Due to size constraints, this filing is being made in two related submissions.  This submission is the second of the two related submissions.

The accession number of the previous related submission is as follows: 0000898745-18-000560

CLASS A,C,& T SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2018

Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

Table of Contents

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	47
Schedules of Investments	85
Financial Highlights (Includes performance information)	266
Shareholder Expense Example	298
Supplemental Information	301

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Mike Beer
President, Principal Funds

Dear Shareholder,

U.S. consumer confidence is buoyant. The European debt crisis is a distant memory and Greece is running a budget surplus. Around the world, emerging economies have rebounded; Brazil and Russia are no longer in recession and India is growing fast again. While overall global growth likely peaked over the last two quarters, the pace of global economic activity is robust and should remain so into 2019.

The U.S. Federal Reserve (Fed) has operated for many months with several vacancies. With the recent appointments and nominations, this new Fed looks little different in expertise, philosophy, or temperament from the old Fed and did not seem to have had any impact on the bond market. Even with new members, the Fed will likely stick to its long-advertised path to normalize monetary policy carefully and slowly. U.S. tax reform has spurred confidence and business activity. U.S. fiscal policy should lead to more U.S. treasury bond issuance.

The European Central Bank has reduced its bond purchases and will likely end them in December. Other central banks have raised rates.

The world expansion is clearly intact, albeit with modest deceleration outside the United States. First-quarter earnings are excellent and profit growth should stay robust and extend strong gains in business investment. Improving U.S. and Eurozone wage gains should keep consumer spending healthy. Overall business, consumer, and employment indicators show no sign of recession anytime soon.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes.1 We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.

Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand.

1 Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

*All data cited from April 2018 Principal Economic Insights by Robert F. Baur, Ph.D., Executive Director, Chief Global Economist and Robin J. Anderson, Ph.D., Senior Global Economist

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

	California		Core Plus Bond		Diversified
Amounts in thousands, except per share amounts	Municipal Fund		Fund		International Fund
Investment in securities--at cost	$400,242		$3,278,720		$9,992,053
Investment in affiliated Funds--at cost	$–		$163,041		$436,186
Foreign currency--at cost	$–		$1,497		$86,672
Assets
Investment in securities--at value	$405,689		$3,198,542		$12,151,354
Investment in affiliated Funds--at value	–		163,041		436,186
Foreign currency--at value	–		1,474		86,522
Cash	4,112		2,875		3,287
Deposits with counterparty	–		290		–
Receivables:
Dividends and interest	5,295		25,646		67,937
Expense reimbursement from Manager	5		164		1
Expense reimbursement from Distributor	–		3		5
Foreign currency contracts	–		1,416		–
Fund shares sold	2,185		9,275		1,957
Investment securities sold	5,341		9,526		308,533
Variation margin on futures	–		143		–
Variation margin on swaps	–		123		–
Other assets	–		7		5
Prepaid directors' expenses	–		4		6
Total Assets	422,627		3,412,529		13,055,793
Liabilities
Accrued management and investment advisory fees	149		1,338		8,364
Accrued administrative service fees	–		4		5
Accrued distribution fees	87		49		101
Accrued service fees	–		18		26
Accrued transfer agent fees	36		105		227
Accrued chief compliance officer fees	–		1		2
Accrued directors' expenses	1		–		–
Accrued professional fees	17		24		10
Accrued other expenses	2		31		194
Deposits from counterparty	–		650		–
Payables:
Deferred foreign tax	–		–		1,847
Dividends payable	1,036		8,836		–
Foreign currency contracts	–		426		–
Fund shares redeemed	1,084		3,542		7,949
Interest expense and fees payable	75		–		–
Investment securities purchased	6,389		183,830		420,256
Unrealized loss on unfunded loan commitments	–		–		–
Variation margin on futures	–		97		–
Floating rate notes issued	11,291		–		–
Total Liabilities	20,167		198,951		438,981
Net Assets Applicable to Outstanding Shares	$402,460		$3,213,578		$12,616,812
Net Assets Consist of:
Capital shares and additional paid-in-capital	$411,666		$3,322,627		$10,062,571
Accumulated undistributed (overdistributed) net investment income (loss)	2,452		6,931		(8,110)
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,105)		(37,049)		405,615
Net unrealized appreciation (depreciation) of investments	5,447		(79,898)		2,157,454
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		967		(718)
Total Net Assets	$402,460		$3,213,578		$12,616,812
Capital Stock (par value: $.01 per share):
Shares authorized	700,000		1,160,000		1,925,000
Net Asset Value Per Share:
Class A: Net Assets	$280,297		$84,352		$256,232
Shares Issued and Outstanding	27,268		7,952		18,260
Net Asset Value per share	$10.28		$10.61		$14.03
Maximum Offering Price	$10.68		$11.02		$14.85
Class C: Net Assets	$35,645		$7,866		$18,721
Shares Issued and Outstanding	3,461		741		1,335
Net Asset Value per share	$10.30	(a)	$10.61	(a)	$14.02	(a)
Class J: Net Assets	N/A		$138,842		$190,628
Shares Issued and Outstanding			12,999		13,743
Net Asset Value per share			$10.68	(a)	$13.87	(a)
Institutional: Net Assets	$86,518		$2,894,226		$12,024,033
Shares Issued and Outstanding	8,412		272,990		861,192
Net Asset Value per share	$10.29		$10.60		$13.96
R-1: Net Assets	N/A		$4,501		$4,405
Shares Issued and Outstanding			425		315
Net Asset Value per share			$10.60		$13.99
R-2: Net Assets	N/A		$4,397		$5,329
Shares Issued and Outstanding			419		383
Net Asset Value per share			$10.49		$13.93
R-3: Net Assets	N/A		$18,550		$23,662
Shares Issued and Outstanding			1,760		1,693
Net Asset Value per share			$10.54		$13.98
R-4: Net Assets	N/A		$13,795		$37,147
Shares Issued and Outstanding			1,284		2,623
Net Asset Value per share			$10.75		$14.16
R-5: Net Assets	N/A		$47,049		$56,655
Shares Issued and Outstanding			4,460		4,008
Net Asset Value per share			$10.55		$14.13

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

			Finisterre
			Unconstrained
			Emerging Markets	Global Diversified
Amounts in thousands, except per share amounts	Equity Income Fund		Bond Fund	Income Fund
Investment in securities--at cost	$4,083,157		$26,848	$11,996,763
Investment in affiliated Funds--at cost	$93,186		$–	$213,606
Foreign currency--at cost	$–		$38	$21,082
Assets
Investment in securities--at value	$6,526,843		$26,721	$11,918,430
Investment in affiliated Funds--at value	93,186		–	213,606
Foreign currency--at value	–		38	20,778
Cash	–		1,427	16,751
Deposits with counterparty	–		799	17,828
Receivables:
Dividends and interest	15,913		334	109,422
Expense reimbursement from Manager	27		6	421
Foreign currency contracts	–		52	3,850
Fund shares sold	1,133		199	10,073
Investment securities sold	–		2,134	122,552
OTC swap agreements--at value (premiums paid $0, $123 and $0)	–		144	–
Unrealized gain on unfunded loan commitments	–		–	3
Variation margin on futures	–		–	3
Variation margin on swaps	–		–	4
Other assets	1		–	–
Prepaid directors' expenses	8		–	–
Prepaid expenses	52		–	–
Total Assets	6,637,163		31,854	12,433,721
Liabilities
Accrued management and investment advisory fees	2,764		25	7,191
Accrued administrative service fees	6		–	–
Accrued distribution fees	358		–	2,138
Accrued service fees	43		–	–
Accrued transfer agent fees	298		–	1,367
Accrued chief compliance officer fees	1		–	3
Accrued directors' expenses	–		1	2
Accrued professional fees	26		18	33
Accrued other expenses	–		7	8
Deposits from counterparty	–		–	–
Payables:
Foreign currency contracts	–		4	5,114
Fund shares redeemed	2,853		–	12,120
Investment securities purchased	–		1,786	202,921
Options and swaptions contracts written (premiums received $0, $0 and $39,073)	–		–	30,947
OTC swap agreements--at value (premiums received $0, $116 and $0)	–		113	–
Unrealized loss on unfunded loan commitments	–		–	–
Variation margin on futures	–		8	95
Total Liabilities	6,349		1,962	261,939
Net Assets Applicable to Outstanding Shares	$6,630,814		$29,892	$12,171,782
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,002,535		$29,863	$12,252,724
Accumulated undistributed (overdistributed) net investment income (loss)	59,771		74	(20,022)
Accumulated undistributed (overdistributed) net realized gain (loss)	124,822		(7)	10,641
Net unrealized appreciation (depreciation) of investments	2,443,686		(86)	(69,579)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		48	(1,982)
Total Net Assets	$6,630,814		$29,892	$12,171,782
Capital Stock (par value: $.01 per share):
Shares authorized	1,800,000		300,000	2,350,000
Net Asset Value Per Share:
Class A: Net Assets	$939,909		$1,379	$1,818,208
Shares Issued and Outstanding	30,614		138	130,998
Net Asset Value per share	$30.70		$10.01	$13.88
Maximum Offering Price	$32.49		$10.40	$14.42
Class C: Net Assets	$181,542		N/A	$2,117,782
Shares Issued and Outstanding	6,070			153,554
Net Asset Value per share	$29.91	(a)		$13.79 (a)
Class T: Net Assets	N/A		N/A	$10
Shares Issued and Outstanding				1
Net Asset Value per share				$13.96
Maximum Offering Price				$14.32
Institutional: Net Assets	$5,301,078		$28,513	$5,859,556
Shares Issued and Outstanding	172,407		2,840	424,074
Net Asset Value per share	$30.75		$10.04	$13.82
R-1: Net Assets	$2,673		N/A	N/A
Shares Issued and Outstanding	87
Net Asset Value per share	$30.57
R-2: Net Assets	$4,079		N/A	N/A
Shares Issued and Outstanding	133
Net Asset Value per share	$30.69
R-3: Net Assets	$40,828		N/A	N/A
Shares Issued and Outstanding	1,334
Net Asset Value per share	$30.60
R-4: Net Assets	$39,498		N/A	N/A
Shares Issued and Outstanding	1,288
Net Asset Value per share	$30.66
R-5: Net Assets	$121,207		N/A	N/A
Shares Issued and Outstanding	3,947
Net Asset Value per share	$30.71
R-6: Net Assets	N/A		N/A	$2,376,226
Shares Issued and Outstanding				172,020
Net Asset Value per share				$13.81

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Global Real Estate		Government & High
Amounts in thousands, except per share amounts	Securities Fund	Quality Bond Fund	High Yield Fund
Investment in securities--at cost	$2,620,721	$1,543,019	$3,218,296
Investment in affiliated Funds--at cost	$41,666	$18,280	$109,792
Foreign currency--at cost	$–	$–	$3,459
Assets
Investment in securities--at value	$2,818,649	$1,480,195	$3,161,027
Investment in affiliated Funds--at value	41,666	18,280	109,792
Foreign currency--at value	–	–	3,376
Cash	–	–	1,154
Receivables:
Dividends and interest	8,704	6,818	51,599
Expense reimbursement from Manager	72	5	4
Expense reimbursement from Distributor	–	23	–
Foreign currency contracts	–	–	91
Fund shares sold	8,366	4,815	19,636
Investment securities sold	3,659	6,493	2,685
Other assets	–	19	–
Prepaid directors' expenses	2	2	1
Prepaid expenses	93	–	–
Total Assets	2,881,211	1,516,650	3,349,365
Liabilities
Accrued management and investment advisory fees	1,989	617	1,370
Accrued administrative service fees	–	3	–
Accrued distribution fees	50	106	393
Accrued service fees	–	11	–
Accrued transfer agent fees	76	144	1,109
Accrued chief compliance officer fees	–	–	1
Accrued professional fees	20	18	35
Accrued other expenses	–	56	95
Cash overdraft	–	123	–
Deposits from counterparty	–	–	–
Payables:
Dividends payable	–	3,503	14,689
Foreign currency contracts	–	–	7
Fund shares redeemed	3,105	2,798	6,132
Investment securities purchased	7,976	13,536	25,416
Unrealized loss on unfunded loan commitments	–	–	–
Total Liabilities	13,216	20,915	49,247
Net Assets Applicable to Outstanding Shares	$2,867,995	$1,495,735	$3,300,118
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,677,904	$1,621,562	$3,465,106
Accumulated undistributed (overdistributed) net investment income (loss)	(18,276)	(9,954)	(4,913)
Accumulated undistributed (overdistributed) net realized gain (loss)	10,515	(53,049)	(102,806)
Net unrealized appreciation (depreciation) of investments	197,928	(62,824)	(57,269)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(76)	–	–
Total Net Assets	$2,867,995	$1,495,735	$3,300,118
Capital Stock (par value: $.01 per share):
Shares authorized	1,250,000	1,275,000	1,900,000
Net Asset Value Per Share:
Class A: Net Assets	$99,447	$247,604	$730,862
Shares Issued and Outstanding	11,216	24,512	100,014
Net Asset Value per share	$8.87	$10.10	$7.30
Maximum Offering Price	$9.39	$10.33	$7.58
Class C: Net Assets	$35,411	$42,126	$298,477
Shares Issued and Outstanding	4,134	4,172	40,419
Net Asset Value per share	$8.57 (a)	$10.10 (a)	$7.38 (a)
Class J: Net Assets	N/A	$107,790	N/A
Shares Issued and Outstanding		10,644
Net Asset Value per share		$10.13 (a)
Class T: Net Assets	N/A	N/A	$10
Shares Issued and Outstanding			1
Net Asset Value per share			$7.25
Maximum Offering Price			$7.44
Institutional: Net Assets	$2,168,379	$1,042,705	$1,809,536
Shares Issued and Outstanding	227,941	103,065	249,327
Net Asset Value per share	$9.51	$10.12	$7.25
R-1: Net Assets	N/A	$2,366	N/A
Shares Issued and Outstanding		234
Net Asset Value per share		$10.13
R-2: Net Assets	N/A	$7,256	N/A
Shares Issued and Outstanding		716
Net Asset Value per share		$10.12
R-3: Net Assets	$278	$11,295	N/A
Shares Issued and Outstanding	29	1,115
Net Asset Value per share	$9.50	$10.12
R-4: Net Assets	$63	$14,494	N/A
Shares Issued and Outstanding	6	1,431
Net Asset Value per share	$9.50	$10.13
R-5: Net Assets	$12	$20,099	N/A
Shares Issued and Outstanding	1	1,983
Net Asset Value per share	$9.52	$10.13
R-6: Net Assets	$564,405	N/A	$461,233
Shares Issued and Outstanding	59,335		63,558
Net Asset Value per share	$9.51		$7.25

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

				Inflation Protection
Amounts in thousands, except per share amounts	High Yield Fund I	Income Fund		Fund
Investment in securities--at cost	$1,104,771	$3,056,434		$1,578,515
Investment in affiliated Funds--at cost	$17,236	$62,931		$23,621
Foreign currency--at cost	$–	$–		$1,089
Assets
Investment in securities--at value	$1,079,828	$3,066,742		$1,563,785
Investment in affiliated Funds--at value	17,236	62,931		23,621
Foreign currency--at value	–	–		1,077
Cash	1,024	–		4
Deposits with counterparty	1,621	–		8,352
Receivables:
Dividends and interest	17,126	25,915		1,669
Expense reimbursement from Manager	2	–		3
Expense reimbursement from Distributor	–	2		–
Foreign currency contracts	–	–		2,438
Fund shares sold	124	9,602		135
Investment securities sold	3,447	–		35,617
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–	–		1,428
Variation margin on futures	–	–		169
Variation margin on swaps	–	–		120
Prepaid directors' expenses	1	8		5
Total Assets	1,120,409	3,165,200		1,638,423
Liabilities
Accrued management and investment advisory fees	588	1,253		490
Accrued administrative service fees	–	7		1
Accrued distribution fees	2	122		8
Accrued service fees	–	25		3
Accrued transfer agent fees	20	115		17
Accrued chief compliance officer fees	1	1		–
Accrued professional fees	22	19		18
Accrued other expenses	2	50		16
Cash overdraft	–	1		–
Deposits from counterparty	–	–		1,300
Payables:
Dividends payable	–	8,813		–
Foreign currency contracts	–	–		86
Fund shares redeemed	720	2,854		1,681
Investment securities purchased	4,462	–		55,795
Options and swaptions contracts written (premiums received $0, $0 and $3,746)	–	–		3,697
Unrealized loss on unfunded loan commitments	–	–		–
Variation margin on futures	–	–		226
Variation margin on swaps	14	–		320
Total Liabilities	5,831	13,260		63,658
Net Assets Applicable to Outstanding Shares	$1,114,578	$3,151,940		$1,574,765
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,181,371	$3,223,638		$1,617,093
Accumulated undistributed (overdistributed) net investment income (loss)	33	(18,556)		10,890
Accumulated undistributed (overdistributed) net realized gain (loss)	(42,039)	(63,450)		(43,481)
Net unrealized appreciation (depreciation) of investments	(24,787)	10,308		(12,075)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–		2,338
Total Net Assets	$1,114,578	$3,151,940		$1,574,765
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	1,550,000		1,000,000
Net Asset Value Per Share:
Class A: Net Assets	$6,964	$239,894		$10,781
Shares Issued and Outstanding	720	25,747		1,294
Net Asset Value per share	$9.67	$9.32		$8.33
Maximum Offering Price	$10.05	$9.53		$8.65
Class C: Net Assets	N/A	$57,009		$3,249
Shares Issued and Outstanding		6,082		410
Net Asset Value per share		$9.37	(a)	$7.91	(a)
Class J: Net Assets	N/A	$89,308		$7,122
Shares Issued and Outstanding		9,562		875
Net Asset Value per share		$9.34	(a)	$8.14	(a)
Institutional: Net Assets	$1,107,614	$438,315		$1,540,003
Shares Issued and Outstanding	114,507	46,904		181,654
Net Asset Value per share	$9.67	$9.34		$8.48
R-1: Net Assets	N/A	$17,914		$1,118
Shares Issued and Outstanding		1,916		140
Net Asset Value per share		$9.35		$7.99
R-2: Net Assets	N/A	$2,617		$811
Shares Issued and Outstanding		280		101
Net Asset Value per share		$9.36		$8.05
R-3: Net Assets	N/A	$27,816		$6,456
Shares Issued and Outstanding		2,971		792
Net Asset Value per share		$9.36		$8.15
R-4: Net Assets	N/A	$26,801		$1,559
Shares Issued and Outstanding		2,864		189
Net Asset Value per share		$9.36		$8.25
R-5: Net Assets	N/A	$48,276		$3,666
Shares Issued and Outstanding		5,169		440
Net Asset Value per share		$9.34		$8.33
R-6: Net Assets	N/A	$2,203,990		N/A
Shares Issued and Outstanding		236,067
Net Asset Value per share		$9.34

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

	International
Emerging Markets				LargeCap Growth
Amounts in thousands, except per share amounts	Fund		International Fund I	Fund
Investment in securities--at cost	$791,166		$368,466	$504,748
Investment in affiliated Funds--at cost	$13,907		$24,787	$7,297
Foreign currency--at cost	$653		$2	$–
Assets
Investment in securities--at value	$962,349		$466,839	$619,862
Investment in affiliated Funds--at value	13,907		24,787	7,297
Foreign currency--at value	650		2	–
Deposits with counterparty	–		2,708	–
Receivables:
Dividends and interest	1,781		2,562	351
Expense reimbursement from Manager	27		6	10
Expense reimbursement from Distributor	3		–	2
Foreign tax refund	1,823		–	–
Fund shares sold	405		920	396
Investment securities sold	3,875		–	6,348
Other assets	–		–	12
Prepaid directors' expenses	–		–	2
Total Assets	984,820		497,824	634,280
Liabilities
Accrued management and investment advisory fees	967		360	348
Accrued administrative service fees	2		1	3
Accrued distribution fees	56		5	110
Accrued service fees	10		4	14
Accrued transfer agent fees	143		36	268
Accrued chief compliance officer fees	–		–	1
Accrued professional fees	16		12	13
Accrued other expenses	103		26	47
Deposits from counterparty	–		–	–
Payables:
Deferred foreign tax	1,177		–	–
Fund shares redeemed	1,319		26	631
Investment securities purchased	–		–	5,043
Variation margin on futures	–		154	–
Total Liabilities	3,793		624	6,478
Net Assets Applicable to Outstanding Shares	$981,027		$497,200	$627,802
Net Assets Consist of:
Capital shares and additional paid-in-capital	$780,629		$383,454	$188,995
Accumulated undistributed (overdistributed) net investment income (loss)	(2,552)		1,418	(1,632)
Accumulated undistributed (overdistributed) net realized gain (loss)	31,100		14,077	325,325
Net unrealized appreciation (depreciation) of investments	171,829		98,285	115,114
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	21		(34)	–
Total Net Assets	$981,027		$497,200	$627,802
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		900,000	1,335,000
Net Asset Value Per Share:
Class A: Net Assets	$107,847		$10,298	$394,217
Shares Issued and Outstanding	3,595		608	41,470
Net Asset Value per share	$30.00		$16.94	$9.51
Maximum Offering Price	$31.75		$17.93	$10.06
Class C: Net Assets	$15,171		N/A	$16,540
Shares Issued and Outstanding	531			2,039
Net Asset Value per share	$28.57	(a)		$8.11	(a)
Class J: Net Assets	$133,282		N/A	$82,572
Shares Issued and Outstanding	4,615			9,423
Net Asset Value per share	$28.88	(a)		$8.76	(a)
Institutional: Net Assets	$98,293		$185,404	$65,026
Shares Issued and Outstanding	3,310		10,884	6,427
Net Asset Value per share	$29.69		$17.03	$10.12
R-1: Net Assets	$2,881		$2,695	$4,555
Shares Issued and Outstanding	97		159	515
Net Asset Value per share	$29.60		$16.98	$8.84
R-2: Net Assets	$3,173		$2,657	$1,658
Shares Issued and Outstanding	108		156	183
Net Asset Value per share	$29.43		$17.03	$9.10
R-3: Net Assets	$10,881		$5,369	$10,794
Shares Issued and Outstanding	367		316	1,040
Net Asset Value per share	$29.61		$17.00	$10.38
R-4: Net Assets	$12,083		$3,705	$7,991
Shares Issued and Outstanding	406		218	772
Net Asset Value per share	$29.75		$17.03	$10.35
R-5: Net Assets	$17,237		$4,922	$44,449
Shares Issued and Outstanding	579		290	4,350
Net Asset Value per share	$29.79		$17.00	$10.22
R-6: Net Assets	$580,179		$282,150	N/A
Shares Issued and Outstanding	19,532		16,574
Net Asset Value per share	$29.70		$17.02

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

LargeCap Growth			LargeCap S&P 500		LargeCap Value
Amounts in thousands, except per share amounts	Fund I		Index Fund		Fund
Investment in securities--at cost	$5,185,147		$2,944,624		$272,482
Investment in affiliated Funds--at cost	$231,394		$75,033		$146
Assets
Investment in securities--at value	$7,847,544		$5,251,679		$295,785
Investment in affiliated Funds--at value	231,394		75,033		146
Cash	18		–		–
Deposits with counterparty	11,861		3,323		–
Receivables:
Dividends and interest	1,673		4,614		251
Expense reimbursement from Manager	121		–		5
Expense reimbursement from Distributor	4		16		2
Fund shares sold	1,502		1,616		38
Investment securities sold	48,745		–		–
Other assets	–		3		28
Prepaid directors' expenses	–		3		–
Prepaid expenses	20		–		–
Total Assets	8,142,882		5,336,287		296,255
Liabilities
Accrued management and investment advisory fees	4,000		660		110
Accrued administrative service fees	13		27		1
Accrued distribution fees	58		241		55
Accrued service fees	101		163		2
Accrued transfer agent fees	412		215		89
Accrued chief compliance officer fees	2		1		1
Accrued directors' expenses	2		–		–
Accrued professional fees	32		16		54
Accrued other expenses	–		67		8
Cash overdraft	–		1		–
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	4,206		8,782		542
Investment securities purchased	17,219		–		–
Variation margin on futures	2,182		720		–
Total Liabilities	28,227		10,893		862
Net Assets Applicable to Outstanding Shares	$8,114,655		$5,325,394		$295,393
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,862,531		$2,827,064		$36,346
Accumulated undistributed (overdistributed) net investment income (loss)	164		23,740		2,393
Accumulated undistributed (overdistributed) net realized gain (loss)	592,877		166,839		233,351
Net unrealized appreciation (depreciation) of investments	2,659,083		2,307,751		23,303
Total Net Assets	$8,114,655		$5,325,394		$295,393
Capital Stock (par value: $.01 per share):
Shares authorized	1,595,000		950,000		1,000,000
Net Asset Value Per Share:
Class A: Net Assets	$29,350		$373,197		$191,234
Shares Issued and Outstanding	1,965		21,403		17,650
Net Asset Value per share	$14.94		$17.44		$10.84
Maximum Offering Price	$15.81		$17.71		$11.47
Class C: Net Assets	N/A		$59,454		$6,674
Shares Issued and Outstanding			3,487		637
Net Asset Value per share			$17.05	(a)	$10.47	(a)
Class J: Net Assets	$164,942		$648,191		$67,263
Shares Issued and Outstanding	12,913		37,548		6,366
Net Asset Value per share	$12.77	(a)	$17.26	(a)	$10.57	(a)
Institutional: Net Assets	$2,230,543		$3,461,049		$18,474
Shares Issued and Outstanding	145,174		198,570		1,710
Net Asset Value per share	$15.36		$17.43		$10.81
R-1: Net Assets	$7,431		$16,482		$1,198
Shares Issued and Outstanding	559		949		112
Net Asset Value per share	$13.29		$17.37		$10.70
R-2: Net Assets	$7,739		$23,386		$2,156
Shares Issued and Outstanding	597		1,335		200
Net Asset Value per share	$12.98		$17.51		$10.76
R-3: Net Assets	$104,868		$198,378		$3,448
Shares Issued and Outstanding	7,465		11,369		322
Net Asset Value per share	$14.05		$17.45		$10.70
R-4: Net Assets	$79,333		$172,002		$1,037
Shares Issued and Outstanding	5,550		9,827		97
Net Asset Value per share	$14.30		$17.50		$10.70
R-5: Net Assets	$292,374		$373,255		$3,909
Shares Issued and Outstanding	19,730		21,136		361
Net Asset Value per share	$14.82		$17.66		$10.84
R-6: Net Assets	$5,198,075		N/A		N/A
Shares Issued and Outstanding	338,560
Net Asset Value per share	$15.35

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

				MidCap Value Fund		Money Market
Amounts in thousands, except per share amounts		MidCap Fund		III		Fund
Investment in securities--at cost		$10,526,116		$1,062,303		$483,311
Investment in affiliated Funds--at cost		$1,223		$25,767		$–
Investment in affiliated securities--at cost		$271,947		$–		$–
Assets
Investment in securities--at value		$15,186,402		$1,164,782		$483,311
Investment in affiliated Funds--at value		1,223		25,767		–
Investment in affiliated securities--at value		196,490		–		–
Cash		80		2		14
Deposits with counterparty		–		2,412		–
Receivables:
Dividends and interest		5,076		736		166
Expense reimbursement from Manager		–		11		21
Expense reimbursement from Distributor		7		2		31
Fund shares sold		16,659		161		2,856
Investment securities sold		49,170		7,538		–
Other assets		6		–		26
Prepaid directors' expenses		–		2		–
	Total Assets	15,455,113		1,201,413		486,425
Liabilities
Accrued management and investment advisory fees		7,439		629		158
Accrued administrative service fees		36		2		–
Accrued distribution fees		660		22		31
Accrued service fees		143		11		–
Accrued transfer agent fees		1,854		111		133
Accrued chief compliance officer fees		3		–		–
Accrued directors' expenses		16		–		–
Accrued professional fees		32		29		17
Accrued other expenses		424		23		14
Deposits from counterparty		–		–		–
Payables:
Dividends payable		–		–		547
Fund shares redeemed		10,558		1,353		1,767
Investment securities purchased		48,971		8,802		–
Variation margin on futures		–		306		–
	Total Liabilities	70,136		11,288		2,667
Net Assets Applicable to Outstanding Shares		$15,384,977		$1,190,125		$483,758
Net Assets Consist of:
Capital shares and additional paid-in-capital		$10,355,328		$1,033,922		$483,758
Accumulated undistributed (overdistributed) net investment income (loss)		15,580		3,538		–
Accumulated undistributed (overdistributed) net realized gain (loss)		429,240		50,257		–
Net unrealized appreciation (depreciation) of investments		4,584,829		102,408		–
	Total Net Assets	$15,384,977		$1,190,125		$483,758
Capital Stock (par value: $.01 per share):
Shares authorized		1,975,000		675,000		8,400,000
Net Asset Value Per Share:
Class A: Net Assets		$1,585,087		$27,521		$234,463
Shares Issued and Outstanding		60,274		1,365		234,463
Net Asset Value per share		$26.30		$20.17		$1.00
Maximum Offering Price		$27.83		$21.34		$1.00
Class C: Net Assets		$277,933		N/A		N/A
Shares Issued and Outstanding		11,621
Net Asset Value per share		$23.92	(a)
Class J: Net Assets		$289,536		$100,124		$249,295
Shares Issued and Outstanding		11,424		5,244		249,295
Net Asset Value per share		$25.35	(a)	$19.09	(a)	$1.00	(a)
Institutional: Net Assets		$11,579,279		$126,440		N/A
Shares Issued and Outstanding		430,912		6,214
Net Asset Value per share		$26.87		$20.35
R-1: Net Assets		$86,243		$491		N/A
Shares Issued and Outstanding		3,518		26
Net Asset Value per share		$24.52		$19.21
R-2: Net Assets		$25,239		$1,415		N/A
Shares Issued and Outstanding		1,014		73
Net Asset Value per share		$24.89		$19.36
R-3: Net Assets		$112,458		$9,576		N/A
Shares Issued and Outstanding		4,364		499
Net Asset Value per share		$25.77		$19.19
R-4: Net Assets		$98,922		$14,406		N/A
Shares Issued and Outstanding		3,701		759
Net Asset Value per share		$26.73		$18.99
R-5: Net Assets		$365,581		$21,919		N/A
Shares Issued and Outstanding		13,770		1,142
Net Asset Value per share		$26.55		$19.20
R-6: Net Assets		$964,699		$888,233		N/A
Shares Issued and Outstanding		35,938		43,413
Net Asset Value per share		$26.84		$20.46

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Principal Capital			Real Estate		Short-Term Income
Amounts in thousands, except per share amounts	Appreciation Fund		Securities Fund		Fund
Investment in securities--at cost	$937,981		$2,857,073		$4,255,538
Investment in affiliated Funds--at cost	$26,938		$75,491		$13,969
Assets
Investment in securities--at value	$1,761,174		$3,479,210		$4,211,602
Investment in affiliated Funds--at value	26,938		75,491		13,969
Cash	–		–		20
Receivables:
Dividends and interest	1,136		956		21,396
Expense reimbursement from Manager	23		–		3
Expense reimbursement from Distributor	–		4		3
Fund shares sold	374		8,440		9,202
Investment securities sold	–		–		2
Other assets	5		–		–
Prepaid directors' expenses	1		5		4
Prepaid expenses	–		73		–
Total Assets	1,789,651		3,564,179		4,256,201
Liabilities
Accrued management and investment advisory fees	709		2,298		1,423
Accrued administrative service fees	3		9		2
Accrued distribution fees	249		131		114
Accrued service fees	18		53		7
Accrued transfer agent fees	270		480		168
Accrued chief compliance officer fees	1		2		1
Accrued professional fees	15		14		18
Accrued other expenses	69		–		44
Deposits from counterparty	–		–		–
Payables:
Dividends payable	–		–		7,121
Fund shares redeemed	1,820		4,491		5,255
Investment securities purchased	–		13,545		6,704
Total Liabilities	3,154		21,023		20,857
Net Assets Applicable to Outstanding Shares	$1,786,497		$3,543,156		$4,235,344
Net Assets Consist of:
Capital shares and additional paid-in-capital	$447,812		$2,907,455		$4,286,085
Accumulated undistributed (overdistributed) net investment income (loss)	6,005		3,491		1,394
Accumulated undistributed (overdistributed) net realized gain (loss)	509,487		10,073		(8,199)
Net unrealized appreciation (depreciation) of investments	823,193		622,137		(43,936)
Total Net Assets	$1,786,497		$3,543,156		$4,235,344
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		1,150,000		1,095,000
Net Asset Value Per Share:
Class A: Net Assets	$954,876		$281,106		$294,298
Shares Issued and Outstanding	15,621		12,451		24,431
Net Asset Value per share	$61.13		$22.58		$12.05
Maximum Offering Price	$64.69		$23.89		$12.33
Class C: Net Assets	$52,373		$45,715		$69,764
Shares Issued and Outstanding	1,102		2,063		5,788
Net Asset Value per share	$47.51	(a)	$22.16	(a)	$12.05	(a)
Class J: Net Assets	N/A		$153,263		$126,921
Shares Issued and Outstanding			6,989		10,542
Net Asset Value per share			$21.93	(a)	$12.04	(a)
Class T: Net Assets	N/A		N/A		$10
Shares Issued and Outstanding					1
Net Asset Value per share					$12.04
Maximum Offering Price					$12.35
Institutional: Net Assets	$692,883		$1,779,394		$3,707,823
Shares Issued and Outstanding	11,128		78,733		307,971
Net Asset Value per share	$62.26		$22.60		$12.04
R-1: Net Assets	$2,323		$4,552		$810
Shares Issued and Outstanding	38		204		67
Net Asset Value per share	$61.13		$22.29		$12.04
R-2: Net Assets	$3,806		$17,306		$2,626
Shares Issued and Outstanding	62		806		218
Net Asset Value per share	$61.18		$21.48		$12.04
R-3: Net Assets	$22,889		$39,034		$13,742
Shares Issued and Outstanding	374		1,772		1,141
Net Asset Value per share	$61.17		$22.02		$12.05
R-4: Net Assets	$20,277		$48,665		$9,459
Shares Issued and Outstanding	329		2,234		786
Net Asset Value per share	$61.66		$21.78		$12.04
R-5: Net Assets	$37,070		$152,507		$9,891
Shares Issued and Outstanding	599		6,986		821
Net Asset Value per share	$61.87		$21.83		$12.05
R-6: Net Assets	N/A		$1,021,614		N/A
Shares Issued and Outstanding			45,210
Net Asset Value per share			$22.60

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2018 (unaudited)

				SmallCap Value		Tax-Exempt Bond
Amounts in thousands, except per share amounts		SmallCap Fund		Fund II		Fund
Investment in securities--at cost		$483,205		$939,998		$351,776
Investment in affiliated Funds--at cost		$7,323		$60,357		$–
Assets
Investment in securities--at value		$620,408		$1,092,258		$354,300
Investment in affiliated Funds--at value		7,323		60,357		–
Cash		–		–		151
Deposits with counterparty		–		3,319		–
Receivables:
Dividends and interest		15		444		5,371
Expense reimbursement from Manager		6		40		4
Expense reimbursement from Distributor		5		–		–
Fund shares sold		528		760		1,397
Investment securities sold		3,825		7,771		–
Other assets		1		–		9
Prepaid directors' expenses		–		3		–
	Total Assets	632,111		1,164,952		361,232
Liabilities
Accrued management and investment advisory fees		384		944		127
Accrued administrative service fees		4		2		–
Accrued distribution fees		105		8		77
Accrued service fees		13		10		–
Accrued transfer agent fees		153		106		47
Accrued professional fees		27		16		17
Accrued other expenses		63		49		7
Cash overdraft		–		1		–
Deposits from counterparty		–		–		–
Payables:
Dividends payable		–		–		1,013
Fund shares redeemed		931		1,855		526
Interest expense and fees payable		–		–		54
Investment securities purchased		3,575		4,685		990
Variation margin on futures		–		603		–
Floating rate notes issued		–		–		12,471
	Total Liabilities	5,255		8,279		15,329
Net Assets Applicable to Outstanding Shares		$626,856		$1,156,673		$345,903
Net Assets Consist of:
Capital shares and additional paid-in-capital		$451,581		$960,635		$353,589
Accumulated undistributed (overdistributed) net investment income (loss)		(301)		(156)		1,783
Accumulated undistributed (overdistributed) net realized gain (loss)		38,373		44,863		(11,993)
Net unrealized appreciation (depreciation) of investments		137,203		151,331		2,524
	Total Net Assets	$626,856		$1,156,673		$345,903
Capital Stock (par value: $.01 per share):
Shares authorized		925,000		875,000		700,000
Net Asset Value Per Share:
Class A: Net Assets		$224,493		$7,811		$273,430
Shares Issued and Outstanding		9,582		607		38,500
Net Asset Value per share		$23.43		$12.88		$7.10
Maximum Offering Price		$24.79		$13.63		$7.38
Class C: Net Assets		$32,657		N/A		$25,576
Shares Issued and Outstanding		1,544				3,590
Net Asset Value per share		$21.15	(a)			$7.12	(a)
Class J: Net Assets		$203,549		$18,005		N/A
Shares Issued and Outstanding		9,071		1,420
Net Asset Value per share		$22.44	(a)	$12.68	(a)
Institutional: Net Assets		$75,324		$196,176		$46,897
Shares Issued and Outstanding		3,000		15,078		6,598
Net Asset Value per share		$25.11		$13.01		$7.11
R-1: Net Assets		$2,913		$1,081		N/A
Shares Issued and Outstanding		131		91
Net Asset Value per share		$22.30		$11.83
R-2: Net Assets		$10,422		$3,158		N/A
Shares Issued and Outstanding		462		263
Net Asset Value per share		$22.54		$12.03
R-3: Net Assets		$13,934		$10,805		N/A
Shares Issued and Outstanding		596		865
Net Asset Value per share		$23.39		$12.49
R-4: Net Assets		$15,306		$6,520		N/A
Shares Issued and Outstanding		630		515
Net Asset Value per share		$24.31		$12.67
R-5: Net Assets		$19,360		$27,022		N/A
Shares Issued and Outstanding		779		2,111
Net Asset Value per share		$24.86		$12.80
R-6: Net Assets		$28,898		$886,095		N/A
Shares Issued and Outstanding		1,152		68,151
Net Asset Value per share		$25.09		$13.00

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	California Municipal	Core Plus Bond	Diversified
Amounts in thousands	Fund	Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$546	$1,385
Dividends	5	528	176,906
Withholding tax	–	–	(18,208)
Interest	9,034	59,745	–
Total Income	9,039	60,819	160,083
Expenses:
Management and investment advisory fees	939	8,530	50,134
Distribution fees - Class A	360	109	321
Distribution fees - Class C	186	42	87
Distribution fees - Class J	N/A	107	144
Distribution fees - R-1	N/A	8	8
Distribution fees - R-2	N/A	8	9
Distribution fees - R-3	N/A	24	31
Distribution fees - R-4	N/A	7	20
Administrative service fees - R-1	N/A	7	6
Administrative service fees - R-2	N/A	5	6
Administrative service fees - R-3	N/A	7	9
Administrative service fees - R-4	N/A	2	6
Administrative service fees - R-5	N/A	2	3
Registration fees - Class A	10	8	9
Registration fees - Class C	9	10	8
Registration fees - Class J	N/A	7	8
Registration fees - Institutional	11	14	11
Service fees - R-1	N/A	6	6
Service fees - R-2	N/A	7	8
Service fees - R-3	N/A	24	31
Service fees - R-4	N/A	18	48
Service fees - R-5	N/A	63	72
Shareholder reports - Class A	3	13	38
Shareholder reports - Class C	1	1	3
Shareholder reports - Class J	N/A	20	26
Shareholder reports - Institutional	1	7	10
Transfer agent fees - Class A	71	91	246
Transfer agent fees - Class C	16	11	19
Transfer agent fees - Class J	N/A	130	150
Transfer agent fees - Institutional	29	86	119
Chief compliance officer fees	–	3	9
Custodian fees	–	23	744
Directors' expenses	5	23	88
Interest expense and fees	127	–	–
Professional fees	15	23	45
Other expenses	4	10	37
Total Gross Expenses	1,787	9,456	52,519
Less: Reimbursement from Manager	–	1,022	–
Less: Reimbursement from Manager - Class A	–	31	–
Less: Reimbursement from Manager - Class C	–	10	7
Less: Reimbursement from Manager - Institutional	19	–	–
Less: Reimbursement from Distributor - Class J	N/A	21	29
Total Net Expenses	1,768	8,372	52,483
Net Investment Income (Loss)	7,271	52,447	107,600

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $17, respectively)	(3,179)	(10,374)	412,916
Foreign currency contracts	–	(1,003)	–
Foreign currency transactions	–	(468)	(2,015)
Futures contracts	–	5,402	–
Swap agreements	–	(2,698)	–
Net change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $1,847,
respectively)	(7,865)	(108,288)	(273,509)
Foreign currency contracts	–	801	–
Futures contracts	–	(734)	–
Swap agreements	–	1,636	–
Translation of assets and liabilities in foreign currencies	–	(7)	(321)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(11,044)	(115,733)	137,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,773)	$(63,286)	$244,671

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

		Finisterre
		Unconstrained
		Emerging Markets	Global Diversified
Amounts in thousands	Equity Income Fund	Bond Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$365	$–	$1,313
Dividends	100,663	–	77,147
Withholding tax	(2,629)	(1)	(3,473)
Interest	18	651	259,888
Total Income	98,417	650	334,875
Expenses:
Management and investment advisory fees	17,174	142	43,911
Distribution fees - Class A	1,212	1	2,345
Distribution fees - Class C	948	N/A	10,982
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	6	N/A	N/A
Distribution fees - R-3	57	N/A	N/A
Distribution fees - R-4	21	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	4	N/A	N/A
Administrative service fees - R-3	16	N/A	N/A
Administrative service fees - R-4	6	N/A	N/A
Administrative service fees - R-5	6	N/A	N/A
Registration fees - Class A	13	7	31
Registration fees - Class C	8	N/A	20
Registration fees - Class T	N/A	N/A	3
Registration fees - Institutional	49	10	88
Registration fees - R-6	N/A	N/A	4
Service fees - R-1	3	N/A	N/A
Service fees - R-2	5	N/A	N/A
Service fees - R-3	57	N/A	N/A
Service fees - R-4	52	N/A	N/A
Service fees - R-5	157	N/A	N/A
Shareholder reports - Class A	52	–	44
Shareholder reports - Class C	10	N/A	63
Shareholder reports - Institutional	8	–	151
Transfer agent fees - Class A	520	5	843
Transfer agent fees - Class C	95	N/A	1,057
Transfer agent fees - Class T	N/A	N/A	4
Transfer agent fees - Institutional	298	–	1,862
Chief compliance officer fees	5	–	10
Custodian fees	72	7	367
Directors' expenses	44	1	92
Dividends and interest on securities sold short	–	–	612
Professional fees	27	17	49
Short sale fees	–	–	24
Other expenses	31	2	50
Total Gross Expenses	20,965	192	62,612
Less: Reimbursement from Manager	–	–	615
Less: Reimbursement from Manager - Class A	–	12	–
Less: Reimbursement from Manager - Class T	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	105	22	1,028
Total Net Expenses	20,860	158	60,961
Net Investment Income (Loss)	77,557	492	273,914

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	143,177	2	99,319
Foreign currency contracts	–	(277)	1,409
Foreign currency transactions	–	20	(404)
Futures contracts	–	91	8,664
Options and swaptions	–	–	(17,185)
Short sales	–	–	(1,080)
Swap agreements	–	162	206
Net change in unrealized appreciation/depreciation of:
Investments	(23,616)	(306)	(342,163)
Foreign currency contracts	–	(19)	(990)
Futures contracts	–	17	(1,531)
Options and swaptions	–	–	8,861
Swap agreements	–	(80)	(175)
Translation of assets and liabilities in foreign currencies	–	2	(129)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	119,561	(388)	(245,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	$197,118	$104	$28,716

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Global Real Estate	Government & High
Amounts in thousands	Securities Fund	Quality Bond Fund	High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$241	$78	$335
Dividends	44,188	31	224
Withholding tax	(1,872)	–	–
Interest	2	21,967	102,889
Total Income	42,559	22,076	103,448
Expenses:
Management and investment advisory fees	11,055	3,777	8,642
Distribution fees - Class A	135	323	933
Distribution fees - Class C	180	227	1,586
Distribution fees - Class J	N/A	83	N/A
Distribution fees - R-1	N/A	4	N/A
Distribution fees - R-2	N/A	14	N/A
Distribution fees - R-3	–	15	N/A
Distribution fees - R-4	–	7	N/A
Administrative service fees - R-1	N/A	4	N/A
Administrative service fees - R-2	N/A	9	N/A
Administrative service fees - R-3	–	4	N/A
Administrative service fees - R-4	–	2	N/A
Administrative service fees - R-5	–	1	N/A
Registration fees - Class A	8	13	24
Registration fees - Class C	8	8	10
Registration fees - Class J	N/A	8	N/A
Registration fees - Class T	N/A	N/A	4
Registration fees - Institutional	83	16	49
Registration fees - R-6	8	N/A	26
Service fees - R-1	N/A	3	N/A
Service fees - R-2	N/A	11	N/A
Service fees - R-3	–	15	N/A
Service fees - R-4	–	18	N/A
Service fees - R-5	–	23	N/A
Shareholder reports - Class A	5	24	41
Shareholder reports - Class C	3	4	15
Shareholder reports - Class J	N/A	13	N/A
Shareholder reports - Institutional	39	9	77
Transfer agent fees - Class A	106	175	570
Transfer agent fees - Class C	33	33	184
Transfer agent fees - Class J	N/A	92	N/A
Transfer agent fees - Class T	N/A	N/A	4
Transfer agent fees - Institutional	601	103	865
Chief compliance officer fees	2	1	3
Custodian fees	59	3	7
Directors' expenses	18	11	26
Professional fees	29	16	27
Other expenses	8	6	31
Total Gross Expenses	12,380	5,075	13,124
Less: Reimbursement from Manager - Class C	–	17	–
Less: Reimbursement from Manager - Class T	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	106	–	97
Less: Reimbursement from Manager - R-1	N/A	1	N/A
Less: Reimbursement from Manager - R-2	N/A	4	N/A
Less: Reimbursement from Manager - R-3	–	6	N/A
Less: Reimbursement from Manager - R-4	–	7	N/A
Less: Reimbursement from Manager - R-5	–	9	N/A
Less: Reimbursement from Distributor - Class A	–	129	–
Less: Reimbursement from Distributor - Class J	N/A	17	N/A
Total Net Expenses	12,274	4,885	13,019
Net Investment Income (Loss)	30,285	17,191	90,429

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	18,896	(26,737)	10,239
Foreign currency contracts	–	–	138
Foreign currency transactions	314	–	23
Net change in unrealized appreciation/depreciation of:
Investments	55,776	(15,827)	(120,811)
Foreign currency contracts	–	–	(316)
Translation of assets and liabilities in foreign currencies	(35)	–	3
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	74,951	(42,564)	(110,724)
Net Increase (Decrease) in Net Assets Resulting from Operations	$105,236	$(25,373)	$(20,295)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

			Inflation Protection
Amounts in thousands	High Yield Fund I	Income Fund	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$121	$416	$92
Dividends	247	88	12
Interest	37,032	58,082	22,812
Total Income	37,400	58,586	22,916
Expenses:
Management and investment advisory fees	3,661	7,670	2,954
Distribution fees - Class A	8	308	14
Distribution fees - Class C	N/A	297	16
Distribution fees - Class J	N/A	69	5
Distribution fees - R-1	N/A	33	2
Distribution fees - R-2	N/A	4	1
Distribution fees - R-3	N/A	36	7
Distribution fees - R-4	N/A	14	1
Administrative service fees - R-1	N/A	26	2
Administrative service fees - R-2	N/A	3	1
Administrative service fees - R-3	N/A	10	2
Administrative service fees - R-4	N/A	4	–
Administrative service fees - R-5	N/A	3	–
Registration fees - Class A	9	12	8
Registration fees - Class C	N/A	8	8
Registration fees - Class J	N/A	8	7
Registration fees - Institutional	12	26	9
Registration fees - R-6	N/A	14	N/A
Service fees - R-1	N/A	23	1
Service fees - R-2	N/A	3	1
Service fees - R-3	N/A	36	8
Service fees - R-4	N/A	35	2
Service fees - R-5	N/A	61	5
Shareholder reports - Class A	1	17	3
Shareholder reports - Class C	N/A	6	1
Shareholder reports - Class J	N/A	6	2
Shareholder reports - Institutional	1	10	–
Transfer agent fees - Class A	8	147	13
Transfer agent fees - Class C	N/A	48	8
Transfer agent fees - Class J	N/A	44	11
Transfer agent fees - Institutional	27	154	2
Chief compliance officer fees	1	3	1
Custodian fees	23	2	14
Directors' expenses	9	20	9
Professional fees	21	18	16
Other expenses	7	11	6
Total Gross Expenses	3,788	9,189	3,140
Less: Reimbursement from Manager - Class A	13	–	9
Less: Reimbursement from Manager - Class C	N/A	–	12
Less: Reimbursement from Distributor - Class J	N/A	14	1
Total Net Expenses	3,775	9,175	3,118
Net Investment Income (Loss)	33,625	49,411	19,798

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(5,627)	1,616	(1,381)
Foreign currency contracts	–	–	(2,279)
Foreign currency transactions	–	–	439
Futures contracts	–	–	4,344
Options and swaptions	–	–	(858)
Swap agreements	(3)	–	1,962
Net change in unrealized appreciation/depreciation of:
Investments	(29,361)	(82,531)	(12,662)
Foreign currency contracts	–	–	(60)
Futures contracts	–	–	(1,270)
Options and swaptions	–	–	155
Swap agreements	133	–	303
Translation of assets and liabilities in foreign currencies	–	–	52
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(34,858)	(80,915)	(11,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,233)	$(31,504)	$8,543

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	International
	Emerging Markets	International	LargeCap Growth
Amounts in thousands	Fund	Fund I	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$55	$109	$43
Dividends	9,233	4,684	3,120
Withholding tax	(944)	(404)	(2)
Interest	56	4	1
Total Income	8,400	4,393	3,162
Expenses:
Management and investment advisory fees	5,965	2,160	2,846
Distribution fees - Class A	134	10	489
Distribution fees - Class C	73	N/A	83
Distribution fees - Class J	103	N/A	59
Distribution fees - R-1	5	5	8
Distribution fees - R-2	6	5	3
Distribution fees - R-3	14	7	14
Distribution fees - R-4	6	2	4
Administrative service fees - R-1	4	4	7
Administrative service fees - R-2	4	3	2
Administrative service fees - R-3	4	2	4
Administrative service fees - R-4	2	1	1
Administrative service fees - R-5	1	–	2
Registration fees - Class A	10	7	10
Registration fees - Class C	8	N/A	7
Registration fees - Class J	7	N/A	8
Registration fees - Institutional	11	19	11
Registration fees - R-6	7	7	N/A
Service fees - R-1	4	3	6
Service fees - R-2	5	4	2
Service fees - R-3	14	7	14
Service fees - R-4	16	5	10
Service fees - R-5	23	7	55
Shareholder reports - Class A	15	1	41
Shareholder reports - Class C	2	N/A	2
Shareholder reports - Class J	16	N/A	6
Shareholder reports - Institutional	8	5	1
Transfer agent fees - Class A	110	10	298
Transfer agent fees - Class C	19	N/A	16
Transfer agent fees - Class J	107	N/A	43
Transfer agent fees - Institutional	72	63	24
Chief compliance officer fees	1	–	1
Custodian fees	168	43	2
Directors' expenses	7	4	6
Professional fees	45	33	12
Other expenses	63	6	9
Total Gross Expenses	7,059	2,423	4,106
Less: Reimbursement from Manager - Class A	67	7	–
Less: Reimbursement from Manager - Class J	17	N/A	–
Less: Reimbursement from Manager - Institutional	49	39	22
Less: Reimbursement from Manager - R-6	84	27	N/A
Less: Reimbursement from Distributor - Class J	21	N/A	12
Total Net Expenses	6,821	2,350	4,072
Net Investment Income (Loss)	1,579	2,043	(910)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $308, $0 and $0, respectively)	92,284	23,352	253,224
Foreign currency transactions	(844)	(116)	–
Futures contracts	–	1,145	–
Net change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $1,177, $0 and $0,
respectively)	(55,740)	(12,520)	(173,455)
Futures contracts	–	(531)	–
Translation of assets and liabilities in foreign currencies	(20)	35	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	35,680	11,365	79,769
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,259	$13,408	$78,859

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	LargeCap Growth	LargeCap S&P 500	LargeCap
Amounts in thousands	Fund I	Index Fund	Value Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$1,031	$350	$10
Dividends	28,009	52,872	10,457
Withholding tax	(74)	–	–
Interest	45	14	–
Total Income	29,011	53,236	10,467
Expenses:
Management and investment advisory fees	24,471	4,171	1,751
Distribution fees - Class A	33	277	244
Distribution fees - Class C	N/A	297	36
Distribution fees - Class J	116	494	51
Distribution fees - R-1	13	33	2
Distribution fees - R-2	14	41	3
Distribution fees - R-3	139	267	4
Distribution fees - R-4	40	93	1
Administrative service fees - R-1	10	26	2
Administrative service fees - R-2	10	27	2
Administrative service fees - R-3	39	75	1
Administrative service fees - R-4	12	28	–
Administrative service fees - R-5	15	20	–
Registration fees - Class A	8	13	8
Registration fees - Class C	N/A	10	8
Registration fees - Class J	9	12	7
Registration fees - Institutional	37	28	17
Registration fees - R-6	25	N/A	N/A
Service fees - R-1	9	24	1
Service fees - R-2	12	34	3
Service fees - R-3	139	267	4
Service fees - R-4	99	232	2
Service fees - R-5	376	492	5
Shareholder reports - Class A	2	28	21
Shareholder reports - Class C	N/A	3	1
Shareholder reports - Class J	8	32	7
Shareholder reports - Institutional	1	10	8
Transfer agent fees - Class A	23	202	143
Transfer agent fees - Class C	N/A	32	10
Transfer agent fees - Class J	60	239	44
Transfer agent fees - Institutional	888	113	1
Chief compliance officer fees	6	4	1
Custodian fees	10	6	3
Directors' expenses	65	40	9
Professional fees	20	14	12
Other expenses	28	48	7
Total Gross Expenses	26,737	7,732	2,419
Less: Reimbursement from Manager	651	–	–
Less: Reimbursement from Manager - Class C	N/A	3	10
Less: Reimbursement from Manager - Institutional	137	–	56
Less: Reimbursement from Distributor - Class J	23	99	10
Total Net Expenses	25,926	7,630	2,343
Net Investment Income (Loss)	3,085	45,606	8,124

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	611,836	197,047	234,124
Futures contracts	10,784	9,676	161
Net change in unrealized appreciation/depreciation of:
Investments	128,824	(44,645)	(173,546)
Futures contracts	(8,115)	(66)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	743,329	162,012	60,739
Net Increase (Decrease) in Net Assets Resulting from Operations	$746,414	$207,618	$68,863

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

		MidCap Value	Money Market
Amounts in thousands	MidCap Fund	Fund III	Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$40	$192	$–
Dividends	69,441	13,026	8
Withholding tax	(1,640)	(77)	–
Interest	1	9	3,832
Total Income	67,842	13,150	3,840
Expenses:
Management and investment advisory fees	45,404	4,113	959
Distribution fees - Class A	2,086	34	–
Distribution fees - Class C	1,470	N/A	52
Distribution fees - Class J	225	79	179
Distribution fees - R-1	154	1	N/A
Distribution fees - R-2	41	3	N/A
Distribution fees - R-3	148	15	N/A
Distribution fees - R-4	56	10	N/A
Administrative service fees - R-1	123	1	N/A
Administrative service fees - R-2	28	2	N/A
Administrative service fees - R-3	41	4	N/A
Administrative service fees - R-4	17	3	N/A
Administrative service fees - R-5	19	1	N/A
Registration fees - Class A	24	8	40
Registration fees - Class C	9	N/A	8
Registration fees - Class J	8	7	15
Registration fees - Institutional	354	16	12
Registration fees - R-6	9	7	N/A
Service fees - R-1	110	1	N/A
Service fees - R-2	34	2	N/A
Service fees - R-3	148	15	N/A
Service fees - R-4	139	25	N/A
Service fees - R-5	470	30	N/A
Shareholder reports - Class A	155	3	28
Shareholder reports - Class C	12	N/A	1
Shareholder reports - Class J	17	9	35
Shareholder reports - Institutional	502	4	–
Transfer agent fees - Class A	1,153	30	176
Transfer agent fees - Class C	150	N/A	4
Transfer agent fees - Class J	125	65	152
Transfer agent fees - Institutional	4,409	78	–
Chief compliance officer fees	12	1	1
Custodian fees	4	9	5
Directors' expenses	133	10	4
Professional fees	22	16	15
Other expenses	93	5	5
Total Gross Expenses	57,904	4,607	1,691
Less: Reimbursement from Manager	–	91	–
Less: Reimbursement from Manager - Class A	–	–	95
Less: Reimbursement from Manager - Institutional	–	8	13
Less: Reimbursement from Distributor - Class C	–	N/A	52
Less: Reimbursement from Distributor - Class J	45	16	179
Total Net Expenses	57,859	4,492	1,352
Net Investment Income (Loss)	9,983	8,658	2,488

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	436,263	52,269	–
Investment transactions in affiliated securities	(1,289)	–	–
Futures contracts	–	2,082	–
Net change in unrealized appreciation/depreciation of:
Investments	(205,022)	(74,116)	–
Investment in affiliated securities	(66,608)	–	–
Futures contracts	–	(1,255)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	163,344	(21,020)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$173,327	$(12,362)	$2,488

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal Capital	Real Estate	Short-Term Income
Amounts in thousands	Appreciation Fund	Securities Fund	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$130	$162	$149
Dividends	18,418	46,464	100
Withholding tax	(14)	–	–
Interest	2	–	52,959
Total Income	18,536	46,626	53,208
Expenses:
Management and investment advisory fees	4,862	14,017	8,683
Distribution fees - Class A	1,226	356	228
Distribution fees - Class C	270	238	365
Distribution fees - Class J	N/A	120	99
Distribution fees - R-1	4	9	1
Distribution fees - R-2	6	28	3
Distribution fees - R-3	30	55	17
Distribution fees - R-4	10	27	5
Administrative service fees - R-1	4	7	1
Administrative service fees - R-2	4	18	2
Administrative service fees - R-3	8	16	5
Administrative service fees - R-4	3	8	1
Administrative service fees - R-5	2	8	1
Registration fees - Class A	23	10	18
Registration fees - Class C	9	8	8
Registration fees - Class J	N/A	8	9
Registration fees - Class T	N/A	N/A	4
Registration fees - Institutional	23	38	26
Registration fees - R-6	N/A	28	N/A
Service fees - R-1	3	6	–
Service fees - R-2	5	23	3
Service fees - R-3	30	56	17
Service fees - R-4	26	67	12
Service fees - R-5	50	193	12
Shareholder reports - Class A	56	31	20
Shareholder reports - Class C	4	6	7
Shareholder reports - Class J	N/A	18	11
Shareholder reports - Institutional	7	53	15
Transfer agent fees - Class A	468	277	156
Transfer agent fees - Class C	38	46	51
Transfer agent fees - Class J	N/A	133	59
Transfer agent fees - Class T	N/A	N/A	5
Transfer agent fees - Institutional	89	601	249
Chief compliance officer fees	2	3	3
Custodian fees	1	1	5
Directors' expenses	16	26	31
Professional fees	12	12	17
Other expenses	10	16	16
Total Gross Expenses	7,301	16,567	10,165
Less: Reimbursement from Manager - Class T	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	102	–	–
Less: Reimbursement from Distributor - Class J	N/A	24	20
Total Net Expenses	7,199	16,543	10,137
Net Investment Income (Loss)	11,337	30,083	43,071

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	516,977	31,009	(7,839)
Net change in unrealized appreciation/depreciation of:
Investments	(434,222)	(108,764)	(49,217)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	82,755	(77,755)	(57,056)
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,092	$(47,672)	$(13,985)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

		SmallCap Value	Tax-Exempt Bond
Amounts in thousands	SmallCap Fund	Fund II	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$34	$223	$ –
Dividends	3,732	8,740	–
Withholding tax	–	(2)	–
Interest	–	10	8,283
Total Income	3,766	8,971	8,283
Expenses:
Management and investment advisory fees	2,344	5,885	778
Distribution fees - Class A	281	9	344
Distribution fees - Class C	162	N/A	132
Distribution fees - Class J	153	14	N/A
Distribution fees - R-1	5	2	N/A
Distribution fees - R-2	17	6	N/A
Distribution fees - R-3	17	14	N/A
Distribution fees - R-4	8	3	N/A
Administrative service fees - R-1	4	2	N/A
Administrative service fees - R-2	12	4	N/A
Administrative service fees - R-3	5	4	N/A
Administrative service fees - R-4	2	1	N/A
Administrative service fees - R-5	1	1	N/A
Registration fees - Class A	9	8	19
Registration fees - Class C	8	N/A	9
Registration fees - Class J	13	8	N/A
Registration fees - Institutional	14	21	12
Registration fees - R-6	8	12	N/A
Service fees - R-1	4	1	N/A
Service fees - R-2	15	5	N/A
Service fees - R-3	17	14	N/A
Service fees - R-4	19	8	N/A
Service fees - R-5	26	37	N/A
Shareholder reports - Class A	26	1	4
Shareholder reports - Class C	3	N/A	1
Shareholder reports - Class J	18	2	N/A
Shareholder reports - Institutional	4	7	2
Shareholder reports - R-6	–	1	N/A
Transfer agent fees - Class A	177	12	74
Transfer agent fees - Class C	29	N/A	15
Transfer agent fees - Class J	127	17	N/A
Transfer agent fees - Institutional	31	89	13
Chief compliance officer fees	–	1	–
Custodian fees	2	32	–
Directors' expenses	6	8	3
Interest expense and fees	–	–	122
Professional fees	15	12	15
Other expenses	4	6	3
Total Gross Expenses	3,586	6,247	1,546
Less: Reimbursement from Manager	–	218	–
Less: Reimbursement from Manager - Class A	–	13	–
Less: Reimbursement from Manager - Class C	–	N/A	7
Less: Reimbursement from Manager - Institutional	33	76	14
Less: Reimbursement from Manager - R-6	6	–	N/A
Less: Reimbursement from Distributor - Class J	30	3	N/A
Total Net Expenses	3,517	5,937	1,525
Net Investment Income (Loss)	249	3,034	6,758

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	38,396	53,315	(951)
Futures contracts	–	3,585	–
Net change in unrealized appreciation/depreciation of:
Investments	(4,958)	(49,772)	(6,525)
Futures contracts	–	(2,482)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	33,438	4,646	(7,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,687	$7,680	$(718)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							California Municipal Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$7,271	$14,143
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(3,179)	(3,727)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(7,865)	(5,194)
			Net Increase (Decrease) in Net Assets Resulting from Operations				(3,773)	5,222

Dividends and Distributions to Shareholders
From net investment income							(6,602)	(13,050)
						Total Dividends and Distributions	(6,602)	(13,050)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(9,325)	(32,462)
						Total Increase (Decrease) in Net Assets	(19,700)	(40,290)

Net Assets
Beginning of period							422,160	462,450
End of period (including undistributed net investment income as set forth below)							$402,460	$422,160
Undistributed (overdistributed) net investment income (loss)							$2,452	$1,783

	Class A		Class C		Class P(a)	Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$41,156		$3,011		N/A	$27,090
Reinvested	4,186		386		N/A	1,163
Redeemed	(50,141)		(6,102)		N/A	(30,074)
Net Increase (Decrease)	$(4,799	) $	(2,705)		N/A	$(1,821)
Shares:
Sold	3,923		289		N/A	2,581
Reinvested	402		37		N/A	112
Redeemed	(4,803)		(584)		N/A	(2,888)
Net Increase (Decrease)	(478)		(258)		N/A	(195)
Year Ended October 31, 2017
Dollars:
Sold	$97,381		$7,451		$23,651	$98,254
Reinvested	8,680		892		731	901
Redeemed	(142,853)		(16,704)		(96,861)	(13,985)
Net Increase (Decrease)	$(36,792	) $	(8,361	) $	(72,479)	$85,170
Shares:
Sold	9,373		713		2,295	9,314
Reinvested	835		86		71	86
Redeemed	(13,787)		(1,611)		(9,278)	(1,333)
Net Increase (Decrease)	(3,579)		(812)		(6,912)	8,067

Distributions:
Period Ended April 30, 2018
From net investment income $	(4,586	) $	(438)		N/A	$(1,578)
From net realized gain on
investments	–		–		N/A	–
Total Dividends and Distributions $	(4,586	) $	(438)		N/A	$(1,578)
Year Ended October 31, 2017
From net investment income $	(9,544	) $	(1,004	) $	(1,320)	$(1,182)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(9,544	) $	(1,004	) $	(1,320)	$(1,182)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Core Plus Bond Fund

													Period Ended		Year Ended
													April 30, 2018		October 31, 2017
Operations
Net investment income (loss)													$	52,447	$108,070
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														(9,141)	4,683
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(106,592)	(29,469)
			Net Increase (Decrease) in Net Assets Resulting from Operations											(63,286)	83,284

Dividends and Distributions to Shareholders
From net investment income														(54,547)	(109,280)
							Total Dividends and Distributions							(54,547)	(109,280)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(238,977)	(419,269)
						Total Increase (Decrease) in Net Assets								(356,810)	(445,265)

Net Assets
Beginning of period														3,570,388	4,015,653
End of period (including undistributed net investment income as set forth below)														$3,213,578	$3,570,388
Undistributed (overdistributed) net investment income (loss)													$	6,931	$9,031

	Class A		Class C		Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,366		$681		$3,834	$199,225	$718		$413		$2,107		$2,321	$4,277
Reinvested	1,166		76		2,048	49,835	56		66		260		204	755
Redeemed	(7,852)		(1,184)		(10,446)	(468,305)	(1,068)		(2,350)		(4,070)		(4,050)	(11,060)
Net Increase (Decrease)	$(3,320	) $	(427	) $	(4,564)	$ (219,245)	$(294	) $	(1,871	) $	(1,703	) $	(1,525)	$(6,028)
Shares:
Sold	310		63		351	18,274	67		39		195		212	396
Reinvested	108		7		188	4,615	5		6		24		19	70
Redeemed	(725)		(110)		(959)	(43,179)	(99)		(219)		(376)		(369)	(1,025)
Net Increase (Decrease)	(307)		(40)		(420)	(20,290)	(27)		(174)		(157)		(138)	(559)
Year Ended October 31, 2017
Dollars:
Sold	$8,744		$1,264		$9,284	$346,505	$1,049		$1,300		$4,318		$5,012	$12,083
Reinvested	2,250		138		3,882	100,035	106		182		535		444	1,556
Redeemed	(15,504)		(1,983)		(21,617)	(833,666)	(1,509)		(5,387)		(10,096)		(11,084)	(17,110)
Net Increase (Decrease)	$(4,510	) $	(581	) $	(8,451)	$ (387,126)	$(354	) $	(3,905	) $	(5,243	) $	(5,628)	$(3,471)
Shares:
Sold	802		116		847	31,833	96		120		399		454	1,116
Reinvested	206		13		353	9,177	10		17		49		40	143
Redeemed	(1,423)		(183)		(1,973)	(76,555)	(139)		(500)		(936)		(1,007)	(1,578)
Net Increase (Decrease)	(415)		(54)		(773)	(35,545)	(33)		(363)		(488)		(513)	(319)

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,225	) $	(81	) $	(2,063)	$(49,835)	$(56	) $	(66	) $	(261	) $	(204)	$(756)
From net realized gain on
investments	–		–		–	–	–		–		–		–	–
Total Dividends and Distributions $	(1,225	) $	(81	) $	(2,063)	$(49,835)	$(56	) $	(66	) $	(261	) $	(204)	$(756)
Year Ended October 31, 2017
From net investment income $	(2,368	) $	(149	) $	(3,905)	$ (100,035)	$(106	) $	(182	) $	(535	) $	(444)	$(1,556)
From net realized gain on
investments	–		–		–	–	–		–		–		–	–
Total Dividends and Distributions $	(2,368	) $	(149	) $	(3,905)	$ (100,035)	$(106	) $	(182	) $	(535	) $	(444)	$(1,556)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Diversified International Fund

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)													$107,600				$133,787
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													410,901				223,354
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(273,830)				1,867,353
			Net Increase (Decrease) in Net Assets Resulting from Operations										244,671				2,224,494

Dividends and Distributions to Shareholders
From net investment income													(217,968)				(131,799)
								Total Dividends and Distributions					(217,968)				(131,799)

Capital Share Transactions
Net increase (decrease) in capital share transactions													488,552				2,016,797
							Total Increase (Decrease) in Net Assets						515,255				4,109,492

Net Assets
Beginning of period													12,101,557				7,992,065
End of period (including undistributed net investment income as set forth below)													$12,616,812				$12,101,557
Undistributed (overdistributed) net investment income (loss)															$(8,110)		$102,258

	Class A		Class C		Class J	Class P(a)		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$12,350		$3,597		$7,319		N/A	$969,974	$379		$619		$1,356		$4,741		$5,268
Reinvested	3,063		111		2,918		N/A	209,591	44		69		310		581		870
Redeemed	(17,243)		(1,402)		(13,272)		N/A	(674,018)	(1,002)		(2,448)		(4,559)		(10,400)		(10,264)
Net Increase (Decrease)	$(1,830	) $	2,306		$(3,035)		N/A	$505,547	$(579	) $	(1,760	) $	(2,893	) $	(5,078	) $	(4,126)
Shares:
Sold	876		253		523		N/A	68,830	27		43		97		333		369
Reinvested	219		8		212		N/A	15,111	3		5		22		41		62
Redeemed	(1,222)		(99)		(951)		N/A	(48,133)	(72)		(172)		(326)		(725)		(725)
Net Increase (Decrease)	(127)		162		(216)		N/A	35,808	(42)		(124)		(207)		(351)		(294)
Year Ended October 31, 2017
Dollars:
Sold	$22,776		$3,182		$12,237		$3,814	$3,138,927	$617		$1,581		$3,162		$8,174		$10,599
Reinvested	2,145		41		2,137		102	125,430	30		47		271		436		860
Redeemed	(39,036)		(3,442)		(22,460)		(11,566)	(1,193,749)	(1,213)		(1,715)		(9,521)		(11,377)		(25,692)
Net Increase (Decrease)	$(14,115	) $	(219)		$(8,086	) $	(7,650)	$ 2,070,608	$(566	) $	(87	) $	(6,088	) $	(2,767	) $	(14,233)
Shares:
Sold	1,800		255		989		332	254,309	50		132		255		665		863
Reinvested	195		4		197		9	11,476	3		4		25		39		78
Redeemed	(3,161)		(282)		(1,874)		(923)	(98,322)	(101)		(143)		(797)		(939)		(2,042)
Net Increase (Decrease)	(1,166)		(23)		(688)		(582)	167,463	(48)		(7)		(517)		(235)		(1,101)

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,447	) $	(115	) $	(2,920)		N/A	$(209,607)	$(44	) $	(74	) $	(310	) $	(581	) $	(870)
From net realized gain on
investments	–		–		–		N/A	–	–		–		–		–		–
Total Dividends and Distributions $	(3,447	) $	(115	) $	(2,920)		N/A	$(209,607)	$(44	) $	(74	) $	(310	) $	(581	) $	(870)
Year Ended October 31, 2017
From net investment income $	(2,437	) $	(42	) $	(2,139	) $	(106)	$ (125,430)	$(30	) $	(48	) $	(271	) $	(436	) $	(860)
From net realized gain on
investments	–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(2,437	) $	(42	) $	(2,139	) $	(106)	$ (125,430)	$(30	) $	(48	) $	(271	) $	(436	) $	(860)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Equity Income Fund

									Period Ended		Year Ended
									April 30, 2018		October 31, 2017
Operations
Net investment income (loss)									$	77,557	$130,298
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										143,177	334,023
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(23,616)	758,802
		Net Increase (Decrease) in Net Assets Resulting from Operations								197,118	1,223,123

Dividends and Distributions to Shareholders
From net investment income										(63,376)	(110,119)
From net realized gain on investments										(321,006)	(109,330)
					Total Dividends and Distributions					(384,382)	(219,449)

Capital Share Transactions
Net increase (decrease) in capital share transactions										258,193	166,278
				Total Increase (Decrease) in Net Assets						70,929	1,169,952

Net Assets
Beginning of period										6,559,885	5,389,933
End of period (including undistributed net investment income as set forth below)										$6,630,814	$6,559,885
Undistributed (overdistributed) net investment income (loss)									$	59,771	$46,235

	Class A	Class C	Class P(a)	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$37,203	$9,694	N/A	$623,290	$220	$341	$1,811		$2,768	$5,776
Reinvested	51,521	9,512	N/A	306,923	138	155	2,598		2,299	7,110
Redeemed	(85,975)	(21,945)	N/A	(660,000)	(156)	(743)	(12,610)		(6,903)	(14,834)
Net Increase (Decrease)	$2,749	$(2,739)	N/A	$270,213	$202	$(247)	$(8,201	) $	(1,836)	$(1,948)
Shares:
Sold	1,175	315	N/A	19,549	7	11	57		88	183
Reinvested	1,641	311	N/A	9,760	4	5	83		73	226
Redeemed	(2,728)	(713)	N/A	(20,924)	(5)	(24)	(399)		(217)	(470)
Net Increase (Decrease)	88	(87)	N/A	8,385	6	(8)	(259)		(56)	(61)
Year Ended October 31, 2017
Dollars:
Sold	$83,585	$22,941	$44,594	$1,282,487	$591	$854	$4,842		$6,602	$23,806
Reinvested	30,776	4,818	4,334	169,598	67	102	1,843		1,619	3,799
Redeemed	(199,199)	(50,892)	(196,737)	(1,007,700)	(478)	(2,337)	(23,743)		(20,693)	(19,201)
Net Increase (Decrease)	$(84,838)	$(23,133)	$ (147,809)	$ 444,385	$180	$(1,381)	$(17,058	) $	(12,472)	$8,404
Shares:
Sold	2,869	813	1,558	43,933	22	30	169		231	806
Reinvested	1,077	174	153	5,916	2	4	65		57	132
Redeemed	(6,830)	(1,780)	(6,647)	(34,562)	(17)	(81)	(824)		(707)	(651)
Net Increase (Decrease)	(2,884)	(793)	(4,936)	15,287	7	(47)	(590)		(419)	287

Distributions:
Period Ended April 30, 2018
From net investment income $	(7,687)	$(830)	N/A	$(53,111)	$(15)	$(25)	$(312	) $	(322)	$(1,074)
From net realized gain on
investments	(45,959)	(9,235)	N/A	(255,174)	(123)	(213)	(2,288)		(1,977)	(6,037)
Total Dividends and Distributions $	(53,646)	$(10,065)	N/A	$(308,285)	$(138)	$(238)	$(2,600	) $	(2,299)	$(7,111)
Year Ended October 31, 2017
From net investment income $	(14,797)	$(1,743)	$(2,209)	$ (87,941)	$(26)	$(56)	$(760	) $	(693)	$(1,894)
From net realized gain on
investments	(17,193)	(3,625)	(2,681)	(81,784)	(41)	(92)	(1,083)		(926)	(1,905)
Total Dividends and Distributions $	(31,990)	$(5,368)	$(4,890)	$ (169,725)	$(67)	$(148)	$(1,843	) $	(1,619)	$(3,799)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

					Finisterre Unconstrained Emerging
Amounts in thousands					Markets Bond Fund

					Period Ended	Year Ended
					April 30, 2018	October 31, 2017
Operations
Net investment income (loss)					$492	$1,083
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(2)	868
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(386)	285
			Net Increase (Decrease) in Net Assets Resulting from Operations		104	2,236

Dividends and Distributions to Shareholders
From net investment income					(481)	(1,169)
From net realized gain on investments					(777)	(266)
				Total Dividends and Distributions	(1,258)	(1,435)

Capital Share Transactions
Net increase (decrease) in capital share transactions					4,041	820
				Total Increase (Decrease) in Net Assets	2,887	1,621

Net Assets
Beginning of period					27,005	25,384
End of period (including undistributed net investment income as set forth below)					$29,892	$27,005
Undistributed (overdistributed) net investment income (loss)					$74	$63

	Class A	Class P(a)		Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$948		N/A	$2,206
Reinvested	25		N/A	1,233
Redeemed	(51)		N/A	(320)
Net Increase (Decrease)	$922		N/A	$3,119
Shares:
Sold	94		N/A	217
Reinvested	2		N/A	121
Redeemed	(5)		N/A	(31)
Net Increase (Decrease)	91		N/A	307
Year Ended October 31, 2017
Dollars:
Sold	$447		$145	$550
Reinvested	6		–	7
Redeemed	(76)		(247)	(12)
Net Increase (Decrease)	$377		$(102)	$545
Shares:
Sold	43		14	53
Reinvested	1		–	1
Redeemed	(7)		(24)	(1)
Net Increase (Decrease)	37		(10)	53

Distributions:
Period Ended April 30, 2018
From net investment income $	(10)		N/A	$(471)
From net realized gain on
investments	(15)		N/A	(762)
Total Dividends and Distributions $	(25)		N/A	$(1,233)
Year Ended October 31, 2017
From net investment income $	(11	) $	(3)	$(1,155)
From net realized gain on
investments	(1)		(1)	(264)
Total Dividends and Distributions $	(12	) $	(4)	$(1,419)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Diversified Income Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$273,914	$583,161
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							90,929	154,442
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(336,127)	223,728
		Net Increase (Decrease) in Net Assets Resulting from Operations					28,716	961,331

Dividends and Distributions to Shareholders
From net investment income							(278,402)	(595,621)
					Total Dividends and Distributions		(278,402)	(595,621)

Capital Share Transactions
Net increase (decrease) in capital share transactions							95,375	765,559
				Total Increase (Decrease) in Net Assets			(154,311)	1,131,269

Net Assets
Beginning of period							12,326,093	11,194,824
End of period (including undistributed net investment income as set forth below)							$12,171,782	$12,326,093
Undistributed (overdistributed) net investment income (loss)							$(20,022)	$(13,827)

	Class A	Class C	Class P(a)	Class T	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$190,789	$97,573	N/A	$–	$903,967	$228,793
Reinvested	37,651	34,432	N/A	–	117,233	56,505
Redeemed	(289,770)	(233,924)	N/A	–	(852,188)	(195,686)
Net Increase (Decrease)	$(61,330)	$ (101,919)	N/A	$–	$169,012	$89,612
Shares:
Sold	13,503	6,950	N/A	–	64,238	16,300
Reinvested	2,673	2,460	N/A	–	8,363	4,033
Redeemed	(20,532)	(16,708)	N/A	–	(60,749)	(13,932)
Net Increase (Decrease)	(4,356)	(7,298)	N/A	–	11,852	6,401
Year Ended October 31, 2017(b),(c)
Dollars:
Sold	$492,934	$276,656	$982,619	$25	$4,858,626	$ 2,381,121
Reinvested	90,315	81,966	80,258	–	224,084	41,981
Redeemed	(816,096)	(584,063)	(3,949,525)	(15)	(3,279,723)	(115,604)
Net Increase (Decrease)	$(232,847)	$ (225,441)	$ (2,886,648)	$10	$1,802,987	$2,307,498
Shares:
Sold	35,538	20,057	71,749	2	349,190	170,848
Reinvested	6,550	5,984	5,900	–	16,298	3,000
Redeemed	(58,918)	(42,444)	(284,461)	(1)	(236,182)	(8,229)
Net Increase (Decrease)	(16,830)	(16,403)	(206,812)	1	129,306	165,619

Distributions:
Period Ended April 30, 2018
From net investment income	$ (41,459)	$ (40,570)	N/A	$–	$(139,868)	$(56,505)
From net realized gain on
investments	–	–	N/A	–	–	–
Total Dividends and Distributions	$ (41,459)	$ (40,570)	N/A	$–	$(139,868)	$(56,505)
Year Ended October 31, 2017(b),(c)
From net investment income	$ (100,901)	$ (101,542)	$ (108,950)	$–	$(242,247)	$(41,981)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions	$ (100,901)	$ (101,542)	$ (108,950)	$–	$(242,247)	$(41,981)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.
(c)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Global Real Estate Securities Fund

										Period Ended	Year Ended
										April 30, 2018	October 31, 2017
Operations
Net investment income (loss)										$30,285	$26,691
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										19,210	141,949
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										55,741	(41,704)
			Net Increase (Decrease) in Net Assets Resulting from Operations							105,236	126,936

Dividends and Distributions to Shareholders
From net investment income										(55,994)	(57,131)
From net realized gain on investments										(38,451)	(5,834)
							Total Dividends and Distributions			(94,445)	(62,965)

Capital Share Transactions
Net increase (decrease) in capital share transactions										515,866	(830,100)
						Total Increase (Decrease) in Net Assets				526,657	(766,129)

Net Assets
Beginning of period										2,341,338	3,107,467
End of period (including undistributed net investment income as set forth below)										$2,867,995	$2,341,338
Undistributed (overdistributed) net investment income (loss)										$(18,276)	$7,433

	Class A		Class C		Class P(a)	Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$25,808		$2,817		N/A	$622,350	$92	$8	$–	$74,325
Reinvested	3,318		1,291		N/A	61,796	7	2	–	20,036
Redeemed	(65,090)		(5,240)		N/A	(207,684)	(18)	(1)	–	(17,951)
Net Increase (Decrease)	$(35,964	) $	(1,132)		N/A	$476,462	$81	$9	$–	$76,410
Shares:
Sold	2,898		329		N/A	66,260	10	1	–	7,873
Reinvested	375		151		N/A	6,509	1	–	–	2,111
Redeemed	(7,259)		(619)		N/A	(22,081)	(2)	–	–	(1,907)
Net Increase (Decrease)	(3,986)		(139)		N/A	50,688	9	1	–	8,077
Year Ended October 31, 2017
Dollars:
Sold	$46,294		$3,498		$84,390	$1,347,534	$190	$32	$–	$486,941
Reinvested	3,871		1,078		6,355	43,357	1	1	–	1,070
Redeemed	(87,581)		(20,970)		(371,356)	(2,361,065)	(31)	(2)	–	(13,707)
Net Increase (Decrease)	$(37,416)		$ (16,394)		$ (280,611)	$ (970,174)	$160	$31	$–	$474,304
Shares:
Sold	5,498		428		9,564	145,824	21	3	–	52,490
Reinvested	482		140		742	5,026	–	–	–	113
Redeemed	(10,521)		(2,592)		(40,581)	(267,243)	(3)	–	–	(1,469)
Net Increase (Decrease)	(4,541)		(2,024)		(30,275)	(116,393)	18	3	–	51,134

Distributions:
Period Ended April 30, 2018
From net investment income $	(2,217	) $	(706)		N/A	$(41,078)	$(4)	$(1)	$–	$(11,988)
From net realized gain on
investments	(1,697)		(635)		N/A	(27,989)	(3)	(1)	–	(8,126)
Total Dividends and Distributions $	(3,914	) $	(1,341)		N/A	$(69,067)	$(7)	$(2)	$–	$(20,114)
Year Ended October 31, 2017
From net investment income $	(3,960	) $	(997	) $	(7,042)	$ (44,056)	$(1)	$(1)	$–	$(1,074)
From net realized gain on
investments	(464)		(145)		(759)	(4,463)	–	–	–	(3)
Total Dividends and Distributions $	(4,424	) $	(1,142	) $	(7,801)	$ (48,519)	$(1)	$(1)	$–	$(1,077)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

													Government & High Quality Bond
Amounts in thousands															Fund

													Period Ended			Year Ended
													April 30, 2018			October 31, 2017
Operations
Net investment income (loss)															$17,191		$45,990
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															(26,737)		(5,621)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(15,827)		(45,883)
			Net Increase (Decrease) in Net Assets Resulting from Operations												(25,373)		(5,514)

Dividends and Distributions to Shareholders
From net investment income															(21,340)		(55,320)
								Total Dividends and Distributions							(21,340)		(55,320)

Capital Share Transactions
Net increase (decrease) in capital share transactions															1,298		58,770
							Total Increase (Decrease) in Net Assets								(45,415)		(2,064)

Net Assets
Beginning of period													1,541,150				1,543,214
End of period (including undistributed net investment income as set forth below)													$1,495,735				$1,541,150
Undistributed (overdistributed) net investment income (loss)															$(9,954)		$(5,805)

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$12,211		$1,924		$5,653		N/A	$84,847	$252		$1,511		$1,538		$4,100	$4,434
Reinvested	3,283		406		1,454		N/A	15,087	26		23		144		196	256
Redeemed	(32,911)		(7,906)		(13,473)		N/A	(64,026)	(279)		(7,265)		(2,695)		(5,399)	(2,093)
Net Increase (Decrease)	$(17,417	) $	(5,576	) $	(6,366)		N/A	$35,908	$(1	) $	(5,731	) $	(1,013	) $	(1,103)	$2,597
Shares:
Sold	1,195		188		551		N/A	8,251	25		147		149		403	433
Reinvested	321		40		142		N/A	1,474	2		2		14		19	25
Redeemed	(3,219)		(773)		(1,311)		N/A	(6,258)	(27)		(703)		(261)		(528)	(203)
Net Increase (Decrease)	(1,703)		(545)		(618)		N/A	3,467	–		(554)		(98)		(106)	255
Year Ended October 31, 2017
Dollars:
Sold	$36,687		$7,163		$10,597		$7,734	$234,171	$516		$5,901		$5,538		$6,187	$3,758
Reinvested	9,705		1,409		4,303		423	36,349	70		101		426		531	771
Redeemed	(73,419)		(19,935)		(31,869)		(41,603)	(116,223)	(908)		(6,795)		(7,755)		(4,734)	(10,329)
Net Increase (Decrease)	$(27,027)		$ (11,363)		$ (16,969)		$ (33,446)	$ 154,297	$(322	) $	(793	) $	(1,791	) $	1,984	$(5,800)
Shares:
Sold	3,474		680		1,002		729	22,198	49		558		525		584	356
Reinvested	923		134		408		40	3,454	7		10		40		50	73
Redeemed	(6,972)		(1,895)		(3,020)		(3,928)	(11,038)	(86)		(645)		(733)		(448)	(980)
Net Increase (Decrease)	(2,575)		(1,081)		(1,610)		(3,159)	14,614	(30)		(77)		(168)		186	(551)

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,430	) $	(419	) $	(1,467)		N/A	$(15,297)	$(26	) $	(104	) $	(145	) $	(196)	$(256)
From net realized gain on
investments	–		–		–		N/A	–	–		–		–		–	–
Total Dividends and Distributions $	(3,430	) $	(419	) $	(1,467)		N/A	$(15,297)	$(26	) $	(104	) $	(145	) $	(196)	$(256)
Year Ended October 31, 2017
From net investment income $	(10,153	) $	(1,456	) $	(4,352	) $	(535)	$ (36,578)	$(70	) $	(445	) $	(428	) $	(531)	$(772)
From net realized gain on
investments	–		–		–		–	–	–		–		–		–	–
Total Dividends and Distributions $	(10,153	) $	(1,456	) $	(4,352	) $	(535)	$ (36,578)	$(70	) $	(445	) $	(428	) $	(531)	$(772)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								High Yield Fund

								Period Ended	Year Ended
								April 30, 2018	October 31, 2017
Operations
Net investment income (loss)								$90,429	$186,764
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								10,400	28,675
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(121,124)	116,735
			Net Increase (Decrease) in Net Assets Resulting from Operations					(20,295)	332,174

Dividends and Distributions to Shareholders
From net investment income								(92,060)	(183,860)
						Total Dividends and Distributions		(92,060)	(183,860)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(192,100)	(104,301)
					Total Increase (Decrease) in Net Assets			(304,455)	44,013

Net Assets
Beginning of period								3,604,573	3,560,560
End of period (including undistributed net investment income as set forth below)								$3,300,118	$3,604,573
Undistributed (overdistributed) net investment income (loss)								$(4,913)	$(3,282)

	Class A		Class C	Class P(a)	Class T	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$168,562		$6,740	N/A	$–	$389,773	$46,789
Reinvested	17,711		6,539	N/A	–	48,998	12,901
Redeemed	(281,595)		(43,866)	N/A	–	(531,868)	(32,784)
Net Increase (Decrease)	$(95,322)		$ (30,587)	N/A	$–	$(93,097)	$26,906
Shares:
Sold	22,731		894	N/A	–	52,569	6,332
Reinvested	2,384		872	N/A	–	6,642	1,751
Redeemed	(37,828)		(5,838)	N/A	–	(71,888)	(4,443)
Net Increase (Decrease)	(12,713)		(4,072)	N/A	–	(12,677)	3,640
Year Ended October 31, 2017(b),(c)
Dollars:
Sold	$429,573		$25,454	$ 205,022	$10	$1,439,130	$ 460,386
Reinvested	41,994		13,745	16,361	–	87,611	7,137
Redeemed	(592,150)		(97,586)	(768,144)	–	(1,349,167)	(23,677)
Net Increase (Decrease)	$(120,583	) $	(58,387)	$ (546,761)	$10	$177,574	$443,846
Shares:
Sold	58,044		3,403	27,706	1	195,111	62,147
Reinvested	5,652		1,832	2,213	–	11,863	957
Redeemed	(79,947)		(13,031)	(103,277)	–	(183,280)	(3,186)
Net Increase (Decrease)	(16,251)		(7,796)	(73,358)	1	23,694	59,918

Distributions:
Period Ended April 30, 2018
From net investment income	$ (19,529)		$(7,092)	N/A	$–	$(52,531)	$(12,908)
From net realized gain on
investments	–		–	N/A	–	–	–
Total Dividends and Distributions	$ (19,529)		$(7,092)	N/A	$–	$(52,531)	$(12,908)
Year Ended October 31, 2017(b),(c)
From net investment income	$ (46,104)		$ (15,492)	$ (20,903)	$–	$(94,224)	$(7,137)
From net realized gain on
investments	–		–	–	–	–	–
Total Dividends and Distributions	$ (46,104)		$ (15,492)	$ (20,903)	$–	$(94,224)	$(7,137)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(c)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

			Period Ended	Year Ended
			April 30, 2018	October 31, 2017
Operations
Net investment income (loss)			$33,625	$56,975
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(5,630)	20,522
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(29,228)	(1,727)
		Net Increase (Decrease) in Net Assets Resulting from Operations	(1,233)	75,770

Dividends and Distributions to Shareholders
From net investment income			(34,228)	(56,387)
		Total Dividends and Distributions	(34,228)	(56,387)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(13,773)	180,080
		Total Increase (Decrease) in Net Assets	(49,234)	199,463

Net Assets
Beginning of period			1,163,812	964,349
End of period (including undistributed net investment income as set forth below)			$1,114,578	$1,163,812
Undistributed (overdistributed) net investment income (loss)			$33	$636

	Class A	Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$2,567	$130,607
Reinvested	188	34,007
Redeemed	(1,620)	(179,522)
Net Increase (Decrease)	$1,135	$(14,908)
Shares:
Sold	260	13,264
Reinvested	19	3,472
Redeemed	(164)	(18,294)
Net Increase (Decrease)	115	(1,558)
Year Ended October 31, 2017
Dollars:
Sold	$3,127	$418,688
Reinvested	274	55,746
Redeemed	(2,891)	(294,864)
Net Increase (Decrease)	$510	$179,570
Shares:
Sold	317	42,597
Reinvested	27	5,612
Redeemed	(292)	(29,903)
Net Increase (Decrease)	52	18,306

Distributions:
Period Ended April 30, 2018
From net investment income$	(188)	$ (34,040)
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(188)	$ (34,040)
Year Ended October 31, 2017
From net investment income$	(276)	$ (56,111)
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(276)	$ (56,111)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Income Fund

									Period Ended		Year Ended
									April 30, 2018		October 31, 2017
Operations
Net investment income (loss)									$	49,411	$	96,205
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										1,616		(6,208)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(82,531)		(9,668)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(31,504)		80,329

Dividends and Distributions to Shareholders
From net investment income										(53,544)		(104,840)
						Total Dividends and Distributions				(53,544)		(104,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(12,844)		(22,556)
					Total Increase (Decrease) in Net Assets					(97,892)		(47,067)

Net Assets
Beginning of period										3,249,832		3,296,899
End of period (including undistributed net investment income as set forth below)										$3,151,940		$3,249,832
Undistributed (overdistributed) net investment income (loss)									$	(18,556)	$	(14,423)

	Class A	Class C		Class J	Class P(a)	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$24,324	$4,113		$7,795	N/A	$78,460	$771	$193	$2,327	$3,254	$5,868	$102,657
Reinvested	3,550	624		1,432	N/A	6,831	238	25	405	421	766	38,854
Redeemed	(36,318)	(8,182)		(13,462)	N/A	(51,866)	(1,993)	(261)	(4,007)	(5,947)	(6,135)	(167,581)
Net Increase (Decrease)	$(8,444)	$(3,445	) $	(4,235)	N/A	$33,425	$(984)	$(43)	$(1,275)	$(2,272)	$499	$(26,070)
Shares:
Sold	2,571	433		822	N/A	8,287	80	21	244	342	617	10,769
Reinvested	376	66		152	N/A	722	25	3	43	44	81	4,111
Redeemed	(3,846)	(862)		(1,420)	N/A	(5,469)	(211)	(28)	(421)	(625)	(645)	(17,795)
Net Increase (Decrease)	(899)	(363)		(446)	N/A	3,540	(106)	(4)	(134)	(239)	53	(2,915)
Year Ended October 31, 2017
Dollars:
Sold	$49,094	$11,274		$17,305	$17,916	$291,472	$3,856	$718	$6,483	$6,557	$9,183	$2,331,040
Reinvested	7,155	1,281		2,954	416	57,510	484	55	840	849	1,518	25,841
Redeemed	(72,392)	(16,627)		(23,935)	(42,370)	(2,606,507)	(4,075)	(1,167)	(9,879)	(5,003)	(12,106)	(72,296)
Net Increase (Decrease)	$(16,143)	$(4,072	) $	(3,676)	$ (24,038)	$ (2,257,525)	$265	$(394)	$(2,556)	$2,403	$(1,405)	$ 2,284,585
Shares:
Sold	5,162	1,179		1,815	1,883	30,513	406	75	678	687	964	243,150
Reinvested	752	134		310	44	6,042	51	6	88	89	159	2,695
Redeemed	(7,626)	(1,738)		(2,514)	(4,423)	(271,840)	(427)	(123)	(1,035)	(524)	(1,268)	(7,552)
Net Increase (Decrease)	(1,712)	(425)		(389)	(2,496)	(235,285)	30	(42)	(269)	252	(145)	238,293

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,733)	$(651	) $	(1,450)	N/A	$(6,990)	$(238)	$(36)	$(405)	$(421)	$(766)	$(38,854)
From net realized gain on
investments	–	–		–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,733)	$(651	) $	(1,450)	N/A	$(6,990)	$(238)	$(36)	$(405)	$(421)	$(766)	$(38,854)
Year Ended October 31, 2017
From net investment income $	(7,546)	$(1,357	) $	(2,989)	$(581)	$(62,763)	$(484)	$(72)	$(840)	$(849)	$(1,518)	$(25,841)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(7,546)	$(1,357	) $	(2,989)	$(581)	$(62,763)	$(484)	$(72)	$(840)	$(849)	$(1,518)	$(25,841)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Inflation Protection Fund

										Period Ended		Year Ended
										April 30, 2018		October 31, 2017
Operations
Net investment income (loss)										$	19,798	$28,360
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											2,227	1,269
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(13,482)	(39,744)
			Net Increase (Decrease) in Net Assets Resulting from Operations								8,543	(10,115)

Dividends and Distributions to Shareholders
From net investment income											(31,991)	(12,976)
						Total Dividends and Distributions					(31,991)	(12,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions											35,124	(222,835)
					Total Increase (Decrease) in Net Assets						11,676	(245,926)

Net Assets
Beginning of period											1,563,089	1,809,015
End of period (including undistributed net investment income as set forth below)											$1,574,765	$1,563,089
Undistributed (overdistributed) net investment income (loss)										$	10,890	$23,083

	Class A		Class C	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$1,193		$763	$875	$150,123	$134	$290		$1,279	$302	$733
Reinvested	201		51	135	31,288	19	10		112	42	71
Redeemed	(2,161)		(791)	(1,161)	(146,210)	(36)	(147)		(682)	(818)	(491)
Net Increase (Decrease)	$(767	) $	23	$(151)	$35,201	$117	$153		$709	$(474)	$313
Shares:
Sold	144		97	108	17,605	17	36		157	37	87
Reinvested	24		6	16	3,681	2	1		14	5	9
Redeemed	(259)		(99)	(142)	(17,177)	(4)	(18)		(83)	(100)	(59)
Net Increase (Decrease)	(91)		4	(18)	4,109	15	19		88	(58)	37
Year Ended October 31, 2017
Dollars:
Sold	$4,055		$806	$1,944	$309,365	$500	$302		$1,842	$760	$1,466
Reinvested	99		22	56	12,676	5	3		41	18	26
Redeemed	(6,093)		(1,319)	(2,215)	(542,131)	(483)	(148)		(1,548)	(1,026)	(1,858)
Net Increase (Decrease)	$(1,939	) $	(491)	$(215)	$ (220,090)	$22	$157		$335	$(248)	$(366)
Shares:
Sold	482		100	234	36,192	61	37		222	91	174
Reinvested	12		3	7	1,505	1	–		5	2	3
Redeemed	(723)		(163)	(269)	(63,208)	(60)	(18)		(187)	(123)	(220)
Net Increase (Decrease)	(229)		(60)	(28)	(25,511)	2	19		40	(30)	(43)

Distributions:
Period Ended April 30, 2018
From net investment income $	(219	) $	(54)	$(135)	$(31,325)	$(19)	$(14	) $	(112)	$(42)	$(71)
From net realized gain on
investments	–		–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(219	) $	(54)	$(135)	$(31,325)	$(19)	$(14	) $	(112)	$(42)	$(71)
Year Ended October 31, 2017
From net investment income $	(108	) $	(25)	$(56)	$(12,693)	$(5)	$(4)		$(41)	$(18)	$(26)
From net realized gain on
investments	–		–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(108	) $	(25)	$(56)	$(12,693)	$(5)	$(4)		$(41)	$(18)	$(26)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Emerging Markets Fund

								Period Ended		Year Ended
								April 30, 2018		October 31, 2017
Operations
Net investment income (loss)									$1,579		$9,718
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									91,440	104,991
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(55,760)	109,430
		Net Increase (Decrease) in Net Assets Resulting from Operations							37,259	224,139

Dividends and Distributions to Shareholders
From net investment income									(11,083)		(11,228)
					Total Dividends and Distributions				(11,083)		(11,228)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(23,723)	(219,907)
				Total Increase (Decrease) in Net Assets					2,453		(6,996)

Net Assets
Beginning of period								978,574		985,570
End of period (including undistributed net investment income as set forth below)								$981,027		$978,574
Undistributed (overdistributed) net investment income (loss)									$(2,552)		$6,952

	Class A	Class C	Class J	Class P(a)	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$17,456	$3,162	$14,764	N/A	$16,539	$331	$424	$1,411	$1,526	$4,406	$47,759
Reinvested	894	4	1,349	N/A	1,095	14	23	85	106	191	7,308
Redeemed	(11,747)	(1,477)	(16,914)	N/A	(19,034)	(538)	(2,120)	(2,339)	(2,426)	(6,498)	(79,477)
Net Increase (Decrease)	$6,603	$1,689	$(801)	N/A	$(1,400)	$(193)	$(1,673)	$(843)	$(794)	$(1,901) $ (24,410)
Shares:
Sold	565	107	494	N/A	540	11	14	46	50	144	1,582
Reinvested	30	–	47	N/A	37	–	1	3	3	6	249
Redeemed	(383)	(51)	(576)	N/A	(643)	(18)	(69)	(78)	(81)	(213)	(2,635)
Net Increase (Decrease)	212	56	(35)	N/A	(66)	(7)	(54)	(29)	(28)	(63)	(804)
Year Ended October 31, 2017(b)
Dollars:
Sold	$21,898	$2,792	$21,153	$757	$103,929	$629	$1,052	$2,574	$4,489	$6,446	$ 549,733
Reinvested	658	–	1,000	16	9,164	11	21	79	84	180	–
Redeemed	(22,857)	(1,655)	(17,262)	(2,480)	(850,306)	(897)	(735)	(4,132)	(3,023)	(11,153)	(32,072)
Net Increase (Decrease)	$(301)	$1,137	$4,891	$(1,707)	$ (737,213)	$(257)	$338	$(1,479)	$1,550	$(4,527) $ 517,661
Shares:
Sold	882	117	862	32	4,386	26	42	104	188	259	21,506
Reinvested	31	–	49	1	437	1	1	4	4	8	–
Redeemed	(928)	(69)	(718)	(100)	(34,930)	(38)	(31)	(169)	(127)	(465)	(1,170)
Net Increase (Decrease)	(15)	48	193	(67)	(30,107)	(11)	12	(61)	65	(198)	20,336

Distributions:
Period Ended April 30, 2018
From net investment income $	(906)	$(4)	$(1,349)	N/A	$(1,096)	$(14)	$(24)	$(85)	$(106)	$(19)	$(7,308)
From net realized gain on
investments	–	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(906)	$(4)	$(1,349)	N/A	$(1,096)	$(14)	$(24)	$(85)	$(106)	$(191)	$(7,308)
Year Ended October 31, 2017(b)
From net investment income $	(668)	$–	$(1,001)	$(17)	$(9,167)	$(11)	$(21)	$(79)	$(84)	$(180)	$–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(668)	$–	$(1,001)	$(17)	$(9,167)	$(11)	$(21)	$(79)	$(84)	$(180)	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										International Fund I

									Period Ended		Year Ended
									April 30, 2018		October 31, 2017
Operations
Net investment income (loss)									$	2,043	$4,725
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										24,381	28,199
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(13,016)	69,421
		Net Increase (Decrease) in Net Assets Resulting from Operations								13,408	102,345

Dividends and Distributions to Shareholders
From net investment income										(4,941)	(3,700)
					Total Dividends and Distributions					(4,941)	(3,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions										36,906	(35,354)
				Total Increase (Decrease) in Net Assets						45,373	63,291

Net Assets
Beginning of period										451,827	388,536
End of period (including undistributed net investment income as set forth below)										$497,200	$451,827
Undistributed (overdistributed) net investment income (loss)									$	1,418	$4,316

	Class A	Class P(a)	Institutional	R-1	R-2	R-3		R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,885	N/A	$88,400	$273	$282	$471		$274	$597	$11,442
Reinvested	50	N/A	1,280	9	13	34		31	47	3,475
Redeemed	(583)	N/A	(14,306)	(328)	(1,939)	(935)		(739)	(1,208)	(53,619)
Net Increase (Decrease)	$3,352	N/A	$75,374	$(46)	$(1,644)	$(430	) $	(434)	$(564)	$ (38,702)
Shares:
Sold	225	N/A	5,089	16	16	27		16	34	658
Reinvested	3	N/A	75	–	1	2		2	3	204
Redeemed	(34)	N/A	(829)	(19)	(111)	(53)		(42)	(70)	(3,041)
Net Increase (Decrease)	194	N/A	4,335	(3)	(94)	(24)		(24)	(33)	(2,179)
Year Ended October 31, 2017(b)
Dollars:
Sold	$2,716	$5,588	$96,663	$389	$1,954	$1,293		$969	$1,882	$284,738
Reinvested	18	675	2,925	–	8	25		17	32	–
Redeemed	(1,151)	(81,472)	(337,493)	(1,081)	(1,200)	(2,338)		(1,164)	(1,440)	(7,907)
Net Increase (Decrease)	$1,583	$(75,209)	$ (237,905)	$(692)	$762	$(1,020	) $	(178)	$474	$276,831
Shares:
Sold	189	425	6,560	28	135	91		67	139	19,255
Reinvested	1	55	236	–	1	2		1	3	–
Redeemed	(83)	(5,819)	(22,906)	(78)	(83)	(161)		(85)	(103)	(502)
Net Increase (Decrease)	107	(5,339)	(16,110)	(50)	53	(68)		(17)	39	18,753

Distributions:
Period Ended April 30, 2018
From net investment income $	(50)	N/A	$(1,280)	$(9)	$(15)	$(34	) $	(31)	$(47)	$(3,475)
From net realized gain on
investments	–	N/A	–	–	–	–		–	–	–
Total Dividends and Distributions $	(50)	N/A	$(1,280)	$(9)	$(15)	$(34	) $	(31)	$(47)	$(3,475)
Year Ended October 31, 2017(b)
From net investment income $	(18)	$(675)	$(2,925)	$–	$(8)	$(25	) $	(17)	$(32)	$–
From net realized gain on
investments	–	–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(18)	$(675)	$(2,925)	$–	$(8)	$(25	) $	(17)	$(32)	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															LargeCap Growth Fund

															Period Ended				Year Ended
															April 30, 2018				October 31, 2017
Operations
Net investment income (loss)																	$(910)			$3,759
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															253,224					366,773
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(173,455)					(3,106)
				Net Increase (Decrease) in Net Assets Resulting from Operations													78,859			367,426

Dividends and Distributions to Shareholders
From net investment income																	(554)			(8,491)
From net realized gain on investments															(159,361)					(237,379)
									Total Dividends and Distributions						(159,915)					(245,870)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(508,154)					(946,811)
								Total Increase (Decrease) in Net Assets							(589,210)					(825,255)

Net Assets
Beginning of period															1,217,012					2,042,267
End of period (including undistributed net investment income as set forth below)															$627,802					$1,217,012
Undistributed (overdistributed) net investment income (loss)																	$(1,632)			$(168)

	Class A			Class C		Class J		Class P(a)	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$9,625			$2,208		$13,880		N/A	$65,305		$412		$379		$1,032		$1,298		$3,853
Reinvested	61,735			2,836		12,970		N/A	70,789		788		240		1,666		1,260		6,412
Redeemed	(23,395)			(2,369)		(9,337)		N/A	(713,393)		(782)		(357)		(2,589)		(4,574)		(8,046)
Net Increase (Decrease)	$47,965			$2,675		$17,513		N/A	$(577,299)		$418		$262		$109		$(2,016	) $	2,219
Shares:
Sold	992			266		1,553		N/A	5,849		46		40		96		122		375
Reinvested	6,829			367		1,557		N/A	7,359		93		28		169		128		660
Redeemed	(2,395)			(283)		(1,048)		N/A	(67,815)		(86)		(38)		(240)		(420)		(741)
Net Increase (Decrease)	5,426			350		2,062		N/A	(54,607)		53		30		25		(170)		294
Year Ended October 31, 2017
Dollars:
Sold	$12,747			$1,985		$10,308		$3,377	$50,288		$495		$343		$1,897		$3,267		$6,147
Reinvested	42,690			1,924		8,107		955	181,107		587		215		1,702		1,173		6,519
Redeemed	(48,268)			(4,960)		(11,826)		(13,560)	(1,164,903)		(1,290)		(1,279)		(8,045)		(5,052)		(23,461)
Net Increase (Decrease)	$7,169			$(1,051	) $	6,589		$(9,228)	$ (933,508)		$(208	) $	(721	) $	(4,446	) $	(612) $ (10,795)
Shares:
Sold	1,387			247		1,193		363	5,140		57		40		191		322		632
Reinvested	5,212			265		1,060		112	20,995		76		27		193		133		749
Redeemed	(5,314)			(619)		(1,386)		(1,391)	(121,693)		(157)		(142)		(831)		(529)		(2,404)
Net Increase (Decrease)	1,285			(107)		867		(916)	(95,558)		(24)		(75)		(447)		(74)		(1,023)

Distributions:
Period Ended April 30, 2018
From net investment income $	–	$		– $		–		N/A	$(554)	$	– $		– $		– $		– $		–
From net realized gain on
investments	(62,604)			(2,951)		(12,987)		N/A	(70,421)		(788)		(272)		(1,666)		(1,260)		(6,412)
Total Dividends and Distributions	$ (62,604)			$(2,951)		$ (12,987)		N/A	$(70,975)		$(788	) $	(272	) $	(1,666	) $	(1,260	) $	(6,412)
Year Ended October 31, 2017
From net investment income $	(353)		$	– $		(187	) $	(27)	$(7,754)	$	– $		– $		– $		(12	) $	(158)
From net realized gain on
investments	(42,852)			(2,146)		(7,935)		(1,036)	(173,366)		(587)		(233)		(1,702)		(1,161)		(6,361)
Total Dividends and Distributions	$ (43,205)			$(2,146	) $	(8,122	) $	(1,063)	$ (181,120)		$(587	) $	(233	) $	(1,702	) $	(1,173	) $	(6,519)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap Growth Fund I

										Period Ended		Year Ended
										April 30, 2018		October 31, 2017
Operations
Net investment income (loss)										$	3,085	$10,765
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											622,620	874,497
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											120,709	1,048,083
		Net Increase (Decrease) in Net Assets Resulting from Operations									746,414	1,933,345

Dividends and Distributions to Shareholders
From net investment income											(13,170)	(5,087)
From net realized gain on investments											(522,813)	(292,430)
						Total Dividends and Distributions					(535,983)	(297,517)

Capital Share Transactions
Net increase (decrease) in capital share transactions											93,342	(882,928)
				Total Increase (Decrease) in Net Assets							303,773	752,900

Net Assets
Beginning of period											7,810,882	7,057,982
End of period (including undistributed net investment income as set forth below)											$8,114,655	$7,810,882
Undistributed (overdistributed) net investment income (loss)										$	164	$10,392

	Class A	Class J	Class P(a)	Institutional		R-1		R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$7,375	$23,559	N/A	$143,518		$856		$1,325	$7,415	$13,857	$16,444	$408,360
Reinvested	1,637	11,384	N/A	144,101		516		740	7,922	5,508	20,828	342,856
Redeemed	(3,933)	(14,921)	N/A	(300,871)		(1,504)		(5,189)	(28,994)	(26,883)	(65,539)	(617,025)
Net Increase (Decrease)	$5,079	$20,022	N/A	$(13,252)		$(132	) $	(3,124) $ (13,657) $		(7,518)	$ (28,267)	$ 134,191
Shares:
Sold	494	1,845	N/A	9,429		65		103	528	979	1,111	26,770
Reinvested	116	944	N/A	9,925		41		61	596	408	1,489	23,630
Redeemed	(268)	(1,182)	N/A	(19,795)		(113)		(395)	(2,098)	(1,883)	(4,484)	(40,564)
Net Increase (Decrease)	342	1,607	N/A	(441)		(7)		(231)	(974)	(496)	(1,884)	9,836
Year Ended October 31, 2017
Dollars:
Sold	$10,876	$19,751	$1,483	$561,391		$1,376		$1,593	$11,707	$12,605	$31,680	$5,081,047
Reinvested	640	5,528	54	269,194		301		620	5,313	3,420	11,828	300
Redeemed	(15,351)	(19,997)	(2,873)	(6,147,399)		(2,416)		(6,983)	(42,327)	(22,690)	(67,317)	(586,282)
Net Increase (Decrease)	$(3,835)	$5,282	$(1,336)	$ (5,316,814)		$(739	) $	(4,770)	$(25,307)	$(6,665)	$(23,809)	$ 4,495,065
Shares:
Sold	851	1,774	113	44,705		121		144	970	1,041	2,485	370,241
Reinvested	56	558	5	22,913		29		61	489	311	1,040	26
Redeemed	(1,191)	(1,842)	(212)	(456,856)		(213)		(636)	(3,473)	(1,849)	(5,337)	(41,820)
Net Increase (Decrease)	(284)	490	(94)	(389,238)		(63)		(431)	(2,014)	(497)	(1,812)	328,447

Distributions:
Period Ended April 30, 2018
From net investment income $	–	$–	N/A	$(3,397)	$	– $		– $	– $	–	$–	$(9,773)
From net realized gain on
investments	(1,646)	(11,387)	N/A	(141,144)		(516)		(779)	(7,922)	(5,508)	(20,828)	(333,083)
Total Dividends and Distributions $	(1,646)	$(11,387)	N/A	$(144,541)		$(516	) $	(779)	$(7,922)	$(5,508)	$(20,828)	$ (342,856)
Year Ended October 31, 2017
From net investment income $	–	$–	$–	$(5,081)	$	– $		– $	– $	–	$–	$(6)
From net realized gain on
investments	(930)	(5,528)	(55)	(264,113)		(301)		(648)	(5,313)	(3,420)	(11,828)	(294)
Total Dividends and Distributions $	(930)	$(5,528)	$(55) $	(269,194)		$(301	) $	(648)	$(5,313)	$(3,420)	$(11,828)	$(300)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap S&P 500 Index Fund

											Period Ended		Year Ended
											April 30, 2018		October 31, 2017
Operations
Net investment income (loss)											$	45,606	$92,818
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												206,723	323,818
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(44,711)	680,271
		Net Increase (Decrease) in Net Assets Resulting from Operations										207,618	1,096,907

Dividends and Distributions to Shareholders
From net investment income												(91,830)	(94,362)
From net realized gain on investments												(286,029)	(64,057)
					Total Dividends and Distributions							(377,859)	(158,419)

Capital Share Transactions
Net increase (decrease) in capital share transactions												1,870	(394,530)
				Total Increase (Decrease) in Net Assets								(168,371)	543,958

Net Assets
Beginning of period												5,493,765	4,949,807
End of period (including undistributed net investment income as set forth below)												$5,325,394	$5,493,765
Undistributed (overdistributed) net investment income (loss)											$	23,740	$71,408

	Class A	Class C	Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$39,550	$7,040	$37,515	$363,989	$1,497		$1,600		$14,247		$19,999	$27,118
Reinvested	22,928	3,346	43,141	253,052	1,116		1,758		13,546		12,541	25,718
Redeemed	(33,429)	(6,204)	(54,045)	(610,341)	(5,205)		(10,657)		(46,536)		(50,316)	(71,098)
Net Increase (Decrease)	$29,049	$4,182	$26,611	$6,700	$(2,592	) $	(7,299)	$ (18,743)		$ (17,776)		$ (18,262)
Shares:
Sold	2,212	403	2,112	20,133	85		89		795		1,100	1,498
Reinvested	1,291	193	2,452	14,240	63		99		763		703	1,429
Redeemed	(1,870)	(356)	(3,046)	(34,308)	(293)		(584)		(2,588)		(2,808)	(3,949)
Net Increase (Decrease)	1,633	240	1,518	65	(145)		(396)		(1,030)		(1,005)	(1,022)
Year Ended October 31, 2017
Dollars:
Sold	$62,792	$13,513	$71,832	$543,172	$4,177		$5,769		$38,998		$43,505	$53,025
Reinvested	8,656	954	16,708	107,144	439		765		5,284		5,541	12,597
Redeemed	(64,326)	(7,831)	(83,840)	(933,910)	(7,003)		(11,214)		(53,515)		(78,524)	(149,238)
Net Increase (Decrease)	$7,122	$6,636	$4,700	$(283,594)	$(2,387	) $	(4,680	) $	(9,233)	$ (29,478)		$ (83,616)
Shares:
Sold	3,847	844	4,457	32,576	254		351		2,358		2,640	3,221
Reinvested	551	62	1,074	6,828	28		48		336		352	792
Redeemed	(3,883)	(483)	(5,137)	(56,717)	(420)		(669)		(3,255)		(4,723)	(8,909)
Net Increase (Decrease)	515	423	394	(17,313)	(138)		(270)		(561)		(1,731)	(4,896)

Distributions:
Period Ended April 30, 2018
From net investment income $	(5,254)	$(428)	$(10,089)	$ (64,624)	$(156	) $	(271	) $	(2,566	) $	(2,658)	$(5,784)
From net realized gain on
investments	(18,242)	(2,994)	(33,116)	(188,433)	(960)		(1,487)		(10,980)		(9,883)	(19,934)
Total Dividends and Distributions $	(23,496)	$(3,422)	$(43,205)	$ (253,057)	$(1,116	) $	(1,758	) $	(13,546	) $	(12,541)	$(25,718)
Year Ended October 31, 2017
From net investment income $	(5,082)	$(433)	$(9,731)	$ (65,361)	$(202	) $	(374	) $	(2,785	) $	(3,106)	$(7,288)
From net realized gain on
investments	(3,821)	(568)	(6,992)	(41,783)	(237)		(391)		(2,499)		(2,457)	(5,309)
Total Dividends and Distributions $	(8,903)	$(1,001)	$(16,723)	$ (107,144)	$(439	) $	(765	) $	(5,284	) $	(5,563)	$(12,597)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													LargeCap Value Fund

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)															$8,124			$36,833
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													234,285					245,268
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(173,546)					117,633
			Net Increase (Decrease) in Net Assets Resulting from Operations												68,863			399,734

Dividends and Distributions to Shareholders
From net investment income															(31,881)			(49,601)
From net realized gain on investments													(190,543)					(48,083)
								Total Dividends and Distributions					(222,424)					(97,684)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(1,269,570)					(926,701)
							Total Increase (Decrease) in Net Assets						(1,423,131)					(624,651)

Net Assets
Beginning of period													1,718,524					2,343,175
End of period (including undistributed net investment income as set forth below)													$295,393					$1,718,524
Undistributed (overdistributed) net investment income (loss)															$2,393			$26,414

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,246		$393		$3,132		N/A	$3,069	$70		$433		$413		$923		$464
Reinvested	42,082		1,507		15,337		N/A	159,876	272		170		808		255		821
Redeemed	(12,724)		(917)		(5,210)		N/A	(1,480,731)	(161)		(353)		(1,002)		(976)		(767)
Net Increase (Decrease)	$32,604		$983		$13,259		N/A	$(1,317,786)	$181		$250		$219		$202		$518
Shares:
Sold	286		35		277		N/A	256	6		39		37		85		38
Reinvested	3,770		140		1,407		N/A	14,324	25		15		73		23		73
Redeemed	(1,104)		(85)		(467)		N/A	(121,689)	(14)		(28)		(86)		(93)		(58)
Net Increase (Decrease)	2,952		90		1,217		N/A	(107,109)	17		26		24		15		53
Year Ended October 31, 2017
Dollars:
Sold	$4,935		$1,150		$4,908		$191	$70,602	$162		$479		$720		$551		$867
Reinvested	7,707		229		2,838		12	86,153	51		38		168		62		182
Redeemed	(25,510)		(1,272)		(11,421)		(467)	(1,064,614)	(529)		(823)		(1,236)		(1,174)		(1,660)
Net Increase (Decrease)	$(12,868	) $	107		$(3,675	) $	(264)	$ (907,859)	$(316	) $	(306	) $	(348	) $	(561	) $	(611)
Shares:
Sold	399		97		408		15	5,786	13		39		59		47		71
Reinvested	634		19		238		1	7,107	4		3		14		5		15
Redeemed	(2,065)		(105)		(951)		(38)	(85,871)	(43)		(66)		(101)		(97)		(132)
Net Increase (Decrease)	(1,032)		11		(305)		(22)	(72,978)	(26)		(24)		(28)		(45)		(46)

Distributions:
Period Ended April 30, 2018
From net investment income $	(5,663	) $	(159	) $	(2,125)		N/A	$(23,604)	$(31	) $	(52	) $	(101	) $	(34	) $	(112)
From net realized gain on
investments	(37,367)		(1,407)		(13,219)		N/A	(136,272)	(241)		(400)		(707)		(221)		(709)
Total Dividends and Distributions $	(43,030	) $	(1,566	) $	(15,344)		N/A	$(159,876)	$(272	) $	(452	) $	(808	) $	(255	) $	(821)
Year Ended October 31, 2017
From net investment income $	(3,644	) $	(81	) $	(1,370	) $	(6)	$(44,246)	$(20	) $	(40	) $	(76	) $	(29	) $	(89)
From net realized gain on
investments	(4,238)		(156)		(1,473)		(6)	(41,907)	(31)		(54)		(92)		(33)		(93)
Total Dividends and Distributions $	(7,882	) $	(237	) $	(2,843	) $	(12)	$(86,153)	$(51	) $	(94	) $	(168	) $	(62	) $	(182)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											MidCap Fund

									Period Ended			Year Ended
									April 30, 2018			October 31, 2017
Operations
Net investment income (loss)											$9,983		$15,092
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									434,974				673,233
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(271,630)			2,437,885
		Net Increase (Decrease) in Net Assets Resulting from Operations							173,327			3,126,210

Dividends and Distributions to Shareholders
From net investment income											(6,793)		(39,353)
From net realized gain on investments									(499,363)				(248,481)
					Total Dividends and Distributions				(506,156)				(287,834)

Capital Share Transactions
Net increase (decrease) in capital share transactions									472,686				905,985
					Total Increase (Decrease) in Net Assets				139,857			3,744,361

Net Assets
Beginning of period									15,245,120			11,500,759
End of period (including undistributed net investment income as set forth below)									$15,384,977			$15,245,120
Undistributed (overdistributed) net investment income (loss)											$15,580		$50,969

	Class A	Class C	Class J	Class P(a)	Institutional	R-1		R-2	R-3		R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$83,291	$4,309	$1,790	N/A	$1,576,536	$4,398		$2,600	$9,643		$11,546	$47,482	$288,761
Reinvested	50,617	9,254	10,200	N/A	299,415	3,086		884	4,004		4,076	12,368	23,165
Redeemed	(228,242)	(29,167)	(18,878)	N/A	(1,446,503)	(5,534)		(6,002)	(21,321)		(42,591)	(64,910)	(111,591)
Net Increase (Decrease)	$(94,334) $ (15,604) $		(6,888)	N/A	$429,448	$1,950		$(2,518)	$(7,674)		$ (26,969)	$(5,060)	$ 200,335
Shares:
Sold	3,091	176	69	N/A	57,209	175		102	364		421	1,741	10,550
Reinvested	1,900	381	398	N/A	11,004	124		35	154		151	460	852
Redeemed	(8,448)	(1,187)	(724)	N/A	(52,617)	(221)		(237)	(808)		(1,553)	(2,391)	(4,070)
Net Increase (Decrease)	(3,457)	(630)	(257)	N/A	15,596	78		(100)	(290)		(981)	(190)	7,332
Year Ended October 31, 2017(b)
Dollars:
Sold	$245,602	$12,121	$3,322	$1,507,351	$ 7,129,289	$11,916		$4,218	$21,450		$27,601	$96,506	$906,879
Reinvested	44,277	5,743	6,545	62,455	106,219	1,540		533	2,655		3,088	7,197	–
Redeemed	(1,094,452)	(87,703)	(27,567)	(4,822,804)	(2,828,030)	(9,439)		(10,547)	(51,335)		(77,810)	(100,201)	(190,634)
Net Increase (Decrease)	$(804,573)	$(69,839)	$(17,700)	$(3,252,998)	$ 4,407,478	$4,017		$(5,796)	$(27,230	) $	(47,121)	$3,502	$716,245
Shares:
Sold	10,354	557	143	63,334	283,492	526		182	905		1,129	3,933	35,793
Reinvested	1,969	277	302	2,735	4,638	73		25	120		135	317	–
Redeemed	(44,806)	(3,975)	(1,185)	(192,836)	(113,997)	(420)		(462)	(2,164)		(3,171)	(4,157)	(7,187)
Net Increase (Decrease)	(32,483)	(3,141)	(740)	(126,767)	174,133	179		(255)	(1,139)		(1,907)	93	28,606

Distributions:
Period Ended April 30, 2018
From net investment income $	– $	– $	–	N/A	$(5,728)	$–	$	– $	– $		– $	–	$(1,065)
From net realized gain on
investments	(55,123)	(10,663)	(10,209)	N/A	(373,522)	(3,088)		(1,005)	(4,004)		(4,076)	(12,370)	(25,303)
Total Dividends and Distributions $	(55,123)	$(10,663)	$(10,209)	N/A	$(379,250)	$(3,088)		$(1,005)	$(4,004	) $	(4,076)	$(12,370)	$ (26,368)
Year Ended October 31, 2017(b)
From net investment income $	(2,872) $	– $	(790)	$(12,031)	$ (22,762)	$–	$	– $	– $		(142)	$(756)	$–
From net realized gain on
investments	(44,621)	(6,960)	(5,763)	(62,069)	(114,864)	(1,540)		(622)	(2,655)		(2,946)	(6,441)	–
Total Dividends and Distributions $	(47,493)	$(6,960)	$(6,553)	$(74,100)	$ (137,626)	$(1,540)		$(622)	$(2,655	) $	(3,088)	$(7,197)	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Value Fund III

														Period Ended				Year Ended
														April 30, 2018				October 31, 2017
Operations
Net investment income (loss)																$8,658			$17,771
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																54,351			142,439
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																(75,371)			107,338
			Net Increase (Decrease) in Net Assets Resulting from Operations													(12,362)			267,548

Dividends and Distributions to Shareholders
From net investment income																(17,001)			(19,450)
From net realized gain on investments																(81,440)			(5,583)
								Total Dividends and Distributions								(98,441)			(25,033)

Capital Share Transactions
Net increase (decrease) in capital share transactions																(48,328)			(102,702)
						Total Increase (Decrease) in Net Assets								(159,131)					139,813

Net Assets
Beginning of period														1,349,256					1,209,443
End of period (including undistributed net investment income as set forth below)														$1,190,125					$1,349,256
Undistributed (overdistributed) net investment income (loss)																$3,538			$12,094

	Class A		Class J	Class P(a)		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$6,993		$1,329		N/A	$14,005		$83		$132		$1,502		$1,422		$1,930		$31,756
Reinvested	1,743		8,040		N/A	10,718		51		153		879		1,660		1,835		73,290
Redeemed	(3,814)		(7,005)		N/A	(34,231)		(305)		(967)		(4,641)		(9,349)		(4,664)		(140,873)
Net Increase (Decrease)	$4,922		$2,364		N/A	$(9,508	) $	(171	) $	(682	) $	(2,260	) $	(6,267	) $	(899)	$ (35,827)
Shares:
Sold	330		66		N/A	660		4		7		75		71		97		1,466
Reinvested	82		398		N/A	497		3		7		43		83		90		3,385
Redeemed	(180)		(349)		N/A	(1,632)		(15)		(48)		(233)		(475)		(231)		(6,572)
Net Increase (Decrease)	232		115		N/A	(475)		(8)		(34)		(115)		(321)		(44)		(1,721)
Year Ended October 31, 2017
Dollars:
Sold	$11,049		$4,621		$563	$222,459		$238		$591		$3,869		$6,741		$3,150		$1,044,810
Reinvested	209		1,655		13	21,954		9		24		230		351		508		62
Redeemed	(4,886)		(12,430)		(1,364)	(1,272,812)		(687)		(721)		(11,313)		(9,050)		(12,383)		(100,162)
Net Increase (Decrease)	$6,372		$(6,154	) $	(788)	$(1,028,399)		$(440	) $	(106	) $	(7,214	) $	(1,958	) $	(8,725)		$ 944,710
Shares:
Sold	538		241		28	11,238		11		30		199		350		163		49,576
Reinvested	11		87		–	1,095		1		1		12		19		26		3
Redeemed	(238)		(640)		(65)	(60,967)		(35)		(36)		(579)		(466)		(629)		(4,634)
Net Increase (Decrease)	311		(312)		(37)	(48,634)		(23)		(5)		(368)		(97)		(440)		44,945

Distributions:
Period Ended April 30, 2018
From net investment income $	(183	) $	(1,199)		N/A	$(1,894	) $	(4	) $	(14	) $	(100	) $	(228	) $	(277	) $	(13,102)
From net realized gain on
investments	(1,564)		(6,844)		N/A	(8,889)		(47)		(139)		(779)		(1,432)		(1,558)		(60,188)
Total Dividends and Distributions $	(1,747	) $	(8,043)		N/A	$(10,783	) $	(51	) $	(153	) $	(879	) $	(1,660	) $	(1,835	) $	(73,290)
Year Ended October 31, 2017
From net investment income $	(144	) $	(1,240	) $	(10)	$(17,187	) $	(5	) $	(15	) $	(160	) $	(259	) $	(382	) $	(48)
From net realized gain on
investments	(66)		(416)		(3)	(4,783)		(4)		(9)		(70)		(92)		(126)		(14)
Total Dividends and Distributions $	(210	) $	(1,656	) $	(13)	$(21,970	) $	(9	) $	(24	) $	(230	) $	(351	) $	(508	) $	(62)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$2,488	$3,277
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							–	31
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations				2,488	3,308

Dividends and Distributions to Shareholders
From net investment income							(2,488)	(3,362)
From tax return of capital							–	(240)
						Total Dividends and Distributions	(2,488)	(3,602)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(19,898)	(235,882)
						Total Increase (Decrease) in Net Assets	(19,898)	(236,176)

Net Assets
Beginning of period							503,656	739,832
End of period (including undistributed net investment income as set forth below)							$483,758	$503,656
Undistributed (overdistributed) net investment income (loss)							$–	$–

	Class A		Class C		Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$108,320		$1,698		$92,014	$10
Reinvested	1,192		32		1,204	1
Redeemed	(120,226)		(16,611)		(87,118)	(414)
Net Increase (Decrease)	$(10,714)		$ (14,881)		$6,100	$(403)
Shares:
Sold	108,320		1,698		92,014	10
Reinvested	1,192		32		1,204	1
Redeemed	(120,226)		(16,611)		(87,118)	(414)
Net Increase (Decrease)	(10,714)		(14,881)		6,100	(403)
Year Ended October 31, 2017
Dollars:
Sold	$413,473		$12,397		$ 117,893	$382
Reinvested	2,293		59		1,194	–
Redeemed	(621,962)		(17,431)		(144,150)	(30)
Net Increase (Decrease)	$(206,196	) $	(4,975	) $	(25,063)	$352
Shares:
Sold	413,473		12,397		117,893	382
Reinvested	2,293		59		1,194	–
Redeemed	(621,962)		(17,431)		(144,150)	(30)
Net Increase (Decrease)	(206,196)		(4,975)		(25,063)	352

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	(1,217	) $	(44	) $	(1,226)	$(1)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(1,217	) $	(44	) $	(1,226)	$(1)
Year Ended October 31, 2017
From net investment income $	(2,167	) $	(65	) $	(1,130)	$–
From net realized gain on
investments	–		–		–	–
From tax return of capital	(154)		(5)		(81)	–
Total Dividends and Distributions $	(2,321	) $	(70	) $	(1,211)	$–

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal Capital Appreciation Fund

													Period Ended			Year Ended
													April 30, 2018			October 31, 2017
Operations
Net investment income (loss)															$11,337	$28,030
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													516,977			172,192
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(434,222)			311,227
			Net Increase (Decrease) in Net Assets Resulting from Operations												94,092	511,449

Dividends and Distributions to Shareholders
From net investment income															(25,612)	(31,633)
From net realized gain on investments													(140,763)			(213,873)
							Total Dividends and Distributions						(166,375)			(245,506)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(645,738)			(222,037)
						Total Increase (Decrease) in Net Assets							(718,021)			43,906

Net Assets
Beginning of period													2,504,518			2,460,612
End of period (including undistributed net investment income as set forth below)													$1,786,497			$2,504,518
Undistributed (overdistributed) net investment income (loss)															$6,005	$21,317

	Class A		Class C	Class P(a)		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$19,785		$3,246		N/A	$22,293	$140		$340		$1,475		$1,309		$1,645
Reinvested	70,187		4,588		N/A	82,826	174		205		1,701		1,492		3,132
Redeemed	(66,536)		(5,125)		N/A	(770,747)	(451)		(400)		(3,727)		(4,212)		(9,078)
Net Increase (Decrease)	$23,436		$2,709		N/A	$(665,628)	$(137	) $	145		$(551	) $	(1,411	) $	(4,301)
Shares:
Sold	313		66		N/A	348	2		5		24		21		26
Reinvested	1,127		95		N/A	1,304	3		3		27		24		50
Redeemed	(1,054)		(105)		N/A	(11,887)	(7)		(6)		(59)		(65)		(144)
Net Increase (Decrease)	386		56		N/A	(10,235)	(2)		2		(8)		(20)		(68)
Year Ended October 31, 2017
Dollars:
Sold	$42,086		$8,496		$7,856	$89,689	$332		$1,019		$2,736		$3,704		$5,662
Reinvested	84,453		5,237		2,859	140,512	261		261		2,925		1,965		4,745
Redeemed	(137,506)		(11,995)		(41,460)	(390,677)	(1,248)		(1,273)		(14,134)		(6,414)		(22,128)
Net Increase (Decrease)	$(10,967	) $	1,738	$ (30,745)		$ (160,476)	$(655	) $	7		$(8,473	) $	(745)		$ (11,721)
Shares:
Sold	715		181		134	1,483	6		17		46		62		94
Reinvested	1,507		118		50	2,463	4		5		52		35		84
Redeemed	(2,328)		(254)		(691)	(6,614)	(21)		(21)		(238)		(109)		(365)
Net Increase (Decrease)	(106)		45		(507)	(2,668)	(11)		1		(140)		(12)		(187)

Distributions:
Period Ended April 30, 2018
From net investment income $	(9,902	) $	(332)		N/A	$(14,520)	$(11	) $	(24	) $	(171	) $	(200	) $	(452)
From net realized gain on
investments	(62,064)		(4,328)		N/A	(68,466)	(163)		(240)		(1,530)		(1,292)		(2,680)
Total Dividends and Distributions	$ (71,966)		$(4,660)		N/A	$(82,986)	$(174	) $	(264	) $	(1,701	) $	(1,492	) $	(3,132)
Year Ended October 31, 2017
From net investment income $	(9,582	) $	(297	) $	(405)	$ (20,243)	$(12	) $	(24	) $	(272	) $	(217	) $	(581)
From net realized gain on
investments	(76,749)		(5,077)		(2,671)	(120,269)	(249)		(293)		(2,653)		(1,748)		(4,164)
Total Dividends and Distributions $	(86,331	) $	(5,374	) $	(3,076)	$ (140,512)	$(261	) $	(317	) $	(2,925	) $	(1,965	) $	(4,745)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Securities Fund

								Period Ended		Year Ended
								April 30, 2018		October 31, 2017
Operations
Net investment income (loss)								$	30,083	$	46,799
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									31,009		84,413
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(108,764)		151,051
		Net Increase (Decrease) in Net Assets Resulting from Operations							(47,672)		282,263

Dividends and Distributions to Shareholders
From net investment income									(38,108)		(49,616)
From net realized gain on investments									(69,081)		(87,154)
					Total Dividends and Distributions				(107,189)		(136,770)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(20,674)		663,109
				Total Increase (Decrease) in Net Assets					(175,535)		808,602

Net Assets
Beginning of period									3,718,691		2,910,089
End of period (including undistributed net investment income as set forth below)									$3,543,156		$3,718,691
Undistributed (overdistributed) net investment income (loss)								$	3,491	$	11,516

	Class A	Class C	Class J	Class P(a)	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$36,222	$4,546	$3,242	N/A	$411,244	$369	$3,462	$5,040	$6,815	$13,393	$188,245
Reinvested	6,656	1,206	5,089	N/A	42,519	135	346	1,369	1,708	4,872	31,429
Redeemed	(45,986)	(8,049)	(18,689)	N/A	(283,203)	(1,382)	(5,624)	(15,570)	(15,308)	(21,646)	(373,124)
Net Increase (Decrease)	$(3,108)	$(2,297)	$ (10,358)	N/A	$170,560	$(878)	$(1,816)	$(9,161)	$(6,785)	$(3,381)	$ (153,450)
Shares:
Sold	1,594	203	145	N/A	18,139	16	156	226	309	608	8,124
Reinvested	286	53	225	N/A	1,825	6	16	60	76	217	1,349
Redeemed	(2,009)	(358)	(841)	N/A	(12,462)	(60)	(256)	(696)	(697)	(968)	(15,618)
Net Increase (Decrease)	(129)	(102)	(471)	N/A	7,502	(38)	(84)	(410)	(312)	(143)	(6,145)
Year Ended October 31, 2017(b)
Dollars:
Sold	$88,972	$10,251	$9,249	$73,274	$1,559,722	$1,050	$7,859	$9,556	$14,198	$24,100	$1,373,976
Reinvested	10,570	1,434	7,092	3,649	84,008	241	461	2,193	2,646	6,703	4,742
Redeemed	(184,158)	(15,576)	(41,468)	(206,451)	(1,888,488)	(4,527)	(8,656)	(27,405)	(33,436)	(48,851)	(173,821)
Net Increase (Decrease)	$(84,616)	$(3,891)	$(25,127)	$ (129,528)	$ (244,758)	$(3,236)	$(336)	$(15,656)	$(16,592)	$(18,048)	$ 1,204,897
Shares:
Sold	3,881	454	416	3,220	68,382	46	360	426	640	1,087	58,497
Reinvested	467	64	322	161	3,702	11	21	99	121	305	199
Redeemed	(8,006)	(690)	(1,868)	(8,938)	(80,999)	(202)	(394)	(1,219)	(1,503)	(2,210)	(7,341)
Net Increase (Decrease)	(3,658)	(172)	(1,130)	(5,557)	(8,915)	(145)	(13)	(694)	(742)	(818)	51,355

Distributions:
Period Ended April 30, 2018
From net investment income $	(2,636)	$(260)	$(1,689)	N/A	$(19,062)	$(35)	$(159)	$(405)	$(550)	$(1,663)	$ (11,649)
From net realized gain on
investments	(5,725)	(984)	(3,407)	N/A	(33,320)	(100)	(418)	(964)	(1,158)	(3,209)	(19,796)
Total Dividends and Distributions $	(8,361)	$(1,244)	$(5,096)	N/A	$(52,382)	$(135)	$(577)	$(1,369)	$(1,708)	$(4,872)	$ (31,445)
Year Ended October 31, 2017(b)
From net investment income $	(3,443)	$(166)	$(2,219)	$(1,188)	$ (34,163)	$(40)	$(177)	$(553)	$(769)	$(2,156)	$(4,742)
From net realized gain on
investments	(9,411)	(1,355)	(4,882)	(2,974)	(59,732)	(201)	(531)	(1,640)	(1,877)	(4,551)	–
Total Dividends and Distributions	$ (12,854)	$(1,521)	$(7,101)	$(4,162)	$ (93,895)	$(241)	$(708)	$(2,193)	$(2,646)	$(6,707)	$(4,742)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Short-Term Income Fund

									Period Ended		Year Ended
									April 30, 2018		October 31, 2017
Operations
Net investment income (loss)									$	43,071		$74,723
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										(7,839)		2,252
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(49,217)		(4,486)
			Net Increase (Decrease) in Net Assets Resulting from Operations							(13,985)		72,489

Dividends and Distributions to Shareholders
From net investment income										(42,587)		(74,281)
						Total Dividends and Distributions				(42,587)		(74,281)

Capital Share Transactions
Net increase (decrease) in capital share transactions										76,948	1,113,818
					Total Increase (Decrease) in Net Assets					20,376	1,112,026

Net Assets
Beginning of period										4,214,968	3,102,942
End of period (including undistributed net investment income as set forth below)										$4,235,344	$4,214,968
Undistributed (overdistributed) net investment income (loss)									$	1,394		$910

	Class A		Class C	Class J	Class P(a)	Class T	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$65,174		$7,827	$ 13,490	N/A	$–	$553,618	$487	$353	$3,504	$2,595	$1,750
Reinvested	2,466		301	1,192	N/A	–	37,703	3	15	102	80	86
Redeemed	(95,156)		(14,666)	(25,725)	N/A	–	(470,544)	(175)	(137)	(3,347)	(2,273)	(1,775)
Net Increase (Decrease)	$(27,516	) $	(6,538)	$ (11,043)	N/A	$–	$120,777	$315	$231	$259	$402	$61
Shares:
Sold	5,378		646	1,115	N/A	–	45,623	40	29	290	215	145
Reinvested	204		25	98	N/A	–	3,116	–	1	8	7	7
Redeemed	(7,850)		(1,210)	(2,124)	N/A	–	(38,853)	(14)	(11)	(276)	(188)	(146)
Net Increase (Decrease)	(2,268)		(539)	(911)	N/A	–	9,886	26	19	22	34	6
Year Ended October 31, 2017(b)
Dollars:
Sold	$164,697		$20,722	$31,043	$90,703	$10	$1,925,450	$539	$432	$21,146	$3,637	$3,609
Reinvested	5,281		622	2,446	1,065	–	61,808	9	26	200	200	169
Redeemed	(184,023)		(30,628)	(37,640)	(226,275)	–	(697,209)	(1,378)	(381)	(28,805)	(7,826)	(5,831)
Net Increase (Decrease)	$(14,045)		$(9,284)	$(4,151)	$ (134,507)	$10	$1,290,049	$(830)	$77	$(7,459)	$(3,989)	$(2,053)
Shares:
Sold	13,523		1,699	2,548	7,451	1	158,205	43	35	1,739	298	296
Reinvested	433		51	201	87	–	5,070	1	2	16	17	14
Redeemed	(15,102)		(2,512)	(3,091)	(18,551)	–	(57,234)	(113)	(31)	(2,366)	(642)	(479)
Net Increase (Decrease)	(1,146)		(762)	(342)	(11,013)	1	106,041	(69)	6	(611)	(327)	(169)

Distributions:
Period Ended April 30, 2018
From net investment income	$(2,716)		$(321)	$(1,205)	N/A	$–	$(38,058)	$(3)	$(16)	$(102)	$(80)	$(86)
From net realized gain on
investments	–		–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,716)		$(321)	$(1,205)	N/A	$–	$(38,058)	$(3)	$(16)	$(102)	$(80)	$(86)
Year Ended October 31, 2017(b)
From net investment income	$(5,979)		$(669)	$(2,463)	$(1,515)	$–	$(63,049)	$(9)	$(28)	$(200)	$(200)	$(169)
From net realized gain on
investments	–		–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,979)		$(669)	$(2,463)	$(1,515)	$–	$(63,049)	$(9)	$(28)	$(200)	$(200)	$(169)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SmallCap Fund

										Period Ended		Year Ended
										April 30, 2018		October 31, 2017
Operations
Net investment income (loss)											$249		$(208)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											38,396		63,890
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(4,958)		62,234
		Net Increase (Decrease) in Net Assets Resulting from Operations									33,687	125,916

Dividends and Distributions to Shareholders
From net investment income											(367)		(3,209)
From net realized gain on investments											(51,190)		(11,869)
					Total Dividends and Distributions						(51,557)		(15,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions											18,266		(38,780)
				Total Increase (Decrease) in Net Assets							396		72,058

Net Assets
Beginning of period										626,460		554,402
End of period (including undistributed net investment income as set forth below)										$626,856		$626,460
Undistributed (overdistributed) net investment income (loss)											$(301)		$–

	Class A	Class C	Class J	Class P(a)	Institutional		R-1		R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,499	$3,441	$2,456	N/A	$17,372		$156		$1,712	$1,187	$1,013	$3,089	$4,335
Reinvested	17,812	2,854	17,111	N/A	5,542		247		199	1,134	1,256	1,589	2,160
Redeemed	(25,835)	(3,909)	(12,999)	N/A	(19,597)		(308)		(3,439)	(2,296)	(3,104)	(5,096)	(315)
Net Increase (Decrease)	$2,476	$2,386	$6,568	N/A	$3,317		$95		$(1,528)	$25	$(835)	$(418)	$6,180
Shares:
Sold	448	161	109	N/A	688		7		77	50	42	124	167
Reinvested	778	138	781	N/A	226		11		9	50	53	65	88
Redeemed	(1,103)	(184)	(579)	N/A	(784)		(13)		(152)	(97)	(126)	(206)	(12)
Net Increase (Decrease)	123	115	311	N/A	130		5		(66)	3	(31)	(17)	243
Year Ended October 31, 2017(b)
Dollars:
Sold	$25,151	$8,712	$7,353	$15,503	$41,976		$557		$3,193	$3,379	$5,110	$5,325	$22,021
Reinvested	5,307	602	5,393	311	1,728		58		58	336	370	505	–
Redeemed	(58,827)	(8,215)	(28,491)	(28,190)	(43,892)		(743)		(4,199)	(4,944)	(5,665)	(8,289)	(273)
Net Increase (Decrease)	$(28,369)	$1,099	$(15,745)	$ (12,376)	$(188)		$(128	) $	(948)	$(1,229)	$(185)	$(2,459)	$21,748
Shares:
Sold	1,123	423	344	653	1,749		26		147	150	222	225	921
Reinvested	238	29	251	13	73		3		3	15	16	21	–
Redeemed	(2,624)	(398)	(1,326)	(1,182)	(1,831)		(35)		(194)	(219)	(243)	(348)	(12)
Net Increase (Decrease)	(1,263)	54	(731)	(516)	(9)		(6)		(44)	(54)	(5)	(102)	909

Distributions:
Period Ended April 30, 2018
From net investment income $	– $	–	$(76)	N/A	$(203)	$	– $		– $	– $	– $	(7)	$(81)
From net realized gain on
investments	(18,155)	(2,877)	(17,039)	N/A	(5,824)		(247)		(997)	(1,134)	(1,256)	(1,582)	(2,079)
Total Dividends and Distributions $	(18,155)	$(2,877)	$(17,115)	N/A	$(6,027)		$(247	) $	(997)	$(1,134)	$(1,256)	$(1,589)	$(2,160)
Year Ended October 31, 2017(b)
From net investment income $	(955)	$–	$(1,345)	$(87)	$(520)		$(2	) $	(44)	$(52)	$(81)	$(123)	$–
From net realized gain on
investments	(4,502)	(613)	(4,053)	(226)	(1,229)		(56)		(235)	(284)	(289)	(382)	–
Total Dividends and Distributions $	(5,457)	$(613)	$(5,398)	$(313)	$(1,749)		$(58	) $	(279)	$(336)	$(370)	$(505)	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap Value Fund II

												Period Ended		Year Ended
												April 30, 2018		October 31, 2017
Operations
Net investment income (loss)												$	3,034		$4,515
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													56,900		142,571
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(52,254)		107,153
		Net Increase (Decrease) in Net Assets Resulting from Operations											7,680		254,239

Dividends and Distributions to Shareholders
From net investment income													(5,214)		(6,447)
From net realized gain on investments													(69,663)		(71,733)
						Total Dividends and Distributions							(74,877)		(78,180)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(13,243)		(158,067)
				Total Increase (Decrease) in Net Assets									(80,440)		17,992

Net Assets
Beginning of period													1,237,113		1,219,121
End of period (including undistributed net investment income as set forth below)													$1,156,673		$1,237,113
Undistributed (overdistributed) net investment income (loss)												$	(156)		$2,379

	Class A	Class J	Class P(a)	Institutional		R-1		R-2		R-3		R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$2,127	$453	N/A	$33,726		$87		$361		$915		$804	$1,958	$20,783
Reinvested	411	1,129	N/A	10,702		73		171		710		409	1,832	58,848
Redeemed	(1,329)	(1,945)	N/A	(25,102)		(205)		(1,128)		(2,443)		(1,194)	(6,989)	(108,407)
Net Increase (Decrease)	$1,209	$(363)	N/A	$19,326		$(45	) $	(596)		$(818	) $	19	$(3,199)	$ (28,776)
Shares:
Sold	163	36	N/A	2,599		7		30		72		62	149	1,561
Reinvested	31	87	N/A	806		6		14		56		32	141	4,434
Redeemed	(101)	(149)	N/A	(1,890)		(17)		(92)		(190)		(92)	(530)	(8,172)
Net Increase (Decrease)	93	(26)	N/A	1,515		(4)		(48)		(62)		2	(240)	(2,177)
Year Ended October 31, 2017
Dollars:
Sold	$7,524	$7,413	$1,661	$122,889		$645		$1,289		$2,261		$1,651	$11,310	$989,701
Reinvested	332	1,365	90	72,323		102		193		847		486	1,627	190
Redeemed	(4,168)	(9,928)	(2,043)	(1,251,663)		(1,147)		(1,768)		(6,147)		(3,862)	(8,557)	(92,683)
Net Increase (Decrease)	$3,688	$(1,150)	$(292)	$(1,056,451)		$(400	) $	(286)		$(3,039	) $	(1,725)	$4,380	$897,208
Shares:
Sold	568	571	125	9,290		53		105		177		128	869	77,101
Reinvested	25	104	7	5,405		8		15		66		37	123	14
Redeemed	(321)	(778)	(160)	(96,949)		(96)		(144)		(489)		(302)	(668)	(7,081)
Net Increase (Decrease)	272	(103)	(28)	(82,254)		(35)		(24)		(246)		(137)	324	70,034

Distributions:
Period Ended April 30, 2018
From net investment income $	–	$(8)	N/A	$(793)	$	– $		– $		– $		(6)	$(62)	$(4,345)
From net realized gain on
investments	(411)	(1,122)	N/A	(10,433)		(73)		(238)		(710)		(403)	(1,770)	(54,503)
Total Dividends and Distributions $	(411)	$(1,130)	N/A	$(11,226)		$(73	) $	(238	) $	(710	) $	(409)	$(1,832)	$(58,848)
Year Ended October 31, 2017
From net investment income $	(18)	$(47)	$(3)	$(6,255)	$	– $		– $		(6	) $	(13)	$(89)	$(16)
From net realized gain on
investments	(316)	(1,318)	(87)	(66,640)		(102)		(244)		(841)		(473)	(1,538)	(174)
Total Dividends and Distributions $	(334)	$(1,365)	$(90)	$(72,895)		$(102	) $	(244	) $	(847	) $	(486)	$(1,627)	$(190)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Tax-Exempt Bond Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$6,758	$14,160
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(951)	(3,761)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(6,525)	(8,004)
			Net Increase (Decrease) in Net Assets Resulting from Operations				(718)	2,395

Dividends and Distributions to Shareholders
From net investment income							(6,348)	(13,319)
						Total Dividends and Distributions	(6,348)	(13,319)

Capital Share Transactions
Net increase (decrease) in capital share transactions							8,098	(76,158)
						Total Increase (Decrease) in Net Assets	1,032	(87,082)

Net Assets
Beginning of period							344,871	431,953
End of period (including undistributed net investment income as set forth below)							$345,903	$344,871
Undistributed (overdistributed) net investment income (loss)							$1,783	$1,373

	Class A		Class C	Class P(a)		Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$38,820		$3,016		N/A	$17,206
Reinvested	4,413		319		N/A	753
Redeemed	(41,463)		(4,362)		N/A	(10,604)
Net Increase (Decrease)	$1,770		$(1,027)		N/A	$7,355
Shares:
Sold	5,379		418		N/A	2,385
Reinvested	615		44		N/A	105
Redeemed	(5,768)		(605)		N/A	(1,471)
Net Increase (Decrease)	226		(143)		N/A	1,019
Year Ended October 31, 2017
Dollars:
Sold	$68,510		$6,282		$25,708	$45,478
Reinvested	9,178		651		645	579
Redeemed	(118,816)		(10,786)		(93,793)	(9,794)
Net Increase (Decrease)	$(41,128	) $	(3,853	) $	(67,440)	$(36,263)
Shares:
Sold	9,566		868		3,602	6,266
Reinvested	1,279		90		90	80
Redeemed	(16,569)		(1,504)		(13,025)	(1,352)
Net Increase (Decrease)	(5,724)		(546)		(9,333)	4,994

Distributions:
Period Ended April 30, 2018
From net investment income $	(5,098	) $	(380)		N/A	$(870)
From net realized gain on
investments	–		–		N/A	–
Total Dividends and Distributions $	(5,098	) $	(380)		N/A	$(870)
Year Ended October 31, 2017
From net investment income $	(10,868	) $	(797	) $	(961)	$(693)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(10,868	) $	(797	) $	(961)	$(693)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Fund, MidCap Value Fund III, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class T, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class A, Class C, and Class T shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

Effective November 22, 2016, the initial purchases of $10,000 of R-6 shares of High Yield Fund, International Emerging Markets Fund, International Fund I, MidCap Fund, Real Estate Securities Fund, and SmallCap Fund were made by the Manager.

Effective June 12, 2017, the initial purchases of $10,000 of Class T shares of Global Diversified Income Fund, High Yield Fund, and Short-Term Income Fund were made by the Manager.

Effective June 12, 2017, the initial purchase of $10,000 of R-6 shares of Global Diversified Income Fund was made by the Manager.

Effective June 23, 2017, Class P shares discontinued operations and converted to Institutional shares.

Effective March 23, 2018, Money Market Fund’s Class C and Institutional Class shares were redeemed and discontinued operations.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Certain of the Funds (as listed in the table below, singly “a Fund of Funds” and collectively, “the Funds of Funds”) invest in other series of the Fund which are valued at the closing net asset value per share of each respective fund on the day of valuation. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund as well as Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.

Core Plus Bond Fund	LargeCap Growth Fund
Diversified International Fund	LargeCap Growth Fund I
Equity Income Fund	LargeCap S&P 500 Index Fund
Global Diversified Income Fund	LargeCap Value Fund
Global Real Estate Securities Fund	MidCap Fund
Government & High Quality Bond Fund	MidCap Value Fund III
High Yield Fund	Principal Capital Appreciation Fund
High Yield Fund I	Real Estate Securities Fund
Income Fund	Short-Term Income Fund
Inflation Protection Fund	SmallCap Fund
International Emerging Markets Fund	SmallCap Value Fund II
International Fund I

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund qualifies as a retail money market fund and values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

		Finisterre Unconstrained Emerging
Diversified International Fund		Markets Bond Fund		Global Diversified Income Fund
Euro	22.3%	Euro	5.6%	Euro	6.9%
Japanese Yen	15.9
British Pound	11.4
Canadian Dollar	8.1
Swiss Franc	5.5

Global Real Estate Securities Fund		International Emerging Markets Fund		International Fund I
Euro	13.7%	Hong Kong Dollar	24.4%	Japanese Yen	18.1%
Japanese Yen	12.7	South Korean Won	15.2	Hong Kong Dollar	17.9
British Pound	5.4	Indian Rupee	10.5	Euro	13.7
		New Taiwan Dollar	9.7	British Pound	12.4
		Brazilian Real	8.7	Swiss Franc	5.4

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Funds bear directly, each of the Fund of Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund of Funds will vary. Expenses included in the statement of operations of the Fund of Funds reflect the expenses of each Fund of Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the shorter of the fiscal years from 2014-2016 or commencement of the fund’s operations to 2016. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2018, Diversified International Fund had a deferred tax liability of $1,847,000 and International Emerging Markets Fund had a foreign tax refund receivable of $1,823,000 and had a deferred tax liability of $1,177,000 relating to foreign securities.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of October 31, 2017, the Fund has adopted the new rules, forms and amendments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2018, California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Fund, MidCap Value Fund III, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund each loaned to the Facility. The interest income received is included in interest income on the statements of operations. There were no outstanding borrowings as of April 30, 2018.

During the period ended April 30, 2018, funds borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Interest Rate
California Municipal Fund	$79	2.02%
International Emerging Markets Fund	176	1.95
International Fund I	356	1.96
LargeCap Growth Fund	275	2.01
LargeCap S&P 500 Index Fund	321	2.15
LargeCap Value Fund	141	1.93
MidCap Fund	3,732	2.02
Real Estate Securities Fund	64	2.00
Tax-Exempt Bond Fund	36	2.20

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, the Funds (with the exception of High Yield Fund I) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. During the period ended April 30, 2018, Global Diversified Income Fund and Inflation Protection Fund borrowed against the line of credit. The average outstanding balance for the Global Diversified Income Fund liability during the period ended April 30, 2018 was $3,300 at a weighted average annual interest rate of 2.61%. The average outstanding balance for the Inflation Protection Fund liability during the period ended April 30, 2018 was $1,600 at a weighted average annual interest rate of 2.72%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of April 30, 2018.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Contingent Convertible Securities. Certain Funds invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a CoCo’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a CoCo will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of April 30, 2018, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Core Plus Bond Fund
Financial Derivative Instruments: Over the Counter (“OTC”) Summary

Counterparty
Barclays
Assets*
Foreign Currency Contracts	$1,416
Total OTC	$1,416

Liabilities*
Foreign Currency Contracts	$(426)
Total OTC	$(426)

Net Market Value of OTC Derivatives	$990
Collateral (Received)/Pledged	—
Net Exposure	$990

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Fund: Finisterre Unconstrained Emerging Markets Bond Fund
Financial Derivative Instruments: OTC Summary

			Counterparty
	Bank of
	New York Mellon		Barclays		HSBC	JP Morgan Chase		Total
Assets*
Credit Default Swaps	$—		$51		$—	$73		$124
Foreign Currency Contracts	16		—		36	—		52
Total Return Swaps	—		—		20	—		20
Total OTC	$16		$51		$56	$73		$196

Liabilities*
Credit Default Swaps	$—		$—		$—	$(113)		$(113)
Foreign Currency Contracts	—		—		(4)	—		(4)
Total OTC	$—		$—		$(4)	$(113)		$(117)

Net Market Value of OTC Derivatives	$16		$51		$52	$(40)		$79
Collateral (Received)/Pledged	—		—		—	—		—
Net Exposure	$16		$51		$52	$(40)		$79

Fund: Global Diversified Income Fund
Financial Derivative Instruments: OTC Summary

				Counterparty
						Standard
	Bank					Chartered
	of		Goldman			Bank – Hong	Toronto
	America	Barclays	Sachs	HSBC	JP Morgan Chase	Kong	Dominion Bank	Total
Assets*
Foreign Currency Contracts	$205	$—	$—	$36	$2,714	$699	$196	$3,850
Total OTC	$205	$—	$—	$36	$2,714	$699	$196	$3,850

Liabilities*
Foreign Currency Contracts	$(119)	$(61)	$(86)	$—	$(4,324)	$(524)	$—	$(5,114)
Total OTC	$(119)	$(61)	$(86)	$—	$(4,324)	$(524)	$—	$(5,114)

Net Market Value of OTC
Derivatives	$86	$(61)	$(86)	$36	$(1,610)	$175	$196	$(1,264)
Collateral (Received)/Pledged	—	—	—	—	890 **	—	—	890 **
Net Exposure	$86	$(61)	$(86)	$36	$(720)	$175	$196	$(374)

Fund: High Yield Fund
Financial Derivative Instruments: OTC Summary

	Counterparty
	Barclays

Assets*
Foreign Currency Contracts		$91
Total OTC		$91

Liabilities*
Foreign Currency Contracts		$(7)
Total OTC		$(7)

Net Market Value of OTC Derivatives		$84
Collateral (Received)/Pledged		—
Net Exposure		$84

					NOTES TO FINANCIAL STATEMENTS
					PRINCIPAL FUNDS, INC.
					April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Fund: Inflation Protection Fund
Financial Derivative Instruments: OTC Summary

	ANZ BK	BOA	BARC	BNP	DB	GS	HSBC	JPM		MS	SCB	UBS	Total
Assets*
Foreign Currency
Contracts	$33	$512	$—	$755	$87	$79	$2	$—		$1	$722	$247	$2,438
Interest Rate Swaps	—	—	1,348	—	80	—	—	—		—	—	—	1,428
Purchased Interest
Rate Swaptions	—	—	638	—	2,434	—	—	216		—	—	—	3,288
Purchased Options	—	—	94	—	—	—	—	—		—	—	—	94
Total OTC	$33	$512	$2,080	$755	$2,601	$79	$2	$216		$1	$722	$247	$7,248

Liabilities*
Foreign Currency
Contracts	$(27)	$—	$—	$(22)	$(34)	$—	$—	$—		$—	$—	$(3)	$(86)
Written Interest Rate
Swaptions	—	—	—	—	(3,680)	—	—	—		—	—	—	(3,680)
Written Options	—	—	(17)	—	—	—	—	—		—	—	—	(17)
Total OTC	$(27)	$—	$(17)	$(22)	$(3,714)	$—	$—	$—		$—	$—	$(3)	$(3,783)

Net Market Value of
OTC Derivatives	$6	$512	$2,063	$733	$(1,113)	$79	$2	$216		$1	$722	$244	$3,465
Collateral
(Received)/Pledged	—	—	(1,230) ^	—	10 **	—	—	(70	)^	—	—	—	(1,290) ^
Net Exposure	$6	$512	$833	$733	$(1,103)	$79	$2	$146		$1	$722	$244	$2,175

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty ^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

Counterparty Abbreviations used:
ANZ BK	Australia and New Zealand Banking Group	HSBC	HSBC Securities
BOA	Bank of America	JPM	JP Morgan Chase
BARC	Barclays Bank PLC	MS	Morgan Stanley
BNP	BNP Paribas	SCB	Standard Chartered Bank, Hong Kong
DB	Deutsche Bank AG	UBS	UBS AG
GS	Goldman Sachs

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Certain funds may pledge cash to a broker for securities sold short.

As of April 30, 2018, deposits with counterparty were as follows (amounts in thousands):

	FCM (Futures and
	Cleared Swaps)	Shorts	ISDA (OTC Derivatives)
Core Plus Bond Fund	$—	$—	$290
Finisterre Unconstrained Emerging Markets Bond Fund	249	—	550
Global Diversified Income Fund	—	16,938	890
High Yield Fund I	1,621	—	—
Inflation Protection Fund	8,342	—	10
International Fund I	2,708	—	—
LargeCap Growth Fund I	11,861	—	—
LargeCap S&P 500 Index Fund	3,323	—	—
MidCap Value Fund III	2,412	—	—
SmallCap Value Fund II	3,319	—	—

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statement of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the fund by the broker is received in the fund’s custodian account.

As of April 30, 2018, deposits from counterparty were as follows (amounts in thousands):

	FCM (Futures and
	Cleared Swaps)	TBA Securities	ISDA (OTC Derivatives)
Core Plus Bond Fund	$—	$650	$—
Inflation Protection Fund	—	—	1,300

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The balances of the floating rate notes issued as of April 30, 2018 were $11,291,000 and $12,471,000 for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The average outstanding balances for the liability during the period ended April 30, 2018 were $13,434,000 and $12,471,000 at weighted average annual interest rates of 1.89% and 1.95% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2018, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Core Plus Bond Fund	$1,200	$—
Global Diversified Income Fund	6,613	3
High Yield Fund	14,800	—
High Yield Fund I	40	—

Short Sales. Global Diversified Income Fund and LargeCap Growth Fund I entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2018 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Fund of Funds directly correspond to the performance and risks of the underlying funds in which the Fund of Funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a Fund of Funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund of Funds and each of the underlying funds. The Manager is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of April 30, 2018, the Fund of Funds owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Fund	Shares Owned	Fund	Shares Owned
Core Plus Bond Fund	82.23%	International Emerging Markets Fund	34.17%
Diversified International Fund	34.26	LargeCap Growth Fund I	22.71
Equity Income Fund	37.05	LargeCap S&P 500 Index Fund	49.06
Global Diversified Income Fund	9.14	MidCap Fund	3.74
Global Real Estate Securities Fund	17.37	MidCap Value Fund III	73.53
Government & High Quality Bond Fund	55.47	Principal Government Money Market Fund	100.00
High Yield Fund	8.07	Real Estate Securities Fund	5.64
High Yield Fund I	19.99	Short-Term Income Fund	43.03
Income Fund	55.06	SmallCap Value Fund II	33.86
Inflation Protection Fund	48.61

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

Derivatives not accounted for	Asset Derivatives April 30, 2018		Fair	Liability Derivatives April 30, 2018	Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$94*	Payables, Net Assets Consist of Net unrealized	$114	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$1,416	Payables	$426
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$512*	Payables, Net Assets Consist of Net unrealized	$212	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,022		$752
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$124	Payables, Net Assets Consist of Net unrealized	$113
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$52	Payables	$4
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$37*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	213		$117
Global Diversified Income Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$17,670	Payables, Net Assets Consist of Net unrealized	$30,947
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$3,850	Payables	$5,114
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$625*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	22,145		$36,061
High Yield Fund
Foreign exchange contracts	Receivables		$91	Payables	$7

High Yield Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$156*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Inflation Protection Fund
Foreign exchange contracts	Receivables		$2,532	Payables	$103
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$9,539*	Payables, Net Assets Consist of Net unrealized	$7,325	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	12,071		$7,428
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$28*	Payables, Net Assets Consist of Net unrealized	$116	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$3,314	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$696*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$71	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$929	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(2,698)	$1,636
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	7	(1)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	(1,003)	801
	currency contracts /Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	5,395	(733)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$1,701	$1,703
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$24	$6
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	(277)	(19)
	currency contracts /Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	229	(69)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(24)	$(82)
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$216	$(179)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	(16,460)	5,966
	transactions and Options and swaptions /Net
	change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	1,409	(990)
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	8,654	(1,527)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(6,181)	$3,270
High Yield Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$138	$(316)
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
High Yield Fund I
Credit contracts	Net realized gain (loss) from Swap	$(3)	$133
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations

Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$(2,319)	$29
	transactions, Foreign currency contracts, and
	Options and swaptions/Net change in
	unrealized appreciation/(depreciation) of
	Investments, Foreign currency contracts, and
	Options and swaptions
Interest rate contracts	Net realized gain (loss) from Investment	5,272	(312)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net
	change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, Options and swaptions,
	and Swap agreements
	Total	$2,953	$(283)
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$1,145	$(531)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$10,784	$(8,115)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$9,676	$(66)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$161	$—
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$2,082	$(1,255)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$3,585	$(2,482)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended April 30, 2018:

Contract Type	Derivative Type	Average Notional (000's)

Core Plus Bond Fund
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	$76,418
Equity Contracts	Futures - Short	49
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	12,077
	Foreign Currency Contracts - Contracts to Deliver	32,487
Interest Rate Contracts	Futures - Long	79,606
	Futures - Short	161,117

Finisterre Unconstrained Emerging
Markets Bond Fund
Credit Contracts	Credit Default Swaps - Buy Protection	3,616
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	3,503
	Foreign Currency Contracts - Contracts to Deliver	5,914
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	3,627
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	1,392
	Futures - Short	4,042
	Interest Rate Swaps - Pay Floating Rate	6,304
	Interest Rate Swaps - Receive Floating Rate	7,948
	Total Return Swaps - Receive Floating Rate	1,953
Global Diversified Income Fund
Credit Contracts	Credit Default Swaps - Sell Protection	5,300
Equity Contracts	Purchased Options	1,346
	Written Options	7,753
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	318,642
	Foreign Currency Contracts - Contracts to Deliver	378,859
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	29,924
	Futures - Short	394,386
High Yield Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	268
	Foreign Currency Contracts - Contracts to Deliver	13,184
High Yield Fund I
Credit Contracts	Exchange Cleared Credit Default Swaps - Sell Protection	19,333
Inflation Protection Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	45,351
	Foreign Currency Contracts - Contracts to Deliver	203,544
	Purchased Options	57,882
	Written Options	31,728
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	393,514
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	258,013
	Futures - Long	181,081
	Futures - Short	377,495
	Interest Rate Swaps - Pay Floating Rate	12,462
	Interest Rate Swaps - Receive Floating Rate	55,379
	Purchased Interest Rate Swaptions	122,942
	Purchased Options	984
	Written Interest Rate Swaptions	281,472
	Written Options	493
International Fund I
Equity Contracts	Futures - Long	24,581
LargeCap Growth Fund I
Equity Contracts	Futures - Long	206,614
LargeCap S&P 500 Index Fund
Equity Contracts	Futures - Long	64,976
MidCap Value Fund III
Equity Contracts	Futures - Long	39,168

SmallCap Value Fund II
Equity Contracts	Futures - Long	58,385

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 for the period ended April 30, 2018 due to lack of exchange-traded valuation data:

SmallCap Value Fund II   $ 85,574

Below are transfers from Level 2 to Level 1 for the period ended April 30, 2018 due to the resumption of trading for previous thinly traded securities:

Core Plus Bond Fund	$3,748,283
Global Diversified Income Fund	749,657
SmallCap Value Fund II	202,348

The following is a summary of the inputs used as of April 30, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Investment Companies*	$58	$—	$—	$58
Municipal Bonds*	—	405,631	—	405,631
Total investments in securities $	58	$405,631	$—	$405,689

Core Plus Bond Fund
Bonds*	$—	$2,152,891	$2,249	$2,155,140
Common Stocks
Communications	—	—	—	—
Energy	1,734	1,374	—	3,108
Convertible Bonds*	—	38	—	38
Investment Companies*	163,342	—	—	163,342
Preferred Stocks
Communications	1,277	—	21	1,298
Consumer, Non-cyclical	—	—	546	546
Financial	3,178	—	—	3,178
Government	3,706	—	—	3,706
Utilities	1,322	—	—	1,322
Senior Floating Rate Interests*	—	70,569	—	70,569
U.S. Government & Government Agency Obligations*	—	959,336	—	959,336
Total investments in securities $	174,559	$3,184,208	$2,816	$3,361,583
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$94	$—	$94
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,416	$—	$1,416
Interest Rate Contracts**
Futures	$512	$—	$—	$512
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(114)	$—	$(114)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(426)	$—	$(426)
Interest Rate Contracts**
Futures	$(212)	$—	$—	$(212)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials	$155,596	$525,630	$—	$681,226
Communications	175,423	614,033	—	789,456
Consumer, Cyclical	339,843	2,015,488	—	2,355,331
Consumer, Non-cyclical	260,255	1,230,499	—	1,490,754
Diversified	2,278	44,772	—	47,050
Energy	291,219	810,222	—	1,101,441
Financial	684,939	2,681,565	—	3,366,504
Industrial	119,870	1,019,972	—	1,139,842
Technology	34,203	869,656	—	903,859
Utilities	—	181,339	—	181,339
Investment Companies*	436,186	—	—	436,186
Preferred Stocks	94,552	—	—	94,552
Total investments in securities $	2,594,364	$9,993,176	$—	$12,587,540

Equity Income Fund
Common Stocks*	$6,526,843	$—	$—	$6,526,843
Investment Companies*	93,186	—	—	93,186
Total investments in securities $	6,620,029	$—	$—	$6,620,029

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	$—	$23,181	$850	$24,031
Convertible Bonds*	—	1,200	—	1,200
U.S. Government & Government Agency Obligations*	—	1,490	—	1,490
Total investments in securities $	—	$25,871	$850	$26,721
Assets
Credit Contracts**
Credit Default Swaps	$—	$124	$—	$124
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$52	$—	$52
Interest Rate Contracts**
Futures	$17	$—	$—	$17
Total Return Swaps	—	20	—	20
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(113)	$—	$(113)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4)	$—	$(4)

Global Diversified Income Fund
Bonds*	$—	$6,387,622	$96,099	$6,483,721
Common Stocks
Basic Materials	32,354	103,529	29,641	165,524
Communications	143,741	10,805	—	154,546
Consumer, Cyclical	128,707	162,265	68	291,040
Consumer, Non-cyclical	155,928	239,268	—	395,196
Diversified	—	17,975	—	17,975
Energy	319,795	97,252	991	418,038
Financial	1,050,244	835,158	—	1,885,402
Industrial	181,971	173,103	—	355,074
Technology	104,114	24,905	—	129,019
Utilities	598,038	194,470	—	792,508
Convertible Bonds*	—	1,463	—	1,463
Convertible Preferred Stocks
Financial	5,310	—	—	5,310
Credit Linked Structured Notes*	—	—	3,119	3,119
Investment Companies*	213,606	—	—	213,606
Preferred Stocks
Communications	3,866	10,057	—	13,923
Consumer, Non-cyclical	—	1,154	—	1,154
Financial	30,770	11,736	—	42,506
Government	741	5,380	—	6,121
Utilities	11,585	492	—	12,077
Senior Floating Rate Interests*	—	595,968	35,794	631,762
U.S. Government & Government Agency Obligations*	—	95,282	—	95,282
Purchased Options	17,670	—	—	17,670
Total investments in securities $	2,998,440	$8,967,884	$165,712	$12,132,036

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Diversified Income Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,850	$—	$3,850
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$4	$—	$4
Futures	621	—	—	621
Liabilities
Equity Contracts**
Written Options	$(30,947)	$—	$—	$(30,947)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,114)	$—	$(5,114)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$65,032	$47,895	$—	$112,927
Diversified	—	14,130	—	14,130
Financial	1,310,289	1,347,337	—	2,657,626
Technology	33,966	—	—	33,966
Investment Companies*	41,666	—	—	41,666
Total investments in securities $	1,450,953	$1,409,362	$—	$2,860,315

Government & High Quality Bond Fund
Bonds*	$—	$442,272	$—	$442,272
Investment Companies*	18,280	—	—	18,280
U.S. Government & Government Agency Obligations*	—	1,037,923	—	1,037,923
Total investments in securities $	18,280	$1,480,195	$—	$1,498,475

High Yield Fund
Bonds*	$—	$2,888,648	$—	$2,888,648
Common Stocks
Communications	—	—	—	—
Energy	14,819	18,499	—	33,318
Convertible Bonds*	—	—	—	—
Investment Companies*	109,792	—	—	109,792
Preferred Stocks
Communications	—	—	373	373
Consumer, Non-cyclical	—	—	6,767	6,767
Senior Floating Rate Interests*	—	231,921	—	231,921
Total investments in securities $	124,611	$3,139,068	$7,140	$3,270,819
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$91	$—	$91
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(7)	$—	$(7)

High Yield Fund I
Bonds*	$—	$952,298	$12,810	$965,108
Common Stocks
Communications	—	—	—	—
Consumer, Cyclical	—	—	—	—
Energy	—	17	—	17
Industrial	—	—	—	—
Convertible Bonds*	—	524	—	524
Investment Companies*	17,236	—	—	17,236
Preferred Stocks
Communications	—	—	23	23
Senior Floating Rate Interests*	—	114,156	—	114,156
Total investments in securities $	17,236	$1,066,995	$12,833	$1,097,064
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$156	$—	$156

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Income Fund
Bonds*	$—	$1,933,074	$—	$1,933,074
Common Stocks
Energy	23,240	—	—	23,240
Financial	—	—	1	1
Industrial	—	—	24,961	24,961
Convertible Bonds*	—	18,739	—	18,739
Investment Companies*	62,931	—	—	62,931
Senior Floating Rate Interests*	—	20,171	—	20,171
U.S. Government & Government Agency Obligations*	—	1,046,556	—	1,046,556
Total investments in securities $	86,171	$3,018,540	$24,962	$3,129,673

Inflation Protection Fund
Bonds*	$—	$100,374	$—	$100,374
Investment Companies*	23,621	—	—	23,621
U.S. Government & Government Agency Obligations*	—	1,460,029	—	1,460,029
Purchased Interest Rate Swaptions	—	3,288	—	3,288
Purchased Options	—	94	—	94
Total investments in securities $	23,621	$1,563,785	$—	$1,587,406
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,438	$—	$2,438
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$4,286	$—	$4,286
Futures	537	—	—	537
Interest Rate Swaps	—	1,428	—	1,428
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(86)	$—	$(86)
Written Options	—	(17)	—	(17)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(3,134)	$—	$(3,134)
Futures	(511)	—	—	(511)
Interest Rate Swaptions	—	(3,680)	—	(3,680)

International Emerging Markets Fund
Common Stocks
Basic Materials	$20,460	$49,171	$—	$69,631
Communications	70,421	92,934	—	163,355
Consumer, Cyclical	31,022	104,106	—	135,128
Consumer, Non-cyclical	24,177	9,822	—	33,999
Diversified	325	5,331	—	5,656
Energy	3,833	105,491	—	109,324
Financial	34,791	211,893	—	246,684
Industrial	—	43,608	—	43,608
Technology	—	131,350	—	131,350
Utilities	—	7,252	—	7,252
Investment Companies*	13,907	—	—	13,907
Preferred Stocks	16,362	—	—	16,362
Total investments in securities $	215,298	$760,958	$—	$976,256

International Fund I
Common Stocks
Basic Materials	$5,208	$52,292	$—	$57,500
Communications	17,626	10,501	—	28,127
Consumer, Cyclical	3,288	94,637	—	97,925
Consumer, Non-cyclical	4,911	21,308	—	26,219
Energy	—	16,139	—	16,139
Financial	—	102,368	—	102,368
Industrial	—	78,165	—	78,165
Technology	7,179	49,201	—	56,380
Utilities	—	4,016	—	4,016
Investment Companies*	24,787	—	—	24,787
Total investments in securities $	62,999	$428,627	$—	$491,626
Assets
Equity Contracts**
Futures	$28	$—	$—	$28
Liabilities
Equity Contracts**
Futures	$(116)	$—	$—	$(116)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund
Common Stocks*		$619,862	$—	$—	$619,862
Investment Companies*		7,297	—	—	7,297
	Total investments in securities $	627,159	$—	$—	$627,159

LargeCap Growth Fund I
Common Stocks
Basic Materials		$115,681	$—	$—	$115,681
Communications		1,899,125	—	854	1,899,979
Consumer, Cyclical		569,552	—	—	569,552
Consumer, Non-cyclical		2,040,025	—	—	2,040,025
Energy		8,371	—	—	8,371
Financial		745,613	—	—	745,613
Industrial		846,512	—	—	846,512
Technology		1,530,482	—	—	1,530,482
Utilities		45,455	—	—	45,455
Convertible Preferred Stocks
Communications		5,100	—	29,938	35,038
Investment Companies*		231,394	—	—	231,394
Preferred Stocks
Communications		—	—	4,963	4,963
Technology		—	1,316	4,557	5,873
	Total investments in securities $	8,037,310	$1,316	$40,312	$8,078,938
Liabilities
Equity Contracts**
Futures		$(3,314)	$—	$—	$(3,314)

LargeCap S&P 500 Index Fund
Common Stocks*		$5,229,309	$—	$—	$5,229,309
Investment Companies*		97,403	—	—	97,403
	Total investments in securities $	5,326,712	$—	$—	$5,326,712
Assets
Equity Contracts**
Futures		$696	$—	$—	$696

LargeCap Value Fund
Common Stocks*		$295,785	$—	$—	$295,785
Investment Companies*		146	—	—	146
	Total investments in securities $	295,931	$—	$—	$295,931

MidCap Fund
Common Stocks*		$15,382,892	$—	$—	$15,382,892
Investment Companies*		1,223	—	—	1,223
	Total investments in securities $	15,384,115	$—	$—	$15,384,115

MidCap Value Fund III
Common Stocks*		$1,164,782	$—	$—	$1,164,782
Investment Companies*		25,767	—	—	25,767
	Total investments in securities $	1,190,549	$—	$—	$1,190,549
Liabilities
Equity Contracts**
Futures		$(71)	$—	$—	$(71)

Money Market Fund
Bonds*		$—	$25,904	$—	$25,904
Commercial Paper*		—	367,208	—	367,208
Investment Companies*		18,920	—	—	18,920
Municipal Bonds*		—	39,279	—	39,279
Repurchase Agreements*		—	32,000	—	32,000
	Total investments in securities $	18,920	$464,391	$—	$483,311

Principal Capital Appreciation Fund
Common Stocks*		$1,761,174	$—	$—	$1,761,174
Investment Companies*		26,938	—	—	26,938
	Total investments in securities $	1,788,112	$—	$—	$1,788,112

Real Estate Securities Fund
Common Stocks*		$3,479,210	$—	$—	$3,479,210
Investment Companies*		75,491	—	—	75,491
	Total investments in securities $	3,554,701	$—	$—	$3,554,701

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Short-Term Income Fund***
Bonds*		$—	$4,167,666	$8,750	$4,176,416
Investment Companies*		13,969	—	—	13,969
U.S. Government & Government Agency Obligations*		—	35,186	—	35,186
	Total investments in securities $	13,969	$4,202,852	$8,750	$4,225,571

***Investments valued at $45,917 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

SmallCap Fund
Common Stocks*		$620,408	$—	$—	$620,408
Investment Companies*		7,323	—	—	7,323
	Total investments in securities $	627,731	$—	$—	$627,731

SmallCap Value Fund II
Common Stocks
Basic Materials		$44,983	$—	$—	$44,983
Communications		42,249	—	3	42,252
Consumer, Cyclical		137,384	—	—	137,384
Consumer, Non-cyclical		136,426	25	—	136,451
Diversified		37	—	—	37
Energy		91,767	—	—	91,767
Financial		350,866	151	—	351,017
Government		184	—	—	184
Industrial		177,652	4	—	177,656
Technology		82,148	—	—	82,148
Utilities		28,355	—	—	28,355
Investment Companies*		60,357	—	—	60,357
Preferred Stocks		24	—	—	24
	Total investments in securities $	1,152,432	$180	$3	$1,152,615
Liabilities
Equity Contracts**
Futures		$(929)	$—	$—	$(929)

Tax-Exempt Bond Fund
Municipal Bonds*		$—	$354,300	$—	$354,300
	Total investments in securities $	—	$354,300	$—	$354,300

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
		as of April		Unobservable
Fund	Asset Type	30, 2018	Valuation Technique	Input	Input Values(s)
Finisterre
Unconstrained
Emerging Markets Bond
Fund	Bonds	$850	Third Party Vendor	Broker Quote	$99.96

Global Diversified
Income Fund	Bonds	96,099	Benchmark Pricing	Base Price	0.00 – 103.41
	Common Stocks	29,830	Benchmark Pricing	Base Price	0.00 – 298,508.00
			Indicative Market
	Common Stocks	870	Quotations	Broker Quote	0.90 – 6.10
	Credit Linked Structured		Indicative Market
	Notes	3,119	Quotations	Broker Quote	76.20
	Senior Floating Rate
	Interests	35,794	Benchmark Pricing	Base Price	101.00
		165,712

High Yield Fund I	Bonds	12,810	Benchmark Pricing	Base Price	100.00
			Indicative Market
	Preferred Stocks	23	Quotations	Broker Quote	1.25
		12,833

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

4.	Fair Valuation (Continued)

			Fair Value
			as of April		Unobservable
Fund		Asset Type	30, 2018	Valuation Technique	Input	Input Values(s)
Short-Term Income
Fund	Bonds		8,750	Third Party Vendor	Broker Quote	100.00

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
			and Change							Appreciation/
	Value	Realized	in		Proceeds	Transfers			Value	(Depreciation) on
	October 31,	Gain/	Unrealized		from	into Level		Transfers Out of	April 30,	Investments Held at April
Fund	2017	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2018	30, 2018

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds	$—	$—	$7	$843	$—	$—		$—	$850	$5
Total	$—	$—	$7	$843	$—	$—		$—	$850	$5

Global Diversified Income Fund
Bonds	$61,523	$—	$1,166	$539	$—	$74,364		$(41,493)	$96,099	$(2,670)
Common Stocks
Basic Materials	1,516	—	13,215	14,910	—	—		—	29,641	13,215
Consumer,	68	—	—	—	—	—		—	68	—
Cyclical
Energy	189	—	—	—	—	802		—	991	55
Technology	8,743	—	—	—	—	—		(8,743)	—	—
Credit Linked	3,134	(6)	196	—	(205)	—		—	3,119	155
Structured Notes
Senior Floating	—	—	—	—	—	35,794		—	35,794	(697)
Rate Interests
Total	$75,173	$(6)	$14,577	$15,449	$(205)	$110,960		$(50,236)	$165,712	$10,058

High Yield Fund I
Bonds	$—	$87	$62	$12,748	$(87)	$—		$—	$12,810	$62
Common Stocks
Communications	6	—	—	—	—	—		(6)	—	—
Preferred Stock
Communications	63	—	(40)	—	—	—		—	23	(40)
Total	$69	$87	$22	$12,748	$(87)	$—		$(6)	$12,833	$22

Short-Term Income Fund
Bonds	$45,917	$—	$—	$8,750	$—	$—		$(45,917)	$8,750	$—
Total	$45,917	$—	$—	$8,750	$—	$—		$(45,917)	$8,750	$—

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First	Next	Next	Over
	$500 million	$500 million	$500 million	$1.5 billion
Finisterre Unconstrained Emerging Markets Bond Fund	1.02%	1.00%	.98%	.97%
MidCap Value Fund III	.65	.63	.61	.60
SmallCap Fund	.75	.73	.71	.70
Tax-Exempt Bond Fund	.45	.43	.41	.40

								Net Assets of Fund
		Net Assets of Fund (in billions)						(in billions)
		First $1	Over $1					First $2	Over $2
California Municipal Fund		.45%		.40%	Government & High Quality Bond Fund			.50%	.45%

	Net Assets of Fund (in millions)						Net Assets of Fund
							First	Next
	First	Next	Over				$500	$500	Over $1
	$200	$300	$500				million	million	billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund			.625%	.50%	.375%

	Net Assets of Fund (in millions)						Net Assets of Fund (in billions)
	First		Over
	$250		$250				First $2	Next $1	Over $3
High Yield Fund	.625%		.50%	Income Fund			.50%	.44%	.43%

			Net Assets of Fund
		First	Next	Next	Next	Next $1	Over $3
		$500 million	$500 million	$500 million	$500 million	billion	billion
Core Plus Bond Fund		.55%	.53%	.51%	.50%	.48%	.45%
Global Diversified Income Fund		.80	.78	.76	.75	.73	.70
Global Real Estate Securities Fund		.90	.88	.86	.85	.84	.83
High Yield Fund I		.65	.63	.61	.60	.59	.58
Inflation Protection Fund		.40	.38	.36	.35	.34	.33
International Emerging Markets Fund		1.20	1.18	1.16	1.15	1.14	1.13
International Fund I		.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I		.66	.64	.62	.61	.60	.59
LargeCap Value Fund		.45	.43	.41	.40	.39	.38
Money Market Fund		.40	.39	.38	.37	.36	.35
Real Estate Securities Fund		.85	.83	.81	.80	.79	.78
SmallCap Value Fund II		1.00	.98	.96	.95	.94	.93

				Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Next $7	Over $10
	million	million	million	million	billion	billion	billion
Diversified International Fund	.90%	.88%	.86%	.85%	.83%	.80%	.79%

				Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Next $9.5	Over $12.5
	million	million	million	million	billion	billion	billion
MidCap Fund	.65%	.63%	.61%	.60%	.59%	.58%	.57%

			Net Assets of Fund
			Next
	$	First 500	$500	Next $1	Next $1	Over $3
		million	million	billion	billion	billion
LargeCap Growth Fund		.68%	.65%	.62%	.58%	.55%

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Fund (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund	.60%	.55%	.50%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class T, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

				Period from November 1, 2017 through April 30, 2018
	Class A		Class C	Class J	Class T	Institutional		Expiration
California Municipal Fund	N/A		N/A	N/A	N/A	.51%		February 28, 2019
Core Plus Bond Fund	.88%		1.75%	N/A	N/A	N/A		February 28, 2019
Diversified International Fund	N/A		2.08	N/A	N/A	.85		February 28, 2019
Equity Income Fund	N/A		N/A	N/A	N/A	.52		February 28, 2019
Finisterre Unconstrained Emerging Markets								February 28, 2019
Bond Fund	1.47		N/A	N/A	N/A	1.12
Global Diversified Income Fund	N/A		N/A	N/A	1.08%	.75		February 28, 2019
Global Real Estate Securities Fund	N/A		2.20	N/A	N/A	.94		February 28, 2019
Government & High Quality Bond Fund	.88		1.63	N/A	N/A	.53		February 28, 2019
High Yield Fund	N/A		N/A	N/A	.90	.61		February 28, 2019
High Yield Fund I	1.05		N/A	N/A	N/A	N/A		February 28, 2019
Income Fund	N/A		N/A	N/A	N/A	.58		February 28, 2019
Inflation Protection Fund	.90		1.65	1.15%#	N/A	N/A		February 28, 2019
International Emerging Markets Fund	1.61		2.66	1.52	N/A	1.29	^	February 28, 2019
International Fund I	1.45		N/A	N/A	N/A	1.00		February 28, 2019
LargeCap Growth Fund	N/A		N/A	N/A	N/A	.68		February 28, 2019
LargeCap Growth Fund I	1.25	^^	N/A	N/A	N/A	.66	^^^	February 28, 2019
LargeCap S&P 500 Index Fund	N/A		1.30	N/A	N/A	N/A		February 28, 2019
LargeCap Value Fund	N/A		1.70	N/A	N/A	.43		February 28, 2019
MidCap Fund	N/A		N/A	N/A	N/A	.70		February 28, 2019
MidCap Value Fund III	1.30		N/A	N/A	N/A	.75		February 28, 2019
Money Market Fund	0.50	*	N/A	0.65*	N/A	N/A		February 28, 2019
Principal Capital Appreciation Fund	N/A		N/A	N/A	N/A	.47		February 28, 2019
Real Estate Securities Fund	N/A		N/A	N/A	N/A	.91		February 28, 2019
Short-Term Income Portfolio	N/A		N/A	N/A	.79	.43		February 28, 2019
SmallCap Fund	N/A		2.08	N/A	N/A	.80	***	February 28, 2019
SmallCap Value Fund II	1.45		N/A	N/A	N/A	.99	**	February 28, 2019
Tax-Exempt Bond Fund	N/A		1.60	N/A	N/A	.52		February 28, 2019

*	Period from January 1, 2018 to April 30, 2018.
**	Prior to March 1, 2018, the contractual expense limit was 1.01%.
***	Contractual expense limit will increase to .85 on July 1, 2018.
^	Prior to March 1, 2018, the contractual expense limit was 1.34%.
^^	Contractual expense limit expires June 30, 2018.
^^^	Contractual expense limit will increase to .69 on July 1, 2018.
#	Contractual expense limit expired February 28, 2018.

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2017 through April 30, 2018
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2019
Short-Term Income Fund	1.30	1.18	.99	.79	.68	February 28, 2019

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Core Plus Bond Fund	.060%		February 28, 2019
Global Diversified Income Fund	.010		February 28, 2019
LargeCap Growth Fund I	.016		February 28, 2019
MidCap Value Fund III	.014		February 28, 2019
SmallCap Value Fund II	.040	^	February 28, 2019	^Prior to January 1, 2018, the contractual limit was .03%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:

	Period from November 1, 2017 through April 30, 2018
	R-6	Expiration
Global Diversified Income Fund	.02%	February 28, 2019
Global Real Estate Securities Fund	.02	February 28, 2019
High Yield Fund	.02	February 28, 2019
Income Fund	.01	February 28, 2019
International Emerging Markets Fund	.02	February 28, 2019
International Fund I	.02	February 28, 2019
LargeCap Growth Fund I	.02	February 28, 2019
MidCap Fund	.02	February 28, 2019
MidCap Value Fund III	.02	February 28, 2019
Real Estate Securities Fund	.02	February 28, 2019
SmallCap Fund	.02	February 28, 2019
SmallCap Value Fund II	.02	February 28, 2019

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution Fees. The Class A, Class C, Class J, Class T, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, Class T, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2019.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The Distributor also retains sales charges on sales of Class T shares based on declining rates which begin at 2.50% for Global Diversified Income Fund, High Yield Fund, and Short-Term Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2018, were as follows (amounts in thousands):

	Class A	Class C	Class J
California Municipal Fund	$22	$2	N/A
Core Plus Bond Fund	18	–	$1
Diversified International Fund	83	1	5
Equity Income Fund	139	3	N/A
Finisterre Unconstrained Emerging Markets Bond Fund	2	N/A	N/A
Global Diversified Income Fund	372	52	N/A
Global Real Estate Securities Fund	25	–	N/A
Government & High Quality Bond Fund	48	2	2
High Yield Fund	60	6	N/A
High Yield Fund I	8	N/A	N/A
Income Fund	66	3	3
Inflation Protection Fund	2	–	1
International Emerging Markets Fund	68	1	3
International Fund I	17	N/A	N/A
LargeCap Growth Fund	78	–	–
LargeCap Growth Fund I	35	N/A	2
LargeCap S&P 500 Index Fund	141	2	18
LargeCap Value Fund	44	–	–
MidCap Fund	136	2	1
MidCap Value Fund III	62	N/A	1
Money Market Fund	3	1	21
Principal Capital Appreciation Fund	137	2	N/A
Real Estate Securities Fund	72	3	3
Short-Term Income Fund	160	7	14
SmallCap Fund	88	2	1
SmallCap Value Fund II	13	N/A	–
Tax-Exempt Bond Fund	45	1	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2018, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Class P		Class J Institutional R-1			R-2	R-3	R-4	R-5	R-6
California Municipal Fund	–	N/A	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A
Core Plus Bond Fund	–	N/A	–	2,019	–	–	–	–	–	N/A
Diversified International Fund	–	–	–	520,070	–	–	–	–	–	N/A
Equity Income Fund	–	–	N/A	62,902	–	–	–	–	–	N/A
Finisterre Unconstrained Emerging Markets
Bond Fund	10	N/A	N/A	2,608	N/A	N/A	N/A	N/A	N/A	N/A
Global Diversified Income Fund	–	–	N/A	41	N/A	N/A	N/A	N/A	N/A	88,594
Global Real Estate Securities Fund	–	–	N/A	474	N/A	N/A	–	1	1	5,003
Government & High Quality Bond Fund	–	–	–	25	–	–	–	–	–	N/A
High Yield Fund	–	–	N/A	571	N/A	N/A	N/A	N/A	N/A	20,157
High Yield Fund I	–	N/A	N/A	78,326	N/A	N/A	N/A	N/A	N/A	N/A
Income Fund	–	–	–	96	–	–	–	–	–	49,242
Inflation Protection Fund	–	N/A	–	81,000	–	–	–	–	–	N/A
International Emerging Markets Fund	–	–	–	32	–	–	–	–	–	7,645
International Fund I	–	N/A	N/A	–	–	–	–	–	–	16,566
LargeCap Growth Fund	–	–	–	–	–	–	–	–	–	N/A
LargeCap Growth Fund I	–	N/A	–	–	–	–	–	–	–	205,720
LargeCap S&P 500 Index Fund	–	N/A	–	6,111	–	–	–	–	–	N/A
LargeCap Value Fund	–	N/A	–	–	–	–	–	–	–	N/A
MidCap Fund	–	–	–	248	–	–	–	–	–	—
MidCap Value Fund III	–	N/A	–	–	–	–	–	–	–	—
Money Market Fund	–	N/A	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Principal Capital Appreciation Fund	–	–	N/A	8,409	–	–	–	–	–	N/A
Real Estate Securities Fund	–	–	–	150	–	–	–	–	–	30,677
Short-Term Income Fund	–	–	–	95,807	–	–	–	–	–	N/A
SmallCap Fund	–	N/A	–	83	–	–	–	–	–	389
SmallCap Value Fund II	–	N/A	–	–	–	–	–	–	–	37,243
Tax-Exempt Bond Fund	–	N/A	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $2,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2018.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

6. Investment Transactions

For the period ended April 30, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
California Municipal Fund	$114,323	$119,777
Core Plus Bond Fund	1,442,380	1,679,372
Diversified International Fund	3,250,307	3,187,711
Equity Income Fund	526,402	601,828
Finisterre Unconstrained Emerging
Markets Bond Fund	51,134	48,465
Global Diversified Income Fund	6,597,532	6,399,913
Global Real Estate Securities Fund	606,028	150,474
Government & High Quality Bond Fund	171,616	145,499
High Yield Fund	817,785	931,486
High Yield Fund I	341,803	358,872
Income Fund	119,170	199,042
Inflation Protection Fund	28,583	30,252
International Emerging Markets Fund	461,518	492,375
International Fund I	167,060	134,478
LargeCap Growth Fund	313,735	954,386
LargeCap Growth Fund I	1,402,301	1,907,270
LargeCap S&P 500 Index Fund	88,605	384,636
LargeCap Value Fund	339,147	1,819,324
MidCap Fund	1,343,185	1,351,095
MidCap Value Fund III	492,896	586,815
Money Market Fund	—	—
Principal Capital Appreciation Fund	410,697	1,204,756
Real Estate Securities Fund	283,410	425,865
Short-Term Income Fund	1,032,802	902,948
SmallCap Fund	140,432	172,738
SmallCap Value Fund II	246,846	335,622
Tax-Exempt Bond Fund	130,855	119,257

In addition, Global Diversified Income Fund had $170,677,000 of covers on securities sold short and $167,059,000 of securities sold short.

For the period ended April 30, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Core Plus Bond Fund	$736,124	$704,321
Global Diversified Income Fund	386,471	462,905
Government & High Quality Bond Fund	12,096	13,095
Income Fund	44,622	–
Inflation Protection Fund	846,297	836,157
Short-Term Income Fund	4,859	52,501

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2018 and October 31, 2017 were as follows (amounts in thousands):

							Long-Term
		Ordinary Income		Tax-Exempt Income			Capital Gain			Return of Capital		Section 1250 Gain
		2018	2017	2018	2017	*	2018	2017	^	2018	2017	2018	2017	**
California Municipal Fund	$	— $	107	$6,602	$12,943	$	— $	— $		— $	— $	— $	—
Core Plus Bond Fund		54,547	109,280	—	—		—	—		—	—	—	—
Diversified International Fund		217,968	131,799	—	—		—	—		—	—	—	—
Equity Income Fund		82,697	114,149	—	—		301,685	105,300		—	—	—	—
Finisterre Unconstrained Emerging Markets
Bond Fund		1,169	1,415	—	—		89	20		—	—	—	—
Global Diversified Income Fund		278,402	595,621	—	—		—	—		—	—	—	—
Global Real Estate Securities Fund		55,994	57,131	—	—		38,451	5,834		—	—	—	—
Government & High Quality Bond Fund		21,340	55,320	—	—		—	—		—	—	—	—
High Yield Fund		92,060	183,860	—	—		—	—		—	—	—	—
High Yield Fund I		34,228	56,387	—	—		—	—		—	—	—	—
Income Fund		53,544	104,840	—	—		—	—		—	—	—	—
Inflation Protection Fund		31,991	12,976	—	—		—	—		—	—	—	—
International Emerging Markets Fund		11,083	11,228	—	—		—	—		—	—	—	—
International Fund I		4,941	3,700	—	—		—	—		—	—	—	—
LargeCap Growth Fund		33,442	8,491	—	—		126,473	237,379		—	—	—	—
LargeCap Growth Fund I		46,194	5,087	—	—		489,789	292,430		—	—	—	—
LargeCap S&P 500 Index Fund		95,324	94,362	—	—		282,535	64,057		—	—	—	—
LargeCap Value Fund		96,277	49,601	—	—		126,147	48,083		—	—	—	—
MidCap Fund		6,793	26,981	—	—		499,363	260,853		—	—	—	—
MidCap Value Fund III		44,912	19,450	—	—		53,529	5,583		—	—	—	—
Money Market Fund		2,488	3,362	—	—		—	—		—	240	—	—
Principal Capital Appreciation Fund		26,468	31,633	—	—		139,907	213,873		—	—	—	—
Real Estate Securities Fund		38,674	49,616	—	—		62,563	85,028		—	—	5,952	2,126
Short-Term Income Fund		42,587	74,281	—	—		—	—		—	—	—	—
SmallCap Fund		8,544	3,209	—	—		43,013	11,869		—	—	—	—
SmallCap Value Fund II		34,197	11,299	—	—		40,680	66,881		—	—	—	—
Tax-Exempt Bond Fund		—	35	6,348	13,284		—	—		—	—	—	—

*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2017, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

								Total
	Undistributed	Undistributed	Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term		Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains		Losses	(Depreciation)	Differences*	(Deficit)
California Municipal Fund	$—	$169	$—		$(13,926)	$14,926	$—	$1,169
Core Plus Bond Fund	6,288	—	—		(25,571)	27,452	615	8,784
Diversified International Fund	201,636	—	—		—	2,325,902	—	2,527,538
Equity Income Fund	32,995	—	301,674		—	2,480,874	—	2,815,543
Finisterre Unconstrained Emerging Markets
Bond Fund	830	—	89		—	275	(11)	1,183
Global Diversified Income Fund	9,477	—	—		(63,650)	223,615	(698)	168,744
Global Real Estate Securities Fund	34,002	—	38,438		(118)	106,978	—	179,300
Government & High Quality Bond Fund	96	—	—		(26,312)	(52,898)	—	(79,114)
High Yield Fund	5,935	—	—		(113,025)	59,059	(4,602)	(52,633)
High Yield Fund I	892	—	—		(34,522)	2,531	(233)	(31,332)
Income Fund	1,330	—	—		(65,066)	76,526	560	13,350
Inflation Protection Fund	25,278	—	—		(24,815)	(12,915)	(6,428)	(18,880)
International Emerging Markets Fund	10,655	—	—		(55,478)	219,045	—	174,222
International Fund I	4,712	—	—		(9,782)	110,349	—	105,279
LargeCap Growth Fund	33,313	—	199,319		—	287,231	—	519,863
LargeCap Growth Fund I	43,318	—	489,787		—	2,508,588	—	3,041,693
LargeCap S&P 500 Index Fund	74,491	—	282,510		—	2,311,570	—	2,668,571
LargeCap Value Fund	90,642	—	126,143		—	195,823	—	412,608
MidCap Fund	—	—	499,323		—	4,863,155	—	5,362,478
MidCap Value Fund III	39,820	—	53,529		—	173,657	—	267,006
Principal Capital Appreciation Fund	21,722	—	139,904		—	1,249,342	—	1,410,968
Real Estate Securities Fund	12,074	—	75,005	^	—	703,483	—	790,562
Short-Term Income Fund	910	—	—		—	5,281	(360)	5,831
SmallCap Fund	8,175	—	43,012		—	141,958	—	193,145
SmallCap Value Fund II	31,458	—	40,675		—	191,102	—	263,235
Tax-Exempt Bond Fund	—	166	—		(11,035)	10,249	—	(620)

*Represents book-to-tax accounting differences.

^ Undistributed Long-Term Capital Gain reported includes $5,952,000 of undistributed Section 1250 Capital Gains.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2017, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:			No Expiration
	2018	2019	Short-Term Long-Term			Total
California Municipal Fund	$3,189	$6,663	$4,074	$	—$	13,926
Core Plus Bond Fund	—	20,017	5,554		—	25,571
Global Diversified Income Fund	—	—	—		63,650	63,650
Global Real Estate Securities Fund	118	—	—		—	118
Government & High Quality Bond Fund	—	—	2,773		23,539	26,312
High Yield Fund	—	—	—		113,025	113,025
High Yield Fund I	—	—	—		34,522	34,522
Income Fund	8,587	13,420	899		42,161	65,067
Inflation Protection Fund	—	—	5,533		19,283	24,816
International Emerging Markets Fund	—	—	55,476		—	55,476
International Fund I	—	—	9,782		—	9,782
Tax-Exempt Bond Fund	3,432	2,371	5,231		—	11,034

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards with expiration years listed in the table above.

As of October 31, 2017, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$21,987	$631
Core Plus Bond Fund	104,898	9,019
Diversified International Fund	299,307	223,609
Global Diversified Income Fund	—	189,999
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	2,385	—
High Yield Fund I	—	20,284
Income Fund	11,616	—
Inflation Protection Fund	—	2,230
International Emerging Markets Fund	68,739	100,223
International Fund I	272,451	29,005
Money Market Fund	2,938	31
Short-Term Income Fund	13,462	2,085
Tax-Exempt Bond Fund	8,745	—

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2017, the Funds do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2017, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
California Municipal Fund	$(388)	$22,375	$(21,987)
Core Plus Bond Fund	2,364	102,534	(104,898)
Diversified International Fund	(1,509)	300,816	(299,307)
Equity Income Fund	(5,284)	(18,288)	23,572
Finisterre Unconstrained Emerging Markets Bond Fund	66	(68)	2
Global Diversified Income Fund	(61,761)	61,761	—
Global Real Estate Securities Fund	35,535	(107,898)	72,363
Government & High Quality Bond Fund	8,069	(5,684)	(2,385)
High Yield Fund	3,486	(3,486)	—
High Yield Fund I	344	(344)	—
Income Fund	9,520	2,096	(11,616)
Inflation Protection Fund	1,646	(3,039)	1,393
International Emerging Markets Fund	531	68,208	(68,739)
International Fund I	(300)	272,751	(272,451)
LargeCap Growth Fund	(767)	(133,941)	134,708
LargeCap Growth Fund I	(73)	(373,185)	373,258
LargeCap S&P 500 Index Fund	1,043	(37,408)	36,365
LargeCap Value Fund	—	(50,210)	50,210
MidCap Fund	42,662	(176,251)	133,589
MidCap Value Fund III	(66)	(63,165)	63,231
Money Market Fund	31	2,938	(2,969)
Principal Capital Appreciation Fund	(807)	(27,104)	27,911
Real Estate Securities Fund	14,333	(14,333)	—
Short-Term Income Fund	1	13,461	(13,462)
SmallCap Fund	3,587	(12,697)	9,110
SmallCap Value Fund II	773	(77,095)	76,322
Tax-Exempt Bond Fund	(545)	9,289	(8,744)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
California Municipal Fund*	$11,248	$(4,017)	$7,231	$387,166
Core Plus Bond Fund	18,242	(99,063)	(80,821)	3,441,039
Diversified International Fund	2,330,864	(278,075)	2,052,789	10,532,903
Equity Income Fund	2,538,616	(81,011)	2,457,605	4,162,424
Finisterre Unconstrained Emerging Markets Bond Fund	236	(402)	(166)	26,959
Global Diversified Income Fund	471,951	(585,110)	(113,159)	12,213,559
Global Real Estate Securities Fund	295,410	(132,614)	162,796	2,697,519
Government & High Quality Bond Fund	12,512	(81,918)	(69,406)	1,567,881
High Yield Fund	78,765	(140,929)	(62,164)	3,333,067
High Yield Fund I	9,479	(36,309)	(26,830)	1,125,449
Income Fund	76,843	(82,268)	(5,425)	3,135,098
Inflation Protection Fund	10,282	(38,015)	(27,733)	1,613,820
International Emerging Markets Fund	187,228	(25,724)	161,504	813,583
International Fund I	109,656	(11,759)	97,897	393,641
LargeCap Growth Fund	123,577	(9,198)	114,379	512,780
LargeCap Growth Fund I	2,772,607	(135,121)	2,637,486	5,438,138
LargeCap S&P 500 Index Fund	2,439,317	(171,055)	2,268,262	3,059,146
LargeCap Value Fund	32,009	(9,646)	22,363	273,568
MidCap Fund	4,913,973	(283,966)	4,630,007	10,754,108
MidCap Value Fund III	151,149	(51,507)	99,642	1,090,836
Money Market Fund	—	—	—	483,311
Principal Capital Appreciation Fund	834,489	(16,839)	817,650	970,462
Real Estate Securities Fund	742,901	(148,182)	594,719	2,959,982
Short-Term Income Fund	16,739	(60,675)	(43,936)	4,269,507
SmallCap Fund	160,492	(23,367)	137,125	490,606
SmallCap Value Fund II	220,526	(78,975)	141,551	1,010,135
Tax-Exempt Bond Fund*	9,549	(5,678)	3,871	337,956

* The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments California Municipal Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.02%	Shares Held	Value (000's)			Principal
Exchange Traded Funds - 0.02%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
iShares California Muni Bond ETF	1,000	$58		California (continued)
				California State University (credit support
TOTAL INVESTMENT COMPANIES		$58		from AGM) (continued)
	Principal			5.00%, 11/1/2039(a)	$55	$55
MUNICIPAL BONDS - 100.79%	Amount (000's)	Value (000's)		California Statewide Communities
California - 100.13%				Development Authority
Abag Finance Authority for Nonprofit Corps				4.00%, 2/1/2022	830	862
5.00%, 8/1/2043	$1,500	$1,635		4.00%, 2/1/2025	940	982
Alameda Community Improvement				4.00%, 7/1/2048(e)	3,495	3,477
Commission Successor Agency (credit				5.00%, 10/1/2028	1,875	2,109
support from BAM)				5.00%, 2/1/2030	2,000	2,222
5.00%, 9/1/2031(a)	1,000	1,119		5.00%, 11/1/2032(c)	1,135	1,237
Alameda Corridor Transportation Authority				5.00%, 12/1/2036(c)	5,000	5,310
5.00%, 10/1/2034	8,805	9,787		5.00%, 5/15/2040	3,500	3,852
5.00%, 10/1/2036	4,250	4,701		5.00%, 12/1/2041(c)	1,000	1,056
Alameda Unified School District-Alameda				5.00%, 10/1/2046	4,000	4,352
County/CA				5.25%, 12/1/2034	3,500	3,787
5.00%, 8/1/2032	1,795	2,062		7.25%, 11/15/2041(c)	1,500	1,609
Alum Rock Union Elementary School				California Statewide Communities
District				Development Authority (credit support from
5.25%, 8/1/2043	1,000	1,090		CA MTG INS)
Anaheim Public Financing Authority				6.25%, 8/15/2028(a)	2,250	2,279
5.25%, 10/1/2034	1,000	1,032		California Statewide Communities
Bay Area Toll Authority				Development Authority (credit support from
5.13%, 4/1/2039	3,000	3,094		FHA INS)
California Educational Facilities Authority				6.25%, 8/1/2024(a)	780	820
5.00%, 10/1/2036	1,000	1,140		California Statewide Financing Authority
5.00%, 10/1/2038(b)	900	912		6.00%, 5/1/2043	2,050	2,050
5.00%, 1/1/2039(b)	2,036	2,081		6.00%, 5/1/2043	1,550	1,550
5.00%, 10/1/2045	1,000	1,127		Chino Valley Unified School District
5.25%, 10/1/2039(b)	6,500	6,596		5.25%, 8/1/2047	2,900	3,375
5.38%, 4/1/2034	1,000	1,065		City of Alhambra CA (credit support from
California Health Facilities Financing				NATL)
Authority				6.13%, 9/2/2018(a)	605	612
5.00%, 8/15/2031	2,700	3,145		City of Atwater CA Wastewater
5.00%, 8/15/2033	1,750	2,015		Revenue (credit support from AGM)
5.00%, 8/15/2034	2,000	2,290		5.00%, 5/1/2043(a)	1,000	1,119
5.00%, 2/1/2035	2,000	2,208		City of Compton CA Water Revenue
5.00%, 11/15/2046 (b)	4,504	4,983		6.00%, 8/1/2039	1,250	1,289
5.00%, 8/15/2047	1,000	1,099		City of Irvine CA
5.00%, 11/15/2048	2,785	3,126		5.00%, 9/1/2049	1,000	1,065
5.75%, 9/1/2039	2,000	2,101		City of Los Angeles CA Wastewater System
6.00%, 7/1/2039	2,000	2,096		Revenue
6.50%, 10/1/2038	985	1,004		5.00%, 6/1/2034	2,000	2,289
California Health Facilities Financing				City of Los Angeles Department of Airports
Authority (credit support from CA MTG INS)				5.00%, 5/15/2026	1,000	1,149
5.00%, 7/1/2035(a)	1,000	1,125		5.00%, 5/15/2036	1,500	1,670
California Infrastructure & Economic				5.00%, 5/15/2042	1,200	1,334
Development Bank (credit support from				5.00%, 5/15/2047	3,500	3,909
NATL ST INTERCEPT)				5.13%, 5/15/2033	1,230	1,232
5.00%, 8/15/2018(a)	500	501		City of Riverside CA Sewer Revenue
California Municipal Finance Authority				5.00%, 8/1/2040	4,000	4,440
5.25%, 11/1/2036	4,000	4,372		City of San Francisco CA Public Utilities
California Pollution Control Financing				Commission Water Revenue
Authority				5.00%, 11/1/2034	1,800	2,093
3.00%, 11/1/2025	9,425	9,369		5.00%, 11/1/2036	2,010	2,200
4.30%, 7/1/2040	3,400	3,551		City of Vernon CA Electric System Revenue
5.00%, 7/1/2030(c)	2,000	2,151		5.13%, 8/1/2021	350	361
5.00%, 7/1/2037(c)	9,250	9,838		5.13%, 8/1/2021	1,070	1,109
California Public Finance Authority				Coachella Valley Unified School
1.31%, 8/1/2052(d)	5,250	5,250		District/CA (credit support from AGM)
5.00%, 7/1/2047(c)	1,000	1,053		0.00%, 8/1/2039(a),(f)	4,000	1,703
California School Finance Authority				Compton Public Finance Authority
5.00%, 7/1/2035(c)	1,925	2,089		4.50%, 9/1/2032(c)	8,000	8,194
5.00%, 8/1/2036(c)	1,170	1,259		County of Sacramento CA Airport System
California State Public Works Board				Revenue
5.00%, 11/1/2037	1,375	1,514		5.00%, 7/1/2028(e)	1,000	1,208
5.00%, 10/1/2039	4,500	4,983		5.00%, 7/1/2036	1,350	1,526
California State University				Dinuba Financing Authority
5.00%, 11/1/2037	2,000	2,315		5.38%, 9/1/2038	1,000	1,002
5.25%, 11/1/2038	2,000	2,070		Dinuba Redevelopment Agency (credit
California State University (credit support				support from BAM)
from AGM)				5.00%, 9/1/2033(a)	2,000	2,218
5.00%, 11/1/2039(a)	945	945
See accompanying notes.			85

Schedule of Investments
California Municipal Fund
April 30, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
East Bay Municipal Utility District Water				Norman Y Mineta San Jose International
System Revenue				Airport SJC
3.00%, 6/1/2037	$10	$9		5.00%, 3/1/2041	$6,000	$6,683
5.00%, 6/1/2036	1,000	1,065		5.00%, 3/1/2047	1,500	1,693
El Monte Union High School District (credit				Oakland Unified School District/Alameda
support from AGC)				County
5.50%, 6/1/2034(a)	2,000	2,080		5.00%, 8/1/2040	3,400	3,800
Escondido Union High School District				Palomar Health
0.00%, 8/1/2041(f)	1,000	383		5.00%, 11/1/2036	3,000	3,250
Foothill-De Anza Community College				5.00%, 11/1/2039	2,000	2,144
District				Pittsburg Successor Agency Redevelopment
5.00%, 8/1/2040	1,500	1,645		Agency (credit support from AGM)
Foothill-Eastern Transportation Corridor				5.00%, 9/1/2028(a)	1,000	1,152
Agency				5.00%, 9/1/2029(a)	1,000	1,148
3.95%, 1/15/2053(d)	2,500	2,444		Pittsburg Unified School District
Golden State Tobacco Securitization Corp				5.00%, 8/1/2043	2,900	3,223
5.00%, 6/1/2027	2,000	2,285		Pittsburg Unified School District (credit
5.00%, 6/1/2028	2,000	2,267		support from AGM)
5.00%, 6/1/2029	5,000	5,633		5.50%, 8/1/2031(a)	1,000	1,009
5.30%, 6/1/2037	4,000	4,094		Pomona Public Financing Authority (credit
5.75%, 6/1/2047	8,950	9,207		support from NATL)
Golden State Tobacco Securitization				5.00%, 2/1/2021(a)	2,880	2,889
Corp (credit support from GOLDEN ST TOB				Pomona Unified School District (credit
SECURITIZATION)				support from NATL)
5.00%, 6/1/2033(a)	4,950	4,993		6.15%, 8/1/2030(a)	1,000	1,155
Golden State Tobacco Securitization				Port Commission of the City & County of San
Corp (credit support from ST APPROP)				Francisco
5.00%, 6/1/2033(a)	2,000	2,248		4.00%, 3/1/2035	1,000	1,022
Indio Redevelopment Agency				Port of Los Angeles
5.63%, 8/15/2035	1,355	1,367		5.00%, 8/1/2032	1,740	1,937
Inland Valley Development Agency				Poway Unified School District
5.25%, 9/1/2037	1,000	1,107		0.00%, 8/1/2036(f)	4,000	1,980
Irvine Unified School District				Regents of the University of California
5.00%, 3/1/2057	1,000	1,089		Medical Center Pooled Revenue
La Verne Public Financing Authority				5.00%, 5/15/2035	4,540	5,181
7.25%, 9/1/2026	710	712		Rialto Redevelopment Agency
Lancaster Redevelopment Agency Successor				5.00%, 9/1/2037(e)	1,000	1,159
Agency				Richmond Joint Powers Financing Authority
6.88%, 8/1/2039	545	579		6.25%, 7/1/2024	1,000	1,049
Long Beach Bond Finance Authority				Ripon Unified School District (credit support
5.00%, 11/15/2035	2,655	3,128		from BAM)
5.50%, 11/15/2030	1,010	1,230		0.00%, 8/1/2033(a),(f)	855	436
Los Angeles County Public Works Financing				0.00%, 8/1/2033(a),(f)	255	128
Authority				Riverside Community Properties Development
5.00%, 12/1/2033	2,000	2,281		Inc
5.00%, 8/1/2042	1,400	1,525		6.00%, 10/15/2038	1,000	1,194
5.00%, 12/1/2045(b)	5,500	6,115		Riverside County Public Financing
Los Angeles County Sanitation Districts				Authority (credit support from BAM)
Financing Authority				5.00%, 10/1/2029(a)	1,500	1,711
5.00%, 10/1/2035	4,500	5,162		Riverside County Transportation
Los Angeles Department of Water				Commission
5.38%, 7/1/2038	1,000	1,024		5.00%, 6/1/2032	1,500	1,597
Los Angeles Department of Water & Power				Sacramento Area Flood Control Agency
Power System Revenue				5.00%, 10/1/2033	2,000	2,331
5.00%, 7/1/2042	1,500	1,731		Salinas Valley Solid Waste Authority (credit
Los Angeles Department of Water & Power				support from AGM)
Power System Revenue (credit support from				5.50%, 8/1/2031(a)	1,500	1,714
LOS ANGELES CALIF WTR & PWR RE)				San Diego Association of Governments South
1.29%, 7/1/2034(a),(d)	1,500	1,500		Bay Expressway Revenue
Los Angeles Unified School District/CA				5.00%, 7/1/2036	1,500	1,718
5.00%, 7/1/2029	2,000	2,073		5.00%, 7/1/2037	2,000	2,289
Marin Healthcare District				San Diego Convention Center Expansion
5.00%, 8/1/2034	1,000	1,146		Financing Authority
Merced Union High School District				5.00%, 4/15/2025	7,020	7,755
0.00%, 8/1/2032(f)	3,380	2,050		San Diego County Regional Airport
Norco Community Redevelopment Agency				Authority
Successor Agency (credit support from BAM)				5.00%, 7/1/2042	5,000	5,592
5.00%, 3/1/2032(a)	1,000	1,112		San Diego Public Facilities Financing
Norco Financing Authority (credit support				Authority Water Revenue
from AGM)				5.38%, 8/1/2034	2,000	2,089
5.63%, 10/1/2034(a)	1,000	1,050		San Diego Redevelopment Agency Successor
				Agency
				6.40%, 9/1/2019	530	532

See accompanying notes.

Schedule of Investments California Municipal Fund April 30, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				California (continued)
San Francisco Bay Area Rapid Transit District				Woodland-Davis Clean Water Agency (credit
Sales Tax Revenue				support from AGM)
5.00%, 7/1/2028	$1,755	$1,873		5.00%, 3/1/2039(a)	$1,500	$1,669
San Francisco City & County Airport Comm-						$402,969
San Francisco International Airport				Guam - 0.66%
5.00%, 5/1/2031	1,000	1,158		Guam Government Waterworks Authority
5.00%, 5/1/2047	1,500	1,672		5.00%, 1/1/2046	2,525	2,662
San Francisco City & County Redevelopment
Agency Successor Agency				TOTAL MUNICIPAL BONDS		$405,631
5.00%, 8/1/2044	1,500	1,616		Total Investments		$405,689
San Francisco City & County Redevelopment				Liability for Floating Rate Notes Issued in Conjunction with
Financing Authority				Securities Held - (2.81)%
6.50%, 8/1/2039	1,000	1,058		Notes with interest rates of 1.76% at April 30,	$(11,291)	$(11,291)
San Joaquin Hills Transportation Corridor				2018 and contractual maturity of collateral of
Agency				2018-2023.(g)
5.00%, 1/15/2034	6,185	6,773		Total Net Investments		$394,398
San Luis Obispo County Financing				Other Assets and Liabilities - 2.00%		$8,062
Authority (credit support from AGM)				TOTAL NET ASSETS - 100.00%		$402,460
5.00%, 8/1/2030(a)	1,000	1,084
San Luis Obispo County Financing
Authority (credit support from BAM)				(a)	Credit support indicates investments that benefit from credit enhancement
5.00%, 9/1/2037(a)	1,000	1,113		or liquidity support provided by a third party bank, institution, or
Santa Clara County Financing Authority				government agency.
5.25%, 5/15/2036	2,000	2,003		(b)	Security or portion of underlying security related to Inverse Floaters
Semitropic Improvement District				entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 12/1/2038	2,000	2,098		information.
Southern California Public Power Authority				(c)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 11/1/2029	2,380	2,747		1933. These securities may be resold in transactions exempt from
5.25%, 7/1/2029	695	763		registration, normally to qualified institutional buyers. At the end of the
5.25%, 7/1/2031	695	761		period, the value of these securities totaled $33,796 or 8.40% of net assets.
State of California				(d)	Certain variable rate securities are not based on a published reference
2.45%, 12/1/2031	795	792		rate and spread but are determined by the issuer or agent and are based
4.00%, 9/1/2033	2,330	2,478		on current market conditions. These securities do not indicate a reference
5.00%, 9/1/2034	5,000	5,764		rate and spread in their description.
5.00%, 2/1/2038	1,450	1,594		(e) Security purchased on a when-issued basis.
5.00%, 4/1/2043	3,380	3,716		(f) Non-income producing security
5.25%, 11/1/2040	1,500	1,613		(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.75%, 4/1/2031	675	699		effect at April 30, 2018.
6.00%, 3/1/2033	2,000	2,153
6.00%, 4/1/2038	1,940	2,012
6.00%, 4/1/2038	1,060	1,100
State of California Department of Water				Portfolio Summary (unaudited)
Resources				Sector		Percent
5.00%, 12/1/2028	1,615	1,619		Revenue Bonds		64.71%
5.00%, 12/1/2028	65	65		Prerefunded		12.49%
Stockton East Water District (credit support				Insured		11.26%
from NATL)				General Obligation Unlimited		9.92%
5.25%, 4/1/2022(a)	1,780	1,785		Special Tax		0.93%
Stockton Unified School District (credit				Tax Allocation		0.90%
support from AGM)				Special Assessment		0.58%
5.00%, 8/1/2038(a)	1,500	1,655		Investment Companies		0.02%
Tobacco Securitization Authority of Southern				Liability For Floating Rate Notes Issued		(2.81)%
California				Other Assets and Liabilities		2.00%
5.13%, 6/1/2046	1,500	1,503		TOTAL NET ASSETS		100.00%
Travis Unified School District (credit support
from AGM)
5.00%, 9/1/2029(a)	1,000	1,150
Tulare County Transportation Authority
5.00%, 2/1/2029	1,000	1,130
Tustin Public Financing Authority
5.00%, 4/1/2041	1,000	1,087
University of California
5.00%, 5/15/2044	1,000	1,113
Walnut Energy Center Authority
5.00%, 1/1/2035	1,225	1,284
Western Municipal Water District Facilities
Authority
5.00%, 10/1/2034	1,700	1,776

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

COMMON STOCKS - 0.10%	Shares Held	Value (000's)			Principal
Oil & Gas - 0.10%			BONDS (continued)		Amount (000's) Value (000's)
Chaparral Energy Inc - A Shares (a),(b)	60,154	$1,128	Aerospace & Defense (continued)
Chaparral Energy Inc - A Shares (a),(b),(c)	460	9	United Technologies Corp	(continued)
Chaparral Energy Inc - B Shares (a),(b),(c)	12,649	237	5.40%, 5/1/2035			$585	$651
Patterson-UTI Energy Inc	80,959	1,734					$6,797
		$3,108	Agriculture - 2.06%
Telecommunications - 0.00%			Altria Group Inc
Goodman Networks Inc (a),(b),(c),(d)	14,127	—	2.85%, 8/9/2022			5,475	5,335
			4.00%, 1/31/2024			165	167
TOTAL COMMON STOCKS		$3,108	4.50%, 5/2/2043			1,215	1,182
INVESTMENT COMPANIES - 5.08%	Shares Held	Value (000's)	5.38%, 1/31/2044			7,380	8,069
Exchange Traded Funds - 0.01%			BAT Capital Corp
SPDR Bloomberg Barclays High Yield Bond	8,400	301	2.42%, 8/14/2020(h)			110	110
ETF			3 Month LIBOR + 0.59%
			3.22%, 8/15/2024(h)			7,825	7,435
Money Market Funds - 5.07%			4.39%, 8/15/2037(h)			820	786
Principal Government Money Market Fund	163,040,509	163,041	4.54%, 8/15/2047(h)			3,235	3,080
1.55%(e),(f)			BAT International Finance PLC
			0.88%, 10/13/2023		EUR	250	299
TOTAL INVESTMENT COMPANIES		$163,342	2.25%, 1/16/2030			600	727
PREFERRED STOCKS - 0.31%	Shares Held	Value (000's)	2.75%, 6/15/2020(h)			$485	480
Agriculture - 0.02%			6.00%, 11/24/2034		GBP	200	373
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	925,862	$546	Imperial Brands Finance PLC
			3.38%, 2/26/2026		EUR	150	204
Banks - 0.10%			3.75%, 7/21/2022(h)			$3,065	3,068
Bank of America Corp 6.50% (g)	35,000	917	4.25%, 7/21/2025(h)			6,760	6,773
Morgan Stanley 6.38% (g)	50,000	1,337	4.88%, 6/7/2032		GBP	150	241
3 Month LIBOR + 3.71%			5.50%, 9/28/2026			100	164
State Street Corp 5.90% (g)	35,000	924	MHP Lux SA
3 Month LIBOR + 3.11%			6.95%, 4/3/2026(h)			$1,800	1,755
			MHP SE
		$3,178	7.75%, 5/10/2024(h)			1,075	1,110
Electric - 0.04%
SCE Trust III 5.75% (g)	50,000	1,322	Philip Morris International Inc
3 Month LIBOR + 2.99%			1.88%, 2/25/2021			3,550	3,429
			2.38%, 8/17/2022			1,745	1,673
Sovereign - 0.11%			4.38%, 11/15/2041			280	274
CoBank ACB 6.20% (g)	35,000	3,706	Pinnacle Operating Corp
			9.00%, 5/15/2023(h)			1,329	1,230
3 Month LIBOR + 3.74%
			Reynolds American Inc
Telecommunications - 0.04%			3.25%, 6/12/2020			1,558	1,559
Goodman Networks Inc 0.00% (a),(b),(c),(d)	16,808	21	5.70%, 8/15/2035			3,035	3,350
Verizon Communications Inc 5.90%,	50,000	1,277	5.85%, 8/15/2045			655	737
2/15/2054			6.88%, 5/1/2020			9,940	10,621
		$1,298	7.00%, 8/4/2041			1,475	1,855
TOTAL PREFERRED STOCKS		$10,050					$66,086
	Principal		Airlines - 0.65%
BONDS - 67.07%	Amount (000's)	Value (000's)	American Airlines 2013-1 Class B Pass
Advertising - 0.01%			Through Trust
			5.63%, 7/15/2022(h)			281	288
Lamar Media Corp
5.00%, 5/1/2023	$155	$156	American Airlines 2013-2 Class A Pass
Outfront Media Capital LLC / Outfront Media			Through Trust
Capital Corp			4.95%, 7/15/2024			1,389	1,433
5.25%, 2/15/2022	115	117	American Airlines 2014-1 Class A Pass
		$273	Through Trust
			3.70%, 4/1/2028			1,258	1,238
Aerospace & Defense - 0.21%
Air 2 US			American Airlines 2015-1 Class A Pass
8.03%, 10/1/2020(h)	42	42	Through Trust
8.63%, 10/1/2020(h)	55	55	3.38%, 11/1/2028			4,437	4,269
			American Airlines 2015-1 Class B Pass
Arconic Inc			Through Trust
5.40%, 4/15/2021	250	258	3.70%, 11/1/2024			206	202
BBA US Holdings Inc
5.38%, 5/1/2026(h)	10	10	American Airlines 2016-3 Class A Pass
			Through Trust
Lockheed Martin Corp			3.25%, 4/15/2030			1,114	1,060
2.50%, 11/23/2020	110	109	American Airlines 2017-1 Class AA Pass
Rockwell Collins Inc			Through Trust
3.50%, 3/15/2027	150	142	3.65%, 8/15/2030			2,162	2,112
TransDigm Inc			Continental Airlines 2007-1 Class A Pass
6.50%, 7/15/2024	110	112	Through Trust
Triumph Group Inc			5.98%, 10/19/2023			1,455	1,549
5.25%, 6/1/2022	385	372	United Airlines 2014-2 Class A Pass Through
7.75%, 8/15/2025	2,050	2,101	Trust
United Technologies Corp			3.75%, 3/3/2028			2,083	2,067
2.80%, 5/4/2024	3,130	2,945

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Airlines (continued)			Automobile Asset Backed Securities (continued)
United Airlines 2016-1 Class AA Pass			Enterprise Fleet Financing LLC
Through Trust			1.59%, 2/22/2021(h)		$684	$684
3.10%, 1/7/2030	$915	$875	2.13%, 5/22/2023(h)		1,820	1,800
United Airlines 2018-1 Class A Pass Through			Ford Credit Auto Owner Trust 2016-A
Trust			1.39%, 7/15/2020		1,007	1,001
3.70%, 9/1/2031	2,275	2,219	GM Financial Automobile Leasing Trust
United Airlines 2018-1 Class AA Pass			2016-3
Through Trust			1.35%, 2/20/2019		180	179
3.50%, 9/1/2031	2,280	2,221	1.97%, 5/20/2020		2,100	2,080
US Airways 2001-1G Pass Through Trust			2.26%, 2/20/2019		951	951
7.08%, 9/20/2022	84	90	1 Month LIBOR + 0.36%
US Airways 2013-1 Class A Pass Through			2.38%, 5/20/2020		1,250	1,239
Trust			GM Financial Automobile Leasing Trust
3.95%, 5/15/2027	1,117	1,126	2017-1
		$20,749	2.48%, 8/20/2020		3,500	3,470
Apparel - 0.00%			2.74%, 8/20/2020		3,600	3,566
Hanesbrands Inc			GM Financial Automobile Leasing Trust
4.88%, 5/15/2026(h)	35	34	2017-3
Under Armour Inc			2.14%, 1/21/2020		11,580	11,585
3.25%, 6/15/2026	15	13	1 Month LIBOR + 0.24%
		$47	GM Financial Consumer Automobile
Automobile Asset Backed Securities - 5.04%			Receivables Trust 2018-2
AmeriCredit Automobile Receivables 2015-4			3.62%, 12/18/2023(c),(d)		2,250	2,249
2.11%, 1/8/2021	1,575	1,570	Hertz Fleet Lease Funding LP
2.88%, 7/8/2021	1,750	1,751	0.00%, 5/10/2032(a),(h),(i)		5,500	5,500
AmeriCredit Automobile Receivables 2016-1			1 Month LIBOR + 0.50%
2.89%, 1/10/2022	5,700	5,693	2.55%, 4/10/2031(h)		9,750	9,758
AmeriCredit Automobile Receivables Trust			1 Month LIBOR + 0.65%
2014-2			Hyundai Auto Lease Securitization Trust
2.18%, 6/8/2020	1,296	1,294	2017	-A
AmeriCredit Automobile Receivables Trust			1.56%, 7/15/2019(h)		270	269
2015-2			Hyundai Auto Lease Securitization Trust
2.40%, 1/8/2021	7,850	7,820	2017	-C
AmeriCredit Automobile Receivables Trust			2.07%, 3/16/2020(h)		7,250	7,247
2016-2			1 Month LIBOR + 0.17%
2.87%, 11/8/2021	4,325	4,324	Nissan Auto Lease Trust 2016-B
Americredit Automobile Receivables Trust			2.18%, 12/17/2018		531	532
2016-4			1 Month LIBOR + 0.28%
1.34%, 4/8/2020	916	915	Nissan Auto Lease Trust 2017-A
2.41%, 7/8/2022	7,000	6,867	2.10%, 9/16/2019		4,386	4,387
AmeriCredit Automobile Receivables Trust			1 Month LIBOR + 0.20%
2017-1			OneMain Direct Auto Receivables Trust 2016-
1.51%, 5/18/2020	487	486	1
2.71%, 8/18/2022	3,000	2,956	2.04%, 1/15/2021(h)		245	245
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-
2017-4			5
2.07%, 5/18/2021	10,000	10,001	2.46%, 6/15/2020		1,532	1,531
1 Month LIBOR + 0.18%			Santander Drive Auto Receivables Trust 2016-
ARI Fleet Lease Trust 2016-A			2
1.82%, 7/15/2024(h)	369	368	2.66%, 11/15/2021		3,500	3,487
Capital Auto Receivables Asset Trust 2015-2			Santander Drive Auto Receivables Trust 2017-
1.73%, 9/20/2019	70	70	1
Capital Auto Receivables Asset Trust 2015-3			2.58%, 5/16/2022		5,000	4,970
1.94%, 1/21/2020	537	536	Santander Drive Auto Receivables Trust 2018-
CarMax Auto Owner Trust 2014-4			2
2.44%, 11/16/2020	2,000	1,995	2.13%, 10/15/2020		5,550	5,550
CarMax Auto Owner Trust 2017-1			1 Month LIBOR + 0.25%
1.98%, 11/15/2021	200	198	3.35%, 7/17/2023		2,000	1,993
Chesapeake Funding II LLC			Santander Retail Auto Lease Trust 2017-A
3.05%, 3/15/2028(h)	3,991	4,005	2.17%, 3/20/2020(h)		8,000	8,000
1 Month LIBOR + 1.15%			1 Month LIBOR + 0.27%
Drive Auto Receivables Trust			2.68%, 1/20/2022(h)		2,625	2,588
2.30%, 5/17/2021	2,275	2,264	Tesla Auto Lease Trust 2018-A
Drive Auto Receivables Trust 2016-C			2.97%, 4/20/2020(h)		500	498
2.37%, 11/16/2020 (h)	5,108	5,104	3.30%, 5/20/2020(h)		563	560
Drive Auto Receivables Trust 2017-2			World Omni Auto Receivables Trust 2014-B
2.25%, 6/15/2021	5,150	5,135	1.14%, 1/15/2020		881	880
Drive Auto Receivables Trust 2017-A			World Omni Automobile Lease Securitization
2.51%, 1/15/2021(h)	4,728	4,725	Trust 2016-A
Drive Auto Receivables Trust 2018-1			2.31%, 2/15/2019		2,012	2,013
2.23%, 4/15/2020	4,975	4,968	1 Month LIBOR + 0.41%
						$161,857

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value(000	's)
Automobile Floor Plan Asset Backed Securities - 0.01%				Banks (continued)
GMF Floorplan Owner Revolving Trust				Bank of America Corp (continued)
1.96%, 5/17/2021(h)		$250	$248	2.56%, 2/5/2026		$2,485	$2,448
				3 Month LIBOR + 0.77%
Automobile Manufacturers - 1.32%				4.20%, 8/26/2024		11,885	11,906
BCD Acquisition Inc				4.25%, 10/22/2026		4,461	4,421
9.63%, 9/15/2023(h)		90	98	5.88%, 12/31/2049(g),(l)		5,040	5,030
Daimler Finance North America LLC				3 Month LIBOR + 2.93%
2.25%, 3/2/2020(h)		2,940	2,894	7.00%, 7/31/2028	GBP	100	191
2.70%, 8/3/2020(h)		5,470	5,406	Bank of New York Mellon Corp/The
2.85%, 1/6/2022(h)		2,175	2,126	4.62%, 12/31/2049(g),(l)		$5,735	5,520
Ford Motor Co				3 Month LIBOR + 3.13%
5.29%, 12/8/2046		1,215	1,167	4.95%, 12/31/2049(g),(l)		10,420	10,628
Ford Motor Credit Co LLC				3 Month LIBOR + 3.42%
2.60%, 11/4/2019		1,275	1,264	Banque Centrale de Tunisie International
3.34%, 3/28/2022		1,725	1,689	Bond
General Motors Co				5.75%, 1/30/2025		1,500	1,389
3.50%, 10/2/2018		4,320	4,336	Barclays PLC
6.25%, 10/2/2043		1,620	1,730	3.25%, 1/17/2033	GBP	150	197
6.60%, 4/1/2036		1,820	2,039	4.84%, 5/9/2028		$910	884
General Motors Financial Co Inc				5.20%, 5/12/2026		2,880	2,878
3.31%, 1/5/2023		5,485	5,514	BBVA Banco Continental SA
3 Month LIBOR + 0.99%				5.00%, 8/26/2022(h)		975	1,018
3.45%, 1/14/2022		1,670	1,651	BNP Paribas SA
3.85%, 1/5/2028		4,730	4,402	4.38%, 3/1/2033(h),(l)		2,905	2,800
3.95%, 4/13/2024		3,655	3,587	USSW5 Index Spread + 1.48%
Jaguar Land Rover Automotive PLC				6.75%, 12/31/2049(g),(h),(l)		2,995	3,141
4.50%, 10/1/2027(h)		735	662	USSW5 Index Spread + 4.92%
Mclaren Finance PLC				BPCE SA
5.75%, 8/1/2022(h)		385	385	2.50%, 7/15/2019		5,495	5,459
Navistar International Corp				4.88%, 4/1/2026(h)		2,670	2,700
6.63%, 11/1/2025(h)		1,993	2,068	5.25%, 4/16/2029	GBP	200	324
Toyota Motor Credit Corp				5.70%, 10/22/2023(h)		$4,360	4,634
2.74%, 1/17/2019		1,320	1,322	CIT Group Inc
3 Month LIBOR + 0.39%				3.88%, 2/19/2019		160	161
2.95%, 4/13/2021		150	150	4.13%, 3/9/2021		385	385
			$42,490	5.25%, 3/7/2025		185	189
Automobile Parts & Equipment - 0.14%				5.80%, 12/31/2049(g),(l)		500	497
Allison Transmission Inc				3 Month LIBOR + 3.97%
5.00%, 10/1/2024(h)		1,080	1,061	6.13%, 3/9/2028		375	388
American Axle & Manufacturing Inc				Citigroup Inc
6.25%, 4/1/2025		2,125	2,124	3.31%, 7/24/2023		3,155	3,188
Dana Inc				3 Month LIBOR + 0.95%
5.50%, 12/15/2024		850	865	3.50%, 5/15/2023		2,390	2,343
Goodyear Tire & Rubber Co/The				3.52%, 10/27/2028(l)		3,520	3,320
5.13%, 11/15/2023		135	134	3 Month LIBOR + 1.15%
IHO Verwaltungs GmbH				4.75%, 5/18/2046		1,695	1,652
4.75%, PIK 0.00%, 9/15/2026(h),(j),(k)		5	5	Cooperatieve Rabobank UA
Schaeffler Finance BV				4.38%, 8/4/2025		635	632
4.75%, 5/15/2023(h)		245	249	4.63%, 5/23/2029	GBP	250	388
Titan International Inc				4.75%, 1/15/2020(h)		$5,966	6,134
6.50%, 11/30/2023 (h)		60	61	5.25%, 9/14/2027	GBP	125	201
			$4,499	5.25%, 8/4/2045		$2,220	2,418
Banks - 9.46%				5.50%, 12/31/2049(g),(l)	EUR	425	555
Banco Bilbao Vizcaya Argentaria SA				EUR Swap Annual 5YR + 5.25%
3.50%, 4/11/2024(l)	EUR	200	249	Corp Financiera de Desarrollo SA
EUR Swap Annual 5YR + 2.55%				4.75%, 7/15/2025(h)		$475	479
6.13%, 12/31/2049 (g),(l)		$6,800	6,573	Credit Suisse AG
USSW5 Index Spread + 3.87%				5.75%, 9/18/2025(l)	EUR	450	605
Banco de Credito e Inversiones SA				EUR Swap Annual 5YR + 4.00%
3.50%, 10/12/2027 (h)		1,300	1,202	Credit Suisse Group AG
Banco do Brasil SA/Cayman				3.31%, 12/14/2023(h)		$3,000	3,059
4.88%, 4/19/2023(h)		2,400	2,386	3 Month LIBOR + 1.20%
Banco General SA				7.13%, 12/31/2049(g),(l)		4,115	4,317
4.13%, 8/7/2027(h)		1,900	1,810	USSW5 Index Spread + 5.11%
Banco Santander SA				Discover Bank
2.50%, 3/18/2025	EUR	100	126	3.10%, 6/4/2020		630	627
6.25%, 12/31/2049 (g),(l)		600	751	First Republic Bank/CA
EUR Swap Annual 5YR + 5.41%				4.63%, 2/13/2047		250	253
Bank of America Corp				Goldman Sachs Group Inc/The
1.78%, 5/4/2027(l)		350	432	2.00%, 7/27/2023	EUR	500	636
Euribor 3 Month + 1.20%				2.50%, 10/18/2021		200	259
				2.91%, 6/5/2023(l)		$195	189
				3 Month LIBOR + 1.05%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)					Banks (continued)
Goldman Sachs Group Inc/The	(continued)				Skandinaviska Enskilda Banken
3.36%, 7/24/2023			$3,870	$3,905	AB (continued)
3 Month LIBOR + 1.00%					5.75%, 12/31/2049(g),(l)		$6,090	$6,151
4.25%, 1/29/2026		GBP	100	153	USSW5 Index Spread + 3.85%
5.00%, 12/31/2049 (g),(l)			$4,740	4,553	Societe Generale SA
3 Month LIBOR + 2.87%					6.75%, 12/31/2049(g),(h),(l)		5,550	5,508
5.38%, 12/31/2049 (g),(l)			8,445	8,635	USSW5 Index Spread + 3.93%
3 Month LIBOR + 3.92%					Standard Chartered PLC
6.75%, 10/1/2037			3,935	4,775	3.89%, 3/15/2024(h),(l)		1,195	1,179
HBOS PLC					3 Month LIBOR + 1.08%
4.50%, 3/18/2030(l)		EUR	500	699	4.87%, 3/15/2033(h),(l)		3,395	3,388
Euribor 3 Month + 1.37%					3 Month LIBOR + 1.97%
HSBC Holdings PLC					Svenska Handelsbanken AB
6.50%, 12/31/2049 (g),(l)			$6,320	6,415	2.66%, 1/15/2024(l)	EUR	500	614
USD ICE SWAP Rate NY 5 + 3.61%					EUR Swap Annual 5YR + 1.43%
ING Groep NV					Synchrony Bank
6.00%, 12/31/2049 (g),(l)			875	894	3.00%, 6/15/2022		$2,255	2,168
USSW5 Index Spread + 4.45%					UBS AG
Intesa Sanpaolo SpA					4.75%, 2/12/2026(l)	EUR	250	332
3.13%, 7/14/2022(h)			2,860	2,756	EUR Swap Annual 5YR + 3.40%
3.88%, 7/14/2027(h)			3,890	3,654	UBS AG/Stamford CT
3.93%, 9/15/2026		EUR	650	850	2.35%, 3/26/2020		$5,135	5,062
4.38%, 1/12/2048(h)			$2,050	1,886	UBS Group AG
5.71%, 1/15/2026(h)			15,775	15,830	5.75%, 12/31/2049(g),(l)	EUR	675	912
JPMorgan Chase & Co					EUR Swap Annual 5YR + 5.29%
3.19%, 1/10/2025			2,010	2,008	6.88%, 12/31/2049(g),(l)		$5,175	5,447
3 Month LIBOR + 0.85%					USSW5 Index Spread + 4.59%
3.63%, 12/1/2027			405	380	UBS Group Funding Switzerland AG
3.96%, 11/15/2048 (l)			880	804	2.79%, 8/15/2023(h)		10,395	10,469
3 Month LIBOR + 1.38%					3 Month LIBOR + 0.95%
4.62%, 12/31/2049 (g),(l)			2,305	2,161	UniCredit SpA
3 Month LIBOR + 2.58%					5.86%, 6/19/2032(h),(l)		2,540	2,540
4.95%, 6/1/2045			1,625	1,695	USD ICE SWAP Rate NY 5 + 3.70%
5.00%, 12/31/2049 (g),(l)			40	41	Wells Fargo & Co
3 Month LIBOR + 3.32%					3.59%, 10/31/2023		3,170	3,238
5.63%, 8/16/2043			3,065	3,488	3 Month LIBOR + 1.23%
Lloyds Banking Group PLC					4.40%, 6/14/2046		2,455	2,303
4.58%, 12/10/2025			3,985	3,940	4.75%, 12/7/2046		75	74
4.65%, 3/24/2026			5,855	5,819	5.89%, 12/31/2049(g)		865	875
7.00%, 12/31/2049 (g),(l)		GBP	200	288	3 Month LIBOR + 3.77%
GBP Swap 5YR + 5.06%					Westpac Banking Corp
Morgan Stanley					2.13%, 5/2/2025	GBP	100	137
1.88%, 4/27/2027		EUR	500	616	Westpac Banking Corp/New Zealand
2.63%, 3/9/2027		GBP	230	314	5.00%, 12/31/2049(g),(l)		$7,015	6,397
3.01%, 5/8/2024			$5,665	5,777	USD ICE SWAP Rate NY 5 + 2.89%
3 Month LIBOR + 1.22%								$303,963
3.70%, 10/23/2024			280	276	Beverages - 0.96%
3.77%, 1/24/2029(l)			4,375	4,205	Anheuser-Busch InBev Finance Inc
3 Month LIBOR + 1.14%					2.65%, 2/1/2021		4,900	4,843
5.00%, 11/24/2025			6,635	6,882	3.65%, 2/1/2026		1,500	1,466
5.55%, 12/31/2049 (g),(l)			3,851	3,947	4.70%, 2/1/2036		3,055	3,147
3 Month LIBOR + 3.81%					4.90%, 2/1/2046		4,830	5,011
5.75%, 1/25/2021			1,985	2,110	Anheuser-Busch InBev SA/NV
6.38%, 7/24/2042			1,790	2,253	4.00%, 9/24/2025	GBP	150	232
Royal Bank of Scotland Group PLC					Anheuser-Busch InBev Worldwide Inc
3.31%, 5/15/2023			7,555	7,653	3.05%, 1/12/2024		$110	112
3 Month LIBOR + 1.47%					3 Month LIBOR + 0.74%
3.63%, 3/25/2024(l)		EUR	450	557	4.00%, 4/13/2028		3,760	3,735
EUR Swap Annual 5YR + 2.65%					4.38%, 4/15/2038		1,605	1,586
5.13%, 5/28/2024			$9,594	9,743	4.60%, 4/15/2048		2,085	2,067
6.13%, 12/15/2022			165	175	4.75%, 4/15/2058		2,305	2,290
7.50%, 12/31/2049 (g),(l)			5,766	6,056	Central American Bottling Corp
USSW5 Index Spread + 5.80%					5.75%, 1/31/2027(h)		525	538
Santander UK Group Holdings PLC					5.75%, 1/31/2027		1,075	1,101
7.38%, 12/31/2049 (g),(l)		GBP	200	300	Coca-Cola Icecek AS
GBP Swap 5YR + 5.54%					4.22%, 9/19/2024(h)		525	507
Santander UK PLC					4.75%, 10/1/2018(h)		1,050	1,054
5.00%, 11/7/2023(h)			$8,170	8,386	Constellation Brands Inc
Skandinaviska Enskilda Banken AB					3.88%, 11/15/2019		320	324
2.50%, 5/28/2026(l)		EUR	250	318	Corp Lindley SA
EUR Swap Annual 5YR + 1.45%					6.75%, 11/23/2021(h)		307	331
					6.75%, 11/23/2021		379	408

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Chemicals (continued)
Molson Coors Brewing Co			Equate Petrochemical BV
1.25%, 7/15/2024	$175	$211	3.00%, 3/3/2022(h)	$925	$883
PepsiCo Inc			3.00%, 3/3/2022	375	358
3.00%, 10/15/2027	215	203	GCP Applied Technologies Inc
4.45%, 4/14/2046	555	580	5.50%, 4/15/2026(h)	930	925
Pernod Ricard SA			Hexion Inc
5.75%, 4/7/2021(h)	1,045	1,114	6.63%, 4/15/2020	100	94
		$30,860	Mexichem SAB de CV
Biotechnology - 0.52%			4.88%, 9/19/2022(h)	2,300	2,328
Amgen Inc			Monsanto Co
2.20%, 5/11/2020	3,780	3,719	3.95%, 4/15/2045	1,715	1,513
4.66%, 6/15/2051	960	959	NOVA Chemicals Corp
Celgene Corp			5.25%, 8/1/2023(h)	385	385
2.88%, 8/15/2020	1,905	1,893	5.25%, 6/1/2027(h)	870	837
3.45%, 11/15/2027	70	65	Olin Corp
3.90%, 2/20/2028	1,835	1,772	5.00%, 2/1/2030	180	171
4.35%, 11/15/2047	4,845	4,483	5.13%, 9/15/2027	40	39
5.00%, 8/15/2045	2,525	2,535	Platform Specialty Products Corp
5.25%, 8/15/2043	115	121	5.88%, 12/1/2025(h)	545	531
Genzyme Corp			6.50%, 2/1/2022(h)	230	236
5.00%, 6/15/2020	30	31	Sherwin-Williams Co/The
Gilead Sciences Inc			3.13%, 6/1/2024	85	82
1.85%, 9/20/2019	1,230	1,215	Syngenta Finance NV
2.50%, 9/1/2023	30	29	5.18%, 4/24/2028(h)	2,200	2,165
4.15%, 3/1/2047	25	24			$21,042
		$16,846	Coal - 0.03%
Building Materials - 0.23%			Alliance Resource Operating Partners LP /
BMC East LLC			Alliance Resource Finance Corp
5.50%, 10/1/2024(h)	30	30	7.50%, 5/1/2025(h)	910	959
Cemex SAB de CV
5.70%, 1/11/2025	1,000	1,012	Commercial Mortgage Backed Securities - 5.53%
6.13%, 5/5/2025(h)	740	766	Banc of America Commercial Mortgage Trust
CRH America Finance Inc			2016-UBS10
3.95%, 4/4/2028(h)	2,745	2,680	5.08%, 7/15/2049(j)	3,000	3,046
Jeld-Wen Inc			BANK 2017-BNK5
4.63%, 12/15/2025 (h)	345	330	3.39%, 6/15/2060	2,350	2,292
4.88%, 12/15/2027 (h)	210	198	BANK 2017-BNK9
Johnson Controls International plc			4.03%, 11/15/2054(j)	2,000	2,013
5.13%, 9/14/2045	20	21	BENCHMARK 2018-B3 Mortgage Trust
Masco Corp			4.03%, 4/10/2051	5,000	5,126
3.50%, 4/1/2021	50	50	CFCRE Commercial Mortgage Trust 2011-
Norbord Inc			C2
5.38%, 12/1/2020(h)	650	671	5.95%, 12/15/2047(h),(j)	975	1,037
Owens Corning			Citigroup Commercial Mortgage Trust 2015-
7.00%, 12/1/2036	1,170	1,455	GC29
Standard Industries Inc/NJ			4.28%, 4/10/2048(j)	2,000	1,967
4.75%, 1/15/2028(h)	35	33	Citigroup Commercial Mortgage Trust 2015-
6.00%, 10/15/2025 (h)	150	155	GC35
		$7,401	3.82%, 11/10/2048	1,000	1,011
Chemicals - 0.65%			Citigroup Commercial Mortgage Trust 2016-
Aruba Investments Inc			GC37
8.75%, 2/15/2023(h)	1,310	1,362	3.58%, 4/10/2049	1,750	1,682
Ashland LLC			Citigroup Commercial Mortgage Trust 2017-
4.75%, 8/15/2022	60	61	C4
Blue Cube Spinco Inc			1.27%, 10/12/2050(j),(m)	12,967	977
9.75%, 10/15/2023	565	650	COMM 2012-CCRE3 Mortgage Trust
Braskem Finance Ltd			4.91%, 10/15/2045(h),(j)	2,715	2,589
5.38%, 5/2/2022	1,225	1,254	COMM 2012-CCRE5 Mortgage Trust
6.45%, 2/3/2024	1,075	1,153	3.22%, 12/10/2045(h)	2,000	1,966
Braskem Netherlands Finance BV			COMM 2013-CCRE11 Mortgage Trust
4.50%, 1/10/2028(h)	1,525	1,429	1.28%, 8/10/2050(j),(m)	58,014	2,347
CF Industries Inc			4.72%, 8/10/2050(j)	5,000	5,256
5.15%, 3/15/2034	1,380	1,261	COMM 2013-CCRE6 Mortgage Trust
7.13%, 5/1/2020	243	259	4.20%, 3/10/2046(h),(j)	500	464
Chemours Co/The			COMM 2013-CCRE8 Mortgage Trust
6.63%, 5/15/2023	130	137	4.09%, 6/10/2046(h),(j)	3,000	2,954
Consolidated Energy Finance SA			COMM 2013-LC6 Mortgage Trust
5.87%, 6/15/2022(h)	250	249	4.44%, 1/10/2046(h),(j)	1,470	1,399
3 Month LIBOR + 3.75%			COMM 2014-CCRE16 Mortgage Trust
6.75%, 10/15/2019 (h)	1,058	1,078	4.05%, 4/10/2047	600	617
6.88%, 6/15/2025(h)	1,540	1,602	COMM 2014-CCRE17 Mortgage Trust
			4.89%, 5/10/2047(j)	2,400	2,420

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2014-LC17 Mortgage Trust			JPMBB Commercial Mortgage Securities
4.49%, 10/10/2047 (j)	$5,000	$5,099	Trust 2014-C24 (continued)
COMM 2014-UBS5 Mortgage Trust			4.57%, 11/15/2047(j)		$4,350	$4,302
1.18%, 9/10/2047(j),(m)	68,885	2,614	JPMBB Commercial Mortgage Securities
COMM 2015-CCRE22 Mortgage Trust			Trust 2015-C28
4.26%, 3/10/2048(j)	1,611	1,564	3.99%, 10/15/2048		7,000	6,875
COMM 2015-LC23 Mortgage Trust			JPMBB Commercial Mortgage Securities
3.77%, 10/10/2048	2,000	2,013	Trust 2015-C31
COMM 2015-PC1 Mortgage Trust			1.13%, 8/15/2048(j),(m)		42,003	2,072
4.29%, 7/10/2050(j)	2,000	2,046	JPMCC Commercial Mortgage Securities
Credit Suisse Commercial Mortgage Trust			Trust 2017-JP7
Series 2006-C5			3.81%, 9/15/2050(j)		2,500	2,344
0.88%, 12/15/2039 (j),(m)	1,502	—	LB-UBS Commercial Mortgage Trust 2005-
CSAIL 2018-CX11 Commercial Mortgage			C3
Trust			1.01%, 7/15/2040(h),(j),(m)		2,423	24
4.03%, 4/15/2051(j)	1,000	1,021	LB-UBS Commercial Mortgage Trust 2007-
DBUBS 2011-LC2 Mortgage Trust			C1
5.72%, 7/10/2044(h),(j)	5,000	5,171	0.39%, 2/15/2040(j),(m)		484	—
GE Commercial Mortgage Corp Series 2007-			LB-UBS Commercial Mortgage Trust 2007-
C1 Trust			C6
5.61%, 12/10/2049 (j)	5,803	5,744	6.11%, 7/15/2040(j)		914	914
GS Mortgage Securities Trust 2011-GC5			Morgan Stanley Bank of America Merrill
1.52%, 8/10/2044(h),(j),(m)	92,533	3,209	Lynch Trust 2013-C11
GS Mortgage Securities Trust 2012-GCJ7			0.56%, 8/15/2046(j),(m)		23,787	263
2.41%, 5/10/2045(j),(m)	13,455	741	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GC16			Lynch Trust 2013-C9
1.56%, 11/10/2046 (j),(m)	28,404	1,034	3.46%, 5/15/2046		1,781	1,751
5.50%, 11/10/2046 (j)	800	804	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GCJ12			Lynch Trust 2014-C15
3.78%, 6/10/2046(j)	555	548	1.24%, 4/15/2047(j),(m)		52,356	2,227
GS Mortgage Securities Trust 2014-GC26			4.05%, 4/15/2047		3,000	3,072
1.21%, 11/10/2047 (j),(m)	49,012	2,424	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2015-GC34			Lynch Trust 2014-C16
3.51%, 10/10/2048	1,482	1,468	1.31%, 6/15/2047(j),(m)		24,780	1,076
GS Mortgage Securities Trust 2015-GS1			4.91%, 6/15/2047(j)		4,250	4,245
3.73%, 11/10/2048	3,250	3,267	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2014-C18
Securities Trust 2005-CIBC12			4.59%, 10/15/2047(j)		3,864	3,908
5.62%, 9/12/2037(j)	244	5	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2015-C20
Securities Trust 2010-C1			3.61%, 2/15/2048		2,000	1,985
5.95%, 6/15/2043(h)	2,585	2,551	4.16%, 2/15/2048		1,975	1,974
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill
Securities Trust 2011-C5			Lynch Trust 2015-C26
5.59%, 8/15/2046(h),(j)	800	824	3.89%, 10/15/2048(j)		3,000	2,994
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill
Securities Trust 2012-LC9			Lynch Trust 2016-C30
1.70%, 12/15/2047 (j),(m)	16,113	841	3.18%, 9/15/2049		1,571	1,484
3.35%, 12/15/2047 (h)	2,000	1,970	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C31
Securities Trust 2013-C16			3.10%, 11/15/2049		2,579	2,467
1.23%, 12/15/2046 (j),(m)	10,306	400	Morgan Stanley Capital I 2017-HR2
JP Morgan Chase Commercial Mortgage			3.59%, 12/15/2050		1,000	987
Securities Trust 2016-JP3			Morgan Stanley Capital I Trust 2016-UBS9
3.14%, 8/15/2049	3,000	2,842	3.59%, 3/15/2049		1,500	1,489
JP Morgan Chase Commercial Mortgage			MSBAM Commercial Mortgage Securities
Securities Trust 2016-JP4			Trust 2012-CKSV
3.60%, 12/15/2049 (j)	1,682	1,550	1.23%, 10/15/2030(h),(j),(m)		22,437	887
3.65%, 12/15/2049 (j)	1,600	1,593	UBS Commercial Mortgage Trust 2012-C1
JPMBB Commercial Mortgage Securities			3.40%, 5/10/2045		486	487
Trust 2013-C15			UBS-Barclays Commercial Mortgage Trust
1.41%, 11/15/2045 (j),(m)	33,155	1,232	2012	-C3
JPMBB Commercial Mortgage Securities			3.09%, 8/10/2049		1,210	1,201
Trust 2014-C18			5.21%, 8/10/2049(h),(j)		1,500	1,531
4.97%, 2/15/2047(j)	1,000	1,036	UBS-Barclays Commercial Mortgage Trust
4.97%, 2/15/2047(j)	2,700	2,721	2012	-C4
JPMBB Commercial Mortgage Securities			1.80%, 12/10/2045(h),(j),(m)		20,637	1,220
Trust 2014-C19			3.32%, 12/10/2045(h)		2,300	2,269
1.29%, 4/15/2047(j),(m)	44,731	1,036	UBS-Barclays Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			2013	-C5
Trust 2014-C24			3.18%, 3/10/2046		1,580	1,566
1.19%, 11/15/2047 (j),(m)	9,257	365	4.22%, 3/10/2046(h),(j)		1,090	983
4.07%, 11/15/2047 (h),(j)	1,000	848

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)					Computers (continued)
Wells Fargo Commercial Mortgage Trust					Apple Inc (continued)
2015-NX	S3				4.65%, 2/23/2046	$3,865	$4,136
4.64%, 9/15/2057(j)			$1,400	$1,410	Dell International LLC / EMC Corp
Wells Fargo Commercial Mortgage Trust					3.48%, 6/1/2019(h)	105	105
2016	-C36				5.45%, 6/15/2023(h)	3,650	3,839
3.07%, 11/15/2059			750	715	5.88%, 6/15/2021(h)	365	376
Wells Fargo Commercial Mortgage Trust					6.02%, 6/15/2026(h)	2,775	2,943
2017	-C38				7.13%, 6/15/2024(h)	1,975	2,103
3.45%, 7/15/2050			3,000	2,933	8.35%, 7/15/2046(h)	3,370	4,149
Wells Fargo Commercial Mortgage Trust					EMC Corp
2017	-RC1				2.65%, 6/1/2020	320	311
3.63%, 1/15/2060			5,000	4,959	Hewlett Packard Enterprise Co
Wells Fargo Commercial Mortgage Trust					2.85%, 10/5/2018	1,390	1,392
2018	-C44				West Corp
4.21%, 5/15/2051(c),(i)			2,500	2,575	8.50%, 10/15/2025(h)	715	690
WFRBS Commercial Mortgage Trust 2013-					Western Digital Corp
C12					4.75%, 2/15/2026	100	98
1.42%, 3/15/2048(h),(j),(m)			46,456	2,259			$44,731
WFRBS Commercial Mortgage Trust 2014-					Consumer Products - 0.13%
C22					ACCO Brands Corp
4.07%, 9/15/2057(j)			5,000	5,079	5.25%, 12/15/2024(h)	20	20
4.37%, 9/15/2057(j)			2,000	1,983	Prestige Brands Inc
WFRBS Commercial Mortgage Trust 2014-					6.38%, 3/1/2024(h)	1,310	1,316
C23					Reckitt Benckiser Treasury Services PLC
0.79%, 10/15/2057 (j),(m)			52,814	1,592	2.75%, 6/26/2024(h)	2,575	2,434
				$177,846	2.85%, 6/24/2022(h)	240	240
Commercial Services - 0.20%					3 Month LIBOR + 0.56%
ADT Corp/The					Spectrum Brands Inc
6.25%, 10/15/2021			205	214	5.75%, 7/15/2025	195	195
Ahern Rentals Inc							$4,205
7.38%, 5/15/2023(h)			1,545	1,491	Cosmetics & Personal Care - 0.03%
APX Group Inc					Avon International Operations Inc
7.63%, 9/1/2023			60	56	7.88%, 8/15/2022(h)	80	82
Avis Budget Car Rental LLC / Avis Budget					Natura Cosmeticos SA
Finance Inc					5.38%, 2/1/2023(h)	1,000	995
5.50%, 4/1/2023			45	44			$1,077
DP World Ltd					Credit Card Asset Backed Securities - 0.25%
6.85%, 7/2/2037			540	641	Capital One Multi-Asset Execution Trust
Garda World Security Corp					2.35%, 2/15/2022	500	502
8.75%, 5/15/2025(h)			730	763	1 Month LIBOR + 0.45%

Hertz Corp/The					2.41%, 9/16/2024	510	514
7.63%, 6/1/2022(h)			70	71	1 Month LIBOR + 0.51%

Jaguar Holding Co II / Pharmaceutical Product					2.53%, 2/15/2024	1,900	1,922
Development LLC					1 Month LIBOR + 0.63%
6.38%, 8/1/2023(h)			65	66
					Chase Issuance Trust
Nielsen Finance LLC / Nielsen Finance Co					2.31%, 5/17/2021	4,625	4,639
5.00%, 4/15/2022(h)			155	156
					1 Month LIBOR + 0.41%
Prime Security Services Borrower LLC /					World Financial Network Credit Card Master
Prime Finance Inc					Trust
9.25%, 5/15/2023(h)			93	100
					1.44%, 6/15/2022	575	573
RR Donnelley & Sons Co							$8,150
7.88%, 3/15/2021			40	42	Distribution & Wholesale - 0.03%
Service Corp International/US					American Builders & Contractors Supply Co
5.38%, 5/15/2024			205	211	Inc
8.00%, 11/15/2021			225	253	5.75%, 12/15/2023(h)	10	10
TMS International Corp
7.25%, 8/15/2025(h)			1,095	1,133	Global Partners LP / GLP Finance Corp
					7.00%, 6/15/2023	655	662
United Rentals North America Inc					H&E Equipment Services Inc
4.63%, 10/15/2025			910	883	5.63%, 9/1/2025	165	166
4.88%, 1/15/2028			310	294	HD Supply Inc
5.88%, 9/15/2026			155	162	5.75%, 4/15/2024(h)	105	110
				$6,580			$948
Computers - 1.39%					Diversified Financial Services - 1.06%
Apple Inc					AerCap Ireland Capital DAC / AerCap Global
0.88%, 5/24/2025		EUR	420	509	Aviation Trust
2.75%, 1/13/2025			$2,275	2,173	4.63%, 10/30/2020	265	272
2.85%, 5/11/2024			5,745	5,573	Aircastle Ltd
3.00%, 2/9/2024			4,950	4,845	5.13%, 3/15/2021	220	226
3.05%, 7/31/2029		GBP	125	186	Ally Financial Inc
3.20%, 5/13/2025			$2,520	2,463	3.25%, 11/5/2018	20	20
3.35%, 2/9/2027			8,965	8,774	4.25%, 4/15/2021	230	231
4.25%, 2/9/2047			65	66

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Electric (continued)
Ally Financial Inc (continued)				Centrais Eletricas Brasileiras SA
4.75%, 9/10/2018		$220	$221	5.75%, 10/27/2021		$1,250	$1,275
5.75%, 11/20/2025		1,905	1,969	CMS Energy Corp
8.00%, 11/1/2031		175	213	4.70%, 3/31/2043		910	939
Blackstone Holdings Finance Co LLC				4.88%, 3/1/2044		1,835	1,985
2.00%, 5/19/2025	EUR	250	319	Colbun SA
Brookfield Finance Inc				3.95%, 10/11/2027(h)		1,950	1,848
3.90%, 1/25/2028		$2,895	2,756	Commonwealth Edison Co
4.70%, 9/20/2047		4,870	4,668	3.70%, 3/1/2045		690	649
Brookfield Finance LLC				3.80%, 10/1/2042		905	869
4.00%, 4/1/2024		4,965	4,943	4.35%, 11/15/2045		1,660	1,731
Charles Schwab Corp/The				Consolidated Edison Co of New York Inc
5.00%, 12/31/2049 (g),(l)		2,880	2,804	4.63%, 12/1/2054		1,940	2,067
3 Month LIBOR + 2.58%				Dominion Energy Inc
Credit Acceptance Corp				2.58%, 7/1/2020		10,740	10,573
6.13%, 2/15/2021		1,185	1,191	3.90%, 10/1/2025		1,670	1,651
7.38%, 3/15/2023		1,355	1,416	DPL Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1				7.25%, 10/15/2021		190	207
Class B Pass Through Trust				DTE Electric Co
6.50%, 5/30/2021(h)		520	528	4.05%, 5/15/2048(c),(i)		1,425	1,419
E*TRADE Financial Corp				DTE Energy Co
5.30%, 12/31/2049 (g),(l)		2,235	2,183	6.38%, 4/15/2033		2,510	3,041
3 Month LIBOR + 3.16%				Duke Energy Corp
GE Capital International Funding Co				2.65%, 9/1/2026		1,095	992
Unlimited Co				3.75%, 4/15/2024		60	60
2.34%, 11/15/2020		200	195	3.75%, 9/1/2046		30	27
4.42%, 11/15/2035		2,245	2,150	Electricite de France SA
ILFC E-Capital Trust II				2.15%, 1/22/2019(h)		70	70
4.89%, 12/21/2065 (h),(j)		355	342	2.35%, 10/13/2020(h)		155	152
International Lease Finance Corp				4.25%, 12/29/2049(g),(l)	EUR	400	509
6.25%, 5/15/2019		60	62	EUR Swap Annual 7YR + 3.02%
Lions Gate Capital Holdings LLC				4.63%, 9/11/2024		250	370
5.88%, 11/1/2024(h)		1,100	1,126	5.50%, 10/17/2041	GBP	100	175
National Rural Utilities Cooperative Finance				5.63%, 12/31/2049(g),(h),(l)		$2,940	2,944
Corp				USSW10 Index Spread + 3.04%
2.40%, 4/25/2022		145	140	6.00%, 12/29/2049(g),(l)	GBP	100	144
4.75%, 4/30/2043(l)		855	869	GBP Swap 13YR + 3.96%
3 Month LIBOR + 2.91%				6.25%, 5/30/2028		50	89
Navient Corp				Elwood Energy LLC
5.50%, 1/15/2019		215	218	8.16%, 7/5/2026		$551	612
5.88%, 3/25/2021		10	10	Emera US Finance LP
6.13%, 3/25/2024		1,390	1,392	2.70%, 6/15/2021		100	97
6.63%, 7/26/2021		190	197	Enel Finance International NV
8.00%, 3/25/2020		210	224	2.88%, 5/25/2022(h)		2,395	2,323
Quicken Loans Inc				Enel SpA
5.75%, 5/1/2025(h)		120	118	6.62%, 9/15/2076(l)	GBP	100	156
Springleaf Finance Corp				GBP Swap 5YR + 4.09%
5.25%, 12/15/2019		445	451	Exelon Corp
6.88%, 3/15/2025		855	863	2.85%, 6/15/2020		$2,560	2,535
8.25%, 12/15/2020		145	160	3.50%, 6/1/2022		1,740	1,713
SUAM Finance BV				4.45%, 4/15/2046		490	490
4.88%, 4/17/2024(h)		375	385	5.10%, 6/15/2045		60	66
Synchrony Financial				Florida Power & Light Co
3.00%, 8/15/2019		500	499	3.95%, 3/1/2048		1,735	1,727
3.95%, 12/1/2027		390	363	Fortis Inc/Canada
Vantiv LLC / Vantiv Issuer Corp				2.10%, 10/4/2021		100	96
4.38%, 11/15/2025 (h)		235	224	3.06%, 10/4/2026		4,055	3,719
Visa Inc				Georgia Power Co
2.20%, 12/14/2020		90	89	4.30%, 3/15/2042		1,355	1,356
			$34,037	4.30%, 3/15/2043		1,080	1,075
Electric - 2.87%				Indiantown Cogeneration LP
Abu Dhabi National Energy Co PJSC				9.77%, 12/15/2020		407	439
4.38%, 6/22/2026(h)		675	659	Kentucky Utilities Co
Adani Transmission Ltd				3.30%, 10/1/2025		3,105	3,018
4.00%, 8/3/2026(h)		750	692	Listrindo Capital BV
AEP Transmission Co LLC				4.95%, 9/14/2026(h)		825	778
4.00%, 12/1/2046		10	10	Louisville Gas & Electric Co
Alabama Power Co				3.30%, 10/1/2025		1,545	1,515
3.85%, 12/1/2042		30	29	MidAmerican Energy Co
Calpine Corp				4.25%, 5/1/2046		1,030	1,064
5.75%, 1/15/2025		95	87	NRG Energy Inc
				5.75%, 1/15/2028(h)		520	515
				6.25%, 5/1/2024		595	615

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Entertainment (continued)
NRG Energy Inc (continued)				Boyne USA Inc
6.63%, 1/15/2027		$100	$103	7.25%, 5/1/2025(h)	$310	$320
7.25%, 5/15/2026		620	661	Caesars Resort Collection LLC / CRC Finco
Oncor Electric Delivery Co LLC				Inc
2.15%, 6/1/2019		4,630	4,586	5.25%, 10/15/2025(h)	1,690	1,614
5.25%, 9/30/2040		40	47	CCM Merger Inc
Pacific Gas & Electric Co				6.00%, 3/15/2022(h)	1,435	1,460
3.30%, 12/1/2027(h)		4,305	4,013	Cedar Fair LP / Canada's Wonderland Co /
4.45%, 4/15/2042		30	29	Magnum Management Corp / Millennium Op
5.13%, 11/15/2043		1,530	1,619	5.38%, 4/15/2027(h)	40	40
PacifiCorp				Cinemark USA Inc
3.85%, 6/15/2021		50	51	4.88%, 6/1/2023	50	49
PPL Electric Utilities Corp				Eldorado Resorts Inc
3.95%, 6/1/2047		85	84	6.00%, 4/1/2025	10	10
4.75%, 7/15/2043		1,375	1,527	7.00%, 8/1/2023	690	729
PPL WEM Ltd / Western Power Distribution				GLP Capital LP / GLP Financing II Inc
Ltd				4.38%, 4/15/2021	340	343
5.38%, 5/1/2021(h)		5,425	5,654	5.38%, 4/15/2026	1,060	1,068
Public Service Electric & Gas Co				International Game Technology PLC
3.65%, 9/1/2042		20	19	6.50%, 2/15/2025(h)	645	688
Southern Co/The				Scientific Games International Inc
2.95%, 7/1/2023		2,035	1,961	5.00%, 10/15/2025(h)	25	24
4.25%, 7/1/2036		1,480	1,486	6.63%, 5/15/2021	300	306
4.40%, 7/1/2046		1,050	1,035	Six Flags Entertainment Corp
5.50%, 3/15/2057(l)		1,200	1,240	4.88%, 7/31/2024(h)	90	88
3 Month LIBOR + 3.63%				WMG Acquisition Corp
Southwestern Public Service Co				4.88%, 11/1/2024(h)	5	5
3.70%, 8/15/2047		1,290	1,215	5.00%, 8/1/2023(h)	595	591
State Grid Overseas Investment 2016 Ltd				5.50%, 4/15/2026(h)	25	25
3.50%, 5/4/2027		3,000	2,858			$7,408
Talen Energy Supply LLC				Environmental Control - 0.02%
7.00%, 10/15/2027		100	70	Clean Harbors Inc
Virginia Electric & Power Co				5.13%, 6/1/2021	320	322
4.45%, 2/15/2044		1,560	1,628	GFL Environmental Inc
4.65%, 8/15/2043		1,620	1,741	9.88%, 2/1/2021(h)	105	110
Vistra Energy Corp				Republic Services Inc
7.38%, 11/1/2022		935	985	3.80%, 5/15/2018	50	50
8.13%, 1/30/2026(h)		305	334			$482
Western Power Distribution West Midlands				Food - 1.23%
PLC				Arcor SAIC
5.75%, 4/16/2032	GBP	100	180	6.00%, 7/6/2023(h)	2,470	2,556
			$92,298	BI-LO LLC / BI-LO Finance Corp
Electronics - 0.04%				9.25%, 2/15/2019(h)	1,420	1,422
Ingram Micro Inc				Cencosud SA
5.45%, 12/15/2024		$45	44	4.38%, 7/17/2027(h)	2,025	1,919
Sanmina Corp				ESAL GmbH
4.38%, 6/1/2019(h)		155	156	6.25%, 2/5/2023	1,150	1,095
Tech Data Corp				General Mills Inc
3.70%, 2/15/2022		80	79	3.70%, 10/17/2023	1,325	1,322
Tyco Electronics Group SA				4.20%, 4/17/2028	2,190	2,158
1.10%, 3/1/2023	EUR	500	620	4.70%, 4/17/2048	1,745	1,684
2.38%, 12/17/2018		$150	150	Gruma SAB de CV
7.13%, 10/1/2037		105	144	4.88%, 12/1/2024(h)	1,175	1,215
			$1,193	Ingles Markets Inc
Energy - Alternate Sources - 0.00%				5.75%, 6/15/2023	1,340	1,337
TerraForm Power Operating LLC				JBS USA LUX SA / JBS USA Finance Inc
5.00%, 1/31/2028(h)		85	79	5.75%, 6/15/2025(h)	390	366
				7.25%, 6/1/2021(h)	725	730
Engineering & Construction - 0.14%				Kraft Heinz Foods Co
MasTec Inc				2.80%, 7/2/2020	6,475	6,428
4.88%, 3/15/2023		860	854	4.38%, 6/1/2046	75	67
Pisces Midco Inc				5.00%, 7/15/2035	1,155	1,171
8.00%, 4/15/2026(h)		245	245	5.20%, 7/15/2045	1,445	1,434
SBA Tower Trust				Lamb Weston Holdings Inc
2.90%, 10/15/2044 (h)		2,375	2,376	4.63%, 11/1/2024(h)	5	5
Tutor Perini Corp				4.88%, 11/1/2026(h)	705	699
6.88%, 5/1/2025(h)		1,065	1,091	McCormick & Co Inc/MD
			$4,566	3.15%, 8/15/2024	3,450	3,309
Entertainment - 0.23%				3.40%, 8/15/2027	755	714
AMC Entertainment Holdings Inc				New Albertsons LP
5.75%, 6/15/2025		50	48	7.45%, 8/1/2029	50	41

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Food (continued)				Healthcare - Products (continued)
Post Holdings Inc				Medtronic Inc (continued)
5.00%, 8/15/2026(h)		$1,145	$1,073	4.38%, 3/15/2035	$990	$1,026
5.75%, 3/1/2027(h)		15	15	Ortho-Clinical Diagnostics Inc / Ortho-
Sigma Finance Netherlands BV				Clinical Diagnostics SA
4.88%, 3/27/2028(h)		1,650	1,614	6.63%, 5/15/2022(h)	60	59
TreeHouse Foods Inc				Universal Hospital Services Inc
4.88%, 3/15/2022		340	337	7.63%, 8/15/2020	1,630	1,642
6.00%, 2/15/2024(h)		675	672			$27,469
Want Want China Finance Ltd				Healthcare - Services - 0.65%
2.88%, 4/27/2022		1,700	1,645	Acadia Healthcare Co Inc
Wm Wrigley Jr Co				5.63%, 2/15/2023	115	116
2.40%, 10/21/2018 (h)		1,650	1,647	Centene Corp
3.38%, 10/21/2020 (h)		2,745	2,760	4.75%, 5/15/2022	300	303
			$39,435	5.63%, 2/15/2021	450	462
Food Service - 0.00%				6.13%, 2/15/2024	655	686
Aramark Services Inc				CHS/Community Health Systems Inc
5.00%, 2/1/2028(h)		75	73	6.88%, 2/1/2022	230	125
				DaVita Inc
Forest Products & Paper - 0.19%				5.13%, 7/15/2024	165	160
Domtar Corp				HCA Healthcare Inc
6.25%, 9/1/2042		1,550	1,584	6.25%, 2/15/2021	505	531
International Paper Co				HCA Inc
3.00%, 2/15/2027		75	68	4.50%, 2/15/2027	160	153
4.35%, 8/15/2048		2,470	2,249	4.75%, 5/1/2023	2,100	2,116
4.40%, 8/15/2047		1,440	1,329	5.00%, 3/15/2024	2,565	2,594
Sappi Papier Holding GmbH				5.25%, 4/15/2025	115	116
7.50%, 6/15/2032(h)		630	676	5.25%, 6/15/2026	350	352
Smurfit Kappa Acquisitions ULC				5.50%, 6/15/2047	1,480	1,399
4.88%, 9/15/2018(h)		200	200	5.88%, 3/15/2022	10	10
			$6,106	6.50%, 2/15/2020	405	423
Gas - 0.30%				Humana Inc
AmeriGas Partners LP / AmeriGas Finance				3.85%, 10/1/2024	2,100	2,091
Corp				4.95%, 10/1/2044	830	878
5.50%, 5/20/2025		95	93	Kindred Healthcare Inc
Boston Gas Co				8.00%, 1/15/2020	40	43
3.15%, 8/1/2027(h)		125	119	MPH Acquisition Holdings LLC
Dominion Energy Gas Holdings LLC				7.13%, 6/1/2024(h)	1,090	1,112
2.80%, 11/15/2020		3,640	3,604	Polaris Intermediate Corp
NGL Energy Partners LP / NGL Energy				8.50%, PIK 9.25%, 12/1/2022(h),(j),(k)	1,305	1,325
Finance Corp				Tenet Healthcare Corp
6.88%, 10/15/2021		300	300	4.63%, 7/15/2024(h)	1,125	1,086
7.50%, 11/1/2023		1,830	1,826	6.00%, 10/1/2020	455	470
Southern Co Gas Capital Corp				7.50%, 1/1/2022(h)	10	10
4.40%, 5/30/2047		2,245	2,235	8.13%, 4/1/2022	725	755
Talent Yield Investments Ltd				UnitedHealth Group Inc
4.50%, 4/25/2022(h)		1,500	1,519	4.63%, 7/15/2035	2,005	2,143
			$9,696	WellCare Health Plans Inc
Healthcare - Products - 0.86%				5.25%, 4/1/2025	1,260	1,266
Abbott Laboratories						$20,725
2.90%, 11/30/2021		2,875	2,835	Home Builders - 0.21%
4.90%, 11/30/2046		1,790	1,937	Beazer Homes USA Inc
Avantor Inc				8.75%, 3/15/2022	65	70
9.00%, 10/1/2025(h)		40	41	Century Communities Inc
Becton Dickinson and Co				5.88%, 7/15/2025	2,010	1,912
1.00%, 12/15/2022	EUR	500	606	KB Home
3.06%, 6/6/2022		$2,235	2,251	4.75%, 5/15/2019	390	392
3 Month LIBOR + 1.03%				7.00%, 12/15/2021	300	318
3.70%, 6/6/2027		8,905	8,435	Lennar Corp
Covidien International Finance SA				4.13%, 12/1/2018	495	495
4.20%, 6/15/2020		5,710	5,856	4.50%, 4/30/2024	1,440	1,404
DJO Finance LLC / DJO Finance Corp				4.75%, 11/15/2022	50	50
8.13%, 6/15/2021(h)		775	776	8.38%, 1/15/2021(h)	65	72
Hill-Rom Holdings Inc				PulteGroup Inc
5.75%, 9/1/2023(h)		610	630	5.50%, 3/1/2026	90	92
Kinetic Concepts Inc / KCI USA Inc				Taylor Morrison Communities Inc / Taylor
7.88%, 2/15/2021(h)		860	891	Morrison Holdings II Inc
Mallinckrodt International Finance SA /				5.63%, 3/1/2024(h)	730	730
Mallinckrodt CB LLC				Toll Brothers Finance Corp
4.88%, 4/15/2020(h)		330	315	4.88%, 3/15/2027	60	58
5.75%, 8/1/2022(h)		95	79
Medtronic Inc
2.50%, 3/15/2020		90	90

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Home Builders (continued)				Insurance (continued)
TRI Pointe Group Inc				Voya Financial Inc
4.88%, 7/1/2021		$150	$150	5.65%, 5/15/2053(l)	$4,145	$4,224
TRI Pointe Group Inc / TRI Pointe Homes				3 Month LIBOR + 3.58%
Inc				XLIT Ltd
5.88%, 6/15/2024		65	66	4.81%, 12/31/2049(g)	590	589
Williams Scotsman International Inc				3 Month LIBOR + 2.46%
7.88%, 12/15/2022 (h)		985	1,025			$55,466
			$6,834	Internet - 0.44%
Home Equity Asset Backed Securities - 0.04%				Alibaba Group Holding Ltd
First NLC Trust 2005-1				3.13%, 11/28/2021	200	199
2.39%, 5/25/2035		247	231	3.40%, 12/6/2027	2,175	2,048
1 Month LIBOR + 0.50%				Baidu Inc
JP Morgan Mortgage Acquisition Trust 2006-				2.88%, 7/6/2022	2,550	2,454
CW2				3.63%, 7/6/2027	1,000	942
2.05%, 8/25/2036		494	490	3.88%, 9/29/2023	2,150	2,132
1 Month LIBOR + 0.15%				Match Group Inc
Saxon Asset Securities Trust 2004-1				5.00%, 12/15/2027(h)	60	59
3.43%, 3/25/2035		282	163	Netflix Inc
1 Month LIBOR + 1.70%				4.38%, 11/15/2026	995	930
Specialty Underwriting & Residential Finance				5.38%, 2/1/2021	200	206
Trust Series 2004-BC1				5.88%, 11/15/2028(h)	135	135
2.66%, 2/25/2035		303	300	Symantec Corp
1 Month LIBOR + 0.77%				5.00%, 4/15/2025(h)	55	55
			$1,184	Tencent Holdings Ltd
Housewares - 0.05%				2.99%, 1/19/2023(h)	1,275	1,234
Newell Brands Inc				3.60%, 1/19/2028(h)	1,210	1,150
5.00%, 11/15/2023		1,605	1,643	3.80%, 2/11/2025(h)	1,200	1,190
				Zayo Group LLC / Zayo Capital Inc
Insurance - 1.73%				5.75%, 1/15/2027(h)	65	64
Aegon NV				6.00%, 4/1/2023	1,200	1,236
4.00%, 4/25/2044(l)	EUR	250	331			$14,034
Euribor 3 Month + 3.35%				Iron & Steel - 0.33%
AIA Group Ltd				AK Steel Corp
3.90%, 4/6/2028(h)		$2,540	2,526	6.38%, 10/15/2025	610	571
American International Group Inc				7.00%, 3/15/2027	495	480
3.30%, 3/1/2021		2,140	2,134	7.50%, 7/15/2023	475	499
3.75%, 7/10/2025		1,385	1,356	7.63%, 10/1/2021	245	250
3.90%, 4/1/2026		6,875	6,722	Allegheny Technologies Inc
4.50%, 7/16/2044		4,055	3,896	7.88%, 8/15/2023	65	70
Arch Capital Finance LLC				ArcelorMittal
4.01%, 12/15/2026		2,845	2,825	5.75%, 3/1/2021	240	251
5.03%, 12/15/2046		915	990	7.25%, 10/15/2039	965	1,144
AssuredPartners Inc				Big River Steel LLC / BRS Finance Corp
7.00%, 8/15/2025(h)		660	652	7.25%, 9/1/2025(h)	95	99
AXA Equitable Holdings Inc				Cleveland-Cliffs Inc
5.00%, 4/20/2048(h)		2,090	2,003	4.88%, 1/15/2024(h)	50	49
Brighthouse Financial Inc				Commercial Metals Co
3.70%, 6/22/2027(h)		6,950	6,293	4.88%, 5/15/2023	20	20
4.70%, 6/22/2047(h)		4,805	4,183	United States Steel Corp
Catlin Insurance Co Ltd				6.25%, 3/15/2026	75	74
5.33%, 7/29/2049(g),(h)		2,050	2,037	Vale Overseas Ltd
3 Month LIBOR + 2.98%				4.38%, 1/11/2022	1,524	1,539
Chubb INA Holdings Inc				6.25%, 8/10/2026	700	772
1.55%, 3/15/2028	EUR	650	783	6.88%, 11/21/2036	2,340	2,713
CNO Financial Group Inc				Vale SA
4.50%, 5/30/2020		$230	231	5.63%, 9/11/2042	1,950	2,021
5.25%, 5/30/2025		70	71			$10,552
Genworth Holdings Inc				Leisure Products & Services - 0.09%
7.63%, 9/24/2021		120	113	Constellation Merger Sub Inc
HUB International Ltd				8.50%, 9/15/2025(h)	1,115	1,087
7.00%, 5/1/2026(h)		230	230	NCL Corp Ltd
Liberty Mutual Group Inc				4.75%, 12/15/2021(h)	213	216
5.03%, 3/7/2067(h)		2,345	2,310	Silversea Cruise Finance Ltd
3 Month LIBOR + 2.91%				7.25%, 2/1/2025(h)	1,440	1,524
Markel Corp						$2,827
3.50%, 11/1/2027		1,600	1,508	Lodging - 0.14%
4.30%, 11/1/2047		1,265	1,185	Boyd Gaming Corp
5.00%, 4/5/2046		3,655	3,828	6.38%, 4/1/2026	60	63
Prudential Financial Inc				6.88%, 5/15/2023	10	10
5.63%, 6/15/2043(l)		4,260	4,446	Jack Ohio Finance LLC / Jack Ohio Finance 1
3 Month LIBOR + 3.92%				Corp
				6.75%, 11/15/2021(h)	1,575	1,626

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Lodging (continued)				Media (continued)
MGM Resorts International				Discovery Communications
6.00%, 3/15/2023		$705	$738	LLC (continued)
6.63%, 12/15/2021		1,020	1,091	2.91%, 9/20/2019		$125	$126
Wynn Las Vegas LLC / Wynn Las Vegas				3 Month LIBOR + 0.71%
Capital Corp				5.00%, 9/20/2037		6,705	6,568
5.25%, 5/15/2027(h)		1,000	968	5.20%, 9/20/2047		1,760	1,721
5.50%, 3/1/2025(h)		90	90	DISH DBS Corp
			$4,586	5.13%, 5/1/2020		795	791
Machinery - Construction & Mining - 0.03%				5.88%, 7/15/2022		1,230	1,131
BlueLine Rental Finance Corp / BlueLine				5.88%, 11/15/2024		1,220	1,039
Rental LLC				6.75%, 6/1/2021		1,590	1,582
9.25%, 3/15/2024(h)		1,045	1,111	7.75%, 7/1/2026		765	696
				Meredith Corp
Machinery - Diversified - 0.07%				6.88%, 2/1/2026(h)		2,090	2,113
Apergy Corp				Myriad International Holdings BV
6.38%, 5/1/2026(h),(i)		140	142	4.85%, 7/6/2027(h)		1,700	1,708
Cloud Crane LLC				5.50%, 7/21/2025(h)		775	817
10.13%, 8/1/2024(h)		1,640	1,784	NBCUniversal Media LLC
CNH Industrial Capital LLC				4.45%, 1/15/2043		201	197
4.88%, 4/1/2021		330	341	5.15%, 4/30/2020		4,935	5,140
			$2,267	Nexstar Broadcasting Inc
Media - 3.01%				5.63%, 8/1/2024(h)		55	54
21st Century Fox America Inc				Quebecor Media Inc
4.75%, 9/15/2044		15	16	5.75%, 1/15/2023		50	51
5.40%, 10/1/2043		1,555	1,787	Radiate Holdco LLC / Radiate Finance Inc
6.15%, 2/15/2041		605	754	6.63%, 2/15/2025(h)		760	705
6.40%, 12/15/2035		1,745	2,170	6.88%, 2/15/2023(h)		265	256
Altice Financing SA				Sinclair Television Group Inc
6.63%, 2/15/2023(h)		870	870	5.38%, 4/1/2021		130	131
Altice Finco SA				Sirius XM Radio Inc
8.13%, 1/15/2024(h)		520	534	6.00%, 7/15/2024(h)		280	288
Altice France SA/France				TEGNA Inc
6.00%, 5/15/2022(h)		1,145	1,129	6.38%, 10/15/2023		140	145
Altice Luxembourg SA				Time Warner Cable LLC
7.75%, 5/15/2022(h)		1,060	1,012	5.88%, 11/15/2040		1,780	1,826
AMC Networks Inc				6.75%, 7/1/2018		920	926
4.75%, 12/15/2022		120	121	8.75%, 2/14/2019		1,165	1,216
4.75%, 8/1/2025		970	921	Time Warner Inc
5.00%, 4/1/2024		555	543	1.95%, 9/15/2023	EUR	250	318
Cablevision Systems Corp				2.10%, 6/1/2019		$1,080	1,070
5.88%, 9/15/2022		130	128	3.60%, 7/15/2025		1,755	1,697
CCO Holdings LLC / CCO Holdings Capital				3.88%, 1/15/2026		2,515	2,459
Corp				4.05%, 12/15/2023		3,670	3,711
5.13%, 5/1/2023(h)		3,500	3,516	Univision Communications Inc
5.13%, 5/1/2027(h)		355	333	5.13%, 2/15/2025(h)		100	92
5.25%, 9/30/2022		490	498	Viacom Inc
5.75%, 2/15/2026(h)		360	357	4.25%, 9/1/2023		1,310	1,317
Charter Communications Operating LLC /				4.38%, 3/15/2043		3,200	2,837
Charter Communications Operating Capital				Virgin Media Finance PLC
4.20%, 3/15/2028		4,640	4,393	5.75%, 1/15/2025(h)		205	194
5.75%, 4/1/2048		2,370	2,351	6.00%, 10/15/2024(h)		405	397
6.48%, 10/23/2045		6,985	7,487	Virgin Media Secured Finance PLC
Clear Channel Worldwide Holdings Inc				5.25%, 1/15/2026(h)		380	362
6.50%, 11/15/2022		75	77	Vrio Finco 1 LLC / Vrio Finco 2 Inc
Comcast Corp				6.25%, 4/4/2023(h)		1,950	1,965
2.75%, 3/1/2023		4,180	4,048	Ziggo Bond Finance BV
3.15%, 3/1/2026		2,740	2,609	6.00%, 1/15/2027(h)		1,125	1,052
3.38%, 2/15/2025		6,605	6,428	Ziggo Secured Finance BV
3.55%, 5/1/2028		4,080	3,935	5.50%, 1/15/2027(h)		950	895
Cox Communications Inc							$96,742
3.15%, 8/15/2024(h)		100	95	Metal Fabrication & Hardware - 0.01%
CSC Holdings LLC				Grinding Media Inc / Moly-Cop AltaSteel
5.50%, 4/15/2027(h)		400	384	Ltd
6.63%, 10/15/2025 (h)		445	459	7.38%, 12/15/2023(h)		105	111
8.63%, 2/15/2019		185	193	Novelis Corp
10.13%, 1/15/2023 (h)		1,250	1,386	5.88%, 9/30/2026(h)		90	89
Discovery Communications LLC				Park-Ohio Industries Inc
1.90%, 3/19/2027	EUR	300	357	6.63%, 4/15/2027		5	5
2.38%, 3/7/2022		200	258				$205
				Mining - 1.04%
				Aleris International Inc
				7.88%, 11/1/2020		450	443

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)				Miscellaneous Manufacturers (continued)
Aleris International Inc (continued)				LSB Industries Inc
9.50%, 4/1/2021(h)		$450	$469	9.63%, 5/1/2023(h)		$100	$100
Barrick North America Finance LLC				Siemens Financieringsmaatschappij NV
4.40%, 5/30/2021		3,329	3,439	2.70%, 3/16/2022(h)		3,150	3,084
5.75%, 5/1/2043		15	17	2.75%, 9/10/2025	GBP	100	145
7.50%, 9/15/2038		1,610	2,072				$25,948
BHP Billiton Finance USA Ltd				Mortgage Backed Securities - 4.43%
5.00%, 9/30/2043		25	28	Fannie Mae Connecticut Avenue Securities
6.75%, 10/19/2075 (h),(l)		1,835	2,041	2.50%, 7/25/2030		$9,812	9,800
USSW5 Index Spread + 5.09%				1 Month LIBOR + 0.60%
Constellium NV				2.55%, 8/25/2030		4,808	4,809
5.88%, 2/15/2026(h)		435	428	1 Month LIBOR + 0.65%
6.63%, 3/1/2025(h)		805	816	2.65%, 2/25/2030		3,663	3,667
Corp Nacional del Cobre de Chile				1 Month LIBOR + 0.75%
4.50%, 9/16/2025(h)		1,000	1,023	3.35%, 1/25/2029		4,283	4,317
First Quantum Minerals Ltd				1 Month LIBOR + 1.45%
7.50%, 4/1/2025(h)		1,290	1,276	Fannie Mae REMIC Trust 2005-W2
FMG Resources August 2006 Pty Ltd				2.10%, 5/25/2035		249	248
5.13%, 3/15/2023(h)		685	682	1 Month LIBOR + 0.20%
5.13%, 5/15/2024(h)		105	104	Fannie Mae REMICS
9.75%, 3/1/2022(h)		146	161	2.25%, 7/25/2040		124	118
Freeport-McMoRan Inc				3.00%, 4/25/2027(m)		3,414	311
3.88%, 3/15/2023		280	268	3.50%, 9/25/2027(m)		5,689	614
4.55%, 11/14/2024		680	656	3.50%, 11/25/2027(m)		1,487	141
6.88%, 2/15/2023		15	16	3.50%, 5/25/2028(m)		2,158	194
Glencore Finance Canada Ltd				3.50%, 3/25/2031(m)		3,746	297
5.55%, 10/25/2042 (h)		3,002	3,106	4.00%, 4/25/2043(m)		731	115
Glencore Finance Europe Ltd				4.15%, 3/25/2047(m)		6,164	1,125
1.88%, 9/13/2023	EUR	170	213	(1.00) x 1 Month LIBOR + 6.05%
Glencore Funding LLC				4.20%, 2/25/2043(m)		4,985	844
3.00%, 10/27/2022 (h)		$25	24	(1.00) x 1 Month LIBOR + 6.10%
3.88%, 10/27/2027 (h)		3,190	2,998	4.20%, 9/25/2046(m)		6,066	912
IAMGOLD Corp				(1.00) x 1 Month LIBOR + 6.10%
7.00%, 4/15/2025(h)		1,430	1,459	4.25%, 7/25/2047(m)		4,160	825
Kinross Gold Corp				(1.00) x 1 Month LIBOR + 6.15%
5.95%, 3/15/2024		60	63	4.25%, 9/25/2047(m)		10,715	1,959
Newmont Mining Corp				(1.00) x 1 Month LIBOR + 6.15%
4.88%, 3/15/2042		470	486	4.60%, 12/25/2021(m)		310	13
5.13%, 10/1/2019		1,800	1,850	(1.00) x 1 Month LIBOR + 6.50%
6.25%, 10/1/2039		1,005	1,206	4.60%, 3/25/2022(m)		283	15
Northwest Acquisitions ULC / Dominion				(1.00) x 1 Month LIBOR + 6.50%
Finco Inc				21.03%, 8/25/2035 (m)		7	1
7.13%, 11/1/2022(h)		315	321	(10.00) x 1 Month LIBOR + 40.00%
Southern Copper Corp				Freddie Mac REMICS
6.75%, 4/16/2040		1,085	1,311	2.00%, 2/15/2036		644	617
Taseko Mines Ltd				3.00%, 9/15/2025(m)		2,242	86
8.75%, 6/15/2022(h)		1,310	1,356	3.00%, 5/15/2027(m)		4,622	320
Teck Resources Ltd				3.00%, 10/15/2027(m)		938	85
3.75%, 2/1/2023		5	5	3.00%, 2/15/2029(m)		5,937	480
6.25%, 7/15/2041		1,350	1,431	3.50%, 2/15/2028(m)		3,651	308
8.50%, 6/1/2024(h)		215	240	3.50%, 1/15/2040(m)		3,926	430
Vedanta Resources PLC				3.50%, 3/15/2041(m)		5,622	758
6.13%, 8/9/2024(h)		2,500	2,405	4.00%, 4/15/2025(m)		2,968	133
6.38%, 7/30/2022(h)		900	906	4.75%, 5/15/2026(m)		2,762	229
			$33,319	(1.00) x 1 Month LIBOR + 6.65%
Miscellaneous Manufacturers - 0.81%				4.85%, 9/15/2034(m)		443	29
Bombardier Inc				(1.00) x 1 Month LIBOR + 6.75%
6.13%, 1/15/2023(h)		415	418	Freddie Mac Structured Agency Credit Risk
7.50%, 12/1/2024(h)		825	868	Debt Notes
7.50%, 3/15/2025(h)		1,320	1,373	2.45%, 4/25/2030		8,792	8,794
8.75%, 12/1/2021(h)		1,195	1,330	1 Month LIBOR + 0.55%
General Electric Co				2.70%, 3/25/2029		4,239	4,241
1.25%, 5/26/2023	EUR	320	395	1 Month LIBOR + 0.80%
2.70%, 10/9/2022		$180	174	2.70%, 3/25/2029		1,337	1,339
4.50%, 3/11/2044		6,610	6,398	1 Month LIBOR + 0.80%
5.00%, 12/31/2049 (g),(l)		7,300	7,227	2.80%, 10/25/2027		674	674
3 Month LIBOR + 3.33%				1 Month LIBOR + 0.90%
5.30%, 2/11/2021		644	676	3.00%, 12/25/2028		186	186
6.88%, 1/10/2039		2,955	3,760	1 Month LIBOR + 1.10%
				4.75%, 4/25/2028		4,421	4,586
				1 Month LIBOR + 2.85%
				Ginnie Mae
				1.75%, 10/16/2037		283	279

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Ginnie Mae (continued)			Ginnie Mae (continued)
3.17%, 9/16/2043(m)	$9,127	$810	4.85%, 11/20/2045(m)		$3,252	$601
(1.00) x 1 Month LIBOR + 5.05%			(1.00) x 1 Month LIBOR + 6.75%
3.50%, 2/20/2040(m)	3,446	472	5.01%, 4/20/2041(m)		1,836	350
3.50%, 10/20/2042 (m)	12,093	2,429	(1.10) x 1 Month LIBOR + 7.10%
3.50%, 1/20/2043(m)	5,079	1,156	JP Morgan Mortgage Trust 2014-1
3.70%, 4/20/2045(m)	6,158	798	3.50%, 1/25/2044(h),(j)		1,887	1,888
(1.00) x 1 Month LIBOR + 5.60%			JP Morgan Mortgage Trust 2016-2
3.75%, 8/16/2045(m)	9,949	1,181	2.86%, 6/25/2046(h),(j)		7,298	7,254
(1.00) x 1 Month LIBOR + 5.65%			JP Morgan Mortgage Trust 2016-3
4.00%, 3/16/2039(m)	3,008	424	3.50%, 10/25/2046(h),(j)		5,970	5,925
4.00%, 9/20/2040(m)	2,965	489	JP Morgan Mortgage Trust 2017-3
4.15%, 11/20/2040 (m)	3,560	539	3.50%, 8/25/2047(h),(j)		4,938	4,888
(1.00) x 1 Month LIBOR + 6.05%			JP Morgan Mortgage Trust 2017-4
4.15%, 8/20/2042(m)	8,084	1,388	3.50%, 11/25/2048(h),(j)		5,337	5,283
(1.00) x 1 Month LIBOR + 6.05%			JP Morgan Mortgage Trust 2017-6
4.15%, 5/20/2046(m)	6,361	1,042	3.50%, 12/25/2048(h),(j)		5,682	5,621
(1.00) x 1 Month LIBOR + 6.05%			JP Morgan Mortgage Trust 2018-1
4.20%, 11/20/2041 (m)	3,873	652	3.50%, 6/25/2048(h),(j)		5,707	5,646
(1.00) x 1 Month LIBOR + 6.10%			Merrill Lynch Mortgage Investors Trust Series
4.20%, 2/20/2046(m)	7,919	1,406	2005	-A8
(1.00) x 1 Month LIBOR + 6.10%			2.25%, 8/25/2036		108	106
4.20%, 6/20/2046(m)	8,415	1,511	1 Month LIBOR + 0.35%
(1.00) x 1 Month LIBOR + 6.10%			Sequoia Mortgage Trust 2016-3
4.20%, 6/20/2046(m)	10,777	1,873	3.50%, 11/25/2046(h),(j)		3,619	3,576
(1.00) x 1 Month LIBOR + 6.10%			Wells Fargo Mortgage Backed Securities
4.20%, 8/20/2046(m)	11,431	2,073	2005-AR16 Trust
(1.00) x 1 Month LIBOR + 6.10%			3.93%, 3/25/2035(j)		177	176
4.20%, 9/20/2046(m)	8,986	1,798				$142,440
(1.00) x 1 Month LIBOR + 6.10%			Oil & Gas - 3.07%
4.25%, 8/20/2044(m)	3,142	569	Anadarko Petroleum Corp
(1.00) x 1 Month LIBOR + 6.15%			3.45%, 7/15/2024		2,985	2,873
4.25%, 4/20/2047(m)	7,993	1,586	6.60%, 3/15/2046		1,360	1,669
(1.00) x 1 Month LIBOR + 6.15%			Antero Resources Corp
4.30%, 8/20/2042(m)	3,772	563	5.13%, 12/1/2022		80	80
(1.00) x 1 Month LIBOR + 6.20%			Ascent Resources Utica Holdings LLC / ARU
4.30%, 11/20/2045 (m)	6,223	1,010	Finance Corp
(1.00) x 1 Month LIBOR + 6.20%			10.00%, 4/1/2022(h)		1,665	1,790
4.30%, 7/20/2047(m)	8,742	1,778	BP Capital Markets PLC
(1.00) x 1 Month LIBOR + 6.20%			3.02%, 1/16/2027		95	90
4.30%, 7/20/2047(m)	7,126	1,362	3.72%, 11/28/2028		95	95
(1.00) x 1 Month LIBOR + 6.20%			Canadian Natural Resources Ltd
4.30%, 8/20/2047(m)	3,519	706	3.85%, 6/1/2027		2,000	1,935
(1.00) x 1 Month LIBOR + 6.20%			3.90%, 2/1/2025		2,005	1,977
4.30%, 8/20/2047(m)	12,664	2,415	4.95%, 6/1/2047		1,120	1,152
(1.00) x 1 Month LIBOR + 6.20%			Carrizo Oil & Gas Inc
4.30%, 8/20/2047(m)	6,783	1,432	6.25%, 4/15/2023		50	51
(1.00) x 1 Month LIBOR + 6.20%			7.50%, 9/15/2020		196	198
4.30%, 8/20/2047(m)	4,447	888	8.25%, 7/15/2025		350	375
(1.00) x 1 Month LIBOR + 6.20%			Chesapeake Energy Corp
4.30%, 8/20/2047(m)	14,435	2,829	8.00%, 12/15/2022(h)		693	735
(1.00) x 1 Month LIBOR + 6.20%			8.00%, 1/15/2025(h)		460	446
4.30%, 9/20/2047(m)	9,690	1,759	8.00%, 6/15/2027(h)		560	539
(1.00) x 1 Month LIBOR + 6.20%			Chesapeake Oil Op/Fin Escrow Shares
4.30%, 9/20/2047(m)	9,749	1,958	0.00%, 11/15/2019(a),(c),(d)		1,385	—
(1.00) x 1 Month LIBOR + 6.20%			Chevron Corp
4.30%, 11/20/2047 (m)	6,869	1,311	1.99%, 3/3/2020		515	508
(1.00) x 1 Month LIBOR + 6.20%			CNOOC Finance 2013 Ltd
4.35%, 6/20/2044(m)	16,908	2,203	3.00%, 5/9/2023		1,850	1,768
(1.00) x 1 Month LIBOR + 6.25%			CNX Resources Corp
4.35%, 8/16/2045(m)	5,904	1,022	5.88%, 4/15/2022		65	65
(1.00) x 1 Month LIBOR + 6.25%			Concho Resources Inc
4.35%, 10/20/2047 (m)	6,667	1,339	3.75%, 10/1/2027		95	91
(1.00) x 1 Month LIBOR + 6.25%			4.38%, 1/15/2025		4,920	4,970
4.50%, 5/16/2043(m)	2,516	529	4.88%, 10/1/2047		30	31
4.50%, 4/16/2044(m)	724	143	Continental Resources Inc/OK
4.75%, 12/20/2040 (m)	5,576	1,034	3.80%, 6/1/2024		5,478	5,341
(1.00) x 1 Month LIBOR + 6.65%			4.38%, 1/15/2028(h)		75	74
4.75%, 4/16/2042(m)	3,978	750	4.50%, 4/15/2023		750	759
(1.00) x 1 Month LIBOR + 6.65%			4.90%, 6/1/2044		2,185	2,141
			5.00%, 9/15/2022		300	305

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
CrownRock LP / CrownRock Finance Inc			Rowan Cos Inc
5.63%, 10/15/2025 (h)	$1,095	$1,081	4.88%, 6/1/2022	$130	$120
Denbury Resources Inc			Sanchez Energy Corp
9.00%, 5/15/2021(h)	40	42	6.13%, 1/15/2023	75	54
Devon Energy Corp			7.25%, 2/15/2023(h)	415	419
5.60%, 7/15/2041	1,590	1,754	Seven Generations Energy Ltd
Diamond Offshore Drilling Inc			5.38%, 9/30/2025(h)	15	15
4.88%, 11/1/2043	130	94	Shell International Finance BV
Ecopetrol SA			4.00%, 5/10/2046	1,815	1,775
7.38%, 9/18/2043	770	882	Sinopec Group Overseas Development 2017
Encana Corp			Ltd
5.15%, 11/15/2041	2,360	2,435	2.50%, 9/13/2022(h)	3,850	3,649
6.50%, 5/15/2019	9,725	10,058	SM Energy Co
6.50%, 2/1/2038	630	761	6.13%, 11/15/2022	55	56
Endeavor Energy Resources LP / EER Finance			Southwestern Energy Co
Inc			7.75%, 10/1/2027	990	1,022
5.50%, 1/30/2026(h)	380	382	Suncor Energy Inc
EP Energy LLC / Everest Acquisition Finance			4.00%, 11/15/2047	3,085	2,947
Inc			Sunoco LP / Sunoco Finance Corp
8.00%, 11/29/2024 (h)	525	543	4.88%, 1/15/2023(h)	1,235	1,216
9.38%, 5/1/2024(h)	1,065	815	5.50%, 2/15/2026(h)	565	545
Extraction Oil & Gas Inc			5.88%, 3/15/2028(h)	50	49
7.38%, 5/15/2024(h)	950	993	Tengizchevroil Finance Co International Ltd
Exxon Mobil Corp			4.00%, 8/15/2026(h)	1,175	1,110
2.22%, 3/1/2021	185	182	Transocean Inc
4.11%, 3/1/2046	15	15	9.00%, 7/15/2023(h)	155	167
Gulfport Energy Corp			Ultra Resources Inc
6.38%, 5/15/2025	640	614	6.88%, 4/15/2022(h)	820	603
Halcon Resources Corp			Unit Corp
6.75%, 2/15/2025	685	684	6.63%, 5/15/2021	960	960
Hess Infrastructure Partners LP / Hess			Whiting Petroleum Corp
Infrastructure Partners Finance Corp			5.75%, 3/15/2021	810	829
5.63%, 2/15/2026(h)	735	742	6.25%, 4/1/2023	925	952
Jagged Peak Energy LLC			6.63%, 1/15/2026(h)	90	92
5.88%, 5/1/2026(h),(i)	450	452	WildHorse Resource Development Corp
Marathon Oil Corp			6.88%, 2/1/2025	960	974
6.60%, 10/1/2037	4,235	5,127	6.88%, 2/1/2025(h)	45	46
Marathon Petroleum Corp			WPX Energy Inc
4.75%, 9/15/2044	222	219	5.25%, 9/15/2024	15	15
MEG Energy Corp			YPF SA
6.50%, 1/15/2025(h)	1,515	1,515	6.95%, 7/21/2027(h)	2,120	2,086
7.00%, 3/31/2024(h)	75	67			$98,767
Murphy Oil Corp			Oil & Gas Services - 0.36%
4.45%, 12/1/2022	105	103	Archrock Partners LP / Archrock Partners
Nabors Industries Inc			Finance Corp
5.00%, 9/15/2020	50	50	6.00%, 10/1/2022	985	985
5.75%, 2/1/2025(h)	700	663	Baker Hughes a GE Co LLC / Baker Hughes
Newfield Exploration Co			Co-Obligor Inc
5.63%, 7/1/2024	80	85	2.77%, 12/15/2022	1,470	1,428
Noble Holding International Ltd			3.34%, 12/15/2027	165	155
7.88%, 2/1/2026(h)	50	50	4.08%, 12/15/2047	1,190	1,092
Oasis Petroleum Inc			Halliburton Co
6.25%, 5/1/2026(c),(h),(i)	360	360	3.80%, 11/15/2025	1,509	1,499
6.50%, 11/1/2021	640	656	4.75%, 8/1/2043	2,335	2,411
6.88%, 3/15/2022	290	299	PHI Inc
6.88%, 1/15/2023	1,000	1,026	5.25%, 3/15/2019	755	725
Parsley Energy LLC / Parsley Finance Corp			Schlumberger Investment SA
5.38%, 1/15/2025(h)	80	80	3.30%, 9/14/2021(h)	1,155	1,155
Petrobras Global Finance BV			SESI LLC
5.30%, 1/27/2025(h)	2,950	2,901	7.13%, 12/15/2021	40	41
7.38%, 1/17/2027	5,700	6,113	USA Compression Partners LP / USA
Petroleos Mexicanos			Compression Finance Corp
5.35%, 2/12/2028(h)	1,232	1,172	6.88%, 4/1/2026(h)	670	683
6.50%, 3/13/2027	3,935	4,075	Weatherford International Ltd
6.88%, 8/4/2026	1,405	1,505	4.50%, 4/15/2022	500	443
Pioneer Natural Resources Co			8.25%, 6/15/2023	535	503
3.45%, 1/15/2021	160	161	9.88%, 2/15/2024	360	346
4.45%, 1/15/2026	25	26			$11,466
QEP Resources Inc
5.25%, 5/1/2023	50	49
5.63%, 3/1/2026	90	86
Range Resources Corp
5.00%, 3/15/2023	95	91

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities - 0.34%				Pharmaceuticals (continued)
Chase Funding Trust Series 2003-5				Allergan Funding SCS (continued)
2.50%, 7/25/2033		$612	$591	3.85%, 6/15/2024	$1,420	$1,383
1 Month LIBOR + 0.60%				4.55%, 3/15/2035	1,835	1,728
Chase Funding Trust Series 2004-1				4.85%, 6/15/2044	2,640	2,539
2.36%, 12/25/2033		23	22	CVS Health Corp
1 Month LIBOR + 0.46%				2.75%, 12/1/2022	170	163
Dell Equipment Finance Trust 2017-2				2.80%, 7/20/2020	50	50
2.20%, 2/24/2020(h)		6,000	6,004	3.70%, 3/9/2023	1,475	1,467
1 Month LIBOR + 0.30%				4.13%, 5/15/2021	130	133
DLL Securitization Trust 2017-A				4.30%, 3/25/2028	475	470
1.89%, 7/15/2020(h)		3,500	3,482	4.75%, 12/1/2022	3,125	3,254
Kubota Credit Owner Trust 2015-1				4.78%, 3/25/2038	3,340	3,303
1.54%, 3/15/2019(h)		406	406	4.88%, 7/20/2035	1,355	1,383
Popular ABS Mortgage Pass-Through Trust				5.00%, 12/1/2024	4,935	5,178
2005-1				5.05%, 3/25/2048	5,330	5,415
2.17%, 5/25/2035		412	411	Endo Finance LLC / Endo Finco Inc
1 Month LIBOR + 0.27%				5.38%, 1/15/2023(h)	80	58
			$10,916	Pfizer Inc
Packaging & Containers - 0.58%				2.20%, 12/15/2021	265	259
ARD Finance SA				Shire Acquisitions Investments Ireland DAC
7.13%, PIK 7.88%, 9/15/2023(j),(k)		715	731	2.40%, 9/23/2021	310	297
ARD Securities Finance SARL				2.88%, 9/23/2023	4,745	4,477
8.75%, PIK 8.75%, 1/31/2023(h),(j),(k)		145	153	3.20%, 9/23/2026	4,960	4,521
Ardagh Packaging Finance PLC / Ardagh				Valeant Pharmaceuticals International
Holdings USA Inc				6.75%, 8/15/2021(h)	2,065	2,078
4.63%, 5/15/2023(h)		200	200	7.25%, 7/15/2022(h)	430	434
6.00%, 2/15/2025(h)		1,325	1,340	Valeant Pharmaceuticals International Inc
Ball Corp				5.50%, 11/1/2025(h)	730	726
5.25%, 7/1/2025		100	103	5.63%, 12/1/2021(h)	630	609
Berry Global Inc				5.88%, 5/15/2023(h)	200	184
5.13%, 7/15/2023		120	121	Wyeth LLC
BWAY Holding Co				6.00%, 2/15/2036	565	697
5.50%, 4/15/2024(h)		90	90			$46,830
7.25%, 4/15/2025(h)		1,380	1,416	Pipelines - 2.73%
Coveris Holdings SA				Abu Dhabi Crude Oil Pipeline LLC
7.88%, 11/1/2019(h)		965	985	3.65%, 11/2/2029(h)	1,550	1,444
Crown Americas LLC / Crown Americas				Andeavor Logistics LP
Capital Corp IV				6.88%, 12/31/2049(g),(l)	3,260	3,314
4.50%, 1/15/2023		75	74	3 Month LIBOR + 4.65%
Crown Americas LLC / Crown Americas				Andeavor Logistics LP / Tesoro Logistics
Capital Corp V				Finance Corp
4.25%, 9/30/2026		443	410	3.50%, 12/1/2022	1,275	1,254
Crown Americas LLC / Crown Americas				4.25%, 12/1/2027	40	39
Capital Corp VI				6.25%, 10/15/2022	2	2
4.75%, 2/1/2026(h)		270	260	Antero Midstream Partners LP / Antero
Crown Cork & Seal Co Inc				Midstream Finance Corp
7.38%, 12/15/2026		1,615	1,797	5.38%, 9/15/2024	10	10
Flex Acquisition Co Inc				Blue Racer Midstream LLC / Blue Racer
6.88%, 1/15/2025(h)		1,205	1,211	Finance Corp
OI European Group BV				6.13%, 11/15/2022(h)	55	56
4.00%, 3/15/2023(h)		35	33	Cheniere Corpus Christi Holdings LLC
Owens-Brockway Glass Container Inc				5.13%, 6/30/2027	1,485	1,448
5.88%, 8/15/2023(h)		45	46	5.88%, 3/31/2025	90	93
Packaging Corp of America				Columbia Pipeline Group Inc
3.40%, 12/15/2027		70	66	3.30%, 6/1/2020	5,620	5,605
4.50%, 11/1/2023		5,775	5,940	DCP Midstream Operating LP
Reynolds Group Issuer Inc / Reynolds Group				5.35%, 3/15/2020(h)	5,400	5,558
Issuer LLC / Reynolds Group Issuer				9.75%, 3/15/2019(h)	230	242
(Luxembourg) S.A.				Enable Midstream Partners LP
5.13%, 7/15/2023(h)		1,150	1,157	4.40%, 3/15/2027	1,940	1,880
5.75%, 10/15/2020		262	264	Enbridge Inc
5.85%, 7/15/2021(h)		225	228	6.00%, 1/15/2077(l)	2,295	2,229
3 Month LIBOR + 3.50%				3 Month LIBOR + 3.89%
Signode Industrial Group Lux SA/Signode				Energy Transfer Equity LP
Industrial Group US Inc				5.88%, 1/15/2024	615	628
6.38%, 5/1/2022(h)		1,850	1,909	Energy Transfer Partners LP
			$18,534	4.05%, 3/15/2025	60	58
Pharmaceuticals - 1.46%				4.75%, 1/15/2026	125	125
AbbVie Inc				4.90%, 3/15/2035	1,420	1,340
4.45%, 5/14/2046		1,115	1,062	5.30%, 4/15/2047	1,125	1,050
Allergan Funding SCS
1.25%, 6/1/2024	EUR	540	641
3.45%, 3/15/2022		$4,395	4,321

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)				Private Equity (continued)
EnLink Midstream Partners LP				Icahn Enterprises LP / Icahn Enterprises
4.40%, 4/1/2024		$4,479	$4,441	Finance Corp (continued)
5.05%, 4/1/2045		50	45	6.38%, 12/15/2025		$900	$902
Enterprise Products Operating LLC							$2,616
3.70%, 2/15/2026		80	78	Real Estate - 0.03%
4.85%, 3/15/2044		1,270	1,311	Crescent Communities LLC/Crescent
5.38%, 2/15/2078(l)		6,530	6,175	Ventures Inc
3 Month LIBOR + 2.57%				8.88%, 10/15/2021(h)		654	687
Genesis Energy LP / Genesis Energy Finance				Greystar Real Estate Partners LLC
Corp				5.75%, 12/1/2025(h)		75	74
6.75%, 8/1/2022		115	117	Prologis LP
Kinder Morgan Energy Partners LP				1.38%, 10/7/2020	EUR	250	310
4.70%, 11/1/2042		2,625	2,397				$1,071
Kinder Morgan Inc/DE				Regional Authority - 0.08%
2.25%, 3/16/2027	EUR	275	341	Provincia de Buenos Aires/Argentina
3.05%, 12/1/2019		$1,575	1,570	7.88%, 6/15/2027(h)		$2,610	2,649
5.05%, 2/15/2046		645	619
5.63%, 11/15/2023 (h)		2,905	3,092
				REITs - 1.10%
MPLX LP				Alexandria Real Estate Equities Inc
4.00%, 3/15/2028		170	164	3.45%, 4/30/2025		10,240	9,769
4.50%, 7/15/2023		3,995	4,095	American Campus Communities Operating
4.70%, 4/15/2048		900	852	Partnership LP
5.20%, 3/1/2047		50	51	3.63%, 11/15/2027		3,140	2,925
NuStar Logistics LP				American Tower Corp
5.63%, 4/28/2027		1,345	1,274	3.60%, 1/15/2028		130	121
ONEOK Partners LP				CC Holdings GS V LLC / Crown Castle GS
3.80%, 3/15/2020		4,665	4,692	III Corp
4.90%, 3/15/2025		5	5	3.85%, 4/15/2023		2,320	2,312
Peru LNG Srl				Crown Castle International Corp
5.38%, 3/22/2030(h)		1,500	1,491
				3.80%, 2/15/2028		195	185
Phillips 66 Partners LP				Equinix Inc
4.90%, 10/1/2046		30	29	5.38%, 4/1/2023		730	750
Plains All American Pipeline LP / PAA				5.38%, 5/15/2027		190	193
Finance Corp				5.88%, 1/15/2026		925	957
4.50%, 12/15/2026		2,535	2,498	ESH Hospitality Inc
Sabine Pass Liquefaction LLC				5.25%, 5/1/2025(h)		55	54
4.20%, 3/15/2028		785	763	Healthcare Trust of America Holdings LP
5.00%, 3/15/2027		1,310	1,352	3.50%, 8/1/2026		2,195	2,056
5.75%, 5/15/2024		6,085	6,532	3.75%, 7/1/2027		2,940	2,783
Summit Midstream Holdings LLC / Summit				Iron Mountain Inc
Midstream Finance Corp				4.38%, 6/1/2021(h)		770	770
5.75%, 4/15/2025		965	921	5.25%, 3/15/2028(h)		305	287
Targa Resources Partners LP / Targa				Iron Mountain US Holdings Inc
Resources Partners Finance Corp				5.38%, 6/1/2026(h)		825	796
5.88%, 4/15/2026(h)		885	879
				iStar Inc
TransCanada PipeLines Ltd				4.63%, 9/15/2020		500	498
3.30%, 7/17/2025	CAD	320	249	5.00%, 7/1/2019		70	70
4.63%, 3/1/2034		$40	41	5.25%, 9/15/2022		335	325
5.00%, 10/16/2043		70	74	6.50%, 7/1/2021		445	453
7.13%, 1/15/2019		30	31	MGM Growth Properties Operating
Transportadora de Gas del Sur SA				Partnership LP / MGP Finance Co-Issuer Inc
6.75%, 5/2/2025(h),(i)		860	858
				5.63%, 5/1/2024		870	887
Transportadora de Gas Internacional SA ESP				MPT Operating Partnership LP / MPT Finance
5.70%, 3/20/2022		815	829	Corp
Western Gas Partners LP				6.38%, 3/1/2024		160	167
4.50%, 3/1/2028		2,200	2,173	RHP Hotel Properties LP / RHP Finance
4.65%, 7/1/2026		1,120	1,124	Corp
5.45%, 4/1/2044		3,475	3,443	5.00%, 4/15/2021		90	91
Williams Cos Inc/The				SBA Communications Corp
4.55%, 6/24/2024		85	85	4.88%, 9/1/2024		125	120
Williams Partners LP				Senior Housing Properties Trust
3.60%, 3/15/2022		3,185	3,153	4.75%, 2/15/2028		2,020	1,955
4.85%, 3/1/2048		1,745	1,676	Trust F/1401
5.10%, 9/15/2045		1,780	1,752	5.25%, 12/15/2024(h)		925	937
			$87,647	6.95%, 1/30/2044(h)		900	916
Private Equity - 0.08%				Uniti Group LP / Uniti Group Finance Inc /
Apollo Management Holdings LP				CSL Capital LLC
5.00%, 3/15/2048(h)		595	597	8.25%, 10/15/2023		35	34
Icahn Enterprises LP / Icahn Enterprises				VEREIT Operating Partnership LP
Finance Corp				4.13%, 6/1/2021		150	153
6.25%, 2/1/2022		1,095	1,117	Welltower Inc
				4.00%, 6/1/2025		4,635	4,548

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)				Semiconductors (continued)
Welltower Inc (continued)				Xilinx Inc
4.50%, 12/1/2034		$125	$195	2.95%, 6/1/2024	$5,025	$4,774
			$35,307			$23,823
Retail - 0.31%				Software - 0.90%
1011778 BC ULC / New Red Finance Inc				BMC Software Finance Inc
5.00%, 10/15/2025 (h)		1,325	1,275	8.13%, 7/15/2021(h)	75	75
Claire's Stores Inc				Epicor Software Corp
0.00%, 3/15/2019(a),(h)		400	236	10.56%, 6/30/2023 (h)	650	660
Dollar Tree Inc				3 Month LIBOR + 8.25%
5.75%, 3/1/2023		451	470	First Data Corp
Ferrellgas LP / Ferrellgas Finance Corp				5.00%, 1/15/2024(h)	1,400	1,411
6.50%, 5/1/2021		50	48	7.00%, 12/1/2023(h)	175	183
Golden Nugget Inc				Genesys Telecommunications Laboratories
6.75%, 10/15/2024 (h)		1,570	1,594	Inc/Greeneden Lux 3 Sarl
Home Depot Inc/The				10.00%, 11/30/2024 (h)	45	50
3.90%, 6/15/2047		1,035	1,005	Infor US Inc
5.88%, 12/16/2036		360	451	6.50%, 5/15/2022	75	76
IRB Holding Corp				IQVIA Inc
6.75%, 2/15/2026(h)		790	762	4.88%, 5/15/2023(h)	150	152
JC Penney Corp Inc				5.00%, 10/15/2026(h)	1,320	1,302
5.65%, 6/1/2020		1	1	j2 Cloud Services LLC / j2 Global Co-Obligor
5.88%, 7/1/2023(h)		40	38	Inc
8.63%, 3/15/2025(h)		175	163	6.00%, 7/15/2025(h)	235	242
KFC Holding Co/Pizza Hut Holdings				Microsoft Corp
LLC/Taco Bell of America LLC				1.55%, 8/8/2021	1,503	1,441
4.75%, 6/1/2027(h)		10	10	2.00%, 11/3/2020	2,515	2,472
5.00%, 6/1/2024(h)		25	25	2.00%, 8/8/2023	140	132
5.25%, 6/1/2026(h)		125	126	3.30%, 2/6/2027	595	583
L Brands Inc				3.70%, 8/8/2046	4,325	4,150
5.25%, 2/1/2028		60	56	3.95%, 8/8/2056	2,185	2,137
5.63%, 2/15/2022		205	213	4.45%, 11/3/2045	1,060	1,133
6.63%, 4/1/2021		140	149	4.50%, 2/6/2057	1,140	1,219
6.88%, 11/1/2035		655	616	MSCI Inc
Lowe's Cos Inc				5.25%, 11/15/2024(h)	600	612
3.10%, 5/3/2027		625	594	5.75%, 8/15/2025(h)	75	78
Macy's Retail Holdings Inc				Open Text Corp
6.90%, 4/1/2029		145	153	5.88%, 6/1/2026(h)	30	31
McDonald's Corp				Oracle Corp
2.10%, 12/7/2018		1,105	1,104	2.50%, 10/15/2022	773	751
2.75%, 12/9/2020		110	109	2.95%, 11/15/2024	2,145	2,072
PetSmart Inc				4.00%, 11/15/2047	8,015	7,806
5.88%, 6/1/2025(h)		890	639	Rackspace Hosting Inc
7.13%, 3/15/2023(h)		90	52	8.63%, 11/15/2024(h)	20	20
			$9,889	Solera LLC / Solera Finance Inc
Savings & Loans - 0.21%				10.50%, 3/1/2024(h)	65	72
Nationwide Building Society						$28,860
1.50%, 3/8/2026(l)	EUR	550	666	Sovereign - 2.21%
Euribor 3 Month + 0.93%				Argentine Republic Government International
4.12%, 10/18/2032 (h),(l)		$6,285	5,893	Bond
USD ICE SWAP Rate NY 5 + 1.85%				5.63%, 1/26/2022	2,964	2,989
6.88%, 12/31/2049 (g),(l)	GBP	100	144	5.88%, 1/11/2028	3,220	2,950
GBP Swap 5YR + 4.88%				6.88%, 1/26/2027	2,500	2,490
			$6,703	CoBank ACB
Semiconductors - 0.74%				6.25%, 12/31/2049(g),(l)	1,270	1,352
KLA-Tencor Corp				3 Month LIBOR + 4.66%
4.13%, 11/1/2021		$2,600	2,654	Colombia Government International Bond
NXP BV / NXP Funding LLC				3.88%, 4/25/2027	2,225	2,147
3.88%, 9/1/2022(h)		3,800	3,719	5.00%, 6/15/2045	740	733
4.63%, 6/1/2023(h)		1,775	1,787	Croatia Government International Bond
QUALCOMM Inc				6.00%, 1/26/2024	2,225	2,425
2.90%, 5/20/2024		2,870	2,696	Dominican Republic International Bond
3.09%, 1/30/2023		2,735	2,733	5.95%, 1/25/2027(h)	1,800	1,840
3 Month LIBOR + 0.73%				Ecuador Government International Bond
4.30%, 5/20/2047		1,080	983	10.75%, 3/28/2022	1,250	1,319
Sensata Technologies BV				Egypt Government International Bond
5.00%, 10/1/2025(h)		45	45	5.58%, 2/21/2023(h)	2,125	2,132
Sensata Technologies UK Financing Co PLC				5.75%, 4/29/2020	300	308
6.25%, 2/15/2026(h)		1,160	1,206	Hungary Government International Bond
Texas Instruments Inc				5.38%, 2/21/2023	1,370	1,467
4.15%, 5/15/2048(c),(i)		3,240	3,226	Indonesia Government International Bond
				3.85%, 7/18/2027(h)	1,475	1,422
				5.38%, 10/17/2023(h)	5,600	5,964

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Student Loan Asset Backed Securities (continued)
Iraq International Bond			Navient Student Loan Trust 2018-1
6.75%, 3/9/2023(h)	$1,800	$1,799	2.09%, 3/25/2067(h)		$4,126	$4,124
Ivory Coast Government International Bond			1 Month LIBOR + 0.19%
6.13%, 6/15/2033(h)	950	898	SMB Private Education Loan Trust 2017-B
Jamaica Government International Bond			2.17%, 6/17/2024(h)		9,970	9,968
7.88%, 7/28/2045	500	587	1 Month LIBOR + 0.27%
Kazakhstan Government International Bond			Sofi Professional Loan Program 2016-A LLC
5.13%, 7/21/2025	550	586	3.65%, 8/25/2036(h)		2,399	2,477
Kenya Government International Bond			1 Month LIBOR + 1.75%
7.25%, 2/28/2028(h)	1,100	1,135	Sofi Professional Loan Program 2016-B LLC
Mexico Government International Bond			1.68%, 3/25/2031(h)		273	272
3.75%, 1/11/2028	3,050	2,875	Sofi Professional Loan Program 2017-B LLC
4.75%, 3/8/2044	600	564	1.83%, 5/25/2040(h)		371	368
Nigeria Government International Bond			SoFi Professional Loan Program 2017-D
7.70%, 2/23/2038(h)	1,310	1,346	LLC
Panama Government International Bond			1.72%, 9/25/2040(h)		730	725
3.88%, 3/17/2028	1,200	1,179	SoFi Professional Loan Program 2017-E
Peruvian Government International Bond			LLC
5.63%, 11/18/2050	686	804	2.40%, 11/26/2040(h)		4,361	4,374
Qatar Government International Bond			1 Month LIBOR + 0.50%
3.25%, 6/2/2026	2,100	1,963	Sofi Professional Loan Program 2018-A LLC
3.88%, 4/23/2023(h)	1,775	1,768	2.25%, 2/25/2042(h)		5,421	5,425
4.50%, 4/23/2028(h)	700	699	1 Month LIBOR + 0.35%
5.10%, 4/23/2048(h)	600	595				$50,188
Republic of Poland Government International			Telecommunications - 2.08%
Bond			Anixter Inc
3.25%, 4/6/2026	80	78	5.13%, 10/1/2021		220	226
Republic of South Africa Government			AT&T Inc
International Bond			2.72%, 2/14/2023		1,225	1,237
4.30%, 10/12/2028	2,475	2,272	3 Month LIBOR + 0.89%
Russian Foreign Bond - Eurobond			2.85%, 5/25/2024	CAD	325	245
4.75%, 5/27/2026	3,000	3,047	3.15%, 9/4/2036	EUR	700	856
Saudi Government International Bond			3.40%, 5/15/2025		$390	371
2.88%, 3/4/2023(h)	2,400	2,289	3.90%, 8/14/2027		190	192
4.00%, 4/17/2025(h)	1,175	1,158	4.30%, 2/15/2030(h)		11,846	11,467
5.00%, 4/17/2049(h)	1,725	1,654	4.75%, 5/15/2046		110	102
Serbia International Bond			4.90%, 8/15/2037(h)		7,970	7,823
4.88%, 2/25/2020	200	204	5.15%, 3/15/2042		145	144
7.25%, 9/28/2021	1,000	1,104	5.15%, 2/15/2050(h)		600	589
Sri Lanka Government International Bond			5.20%, 11/18/2033	GBP	100	165
5.75%, 4/18/2023(h)	925	919	5.45%, 3/1/2047		$2,910	2,953
6.20%, 5/11/2027(h)	1,250	1,206	6.38%, 3/1/2041		725	831
Turkey Government International Bond			Bharti Airtel International Netherlands BV
5.75%, 3/22/2024	4,975	5,043	5.13%, 3/11/2023(h)		1,950	1,963
6.13%, 10/24/2028	2,325	2,319	Cincinnati Bell Inc
Ukraine Government International Bond			7.00%, 7/15/2024(h)		75	69
7.38%, 9/25/2032(h)	750	692	Cisco Systems Inc
7.75%, 9/1/2026	2,575	2,538	2.20%, 2/28/2021		145	142
Uruguay Government International Bond			5.50%, 1/15/2040		20	24
5.10%, 6/18/2050	10	10	CommScope Technologies LLC
		$70,869	6.00%, 6/15/2025(h)		90	93
Student Loan Asset Backed Securities - 1.56%			Embarq Corp
Navient Private Education Loan Trust 2015-			8.00%, 6/1/2036		55	52
C			Empresa Nacional de Telecomunicaciones
3.40%, 1/16/2035(h)	1,503	1,510	SA
1 Month LIBOR + 1.50%			4.75%, 8/1/2026(h)		1,550	1,547
Navient Private Education Loan Trust 2017-			Frontier Communications Corp
A			8.50%, 4/1/2026(h)		1,055	1,026
2.30%, 12/16/2058 (h)	7,125	7,131	11.00%, 9/15/2025		1,565	1,201
1 Month LIBOR + 0.40%			Goodman Networks Inc
Navient Student Loan Trust 2015-1			8.00%, 5/11/2022		257	180
2.20%, 9/26/2022	75	75	GTT Communications Inc
1 Month LIBOR + 0.30%			7.88%, 12/31/2024(h)		960	982
Navient Student Loan Trust 2017-3			Hughes Satellite Systems Corp
2.20%, 7/26/2066(h)	3,419	3,421	6.63%, 8/1/2026		95	94
1 Month LIBOR + 0.30%			Intelsat Jackson Holdings SA
2.50%, 7/26/2066(h)	6,750	6,804	5.50%, 8/1/2023		1,080	907
1 Month LIBOR + 0.60%			7.25%, 10/15/2020		835	815
Navient Student Loan Trust 2017-4			8.00%, 2/15/2024(h)		1,420	1,500
2.40%, 9/27/2066(h)	3,500	3,514	Koninklijke KPN NV
1 Month LIBOR + 0.50%			5.75%, 9/17/2029	GBP	125	214
			Level 3 Financing Inc
			5.38%, 1/15/2024		$1,205	1,193

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Telecommunications (continued)				Transportation (continued)
Level 3 Financing Inc (continued)				Kazakhstan Temir Zholy National Co JSC
5.38%, 5/1/2025		$90	$89	4.85%, 11/17/2027(h)	$650	$643
Level 3 Parent LLC				Navios Maritime Acquisition Corp / Navios
5.75%, 12/1/2022		20	20	Acquisition Finance US Inc
Nokia OYJ				8.13%, 11/15/2021(h)	3,280	2,657
6.63%, 5/15/2039		70	73	Navios Maritime Holdings Inc / Navios
Ooredoo International Finance Ltd				Maritime Finance II US Inc
3.88%, 1/31/2028		600	566	7.38%, 1/15/2022(h)	1,235	934
Orange SA				11.25%, 8/15/2022 (h)	1,065	1,052
5.75%, 12/31/2049 (g),(l)	GBP	125	192	Navios South American Logistics Inc / Navios
GBP Swap 5YR + 3.35%				Logistics Finance US Inc
SES SA				7.25%, 5/1/2022(h)	725	696
4.62%, 12/31/2049 (g),(l)	EUR	300	380	Rumo Luxembourg Sarl
EUR Swap Annual 5YR + 4.66%				5.88%, 1/18/2025(h)	1,325	1,293
Sprint Capital Corp				Union Pacific Corp
6.90%, 5/1/2019		$640	659	4.38%, 11/15/2065	35	34
8.75%, 3/15/2032		370	424	XPO Logistics Inc
Sprint Communications Inc				6.50%, 6/15/2022(h)	115	119
6.00%, 11/15/2022		1,425	1,455			$8,697
7.00%, 8/15/2020		40	42	Trucking & Leasing - 0.08%
Sprint Corp				Avolon Holdings Funding Ltd
7.13%, 6/15/2024		1,200	1,244	5.50%, 1/15/2023(h)	455	454
7.63%, 3/1/2026		425	448	DAE Funding LLC
7.88%, 9/15/2023		1,930	2,070	4.50%, 8/1/2022(h)	960	924
Telecom Italia Capital SA				5.00%, 8/1/2024(h)	920	887
6.38%, 11/15/2033		285	310	Park Aerospace Holdings Ltd
7.72%, 6/4/2038		80	96	5.25%, 8/15/2022(h)	145	144
Telecom Italia Finance SA				5.50%, 2/15/2024(h)	225	218
7.75%, 1/24/2033	EUR	300	544			$2,627
Telecom Italia SpA/Milano				TOTAL BONDS		$2,155,140
5.30%, 5/30/2024(h)		$680	693		Principal
5.88%, 5/19/2023	GBP	150	236	CONVERTIBLE BONDS - 0.00%	Amount (000's) Value (000's)
Telefonica Emisiones SAU				Software - 0.00%
5.38%, 2/2/2026		115	188	CDK Global Inc
T-Mobile USA Inc				4.88%, 6/1/2027	40	38
4.00%, 4/15/2022		$205	205
4.50%, 2/1/2026		395	380	TOTAL CONVERTIBLE BONDS		$38
5.13%, 4/15/2025		980	987	SENIOR FLOATING RATE INTERESTS -	Principal
5.38%, 4/15/2027		50	51	2.19%	Amount (000's) Value (000's)
6.00%, 3/1/2023		10	10	Aerospace & Defense - 0.03%
6.00%, 4/15/2024		345	361	Sequa Mezzanine Holdings LLC
6.50%, 1/15/2024		190	199	7.07%, 11/28/2021(n)	$538	$544
6.50%, 1/15/2026		1,330	1,414	US LIBOR + 5.00%
VEON Holdings BV				TransDigm Inc
3.95%, 6/16/2021(h)		4,600	4,405	4.71%, 8/22/2024(n)	15	15
4.95%, 6/16/2024(h)		875	830
				US LIBOR + 2.50%
Verizon Communications Inc				4.79%, 6/9/2023(n)	539	541
5.01%, 8/21/2054		1,840	1,784	US LIBOR + 2.75%
5.25%, 3/16/2037		6,365	6,647			$1,100
Wind Tre SpA
5.00%, 1/20/2026(h)		755	634	Automobile Manufacturers - 0.06%
				Navistar Inc
Windstream Services LLC / Windstream				5.40%, 11/6/2024(n)	1,955	1,966
Finance Corp				US LIBOR + 3.50%
7.75%, 10/1/2021		45	33
			$66,872	Automobile Parts & Equipment - 0.02%
Textiles - 0.01%				American Axle & Manufacturing Inc
Eagle Intermediate Global Holding BV/Ruyi				4.15%, 4/6/2024(n)	808	812
US Finance LLC				US LIBOR + 2.25%
7.50%, 5/1/2025(h),(i)		325	333
				Building Materials - 0.02%
Toys, Games & Hobbies - 0.00%				GYP Holdings III Corp
Mattel Inc				5.36%, 4/1/2023(n)	535	536
6.75%, 12/31/2025 (h)		100	97	US LIBOR + 3.00%

Transportation - 0.27%				Chemicals - 0.13%
Eletson Holdings Inc				A Schulman Inc
9.63%, 1/15/2022(h)		1,595	877	5.15%, 6/1/2022(n)	560	560
FedEx Corp				US LIBOR + 3.25%
1.00%, 1/11/2023	EUR	275	338	Aruba Investments Inc
5.10%, 1/15/2044		$50	54	5.15%, 2/2/2022(n)	250	250
				US LIBOR + 3.25%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Food (continued)
Emerald Performance Materials LLC			JBS USA LUX SA
9.65%, 8/1/2022(n)	$2,135	$2,137	4.68%, 10/30/2022(n)	$1,108	$1,106
US LIBOR + 6.75%			US LIBOR + 2.50%
Methanol Holdings Trinidad Ltd			Post Holdings Inc
5.40%, 6/30/2022(n)	1,363	1,363	3.90%, 5/24/2024(n)	1,727	1,734
US LIBOR + 3.50%			US LIBOR + 2.00%
		$4,310			$3,453
Commercial Services - 0.10%			Healthcare - Products - 0.05%
Garda World Security Corp/Old			DJO Finance LLC
5.51%, 5/24/2024(n)	936	945	5.36%, 6/8/2020(n)	844	848
US LIBOR + 3.50%			US LIBOR + 3.25%
Prime Security Services Borrower LLC			Kinetic Concepts Inc
4.65%, 5/2/2022(n)	1,087	1,093	5.55%, 2/2/2024(n)	685	689
US LIBOR + 2.75%			US LIBOR + 3.25%
TMS International Corp					$1,537
4.65%, 8/14/2024(n)	1,035	1,038	Healthcare - Services - 0.06%
US LIBOR + 2.75%			Acadia Healthcare Co Inc
		$3,076	4.40%, 2/16/2023(n)	554	560
Computers - 0.06%			US LIBOR + 2.50%
Dell International LLC			DaVita Inc
3.91%, 9/7/2023(n)	1,227	1,230	4.65%, 6/24/2021(n)	590	594
US LIBOR + 2.00%			US LIBOR + 2.75%
McAfee LLC			MPH Acquisition Holdings LLC
6.40%, 9/30/2024(n)	692	701	5.05%, 6/7/2023(n)	760	764
US LIBOR + 4.50%			US LIBOR + 3.00%
		$1,931			$1,918
Consumer Products - 0.03%			Insurance - 0.13%
Prestige Brands Inc			Asurion LLC
3.90%, 1/26/2024(n)	830	834	4.65%, 11/3/2023(n)	227	228
US LIBOR + 2.00%			US LIBOR + 2.75%
			7.90%, 8/4/2025(n)	2,510	2,578
Diversified Financial Services - 0.08%			US LIBOR + 6.00%
Lions Gate Capital Holdings LLC			Genworth Holdings Inc
4.15%, 3/24/2025(n)	945	947	6.40%, 2/28/2023(n)	1,010	1,026
US LIBOR + 2.25%			US LIBOR + 4.50%
Russell Investments US Institutional Holdco			HUB International Ltd
Inc			0.00%, 4/18/2025(n),(o)	470	473
5.55%, 6/1/2023(n)	1,542	1,549	US LIBOR + 3.00%
US LIBOR + 3.25%					$4,305
		$2,496	Leisure Products & Services - 0.07%
Electric - 0.02%			Alterra Mountain Co
Vistra Energy Corp			4.90%, 7/31/2024(n)	1,179	1,187
4.40%, 2/7/2024(n)	503	507	US LIBOR + 3.00%
US LIBOR + 2.75%			ClubCorp Holdings Inc
			4.89%, 9/18/2024(n)	1,033	1,035
Engineering & Construction - 0.04%			US LIBOR + 2.75%
Pisces Midco Inc					$2,222
6.09%, 3/28/2025(n)	1,290	1,301	Lodging - 0.06%
US LIBOR + 3.75%			Caesars Resort Collection LLC
			4.65%, 12/22/2024(n)	1,087	1,096
Entertainment - 0.09%			US LIBOR + 2.75%
CCM Merger Inc			Golden Nugget Inc/NV
4.65%, 8/6/2021(n)	1,031	1,037	4.65%, 10/4/2023(n)	198	200
US LIBOR + 2.75%			US LIBOR + 2.75%
Eldorado Resorts Inc			Hilton Worldwide Finance LLC
4.18%, 4/17/2024(n)	271	272	3.65%, 10/25/2023(n)	684	689
US LIBOR + 2.25%			US LIBOR + 1.75%
WMG Acquisition Corp					$1,985
4.15%, 11/1/2023(n)	1,643	1,650	Machinery - Diversified - 0.01%
US LIBOR + 2.25%			Apergy Corp
		$2,959	0.00%, 4/18/2025(n),(o)	230	231
Environmental Control - 0.01%			US LIBOR + 2.50%
Filtration Group Corp
5.30%, 3/28/2025(n)	475	479	Media - 0.10%
US LIBOR + 3.00%			Altice Financing SA
			5.10%, 7/15/2025(n)	534	529
Food - 0.11%			US LIBOR + 2.75%
B&G Foods Inc			CSC Holdings LLC
3.90%, 11/2/2022(n)	610	613	4.40%, 1/12/2026(n)	415	415
US LIBOR + 2.00%			US LIBOR + 2.50%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Media (continued)			Retail (continued)
Meredith Corp			PetSmart Inc
4.90%, 1/17/2025(n)	$550	$553	4.89%, 3/11/2022(n)	$140	$109
US LIBOR + 3.00%			US LIBOR + 3.00%
Unitymedia Finance LLC					$5,125
4.15%, 9/30/2025(n)	545	544	Semiconductors - 0.02%
US LIBOR + 2.25%			Micron Technology Inc
Univision Communications Inc			3.90%, 4/26/2022(n)	534	538
4.65%, 3/15/2024(n)	1,166	1,149	US LIBOR + 1.75%
US LIBOR + 2.75%
		$3,190	Software - 0.03%
Oil & Gas - 0.15%			First Data Corp
California Resources Corp			4.15%, 7/8/2022(n)	827	830
6.65%, 11/14/2022 (n)	1,495	1,525	US LIBOR + 2.25%
US LIBOR + 4.75%
12.27%, 12/31/2021 (n)	1,250	1,403	Telecommunications - 0.29%
US LIBOR + 10.37%			Avaya Inc
Chesapeake Energy Corp			6.65%, 11/8/2024(n)	2,874	2,903
9.44%, 8/23/2021(n)	1,720	1,819	US LIBOR + 4.75%
US LIBOR + 7.50%			GTT Communications Inc
		$4,747	5.19%, 1/9/2024(n)	1,372	1,371
Packaging & Containers - 0.12%			US LIBOR + 3.25%
Berry Global Inc			Level 3 Parent LLC
3.90%, 10/1/2022(n)	461	464	4.09%, 2/22/2024(n)	810	813
US LIBOR + 2.00%			US LIBOR + 2.25%
Caraustar Industries Inc			Maxar Technologies Ltd
7.80%, 3/14/2022(n)	1,121	1,126	4.66%, 10/4/2024(n)	3,287	3,290
US LIBOR + 5.50%			US LIBOR + 2.75%
Coveris Holdings SA			West Corp
6.55%, 6/29/2022(n)	925	926	5.90%, 10/10/2024(n)	1,050	1,057
US LIBOR + 4.25%			US LIBOR + 4.00%
CROWN Americas LLC					$9,434
4.31%, 1/17/2025(n)	275	277	Transportation - 0.01%
US LIBOR + 2.00%			Navios Maritime Partners LP
Flex Acquisition Co Inc			7.08%, 9/14/2020(n)	320	322
5.31%, 12/29/2023 (n)	609	612	US LIBOR + 5.00%
US LIBOR + 3.00%
Reynolds Group Holdings Inc			Trucking & Leasing - 0.04%
4.65%, 2/5/2023(n)	619	623	Avolon TLB Borrower 1 US LLC
US LIBOR + 2.75%			4.15%, 3/21/2022(n)	1,372	1,374
		$4,028	US LIBOR + 2.25%
REITs - 0.09%
GEO Group Inc/The			TOTAL SENIOR FLOATING RATE INTERESTS		$70,569
3.75%, 3/22/2024(n)	1,747	1,749	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 2.25%			AGENCY OBLIGATIONS - 29.86%	Amount (000's)	Value (000's)
iStar Inc			Federal Home Loan Mortgage Corporation (FHLMC) - 2.84%
4.89%, 10/1/2021(n)	693	697	3.00%, 1/1/2043	$3,029	$2,948
US LIBOR + 3.00%			3.00%, 2/1/2043	1,291	1,256
MGM Growth Properties Operating			3.00%, 3/1/2043	562	547
Partnership LP			3.00%, 1/1/2047	24,467	23,700
3.90%, 4/25/2025(n)	574	577	3.50%, 6/1/2044	1,211	1,213
US LIBOR + 2.00%			3.50%, 4/1/2046	25,336	25,291
		$3,023	3.50%, 11/1/2046	5,223	5,210
Retail - 0.16%			3.86%, 1/1/2034	44	44
Academy Ltd			U.S. Treasury 1-Year Note + 2.37%
5.93%, 7/1/2022(n)	2,072	1,636	4.50%, 4/1/2031	941	984
US LIBOR + 4.00%			4.50%, 4/1/2041	5,834	6,127
Beacon Roofing Supply Inc			4.50%, 12/1/2043	5,663	5,943
4.13%, 10/11/2024 (n)	525	528	4.50%, 9/1/2044	7,093	7,416
US LIBOR + 2.25%			4.50%, 3/1/2046	1,301	1,376
IRB Holding Corp			5.00%, 5/1/2018	1	1
5.19%, 1/17/2025(n)	1,100	1,112	5.00%, 10/1/2018	4	4
US LIBOR + 3.25%			5.00%, 1/1/2019	18	18
JC Penney Corp Inc			5.00%, 6/1/2031	761	812
6.23%, 6/23/2023(n)	636	619	5.00%, 9/1/2039	2,010	2,160
US LIBOR + 4.25%			5.50%, 8/1/2023	421	435
KFC Holding Co			5.50%, 5/1/2033	64	70
3.64%, 4/3/2025(n)	549	553	5.50%, 10/1/2033	46	50
US LIBOR + 1.75%			5.50%, 12/1/2033	650	718
Michaels Stores Inc			5.50%, 11/1/2036	554	607
4.65%, 1/30/2023(n)	565	568	5.50%, 4/1/2038	221	245
US LIBOR + 2.75%			5.50%, 8/1/2038	480	537
			5.50%, 3/1/2040	715	786

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 3/1/2022	$9	$10	3.50%, 6/1/2046	$8,510	$8,461
6.00%, 7/1/2023	190	210	3.50%, 7/1/2046	12,992	12,917
6.00%, 6/1/2028	3	3	3.50%, 10/1/2046	5,221	5,200
6.00%, 1/1/2029	1	1	3.50%, 12/1/2046	6,148	6,119
6.00%, 12/1/2031	32	36	3.50%, 12/1/2046	8,991	8,956
6.00%, 12/1/2032	30	34	3.50%, 4/1/2047	258	258
6.00%, 2/1/2033	130	144	3.50%, 10/1/2047	195	194
6.00%, 12/1/2033	32	36	3.57%, 2/1/2036	17	17
6.00%, 10/1/2036	239	268	12 Month LIBOR + 1.61%
6.00%, 1/1/2038	12	13	3.59%, 4/1/2036	132	137
6.00%, 1/1/2038	320	361	12 Month LIBOR + 1.64%
6.00%, 7/1/2038	1,184	1,335	3.60%, 1/1/2033	48	50
6.50%, 3/1/2029	6	7	U.S. Treasury 1-Year Note + 2.14%
6.50%, 5/1/2029	8	10	3.81%, 3/1/2035	2,492	2,656
6.50%, 4/1/2031	4	4	U.S. Treasury 1-Year Note + 2.62%
6.50%, 9/1/2031	2	2	3.97%, 4/1/2033	115	120
6.50%, 2/1/2032	2	3	6 Month LIBOR + 2.26%
6.50%, 5/1/2032	11	12	4.00%, 8/1/2020	474	486
6.50%, 4/1/2035	74	84	4.00%, 2/1/2031	350	359
6.50%, 10/1/2035	62	70	4.00%, 3/1/2034	904	937
7.00%, 12/1/2029	6	6	4.00%, 4/1/2034	4,810	4,975
7.00%, 6/1/2030	12	13	4.00%, 5/1/2044	4,487	4,599
7.00%, 12/1/2030	5	5	4.00%, 6/1/2044	7,341	7,528
7.00%, 9/1/2031	1	1	4.00%, 5/1/2045	18,536	18,970
7.50%, 9/1/2030	1	2	4.00%, 5/1/2045(p)	22,500	22,917
7.50%, 1/1/2031	8	8	4.00%, 10/1/2045	5,983	6,124
7.50%, 3/1/2031	2	2	4.00%, 4/1/2047	7,574	7,763
7.50%, 2/1/2032	3	4	4.00%, 5/1/2047	18,824	19,196
8.00%, 9/1/2030	48	50	4.00%, 6/1/2047	1,889	1,927
		$91,232	4.00%, 6/1/2047	19,441	19,912
Federal National Mortgage Association (FNMA) - 12.01%			4.00%, 10/1/2047	7,629	7,782
2.50%, 4/1/2028	2,782	2,727	4.50%, 4/1/2024	1,099	1,141
2.50%, 6/1/2028	194	190	4.50%, 6/1/2044	1,129	1,191
2.50%, 9/1/2029	897	877	4.50%, 12/1/2044	9,526	10,006
3.00%, 5/1/2028(p)	17,000	16,863	5.00%, 5/1/2040	5,459	5,877
3.00%, 7/1/2028	4,903	4,882	5.00%, 7/1/2044	2,989	3,208
3.00%, 10/1/2029	1,219	1,213	5.50%, 6/1/2020	66	67
3.00%, 10/1/2030	4,679	4,653	5.50%, 9/1/2020	390	399
3.00%, 8/1/2034	5,150	5,079	5.50%, 2/1/2023	31	34
3.00%, 10/1/2034	2,793	2,755	5.50%, 6/1/2023	100	108
3.00%, 12/1/2040	215	209	5.50%, 7/1/2023	3	3
3.00%, 11/1/2042	587	571	5.50%, 7/1/2033	121	132
3.00%, 4/1/2043	624	607	5.50%, 9/1/2033	173	189
3.00%, 4/1/2043	25,307	24,624	5.50%, 8/1/2036	1,440	1,575
3.00%, 5/1/2043	5,679	5,525	5.50%, 2/1/2037	58	63
3.00%, 5/1/2043(p)	7,000	6,752	5.50%, 4/1/2038	2,245	2,450
3.00%, 5/1/2043	959	933	5.50%, 12/1/2038	1,237	1,360
3.00%, 8/1/2043	4,069	3,959	5.50%, 5/1/2040	495	539
3.11%, 10/1/2034	95	98	6.00%, 2/1/2023	12	14
6 Month LIBOR + 1.49%			6.00%, 11/1/2035	1,185	1,323
3.35%, 7/1/2033	664	693	6.00%, 2/1/2038	437	484
12 Month LIBOR + 1.57%			6.00%, 5/1/2038	88	97
3.49%, 8/1/2035	120	126	6.00%, 8/1/2038	225	249
12 Month LIBOR + 1.74%			6.00%, 8/1/2038	413	460
3.50%, 4/1/2030	7,679	7,785	6.00%, 3/1/2040	3,247	3,623
3.50%, 10/1/2033	3,035	3,073	6.50%, 5/1/2022	7	7
3.50%, 8/1/2034	2,269	2,291	6.50%, 12/1/2031	2	3
3.50%, 1/1/2041	283	283	6.50%, 2/1/2032	2	2
3.50%, 5/1/2043(p)	31,000	30,777	6.50%, 2/1/2032	2	2
3.50%, 5/1/2043	417	417	6.50%, 4/1/2032	7	8
3.50%, 7/1/2043	2,020	2,018	6.50%, 6/1/2032	1	1
3.50%, 9/1/2044	6,571	6,556	6.50%, 8/1/2032	9	10
3.50%, 11/1/2044	4,693	4,682	6.50%, 7/1/2037	249	278
3.50%, 3/1/2045	8,983	8,957	6.50%, 7/1/2037	447	498
3.50%, 4/1/2045	4,283	4,267	6.50%, 12/1/2037	313	348
3.50%, 8/1/2045	6,200	6,177	6.50%, 2/1/2038	421	482
3.50%, 11/1/2045	13,679	13,682	6.50%, 3/1/2038	142	158
3.50%, 1/1/2046	5,986	5,988	6.50%, 9/1/2038	474	528
			7.00%, 2/1/2032	16	17
			7.00%, 3/1/2032	29	32
			7.50%, 8/1/2032	7	7
					$385,822

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
Government National Mortgage Association (GNMA) - 5.54%			U.S. Treasury (continued)
2.75%, 7/20/2043	$409	$416		3.75%, 11/15/2043(r)	$4,035	$4,508
U.S. Treasury 1-Year Note + 1.50%				3.88%, 8/15/2040	44,545	50,503
3.00%, 5/1/2043	10,000	9,747		4.50%, 2/15/2036	175	212
3.00%, 6/20/2043	3,565	3,493		4.75%, 2/15/2037	2,300	2,884
3.00%, 1/20/2045	1,809	1,770		6.25%, 5/15/2030	100	133
3.00%, 1/20/2046	6,930	6,790				$294,348
3.50%, 3/15/2042	1,408	1,422	U.S. Treasury Inflation-Indexed Obligations - 0.31%
3.50%, 4/15/2042	1,412	1,422		0.13%, 4/15/2020	813	806
3.50%, 5/1/2043	54,500	54,568		0.13%, 4/15/2021	846	834
3.50%, 9/20/2044	91	91		0.13%, 1/15/2022	644	633
3.50%, 5/1/2045(p)	20,000	20,016		0.13%, 4/15/2022	594	582
3.50%, 9/20/2047	1,799	1,810		0.13%, 1/15/2023	696	679
3.50%, 10/15/2047	14,835	14,952		0.13%, 7/15/2026	670	640
3.50%, 11/15/2047	402	403		0.25%, 1/15/2025	731	709
4.00%, 2/15/2042	1,066	1,098		0.38%, 7/15/2023	733	725
4.00%, 8/15/2045	4,256	4,364		0.38%, 7/15/2025	724	709
4.00%, 6/20/2046	883	913		0.38%, 1/15/2027	655	634
4.00%, 6/20/2047	7,271	7,486		0.38%, 7/15/2027	641	622
4.00%, 1/20/2048	24,887	25,744		0.75%, 2/15/2045	439	422
4.50%, 6/20/2025	2,810	2,934		1.38%, 1/15/2020	461	468
4.50%, 9/15/2039	388	412		1.38%, 2/15/2044	828	919
4.50%, 3/15/2040	2,883	3,021		3.88%, 4/15/2029	462	611
4.50%, 8/15/2040	5,104	5,378				$9,993
4.50%, 1/20/2044	3,185	3,350	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 11/15/2033	2,012	2,155	OBLIGATIONS			$959,336
5.00%, 6/15/2034	37	40	Total Investments			$3,361,583
5.00%, 10/20/2039	168	180	Other Assets and Liabilities - (4.62)%			$(148,005)
5.00%, 7/20/2040	328	345	TOTAL NET ASSETS - 100.00%			$3,213,578
5.00%, 2/15/2042	1,363	1,460
5.50%, 10/15/2033	720	808
5.50%, 5/20/2035	76	83	(a)	Non-income producing security
5.50%, 2/15/2038	754	820	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
6.00%, 7/20/2028	29	32		information.
6.00%, 11/20/2028	28	31	(c)	Fair value of these investments is determined in good faith by the Manager
6.00%, 1/20/2029	32	36		under procedures established and periodically reviewed by the Board of
6.00%, 7/20/2029	8	9		Directors. Certain inputs used in the valuation may be unobservable;
6.00%, 8/15/2031	19	21		however, each security is evaluated individually for purposes of ASC 820
6.00%, 1/15/2032	3	4		which results in not all securities being identified as Level 3 of the fair
6.00%, 2/15/2032	27	30		value hierarchy. At the end of the period, the fair value of these securities
6.00%, 2/15/2033	32	36		totaled $10,642 or 0.33% of net assets.
6.00%, 12/15/2033	42	47	(d)	The value of these investments was determined using significant
6.50%, 3/20/2028	6	7		unobservable inputs.
6.50%, 5/20/2029	6	6	(e)	Affiliated Security. Security is either an affiliate (and registered under the
6.50%, 10/15/2032	16	18		Investment Company Act of 1940) or an affiliate as defined by the
6.50%, 12/15/2032	55	62		Investment Company Act of 1940 (the Fund controls 5.0% or more of the
7.00%, 6/15/2031	12	13		outstanding voting shares of the security). Please see affiliated sub-
7.00%, 7/15/2031	2	2		schedule for transactional information.
7.00%, 6/15/2032	83	91	(f)	Current yield shown is as of period end.
8.00%, 1/20/2031	4	5	(g)	Perpetual security. Perpetual securities pay an indefinite stream of
		$177,941		interest, but they may be called by the issuer at an earlier date.
U.S. Treasury - 9.16%			(h)	Security exempt from registration under Rule 144A of the Securities Act of
1.25%, 1/31/2020	2,000	1,959		1933. These securities may be resold in transactions exempt from
1.25%, 10/31/2021	16,900	16,090		registration, normally to qualified institutional buyers. At the end of the
1.38%, 3/31/2020	200	196		period, the value of these securities totaled $655,368 or 20.40% of net
1.38%, 4/30/2020	7,450	7,287		assets.
1.50%, 1/31/2022	2,025	1,938	(i)	Security purchased on a when-issued basis.
1.50%, 8/15/2026	10,425	9,330	(j)	Certain variable rate securities are not based on a published reference
1.63%, 10/31/2023 (q)	13,800	12,962		rate and spread but are determined by the issuer or agent and are based
1.75%, 10/31/2020	1,000	980		on current market conditions. These securities do not indicate a reference
1.75%, 4/30/2022	41,830	40,278		rate and spread in their description.
2.00%, 5/31/2021	4,540	4,453	(k)	Payment in kind; the issuer has the option of paying additional securities
2.00%, 10/31/2021	175	171		in lieu of cash.
2.00%, 10/31/2022	35,000	33,867	(l)	Rate shown is the rate in effect as of period end. The rate may be based on
2.13%, 8/31/2020	6,075	6,016		a fixed rate and may convert to a variable rate or floating rate in the
2.13%, 12/31/2021	95	93		future.
2.13%, 11/30/2023	8,400	8,094	(m)	Security is an Interest Only Strip.
2.25%, 8/15/2046	11,750	9,880	(n)	Rate information disclosed is based on an average weighted rate as of
2.50%, 2/15/2045	450	401		period end.
3.00%, 11/15/2044 (q)	23,400	23,026	(o)	This Senior Floating Rate Note will settle after April 30, 2018, at which
3.00%, 5/15/2045	20,545	20,205		time the interest rate will be determined.
3.00%, 11/15/2045	39,000	38,337	(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 2/15/2042	25	25		Notes to Financial Statements for additional information.
3.38%, 5/15/2044	495	520

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

(q)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,389 or 0.11% of net assets.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,335 or 0.07% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Mortgage Securities			30.36%
Financial			14.07%
Government			11.87%
Consumer, Non-cyclical			8.47%
Asset Backed Securities			7.24%
Energy			6.44%
Communications			5.97%
Investment Companies			5.08%
Consumer, Cyclical			3.64%
Utilities			3.23%
Technology			3.14%
Industrial			2.77%
Basic Materials			2.34%
Other Assets and Liabilities			(4.62)%
TOTAL NET ASSETS			100.00%

Affiliated Securities	October 31, 2017			Purchases			Sales		April 30, 2018
			Value		Cost	Proceeds				Value
Principal Government Money Market Fund			$—		$962,436		$799,395			$163,041
			$—		$962,436		$799,395			$163,041

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund		$546		$—				$—		$—
		$546		$—				$—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost		Value	Percent of Net Assets
Chaparral Energy Inc - A Shares			4/6/2017			$5		$9		0.00%
Chaparral Energy Inc - A Shares			4/6/2017			1,643		1,128		0.04%
Chaparral Energy Inc - B Shares			4/6/2017			370		237		0.01%
Goodman Networks Inc			6/1/2017			—		21		0.00%
Goodman Networks Inc			6/1/2017			—		—		0.00%
Pinnacle Operating Corp			3/9/2017			450		546		0.02%
Total								$1,941		0.07%
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2018		Short		253	$30,265		$			59
US 10 Year Ultra Note; June 2018		Short		250	31,973					309
US 2 Year Note; June 2018		Long		159	33,715					(82)
US 5 Year Note; June 2018		Long		570	64,700					(130)
US Long Bond; June 2018		Long		100	14,384					66
US Ultra Bond; June 2018		Long		62		9,742				78
Total							$			300

Amounts in thousands except contracts.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver			Asset		Liability
Barclays Bank PLC	05/08/2018	GBP		503			$715		$—	$(22)
Barclays Bank PLC	05/08/2018			$7,197	GBP		5,066		221	—
Barclays Bank PLC	05/08/2018			$3,207	CAD		3,963		120	—
Barclays Bank PLC	05/08/2018	CAD		3,963			$3,207		—	(120)
Barclays Bank PLC	05/08/2018	EUR		5,223			$6,552		—	(243)
Barclays Bank PLC	05/08/2018			$27,894	EUR		22,233		1,034	—

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver		Asset		Liability
Barclays Bank PLC	05/08/2018	JPY		173,740		$1,586	$4		$—
Barclays Bank PLC	05/08/2018			$1,586	JPY	173,740	—		(4)
Barclays Bank PLC	05/08/2018	CHF		510		$552	—		(37)
Barclays Bank PLC	05/08/2018			$552	CHF	510	37		—
Total							$1,416		$(426)

Amounts in thousands.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread	(Pay)/					Unrealized
	as of April	Receive	Payment		Notional	Upfront	Appreciation/
Reference Entity	30, 2018 (a)	Fixed Rate	Frequency	Maturity Date	Amount	Payments/(Receipts)	(Depreciation)		Fair Value
CDX.EM.29	N/A	(1.00)%	Quarterly	6/20/2023	$76,000	$1,409	$94		$1,503
CDX.NA.HY.30	N/A	(5.00)%	Quarterly	6/20/2023	120	(8)	—		(8)
CDX.NA.HY.30	N/A	(5.00)%	Quarterly	6/20/2023	60,000	(4,036)	(114)		(4,150)
Total						$(2,635)	$(20	) $	(2,655)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

     Schedule of Investments Diversified International Fund April 30, 2018 (unaudited)

COMMON STOCKS - 95.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.28%			Commercial Services (continued)
Safran SA	983,919	$115,404	TAL Education Group ADR	1,750,731	$63,762
Thales SA	364,502	46,204	Wirecard AG	261,635	35,399
		$161,608			$245,930
Airlines - 0.33%			Computers - 1.50%
Ryanair Holdings PLC ADR(a)	373,670	41,092	Atos SE	520,106	70,214
			Capgemini SE	310,220	42,676
Apparel - 3.16%			Logitech International SA	2,068,475	76,416
Kering SA	266,159	153,972			$189,306
LVMH Moet Hennessy Louis Vuitton SE	547,770	190,630	Distribution & Wholesale - 3.49%
Moncler SpA	1,209,540	54,516	Ferguson PLC	1,248,077	95,538
		$399,118	ITOCHU Corp	5,788,700	115,765
Automobile Manufacturers - 4.75%			Mitsubishi Corp	4,920,600	135,688
Ashok Leyland Ltd	13,508,393	33,133	Sumitomo Corp	5,197,400	93,296
Ferrari NV	468,005	57,413			$440,287
Fiat Chrysler Automobiles NV (a)	5,159,002	114,627	Diversified Financial Services - 2.01%
Honda Motor Co Ltd	2,969,400	102,106	Hana Financial Group Inc	913,152	40,574
Isuzu Motors Ltd	3,044,000	46,464	Indiabulls Housing Finance Ltd	3,817,295	74,391
Maruti Suzuki India Ltd	564,381	74,266	ORIX Corp	6,058,490	106,259
Suzuki Motor Corp	1,216,700	65,395	Paragon Banking Group PLC	635,255	4,554
Volvo AB - B Shares	6,227,595	105,535	Shriram Transport Finance Co Ltd	1,158,939	27,848
		$598,939			$253,626
Automobile Parts & Equipment - 0.32%			Electric - 1.44%
Aisin Seiki Co Ltd	752,200	40,750	Enel SpA	11,970,203	75,936
			Iberdrola SA	9,374,801	72,429
Banks - 14.95%			Power Grid Corp of India Ltd	10,615,488	32,974
Banco do Brasil SA	8,072,700	84,617			$181,339
Bank Negara Indonesia Persero Tbk PT	44,582,900	25,667	Electrical Components & Equipment - 0.33%
Bank of Montreal	1,101,600	83,661	Philips Lighting NV (b)	721,040	21,928
Bank of Nova Scotia/The	1,122,400	68,990	Prysmian SpA	683,719	20,099
Credicorp Ltd	339,899	79,023			$42,027
Danske Bank A/S	2,636,746	91,764	Electronics - 1.45%
DBS Group Holdings Ltd	3,270,300	75,453	Hitachi High-Technologies Corp	592,800	27,649
DNB ASA	3,294,472	61,611	Hoya Corp	1,126,004	60,157
Erste Group Bank AG	1,747,280	85,445	Keyence Corp	156,400	95,369
Grupo Financiero Banorte SAB de CV	10,768,200	67,343			$183,175
HDFC Bank Ltd ADR	480,285	46,016	Engineering & Construction - 1.42%
HDFC Bank Ltd	404,231	12,129	ACS Actividades de Construccion y Servicios	1,246,943	52,552
ING Groep NV	5,798,882	97,714	SA
Lloyds Banking Group PLC	149,690,300	132,768	Vinci SA	1,267,371	126,716
Macquarie Group Ltd	1,257,437	102,403			$179,268
Malayan Banking Bhd	15,762,400	43,212
Mediobanca Banca di Credito Finanziario SpA	8,136,128	98,590	Food - 2.94%
Mitsubishi UFJ Financial Group Inc	19,584,576	131,243	Nestle SA	2,337,795	181,109
Raiffeisen Bank International AG (a)	1,820,658	61,458	Nichirei Corp	1,478,700	42,837
Sberbank of Russia PJSC ADR	6,420,676	94,938	Tesco PLC	20,819,527	67,434
Swedbank AB	3,439,942	74,727	Uni-President Enterprises Corp	18,683,000	44,964
Toronto-Dominion Bank/The	2,134,900	119,902	X5 Retail Group NV	1,206,772	34,341
United Overseas Bank Ltd	3,698,700	83,754			$370,685
Yes Bank Ltd	11,720,621	63,266	Forest Products & Paper - 0.81%
		$1,885,694	Mondi PLC	1,191,908	33,180
Beverages - 2.59%			UPM-Kymmene OYJ	1,924,333	68,663
Ambev SA	8,524,800	56,747			$101,843
Coca-Cola Bottlers Japan Holdings Inc	1,060,800	45,624	Hand & Machine Tools - 0.42%
Coca-Cola HBC AG (a)	1,474,699	49,404	Sandvik AB	3,073,606	52,406
Diageo PLC	3,619,200	129,115
Treasury Wine Estates Ltd	3,219,325	45,985	Healthcare - Products - 0.64%
			Lonza Group AG (a)	179,973	43,973
		$326,875
Biotechnology - 0.83%			Straumann Holding AG	54,701	37,133
CSL Ltd	814,527	104,332			$81,106
			Healthcare - Services - 0.42%
			ICON PLC (a)	452,135	53,185
Building Materials - 0.49%
Kingspan Group PLC	1,384,781	62,395
			Holding Companies - Diversified - 0.37%
			Itausa - Investimentos Itau SA (a)	591,015	2,278
Chemicals - 1.13%
Covestro AG (b)	681,566	61,931	Melco International Development Ltd	12,093,000	44,772
Mitsubishi Chemical Holdings Corp	4,070,900	38,509			$47,050
Wacker Chemie AG	231,194	41,546	Home Builders - 1.59%
		$141,986	MRV Engenharia e Participacoes SA	5,609,500	23,922
Commercial Services - 1.95%			Persimmon PLC	1,548,088	57,830
Ashtead Group PLC	2,635,283	73,190	Sekisui House Ltd	2,096,168	38,420
Evotec AG (a)	1,522,737	24,574	Taylor Wimpey PLC	30,758,390	81,004
New Oriental Education & Technology Group	545,469	49,005			$201,176
Inc ADR

See accompanying notes.

     Schedule of Investments Diversified International Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held		Value (000's)
Home Furnishings - 0.29%			Real Estate (continued)
Howden Joinery Group PLC	5,686,200	$37,216	Wharf Real Estate Investment Co Ltd	9,343,000		$70,051
						$237,151
Insurance - 4.26%			REITs - 0.73%
ASR Nederland NV	1,279,811	60,361	Dexus	5,413,746		38,500
Hannover Rueck SE	676,294	94,982	Mirvac Group	31,695,172		53,190
Legal & General Group PLC	27,091,196	100,339				$91,690
NN Group NV	2,060,006	98,725	Retail - 3.32%
Prudential PLC	3,856,660	99,171	Alimentation Couche-Tard Inc	2,195,346		94,913
Swiss Life Holding AG (a)	241,190	84,373
			Cie Financiere Richemont SA	1,246,680		118,508
		$537,951	Dollarama Inc	839,416		96,628
Internet - 2.92%			Matsumotokiyoshi Holdings Co Ltd	580,600		25,864
Alibaba Group Holding Ltd ADR(a)	803,656	143,485	Wal-Mart de Mexico SAB de CV	29,955,078		83,288
Tencent Holdings Ltd	4,581,232	225,227				$419,201
		$368,712	Semiconductors - 4.65%
Investment Companies - 0.70%			Infineon Technologies AG	4,570,340		117,027
EXOR NV	563,318	41,732	Rohm Co Ltd	510,600		47,314
Investor AB	1,077,380	46,903	Samsung Electronics Co Ltd (c)	60,789		150,672
		$88,635	Taiwan Semiconductor Manufacturing Co Ltd	22,053,544		167,989
Iron & Steel - 1.96%			Tokyo Electron Ltd	281,200		54,005
POSCO	264,452	91,120	Ulvac Inc	921,300		49,284
Vale SA	11,208,800	155,596				$586,291
		$246,716	Software - 1.02%
Lodging - 0.42%			Open Text Corp	968,800		34,203
Wynn Macau Ltd	14,197,600	52,465	Ubisoft Entertainment SA (a)	984,414		94,059
						$128,262
Machinery - Construction & Mining - 1.66%			Telecommunications - 3.33%
Hitachi Ltd	14,188,000	103,552	Mobile TeleSystems PJSC ADR	3,041,690		31,938
Komatsu Ltd	3,102,200	105,750	Nippon Telegraph & Telephone Corp	1,530,163		72,614
		$209,302	Orange SA	3,956,575		71,929
Machinery - Diversified - 0.95%			SK Telecom Co Ltd	208,258		44,497
Duerr AG	314,625	31,224	SoftBank Group Corp	1,291,600		98,689
KION Group AG	388,545	32,387	Telekomunikasi Indonesia Persero Tbk PT	161,056,800		43,948
Sumitomo Heavy Industries Ltd	1,473,400	56,299	Telenor ASA	2,581,048		57,129
		$119,910				$420,744
Mining - 1.51%			Toys, Games & Hobbies - 0.99%
Glencore PLC (a)	17,297,296	83,322	Nintendo Co Ltd	297,700		125,087
Rio Tinto Ltd	1,803,930	107,359
		$190,681	Transportation - 0.95%
Miscellaneous Manufacturers - 0.08%			Canadian National Railway Co	1,551,948		119,870
Smiths Group PLC	450,946	9,881
			TOTAL COMMON STOCKS			$12,056,802
Oil & Gas - 7.84%			INVESTMENT COMPANIES - 3.46%	Shares Held	Value	(000	's)
BP PLC	23,184,124	172,212	Money Market Funds - 3.46%
Canadian Natural Resources Ltd	2,005,800	72,362	Principal Government Money Market Fund	436,186,157		436,186
JXTG Holdings Inc	12,658,300	82,516	1.55%(d),(e)
LUKOIL PJSC ADR	882,518	58,825
Neste Oyj	1,072,745	90,332	TOTAL INVESTMENT COMPANIES			$436,186
Petrobras Distribuidora SA	3,559,400	23,115	PREFERRED STOCKS - 0.75%	Shares Held	Value	(000	's)
PTT PCL	52,668,000	93,106	Holding Companies - Diversified - 0.75%
Reliance Industries Ltd	6,549,290	94,122	Itausa - Investimentos Itau SA 0.06%	24,445,471		$94,552
Royal Dutch Shell PLC - A Shares	3,598,549	125,927
Royal Dutch Shell PLC - B Shares	1,997,533	71,310	TOTAL PREFERRED STOCKS			$94,552
Suncor Energy Inc	2,765,500	105,756	Total Investments			$12,587,540
		$989,583	Other Assets and Liabilities - 0.23%			$29,272
Pharmaceuticals - 2.45%			TOTAL NET ASSETS - 100.00%			$12,616,812
Hypera SA	4,186,014	37,556
Novo Nordisk A/S	2,246,250	105,637
Recordati SpA	289,719	10,334	(a) Non-income producing security
Roche Holding AG	698,121	155,114	(b)			Security exempt from registration under Rule 144A of the Securities Act of
		$308,641	1933. These securities may be resold in transactions exempt from
Pipelines - 0.89%			registration, normally to qualified institutional buyers. At the end of the
Petronet LNG Ltd	6,453,941	21,872	period, the value of these securities totaled $83,859 or 0.66% of net assets.
TransCanada Corp	2,122,306	89,986	(c)			Fair value of these investments is determined in good faith by the Manager
		$111,858	under procedures established and periodically reviewed by the Board of
Private Equity - 2.15%			Directors. Certain inputs used in the valuation may be unobservable;
3i Group PLC	8,011,869	103,419	however, each security is evaluated individually for purposes of ASC 820
Brookfield Asset Management Inc	3,415,802	135,387	which results in not all securities being identified as Level 3 of the fair
Intermediate Capital Group PLC	2,211,450	32,951	value hierarchy. At the end of the period, the fair value of these securities
		$271,757	totaled $150,672 or 1.19% of net assets.
Real Estate - 1.88%
Sun Hung Kai Properties Ltd	4,668,000	75,176
Vonovia SE	1,834,628	91,924

See accompanying notes.

Schedule of Investments
Diversified International Fund
April 30, 2018 (unaudited)

(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Country		Percent
Japan		15.89%
United Kingdom		10.47%
Canada		8.09%
Switzerland		7.33%
France		7.23%
Germany		4.21%
Netherlands		4.10%
China		3.82%
India		3.82%
Brazil		3.80%
United States		3.46%
Australia		2.74%
Korea, Republic Of		2.58%
Italy		2.50%
Sweden		2.22%
Russian Federation		1.74%
Taiwan, Province Of China		1.69%
Denmark		1.57%
Hong Kong		1.50%
Finland		1.27%
Singapore		1.26%
Ireland		1.24%
Mexico		1.19%
Austria		1.17%
Spain		1.00%
Norway		0.94%
Thailand		0.74%
Peru		0.63%
Indonesia		0.55%
Macao		0.42%
Malaysia		0.34%
South Africa		0.26%
Other Assets and Liabilities		0.23%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$1,635,968	$1,199,782		$436,186
		$—		$1,635,968	$1,199,782		$436,186

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	1,385		$—			$—	$—
	$1,385		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Equity Income Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.39%			Machinery - Diversified - 0.98%
Boeing Co/The	77,840	$25,964	Deere & Co	477,782	$64,658

Airlines - 1.27%			Media - 0.40%
Delta Air Lines Inc	1,608,219	83,981	Walt Disney Co/The	264,602	26,548

Apparel - 1.49%			Miscellaneous Manufacturers - 1.85%
VF Corp	1,222,317	98,849	3M Co	199,389	38,759
			Parker-Hannifin Corp	509,988	83,954
Automobile Manufacturers - 1.53%					$122,713
PACCAR Inc	1,598,202	101,758	Oil & Gas - 9.01%
			Chevron Corp	594,917	74,430
Automobile Parts & Equipment - 2.83%			Cimarex Energy Co	1,016,799	102,280
Autoliv Inc	885,822	118,744	Exxon Mobil Corp	791,017	61,502
Magna International Inc	1,167,882	68,905	Marathon Petroleum Corp	1,880,303	140,853
		$187,649	Occidental Petroleum Corp	1,069,286	82,613
Banks - 10.70%			Royal Dutch Shell PLC - B shares ADR	1,875,787	135,844
Banco Santander Mexico SA Institucion de	4,089,738	29,978			$597,522
Banca Multiple Grupo Financiero Santand			Pharmaceuticals - 7.41%
ADR			Johnson & Johnson	639,539	80,895
Bank of Nova Scotia/The	2,095,784	128,807	Merck & Co Inc	1,920,947	113,086
JPMorgan Chase & Co	1,741,481	189,438	Novartis AG ADR	935,518	71,745
PNC Financial Services Group Inc/The	1,248,841	181,844	Pfizer Inc	3,012,250	110,279
SunTrust Banks Inc	612,862	40,939	Roche Holding AG ADR	4,142,220	115,154
US Bancorp	2,750,691	138,772			$491,159
		$709,778	Pipelines - 2.08%
Beverages - 1.61%			Enterprise Products Partners LP	5,130,432	137,701
Coca-Cola Co/The	1,238,833	53,530
Dr Pepper Snapple Group Inc	444,197	53,286	Private Equity - 2.06%
		$106,816	KKR & Co LP	6,510,125	136,322
Chemicals - 2.50%
Air Products & Chemicals Inc	369,039	59,891	REITs - 5.21%
Albemarle Corp	272,629	26,434	Alexandria Real Estate Equities Inc	169,277	21,087
DowDuPont Inc	677,333	42,835	Annaly Capital Management Inc	8,253,037	85,584
PPG Industries Inc	348,613	36,911	Digital Realty Trust Inc	982,284	103,817
		$166,071	Host Hotels & Resorts Inc	2,153,063	42,114
Computers - 3.35%			Simon Property Group Inc	593,316	92,759
Accenture PLC - Class A	252,589	38,191			$345,361
Apple Inc	1,112,057	183,779	Retail - 2.71%
		$221,970	Costco Wholesale Corp	490,703	96,747
Diversified Financial Services - 6.14%			Starbucks Corp	1,442,357	83,037
BlackRock Inc	273,286	142,519			$179,784
Discover Financial Services	2,094,301	149,219	Semiconductors - 3.58%
FNF Group	3,130,084	115,281	Applied Materials Inc	989,512	49,149
		$407,019	Maxim Integrated Products Inc	786,269	42,852
Electric - 6.66%			Microchip Technology Inc	982,599	82,204
Eversource Energy	1,470,672	88,608	Taiwan Semiconductor Manufacturing Co Ltd	1,646,413	63,305
NextEra Energy Inc	511,248	83,798	ADR
Sempra Energy	753,539	84,246			$237,510
WEC Energy Group Inc	1,410,845	90,689	Software - 2.41%
Xcel Energy Inc	2,019,572	94,597	Fidelity National Information Services Inc	581,136	55,191
		$441,938	Microsoft Corp	736,176	68,847
Electronics - 1.07%			SAP SE ADR	320,012	35,467
Honeywell International Inc	492,158	71,205			$159,505
			Telecommunications - 2.81%
Food - 4.28%			BCE Inc	2,074,606	88,067
Hormel Foods Corp	1,450,397	52,577	Verizon Communications Inc	1,994,251	98,416
Kraft Heinz Co/The	1,045,989	58,973			$186,483
Kroger Co/The	4,568,173	115,072	Toys, Games & Hobbies - 2.12%
Tyson Foods Inc	816,796	57,257	Hasbro Inc	1,594,910	140,496
		$283,879
Healthcare - Products - 4.78%			Transportation - 1.77%
Abbott Laboratories	1,702,234	98,951	Union Pacific Corp	642,298	85,830
Becton Dickinson and Co	419,939	97,371	United Parcel Service Inc	275,719	31,294
Medtronic PLC	1,506,386	120,707			$117,124
		$317,029	TOTAL COMMON STOCKS		$6,526,843
Insurance - 5.43%
Allstate Corp/The	1,099,002	107,504
Chubb Ltd	1,063,388	144,270
Fairfax Financial Holdings Ltd	111,355	61,833
Swiss Re AG ADR	1,953,874	46,444
		$360,051

See accompanying notes.

Schedule of Investments
Equity Income Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.41%	Shares Held	Value (000's)
Money Market Funds - 1.41%
Principal Government Money Market Fund	93,185,944	$93,186
1.55%(a),(b)

TOTAL INVESTMENT COMPANIES		$93,186
Total Investments		$6,620,029
Other Assets and Liabilities - 0.16%		$10,785
TOTAL NET ASSETS - 100.00%		$6,630,814

(a)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.54%
Consumer, Non-cyclical		18.08%
Consumer, Cyclical		11.95%
Energy		11.09%
Technology		9.34%
Utilities		6.66%
Industrial		6.06%
Communications		3.21%
Basic Materials		2.50%
Investment Companies		1.41%
Other Assets and Liabilities		0.16%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$477,929	$384,743		$93,186
		$—		$477,929	$384,743		$93,186

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$365		$—			$—	$—
	$365		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS - 80.39%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value (000's)
Banks - 6.16%				Sovereign (continued)
ABQ Finance Ltd				Peruvian Government International Bond
3.50%, 2/22/2022		$750	$723	6.35%, 8/12/2028(a)	PEN	650	$217
Banco do Brasil SA/Cayman				6.35%, 8/12/2028		1,700	567
4.88%, 4/19/2023(a)		300	298	Qatar Government International Bond
Itau Unibanco Holding SA/Cayman Island				4.50%, 4/23/2028(a)		$500	499
6.13%, 12/31/2049 (a),(b),(c)		450	440	5.10%, 4/23/2048(a)		500	496
U.S. Treasury 5-Year Note + 3.98%				Republic of Poland Government International
QNB Finansbank AS/Turkey				Bond
4.88%, 5/19/2022(a)		400	382	5.13%, 4/21/2021		1,500	1,582
			$1,843	Serbia International Bond
Chemicals - 3.30%				4.88%, 2/25/2020		2,050	2,088
CNAC HK Finbridge Co Ltd				Sri Lanka Government International Bond
3.50%, 7/19/2022		625	603	5.88%, 7/25/2022		400	403
Petkim Petrokimya Holding AS				6.25%, 7/27/2021		200	206
5.88%, 1/26/2023(a)		400	383	Turkey Government International Bond
			$986	4.88%, 10/9/2026		485	453
Commercial Services - 1.91%							$14,493
Atento Luxco 1 SA				Supranational Bank - 2.38%
6.13%, 8/10/2022		570	571	Banque Ouest Africaine de Developpement
				5.00%, 7/27/2027(a)		500	490
Diversified Financial Services - 4.17%				5.00%, 7/27/2027		225	221
Turkiye Sinai Kalkinma Bankasi AS							$711
4.88%, 5/18/2021		600	589	Telecommunications - 3.43%
Unifin Financiera SAB de CV SOFOM ENR				Axtel SAB de CV
7.25%, 9/27/2023		650	658	6.38%, 11/14/2024(a)		500	498
			$1,247	MTN Mauritius Investment Ltd
Food - 3.23%				4.76%, 11/11/2024		550	528
ESAL GmbH							$1,026
6.25%, 2/5/2023		700	667	TOTAL BONDS			$24,031
Nova Austral SA					Principal
8.25%, 5/26/2021(a)		300	298	CONVERTIBLE BONDS - 4.02%	Amount (000's)		Value (000's)
			$965	Investment Companies - 4.02%
Media - 1.32%				Aabar Investments PJSC
Altice Financing SA				0.50%, 3/27/2020	EUR	400	448
7.50%, 5/15/2026(a)		125	123	1.00%, 3/27/2022		700	752
7.50%, 5/15/2026		275	271				$1,200
			$394	TOTAL CONVERTIBLE BONDS			$1,200
Oil & Gas - 1.45%				U.S. GOVERNMENT & GOVERNMENT	Principal
KazMunayGas National Co JSC				AGENCY OBLIGATIONS - 4.98%	Amount (000's)		Value (000's)
4.75%, 4/24/2025(a)		300	299	U.S. Treasury Bill - 4.98%
Odebrecht Drilling Norbe VIII/IX Ltd				1.88%, 9/20/2018(g)		$1,500	$1,490
6.35%, 12/1/2021		137	134
			$433	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Pipelines - 1.74%				OBLIGATIONS			$1,490
Southern Gas Corridor CJSC				Total Investments			$26,721
6.88%, 3/24/2026		475	519	Other Assets and Liabilities - 10.61%			$3,171
				TOTAL NET ASSETS - 100.00%			$29,892
Real Estate - 2.82%
China Evergrande Group
8.25%, 3/23/2022		850	843	(a)			Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
Sovereign - 48.48%				registration, normally to qualified institutional buyers. At the end of the
1MDB Global Investments Ltd				period, the value of these securities totaled $6,148 or 20.57% of net assets.
4.40%, 3/9/2023		1,000	936	(b)			Perpetual security. Perpetual securities pay an indefinite stream of
Costa Rica Government International Bond				interest, but they may be called by the issuer at an earlier date.
4.37%, 5/22/2019(d),(e)		850	850	(c)			Rate shown is the rate in effect as of period end. The rate may be based on
Croatia Government International Bond				a fixed rate and may convert to a variable rate or floating rate in the
6.63%, 7/14/2020		2,000	2,132	future.
Egypt Government International Bond				(d)	The value of these investments was determined using significant
4.75%, 4/16/2026(a)	EUR	400	481	unobservable inputs.
Gabon Government International Bond				(e)			Fair value of these investments is determined in good faith by the Manager
6.95%, 6/16/2025		$525	523	under procedures established and periodically reviewed by the Board of
Iraq International Bond				Directors. Certain inputs used in the valuation may be unobservable;
5.80%, 1/15/2028		650	613	however, each security is evaluated individually for purposes of ASC 820
Ivory Coast Government International Bond				which results in not all securities being identified as Level 3 of the fair
5.75%, 12/31/2032 (f)		307	294	value hierarchy. At the end of the period, the fair value of these securities
Malaysia Government Bond				totaled $850 or 2.84% of net assets.
4.18%, 7/15/2024	MYR	3,550	909	(f)			Certain variable rate securities are not based on a published reference
Nigeria Government International Bond				rate and spread but are determined by the issuer or agent and are based
7.14%, 2/23/2030(a)		$650	665	on current market conditions. These securities do not indicate a reference
Peru Government Bond				rate and spread in their description.
6.15%, 8/12/2032(a)	PEN	1,800	579	(g)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country			Percent
Croatia			7.13%
Serbia			6.98%
Turkey			6.05%
Cayman Islands			5.69%
Poland			5.29%
United States			4.98%
Peru			4.57%
United Arab Emirates			4.02%
Mexico			3.86%
Qatar			3.33%
Luxembourg			3.23%
Virgin Islands, British			3.13%
Malaysia			3.04%
Costa Rica			2.84%
Brazil			2.46%
Supranational			2.38%
Austria			2.23%
Nigeria			2.22%
Iraq			2.05%
Sri Lanka			2.04%
Hong Kong			2.02%
Mauritius			1.77%
Gabon			1.75%
Azerbaijan			1.74%
Egypt			1.61%
Chile			1.00%
Kazakhstan			1.00%
Cote d'Ivoire			0.98%
Other Assets and Liabilities			10.61%
TOTAL NET ASSETS			100.00%

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2018		Short	18	$2,153	$		14
US Long Bond; June 2018		Short	9	1,295			3
Total					$		17

Amounts in thousands except contracts.

Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver		Asset	Liability
Bank of New York Mellon	05/30/2018		$1,701	EUR	1,393	$16	$—
HSBC Securities Inc	05/25/2018	CNH	5,650		$894	—	(1)
HSBC Securities Inc	05/25/2018		$1,490	PEN	4,800	15	—
HSBC Securities Inc	05/25/2018		$691	PLN	2,350	21	—
HSBC Securities Inc	05/25/2018	SGD	1,180		$893	—	(2)
HSBC Securities Inc	05/25/2018		$890	SGD	1,180	—	(1)
Total						$52	$(4)

Amounts in thousands.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2018 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/					Unrealized
		April 30,	Receive	Payment		Notional	Upfront	Appreciation/	Fair Value
Counterparty	Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date	Amount	Payments/(Receipts)	(Depreciation)	Asset Liability
Barclays Bank PLC Turkey Government		1.95%	(1.00)%	Quarterly	6/20/2023	$1,150	$51	$—	$51	$—
	International Bond,
	11.88%, 01/15/2030
JP Morgan Chase	Argentine Republic	2.92%	(5.00)%	Quarterly	6/20/2023	1,200	(116)	3	—	(113)
	Government
	International Bond,
	7.5%, 04/22/2026
JP Morgan Chase	Bahrain Government	2.90%	(1.00)%	Quarterly	6/20/2023	865	72	1	73	—
	Bond, 5.5%,
	03/31/2020
Total							$7	$4	$124	$(113)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

				Pay/Receive					Value and Unrealized
	Reference			Positive	Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity		Contracts	Return	Financing Rate Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
HSBC Securities	Egypt Treasury		11,150,000	Receive	3 month LIBOR Quarterly	5/29/2018	$582	$—	$12		$—
Inc	Bills, 0.00%,				plus 1.10%
	08/21/2018
HSBC Securities	Egyptian		5,175,000	Receive	3 Month LIBOR Quarterly	7/11/2018	281	—	4		—
Inc	Treasury Bill,				plus 1.10%
	0.00	%,
	7/10/2018
HSBC Securities	Nigerian OMO 212,000,000			Receive	3 Month LIBOR Quarterly	6/8/2018	584	—	—		—
Inc	Bill, 0.00%,				plus 0.85%
	06/07/2018
HSBC Securities	Nigerian OMO 107,818,000			Receive	3 Month LIBOR Quarterly	7/13/2018	288	—	4		—
Inc	Bill, 0.00%,				plus 0.00%
	07/12/2018
Total								$—	$20		$—

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS - 37.82%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.45%			Beverages (continued)
General Dynamics Corp	39,724	$7,997	Coca-Cola Co/The	157,080	$6,787
L3 Technologies Inc	113,561	22,245	Dr Pepper Snapple Group Inc	47,469	5,694
Lockheed Martin Corp	26,644	8,548	PepsiCo Inc	19,196	1,938
Northrop Grumman Corp	20,009	6,444			$26,001
Raytheon Co	46,737	9,578	Biotechnology - 0.07%
		$54,812	Amgen Inc	19,024	3,319
Agriculture - 0.06%			Gilead Sciences Inc (b)	74,614	5,390
Philip Morris International Inc	87,849	7,204			$8,709
			Building Materials - 0.20%
Apparel - 0.19%			Buzzi Unicem SpA	231,769	5,852
Kering SA	13,822	7,996	China Resources Cement Holdings Ltd	3,342,000	3,506
LVMH Moet Hennessy Louis Vuitton SE	21,348	7,430	Masco Corp	287,922	10,904
Moncler SpA	185,353	8,354	Xinyi Glass Holdings Ltd	3,184,000	4,577
		$23,780			$24,839
Automobile Manufacturers - 0.28%			Chemicals - 0.57%
Fiat Chrysler Automobiles NV (a)	310,737	6,904	Cabot Corp	109,069	6,092
Honda Motor Co Ltd	242,400	8,335	Celanese Corp	135,813	14,759
Suzuki Motor Corp	94,500	5,079	China General Plastics Corp	7,709,000	8,245
Toyota Motor Corp	108,000	7,082	Denka Co Ltd	348,600	12,411
Volvo AB - B Shares	365,839	6,200	PTT Global Chemical PCL	1,342,400	4,149
		$33,600	Showa Denko KK	116,900	3,889
Automobile Parts & Equipment - 0.32%			Wacker Chemie AG	74,162	13,327
Dana Inc	237,516	5,636	Zeon Corp	481,400	6,217
FCC Co Ltd	433,900	12,273			$69,089
Georg Fischer AG	4,314	5,363	Coal - 0.04%
Lear Corp	81,881	15,309	Foresight Energy LP	695,156	2,475
		$38,581	Whitehaven Coal Ltd	807,040	2,783
Banks - 2.75%					$5,258
Aareal Bank AG	112,922	5,648	Commercial Services - 1.75%
Bank Negara Indonesia Persero Tbk PT	3,093,500	1,781	Ashtead Group PLC	395,899	10,995
Bank of China Ltd	5,520,000	2,997	Atlantia SpA	1,391,449	46,057
Bank of Nova Scotia/The	87,800	5,397	CCR SA	8,719,200	29,917
BOC Hong Kong Holdings Ltd	718,000	3,712	Cengage Learning Holdings II Inc (a),(c)	34,465	146
Cathay General Bancorp	142,650	5,707	China Merchants Port Holdings Co Ltd	4,006,000	8,951
China Construction Bank Corp	7,803,000	8,175	COSCO SHIPPING Ports Ltd	12,704,000	11,173
China Merchants Bank Co Ltd	811,000	3,536	Getlink	726,091	10,246
CIMB Group Holdings Bhd	4,703,500	8,572	Jiangsu Expressway Co Ltd	16,734,329	22,945
Citizens Financial Group Inc	226,628	9,403	Macquarie Infrastructure Corp	88,606	3,358
Comerica Inc	149,684	14,157	Societa Iniziative Autostradali e Servizi SpA	312,409	6,618
Cullen/Frost Bankers Inc	62,043	7,101	Transurban Group	7,150,595	62,308
Danske Bank A/S	150,469	5,237			$212,714
DBS Group Holdings Ltd	140,300	3,237	Computers - 0.20%
East West Bancorp Inc	171,732	11,441	Accenture PLC - Class A	13,929	2,106
Erste Group Bank AG	114,236	5,586	Leidos Holdings Inc	255,618	16,419
Fifth Third Bancorp	336,356	11,157	Sopra Steria Group	27,632	5,898
FirstRand Ltd	1,574,399	8,432			$24,423
Grupo Financiero Banorte SAB de CV	1,948,100	12,183	Cosmetics & Personal Care - 0.09%
ICICI Bank Ltd ADR	664,255	5,653	Colgate-Palmolive Co	69,845	4,556
Industrial & Commercial Bank of China Ltd	3,379,000	2,966	Svenska Cellulosa AB SCA	618,480	6,849
Intesa Sanpaolo SpA	900,400	3,425			$11,405
JPMorgan Chase & Co (b)	303,519	33,017
			Distribution & Wholesale - 0.24%
Kiatnakin Bank PCL	1,157,800	2,698	Ferguson PLC	167,260	12,803
Lloyds Banking Group PLC	9,880,957	8,764	Mitsubishi Corp	208,000	5,736
Macquarie Group Ltd	79,037	6,437	Sumitomo Corp	606,200	10,882
Malayan Banking Bhd	2,160,400	5,923			$29,421
Mediobanca Banca di Credito Finanziario SpA	1,767,576	21,418
Mitsubishi UFJ Financial Group Inc	486,600	3,261	Diversified Financial Services - 0.35%
Natixis SA	2,172,643	17,844	BGC Partners Inc	407,682	5,447
Nedbank Group Ltd	306,785	7,316	FNF Group	349,479	12,871
PacWest Bancorp	142,708	7,312	KB Financial Group Inc	88,821	5,046
Raiffeisen Bank International AG (a)	104,685	3,534	Mebuki Financial Group Inc	1,593,900	6,187
Regions Financial Corp	500,540	9,360	Moelis & Co	228,480	12,292
Resona Holdings Inc	1,328,800	7,550	Paragon Banking Group PLC	77,559	556
Standard Bank Group Ltd	470,013	8,061			$42,399
State Street Corp	58,960	5,883	Electric - 4.47%
Toronto-Dominion Bank/The	171,700	9,643	Alliant Energy Corp	424,223	18,220
Umpqua Holdings Corp	566,502	13,347	American Electric Power Co Inc	195,950	13,713
Union Bankshares Corp	140,155	5,299	CenterPoint Energy Inc	266,785	6,758
			CMS Energy Corp (b)	232,010	10,948
Zions Bancorporation	229,733	12,578
		$334,748	Consolidated Edison Inc	73,280	5,872
			Dominion Energy Inc (b)	1,241,807	82,655
Beverages - 0.21%			DTE Energy Co (b)	237,268	25,008
Ambev SA	1,426,500	9,496
Coca-Cola Amatil Ltd	298,780	2,086	Edison International	60,000	3,931
			Enel SpA	1,442,963	9,154

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric (continued)			Healthcare - Services (continued)
Entergy Corp	219,010	$17,869	UDG Healthcare PLC	717,358	$9,013
Eversource Energy (b)	336,100	20,250			$46,747
Exelon Corp	223,093	8,852	Holding Companies - Diversified - 0.15%
FirstEnergy Corp	254,037	8,739	Barloworld Ltd	293,089	3,958
Great Plains Energy Inc	1,090,643	35,697	Seven Group Holdings Ltd	619,643	8,449
Hera SpA	1,350,524	4,993	Sime Darby Bhd	2,472,900	1,675
Hydro One Ltd (d)	1,040,800	16,529	Wharf Holdings Ltd/The	1,170,000	3,893
Infraestructura Energetica Nova SAB de CV	170,000	749			$17,975
NextEra Energy Inc (b)	445,796	73,071	Home Builders - 0.26%
NRG Yield Inc - C Shares	140,001	2,492	Bellway PLC	116,179	5,294
Origin Energy Ltd (a)	863,126	6,301	Land & Houses PCL	20,464,900	7,123
PG&E Corp	646,303	29,794	Persimmon PLC	154,965	5,789
Pinnacle West Capital Corp (b)	50,100	4,033	PulteGroup Inc	434,437	13,189
Portland General Electric Co	367,712	15,621			$31,395
Power Assets Holdings Ltd	2,525,500	18,792	Home Furnishings - 0.00%
PPL Corp	645,000	18,769	Targus Group International Inc (a),(c),(e),(f)	75,880	68
Public Service Enterprise Group Inc	190,000	9,908
Sempra Energy	10,000	1,118	Insurance - 0.98%
Southern Co/The	989,354	45,629	Allianz SE	28,265	6,685
SSE PLC	1,176,218	22,323	Allstate Corp/The	78,236	7,653
WEC Energy Group Inc (b)	95,000	6,107
			American Financial Group Inc/OH	203,838	23,078
		$543,895	ASR Nederland NV	108,055	5,096
Electronics - 0.11%			First American Financial Corp	200,709	10,258
Honeywell International Inc	39,261	5,680	Legal & General Group PLC	1,956,349	7,246
Yageo Corp (a)	381,000	7,986	NN Group NV	377,083	18,072
		$13,666	Reinsurance Group of America Inc	30,347	4,534
Energy - Alternate Sources - 0.16%			Swiss Life Holding AG (a)	65,281	22,837
NextEra Energy Partners LP (b)	476,415	19,852	UNIQA Insurance Group AG	701,848	8,404
			Unum Group	114,303	5,530
Engineering & Construction - 0.76%					$119,393
ACS Actividades de Construccion y Servicios	263,208	11,093	Iron & Steel - 0.33%
SA			Material Sciences Corp - Warrants (a),(c),(e),(f)	1,131,541	3,757
Aena SME SA (d)	32,002	6,597	POSCO	12,231	4,214
China Communications Services Corp Ltd	14,648,000	9,196	Specialty Steel Holdings, Inc. (a),(e),(f)	87	25,884
Eiffage SA	89,543	10,659	Steel Dynamics Inc	140,995	6,318
Japan Airport Terminal Co Ltd	117,000	4,792			$40,173
Kyowa Exeo Corp	424,500	11,039	Leisure Products & Services - 0.17%
Kyudenko Corp	268,800	12,559	Royal Caribbean Cruises Ltd	99,768	10,794
Promotora y Operadora de Infraestructura	517,600	5,305	TUI AG	426,876	9,653
SAB de CV (a)
					$20,447
Vinci SA	209,871	20,984	Lodging - 0.36%
		$92,224	Extended Stay America Inc	1,459,175	28,571
Entertainment - 0.16%			Hilton Worldwide Holdings Inc	110,432	8,706
Eldorado Resorts Inc (a)	209,582	8,488
			Las Vegas Sands Corp	90,005	6,600
GVC Holdings PLC	869,617	10,645			$43,877
		$19,133	Machinery - Construction & Mining - 0.04%
Food - 0.16%			Oshkosh Corp	66,053	4,766
Sonae SGPS SA	6,660,070	9,057
Uni-President Enterprises Corp	2,968,000	7,143	Media - 0.62%
WH Group Ltd (d)	3,302,500	3,419	Altice USA Inc (a)	1,040,000	18,616
		$19,619	Charter Communications Inc (a)	27,500	7,460
Gas – 2.00%			Cogeco Communications Inc	291,000	15,505
Atmos Energy Corp	121,830	10,586	Comcast Corp - Class A (b)	415,004	13,027
ENN Energy Holdings Ltd	1,656,000	15,486	Time Warner Inc	223,600	21,197
National Grid PLC ADR	268,750	15,636			$75,805
National Grid PLC	6,448,514	74,609	Mining - 0.46%
NiSource Inc (b)	1,079,674	26,334	Alcoa Corp (a)	101,275	5,185
Osaka Gas Co Ltd	1,363,300	29,357	Alumina Ltd	3,815,969	7,511
Rubis SCA	172,930	13,455	Anglo American PLC	131,189	3,087
South Jersey Industries Inc	507,711	15,688	BHP Billiton Ltd	166,570	3,886
Southwest Gas Holdings Inc	144,820	10,570	BHP Billiton PLC	285,383	6,085
UGI Corp	649,445	31,427	Boliden AB	256,603	8,891
		$243,148	Mitsui Mining & Smelting Co Ltd	74,800	3,162
Healthcare - Products - 0.06%			Rio Tinto Ltd	126,299	7,517
Carl Zeiss Meditec AG	101,349	6,893	Rio Tinto PLC	200,670	10,938
					$56,262
Healthcare - Services - 0.38%			Miscellaneous Manufacturers - 0.14%
Anthem Inc	34,678	8,184	Crane Co	134,499	11,250
Encompass Health Corp	236,336	14,374	Parker-Hannifin Corp	33,071	5,444
Laboratory Corp of America Holdings (a)	35,577	6,075
					$16,694
Quest Diagnostics Inc	89,935	9,101	Oil & Gas - 1.64%
			BP PLC	1,927,206	14,315
			Chaparral Energy Inc - A Shares (a),(c),(f)	1,934	36

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Real Estate (continued)
Chaparral Energy Inc - A Shares (a),(c)	252,908	$4,742	TLG Immobilien AG	304,418	$8,758
Chaparral Energy Inc - B Shares (a),(c),(f)	53,185	997	UOL Group Ltd	962,400	6,356
Chevron Corp	202,246	25,303	Vonovia SE	187,302	9,384
China Petroleum & Chemical Corp	11,492,000	11,192	Wihlborgs Fastigheter AB	194,931	4,517
CNOOC Ltd	1,473,000	2,492			$218,487
Comstock Resources Inc - Warrants (a)	28,875	179	REITs – 9.54%
ConocoPhillips	191,173	12,522	AIMS AMP Capital Industrial REIT	3,519,050	3,766
Cosmo Energy Holdings Co Ltd	375,000	12,354	Alexandria Real Estate Equities Inc	141,591	17,638
EOG Resources Inc	98,048	11,586	Altarea SCA	32,955	8,398
Exxon Mobil Corp (b)	193,528	15,047	American Tower Corp	404,963	55,221
Frontera Energy Corp (a)	35,992	1,109	Annaly Capital Management Inc	381,624	3,957
Helmerich & Payne Inc	118,394	8,234	Apartment Investment & Management Co	361,625	14,682
Milagro Oil & Gas Inc (a),(c),(e),(f)	1,874	189	Arena REIT	2,370,825	3,968
Murphy Oil Corp	309,674	9,324	Blackstone Mortgage Trust Inc	459,396	14,172
PTT PCL	2,530,000	4,473	Brixmor Property Group Inc	367,335	5,470
Royal Dutch Shell PLC ADR(b)	140,000	9,786	CapitaLand Commercial Trust	5,080,200	6,941
Royal Dutch Shell PLC - A Shares	523,292	18,206	CapitaLand Retail China Trust	7,229,200	8,539
Royal Dutch Shell PLC - B Shares	440,701	15,733	Champion REIT	5,256,000	3,713
TOTAL SA	155,127	9,750	Charter Hall Group	1,588,227	7,029
Whitecap Resources Inc	1,654,840	11,987	City Office REIT Inc	1,783,442	20,296
		$199,556	Cromwell Property Group	15,860,246	12,909
Oil & Gas Services - 0.01%			Crown Castle International Corp (b)	555,002	55,983
Fara HoldCo Limited (a),(e),(f)	95,469	802	CubeSmart (b)	623,026	18,342
			CyrusOne Inc	196,200	10,514
Packaging & Containers - 0.20%			CYS Investments Inc (b)	661,987	4,746
DS Smith PLC	712,488	5,104	Daiwa Office Investment Corp	730	4,320
Graphic Packaging Holding Co	624,901	8,936	DDR Corp	1,262,080	9,150
WestRock Co	171,962	10,173	Dexus	2,002,344	14,240
		$24,213	Dream Global Real Estate Investment Trust	1,057,100	11,271
Pharmaceuticals - 0.46%			Dream Industrial Real Estate Investment Trust	164,089	1,287
AstraZeneca PLC	27,911	1,954	Empiric Student Property PLC	1,169,387	1,373
Hypera SA	528,900	4,745	EPR Properties (b)	423,546	23,303
Johnson & Johnson	168,777	21,349	Equinix Inc	54,141	22,782
Novartis AG	105,319	8,107	Essex Property Trust Inc (b)	97,283	23,318
Novo Nordisk A/S	97,678	4,593	Eurocommercial Properties NV	169,290	7,095
Pfizer Inc	394,453	14,441	Far East Hospitality Trust	11,295,700	5,736
Recordati SpA	20,050	715	First Industrial Realty Trust Inc	50,443	1,569
		$55,904	Fonciere Des Regions	106,215	11,879
Pipelines - 1.58%			Frasers Centrepoint Trust	2,557,800	4,313
Enbridge Inc	1,223,845	37,070	Frasers Logistics & Industrial Trust	6,151,505	4,858
Enterprise Products Partners LP (b)	701,173	18,820	Gecina SA	51,714	8,965
Gibson Energy Inc	359,782	4,643	Goodman Group	1,897,678	12,911
Kinder Morgan Inc/DE	2,976,815	47,093	Gramercy Property Trust	712,874	16,753
ONEOK Inc	324,521	19,543	H&R Real Estate Investment Trust	175,000	2,810
Plains All American Pipeline LP	488,145	11,476	Healthcare Trust of America Inc	277,456	6,934
Targa Resources Corp	120,000	5,636	Hispania Activos Inmobiliarios SOCIMI SA	465,026	9,859
TransCanada Corp	834,130	35,367	Hoshino Resorts REIT Inc	723	3,558
Williams Partners LP	355,000	12,922	Hudson Pacific Properties Inc	291,100	9,568
		$192,570	ICADE	77,046	7,656
Private Equity - 0.07%			Independence Realty Trust Inc	2,761,660	25,960
Intermediate Capital Group PLC	606,774	9,041	Industrial & Infrastructure Fund Investment	4,624	5,119
			Corp
Real Estate - 1.79%			InfraREIT Inc	1,096,547	23,367
ADO Properties SA (d)	266,722	14,662	Inmobiliaria Colonial Socimi SA	580,199	6,742
			Invitation Homes Inc (b)	1,235,186	28,582
Aroundtown SA	1,784,940	14,286
Atrium European Real Estate Ltd (a)	1,726,269	8,375	Irish Residential Properties REIT PLC	2,272,325	3,731
CapitaLand Ltd	3,065,100	8,643	Japan Hotel REIT Investment Corp	34,627	26,199
Castellum AB	449,724	7,270	Japan Rental Housing Investments Inc	4,811	3,742
Citycon OYJ	1,906,384	4,360	Kenedix Retail REIT Corp	3,565	7,546
Deutsche Wohnen SE	405,264	19,126	Kilroy Realty Corp	152,694	10,944
Echo Investment SA	1,403,847	2,150	Klepierre SA	354,915	14,526
Entra ASA (d)	376,477	5,163	Liberty Property Trust (b)	269,044	11,251
Fabege AB	484,000	5,573	Link REIT	2,622,500	23,178
LEG Immobilien AG	163,015	18,796	LondonMetric Property PLC	5,382,775	14,085
Mitsubishi Estate Co Ltd	409,700	7,486	Macquarie Mexico Real Estate Management	7,327,600	7,852
Mitsui Fudosan Co Ltd	1,350,200	34,586	SA de CV (a)
New World Development Co Ltd	9,386,000	13,765	Mapletree Logistics Trust	6,784,800	6,482
Nexity SA	119,830	7,493	MCUBS MidCity Investment Corp	30,352	22,900
Open House Co Ltd	113,100	6,297	Merlin Properties Socimi SA	1,534,355	23,675
SOHO China Ltd	4,222,500	2,168	New Residential Investment Corp	1,096,605	19,168
Sun Hung Kai Properties Ltd	182,000	2,931	NewRiver REIT PLC	3,288,345	13,136
Times China Holdings Ltd	4,365,000	6,342	Park Hotels & Resorts Inc	1,002,734	28,859
			Pebblebrook Hotel Trust	327,380	11,455
			Physicians Realty Trust	863,038	12,894

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)			Water - 0.04%
PLA Administradora Industrial S de RL de CV	3,343,345	$5,356	American Water Works Co Inc (b)	63,120	$5,465
(a)
Primary Health Properties PLC	1,588,625	2,473	TOTAL COMMON STOCKS		$4,604,322
Prologis Inc (b)	567,513	36,837	INVESTMENT COMPANIES - 1.75%	Shares Held	Value (000's)
Propertylink Group	14,844,669	11,516	Money Market Funds - 1.75%
Segro PLC	1,272,677	11,293	Principal Government Money Market Fund	213,605,655	213,606
Sekisui House Reit Inc	10,090	6,496	1.55%(g),(h)
Simon Property Group Inc (b)	212,173	33,171
Spirit Realty Capital Inc	2,972,592	23,929	TOTAL INVESTMENT COMPANIES		$213,606
STAG Industrial Inc	837,009	20,566	CONVERTIBLE PREFERRED STOCKS -
STORE Capital Corp	702,069	17,714	0.05%	Shares Held	Value (000's)
Sun Communities Inc (b)	270,826	25,417	Banks - 0.05%
Sunstone Hotel Investors Inc	298,475	4,656	Wells Fargo & Co 7.50% (i)	4,146	$5,310
Tanger Factory Outlet Centers Inc	1,014,657	22,272
Taubman Centers Inc	123,615	6,920	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,310
Two Harbors Investment Corp	455,195	6,946	PREFERRED STOCKS - 0.62%	Shares Held	Value (000's)
UNITE Group PLC/The	506,732	5,818	Banks - 0.18%
Uniti Group Inc (b)	1,000,860	18,035	AgriBank FCB 6.88% (i)	33,000	3,564
Vicinity Centres	5,848,105	10,708	3 Month LIBOR + 4.23%
Welltower Inc	137,970	7,373	Citigroup Inc 6.88% (i)	80,995	2,229
Weyerhaeuser Co	395,476	14,546	3 Month LIBOR + 4.13%
WPT Industrial Real Estate Investment Trust	1,250,970	16,107	Fifth Third Bancorp 6.63% (i)	100,000	2,838
		$1,161,334	3 Month LIBOR + 3.71%
Retail - 0.26%			Goldman Sachs Group Inc/The 5.50% (i)	32,200	828
Best Buy Co Inc	84,967	6,503	3 Month LIBOR + 3.64%
Kohl's Corp	71,349	4,432	Huntington Bancshares Inc/OH 6.25% (i)	70,000	1,833
Ruth's Hospitality Group Inc	228,920	6,146	KeyCorp 6.13% (i)	40,000	1,085
Wal-Mart de Mexico SAB de CV	5,155,000	14,333	3 Month LIBOR + 3.89%
		$31,414	Morgan Stanley 5.85% (i)	60,000	1,539
Semiconductors - 0.50%			3 Month LIBOR + 3.49%
ASM Pacific Technology Ltd	292,400	4,007	PNC Financial Services Group Inc/The	50,000	1,357
Chipbond Technology Corp	3,483,000	6,902	6.13% (i)
Entegris Inc	309,742	9,974	3 Month LIBOR + 4.07%
Intel Corp	352,168	18,179	State Street Corp 5.90% (i)	65,000	1,715
Microchip Technology Inc	62,908	5,263	3 Month LIBOR + 3.11%
MKS Instruments Inc	77,918	7,979	Valley National Bancorp 6.25% (i)	120,000	3,152
Powertech Technology Inc	711,000	2,035	3 Month LIBOR + 3.85%
Taiwan Semiconductor Manufacturing Co Ltd	796,000	6,063	Wells Fargo & Co 5.63% (i)	80,727	1,997
		$60,402			$22,137
Software - 0.36%			Diversified Financial Services - 0.01%
Aspect Software Inc (a),(c)	514,301	3,343	Charles Schwab Corp/The 6.00% (i)	59,400	1,544
InterXion Holding NV (a)	163,291	10,617
Microsoft Corp (b)	323,290	30,234	Electric - 0.10%
		$44,194	Alabama Power Co 5.00% (i)	75,000	1,875
Storage & Warehousing - 0.07%			Dominion Energy Inc 5.25%, 7/30/2076	76,941	1,873
Safestore Holdings PLC	1,189,425	8,946	DTE Energy Co 5.25%, 12/1/2077	35,000	839
			Entergy Louisiana LLC 4.70%, 6/1/2063	99,900	2,377
Telecommunications - 0.65%			Entergy New Orleans LLC 5.00%, 12/1/2052	20,000	492
AT&T Inc	123,926	4,052	SCE Trust V 5.45% (i)	125,000	3,219
BCE Inc (b)	315,000	13,372	3 Month LIBOR + 3.79%
CenturyLink Inc	1,090,000	20,252	SCE Trust VI 5.00% (i)	25,000	563
Cisco Systems Inc	208,841	9,249	Southern Co/The 5.25%, 12/1/2077	35,000	839
Nippon Telegraph & Telephone Corp	147,100	6,981			$12,077
Telenor ASA	172,755	3,824	Food - 0.01%
TELUS Corp	45,200	1,618	Dairy Farmers of America Inc 7.88% (d),(i)	10,000	1,154
T-Mobile US Inc (a)	220,000	13,312
Verizon Communications Inc	123,220	6,081	Insurance - 0.07%
		$78,741	Allstate Corp/The 6.63% (i)	100,000	2,606
Toys, Games & Hobbies - 0.09%			Arch Capital Group Ltd 5.25% (i)	30,800	732
Nintendo Co Ltd	24,700	10,378	Hartford Financial Services Group Inc/The	100,000	2,898
			7.88%, 4/15/2042
Transportation - 1.02%			3 Month LIBOR + 5.60%
Canadian Pacific Railway Ltd	83,461	15,229	Reinsurance Group of America Inc 6.20%,	20,000	532
Central Japan Railway Co	51,500	10,320	9/15/2042
CSX Corp	224,028	13,305	3 Month LIBOR + 4.37%
East Japan Railway Co	446,500	42,894	XLIT Ltd 5.47% (i)	1,200	1,200
Norfolk Southern Corp (b)	203,601	29,211	3 Month LIBOR + 3.12%
SITC International Holdings Co Ltd	5,580,000	5,945			$7,968
Union Pacific Corp	52,054	6,956	REITs - 0.09%
		$123,860	DDR Corp 6.38% (i)	15,702	362
			Digital Realty Trust Inc 7.38% (i)	8,320	216
			Equity Residential 8.29% (i)	20,702	1,335
			Kimco Realty Corp 5.25% (i)	63,000	1,310

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

PREFERRED STOCKS (continued)			Shares Held		Value (000's)		Principal
REITs (continued)						BONDS (continued)	Amount (000's)		Value (000's)
Prologis Inc 8.54% (i)				92,034	$5,637	Automobile Parts & Equipment (continued)
Public Storage 5.05% (i)				2,000	47	Allison Transmission Inc
Public Storage 5.88% (i)				57,851	1,478	5.00%, 10/1/2024(d)		$2,740	$2,691
Public Storage 6.00% (i)				18,393	472	American Axle & Manufacturing Inc
					$10,857	6.25%, 4/1/2025		4,115	4,114
Sovereign - 0.05%						IHO Verwaltungs GmbH
CoBank ACB 6.20% (i)				7,000	741	3.25%, PIK 0.00%, 9/15/2023(k),(l)	EUR	3,000	3,736
3 Month LIBOR + 3.74%						LKQ European Holdings BV
CoBank ACB 6.25% (i)				51,000	5,380	3.63%, 4/1/2026(d)		1,000	1,206
3 Month LIBOR + 4.56%									$12,847
					$6,121	Banks - 3.78%
Telecommunications - 0.11%						Australia & New Zealand Banking Group
Centaur Funding Corp	9.08%, 4/21/2020 (d)			9,000	10,057	Ltd/United Kingdom
Telephone & Data Systems Inc	6.88	%,		12,496	310	6.75%, 12/31/2049(d),(i),(j)		$4,000	4,265
11/15/2059						USD ICE SWAP Rate NY 5 + 5.17%
Telephone & Data Systems Inc	7.00	%,		91,217	2,279	Banco Bilbao Vizcaya Argentaria SA
3/15/2060						6.13%, 12/31/2049(i),(j)		5,000	4,833
Verizon Communications Inc	5.90	%,		50,000	1,277	USSW5 Index Spread + 3.87%
2/15/2054						9.00%, 12/31/2049(i),(j)		3,000	3,003
					$13,923	USSW5 Index Spread + 8.26%
TOTAL PREFERRED STOCKS					$75,781	Banco Hipotecario SA
						9.75%, 11/30/2020(d)		6,640	7,300
			Principal
BONDS – 53.27%			Amount (000's)	Value (000's)		Banco Mercantil del Norte SA/Grand
Aerospace & Defense - 0.27%						Cayman
						7.63%, 12/31/2049(d),(i),(j)		9,535	9,845
BBA US Holdings Inc
5.38%, 5/1/2026(d)				$420	$423	U.S. Treasury 10-Year Note + 5.35%
Leonardo SpA						Banco Nacional de Costa Rica
						5.88%, 4/25/2021(d)		3,969	4,077
4.88%, 3/24/2025			EUR	2,200	3,172
TransDigm Inc						Banco Santander SA
						6.38%, 12/31/2049(i),(j)		8,000	8,107
6.00%, 7/15/2022				$4,975	5,037
6.38%, 6/15/2026				13,475	13,542	USSW5 Index Spread + 4.79%
6.50%, 7/15/2024				4,875	4,957	Bank of America Corp
						6.30%, 12/31/2049(i),(j)		3,000	3,176
Triumph Group Inc
7.75%, 8/15/2025				5,445	5,581	3 Month LIBOR + 4.55%
						6.50%, 12/31/2049(i),(j)		1,000	1,060
					$32,712
Agriculture - 0.09%						3 Month LIBOR + 4.17%
Adecoagro SA						Bank of New York Mellon Corp/The
						4.95%, 12/31/2049(i),(j)		2,000	2,040
6.00%, 9/21/2027(d)				11,883	10,962
						3 Month LIBOR + 3.42%
						Bank of Nova Scotia/The
Airlines - 0.11%						4.65%, 12/31/2049(i),(j)		1,100	1,037
Gol Finance Inc
7.00%, 1/31/2025(d)				14,201	13,642	3 Month LIBOR + 2.65%
						Barclays PLC
						7.88%, 12/31/2049(i),(j)		10,000	10,667
Apparel - 0.03%
Hanesbrands Inc						USSW5 Index Spread + 6.77%
4.63%, 5/15/2024(d)				925	893	BBVA Bancomer SA/Texas
						6.75%, 9/30/2022(d)		5,260	5,701

PVH Corp						BNP Paribas SA
3.13%, 12/15/2027			EUR	2,000	2,391	7.20%, 6/29/2049 (d),(i),(j)		4,400	4,829
					$3,284	3 Month LIBOR + 1.29%
Automobile Asset Backed Securities - 0.04%						7.37%, 12/31/2049(d),(i),(j)		3,000	3,270
AmeriCredit Automobile Receivables Trust						USSW5 Index Spread + 5.15%
2017-4						7.63%, 12/31/2049(d),(i),(j)		5,000	5,386
2.07%, 5/18/2021				$5,000	5,000	USSW5 Index Spread + 6.31%
1 Month LIBOR + 0.18%						BPCE SA
						12.50%, 8/29/2049 (i),(j)		4,000	4,465
Automobile Manufacturers - 0.16%						3 Month LIBOR + 12.98%
BCD Acquisition Inc
9.63%, 9/15/2023(d)				7,320	7,942	Capital One Financial Corp
						5.55%, 12/31/2049(i),(j)		4,000	4,120
Fiat Chrysler Finance Europe SA						3 Month LIBOR + 3.80%
4.75%, 7/15/2022			EUR	2,700	3,702	CIT Group Inc
6.75%, 10/14/2019				1,200	1,587	5.25%, 3/7/2025		145	148
General Motors Financial Co Inc						5.80%, 12/31/2049(i),(j)		2,285	2,274
5.75%, 12/31/2049 (i),(j)				$1,000	986	3 Month LIBOR + 3.97%
3 Month LIBOR + 3.60%
						6.13%, 3/9/2028		295	305
Navistar International Corp
6.63%, 11/1/2025(d)				4,631	4,805	Citigroup Capital III
						7.63%, 12/1/2036		8,600	11,190
Peugeot SA						Citigroup Inc
2.00%, 3/23/2024			EUR	700	860	6.25%, 12/31/2049(i),(j)		2,000	2,077
					$19,882	3 Month LIBOR + 4.52%
Automobile Parts & Equipment - 0.11%						Citizens Financial Group Inc
Adient Global Holdings Ltd						5.50%, 12/31/2049(i),(j)		4,000	4,100
3.50%, 8/15/2024				900	1,100	3 Month LIBOR + 3.96%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Banks (continued)
Cooperatieve Rabobank UA				M&T Bank Corp
11.00%, 12/29/2049 (d),(i),(j)		$1,000	$1,080	6.45%, 12/31/2049(i),(j)	$535	$584
3 Month LIBOR + 10.87%				3 Month LIBOR + 3.61%
Credit Agricole SA				Macquarie Bank Ltd/London
6.63%, 12/31/2049 (d),(i),(j)		2,000	2,048	6.13%, 12/31/2049(d),(i),(j)	8,000	7,700
USSW5 Index Spread + 4.70%				USSW5 Index Spread + 3.70%
7.88%, 12/31/2049 (d),(i),(j)		6,000	6,510	6.13%, 12/31/2049(i),(j)	1,600	1,540
USSW5 Index Spread + 4.90%				USSW5 Index Spread + 3.70%
Credit Bank of Moscow Via CBOM Finance				Morgan Stanley
PLC				5.55%, 12/31/2049(i),(j)	1,250	1,281
7.50%, 10/5/2027(d),(j)		8,952	7,654	3 Month LIBOR + 3.81%
USSW5 Index Spread + 5.42%				Nordea Bank AB
7.50%, 10/5/2027(j)		1,732	1,481	6.13%, 12/31/2049(d),(i),(j)	5,000	5,131
USSW5 Index Spread + 5.42%				USSW5 Index Spread + 3.39%
Credit Suisse AG				PNC Financial Services Group Inc/The
6.50%, 8/8/2023(d)		2,000	2,165	6.75%, 7/29/2049(i),(j)	4,000	4,315
Credit Suisse Group AG				3 Month LIBOR + 3.68%
6.25%, 12/31/2049 (d),(i),(j)		3,000	3,072	Provident Funding Associates LP / PFG
USSW5 Index Spread + 3.46%				Finance Corp
7.50%, 12/31/2049 (d),(i),(j)		3,000	3,251	6.38%, 6/15/2025(d)	3,475	3,494
USSW5 Index Spread + 4.60%				QNB Finansbank AS/Turkey
7.50%, 12/31/2049 (i),(j)		5,000	5,419	4.88%, 5/19/2022(d)	13,505	12,920
USSW5 Index Spread + 4.60%				Royal Bank of Scotland Group PLC
Danske Bank A/S				7.50%, 12/31/2049(i),(j)	5,000	5,251
6.13%, 12/31/2049 (i),(j)		9,000	9,113	USSW5 Index Spread + 5.80%
USSW7 Index Spread + 3.90%				8.62%, 12/29/2049(i),(j)	7,000	7,665
Development Bank of Kazakhstan JSC				USSW5 Index Spread + 7.60%
4.13%, 12/10/2022 (d)		9,705	9,681	Skandinaviska Enskilda Banken AB
8.95%, 5/4/2023(d),(m)	KZT	1,078,750	3,211	5.63%, 12/31/2049(i),(j)	10,000	10,002
DNB Bank ASA				USSW5 Index Spread + 3.49%
6.50%, 12/31/2049 (i),(j)		$9,000	9,419	Societe Generale SA
USSW5 Index Spread + 5.08%				6.75%, 12/31/2049(d),(i),(j)	3,000	2,977
Dresdner Funding Trust I				USSW5 Index Spread + 3.93%
8.15%, 6/30/2031(d)		4,500	5,725	7.38%, 12/31/2049(d),(i),(j)	6,000	6,360
HSBC Capital Funding Dollar 1 LP				USSW5 Index Spread + 6.24%
10.18%, 12/29/2049 (i),(j)		2,800	4,356	8.00%, 12/31/2049(d),(i),(j)	7,000	7,752
3 Month LIBOR + 4.98%				USD ICE SWAP Rate NY 5 + 5.87%
10.18%, 12/29/2049 (d),(i),(j)		4,000	6,222	8.25%, 12/31/2049(i),(j)	1,000	1,026
3 Month LIBOR + 4.98%				USSW5 Index Spread + 6.39%
HSBC Holdings PLC				Standard Chartered PLC
6.25%, 12/31/2049 (i),(j)		5,000	5,069	7.01%, 7/29/2049(d),(i),(j)	1,150	1,298
USD ICE SWAP Rate NY 5 + 3.45%				3 Month LIBOR + 1.46%
6.50%, 12/31/2049 (i),(j)		5,905	5,994	7.75%, 12/31/2049(d),(i),(j)	15,000	15,975
USD ICE SWAP Rate NY 5 + 3.61%				USSW5 Index Spread + 5.72%
6.87%, 12/31/2049 (i),(j)		4,000	4,240	State Savings Bank of Ukraine Via SSB #1
USD ICE SWAP Rate NY 5 + 5.51%				PLC
ING Groep NV				9.62%, 3/20/2025(k)	17,867	18,582
6.50%, 12/31/2049 (i),(j)		10,000	10,293	SunTrust Banks Inc
USSW5 Index Spread + 4.45%				5.63%, 12/31/2049(i),(j)	1,000	1,022
Itau Unibanco Holding SA/Cayman Island				3 Month LIBOR + 3.86%
6.13%, 12/31/2049 (d),(i),(j)		4,996	4,882	Swedbank AB
U.S. Treasury 5-Year Note + 3.98%				6.00%, 12/31/2049(i),(j)	10,000	10,225
JPMorgan Chase & Co				USSW5 Index Spread + 4.11%
4.62%, 12/31/2049 (i),(j)		1,510	1,416	Turkiye Garanti Bankasi AS
3 Month LIBOR + 2.58%				6.13%, 5/24/2027(d),(j)	11,614	11,237
5.00%, 12/31/2049 (i),(j)		780	791	USSW5 Index Spread + 4.22%
3 Month LIBOR + 3.32%				Turkiye Is Bankasi AS
6.10%, 12/31/2049 (i),(j)		1,000	1,036	6.13%, 4/25/2024(d)	9,355	9,074
3 Month LIBOR + 3.33%				7.00%, 6/29/2028(d),(j)	1,976	1,935
6.75%, 12/31/2049 (i),(j)		10,000	10,837	USSW5 Index Spread + 5.12%
3 Month LIBOR + 3.78%				Turkiye Vakiflar Bankasi TAO
JPMorgan Chase Bank NA				5.00%, 10/31/2018(d)	2,860	2,869
0.00%, 8/9/2019(a),(d)	EGP	500,000	26,973	5.75%, 1/30/2023(d)	12,575	12,187
KeyCorp Capital III				UBS Group AG
7.75%, 7/15/2029		$795	998	6.87%, 12/31/2049(i),(j)	3,000	3,150
Lloyds Bank PLC				USD ICE SWAP Rate NY 5 + 5.50%
12.00%, 12/29/2049 (i),(j)		10,000	12,684	6.88%, 12/31/2049(i),(j)	3,000	3,158
3 Month LIBOR + 11.76%				USSW5 Index Spread + 4.59%
12.00%, 12/29/2049 (d),(i),(j)		3,000	3,805	7.00%, 12/31/2049(i),(j)	8,850	9,468
3 Month LIBOR + 11.76%				USSW5 Index Spread + 4.87%
Lloyds Banking Group PLC
7.50%, 12/31/2049 (i),(j)		2,000	2,158
USSW5 Index Spread + 4.76%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Coal (continued)
US Bancorp				Foresight Energy LLC / Foresight Energy
5.12%, 12/31/2049 (i),(j)		$2,000	$2,050	Finance Corp
3 Month LIBOR + 3.49%				11.50%, 4/1/2023(d)	$37,040	$31,299
Wells Fargo & Co						$41,591
5.87%, 12/31/2049 (i),(j)		1,000	1,035	Commercial Mortgage Backed Securities – 9.00%
3 Month LIBOR + 3.99%				Banc of America Merrill Lynch Commercial
			$460,121	Mortgage Inc
Beverages - 0.05%				4.77%, 7/10/2043(k)	4,211	3,823
Cott Corp				5.69%, 11/10/2042(k)	2,599	2,608
5.50%, 7/1/2024	EUR	3,900	4,996	BANK 2017-BNK5
Sunshine Mid BV				1.32%, 6/15/2060(d),(k),(n)	36,903	3,173
6.50%, 5/15/2026(d),(m)		400	483	3.08%, 6/15/2060(d),(k)	5,000	3,916
			$5,479	4.26%, 6/15/2060(d),(k)	8,356	5,479
Building Materials - 0.03%				BANK 2017-BNK6
Boise Cascade Co				3.10%, 7/15/2060(d)	2,500	1,928
5.63%, 9/1/2024(d)		$1,185	1,200	BANK 2017-BNK9
Jeld-Wen Inc				1.56%, 11/15/2054(d),(k),(n)	15,200	1,673
4.63%, 12/15/2025 (d)		830	795	2.80%, 11/15/2054(d)	10,000	7,878
4.88%, 12/15/2027 (d)		505	476	BANK 2018-BNK10
Standard Industries Inc/NJ				1.89%, 2/15/2061(d),(k),(n)	31,334	4,347
4.75%, 1/15/2028(d)		1,850	1,725	BENCHMARK 2018-B1 Mortgage Trust
			$4,196	1.51%, 1/15/2051(d),(k),(n)	30,260	3,347
Chemicals - 0.76%				2.75%, 1/15/2051(d)	6,500	4,907
Aruba Investments Inc				BENCHMARK 2018-B3 Mortgage Trust
8.75%, 2/15/2023(d)		3,500	3,640	1.50%, 4/10/2051(d),(k),(n)	5,520	637
Axalta Coating Systems Dutch Holding B				3.06%, 4/10/2051(d)	3,000	2,464
BV				CD 2006-CD2 Mortgage Trust
3.75%, 1/15/2025	EUR	3,700	4,702	5.68%, 1/15/2046(k)	2,538	2,160
Braskem America Finance Co				CD 2017-CD5 Mortgage Trust
7.13%, 7/22/2041(d)		$4,260	4,808	3.35%, 8/15/2050(d)	7,000	5,570
Braskem Netherlands Finance BV				CFCRE Commercial Mortgage Trust 2016-
4.50%, 1/10/2028(d)		9,190	8,611	C6
CF Industries Inc				1.34%, 11/10/2049(k),(n)	44,936	3,350
5.15%, 3/15/2034		3,135	2,865	4.36%, 11/10/2049(k)	4,000	3,876
Consolidated Energy Finance SA				CGMS Commercial Mortgage Trust 2017-B1
6.75%, 10/15/2019 (d)		1,416	1,442	3.00%, 8/15/2050(d)	7,435	5,628
6.88%, 6/15/2025(d)		5,020	5,221	Citigroup Commercial Mortgage Trust 2007-
Cornerstone Chemical Co				C6
6.75%, 8/15/2024(d)		3,940	3,901	5.80%, 12/10/2049(k)	5,071	3,839
CTC BondCo GmbH				Citigroup Commercial Mortgage Trust 2012-
5.25%, 12/15/2025	EUR	400	477	GC8
GCP Applied Technologies Inc				5.00%, 9/10/2045(d),(k)	1,875	1,525
5.50%, 4/15/2026(d)		$1,635	1,627	Citigroup Commercial Mortgage Trust 2013-
Hexion Inc				GC15
6.63%, 4/15/2020		41,330	38,799	4.25%, 9/10/2046(d),(k)	16,492	12,227
10.00%, 4/15/2020		2,590	2,558	5.27%, 9/10/2046(d),(k)	7,700	7,296
INEOS Group Holdings SA				Citigroup Commercial Mortgage Trust 2014-
5.38%, 8/1/2024	EUR	2,500	3,188	GC19
Kronos International Inc				5.06%, 3/10/2047(d),(k)	3,425	3,208
3.75%, 9/15/2025		200	245	Citigroup Commercial Mortgage Trust 2015-
NOVA Chemicals Corp				GC27
5.25%, 6/1/2027(d)		$2,040	1,963	4.58%, 2/10/2048(k)	10,000	9,730
OCI NV				Citigroup Commercial Mortgage Trust 2016-
5.00%, 4/15/2023(d)	EUR	1,500	1,844	C1
Platform Specialty Products Corp				2.09%, 5/10/2049(k),(n)	37,267	4,256
5.88%, 12/1/2025(d)		$1,300	1,267	Citigroup Commercial Mortgage Trust 2016-
6.50%, 2/1/2022(d)		290	297	GC37
PSPC Escrow Corp				1.96%, 4/10/2049(k),(n)	15,158	1,613
6.00%, 2/1/2023	EUR	2,050	2,574	Citigroup Commercial Mortgage Trust 2018-
Solvay Finance SA				B2
5.87%, 12/31/2049 (i),(j)		1,600	2,282	1.50%, 3/10/2051(d),(k),(n)	13,247	1,508
EUR Swap Annual 5YR + 5.22%				3.33%, 3/10/2051(d),(k)	2,500	1,893
			$92,311	COMM 2012-CCRE1 Mortgage Trust
				2.46%, 5/15/2045(d)	13,993	10,193
Coal - 0.34%				5.50%, 5/15/2045(d),(k)	8,889	8,520
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp				COMM 2012-CCRE4 Mortgage Trust
7.50%, 5/1/2025(d)		$2,085	2,197	4.73%, 10/15/2045(d),(k)	5,000	2,944
Eterna Capital Pte Ltd				COMM 2012-CCRE5 Mortgage Trust
7.50%, PIK 6.00%, 12/11/2022 (k),(l)		7,534	7,534	4.46%, 12/10/2045(d),(k)	3,475	3,282
8.00%, PIK 8.00%, 12/11/2022 (k),(l)		573	561	4.46%, 12/10/2045(d),(k)	7,500	6,668
				Comm 2013-CCRE13 Mortgage Trust
				4.90%, 11/10/2046(d),(k)	6,421	5,791
				4.90%, 11/10/2046(d),(k)	5,660	4,572

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2013-CCRE6 Mortgage Trust			GS Mortgage Securities Trust 2010-C2
1.23%, 3/10/2046(k),(n)	$61,013	$2,018	5.35%, 12/10/2043(d),(k)	$5,000	$5,014
4.20%, 3/10/2046(d),(k)	13,215	12,260	GS Mortgage Securities Trust 2011-GC5
4.20%, 3/10/2046(d),(k)	10,500	8,603	5.56%, 8/10/2044(d),(k)	3,660	2,987
COMM 2013-CCRE7 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ7
4.43%, 3/10/2046(d),(k)	7,500	5,353	5.89%, 5/10/2045(d),(k)	7,429	7,196
COMM 2013-LC6 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ9
4.44%, 1/10/2046(d),(k)	5,205	4,954	4.91%, 11/10/2045(d),(k)	5,000	4,772
COMM 2014-CCRE15 Mortgage Trust			4.91%, 11/10/2045(d),(k)	8,500	7,481
4.41%, 2/10/2047(d),(k)	5,414	4,394	GS Mortgage Securities Trust 2013-GC16
COMM 2014-CCRE17 Mortgage Trust			3.50%, 11/10/2046(d)	2,500	1,769
0.33%, 5/10/2047(d),(k),(n)	44,717	719	5.50%, 11/10/2046(d),(k)	3,544	3,424
4.46%, 5/10/2047(d),(k)	5,311	3,431	GS Mortgage Securities Trust 2013-GCJ14
4.96%, 5/10/2047(d),(k)	12,469	10,891	4.92%, 8/10/2046(d),(k)	10,460	10,009
COMM 2014-LC17 Mortgage Trust			4.92%, 8/10/2046(d),(k)	7,742	6,248
3.11%, 10/10/2047 (d)	4,383	2,661	4.92%, 8/10/2046(d),(k)	2,500	1,931
3.69%, 10/10/2047 (d)	4,133	3,044	GS Mortgage Securities Trust 2014-GC26
Comm 2014-UBS2 Mortgage Trust			1.35%, 11/10/2047(d),(k),(n)	29,811	1,997
5.18%, 3/10/2047(d),(k)	13,690	11,673	4.66%, 11/10/2047(d),(k)	2,570	2,216
COMM 2014-UBS3 Mortgage Trust			GS Mortgage Securities Trust 2017-GS7
4.97%, 6/10/2047(d),(k)	21,861	18,079	1.29%, 8/10/2050(k),(n)	29,051	2,312
COMM 2014-UBS5 Mortgage Trust			GS Mortgage Securities Trust 2018-GS9
3.50%, 9/10/2047(d)	6,500	5,157	1.51%, 3/10/2051(k),(n)	8,353	890
COMM 2015-LC23 Mortgage Trust			3.99%, 3/10/2051	15,000	15,325
3.80%, 10/10/2048 (d),(k)	6,000	5,259	JP Morgan Chase Commercial Mortgage
COMM 2016-COR1 Mortgage Trust			Securities Trust 2005-CIBC12
1.62%, 10/10/2049 (k),(n)	45,511	3,817	4.99%, 9/12/2037(k)	37	38
4.54%, 10/10/2049 (k)	5,000	4,836	JP Morgan Chase Commercial Mortgage
COMM 2017-COR2 Mortgage Trust			Securities Trust 2006-CIBC16
1.34%, 9/10/2050(k),(n)	43,398	3,736	5.62%, 5/12/2045	6,884	6,384
Commercial Mortgage Trust 2007-GG9			JP Morgan Chase Commercial Mortgage
5.53%, 3/10/2039(k)	14,000	888	Securities Trust 2006-CIBC17
Credit Suisse Commercial Mortgage Trust			5.49%, 12/12/2043(k)	12,127	10,016
Series 2007-C1			JP Morgan Chase Commercial Mortgage
5.46%, 2/15/2040(k)	29,642	14,975	Securities Trust 2006-LDP9
DBJPM 17-C6 Mortgage Trust			5.34%, 5/15/2047	1,000	1,006
1.18%, 6/10/2050(k),(n)	99,720	6,697	JP Morgan Chase Commercial Mortgage
3.38%, 6/10/2050(d),(k)	15,000	11,988	Securities Trust 2007-CIBC19
DBUBS 2011-LC1 Mortgage Trust			6.01%, 2/12/2049(k)	28,200	21,139
0.38%, 11/10/2046 (d),(k),(n)	142,384	1,100	JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust			Securities Trust 2010-CNTR
1.26%, 7/10/2044(d),(k),(n)	9,773	261	1.87%, 8/5/2032(d),(k),(n)	7,516	228
Freddie Mac Multifamily Structured Pass			JP Morgan Chase Commercial Mortgage
Through Certificates			Securities Trust 2011-C3
0.80%, 3/25/2020(k),(n)	141,524	1,400	4.41%, 2/15/2046(d),(k)	4,330	3,455
1.45%, 11/25/2019 (k),(n)	51,222	792	JP Morgan Chase Commercial Mortgage
1.46%, 8/25/2020(k),(n)	24,062	586	Securities Trust 2011-C5
1.49%, 5/25/2040(k)	35,000	823	4.00%, 8/15/2046(d),(k)	6,000	4,966
1.51%, 4/25/2041(k),(n)	86,714	2,156	5.59%, 8/15/2046(d),(k)	4,844	4,744
1.53%, 1/25/2043(k),(n)	79,054	6,700	JP Morgan Chase Commercial Mortgage
1.68%, 11/25/2042 (k),(n)	83,688	4,150	Securities Trust 2012-C6
1.71%, 11/25/2040 (k),(n)	16,936	1,072	2.97%, 5/15/2045(d),(k)	7,500	5,185
1.71%, 6/25/2042(k),(n)	13,000	217	JP Morgan Chase Commercial Mortgage
1.72%, 6/25/2041(k),(n)	20,000	1,407	Securities Trust 2012-C8
1.97%, 11/25/2039 (k),(n)	68,598	657	2.75%, 10/15/2045(d),(k)	8,553	6,436
2.04%, 11/25/2044 (k),(n)	16,293	1,762	JP Morgan Chase Commercial Mortgage
2.09%, 4/25/2046(k),(n)	43,706	5,340	Securities Trust 2013-C16
2.10%, 2/25/2045(k),(n)	27,900	3,202	3.74%, 12/15/2046(d),(k)	10,000	7,446
2.15%, 10/25/2025 (k),(n)	47,224	251	5.18%, 12/15/2046(d),(k)	10,000	9,493
2.18%, 8/25/2042(k),(n)	98,038	11,654	JP Morgan Chase Commercial Mortgage
2.28%, 12/25/2039 (k),(n)	25,654	1,857	Securities Trust 2013-LC11
2.33%, 1/25/2041(k),(n)	15,544	871	1.43%, 4/15/2046(k),(n)	59,189	2,940
3.61%, 6/25/2041(k),(n)	4,400	421	JPMBB Commercial Mortgage Securities
4.78%, 11/25/2044 (k),(n)	1,800	193	Trust 2013-C12
FREMF 2011-K704 Mortgage Trust			4.23%, 7/15/2045(k)	13,826	12,476
0.10%, 10/25/2030 (d),(n)	420,341	64	JPMBB Commercial Mortgage Securities
FREMF 2016-KBAM Mortgage Trust			Trust 2013-C15
9.10%, 9/25/2022(d)	68,415	70,017	3.50%, 11/15/2045(d)	9,191	6,793
1 Month LIBOR + 7.22%			5.25%, 11/15/2045(d),(k)	23,750	22,920
GS Mortgage Securities Trust 2010-C1			JPMBB Commercial Mortgage Securities
1.51%, 8/10/2043(d),(k),(n)	42,604	1,027	Trust 2014-C18
			1.10%, 2/15/2047(k),(n)	52,330	2,013
			4.97%, 2/15/2047(d),(k)	7,850	6,813

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2014-C19			Lynch Trust 2014-C15
4.82%, 4/15/2047(d),(k)	$1,359	$1,201	5.05%, 4/15/2047(d),(k)		$8,786	$8,356
4.82%, 4/15/2047(k)	15,096	15,242	5.05%, 4/15/2047(d),(k)		4,000	3,340
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2014-C21			Lynch Trust 2014-C16
1.22%, 8/15/2047(k),(n)	43,081	2,128	4.41%, 6/15/2047(d),(k)		17,104	12,631
JPMBB Commercial Mortgage Securities			4.91%, 6/15/2047(d),(k)		12,500	11,037
Trust 2014-C23			Morgan Stanley Bank of America Merrill
0.97%, 9/15/2047(k),(n)	285,964	7,926	Lynch Trust 2014-C18
JPMBB Commercial Mortgage Securities			4.49%, 10/15/2047(k)		4,408	4,268
Trust 2014-C24			Morgan Stanley Bank of America Merrill
4.07%, 11/15/2047 (d),(k)	20,500	17,389	Lynch Trust 2015-C20
JPMBB Commercial Mortgage Securities			1.52%, 2/15/2048(k),(n)		51,655	3,279
Trust 2014-C26			1.54%, 2/15/2048(d),(k),(n)		41,500	3,262
4.57%, 1/15/2048(k)	5,000	4,903	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2015-C21
Trust 2015-C28			1.09%, 3/15/2048(k),(n)		33,421	1,583
0.50%, 10/15/2048 (d),(k),(n)	54,005	1,512	Morgan Stanley Bank of America Merrill
1.30%, 10/15/2048 (k),(n)	60,972	2,925	Lynch Trust 2015-C26
JPMBB Commercial Mortgage Securities			3.06%, 10/15/2048(d)		2,185	1,743
Trust 2015-C29			Morgan Stanley Bank of America Merrill
3.84%, 5/15/2048(k)	4,500	3,628	Lynch Trust 2016-C29
JPMBB Commercial Mortgage Securities			1.80%, 5/15/2049(k),(n)		42,727	3,966
Trust 2015-C30			Morgan Stanley Bank of America Merrill
0.81%, 7/15/2048(k),(n)	81,927	2,413	Lynch Trust 2016-C31
JPMBB Commercial Mortgage Securities			1.46%, 11/15/2049(d),(k),(n)		21,213	1,975
Trust 2015-C31			Morgan Stanley Capital I Trust 2011-C3
0.50%, 8/15/2048(d),(k),(n)	42,377	1,227	0.92%, 7/15/2049(d),(k),(n)		23,574	433
JPMCC Commercial Mortgage Securities			Morgan Stanley Capital I Trust 2016-UB11
Trust 2017-JP6			3.50%, 8/15/2049(d),(k)		2,000	1,653
1.48%, 7/15/2050(k),(n)	23,888	1,748	UBS Commercial Mortgage Trust 2012-C1
JPMCC Commercial Mortgage Securities			5.00%, 5/10/2045(d),(k)		8,000	6,586
Trust 2017-JP7			UBS-Barclays Commercial Mortgage Trust
4.56%, 9/15/2050(d),(k)	10,984	10,207	2012	-C2
LB Commercial Mortgage Trust 2007-C3			1.49%, 5/10/2063(d),(k),(n)		26,810	1,212
6.09%, 7/15/2044(k)	1,082	1,100	UBS-Barclays Commercial Mortgage Trust
6.09%, 7/15/2044(k)	12,738	11,464	2012	-C3
LB-UBS Commercial Mortgage Trust 2003-			5.00%, 8/10/2049(d),(k)		20,994	17,317
C8			5.21%, 8/10/2049(d),(k)		25,827	24,946
0.38%, 9/15/2037(d),(k),(n)	711	1	UBS-Barclays Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2005-			2012	-C4
C3			4.63%, 12/10/2045(d),(k)		21,000	18,543
4.95%, 7/15/2040(k)	170	170	4.63%, 12/10/2045(d),(k)		17,981	14,000
LB-UBS Commercial Mortgage Trust 2006-			UBS-Barclays Commercial Mortgage Trust
C7			2013	-C5
5.41%, 11/15/2038	12,785	9,648	4.22%, 3/10/2046(d),(k)		9,150	8,253
LB-UBS Commercial Mortgage Trust 2007-			4.22%, 3/10/2046(d),(k)		5,759	4,293
C6			Wachovia Bank Commercial Mortgage Trust
6.47%, 7/15/2040(k)	13,250	13,391	Series 2006-C26
6.47%, 7/15/2040(k)	8,841	8,932	6.23%, 6/15/2045(k)		9,078	8,644
Merrill Lynch Mortgage Trust 2007-C1			Wachovia Commercial Mortgage Securities
6.00%, 6/12/2050(k)	15,333	157	Inc Commercial Mortgage Pass Through
ML-CFC Commercial Mortgage Trust 2007-			Certificates Series 2003 C5
5			2.18%, 6/15/2035(d),(k),(n)		349	—
5.45%, 8/12/2048(k)	5,840	4,397	Wells Fargo Commercial Mortgage Trust
ML-CFC Commercial Mortgage Trust 2007-			2010	-C1
9			0.66%, 11/15/2043(d),(k),(n)		13,499	180
6.19%, 9/12/2049(k)	20,987	16,370	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill			2014-L	C18
Lynch Trust 2012-C5			1.29%, 12/15/2047(k),(n)		83,511	4,467
4.84%, 8/15/2045(d),(k)	6,787	6,630	3.96%, 12/15/2047(d),(k)		13,500	11,293
Morgan Stanley Bank of America Merrill			Wells Fargo Commercial Mortgage Trust
Lynch Trust 2013-C13			2015	-C28
5.05%, 11/15/2046 (d),(k)	5,462	5,241	4.27%, 5/15/2048(k)		10,000	8,193
Morgan Stanley Bank of America Merrill			Wells Fargo Commercial Mortgage Trust
Lynch Trust 2013-C8			2015-NX	S1
4.19%, 12/15/2048 (d),(k)	18,500	16,824	2.88%, 5/15/2048(d),(k)		6,916	4,654
Morgan Stanley Bank of America Merrill			4.24%, 5/15/2048(k)		3,580	3,094
Lynch Trust 2014-C14			Wells Fargo Commercial Mortgage Trust
4.98%, 2/15/2047(k)	6,750	6,975	2015-NX	S2
4.98%, 2/15/2047(d),(k)	10,331	8,055	4.39%, 7/15/2058(k)		9,153	7,554

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Commercial Mortgage Backed Securities (continued)					Commercial Services (continued)
Wells Fargo Commercial Mortgage Trust					Loxam SAS
2015-NX	S3				6.00%, 4/15/2025	EUR	2,900	$3,791
1.31%, 9/15/2057(k),(n)			$26,516	$1,354	Midas Intermediate Holdco II LLC / Midas
3.15%, 9/15/2057(d)			5,000	3,809	Intermediate Holdco II Finance Inc
Wells Fargo Commercial Mortgage Trust					7.88%, 10/1/2022(d)		$5,168	5,129
2016	-C34				Nielsen Finance LLC / Nielsen Finance Co
2.34%, 6/15/2049(k),(n)			35,897	4,135	5.00%, 4/15/2022(d)		2,975	2,998
Wells Fargo Commercial Mortgage Trust					Prime Security Services Borrower LLC /
2016	-C35				Prime Finance Inc
2.15%, 7/15/2048(k),(n)			39,264	4,662	9.25%, 5/15/2023(d)		4,028	4,320
Wells Fargo Commercial Mortgage Trust					ServiceMaster Co LLC/The
2016	-C36				5.13%, 11/15/2024(d)		1,225	1,193
4.33%, 11/15/2059 (k)			4,000	3,889	Team Health Holdings Inc
Wells Fargo Commercial Mortgage Trust					6.38%, 2/1/2025(d)		14,325	12,463
2016-NX	S5				TMS International Corp
5.04%, 1/15/2059(k)			4,254	4,083	7.25%, 8/15/2025(d)		2,620	2,712
Wells Fargo Commercial Mortgage Trust					United Rentals North America Inc
2017	-C38				5.88%, 9/15/2026		1,555	1,621
1.23%, 7/15/2050(k),(n)			79,580	5,770				$68,327
Wells Fargo Commercial Mortgage Trust					Computers - 0.14%
2017	-C40				Dell International LLC / EMC Corp
4.48%, 10/15/2050 (k)			10,000	9,712	7.13%, 6/15/2024(d)		3,875	4,127
Wells Fargo Commercial Mortgage Trust					West Corp
2017	-C42				8.50%, 10/15/2025(d)		13,900	13,413
1.72%, 12/15/2050 (d),(k),(n)			20,343	2,373				$17,540
Wells Fargo Commercial Mortgage Trust					Consumer Products - 0.03%
2018	-C43				ACCO Brands Corp
1.78%, 3/15/2051(d),(k),(n)			6,614	844	5.25%, 12/15/2024(d)		1,245	1,245
3.00%, 3/15/2051(d)			2,000	1,557	Prestige Brands Inc
Wells Fargo Commercial Mortgage Trust					5.38%, 12/15/2021(d)		2,910	2,917
2018	-C44							$4,162
3.00%, 5/15/2051(d),(f),(m)			5,000	3,874
4.21%, 5/15/2051(f),(m)			7,500	7,725	Cosmetics & Personal Care - 0.14%
					High Ridge Brands Co
WFRBS Commercial Mortgage Trust 2011-					8.88%, 3/15/2025(d)		24,332	17,032
C5
0.18%, 11/15/2044 (d),(k),(n)			121,416	538
					Distribution & Wholesale - 0.28%
WFRBS Commercial Mortgage Trust 2013-					American Tire Distributors Inc
C11					10.25%, 3/1/2022(d)		43,521	22,957
4.41%, 3/15/2045(d),(k)			10,000	7,989
					KAR Auction Services Inc
WFRBS Commercial Mortgage Trust 2014-					5.13%, 6/1/2025(d)		2,000	1,940
C20					LKQ Corp
3.99%, 5/15/2047(d)			10,000	7,871
					4.75%, 5/15/2023		5,700	5,652
WFRBS Commercial Mortgage Trust 2014-					Rexel SA
C22					2.13%, 6/15/2025	EUR	1,200	1,402
4.06%, 9/15/2057(d),(k)			10,000	7,916
					3.50%, 6/15/2023		2,000	2,506
WFRBS Commercial Mortgage Trust 2014-								$34,457
C24					Diversified Financial Services - 0.74%
3.69%, 11/15/2047 (d)			11,047	7,690
					Ally Financial Inc
				$1,095,654	5.75%, 11/20/2025		$5,565	5,753
Commercial Services - 0.56%					American Express Co
Acwa Power Management And Investments					5.20%, 12/31/2049(i),(j)		1,000	1,011
One Ltd					3 Month LIBOR + 3.43%
5.95%, 12/15/2039 (d)			8,365	8,474
					ASP AMC Merger Sub Inc
Ahern Rentals Inc					8.00%, 5/15/2025(d)		7,100	6,372
7.38%, 5/15/2023(d)			3,195	3,083
					Charles Schwab Corp/The
Atento Luxco 1 SA					7.00%, 2/28/2049(i),(j)		4,198	4,618
6.13%, 8/10/2022(d)			6,340	6,353	3 Month LIBOR + 4.82%

EC Finance PLC					Credit Acceptance Corp
2.38%, 11/15/2022		EUR	1,000	1,212	7.38%, 3/15/2023		2,994	3,129
ENA Norte Trust					E*TRADE Financial Corp
4.95%, 4/25/2028(d)			$3,309	3,392	5.30%, 12/31/2049(i),(j)		3,655	3,570
4.95%, 4/25/2028			429	440	3 Month LIBOR + 3.16%
Europcar Groupe SA					Ladder Capital Finance Holdings LLLP /
4.13%, 11/15/2024		EUR	550	661	Ladder Capital Finance Corp
Garda World Security Corp					5.25%, 10/1/2025(d)		5,700	5,429
8.75%, 5/15/2025(d)			$2,655	2,774
					Lincoln Finance Ltd
Iron Mountain UK PLC					7.38%, 4/15/2021(d)		4,550	4,704
3.88%, 11/15/2025		GBP	2,600	3,405	Lions Gate Capital Holdings LLC
Jaguar Holding Co II / Pharmaceutical Product					5.88%, 11/1/2024(d)		1,315	1,346
Development LLC
6.38%, 8/1/2023(d)			$3,500	3,544
La Financiere Atalian SAS
4.00%, 5/15/2024		EUR	650	762

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
LoanCore Capital Markets LLC / JLC Finance				MasTec Inc
Corp				4.88%, 3/15/2023		$1,220	$1,211
6.88%, 6/1/2020(d)		$2,275	$2,318	Mexico City Airport Trust
National Rural Utilities Cooperative Finance				5.50%, 7/31/2047(d)		9,290	8,256
Corp				Novafives SAS
5.25%, 4/20/2046(j)		2,200	2,295	5.00%, 6/15/2025(d)	EUR	700	861
3 Month LIBOR + 3.63%				Pisces Midco Inc
Navient Corp				8.00%, 4/15/2026(d)		$430	430
6.13%, 3/25/2024		795	796	Tutor Perini Corp
7.25%, 9/25/2023		1,780	1,860	6.88%, 5/1/2025(d)		2,410	2,470
NFP Corp							$20,367
6.88%, 7/15/2025(d)		26,095	25,573	Entertainment - 0.31%
Oxford Finance LLC / Oxford Finance Co-				AMC Entertainment Holdings Inc
Issuer II Inc				5.88%, 11/15/2026		7,095	6,909
6.38%, 12/15/2022 (d)		5,075	5,176	6.13%, 5/15/2027		280	271
Springleaf Finance Corp				6.38%, 11/15/2024	GBP	1,000	1,398
6.88%, 3/15/2025		1,455	1,470	Boyne USA Inc
Swiss Insured Brazil Power Finance Sarl				7.25%, 5/1/2025(d)		$2,100	2,169
9.85%, 7/16/2032(d)	BRL	33,455	9,741	Caesars Resort Collection LLC / CRC Finco
Vantiv LLC / Vantiv Issuer Corp				Inc
3.88%, 11/15/2025	GBP	2,300	3,111	5.25%, 10/15/2025(d)		6,870	6,561
4.38%, 11/15/2025 (d)		$1,820	1,738	CCM Merger Inc
			$90,010	6.00%, 3/15/2022(d)		2,930	2,981
Electric - 0.86%				Cinemark USA Inc
1MDB Energy Ltd				4.88%, 6/1/2023		3,100	3,061
5.99%, 5/11/2022		5,600	5,871	Eldorado Resorts Inc
Calpine Corp				7.00%, 8/1/2023		1,345	1,421
5.75%, 1/15/2025		14,420	13,232	International Game Technology PLC
Cometa Energia SA de CV				4.75%, 2/15/2023	EUR	900	1,192
6.38%, 4/24/2035(d)		15,741	15,426	6.50%, 2/15/2025(d)		$1,105	1,178
Emera Inc				Scientific Games International Inc
6.75%, 6/15/2076(j)		3,300	3,570	3.38%, 2/15/2026	EUR	600	702
3 Month LIBOR + 5.44%				6.63%, 5/15/2021		$1,525	1,556
Enel SpA				Sisal Group SpA
8.75%, 9/24/2073(d),(j)		2,500	2,956	7.00%, 7/31/2023	EUR	1,875	2,402
USSW5 Index Spread + 5.88%				WMG Acquisition Corp
Eskom Holdings SOC Ltd				4.13%, 11/1/2024		3,273	4,150
5.75%, 1/26/2021(d)		17,185	17,136	5.50%, 4/15/2026(d)		$1,255	1,261
Gas Natural Fenosa Finance BV							$37,212
3.38%, 12/31/2049 (i),(j)	EUR	1,000	1,236	Environmental Control - 0.02%
EUR Swap Annual 9YR + 3.08%				Paprec Holding SA
Minejesa Capital BV				4.00%, 3/31/2025(d)	EUR	1,000	1,221
4.63%, 8/10/2030(d)		$7,830	7,417	Waste Pro USA Inc
NRG Energy Inc				5.50%, 2/15/2026(d)		$1,350	1,336
7.25%, 5/15/2026		3,120	3,327				$2,557
Pampa Energia SA				Food - 0.89%
7.38%, 7/21/2023(d)		6,175	6,453	BI-LO LLC / BI-LO Finance Corp
7.50%, 1/24/2027(d)		19,963	20,313	9.25%, 2/15/2019(d)		2,785	2,788
RWE AG				Boparan Finance PLC
2.75%, 4/21/2075(j)	EUR	800	995	5.50%, 7/15/2021	GBP	1,750	2,286
EUR Swap Annual 5YR + 2.64%				Casino Guichard Perrachon SA
3.50%, 4/21/2075(j)		500	631	4.50%, 3/7/2024	EUR	1,600	2,043
EUR Swap Annual 5YR + 3.25%				Cosan Ltd
Stoneway Capital Corp				5.95%, 9/20/2024(d)		$11,966	12,026
10.00%, 3/1/2027(d)		$4,375	4,661	ESAL GmbH
Vistra Energy Corp				6.25%, 2/5/2023(d)		3,675	3,500
7.38%, 11/1/2022		1,055	1,112	Grupo Bimbo SAB de CV
8.13%, 1/30/2026(d)		345	378	5.95%, 12/31/2049(d),(i),(j)		5,955	5,960
			$104,714	U.S. Treasury 5-Year Note + 3.28%
Electrical Components & Equipment - 0.03%				Iceland Bondco PLC
Belden Inc				4.63%, 3/15/2025	GBP	500	629
2.88%, 9/15/2025	EUR	2,600	3,073	Ingles Markets Inc
				5.75%, 6/15/2023		$1,645	1,641
Energy - Alternate Sources - 0.08%				JBS Investments GmbH
Rio Energy SA / UGEN SA / UENSA SA				7.25%, 4/3/2024(d)		3,000	2,958
6.88%, 2/1/2025(d)		$9,566	9,327	7.75%, 10/28/2020(d)		13,265	13,481
				JBS USA LUX SA / JBS USA Finance Inc
Engineering & Construction - 0.17%				7.25%, 6/1/2021(d)		1,660	1,672
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 3/30/2029(d)		4,055	4,364
Indo Energy Finance II BV
6.38%, 1/24/2023		2,822	2,775

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Food (continued)				Healthcare - Services (continued)
KeHE Distributors LLC / KeHE Finance				Eagle Holding Co II LLC
Corp				7.63%, PIK 8.38%, 5/15/2022(d),(k),(l)		$8,500	$8,606
7.63%, 8/15/2021(d)		$4,895	$4,822	Encompass Health Corp
MARB BondCo PLC				5.13%, 3/15/2023		229	232
6.88%, 1/19/2025(d)		8,690	8,169	5.75%, 11/1/2024		3,300	3,358
7.00%, 3/15/2024(d)		797	762	Envision Healthcare Corp
Marfrig Holdings Europe BV				6.25%, 12/1/2024(d)		4,700	4,888
8.00%, 6/8/2023(d)		4,771	4,825	HCA Inc
Minerva Luxembourg SA				4.50%, 2/15/2027		3,870	3,706
5.88%, 1/19/2028(d)		10,375	9,257	5.00%, 3/15/2024		725	733
5.88%, 1/19/2028		450	401	5.88%, 5/1/2023		8,825	9,200
6.50%, 9/20/2026(d)		8,195	7,744	5.88%, 2/15/2026		2,750	2,784
Pinnacle Foods Finance LLC / Pinnacle Foods				MPH Acquisition Holdings LLC
Finance Corp				7.13%, 6/1/2024(d)		3,185	3,249
5.88%, 1/15/2024		1,650	1,699	One Call Corp
Post Holdings Inc				7.50%, 7/1/2024(d)		33,182	32,684
5.00%, 8/15/2026(d)		6,400	6,000	10.00%, 10/1/2024 (d)		23,838	21,275
5.50%, 3/1/2025(d)		3,400	3,341	Polaris Intermediate Corp
5.63%, 1/15/2028(d)		800	764	8.50%, PIK 9.25%, 12/1/2022(d),(k),(l)		29,520	29,963
Premier Foods Finance PLC				RegionalCare Hospital Partners Holdings Inc
6.50%, 3/15/2021	GBP	900	1,251	8.25%, 5/1/2023(d)		25,145	26,395
Sigma Holdco BV				Surgery Center Holdings Inc
7.88%, 5/15/2026(d),(m)		$1,925	1,930	6.75%, 7/1/2025(d)		14,685	13,877
Tesco PLC				8.88%, 4/15/2021(d)		3,830	3,935
6.13%, 2/24/2022	GBP	3,900	6,148	Synlab Bondco PLC
US Foods Inc				6.25%, 7/1/2022	EUR	3,475	4,355
5.88%, 6/15/2024(d)		$2,060	2,096	Tenet Healthcare Corp
			$108,193	4.63%, 7/15/2024(d)		$4,865	4,696
Food Service - 0.02%				5.13%, 5/1/2025(d)		4,050	3,939
Aramark International Finance Sarl				6.75%, 6/15/2023		1,550	1,524
3.13%, 4/1/2025	EUR	1,800	2,228	8.13%, 4/1/2022		1,320	1,375
				Unilabs Subholding AB
Forest Products & Paper - 0.06%				5.75%, 5/15/2025	EUR	1,200	1,435
Smurfit Kappa Acquisitions ULC				WellCare Health Plans Inc
2.75%, 2/1/2025		2,000	2,534	5.25%, 4/1/2025		$3,590	3,608
3.25%, 6/1/2021		1,000	1,293				$194,280
WEPA Hygieneprodukte GmbH				Holding Companies - Diversified - 0.23%
3.75%, 5/15/2024		3,300	3,921	HRG Group Inc
			$7,748	7.75%, 1/15/2022		11,909	12,266
Gas - 0.08%				ProGroup AG
KazTransGas JSC				3.00%, 3/31/2026(d)	EUR	700	841
4.38%, 9/26/2027(d)		$6,651	6,325	5.13%, 5/1/2022		2,400	2,973
NGL Energy Partners LP / NGL Energy				Trident Merger Sub Inc
Finance Corp				6.63%, 11/1/2025(d)		$11,720	11,486
7.50%, 11/1/2023		3,550	3,541				$27,566
			$9,866	Home Builders - 0.08%
Hand & Machine Tools - 0.15%				Century Communities Inc
Apex Tool Group LLC / BC Mountain				5.88%, 7/15/2025		4,180	3,976
Finance Inc				Lennar Corp
9.00%, 2/15/2023(d)		18,690	18,223	4.50%, 4/30/2024		1,790	1,745
Stanley Black & Decker Inc				Taylor Morrison Communities Inc / Taylor
5.75%, 12/15/2053 (j)		450	457	Morrison Holdings II Inc
3 Month LIBOR + 4.30%				5.63%, 3/1/2024(d)		1,755	1,755
			$18,680	Williams Scotsman International Inc
Healthcare - Products - 0.33%				7.88%, 12/15/2022(d)		1,785	1,857
Avantor Inc							$9,333
4.75%, 10/1/2024	EUR	2,000	2,413	Insurance - 1.92%
9.00%, 10/1/2025(d)		$28,990	29,352	Acrisure LLC / Acrisure Finance Inc
DJO Finance LLC / DJO Finance Corp				7.00%, 11/15/2025(d)		12,500	11,815
8.13%, 6/15/2021(d)		1,870	1,872	AG Insurance SA
Kinetic Concepts Inc / KCI USA Inc				6.75%, 3/29/2049(i),(j)		3,000	3,065
7.88%, 2/15/2021(d)		1,085	1,125	USSW6 Index Spread + 5.43%
Universal Hospital Services Inc				AIG Life Holdings Inc
7.63%, 8/15/2020		5,275	5,315	8.50%, 7/1/2030		5,400	6,858
			$40,077	Alliant Holdings Intermediate LLC / Alliant
Healthcare - Services - 1.60%				Holdings Co-Issuer
Centene Corp				8.25%, 8/1/2023(d)		44,277	45,910
5.63%, 2/15/2021		900	924	Allstate Corp/The
6.13%, 2/15/2024		1,880	1,969	5.75%, 8/15/2053(j)		100	103
DaVita Inc				3 Month LIBOR + 2.94%
5.13%, 7/15/2024		5,750	5,570

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Insurance (continued)				Iron & Steel (continued)
American International Group Inc				GTL Trade Finance Inc
8.18%, 5/15/2068(j)		$1,500	$1,965	7.25%, 4/16/2044(d)		$5,875	$6,367
3 Month LIBOR + 4.20%				Material Sciences Corp
AssuredPartners Inc				14.00%, 6/22/2022 (c),(e),(f)		21,735	21,735
7.00%, 8/15/2025(d)		39,623	39,128	Metinvest BV
Catlin Insurance Co Ltd				7.75%, 4/23/2023(d)		15,435	15,006
5.33%, 7/29/2049(d),(i)		8,670	8,616	Samarco Mineracao SA
3 Month LIBOR + 5.95%				0.00%, 11/1/2022(a),(d)		2,600	1,892
Fidelity & Guaranty Life Holdings Inc				0.00%, 10/24/2023(a),(d)		1,800	1,310
5.50%, 5/1/2025(d)		6,425	6,391	Specialty Steel
Great-West Life & Annuity Insurance Capital				11.62%, 11/15/2022 (e),(f)		41,564	41,564
LP				thyssenkrupp AG
6.63%, 11/15/2034 (d)		2,400	2,866	1.38%, 3/3/2022	EUR	2,900	3,545
Hartford Financial Services Group Inc/The				Vale Overseas Ltd
3.96%, 2/12/2067(d)		3,000	2,892	6.88%, 11/10/2039		$6,420	7,460
3 Month LIBOR + 2.13%							$136,076
HUB International Ltd				Leisure Products & Services - 0.05%
7.00%, 5/1/2026(d)		27,445	27,479	Constellation Merger Sub Inc
7.88%, 10/1/2021(d)		6,519	6,794	8.50%, 9/15/2025(d)		2,410	2,350
Legal & General Group PLC				Silversea Cruise Finance Ltd
5.25%, 3/21/2047(j)		3,000	2,969	7.25%, 2/1/2025(d)		2,980	3,152
USSW5 Index Spread + 3.69%							$5,502
Liberty Mutual Group Inc				Lodging - 0.20%
7.80%, 3/7/2087(d)		9,861	11,932	Boyd Gaming Corp
Liberty Mutual Insurance Co				6.88%, 5/15/2023		950	997
7.70%, 10/15/2097 (d)		946	1,297	Jack Ohio Finance LLC / Jack Ohio Finance 1
Lincoln National Corp				Corp
4.40%, 4/20/2067		5,584	5,319	6.75%, 11/15/2021(d)		2,980	3,077
3 Month LIBOR + 2.04%				10.25%, 11/15/2022 (d)		11,380	12,461
MetLife Inc				Station Casinos LLC
9.25%, 4/8/2068(d)		11,000	14,960	5.00%, 10/1/2025(d)		5,175	4,955
10.75%, 8/1/2069		900	1,381	Wynn Las Vegas LLC / Wynn Las Vegas
Provident Financing Trust I				Capital Corp
7.41%, 3/15/2038		3,000	3,390	5.25%, 5/15/2027(d)		2,560	2,478
Prudential Financial Inc							$23,968
5.88%, 9/15/2042(j)		1,000	1,064
				Machinery - Construction & Mining - 0.03%
3 Month LIBOR + 4.18%				BlueLine Rental Finance Corp / BlueLine
USIS Merger Sub Inc				Rental LLC
6.88%, 5/1/2025(d)		11,275	11,275	9.25%, 3/15/2024(d)		3,030	3,222
Voya Financial Inc
5.65%, 5/15/2053		13,220	13,471	Machinery - Diversified - 0.42%
3 Month LIBOR + 7.16%				Apergy Corp
XLIT Ltd				6.38%, 5/1/2026(d),(m)		245	249
4.81%, 12/31/2049 (i)		3,230	3,226
3 Month LIBOR + 4.92%				Cloud Crane LLC
				10.13%, 8/1/2024(d)		3,860	4,198
			$234,166	JPW Industries Holding Corp
Internet - 0.10%				9.00%, 10/1/2024(d)		17,080	17,977
Netflix Inc				Platin 1426 GmbH
3.63%, 5/15/2027	EUR	2,100	2,520	5.38%, 6/15/2023	EUR	950	1,137
4.38%, 11/15/2026		$1,885	1,762	Titan Acquisition Ltd / Titan Co-Borrower
5.50%, 2/15/2022		1,610	1,670	LLC
Zayo Group LLC / Zayo Capital Inc				7.75%, 4/15/2026(d)		$15,320	15,262
6.00%, 4/1/2023		4,800	4,944	Xerium Technologies Inc
6.38%, 5/15/2025		1,255	1,299	9.50%, 8/15/2021		11,290	11,770
			$12,195				$50,593
Iron & Steel - 1.12%				Media - 1.38%
AK Steel Corp				Altice Financing SA
6.38%, 10/15/2025		1,170	1,096	6.63%, 2/15/2023(d)		4,590	4,590
7.00%, 3/15/2027		500	485	Altice Finco SA
7.50%, 7/15/2023		845	887	4.75%, 1/15/2028	EUR	1,700	1,817
ArcelorMittal				Altice France SA/France
0.95%, 1/17/2023	EUR	1,000	1,192	5.63%, 5/15/2024		3,500	4,365
3.00%, 4/9/2021		1,900	2,460	6.00%, 5/15/2022(d)		$2,855	2,814
7.25%, 10/15/2039		$4,305	5,101	7.38%, 5/1/2026(d)		4,450	4,311
Big River Steel LLC / BRS Finance Corp				Altice Luxembourg SA
7.25%, 9/1/2025(d)		9,340	9,737	6.25%, 2/15/2025	EUR	1,700	1,985
Cleveland-Cliffs Inc				7.63%, 2/15/2025(d)		$6,175	5,565
4.88%, 1/15/2024(d)		925	902	7.75%, 5/15/2022(d)		2,550	2,435
CSN Resources SA				Altice US Finance I Corp
6.50%, 7/21/2020(d)		3,835	3,730	5.50%, 5/15/2026(d)		2,140	2,092
6.50%, 7/21/2020		11,935	11,607	AMC Networks Inc
				4.75%, 8/1/2025		2,745	2,608

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Media (continued)				Mining (continued)
AMC Networks Inc (continued)				First Quantum Minerals Ltd
5.00%, 4/1/2024		$7,665	$7,492	6.88%, 3/1/2026(d)		$4,250	$4,037
CCO Holdings LLC / CCO Holdings Capital				7.25%, 5/15/2022(d)		646	650
Corp				7.50%, 4/1/2025(d)		9,695	9,586
5.13%, 5/1/2023(d)		6,450	6,480	FMG Resources August 2006 Pty Ltd
5.13%, 5/1/2027(d)		5,065	4,746	5.13%, 3/15/2023(d)		1,470	1,463
5.50%, 5/1/2026(d)		3,680	3,583	Freeport-McMoRan Inc
CSC Holdings LLC				6.88%, 2/15/2023		2,060	2,209
5.25%, 6/1/2024		5,995	5,616	IAMGOLD Corp
5.38%, 2/1/2028(d)		1,500	1,403	7.00%, 4/15/2025(d)		1,982	2,022
DISH DBS Corp				Joseph T Ryerson & Son Inc
5.88%, 11/15/2024		4,105	3,494	11.00%, 5/15/2022 (d)		4,960	5,493
7.75%, 7/1/2026		4,700	4,274	Northwest Acquisitions ULC / Dominion
Meredith Corp				Finco Inc
6.88%, 2/1/2026(d)		4,645	4,697	7.13%, 11/1/2022(d)		10,440	10,631
Midcontinent Communications / Midcontinent				Nyrstar Netherlands Holdings BV
Finance Corp				6.88%, 3/15/2024	EUR	1,000	1,239
6.88%, 8/15/2023(d)		1,700	1,785	Polyus Finance PLC
Radiate Holdco LLC / Radiate Finance Inc				4.70%, 1/29/2024		$3,500	3,200
6.63%, 2/15/2025(d)		1,090	1,011	Real Alloy Holding Inc
6.88%, 2/15/2023(d)		675	653	0.00%, 1/15/2019(a),(d),(e),(f)		9,569	—
Sirius XM Radio Inc				10.00%, 5/16/2018 (c),(e),(f)		12,291	12,710
4.63%, 5/15/2023(d)		1,875	1,852	Taseko Mines Ltd
6.00%, 7/15/2024(d)		4,050	4,162	8.75%, 6/15/2022(d)		2,150	2,225
SportsNet New York				Teck Resources Ltd
10.25%, 1/15/2025 (c),(e),(f)		20,090	20,090	6.25%, 7/15/2041		3,970	4,208
Telenet Finance VI Luxembourg SCA				Vale Canada Ltd
4.88%, 7/15/2027	EUR	1,800	2,354	7.20%, 9/15/2032		2,575	2,910
Unitymedia GmbH				Vedanta Resources PLC
6.13%, 1/15/2025(d)		$3,025	3,176	6.13%, 8/9/2024(d)		10,150	9,765
Unitymedia Hessen GmbH & Co KG /				6.38%, 7/30/2022(d)		2,541	2,557
Unitymedia NRW GmbH				7.13%, 5/31/2023(d)		99	101
6.25%, 1/15/2029	EUR	3,900	5,346				$91,820
UPC Holding BV				Miscellaneous Manufacturers - 0.05%
3.88%, 6/15/2029		2,500	2,867	Bombardier Inc
5.50%, 1/15/2028(d)		$7,225	6,683	7.50%, 12/1/2024(d)		1,095	1,152
Urban One Inc				7.50%, 3/15/2025(d)		3,625	3,770
9.25%, 2/15/2020(d)		10,200	9,690	Colfax Corp
Virgin Media Finance PLC				3.25%, 5/15/2025	EUR	800	975
6.00%, 10/15/2024 (d)		4,375	4,288				$5,897
6.38%, 10/15/2024	GBP	800	1,155	Mortgage Backed Securities – 1.00%
7.00%, 4/15/2023		1,100	1,567	Fannie Mae Connecticut Avenue Securities
Virgin Media Secured Finance PLC				3.35%, 1/25/2029		$2,859	2,881
5.00%, 4/15/2027		1,800	2,453	1 Month LIBOR + 1.45%
Vrio Finco 1 LLC / Vrio Finco 2 Inc				4.15%, 7/25/2030		5,000	5,117
6.25%, 4/4/2023(d)		$3,692	3,720	1 Month LIBOR + 2.25%
6.88%, 4/4/2028(d)		3,900	3,885	Fannie Mae REMICS
Ziggo Bond Co BV				4.15%, 7/25/2042(n)		20,315	3,504
7.13%, 5/15/2024	EUR	1,675	2,185	(1.00) x 1 Month LIBOR + 6.05%
Ziggo Bond Finance BV				4.15%, 3/25/2047(n)		7,283	1,329
4.63%, 1/15/2025		3,000	3,669	(1.00) x 1 Month LIBOR + 6.05%
5.88%, 1/15/2025(d)		$2,180	2,060	4.18%, 3/25/2047(n),(o)		20,610	4,492
6.00%, 1/15/2027(d)		2,555	2,389	(1.00) x 1 Month LIBOR + 6.08%
Ziggo Secured Finance BV				4.25%, 7/25/2047(n)		18,775	3,721
5.50%, 1/15/2027(d)		7,165	6,753	(1.00) x 1 Month LIBOR + 6.15%
			$168,160	4.50%, 2/25/2043(n)		2,403	504
Metal Fabrication & Hardware - 0.25%				Freddie Mac Structured Agency Credit Risk
Optimas OE Solutions Holding LLC / Optimas				Debt Notes
OE Solutions Inc				4.55%, 3/25/2028		1,976	2,014
8.63%, 6/1/2021(d)		29,884	30,781	1 Month LIBOR + 2.65%
				4.75%, 4/25/2028		3,523	3,655
Mining - 0.75%				1 Month LIBOR + 2.85%
Aleris International Inc				Ginnie Mae
7.88%, 11/1/2020		4,762	4,691	3.17%, 9/16/2043(n)		27,381	2,429
9.50%, 4/1/2021(d)		1,000	1,042	(1.00) x 1 Month LIBOR + 5.05%
Century Aluminum Co				3.50%, 6/20/2041(n)		22,128	3,263
7.50%, 6/1/2021(d)		8,102	8,234	3.50%, 5/20/2046(n)		9,634	1,683
Constellium NV				3.70%, 4/20/2045(n)		18,474	2,393
5.88%, 2/15/2026(d)		2,890	2,847	(1.00) x 1 Month LIBOR + 5.60%
				4.00%, 7/16/2044(n)		20,453	3,681
				4.00%, 3/20/2045(n)		8,513	1,496
				4.00%, 4/20/2045(n)		14,592	3,101

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Callon Petroleum Co
4.12%, 12/20/2040 (n)	$3,270	$510	6.13%, 10/1/2024	$1,876	$1,914
(1.00) x 1 Month LIBOR + 6.02%			Carrizo Oil & Gas Inc
4.20%, 7/16/2042(n)	18,432	3,266	8.25%, 7/15/2025	1,265	1,357
(1.00) x 1 Month LIBOR + 6.10%			Chesapeake Energy Corp
4.20%, 7/20/2042(n)	13,360	2,184	8.00%, 1/15/2025(d)	2,120	2,055
(1.00) x 1 Month LIBOR + 6.10%			Continental Resources Inc/OK
4.20%, 6/20/2046(n)	24,538	4,265	4.50%, 4/15/2023	550	557
(1.00) x 1 Month LIBOR + 6.10%			Cosan Luxembourg SA
4.20%, 6/20/2046(n)	14,313	2,570	7.00%, 1/20/2027(d)	5,536	5,808
(1.00) x 1 Month LIBOR + 6.10%			CrownRock LP / CrownRock Finance Inc
4.20%, 9/20/2046(n)	18,153	3,632	5.63%, 10/15/2025(d)	2,505	2,473
(1.00) x 1 Month LIBOR + 6.10%			Energy Ventures Gom LLC / EnVen Finance
4.20%, 11/20/2046 (n)	17,962	3,374	Corp
(1.00) x 1 Month LIBOR + 6.10%			11.00%, 2/15/2023 (d)	9,640	9,809
4.20%, 1/20/2047(n)	16,806	2,888	EP Energy LLC / Everest Acquisition Finance
(1.00) x 1 Month LIBOR + 6.10%			Inc
4.25%, 8/20/2044(n)	16,414	2,972	8.00%, 11/29/2024(d)	1,185	1,227
(1.00) x 1 Month LIBOR + 6.15%			9.38%, 5/1/2024(d)	955	731
4.25%, 4/20/2047(n)	14,104	2,798	EP PetroEcuador via Noble Sovereign
(1.00) x 1 Month LIBOR + 6.15%			Funding I Ltd
4.30%, 9/20/2041(n)	6,481	865	7.92%, 9/24/2019	4,403	4,402
(1.00) x 1 Month LIBOR + 6.20%			3 Month LIBOR + 5.63%
4.30%, 8/20/2042(n)	16,298	2,432	Extraction Oil & Gas Inc
(1.00) x 1 Month LIBOR + 6.20%			5.63%, 2/1/2026(d)	5,725	5,569
4.30%, 11/20/2045 (n)	13,639	2,215	7.38%, 5/15/2024(d)	3,095	3,235
(1.00) x 1 Month LIBOR + 6.20%			Gazprom OAO Via Gaz Capital SA
4.30%, 7/20/2047(n)	19,003	3,632	4.95%, 3/23/2027	6,245	6,151
(1.00) x 1 Month LIBOR + 6.20%			Geopark Ltd
4.30%, 8/20/2047(n)	15,072	2,954	6.50%, 9/21/2024(d)	12,168	12,107
(1.00) x 1 Month LIBOR + 6.20%			Gran Tierra Energy International Holdings
4.30%, 8/20/2047(n)	3,622	727	Ltd
(1.00) x 1 Month LIBOR + 6.20%			6.25%, 2/15/2025(d)	3,320	3,162
4.30%, 8/20/2047(n)	14,706	3,104	Gulfport Energy Corp
(1.00) x 1 Month LIBOR + 6.20%			6.00%, 10/15/2024	4,566	4,338
4.30%, 8/20/2047(n)	19,457	3,887	6.38%, 5/15/2025	1,250	1,200
(1.00) x 1 Month LIBOR + 6.20%			Hess Infrastructure Partners LP / Hess
4.30%, 9/20/2047(n)	9,690	1,760	Infrastructure Partners Finance Corp
(1.00) x 1 Month LIBOR + 6.20%			5.63%, 2/15/2026(d)	6,135	6,196
4.30%, 11/20/2047 (n)	6,869	1,311	Jagged Peak Energy LLC
(1.00) x 1 Month LIBOR + 6.20%			5.88%, 5/1/2026(d),(m)	570	572
4.35%, 6/20/2044(n)	19,970	2,602	Jonah Energy LLC / Jonah Energy Finance
(1.00) x 1 Month LIBOR + 6.25%			Corp
4.35%, 8/16/2045(n)	5,904	1,022	7.25%, 10/15/2025(d)	2,275	1,820
(1.00) x 1 Month LIBOR + 6.25%			KazMunayGas National Co JSC
4.35%, 10/20/2045 (n)	16,556	2,774	5.38%, 4/24/2030(d)	3,650	3,649
(1.00) x 1 Month LIBOR + 6.25%			6.38%, 4/9/2021	2,015	2,156
4.35%, 11/20/2045 (n)	10,078	1,492	6.38%, 4/9/2021(d)	10,165	10,879
(1.00) x 1 Month LIBOR + 6.25%			6.38%, 10/24/2048(d)	10,350	10,570
4.35%, 10/20/2047 (n)	5,895	1,184	MEG Energy Corp
(1.00) x 1 Month LIBOR + 6.25%			6.38%, 1/30/2023(d)	5,900	5,325
4.40%, 5/20/2045(n)	14,395	2,347	6.50%, 1/15/2025(d)	2,525	2,526
(1.00) x 1 Month LIBOR + 6.30%			7.00%, 3/31/2024(d)	26,797	24,050
4.50%, 4/20/2045(n)	9,434	1,854	Nostrum Oil & Gas Finance BV
4.50%, 4/20/2045(n)	13,351	2,802	7.00%, 2/16/2025(d)	4,421	4,249
4.75%, 2/20/2042(n)	9,783	1,903	Oasis Petroleum Inc
(1.00) x 1 Month LIBOR + 6.65%			6.25%, 5/1/2026(d),(f),(m)	670	670
4.80%, 5/16/2041(n)	14,352	2,160	6.88%, 1/15/2023	2,430	2,494
(1.00) x 1 Month LIBOR + 6.70%			Odebrecht Drilling Norbe VIII/IX Ltd
4.85%, 11/20/2045 (n)	12,365	2,285	6.35%, 12/1/2021	3,725	3,632
(1.00) x 1 Month LIBOR + 6.75%			Odebrecht Offshore Drilling Finance Ltd
4.85%, 12/20/2045 (n)	16,118	2,718	6.72%, 12/1/2022	2,993	2,864
(1.00) x 1 Month LIBOR + 6.75%			PDC Energy Inc
5.01%, 4/20/2041(n)	1,836	350	5.75%, 5/15/2026(d)	825	831
(1.10) x 1 Month LIBOR + 7.10%			6.13%, 9/15/2024	743	762
		$122,102	Pertamina Persero PT
Oil & Gas - 3.66%			6.00%, 5/3/2042(d)	4,845	5,059
Ascent Resources Utica Holdings LLC / ARU			Petroamazonas EP
Finance Corp			4.63%, 2/16/2020(d)	13,176	12,551
10.00%, 4/1/2022(d)	3,005	3,230	4.63%, 11/6/2020(d)	16,851	15,671
			Petrobras Global Finance BV
			5.30%, 1/27/2025(d)	6,550	6,442
			5.75%, 2/1/2029	1,200	1,139

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Oil & Gas (continued)					Oil & Gas Services (continued)
Petrobras Global Finance BV	(continued)				KCA Deutag UK Finance PLC
6.00%, 1/27/2028(d)			$7,910	$7,711	9.63%, 4/1/2023(d)		$3,820	$3,935
6.88%, 1/20/2040			7,508	7,217	USA Compression Partners LP / USA
7.25%, 3/17/2044			3,197	3,174	Compression Finance Corp
7.38%, 1/17/2027			17,980	19,283	6.88%, 4/1/2026(d)		1,180	1,203
Petroleos de Venezuela SA					Weatherford International Ltd
0.00%, 10/27/2020 (a)			5,385	4,663	9.88%, 2/15/2024		1,630	1,569
0.00%, 11/17/2021 (a)			12,250	3,675				$9,067
0.00%, 5/16/2024(a)			51,030	12,885	Other Asset Backed Securities - 0.05%
0.00%, 11/15/2026 (a)			10,609	2,662	Dell Equipment Finance Trust 2017-2
0.00%, 11/15/2026 (a)			10,140	2,544	2.20%, 2/24/2020(d)		6,000	6,003
0.00%, 5/17/2035(a)			13,256	3,744	1 Month LIBOR + 0.30%
0.00%, 4/12/2037(a)			9,785	2,593
Petroleos Mexicanos					Packaging & Containers - 0.53%
4.25%, 1/15/2025			2,719	2,569	ARD Securities Finance SARL
5.35%, 2/12/2028(d)			13,305	12,658	8.75%, PIK 8.75%, 1/31/2023(d),(k),(l)		365	384
5.50%, 1/21/2021			10,573	10,911	Ardagh Packaging Finance PLC / Ardagh
5.63%, 1/23/2046			5,635	4,760	Holdings USA Inc
6.35%, 2/12/2048(d)			10,075	9,239	4.75%, 7/15/2027	GBP	800	1,075
6.38%, 1/23/2045			1,547	1,433	6.00%, 2/15/2025(d)		$3,465	3,504
6.50%, 3/13/2027			11,932	12,357	6.75%, 5/15/2024	EUR	4,000	5,264
6.75%, 9/21/2047			8,321	8,033	Ball Corp
7.19%, 9/12/2024		MXN	420,000	20,209	4.38%, 12/15/2023		2,600	3,551
7.47%, 11/12/2026			300,000	14,166	BWAY Holding Co
9.50%, 9/15/2027			$1,204	1,561	7.25%, 4/15/2025(d)		$2,145	2,202
Repsol International Finance BV					Coveris Holdings SA
3.88%, 12/31/2049 (i),(j)		EUR	1,000	1,294	7.88%, 11/1/2019(d)		1,565	1,597
EUR Swap Annual 6YR + 3.56%					Crown Americas LLC / Crown Americas
4.50%, 3/25/2075(j)			1,250	1,657	Capital Corp VI
EUR Swap Annual 10YR + 4.20%					4.75%, 2/1/2026(d)		825	796
Resolute Energy Corp					Crown Cork & Seal Co Inc
8.50%, 5/1/2020			$4,150	4,150	7.38%, 12/15/2026		4,345	4,834
Sanchez Energy Corp					Crown European Holdings SA
7.25%, 2/15/2023(d)			500	505	3.38%, 5/15/2025	EUR	2,400	2,994
SandRidge Energy Inc					Flex Acquisition Co Inc
0.00%, 3/15/2021(a),(e),(f)			3,450	—	6.88%, 1/15/2025(d)		$2,700	2,713
SEPLAT Petroleum Development Co Plc					OI European Group BV
9.25%, 4/1/2023(d)			5,705	5,777	3.13%, 11/15/2024	EUR	1,000	1,235
Seven Generations Energy Ltd					4.88%, 3/31/2021		900	1,203
5.38%, 9/30/2025(d)			1,365	1,328	Reynolds Group Issuer Inc / Reynolds Group
Southwestern Energy Co					Issuer LLC / Reynolds Group Issuer
7.75%, 10/1/2027			880	909	(Luxembourg) S.A.
SRC Energy Inc					5.13%, 7/15/2023(d)		$4,490	4,518
6.25%, 12/1/2025(d)			2,975	3,005	SIG Combibloc Holdings SCA
Sunoco LP / Sunoco Finance Corp					7.75%, 2/15/2023	EUR	4,000	5,024
4.88%, 1/15/2023(d)			4,020	3,957	Silgan Holdings Inc
5.50%, 2/15/2026(d)			2,645	2,552	3.25%, 3/15/2025		3,000	3,699
Tecpetrol SA					Verallia Packaging SASU
4.88%, 12/12/2022 (d)			7,130	6,898	5.13%, 8/1/2022		3,400	4,242
Tullow Oil PLC					W/S Packaging Holdings Inc
6.25%, 4/15/2022(d)			2,977	3,022	9.00%, 4/15/2023(d)		$14,920	15,256
7.00%, 3/1/2025(d)			10,260	10,401				$64,091
Ultra Resources Inc					Pharmaceuticals - 0.28%
6.88%, 4/15/2022(d)			6,755	4,965	Catalent Pharma Solutions Inc
Unit Corp					4.75%, 12/15/2024	EUR	1,500	1,901
6.63%, 5/15/2021			2,425	2,425	Grifols SA
Whiting Petroleum Corp					3.20%, 5/1/2025		2,900	3,528
5.75%, 3/15/2021			2,385	2,442	Nidda BondCo GmbH
WildHorse Resource Development Corp					5.00%, 9/30/2025		1,300	1,534
6.88%, 2/1/2025			2,450	2,487	Nidda Healthcare Holding GmbH
6.88%, 2/1/2025(d)			1,975	2,005	3.50%, 9/30/2024		1,400	1,666
WPX Energy Inc					NVA Holdings Inc/United States
5.25%, 9/15/2024			1,375	1,385	6.88%, 4/1/2026(d)		$15,620	15,737
YPF SA					Valeant Pharmaceuticals International
7.00%, 12/15/2047 (d)			9,765	8,707	6.75%, 8/15/2021(d)		3,460	3,482
8.75%, 4/4/2024(d)			12,372	13,631	7.25%, 7/15/2022(d)		730	736
				$444,981	Valeant Pharmaceuticals International Inc
Oil & Gas Services - 0.07%					4.50%, 5/15/2023	EUR	3,400	3,730
Archrock Partners LP / Archrock Partners					5.50%, 11/1/2025(d)		$670	667
Finance Corp					5.63%, 12/1/2021(d)		1,135	1,098
6.00%, 10/1/2022			2,360	2,360				$34,079

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Pipelines - 0.17%				Retail (continued)
Holly Energy Partners LP / Holly Energy				1011778 BC ULC / New Red Finance
Finance Corp				Inc (continued)
6.00%, 8/1/2024(d)		$1,750	$1,755	5.00%, 10/15/2025(d)		$2,675	$2,574
NuStar Logistics LP				Carrols Restaurant Group Inc
5.63%, 4/28/2027		2,627	2,488	8.00%, 5/1/2022		2,400	2,493
Peru LNG Srl				Golden Nugget Inc
5.38%, 3/22/2030(d)		3,400	3,379	6.75%, 10/15/2024(d)		2,965	3,009
Southern Gas Corridor CJSC				IRB Holding Corp
6.88%, 3/24/2026(d)		7,815	8,538	6.75%, 2/15/2026(d)		1,230	1,187
Summit Midstream Holdings LLC / Summit				JC Penney Corp Inc
Midstream Finance Corp				8.63%, 3/15/2025(d)		205	191
5.75%, 4/15/2025		2,320	2,213	L Brands Inc
Targa Resources Partners LP / Targa				6.75%, 7/1/2036		1,805	1,692
Resources Partners Finance Corp				PetSmart Inc
5.88%, 4/15/2026(d)		946	939	5.88%, 6/1/2025(d)		1,485	1,066
Transcanada Trust				Reliance Intermediate Holdings LP
5.87%, 8/15/2076(j)		1,900	1,957	6.50%, 4/1/2023(d)		2,375	2,464
3 Month LIBOR + 4.64%							$15,675
			$21,269	Software - 0.55%
Private Equity - 0.04%				Ascend Learning LLC
Icahn Enterprises LP / Icahn Enterprises				6.88%, 8/1/2025(d)		3,600	3,663
Finance Corp				Change Healthcare Holdings LLC / Change
5.88%, 2/1/2022		4,560	4,611	Healthcare Finance Inc
				5.75%, 3/1/2025(d)		3,495	3,416
Real Estate - 0.01%				Epicor Software Corp
Crescent Communities LLC/Crescent				10.56%, 6/30/2023 (d)		2,830	2,874
Ventures Inc				3 Month LIBOR + 8.25%
8.88%, 10/15/2021 (d)		1,052	1,105	First Data Corp
				5.00%, 1/15/2024(d)		3,015	3,038
Regional Authority - 0.31%				5.38%, 8/15/2023(d)		2,485	2,534
Brazil Loan Trust 1				Genesys Telecommunications Laboratories
5.48%, 7/24/2023(d)		2,878	2,962	Inc/Greeneden Lux 3 Sarl
Brazil Minas SPE via State of Minas Gerais				10.00%, 11/30/2024 (d)		12,250	13,536
5.33%, 2/15/2028		13,029	12,964	Infor US Inc
Provincia de Buenos Aires/Argentina				6.50%, 5/15/2022		14,658	14,878
6.50%, 2/15/2023(d)		10,485	10,616	Informatica LLC
7.88%, 6/15/2027(d)		4,090	4,151	7.13%, 7/15/2023(d)		2,992	2,992
26.63%, 4/12/2025 (d)	ARS	89,000	4,316	IQVIA Inc
Argentina Deposit Rates Badlar + 3.75%				3.25%, 3/15/2025	EUR	3,000	3,677
Provincia del Chaco Argentina				5.00%, 10/15/2026(d)		$1,500	1,479
9.38%, 8/18/2024		$3,321	3,275	j2 Cloud Services LLC / j2 Global Co-Obligor
			$38,284	Inc
REITs - 0.62%				6.00%, 7/15/2025(d)		525	542
Equinix Inc				PTC Inc
2.88%, 10/1/2025	EUR	2,400	2,814	6.00%, 5/15/2024		500	524
2.88%, 2/1/2026		800	931	Sophia LP / Sophia Finance Inc
5.38%, 4/1/2023		$2,500	2,569	9.00%, 9/30/2023(d)		12,875	13,551
5.88%, 1/15/2026		2,640	2,732				$66,704
ESH Hospitality Inc				Sovereign - 15.70%
5.25%, 5/1/2025(d)		2,150	2,102	1MDB Global Investments Ltd
GEO Group Inc/The				4.40%, 3/9/2023		40,300	37,713
5.88%, 10/15/2024		3,200	3,184	Angolan Government International Bond
Iron Mountain Inc				9.50%, 11/12/2025(d)		2,500	2,807
5.25%, 3/15/2028(d)		2,165	2,038	Argentine Republic Government International
iStar Inc				Bond
6.50%, 7/1/2021		885	900	0.00%, 12/15/2035(a),(k)		28,065	2,414
MPT Operating Partnership LP / MPT Finance				2.26%, 12/31/2038(k)	EUR	49,531	40,984
Corp				2.50%, 12/31/2038(k)		$15,615	10,189
5.50%, 5/1/2024		200	203	5.88%, 1/11/2028		12,105	11,088
6.38%, 3/1/2024		700	732	6.88%, 1/11/2048		25,447	22,610
QCP SNF West/Central/East/AL REIT LLC				7.50%, 4/22/2026		1,096	1,149
8.13%, 11/1/2023(d)		22,555	24,571	7.82%, 12/31/2033	EUR	1,767	2,350
Uniti Group LP / Uniti Fiber Holdings Inc /				7.82%, 12/31/2033		36,550	48,339
CSL Capital LLC				Bahrain Government International Bond
7.13%, 12/15/2024 (d)		17,480	16,071	5.88%, 1/26/2021(d)		$8,835	8,876
Uniti Group LP / Uniti Group Finance Inc /				Bonos de la Nacion Argentina con Ajuste por
CSL Capital LLC				CER
8.25%, 10/15/2023		17,040	16,316	3.75%, 2/8/2019	ARS	116,181	5,904
			$75,163	4.00%, 3/6/2020		63,465	3,197
Retail - 0.13%				Bonos de la Tesoreria de la Republica en
1011778 BC ULC / New Red Finance Inc				pesos
4.25%, 5/15/2024(d)		1,050	999	4.50%, 3/1/2021	CLP	6,325,000	10,585

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Sovereign (continued)				Sovereign (continued)
Bonos de la Tesoreria de la Republica en				Ghana Government International
pesos (continued)				Bond (continued)
4.50%, 3/1/2026	CLP	6,920,000	$11,357	10.75%, 10/14/2030		$14,060	$18,175
6.00%, 1/1/2022		3,610,000	6,347	10.75%, 10/14/2030 (d)		284	367
Brazil Letras do Tesouro Nacional				Hungary Government Bond
0.00%, 7/1/2020(a)	BRL	62,779	15,338	1.75%, 10/26/2022	HUF	3,513,320	13,784
Brazil Notas do Tesouro Nacional Serie F				Indonesia Government International Bond
10.00%, 1/1/2025		33,706	9,898	3.38%, 4/15/2023(d)		$10,145	9,854
10.00%, 1/1/2027		137,413	39,995	4.35%, 1/8/2027(d)		4,600	4,607
10.00%, 1/1/2021		49,832	14,912	5.25%, 1/17/2042(d)		5,220	5,390
10.00%, 1/1/2023		50,150	14,880	5.25%, 1/8/2047(d)		9,210	9,511
Brazilian Government International Bond				Indonesia Treasury Bond
4.63%, 1/13/2028		$2,036	1,961	7.00%, 5/15/2027	IDR 200,000,000		14,483
6.00%, 4/7/2026		4,441	4,803	7.50%, 8/15/2032	271,100,000		19,847
Colombian TES				8.25%, 5/15/2036	270,080,000		20,801
6.25%, 11/26/2025	COP 24,942,900		8,904	8.38%, 9/15/2026		32,840,000	2,553
7.00%, 5/4/2022		35,564,600	13,356	8.75%, 5/15/2031	117,985,000		9,519
7.50%, 8/26/2026	158,080,800		60,738	Iraq International Bond
Costa Rica Government International Bond				5.80%, 1/15/2028		$63,729	60,110
4.38%, 4/30/2025(d)		$2,615	2,417	6.75%, 3/9/2023(d)		2,519	2,517
5.63%, 4/30/2043(d)		652	562	Ivory Coast Government International Bond
7.16%, 3/12/2045		6,355	6,435	5.13%, 6/15/2025(d)	EUR	729	930
7.16%, 3/12/2045(d)		6,100	6,177	5.25%, 3/22/2030(d)		4,183	5,116
Croatia Government International Bond				5.38%, 7/23/2024		$1,248	1,221
6.00%, 1/26/2024(d)		6,675	7,274	5.75%, 12/31/2032(d),(k)		10,126	9,686
Dominican Republic International Bond				6.13%, 6/15/2033		7,600	7,183
5.50%, 1/27/2025		6,330	6,352	6.13%, 6/15/2033(d)		22,657	21,413
5.88%, 4/18/2024(d)		2,491	2,572	6.38%, 3/3/2028		750	755
5.95%, 1/25/2027		1,632	1,669	Jordan Government International Bond
6.50%, 2/15/2048(d)		5,275	5,241	7.38%, 10/10/2047(d)		7,699	7,497
8.63%, 4/20/2027		763	890	KazAgro National Management Holding JSC
Ecuador Government International Bond				4.63%, 5/24/2023(d)		11,835	11,569
7.88%, 1/23/2028(d)		17,682	15,648	Kenya Government International Bond
7.88%, 1/23/2028		1,429	1,265	5.88%, 6/24/2019(d)		2,427	2,464
7.95%, 6/20/2024(d)		832	782	6.88%, 6/24/2024(d)		647	670
7.95%, 6/20/2024		798	750	6.88%, 6/24/2024		5,194	5,382
8.75%, 6/2/2023		3,000	2,940	7.25%, 2/28/2028(d)		13,579	14,015
8.88%, 10/23/2027		2,617	2,467	Lebanon Government International Bond
8.88%, 10/23/2027 (d)		27,752	26,156	6.15%, 6/19/2020		10,390	10,265
9.63%, 6/2/2027(d)		5,054	4,953	6.25%, 11/4/2024		3,002	2,771
9.65%, 12/13/2026 (d)		1,053	1,037	6.40%, 5/26/2023		1,420	1,342
9.65%, 12/13/2026		5,887	5,799	6.65%, 4/22/2024		9,564	9,056
10.75%, 3/28/2022		4,764	5,026	6.65%, 11/3/2028		3,832	3,383
10.75%, 3/28/2022 (d)		9,338	9,852	6.65%, 2/26/2030		20,929	18,196
10.50%, 3/24/2020 (d)		3,995	4,115	6.75%, 11/29/2027		11,500	10,373
Egypt Government International Bond				Malaysia Government Bond
5.58%, 2/21/2023(d)		14,718	14,770	3.76%, 3/15/2019	MYR	32,793	8,377
6.59%, 2/21/2028(d)		4,880	4,813	4.06%, 9/30/2024		95,720	24,558
7.90%, 2/21/2048(d)		5,780	5,858	Mexican Bonos
Egypt Treasury Bills				4.75%, 6/14/2018	MXN	101,520	5,404
0.00%, 6/19/2018(a)	EGP	640,300	35,499	7.75%, 5/29/2031		276,370	14,982
El Salvador Government International Bond				7.75%, 11/13/2042		305,700	16,511
5.88%, 1/30/2025(d)		$6,375	6,247	8.00%, 12/7/2023		123,220	6,779
7.38%, 12/1/2019		10,494	10,826	8.00%, 11/7/2047		179,300	9,946
7.63%, 2/1/2041		3,746	3,897	10.00%, 11/20/2036		120,000	7,926
7.65%, 6/15/2035		3,763	3,914	Mexico Government International Bond
8.25%, 4/10/2032		8,018	8,836	3.60%, 1/30/2025		$4,775	4,646
8.25%, 4/10/2032(d)		633	698	Nigeria Government International Bond
8.63%, 2/28/2029		2,613	2,985	6.50%, 11/28/2027(d)		11,605	11,682
Export Credit Bank of Turkey				6.50%, 11/28/2027		4,878	4,910
6.13%, 5/3/2024(d),(m)		7,965	7,941	7.14%, 2/23/2030(d)		8,092	8,274
Export-Import Bank of Korea				7.70%, 2/23/2038(d)		6,830	7,018
6.20%, 8/7/2021(d)	INR	533,000	7,822	7.88%, 2/16/2032(d)		7,472	8,050
6.90%, 1/8/2021(d)	IDR 44,000,000		3,111	Nigeria Treasury Bill
Gabon Government International Bond				0.00%, 10/4/2018(a)	NGN 6,163,500 $		16,265
6.38%, 12/12/2024 (d)		$12,506	12,188	Oman Government International Bond
6.38%, 12/12/2024		8,399	8,186	3.88%, 3/8/2022		3,243	3,113
6.95%, 6/16/2025(d)		3,153	3,142	4.13%, 1/17/2023(d)		24,006	22,832
Ghana Government International Bond				6.75%, 1/17/2048(d)		6,900	6,496
8.13%, 1/18/2026(d)		5,340	5,708	Pakistan Government International Bond
				7.25%, 4/15/2019(d)		5,950	6,063
				Paraguay Government International Bond
				4.70%, 3/27/2027		2,000	1,990

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Sovereign (continued)				Sovereign (continued)
Perusahaan Penerbit SBSN Indonesia III				Ukraine Government International
4.40%, 3/1/2028(d)		$7,850	$7,762	Bond (continued)
Peruvian Government International Bond				7.75%, 9/1/2027(d)		$3,187	$3,125
5.70%, 8/12/2024(d)	PEN	30,571	10,024	7.75%, 9/1/2027		2,487	2,439
8.20%, 8/12/2026(d)		22,969	8,579	Ukreximbank Via Biz Finance PLC
Qatar Government International Bond				9.75%, 1/22/2025		5,010	5,242
4.50%, 4/23/2028(d)		$11,820	11,798	Uruguay Government International Bond
5.10%, 4/23/2048(d)		8,170	8,098	8.50%, 3/15/2028(d)	UYU	238,000	7,990
Republic of Angola Via Avenir II BV				9.88%, 6/20/2022		729,030	26,668
9.34%, 7/1/2023		10,892	11,968	Venezuela Government International Bond
6 Month LIBOR + 7.50%				0.00%, 10/13/2019(a)		$30,001	8,850
Republic of Angola Via Northern Lights III				0.00%, 5/7/2023(a)		6,000	1,710
BV				0.00%, 5/7/2023(a)		10,210	2,910
7.00%, 8/17/2019		3,246	3,289	0.00%, 10/13/2024(a)		7,900	2,251
Republic of Cameroon International Bond				0.00%, 9/15/2027(a)		8,640	2,678
9.50%, 11/19/2025 (d)		4,569	5,244	Zambia Government International Bond
9.50%, 11/19/2025		7,510	8,619	5.38%, 9/20/2022(d)		7,132	6,527
Republic of Poland Government Bond				5.38%, 9/20/2022		1,972	1,804
2.50%, 7/25/2026	PLN	28,526	7,852	8.50%, 4/14/2024(d)		3,077	3,107
Republic of South Africa Government Bond				8.97%, 7/30/2027(d)		5,510	5,538
6.25%, 3/31/2036	ZAR	420,540	25,849				$1,910,949
7.00%, 2/28/2031		187,333	13,105	Student Loan Asset Backed Securities - 0.07%
8.75%, 1/31/2044		219,538	17,052	Navient Student Loan Trust 2018-1
8.88%, 2/28/2035		133,938	10,727	2.09%, 3/25/2067(d)		4,126	4,124
10.50%, 12/21/2026		301,686	27,608	1 Month LIBOR + 0.19%
Republic of South Africa Government				SoFi Professional Loan Program 2017-E
International Bond				LLC
4.30%, 10/12/2028		$9,225	8,469	2.40%, 11/26/2040(d)		4,757	4,772
Russian Federal Bond - OFZ				1 Month LIBOR + 0.50%
7.05%, 1/19/2028	RUB	1,918,226	30,278				$8,896
7.48%, 2/27/2019		812,340	13,029	Supranational Bank - 0.33%
7.70%, 3/23/2033		775,760	12,633	Africa Finance Corp
8.50%, 9/17/2031		3,404,740	59,644	3.88%, 4/13/2024(d)		5,240	5,009
Russian Foreign Bond - Eurobond				Banque Ouest Africaine de Developpement
4.38%, 3/21/2029(d)		$6,000	5,811	5.00%, 7/27/2027(d)		7,060	6,929
4.50%, 4/4/2022		200	202	Eastern and Southern African Trade and
5.25%, 6/23/2047(d)		2,400	2,325
				Development Bank
Saudi Government International Bond				5.38%, 3/14/2022		6,580	6,614
4.00%, 4/17/2025(d)		3,750	3,696
5.00%, 4/17/2049(d)		13,660	13,100	European Bank for Reconstruction &
				Development
Senegal Government International Bond				7.38%, 4/15/2019	IDR 120,630,000		8,735
6.25%, 5/23/2033(d)		7,788	7,506
				10.00%, 11/16/2018		66,330,000	4,827
Serbia International Bond
7.25%, 9/28/2021(d)		5,365	5,926	Inter-American Development Bank
				5.50%, 8/23/2021	INR	293,300	4,237
Sri Lanka Government International Bond				7.88%, 3/14/2023	IDR 57,750,000		4,413
5.75%, 4/18/2023(d)		16,009	15,908
							$40,764
6.25%, 7/27/2021		2,760	2,841
6.75%, 4/18/2028(d)		4,052	4,032	Telecommunications - 1.57%
				Altice Luxembourg SA
Turkey Government Bond				7.25%, 5/15/2022	EUR	2,400	2,872
7.10%, 3/8/2023	TRY	72,662	14,265	Axtel SAB de CV
11.00%, 2/24/2027		34,740	7,988	6.38%, 11/14/2024(d)		$9,188	9,142
12.20%, 1/18/2023		114,460	27,389	C&W Senior Financing DAC
10.50%, 8/11/2027		166,190	37,231	6.88%, 9/15/2027(d)		6,590	6,531
11.00%, 3/2/2022		55,973	12,884	CenturyLink Inc
Turkey Government International Bond				5.63%, 4/1/2020		1,500	1,521
4.88%, 4/16/2043		$3,266	2,597	CommScope Technologies LLC
5.75%, 5/11/2047		1,292	1,128	6.00%, 6/15/2025(d)		4,300	4,418
6.00%, 3/25/2027		21,956	22,036	Digicel Group Ltd
6.13%, 10/24/2028		28,413	28,342	7.13%, 4/1/2022(d)		16,913	13,754
6.63%, 2/17/2045		1,729	1,686	8.25%, 9/30/2020(d)		12,969	11,591
6.88%, 3/17/2036		6,183	6,350	eircom Finance DAC
Ukraine Government International Bond				4.50%, 5/31/2022	EUR	1,000	1,237
0.00%, 5/31/2040(a),(k)		24,802	16,750
7.38%, 9/25/2032(d)		34,178	31,536	Frontier Communications Corp
				7.13%, 1/15/2023		$1,700	1,215
7.38%, 9/25/2032		9,131	8,425	8.50%, 4/1/2026(d)		1,720	1,673
7.75%, 9/1/2021		2,725	2,814	11.00%, 9/15/2025		1,265	971
7.75%, 9/1/2023		10,110	10,191
7.75%, 9/1/2025(d)		14,799	14,688	GTT Communications Inc
				7.88%, 12/31/2024(d)		17,873	18,275
7.75%, 9/1/2025		4,980	4,943
7.75%, 9/1/2026(d)		1,164	1,147	Hughes Satellite Systems Corp
				7.63%, 6/15/2021		7,000	7,508
7.75%, 9/1/2026		6,700	6,605	IHS Netherlands Holdco BV
				9.50%, 10/27/2021(d)		6,164	6,365

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Telecommunications (continued)				Transportation (continued)
Intelsat Jackson Holdings SA				Navios Maritime Acquisition Corp / Navios
5.50%, 8/1/2023		$3,000	$2,520	Acquisition Finance US Inc
7.25%, 10/15/2020		1,220	1,191	8.13%, 11/15/2021(d)		$6,728	$5,450
8.00%, 2/15/2024(d)		1,045	1,104	Navios Maritime Holdings Inc / Navios
Iridium Communications Inc				Maritime Finance II US Inc
10.25%, 4/15/2023 (d)		4,730	4,931	11.25%, 8/15/2022 (d)		3,005	2,968
Koninklijke KPN NV				Pelabuhan Indonesia II PT
7.00%, 3/28/2073(d),(j)		400	432	5.38%, 5/5/2045(d)		5,855	5,542
USSW10 Index Spread + 5.33%				Rumo Luxembourg Sarl
7.00%, 3/28/2073(j)		2,000	2,163	5.88%, 1/18/2025(d)		6,145	5,999
USSW10 Index Spread + 5.33%				Russian Railways Via RZD Capital PLC
Level 3 Financing Inc				8.30%, 4/2/2019	RUB	371,300	5,960
5.13%, 5/1/2023		1,600	1,584				$32,380
5.38%, 8/15/2022		750	754	Trucking & Leasing - 0.07%
Matterhorn Telecom Holding SA				Avolon Holdings Funding Ltd
4.88%, 5/1/2023	EUR	3,695	4,540	5.50%, 1/15/2023(d)		$765	763
MTN Mauritius Investment Ltd				DAE Funding LLC
6.50%, 10/13/2026 (d)		$7,555	8,008	5.00%, 8/1/2024(d)		8,050	7,758
Nokia OYJ				Park Aerospace Holdings Ltd
2.00%, 3/15/2024	EUR	600	731	5.50%, 2/15/2024(d)		430	418
Oztel Holdings SPC Ltd							$8,939
6.63%, 4/24/2028(d)		$9,980	9,699	TOTAL BONDS			$6,483,721
Sixsigma Networks Mexico SA de CV
7.50%, 5/2/2025(d),(m)		4,000	3,925			Principal
				CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)
Sprint Capital Corp				Mining - 0.01%
8.75%, 3/15/2032		1,190	1,363	Mirabela Nickel Ltd
Sprint Communications Inc				0.00%, 6/24/2019(a),(d)		6,966	1,463
6.00%, 11/15/2022		4,590	4,687
7.00%, 3/1/2020(d)		995	1,047
				TOTAL CONVERTIBLE BONDS			$1,463
Sprint Corp				CREDIT LINKED STRUCTURED NOTES	Principal
7.13%, 6/15/2024		7,750	8,031	- 0.03%	Amount (000's)		Value (000's)
7.63%, 3/1/2026		1,025	1,080
7.88%, 9/15/2023		2,685	2,880	Sovereign - 0.03%
				Republic of Iraq - Merrill Lynch
Telecom Italia Capital SA				2.55%, 1/7/2028(e),(f)	JPY	447,461	3,119
6.38%, 11/15/2033		645	701
Telecom Italia SpA/Milano
3.25%, 1/16/2023	EUR	1,750	2,305	TOTAL CREDIT LINKED STRUCTURED NOTES			$3,119
3.63%, 5/25/2026		3,000	3,994	SENIOR FLOATING RATE INTERESTS - Principal
5.30%, 5/30/2024(d)		$2,710	2,760	5.19%	Amount (000's)		Value (000's)
Telefonica Celular del Paraguay SA				Advertising - 0.18%
6.75%, 12/13/2022 (d)		4,330	4,427	Getty Images Inc
				5.80%, 10/3/2019(p)		$23,062	21,876
Telefonica Europe BV				US LIBOR + 3.50%
3.75%, 12/31/2049 (i),(j)	EUR	2,000	2,535
EUR Swap Annual 5YR + 3.86%
4.20%, 12/31/2049 (i),(j)		2,100	2,669	Aerospace & Defense - 0.03%
EUR Swap Annual 5YR + 3.81%				Jazz Acquisition Inc
				9.05%, 6/19/2022(p)		2,560	2,406
T-Mobile USA Inc
4.50%, 2/1/2026		$690	664	US LIBOR + 6.75%
5.13%, 4/15/2025		1,575	1,587	TransDigm Inc
				0.00%, 8/22/2024(p),(q)		600	603
6.00%, 4/15/2024		3,425	3,588
6.50%, 1/15/2026		2,130	2,264	US LIBOR + 2.50%
Turkcell Iletisim Hizmetleri AS							$3,009
5.80%, 4/11/2028(d)		7,975	7,760	Automobile Manufacturers - 0.01%
ViaSat Inc				Navistar Inc
5.63%, 9/15/2025(d)		6,450	6,160	5.40%, 11/6/2024(p)		730	734
Wind Tre SpA				US LIBOR + 3.50%
2.63%, 1/20/2023	EUR	2,000	2,195
			$191,352	Automobile Parts & Equipment - 0.36%
Textiles - 0.00%				Dexko Global Inc
				10.52%, 7/24/2025 (p)		21,140	21,352
Eagle Intermediate Global Holding BV/Ruyi
US Finance LLC				US LIBOR + 8.25%
7.50%, 5/1/2025(d),(m)		$485	497	Truck Hero Inc
				10.47%, 5/16/2025 (p)		22,010	22,099
Transportation - 0.27%				US LIBOR + 4.00%
BNSF Funding Trust I							$43,451
6.61%, 12/15/2055 (j)		4,610	5,232	Beverages - 0.01%
3 Month LIBOR + 2.35%				Sunshine Investments BV
CMA CGM SA				3.25%, 3/28/2025(p)	EUR	1,000	1,207
6.50%, 7/15/2022	EUR	1,000	1,229	EURIBOR + 3.25%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals - 0.04%			Food - 0.06%
New Arclin US Holding Corp			American Seafoods Group LLC
11.05%, 2/14/2025 (p)	$4,617	$4,658	4.65%, 8/21/2023(p)		$2,913	$2,914
US LIBOR + 8.75%			US LIBOR + 2.75%
			Nomad Foods Europe Midco Ltd
Commercial Services - 0.24%			2.75%, 5/15/2024(p)	EUR	1,000	1,211
KUEHG Corp			EURIBOR + 2.75%
10.55%, 8/22/2025 (p)	14,160	14,337	Post Holdings Inc
Learning Care Group US No 2 Inc			3.90%, 5/24/2024(p)		$680	683
9.40%, 2/26/2026(p)	14,850	14,924	US LIBOR + 2.00%
US LIBOR + 7.50%			Sigma Bidco BV
		$29,261	0.00%, 3/7/2025(p),(q)	EUR	2,400	2,877
Computers - 0.35%						$7,685
Optiv Security Inc			Healthcare - Products - 0.01%
5.12%, 2/1/2024(p)	7,386	7,151	Kinetic Concepts Inc
US LIBOR + 3.25%			5.55%, 2/2/2024(p)		$739	744
9.12%, 1/13/2025(p)	7,710	7,363	US LIBOR + 3.25%
US LIBOR + 7.25%
Peak 10 Holding Corp			Healthcare - Services - 0.54%
9.02%, 7/24/2025(p)	21,350	21,446	BCPE Eagle Buyer LLC
US LIBOR + 7.25%			9.93%, 3/16/2025(p)		23,880	23,661
TierPoint LLC			US LIBOR + 8.00%
9.15%, 5/5/2025(p)	7,180	7,081	One Call Corp
US LIBOR + 7.25%			6.30%, 11/20/2020(p)		2,670	2,617
		$43,041	US LIBOR + 4.00%
Consumer Products - 0.01%			US Renal Care Inc
Prestige Brands Inc			10.30%, 11/17/2023 (p)		39,070	39,167
3.90%, 1/26/2024(p)	1,670	1,679	US LIBOR + 8.00%
US LIBOR + 2.00%						$65,445
			Home Furnishings - 0.00%
Cosmetics & Personal Care - 0.16%			Targus Group International Inc
Wellness Merger Sub Inc			0.00%, PIK 0.00%, 11/2/2016(a),(e),(f),(l),(p)		880	—
11.06%, 6/27/2025 (p)	19,410	19,568	US LIBOR + 9.50%

Distribution & Wholesale - 0.02%			Insurance - 0.08%
HBC Holdings LLC			Asurion LLC
8.40%, 3/30/2020(p)	2,809	2,724	4.65%, 11/3/2023(p)		1,195	1,203
US LIBOR + 6.50%			US LIBOR + 2.75%
			7.88%, 8/4/2025(p)		4,850	4,981
Diversified Financial Services - 0.17%			US LIBOR + 6.00%
Focus Financial Partners LLC			7.90%, 8/4/2025(p)		2,850	2,927
9.80%, 5/9/2025(p)	15,630	15,845	US LIBOR + 6.00%
US LIBOR + 7.50%			Genworth Holdings Inc
Lions Gate Capital Holdings LLC			6.40%, 2/28/2023(p)		635	645
4.15%, 3/24/2025(p)	725	726	US LIBOR + 4.50%
US LIBOR + 2.25%			HUB International Ltd
Russell Investments US Institutional Holdco			0.00%, 4/18/2025(p),(q)		205	206
Inc			US LIBOR + 3.00%
5.55%, 6/1/2023(p)	3,645	3,664				$9,962
US LIBOR + 3.25%			Internet - 0.44%
		$20,235	MH Sub I LLC
Electric - 0.02%			9.40%, 9/15/2025(p)		17,570	17,658
Panda Liberty LLC			US LIBOR + 7.50%
8.80%, 8/21/2020(p)	2,252	2,038	Ten-X LLC
US LIBOR + 6.50%			9.89%, 9/29/2025(e),(f),(p)		35,440	35,794
						$53,452
Electronics - 0.13%			Investment Companies - 0.21%
Lully Finance LLC			Fluidra Finco SLU
10.40%, 10/16/2023 (p)	15,795	15,519	0.00%, 3/7/2025(p),(q)	EUR	1,500	1,814
US LIBOR + 8.50%			EURIBOR + 2.75%
			Ivory Merger Sub Inc
Engineering & Construction - 0.04%			9.61%, 3/6/2026(p)		$11,260	11,232
Pisces Midco Inc			Masergy Holdings Inc
6.08%, 3/28/2025(p)	4,000	4,035	9.80%, 12/16/2024(p)		12,934	12,967
6.09%, 3/28/2025(p)	800	807	US LIBOR + 7.50%
US LIBOR + 3.75%						$26,013
		$4,842	Iron & Steel - 0.02%
Environmental Control - 0.00%			Miami Valley Steel Services Inc
Filtration Group Corp			10.00%, 1/20/2023 (f),(p)		2,293	2,293
5.30%, 3/28/2025(p)	435	439
US LIBOR + 3.00%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.01%				Pharmaceuticals (continued)
Alterra Mountain Co				PharMerica Corp
4.90%, 7/31/2024(p)		$1,253	$1,260	9.65%, 9/26/2025(p)		$14,690	$14,690
US LIBOR + 3.00%				US LIBOR + 7.75%
							$80,539
Lodging - 0.20%				Retail - 0.17%
Parq Holdings LP				Academy Ltd
9.80%, 12/17/2020 (p)		24,549	24,610	5.93%, 7/1/2022(p)		3,527	2,785
US LIBOR + 7.50%				US LIBOR + 4.00%
				Douglas GmbH
Machinery - Diversified - 0.12%				3.25%, 8/12/2022(p)	EUR	1,000	1,180
Apergy Corp				EURIBOR + 3.25%
0.00%, 4/18/2025(p),(q)		155	156	EG Finco Ltd
US LIBOR + 2.50%				0.00%, 2/7/2025(p),(q)		511	616
Engineered Machinery Holdings Inc				0.00%, 2/7/2025(p),(q)		153	184
9.55%, 7/25/2025(p)		13,483	13,539	IRB Holding Corp
US LIBOR + 7.25%				5.19%, 1/17/2025(p)		$450	455
9.55%, 7/25/2025(p)		1,168	1,173	US LIBOR + 3.25%
US LIBOR + 7.25%				PFS Holding Corp
			$14,868	5.38%, 1/31/2021(p)		8,473	5,328
Media - 0.02%				US LIBOR + 3.50%
McGraw-Hill Global Education Holdings				9.16%, 1/31/2022(p)		12,655	5,189
LLC				US LIBOR + 7.25%
5.90%, 5/4/2022(p)		2,554	2,502	SRS Distribution Inc
US LIBOR + 4.00%				10.65%, 2/25/2023 (p)		5,350	5,490
				US LIBOR + 8.75%
Mining - 0.02%							$21,227
Real Alloy Holding Inc				Software - 0.46%
11.50%, 5/17/2018 (c),(f),(p)		2,892	2,892	Evergreen Skills Lux Sarl
				6.63%, 4/23/2021(p)		32,134	30,407
Miscellaneous Manufacturers - 0.11%				US LIBOR + 4.75%
Gates Global LLC				10.13%, 4/28/2022 (p)		24,270	20,621
3.00%, 4/1/2024(p)	EUR	1,485	1,794	US LIBOR + 8.25%
EURIBOR + 3.25%				Solera LLC
UTEX Industries Inc				4.65%, 3/3/2023(p)		2,430	2,438
5.90%, 8/4/2025(p)		$3,273	3,215	US LIBOR + 2.75%
US LIBOR + 4.00%				SS&C European Holdings Sarl
9.15%, 5/22/2022(p)		8,810	8,497	4.40%, 2/28/2025(p)		526	529
US LIBOR + 7.25%				US LIBOR + 2.50%
			$13,506	SS&C Technologies Inc
Oil & Gas - 0.05%				4.46%, 2/28/2025(p)		1,421	1,430
California Resources Corp				US LIBOR + 2.50%
6.65%, 11/14/2022 (p)		890	908				$55,425
US LIBOR + 4.75%				Telecommunications - 0.07%
12.27%, 12/31/2021 (p)		2,465	2,767	Avaya Inc
US LIBOR + 10.37%				6.65%, 11/8/2024(p)		2,382	2,406
Chesapeake Energy Corp				US LIBOR + 4.75%
9.44%, 8/23/2021(p)		2,680	2,834	GTT Communications Inc
US LIBOR + 7.50%				5.19%, 1/9/2024(p)		832	831
			$6,509	US LIBOR + 3.25%
Packaging & Containers - 0.17%				Maxar Technologies Ltd
Berlin Packaging LLC				4.66%, 10/4/2024(p)		4,085	4,088
8.64%, 10/1/2022(p)		17,050	17,088	US LIBOR + 2.75%
US LIBOR + 6.75%				West Corp
Caraustar Industries Inc				5.90%, 10/10/2024(p)		1,091	1,099
7.80%, 3/14/2022(p)		1,811	1,819	US LIBOR + 4.00%
US LIBOR + 5.50%							$8,424
Crown European Holdings SA				TOTAL SENIOR FLOATING RATE INTERESTS			$631,762
2.38%, 1/29/2025(p)	EUR	1,000	1,218
				U.S. GOVERNMENT & GOVERNMENT	Principal
			$20,125	AGENCY OBLIGATIONS - 0.78%	Amount (000's)		Value (000's)
Pharmaceuticals - 0.66%				Federal Home Loan Mortgage Corporation (FHLMC) - 0.04%
Genoa a QoL Healthcare Co LLC				4.00%, 4/1/2048		$4,500	$4,591
9.90%, 10/28/2024 (p)		$18,060	18,241
US LIBOR + 8.00%				Federal National Mortgage Association (FNMA) - 0.48%
Lanai Holdings III Inc				3.00%, 5/1/2028(r)		5,000	4,960
10.86%, 8/14/2023 (p)		25,190	23,678	3.00%, 8/1/2046		13,700	13,267
US LIBOR + 8.50%				3.50%, 4/1/2047		12,346	12,310
Packaging Coordinators Midco Inc				4.00%, 5/1/2045(r)		10,000	10,185
10.81%, 6/29/2024 (p)		24,050	23,930	4.50%, 9/1/2046		8,166	8,598
US LIBOR + 8.75%				5.00%, 3/1/2039		3,968	4,319
				5.00%, 7/1/2044		5,043	5,412
							$59,051

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT		Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)	Country	Percent
Government National Mortgage Association (GNMA) - 0.26%				United States	51.58%
	3.50%, 12/15/2042	$6,173	$6,214	United Kingdom	3.63%
	3.50%, 5/1/2043	10,000	10,013	Japan	2.95%
	4.00%, 8/15/2044	4,287	4,459	Canada	2.89%
	4.00%, 6/20/2046	706	730	Netherlands	2.22%
	4.00%, 1/20/2048	9,883	10,224	Mexico	2.22%
			$31,640	France	2.03%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Argentina	2.00%
OBLIGATIONS			$95,282	Turkey	1.88%
TOTAL PURCHASED OPTIONS - 0.15%			$17,670	Luxembourg	1.60%
Total Investments	$12,132,036			Australia	1.59%
Other Assets and Liabilities - 0.33%			$39,746	Germany	1.32%
TOTAL NET ASSETS - 100.00%	$12,171,782			Brazil	1.28%
				South Africa	1.22%
				Italy	1.05%
(a)	Non-income producing security			Russian Federation	1.03%
(b)	Security or a portion of the security was pledged to cover margin			Indonesia	0.95%
	requirements for options contracts. At the end of the period, the value of			Ecuador	0.89%
	these securities totaled $228,890 or 1.86% of net assets.			Hong Kong	0.89%
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more			Ukraine	0.84%
	information.			China	0.72%
(d)	Security exempt from registration under Rule 144A of the Securities Act of			Colombia	0.69%
	1933. These securities may be resold in transactions exempt from			Switzerland	0.65%
	registration, normally to qualified institutional buyers. At the end of the			Spain	0.64%
	period, the value of these securities totaled $3,383,469 or 27.51% of net			Supranational	0.56%
	assets.			Singapore	0.55%
(e)	The value of these investments was determined using significant			Iraq	0.54%
	unobservable inputs.			Sweden	0.53%
(f)	Fair value of these investments is determined in good faith by the Manager			Cayman Islands	0.53%
	under procedures established and periodically reviewed by the Board of			Nigeria	0.52%
	Directors. Certain inputs used in the valuation may be unobservable;			Egypt	0.50%
	however, each security is evaluated individually for purposes of ASC 820			Bermuda	0.49%
	which results in not all securities being identified as Level 3 of the fair			Kazakhstan	0.48%
	value hierarchy. At the end of the period, the fair value of these securities			Malaysia	0.46%
	totaled $184,199 or 1.50% of net assets.			Lebanon	0.45%
(g)	Affiliated Security. Security is either an affiliate (and registered under the			Ireland	0.41%
	Investment Company Act of 1940) or an affiliate as defined by the			Venezuela	0.41%
	Investment Company Act of 1940 (the Fund controls 5.0% or more of the			Cote d'Ivoire	0.39%
	outstanding voting shares of the security). Please see affiliated sub-			Virgin Islands, British	0.36%
	schedule for transactional information.			Taiwan, Province Of China	0.32%
(h)	Current yield shown is as of period end.			Austria	0.31%
(i)	Perpetual security. Perpetual securities pay an indefinite stream of			El Salvador	0.30%
	interest, but they may be called by the issuer at an earlier date.			Uruguay	0.29%
(j)	Rate shown is the rate in effect as of period end. The rate may be based on			Oman	0.27%
	a fixed rate and may convert to a variable rate or floating rate in the			Chile	0.23%
	future.			Ghana	0.20%
(k)	Certain variable rate securities are not based on a published reference			Gabon	0.20%
	rate and spread but are determined by the issuer or agent and are based			Kenya	0.19%
	on current market conditions. These securities do not indicate a reference			Sri Lanka	0.18%
	rate and spread in their description.			Peru	0.18%
(l)	Payment in kind; the issuer has the option of paying additional securities			Korea, Republic Of	0.17%
	in lieu of cash.			Dominican Republic	0.17%
(m)	Security purchased on a when-issued basis.			Qatar	0.17%
(n)	Security is an Interest Only Strip.			Thailand	0.16%
(o)	Security or a portion of the security was pledged to cover margin			Denmark	0.16%
	requirements for futures contracts. At the end of the period, the value of			Norway	0.15%
	these securities totaled $1,636 or 0.01% of net assets.			Purchased Options	0.15%
(p)	Rate information disclosed is based on an average weighted rate as of			Costa Rica	0.15%
	period end.			United Arab Emirates	0.15%
(q)	This Senior Floating Rate Note will settle after April 30, 2018, at which			Saudi Arabia	0.14%
	time the interest rate will be determined.			Jersey, Channel Islands	0.14%
(r)	Security was purchased in a "to-be-announced" ("TBA") transaction. See			Zambia	0.14%
	Notes to Financial Statements for additional information.			Cameroon	0.11%
				Hungary	0.11%
				Isle of Man	0.09%
				Poland	0.08%
				Portugal	0.07%
				Bahrain	0.07%
				Azerbaijan	0.07%
				Mauritius	0.07%
				Croatia	0.06%
				Senegal	0.06%
				Paraguay	0.06%
				Jordan	0.06%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited) (continued)
Country (continued)			Percent (continued)
Finland				0.05%
Serbia				0.05%
India				0.05%
Pakistan				0.05%
Belgium				0.03%
Panama				0.03%
Bahamas				0.03%
Angola				0.02%
Other Assets and Liabilities				0.33%
TOTAL NET ASSETS			100.00%

Affiliated Securities		October 31, 2017			Purchases		Sales		April 30, 2018
			Value		Cost	Proceeds			Value
Principal Government Money Market Fund		$		—	$3,351,657		$3,138,051		$213,606
		$		—	$3,351,657		$3,138,051		$213,606

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
		Income		on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $		1,313		$—	$			—	$—
		$1,313		$—	$			—	$—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost		Value	Percent of Net Assets
Aspect Software Inc			5/25/2016-11/25/2016			$5,426		$3,343	0.03%
Cengage Learning Holdings II Inc			3/31/2014			1,099		146	0.00%
Chaparral Energy Inc - A Shares			4/6/2017			23		36	0.00%
Chaparral Energy Inc - A Shares			4/6/2017			6,928		4,742	0.04%
Chaparral Energy Inc - B Shares			4/6/2017			1,561		997	0.01%
Material Sciences Corp			12/22/2016-03/30/2018			20,066		21,735	0.18%
Material Sciences Corp - Warrants			12/22/2016			2,011		3,757	0.03%
Milagro Oil & Gas Inc			12/2/2016			761		189	0.00%
Real Alloy Holding Inc			1/18/2018			8,757		12,710	0.10%
Real Alloy Holding Inc			11/21/2017			2,892		2,892	0.02%
SportsNet New York			12/27/2017			19,789		20,090	0.16%
Targus Group International Inc			3/15/2016			154		68	0.00%
Total								$70,705	0.57%
Amounts in thousands.

Options

Purchased Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	500	$50	$2,800.00	12/24/2018		$3,266	$2,838	$(428)
Call - S&P 500 Index	N/A	500	$50	$2,850.00	1/22/2019		5,592	2,339	(3,253)
Put - S&P 500 Index	N/A	500	$50	$2,380.00	5/21/2018		177	63	(114)
Put - S&P 500 Index	N/A	500	$50	$2,600.00	12/24/2018		5,302	5,482	180
Put - S&P 500 Index	N/A	330	$33	$2,430.00	5/7/2018		93	1	(92)
Put - S&P 500 Index	N/A	2,135	$214	$2,415.00	5/14/2018		604	130	(474)
Put - S&P 500 Index	N/A	500	$50	$2,650.00	1/22/2019		5,751	6,817	1,066
Total							$20,785	$17,670	$(3,115)

Written Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - Dow Jones	N/A	3,770	$377	$289.00	6/18/2018		$(24)	$(1)	$23
Industrial Average
Call - Energy Select	N/A	8,110	$811	$74.00	5/21/2018		(1,046)	(1,015)	31
Sector SPDR Fund
Call - Health Care Select	N/A	8,310	$831	$84.00	5/21/2018		(440)	(325)	115
Sector SPDR Fund
Call - iShares MSCI	N/A	5,300	$530	$72.00	5/21/2018		(183)	(57)	126
EAFE ETF
Call - iShares MSCI	N/A	11,175	$1,118	$71.00	6/18/2018		(1,846)	(1,128)	718
EAFE ETF

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

Options (continued)

Written Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)	Fair Value		Appreciation/(Depreciation)
Call - iShares MSCI	N/A	3,700	$370	$49.50	6/18/2018	$(690)	$(117	) $	573
Emerging Markets ETF
Call - iShares MSCI	N/A	4,300	$430	$48.00	5/21/2018	(260)	(121)		139
Emerging Markets ETF
Call - Russell 1000 Index	N/A	230	$23	$1,590.00	6/18/2018	(1,148)	(248)		900
Call - S&P 500 Index	N/A	500	$50	$3,150.00	5/21/2018	(23)	—		23
Call - S&P 500 Index	N/A	500	$50	$2,700.00	12/24/2018	(5,799)	(5,229)		570
Call - S&P 500 Index	N/A	500	$50	$2,750.00	1/22/2019	(8,498)	(4,428)		4,070
Call - S&P 500 Index	N/A	365	$37	$2,705.00	5/21/2018	(2,588)	(366)		2,222
Call - S&P 500 Index	N/A	730	$73	$3,020.00	5/21/2018	(253)	—		253
Call - Utilities Select	N/A	9,170	$917	$51.00	5/21/2018	(440)	(900)		(460)
Sector SPDR Fund
Put - S&P 500 Index	N/A	330	$33	$2,475.00	5/7/2018	(139)	(4)		135
Put - S&P 500 Index	N/A	500	$50	$2,440.00	5/21/2018	(280)	(118)		162
Put - S&P 500 Index	N/A	500	$50	$2,750.00	1/22/2019	(7,248)	(8,973)		(1,725)
Put - S&P 500 Index	N/A	2,135	$214	$2,485.00	5/14/2018	(965)	(355)		610
Put - S&P 500 Index	N/A	500	$50	$2,700.00	12/24/2018	(7,049)	(7,425)		(376)
Put - S&P 500 Index	N/A	62	$6	$2,620.00	5/21/2018	(154)	(137)		17
Total						$(39,073)	$(30,947	) $	8,126

Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date		Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2018		Short		160	$19,140	$			27
US 2 Year Note; June 2018		Short		200	42,409				90
US 5 Year Note; June 2018		Short		1,200	136,210				504
Total						$			621

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Currency to Accept		Currency to Deliver		Asset		Liability
Bank of America NA		05/30/2018		$13,063	EUR	10,694	$122		$—
Bank of America NA		05/30/2018	EUR	7,082		$8,689	—		(119)
Bank of America NA		05/30/2018		$9,031	ZAR	111,921	83		—
Barclays Bank PLC		05/30/2018	ZAR	90,783		$7,319	—		(61)
Goldman Sachs & Co		05/08/2018	RUB	528,400		$8,471	—		(86)
HSBC Securities Inc		05/30/2018		$7,319	PLN	25,546	36		—
JPMorgan Chase		05/03/2018		$21,966	BRL	74,106	814		—
JPMorgan Chase		05/03/2018	BRL	74,106		$21,270	—		(118)
JPMorgan Chase		05/09/2018		$6,619	IDR	91,540,210	45		—
JPMorgan Chase		05/11/2018		$25,984	GBP	18,496	511		—
JPMorgan Chase		05/11/2018	EUR	21,380		$26,374	—		(538)
JPMorgan Chase		05/11/2018	EUR	441		$541	—		(8)
JPMorgan Chase		05/11/2018		$52,594	EUR	42,525	1,208		—
JPMorgan Chase		05/11/2018		$1,736	EUR	1,437	—		—
JPMorgan Chase		05/11/2018		$3,221	JPY	341,979	91		—
JPMorgan Chase		05/11/2018	RUB	415,693		$6,573	21		—
JPMorgan Chase		05/11/2018		$6,573	RUB	413,968	6		—
JPMorgan Chase		05/23/2018		$5,311	TRY	21,930	—		(51)
JPMorgan Chase		05/25/2018	CZK	469,724		$23,038	—		(832)
JPMorgan Chase		05/25/2018	PLN	176,603		$52,159	—		(1,817)
JPMorgan Chase		05/30/2018	HUF	2,384,268		$9,352	—		(152)
JPMorgan Chase		05/30/2018	PLN	75,420		$21,942	—		(440)
JPMorgan Chase		05/31/2018	CLP	7,510,903		$12,617	—		(368)
JPMorgan Chase		06/04/2018		$15,695	BRL	55,091	18		—
Standard Chartered Bank, Hong Kong		05/02/2018	COP	19,958,087		$7,243	—		(138)
Standard Chartered Bank, Hong Kong		05/03/2018	BRL	24,595		$7,322	—		(302)
Standard Chartered Bank, Hong Kong		05/03/2018		$7,322	BRL	24,436	347		—
Standard Chartered Bank, Hong Kong		05/29/2018		$9,071	CLP	5,464,973	159		—
Standard Chartered Bank, Hong Kong		05/30/2018	JPY	1,726,753		$15,912	—		(83)
Standard Chartered Bank, Hong Kong		05/30/2018		$6,901	ZAR	85,502	65		—
Standard Chartered Bank, Hong Kong		05/30/2018	TRY	67,038		$16,226	128		—
Standard Chartered Bank, Hong Kong		06/04/2018		$7,495	BRL	26,341	—		(1)
Toronton Dominion Bank		05/30/2018	MXN	158,663		$8,377	69		—

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date			Currency to Accept	Currency to Deliver				Asset	Liability
Toronton Dominion Bank		05/30/2018		$9,072		PLN	31,375		$127	$—
Total									$3,850	$(5,114)

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/
	Receive
	Floating	Fixed	Payment		Notional		Unrealized		Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date	Amount		Appreciation/(Depreciation)		Payments/(Receipts)	Fair Value
SAFE South Africa Johannesburg	Pay	7.23%	Quarterly	4/30/2023	ZAR 373,000		$4	$	— $	4
Interbank Agreed Rate 3 Month
Total							$4	$	— $	4

Amounts in thousands.

See accompanying notes.

     Schedule of Investments Global Real Estate Securities Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.28%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Holding Companies - Diversified - 0.49%			REITs (continued)
Keppel Corp Ltd	2,303,900	$14,130	Kilroy Realty Corp	507,092	$36,343
			Klepierre SA	731,411	29,936
Home Builders - 0.25%			Link REIT	6,575,500	58,115
Land & Houses PCL	20,924,400	7,283	Macquarie Mexico Real Estate Management	5,507,440	5,901
			SA de CV (a)
Lodging - 3.05%			Merlin Properties Socimi SA	2,695,714	41,594
City Developments Ltd	2,350,200	22,334	Physicians Realty Trust	1,115,873	16,671
Extended Stay America Inc	573,438	11,228	PLA Administradora Industrial S de RL de CV	2,708,970	4,340
Hilton Grand Vacations Inc (a)	243,611	10,475	(a)
Hilton Worldwide Holdings Inc	549,588	43,329	Prologis Inc	1,136,635	73,779
		$87,366	Prologis Property Mexico SA de CV	2,342,270	4,352
Real Estate - 21.58%			Public Storage	87,842	17,725
Aroundtown SA	3,076,255	24,621	Regency Centers Corp	550,275	32,384
CapitaLand Ltd	15,407,300	43,446	Rexford Industrial Realty Inc	1,107,761	33,842
Castellum AB	1,291,587	20,878	Saul Centers Inc	148,756	7,118
Deutsche Wohnen SE	2,422,184	114,314	Segro PLC	8,367,778	74,254
Entra ASA (b)	1,233,822	16,921	Simon Property Group Inc	728,671	113,920
Fabege AB	2,296,894	26,446	SL Green Realty Corp	295,613	28,893
Heiwa Real Estate Co Ltd	842,300	19,729	Spirit Realty Capital Inc	1,767,679	14,230
Hongkong Land Holdings Ltd	7,594,493	54,887	STORE Capital Corp	1,446,187	36,487
LEG Immobilien AG	256,526	29,578	Sun Communities Inc	441,318	41,418
Leopalace21 Corp	1,620,700	14,056	Sunstone Hotel Investors Inc	1,743,865	27,204
Mitsubishi Estate Co Ltd	729,300	13,326	Tanger Factory Outlet Centers Inc	567,156	12,449
Mitsui Fudosan Co Ltd	4,289,693	109,883	Unibail-Rodamco SE	97,550	23,419
New World Development Co Ltd	36,805,000	53,975	UNITE Group PLC/The	3,077,303	35,329
Nomura Real Estate Holdings Inc	843,700	20,879	United Urban Investment Corp	23,464	36,039
SOHO China Ltd	31,863,500	16,362	Vicinity Centres	12,858,670	23,544
TLG Immobilien AG	990,511	28,496	Welltower Inc	856,764	45,786
Wihlborgs Fastigheter AB	474,105	10,987	Weyerhaeuser Co	402,314	14,797
		$618,784			$2,038,842
REITs - 71.09%			Software - 1.18%
Alexandria Real Estate Equities Inc	491,444	61,219	InterXion Holding NV (a)	522,386	33,966
Allied Properties Real Estate Investment Trust	397,000	12,826
American Homes 4 Rent	827,887	16,723	Storage & Warehousing - 0.64%
American Tower Corp	179,756	24,512	Safestore Holdings PLC	2,430,049	18,278
Apartment Investment & Management Co	1,072,356	43,538
AvalonBay Communities Inc	441,747	72,005	TOTAL COMMON STOCKS		$2,818,649
Big Yellow Group PLC	797,464	10,090	INVESTMENT COMPANIES - 1.45%	Shares Held	Value (000's)
Boston Properties Inc	204,041	24,773	Money Market Funds - 1.45%
Brixmor Property Group Inc	283,740	4,225	Principal Government Money Market Fund	41,665,850	41,666
Canadian Apartment Properties REIT	528,810	15,255	1.55%(c),(d)
CapitaLand Commercial Trust	9,198,865	12,567
Crown Castle International Corp	224,278	22,623	TOTAL INVESTMENT COMPANIES		$41,666
CubeSmart	1,130,958	33,295	Total Investments		$2,860,315
Daiwa Office Investment Corp	5,923	35,050	Other Assets and Liabilities - 0.27%		$7,680
DDR Corp	1,413,899	10,251	TOTAL NET ASSETS - 100.00%		$2,867,995
Dexus	5,218,491	37,111
Duke Realty Corp	1,456,416	39,469
EPR Properties	451,040	24,816	(a) Non-income producing security
Equinix Inc	120,885	50,867	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Equity Residential	306,544	18,917	1933. These securities may be resold in transactions exempt from
Essex Property Trust Inc	306,653	73,502	registration, normally to qualified institutional buyers. At the end of the
Extra Space Storage Inc	408,761	36,621	period, the value of these securities totaled $16,921 or 0.59% of net assets.
First Industrial Realty Trust Inc	440,870	13,715	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Frasers Logistics & Industrial Trust	3,105,562	2,453	Investment Company Act of 1940) or an affiliate as defined by the
Gecina SA	235,540	40,831	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
GGP Inc	298,563	5,968	outstanding voting shares of the security). Please see affiliated sub-
Goodman Group	11,182,695	76,082	schedule for transactional information.
Gramercy Property Trust	277,231	6,515	(d) Current yield shown is as of period end.
Great Portland Estates PLC (a)	1,659,130	15,987
HCP Inc	565,650	13,214
Healthcare Trust of America Inc	766,738	19,161
Hispania Activos Inmobiliarios SOCIMI SA	1,176,801	24,950
Hoshino Resorts REIT Inc	99	487
Hudson Pacific Properties Inc	635,807	20,899
Industrial & Infrastructure Fund Investment	11,581	12,821
Corp
Inmobiliaria Colonial Socimi SA	3,064,370	35,608
Invitation Homes Inc	3,359,603	77,741
Japan Hotel REIT Investment Corp	46,328	35,052
Japan Logistics Fund Inc	7,201	14,600
Japan Retail Fund Investment Corp	21,729	40,738
Kenedix Retail REIT Corp	5,620	11,896

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		47.92%
Japan		12.72%
Germany		6.87%
Hong Kong		5.82%
United Kingdom		5.37%
Australia		4.76%
Spain		3.56%
Singapore		3.32%
France		3.28%
Sweden		2.03%
Netherlands		1.18%
Canada		0.98%
Norway		0.59%
China		0.57%
Mexico		0.51%
Thailand		0.25%
Other Assets and Liabilities		0.27%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$406,159	$364,493		$41,666
		$—		$406,159	$364,493		$41,666

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	241		$—			$—	$—
	$241		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.22%		Shares Held	Value(000	's)		Principal
Money Market Funds - 1.22%					BONDS (continued)	Amount (000's)	Value (000's)
Principal Government Money Market Fund		18,280,325	$18,280		Commercial Mortgage Backed Securities (continued)
1.55%(a),(b)					WFRBS Commercial Mortgage Trust 2014-
					C23
TOTAL INVESTMENT COMPANIES			$18,280		4.52%, 10/15/2057(c)	$9,700	$9,826
		Principal			WFRBS Commercial Mortgage Trust 2014-
BONDS - 29.57%		Amount (000's)	Value(000	's)	LC14
Commercial Mortgage Backed Securities - 11.43%					4.34%, 3/15/2047(c)	8,000	7,812
CD 2017-CD3 Mortgage Trust							$170,943
3.98%, 2/10/2050(c)		$4,500	$ 4,440		Home Equity Asset Backed Securities - 0.36%
Citigroup Commercial Mortgage Trust 2016-					ACE Securities Corp Mortgage Loan Trust
GC36					Series 2007-D1
4.92%, 2/10/2049(c)		4,400	4,417		6.93%, 2/25/2038(c),(e)	5,682	5,436
COMM 2014-CCRE19 Mortgage Trust
4.72%, 8/10/2047(c)		3,700	3,682		Mortgage Backed Securities - 16.87%
COMM 2014-UBS5 Mortgage Trust					Citigroup Mortgage Loan Trust 2015-PS1
4.77%, 9/10/2047(c)		11,680	11,677		5.25%, 9/25/2042(c),(e)	7,638	7,923
Freddie Mac Multifamily Structured Pass					CSMC Trust 2015-1
Through Certificates					3.94%, 1/25/2045(c),(e)	7,649	7,464
2.65%, 8/25/2026		7,680	7,295		EverBank Mortgage Loan Trust 18-1
3.29%, 11/25/2027		6,800	6,708		3.50%, 2/25/2048(c),(e)	5,050	4,955
3.44%, 12/25/2027		4,640	4,647		Fannie Mae Interest Strip
3.60%, 1/25/2028		11,240	11,373		3.50%, 12/25/2043(c),(d)	5,214	966
3.65%, 2/25/2028(c)		3,250	3,315		7.00%, 4/25/2024(d)	34	5
Ginnie Mae					Fannie Mae REMICS
0.38%, 10/16/2053 (c),(d)		15,121	516		1.38%, 7/25/2044(c),(d)	17,386	885
0.50%, 6/16/2052(c),(d)		27,318	654		1.46%, 6/25/2045(c),(d)	31,324	1,683
0.57%, 12/16/2053 (c),(d)		33,448	1,295		1.47%, 8/25/2044(c),(d)	33,878	1,554
0.57%, 12/16/2059 (c),(d)		47,642	2,806		2.50%, 4/25/2027	9	9
0.58%, 3/16/2060(c),(d)		24,944	1,579		1 Month LIBOR + 0.60%
0.59%, 8/16/2051(c),(d)		82,633	3,506		2.50%, 2/25/2028(d)	15,588	1,210
0.65%, 4/16/2047(c),(d)		86,740	3,832		3.00%, 7/25/2032(d)	12,652	1,672
0.66%, 8/16/2055(c),(d)		51,024	2,605		3.00%, 4/25/2042	7,875	7,659
0.67%, 10/16/2054 (c),(d)		47,236	1,421		3.00%, 2/25/2043	5,492	5,398
0.72%, 11/16/2052 (c),(d)		51,218	2,381		3.00%, 1/25/2046	9,130	9,003
0.73%, 11/16/2045 (c),(d)		37,965	1,756		3.50%, 6/25/2033(d)	15,091	2,180
0.73%, 6/16/2054(c),(d)		61,847	2,126		3.50%, 4/25/2034(d)	16,057	2,186
0.77%, 2/16/2053(c),(d)		41,480	1,793		3.50%, 2/25/2036(d)	9,805	1,628
0.77%, 10/16/2054 (c),(d)		59,774	2,377		3.50%, 1/25/2040(d)	16,656	2,020
0.80%, 9/16/2053(c),(d)		44,883	1,953		3.50%, 11/25/2042	9,708	9,825
0.81%, 2/16/2053(c),(d)		113,709	6,062		3.50%, 2/25/2043(d)	18,101	2,739
0.83%, 1/16/2056(c),(d)		21,514	1,165		3.50%, 2/25/2043	1,109	1,120
0.83%, 10/16/2056 (c),(d)		33,647	1,912		3.50%, 7/25/2043(d)	13,874	1,854
0.84%, 3/16/2052(c),(d)		58,912	3,277		3.50%, 8/25/2045	2,931	2,833
0.88%, 2/16/2046(c),(d)		65,841	3,308		4.00%, 6/25/2039	10,000	10,178
0.91%, 6/16/2057(c),(d)		15,318	1,091		4.00%, 12/25/2039(d)	8,874	1,173
2.60%, 5/16/2059		4,150	3,914		4.00%, 3/25/2045	6,411	6,704
2.60%, 3/16/2060		7,761	7,320		4.00%, 4/25/2047	3,133	3,217
GS Mortgage Securities Trust 2011-GC5					4.50%, 4/25/2045(d)	26,662	6,637
5.56%, 8/10/2044(c),(e)		4,624	4,503		7.00%, 4/25/2032	944	1,049
GS Mortgage Securities Trust 2013-GC13					9.00%, 5/25/2020	7	8
4.23%, 7/10/2046(c),(e)		5,000	4,571		Freddie Mac REMICS
GS Mortgage Securities Trust 2014-GC20					1.51%, 4/15/2040(c),(d)	32,319	1,605
5.02%, 4/10/2047(c)		2,000	1,907		1.62%, 10/15/2040(c),(d)	27,765	1,181
GS Mortgage Securities Trust 2014-GC24					2.50%, 11/15/2032	5,404	5,154
4.66%, 9/10/2047(c)		4,200	4,132		2.50%, 2/15/2043	2,825	2,701
JP Morgan Chase Commercial Mortgage					2.80%, 2/15/2021	2	2
Securities Trust 2013-C16					1 Month LIBOR + 0.90%
5.11%, 12/15/2046 (c)		8,000	8,377		3.00%, 11/15/2030(d)	6,133	427
Wells Fargo Commercial Mortgage Trust					3.00%, 6/15/2040	5,543	5,489
2014-L	C16				3.00%, 10/15/2042	1,806	1,789
4.46%, 8/15/2050		500	493		3.00%, 5/15/2044	1,588	1,475
Wells Fargo Commercial Mortgage Trust					3.00%, 4/15/2046	3,139	3,065
2015	-C31				3.00%, 11/15/2046	3,873	3,807
4.76%, 11/15/2048 (c)		6,000	6,021		3.50%, 3/15/2029	4,391	4,445
Wells Fargo Commercial Mortgage Trust					3.50%, 4/15/2040(d)	9,487	840
2016-L	C25				3.50%, 5/15/2043	3,902	3,928
4.58%, 12/15/2059 (c)		1,000	1,005		3.50%, 8/15/2043	5,475	5,453
WFRBS Commercial Mortgage Trust 2013-					3.50%, 9/15/2043	7,680	7,556
C14					4.00%, 5/15/2039	4,825	4,912
4.13%, 6/15/2046(c),(e)		2,500	2,262		4.00%, 11/15/2042(d)	11,525	2,039
WFRBS Commercial Mortgage Trust 2014-					4.00%, 1/15/2045	6,809	6,968
C22					4.00%, 4/15/2045	2,875	2,918
4.06%, 9/15/2057(c),(e)		4,840	3,831		6.50%, 8/15/2027	84	87

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac Strips			4.00%, 7/1/2043	$4,518	$4,652
3.00%, 10/15/2027 (d)	$13,504	$1,204	4.00%, 9/1/2044	5,564	5,729
Ginnie Mae			4.00%, 10/1/2045	9,518	9,787
0.73%, 9/20/2037(c),(d)	25,858	968	4.00%, 8/1/2047	13,522	13,904
3.00%, 5/16/2037	14,000	13,887	4.50%, 4/1/2041	5,176	5,482
3.00%, 4/20/2047	3,214	2,733	4.50%, 11/1/2043	5,188	5,496
3.25%, 5/20/2045	5,238	5,102	5.00%, 10/1/2025	59	62
3.50%, 8/20/2039(d)	21,420	2,336	5.00%, 12/1/2032	60	64
3.50%, 10/20/2041 (d)	13,714	1,706	5.00%, 2/1/2033	506	541
3.50%, 1/20/2043(d)	18,168	3,824	5.00%, 1/1/2034	4,562	4,887
3.50%, 5/20/2043(d)	11,775	2,400	5.00%, 5/1/2034	101	107
3.50%, 10/20/2044 (d)	22,369	3,724	5.00%, 7/1/2035	45	48
4.00%, 2/20/2034	5,233	5,301	5.00%, 7/1/2035	2	2
4.00%, 11/16/2038	488	496	5.00%, 10/1/2035	10	10
4.00%, 10/20/2043 (d)	22,656	3,443	5.00%, 11/1/2035	382	409
4.00%, 4/20/2044(d)	6,539	1,188	5.00%, 7/1/2044	3,597	3,869
4.00%, 4/20/2046(d)	15,162	3,217	5.50%, 3/1/2029	1	1
5.00%, 11/20/2039	3,805	4,064	5.50%, 5/1/2033	9	10
JP Morgan Mortgage Trust 2016-4			5.50%, 10/1/2033	14	15
3.50%, 10/25/2046 (c),(e)	4,871	4,765	5.50%, 12/1/2033	349	382
New Residential Mortgage Loan Trust 2015-			5.50%, 7/1/2037	20	22
2			5.50%, 4/1/2038	8	9
5.56%, 8/25/2055(c),(e)	6,056	6,443	5.50%, 5/1/2038	46	50
Sequoia Mortgage Trust 2013-2			6.00%, 1/1/2021	26	27
3.64%, 2/25/2043(c)	7,735	7,639	6.00%, 6/1/2028	7	8
Sequoia Mortgage Trust 2017-5			6.00%, 5/1/2031	81	91
3.50%, 8/25/2047(c),(e)	1,544	1,506	6.00%, 10/1/2031	2	3
Sequoia Mortgage Trust 2018-5			6.00%, 2/1/2032	16	18
3.50%, 5/25/2048(c),(e),(f)	5,000	4,842	6.00%, 9/1/2032	145	160
		$252,366	6.00%, 11/1/2033	383	424
Other Asset Backed Securities - 0.91%			6.00%, 11/1/2033	249	275
CNH Equipment Trust 2016-C			6.00%, 9/1/2034	72	81
1.76%, 9/15/2023	1,600	1,554	6.00%, 2/1/2035	72	80
TAL Advantage V LLC			6.00%, 10/1/2036	48	53
3.33%, 5/20/2039(e)	3,817	3,786	6.00%, 3/1/2037	94	104
Towd Point Mortgage Trust 2015-1			6.00%, 5/1/2037	134	152
4.25%, 10/25/2053 (c),(e)	5,000	5,224	6.00%, 1/1/2038	10	11
Towd Point Mortgage Trust 2017-6			6.00%, 3/1/2038	38	42
3.25%, 10/25/2057 (c),(e)	3,200	2,963	6.00%, 4/1/2038	118	132
		$13,527	6.00%, 7/1/2038	140	155
TOTAL BONDS		$442,272	6.00%, 10/1/2038	112	125
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 9/1/2039	4,044	4,573
AGENCY OBLIGATIONS - 69.39%	Amount (000's) Value (000's)		6.50%, 12/1/2021	111	118
Federal Home Loan Mortgage Corporation (FHLMC) - 14.81%			6.50%, 4/1/2022	114	120
2.50%, 8/1/2027	$1,486	$1,455	6.50%, 5/1/2022	58	59
2.50%, 2/1/2028	4,604	4,508	6.50%, 8/1/2022	30	32
3.00%, 2/1/2027	4,065	4,062	6.50%, 5/1/2023	67	68
3.00%, 4/1/2035	2,738	2,699	6.50%, 7/1/2023	2	2
3.00%, 10/1/2042	8,011	7,799	6.50%, 1/1/2024	2	2
3.00%, 10/1/2042	6,677	6,501	6.50%, 7/1/2025	1	1
3.00%, 5/1/2043	2,862	2,783	6.50%, 9/1/2025	1	1
3.00%, 7/1/2045	7,865	7,621	6.50%, 10/1/2025	1	1
3.00%, 10/1/2046	9,272	8,985	6.50%, 3/1/2029	42	47
3.00%, 1/1/2047	7,680	7,442	6.50%, 4/1/2031	163	183
3.50%, 11/1/2026	2,504	2,537	6.50%, 10/1/2031	58	66
3.50%, 2/1/2032	4,451	4,509	6.50%, 2/1/2032	9	10
3.50%, 4/1/2032	3,926	3,977	6.50%, 4/1/2032	8	9
3.50%, 12/1/2041	2,802	2,805	6.50%, 4/1/2035	5	6
3.50%, 4/1/2042	8,258	8,268	6.50%, 2/1/2037	29	33
3.50%, 7/1/2042	9,298	9,309	7.00%, 7/1/2024	2	2
3.50%, 8/1/2043	6,196	6,203	7.00%, 1/1/2028	310	330
3.50%, 2/1/2044	7,208	7,199	7.00%, 6/1/2029	103	114
3.50%, 4/1/2044	7,221	7,229	7.00%, 1/1/2031	1	1
3.50%, 8/1/2045	7,531	7,524	7.00%, 4/1/2031	70	76
3.50%, 7/1/2046	10,766	10,757	7.00%, 10/1/2031	87	95
3.50%, 1/1/2047	14,817	14,788	7.00%, 4/1/2032	156	173
3.50%, 1/1/2048	7,267	7,259	7.50%, 12/1/2030	3	3
3.72%, 10/1/2032	1	2	7.50%, 2/1/2031	16	17
12 Month LIBOR + 1.98%			7.50%, 2/1/2031	2	2
4.00%, 12/1/2041	4,915	5,061	8.50%, 7/1/2029	76	81
4.00%, 7/1/2042	3,450	3,553			$221,542
4.00%, 9/15/2042	2,888	3,003

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) - 41.86%				Federal National Mortgage Association (FNMA) (continued)
2.00%, 8/1/2028	$2,668	$2,570		4.00%, 8/1/2043	$7,863	$8,098
2.00%, 7/1/2030	6,793	6,449		4.00%, 8/1/2043	4,340	4,470
2.00%, 12/1/2031	6,984	6,630		4.00%, 10/1/2043	5,691	5,848
2.50%, 6/1/2027	5,536	5,429		4.00%, 4/1/2044	3,037	3,127
2.50%, 5/1/2028	2,418	2,370		4.00%, 8/1/2044	10,834	11,159
2.50%, 8/1/2028	3,307	3,241		4.00%, 8/1/2044	4,204	4,330
2.50%, 3/1/2030	7,216	7,045		4.00%, 11/1/2044	3,296	3,395
2.50%, 12/1/2031	9,233	8,989		4.00%, 12/1/2044	6,795	6,999
3.00%, 4/1/2027	3,869	3,862		4.00%, 2/1/2045	5,617	5,785
3.00%, 5/1/2029	6,213	6,183		4.00%, 7/1/2045	6,508	6,661
3.00%, 1/1/2030	536	533		4.00%, 8/1/2045	6,584	6,782
3.00%, 8/1/2031	10,759	10,699		4.00%, 9/1/2045	11,430	11,775
3.00%, 2/1/2037	6,290	6,179		4.00%, 5/1/2046	13,567	13,940
3.00%, 10/1/2042	5,887	5,734		4.00%, 7/1/2047	8,537	8,796
3.00%, 11/1/2042	8,231	8,015		4.00%, 10/1/2047	7,026	7,222
3.00%, 12/1/2042	6,109	5,947		4.00%, 12/1/2047	5,859	6,031
3.00%, 12/1/2042	6,265	6,099		4.50%, 12/1/2019	10	10
3.00%, 1/1/2043	6,059	5,898		4.50%, 1/1/2020	45	45
3.00%, 1/1/2043	5,339	5,199		4.50%, 9/1/2025	1,740	1,806
3.00%, 2/1/2043	6,306	6,137		4.50%, 8/1/2039	3,267	3,444
3.00%, 4/1/2043	7,516	7,241		4.50%, 3/1/2041	3,955	4,163
3.00%, 6/1/2043	11,429	11,128		4.50%, 3/1/2042	8,943	9,458
3.00%, 8/1/2043	7,531	7,332		4.50%, 9/1/2043	7,406	7,836
3.00%, 7/1/2045	3,113	3,017		4.50%, 9/1/2043	4,731	5,004
3.00%, 1/1/2046	6,061	5,879		4.50%, 9/1/2043	4,162	4,403
3.00%, 5/1/2046	5,961	5,783		4.50%, 11/1/2043	6,626	7,009
3.00%, 7/1/2046	8,322	8,052		4.50%, 9/1/2044	5,478	5,796
3.00%, 9/1/2046	6,907	6,702		4.50%, 10/1/2044	3,688	3,898
3.00%, 10/1/2046	7,882	7,633		4.50%, 12/1/2044	9,265	9,802
3.00%, 11/1/2046	12,348	11,978		4.50%, 5/1/2045	4,051	4,286
3.00%, 12/1/2046	12,627	12,235		4.50%, 9/1/2045	6,151	6,493
3.00%, 12/1/2046	9,143	8,845		4.50%, 11/1/2045	9,579	10,106
3.00%, 1/1/2047	7,084	6,872		5.00%, 11/1/2018	8	8
3.35%, 12/1/2033	100	105		5.00%, 4/1/2019	7	7
12 Month LIBOR + 1.60%				5.00%, 1/1/2026	69	73
3.50%, 8/1/2031	5,469	5,544		5.00%, 4/1/2035	173	187
3.50%, 2/1/2042	6,642	6,662		5.00%, 5/1/2035	81	87
3.50%, 6/1/2042	3,409	3,410		5.00%, 7/1/2035	27	29
3.50%, 7/1/2042	5,310	5,311		5.00%, 2/1/2038	2,133	2,309
3.50%, 9/1/2042	8,954	8,957		5.00%, 3/1/2038	1,377	1,491
3.50%, 11/1/2042	5,407	5,409		5.00%, 2/1/2040	7,359	7,977
3.50%, 2/1/2043	2,255	2,262		5.00%, 5/1/2040	2,932	3,178
3.50%, 5/1/2043	5,412	5,414		5.00%, 7/1/2040	1,889	2,048
3.50%, 5/1/2043	2,838	2,839		5.00%, 7/1/2041	8,453	9,160
3.50%, 10/1/2044	7,203	7,207		5.00%, 2/1/2044	3,679	3,976
3.50%, 11/1/2044	6,230	6,233		5.00%, 6/1/2044	3,884	4,196
3.50%, 3/1/2045	3,363	3,353		5.50%, 6/1/2019	1	2
3.50%, 3/1/2045	5,879	5,881		5.50%, 6/1/2019	2	2
3.50%, 6/1/2045	7,478	7,481		5.50%, 7/1/2019	1	1
3.50%, 8/1/2045	6,351	6,354		5.50%, 7/1/2019	3	3
3.50%, 9/1/2045	5,549	5,533		5.50%, 7/1/2019	1	1
3.50%, 10/1/2045	6,358	6,361		5.50%, 7/1/2019	8	8
3.50%, 11/1/2045	11,850	11,853		5.50%, 8/1/2019	1	1
3.50%, 1/1/2046	5,587	5,589		5.50%, 8/1/2019	6	6
3.50%, 3/1/2046	7,896	7,899		5.50%, 9/1/2019	6	6
3.50%, 4/1/2046	8,259	8,262		5.50%, 6/1/2026	66	72
3.50%, 12/1/2046	9,054	9,028		5.50%, 5/1/2033	84	86
3.50%, 10/1/2047	5,772	5,775		5.50%, 7/1/2033	658	726
3.50%, 10/1/2047	4,595	4,568		5.50%, 9/1/2033	324	357
3.88%, 11/1/2033	10	10		5.50%, 2/1/2037	6	7
6 Month LIBOR + 2.26%				5.50%, 12/1/2037	1,014	1,117
4.00%, 1/1/2034	1,446	1,495		5.50%, 3/1/2038	342	375
4.00%, 10/1/2037	7,261	7,476		5.50%, 3/1/2038	235	259
4.00%, 9/1/2040	2,920	2,997		6.00%, 8/1/2018	12	12
4.00%, 2/1/2042	2,372	2,438		6.00%, 12/1/2022	10	11
4.00%, 1/1/2043	2,278	2,346		6.00%, 3/1/2029	43	48
4.00%, 3/1/2043	4,311	4,425		6.00%, 12/1/2031	2	2
				6.00%, 12/1/2031	2	2
				6.00%, 1/1/2032	140	147
				6.00%, 11/1/2032	7	7
				6.00%, 4/1/2033	213	227
				6.00%, 3/1/2034	138	153

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 9/1/2034	$625	$664	5.50%, 3/20/2034	$1,146	$1,257
6.00%, 11/1/2037	11	13	5.50%, 5/20/2035	121	133
6.00%, 2/1/2038	80	89	6.00%, 10/15/2023	73	82
6.00%, 3/1/2038	54	60	6.00%, 11/15/2023	12	14
6.00%, 8/1/2038	535	598	6.00%, 11/15/2023	28	31
6.00%, 4/1/2039	736	835	6.00%, 12/15/2023	8	8
6.50%, 9/1/2024	161	179	6.00%, 3/15/2024	12	13
6.50%, 8/1/2028	20	22	6.00%, 4/20/2026	40	44
6.50%, 12/1/2028	36	40	6.00%, 10/20/2028	5	6
6.50%, 2/1/2029	20	22	6.00%, 2/20/2029	68	76
6.50%, 3/1/2029	27	30	6.00%, 9/15/2032	63	71
6.50%, 4/1/2029	24	26	6.00%, 2/15/2033	18	20
6.50%, 6/1/2031	71	79	6.00%, 7/20/2033	906	1,018
6.50%, 6/1/2031	82	90	6.00%, 8/15/2038	68	76
6.50%, 6/1/2031	65	73	6.50%, 9/15/2023	16	18
6.50%, 12/1/2031	2	2	6.50%, 9/15/2023	10	11
6.50%, 1/1/2032	31	35	6.50%, 9/15/2023	4	4
6.50%, 4/1/2032	20	23	6.50%, 10/15/2023	14	15
6.50%, 4/1/2032	205	228	6.50%, 12/15/2023	9	10
6.50%, 8/1/2032	108	120	6.50%, 12/15/2023	13	15
6.50%, 11/1/2032	103	108	6.50%, 12/15/2023	4	4
6.50%, 11/1/2032	375	405	6.50%, 12/15/2023	15	16
6.50%, 2/1/2033	149	166	6.50%, 1/15/2024	4	4
6.50%, 4/1/2036	5	6	6.50%, 1/15/2024	23	26
6.50%, 8/1/2036	83	93	6.50%, 1/15/2024	5	6
6.50%, 8/1/2036	51	56	6.50%, 1/15/2024	4	4
6.50%, 10/1/2036	36	40	6.50%, 1/15/2024	11	12
6.50%, 11/1/2036	28	31	6.50%, 1/15/2024	2	2
6.50%, 7/1/2037	18	21	6.50%, 3/15/2024	12	14
6.50%, 7/1/2037	33	37	6.50%, 4/15/2024	9	11
6.50%, 8/1/2037	402	449	6.50%, 4/20/2024	6	6
6.50%, 8/1/2037	38	43	6.50%, 7/15/2024	25	28
6.50%, 2/1/2038	31	35	6.50%, 1/15/2026	5	6
6.50%, 5/1/2038	5	5	6.50%, 3/15/2026	8	9
7.00%, 5/1/2022	8	8	6.50%, 7/20/2026	2	2
7.00%, 8/1/2028	61	67	6.50%, 10/20/2028	7	8
7.00%, 12/1/2028	61	67	6.50%, 3/20/2031	59	67
7.00%, 7/1/2029	65	73	6.50%, 4/20/2031	48	54
7.00%, 11/1/2031	152	164	6.50%, 7/15/2031	1	1
7.00%, 7/1/2032	133	144	6.50%, 10/15/2031	10	12
7.50%, 12/1/2024	84	89	6.50%, 7/15/2032	3	3
7.50%, 7/1/2029	12	12	6.50%, 5/20/2034	547	616
7.50%, 2/1/2030	69	73	6.80%, 4/20/2025	30	30
7.50%, 1/1/2031	1	1	7.00%, 11/15/2022	3	3
7.50%, 8/1/2032	9	10	7.00%, 12/15/2022	23	24
8.50%, 9/1/2025	1	1	7.00%, 1/15/2023	12	12
9.00%, 9/1/2030	11	11	7.00%, 1/15/2023	5	5
		$626,166	7.00%, 1/15/2023	2	2
Government National Mortgage Association (GNMA) - 7.77%			7.00%, 2/15/2023	16	16
3.00%, 11/15/2042	7,346	7,200	7.00%, 7/15/2023	6	6
3.00%, 11/15/2042	5,154	5,058	7.00%, 7/15/2023	9	10
3.00%, 12/15/2042	5,142	5,055	7.00%, 7/15/2023	6	6
3.00%, 2/15/2043	5,766	5,652	7.00%, 8/15/2023	12	13
3.00%, 9/20/2046	7,827	7,659	7.00%, 10/15/2023	3	3
3.00%, 11/20/2046	5,400	5,277	7.00%, 12/15/2023	6	7
3.50%, 8/20/2042	5,113	5,134	7.00%, 12/15/2023	11	12
3.50%, 5/15/2043	8,697	8,755	7.00%, 1/15/2026	9	9
3.50%, 6/20/2043	5,857	5,891	7.00%, 1/15/2027	12	12
3.50%, 8/15/2043	6,925	6,965	7.00%, 10/15/2027	1	1
3.50%, 4/20/2045	5,428	5,445	7.00%, 10/15/2027	1	1
3.50%, 9/20/2045	7,687	7,717	7.00%, 10/15/2027	8	8
3.50%, 2/20/2047	2,460	2,465	7.00%, 12/15/2027	4	4
3.50%, 5/20/2047	7,103	7,164	7.00%, 12/15/2027	1	2
4.00%, 8/15/2041	4,508	4,676	7.00%, 2/15/2028	1	1
4.00%, 9/15/2041	7,248	7,526	7.00%, 4/15/2028	2	2
4.00%, 3/15/2044	4,629	4,815	7.00%, 6/15/2028	101	109
4.00%, 10/20/2044	4,318	4,448	7.00%, 12/15/2028	61	65
5.00%, 2/15/2034	136	146	7.00%, 1/15/2029	44	47
5.00%, 10/15/2039	2,901	3,117	7.00%, 3/15/2029	23	23
5.50%, 7/20/2033	1,131	1,241	7.00%, 4/15/2029	158	169
			7.00%, 4/15/2029	10	10
			7.00%, 5/15/2031	7	7

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(h) Security is a Principal Only Strip.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)

7.00%, 7/15/2031	$1	$1	Portfolio Summary (unaudited)
7.00%, 9/15/2031	1	1	Sector	Percent
7.50%, 12/15/2021	12	12
7.50%, 2/15/2022	4	4	Mortgage Securities	92.74%
7.50%, 3/15/2022	5	5	Government	4.95%
7.50%, 4/15/2022	2	2	Asset Backed Securities	1.27%
7.50%, 4/15/2022	16	16	Investment Companies	1.22%
7.50%, 8/15/2022	1	1	Other Assets and Liabilities	(0.18)%
7.50%, 8/15/2022	10	10	TOTAL NET ASSETS	100.00%
7.50%, 8/15/2022	2	2
7.50%, 2/15/2023	6	6
7.50%, 5/15/2023	1	1
7.50%, 5/15/2023	6	6
7.50%, 6/15/2023	10	10
7.50%, 11/15/2023	5	5
7.50%, 3/15/2024	10	10
7.50%, 8/15/2024	1	1
7.50%, 5/15/2027	14	14
7.50%, 5/15/2027	5	5
7.50%, 6/15/2027	9	9
7.50%, 8/15/2029	33	37
7.50%, 10/15/2029	16	16
7.50%, 11/15/2029	44	45
8.00%, 2/15/2022	13	14
8.00%, 4/15/2022	3	3
8.00%, 12/15/2030	5	6
9.00%, 11/15/2021	20	21
9.50%, 9/20/2018	2	2
9.50%, 8/15/2021	15	15
		$116,138
U.S. Treasury - 4.52%
2.00%, 2/15/2025	3,700	3,496
2.13%, 12/31/2022	4,920	4,780
3.13%, 5/15/2021	18,000	18,247
4.25%, 11/15/2040	8,710	10,410
4.50%, 2/15/2036	6,000	7,261
5.25%, 11/15/2028	9,600	11,601
6.25%, 8/15/2023	10,100	11,807
		$67,602
U.S. Treasury Strip - 0.43%
0.00%, 5/15/2020(g),(h)	6,800	6,475

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,037,923
Total Investments		$1,498,475
Other Assets and Liabilities - (0.18)%		$(2,740)
TOTAL NET ASSETS - 100.00%		$1,495,735

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,474 or 4.71% of net assets.
(f)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,842 or 0.32% of net assets.
(g)	Non-income producing security

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$146,871	$128,591		$18,280
		$—		$146,871	$128,591		$18,280

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$78		$—			$—	$—
	$78		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

COMMON STOCKS - 1.01%	Shares Held	Value (000's)		Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Ogden Corp (a),(b),(c)	5,000,000	$—	Banks (continued)
			CIT Group Inc
Oil & Gas - 1.01%			5.00%, 8/15/2022	$8,500	$8,691
Chaparral Energy Inc - A Shares (a),(d)	810,093	15,189	5.25%, 3/7/2025	1,270	1,297
Chaparral Energy Inc - A Shares (a),(c),(d)	6,193	116	5.80%, 12/31/2049(j),(k)	4,515	4,493
Chaparral Energy Inc - B Shares (a),(c),(d)	170,356	3,194	3 Month LIBOR + 3.97%
Patterson-UTI Energy Inc	691,815	14,819	6.13%, 3/9/2028	2,540	2,629
		$33,318	ING Groep NV
Telecommunications - 0.00%			6.00%, 12/31/2049(j),(k)	8,430	8,609
Goodman Networks Inc (a),(b),(c),(d)	250,990	—	USSW5 Index Spread + 4.45%
			JPMorgan Chase & Co
TOTAL COMMON STOCKS		$33,318	4.62%, 12/31/2049(j),(k)	17,995	16,870
INVESTMENT COMPANIES - 3.33%	Shares Held	Value (000's)	3 Month LIBOR + 2.58%
Money Market Funds - 3.33%					$51,835
Principal Government Money Market Fund	109,791,963	109,792	Building Materials - 1.67%
1.55%(e),(f)			BMC East LLC
			5.50%, 10/1/2024(g)	9,540	9,457
TOTAL INVESTMENT COMPANIES		$109,792	Boise Cascade Co
			5.63%, 9/1/2024(g)	8,655	8,763
PREFERRED STOCKS - 0.22%	Shares Held	Value (000's)
Agriculture - 0.21%			Cemex SAB de CV
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	11,469,815	$6,767	5.70%, 1/11/2025(g)	7,625	7,716
			6.13%, 5/5/2025(g)	4,000	4,140
Telecommunications - 0.01%			Jeld-Wen Inc
Goodman Networks Inc 0.00% (a),(b),(c),(d)	298,619	373	4.63%, 12/15/2025(g)	4,030	3,859
			4.88%, 12/15/2027(g)	2,465	2,323
TOTAL PREFERRED STOCKS		$7,140	Norbord Inc
			5.38%, 12/1/2020(g)	10,175	10,506

	Principal		Standard Industries Inc/NJ
BONDS - 87.53%	Amount (000's) Value (000's)		4.75%, 1/15/2028 (g)	8,820	8,225
Aerospace & Defense - 0.85%
Air 2 US					$54,989
8.63%, 10/1/2020(g)	$1,284	$1,292	Chemicals - 2.80%
BBA US Holdings Inc			Aruba Investments Inc
			8.75%, 2/15/2023(g)	11,725	12,194
5.38%, 5/1/2026(g)	2,890	2,906
Triumph Group Inc			Blue Cube Spinco Inc
7.75%, 8/15/2025	23,190	23,770	9.75%, 10/15/2023	5,350	6,153
		$27,968	CF Industries Inc
			5.15%, 3/15/2034	13,265	12,121
Agriculture - 0.46%			Consolidated Energy Finance SA
Pinnacle Operating Corp			6.75%, 10/15/2019(g)	8,753	8,915
9.00%, 5/15/2023(g)	16,469	15,234
			6.88%, 6/15/2025(g)	20,910	21,746
			GCP Applied Technologies Inc
Airlines - 0.10%			5.50%, 4/15/2026(g)	11,130	11,074

American Airlines 2015-1 Class B Pass			NOVA Chemicals Corp
Through Trust			5.25%, 6/1/2027 (g)	10,415	10,025
3.70%, 11/1/2024	2,139	2,094
US Airways 2001-1G Pass Through Trust			Olin Corp
7.08%, 9/20/2022	994	1,058	5.00%, 2/1/2030	2,165	2,062
			Platform Specialty Products Corp
		$3,152	5.88%, 12/1/2025(g)	6,305	6,147
Automobile Manufacturers - 1.41%			6.50%, 2/1/2022(g)	1,980	2,030
Jaguar Land Rover Automotive PLC					$92,467
3.50%, 3/15/2020(g)	7,400	7,387
4.50%, 10/1/2027(g)	7,565	6,809	Coal - 0.27%

Mclaren Finance PLC			Alliance Resource Operating Partners LP /
5.75%, 8/1/2022 (g)	3,010	3,010	Alliance Resource Finance Corp
			7.50%, 5/1/2025(g)	8,415	8,867
Navistar International Corp
6.63%, 11/1/2025(g)	28,228	29,287
			Commercial Services - 1.61%
		$46,493	Ahern Rentals Inc
Automobile Parts & Equipment - 1.24%			7.38%, 5/15/2023(g)	16,595	16,014
Allison Transmission Inc
4.75%, 10/1/2027(g)	1,575	1,483	Garda World Security Corp
			8.75%, 5/15/2025(g)	14,630	15,284
5.00%, 10/1/2024(g)	7,180	7,052
			TMS International Corp
American Axle & Manufacturing Inc			7.25%, 8/15/2025(g)	9,950	10,298
6.25%, 4/1/2025	19,180	19,174	United Rentals North America Inc
Dana Financing Luxembourg Sarl			4.63%, 10/15/2025	6,135	5,951
6.50%, 6/1/2026(g)	1,680	1,743
			4.88%, 1/15/2028	2,815	2,667
Dana Inc			5.88%, 9/15/2026	2,720	2,836
5.50%, 12/15/2024	8,530	8,679			$53,050
IHO Verwaltungs GmbH
4.75%, PIK 0.00%, 9/15/2026(g),(h),(i)	2,985	2,858	Computers - 1.14%
			Dell International LLC / EMC Corp
		$40,989	7.13%, 6/15/2024(g)	29,550	31,471
Banks - 1.57%			West Corp
Barclays PLC			8.50%, 10/15/2025(g)	6,240	6,021
4.84%, 5/9/2028	9,515	9,246			$37,492

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Consumer Products - 0.57%			Entertainment (continued)
ACCO Brands Corp			GLP Capital LP / GLP Financing II Inc
5.25%, 12/15/2024 (g)	$8,985	$8,985	4.38%, 4/15/2021	$1,668	$1,681
Prestige Brands Inc			5.38%, 4/15/2026	9,775	9,848
6.38%, 3/1/2024(g)	9,095	9,141	International Game Technology PLC
Spectrum Brands Inc			6.50%, 2/15/2025(g)	10,030	10,694
5.75%, 7/15/2025	760	759	Scientific Games International Inc
		$18,885	5.00%, 10/15/2025(g)	8,485	8,196
Distribution & Wholesale - 0.89%			10.00%, 12/1/2022	4,100	4,419
American Builders & Contractors Supply Co			WMG Acquisition Corp
Inc			4.88%, 11/1/2024(g)	4,270	4,185
5.75%, 12/15/2023 (g)	5,550	5,722	5.00%, 8/1/2023(g)	5,810	5,774
Global Partners LP / GLP Finance Corp			5.50%, 4/15/2026(g)	3,205	3,221
7.00%, 6/15/2023	10,170	10,271			$91,508
H&E Equipment Services Inc			Food - 2.49%
5.63%, 9/1/2025	13,145	13,211	BI-LO LLC / BI-LO Finance Corp
		$29,204	9.25%, 2/15/2019(g)	12,480	12,496
Diversified Financial Services - 3.79%			Ingles Markets Inc
Ally Financial Inc			5.75%, 6/15/2023	15,890	15,850
5.75%, 11/20/2025	39,290	40,616	JBS USA LUX SA / JBS USA Finance Inc
Credit Acceptance Corp			5.75%, 6/15/2025(g)	5,340	5,018
6.13%, 2/15/2021	12,090	12,151	7.25%, 6/1/2021(g)	9,163	9,232
7.38%, 3/15/2023	8,140	8,506	Lamb Weston Holdings Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1			4.63%, 11/1/2024(g)	1,800	1,784
Class B Pass Through Trust			4.88%, 11/1/2026(g)	6,795	6,736
6.50%, 5/30/2021(g)	1,351	1,372	Post Holdings Inc
E*TRADE Financial Corp			5.00%, 8/15/2026(g)	18,185	17,048
5.30%, 12/31/2049 (j),(k)	17,600	17,193	5.75%, 3/1/2027(g)	4,490	4,396
3 Month LIBOR + 3.16%			TreeHouse Foods Inc
Lions Gate Capital Holdings LLC			6.00%, 2/15/2024(g)	9,730	9,681
5.88%, 11/1/2024(g)	8,635	8,840			$82,241
Navient Corp			Forest Products & Paper - 0.19%
6.13%, 3/25/2024	12,725	12,741	Sappi Papier Holding GmbH
6.63%, 7/26/2021	4,245	4,410	7.50%, 6/15/2032(g)	5,985	6,419
Springleaf Finance Corp
6.88%, 3/15/2025	10,760	10,868	Gas - 0.51%
Vantiv LLC / Vantiv Issuer Corp			NGL Energy Partners LP / NGL Energy
4.38%, 11/15/2025 (g)	8,780	8,385	Finance Corp
		$125,082	6.88%, 10/15/2021	725	726
Electric - 1.35%			7.50%, 11/1/2023	16,082	16,042
Elwood Energy LLC					$16,768
8.16%, 7/5/2026	6,052	6,718	Healthcare - Products - 1.09%
Indiantown Cogeneration LP			DJO Finance LLC / DJO Finance Corp
9.77%, 12/15/2020	1,449	1,564	8.13%, 6/15/2021(g)	9,190	9,201
NRG Energy Inc			Kinetic Concepts Inc / KCI USA Inc
5.75%, 1/15/2028(g)	5,930	5,871	7.88%, 2/15/2021(g)	9,455	9,799
6.25%, 5/1/2024	6,760	6,988	Universal Hospital Services Inc
6.63%, 1/15/2027	1,960	2,016	7.63%, 8/15/2020	16,905	17,032
7.25%, 5/15/2026	8,070	8,606			$36,032
Vistra Energy Corp			Healthcare - Services - 4.01%
7.38%, 11/1/2022	10,270	10,822	Centene Corp
8.13%, 1/30/2026(g)	1,840	2,017	4.75%, 5/15/2022	2,695	2,722
		$44,602	6.13%, 2/15/2024	9,525	9,977
Engineering & Construction - 0.64%			HCA Inc
MasTec Inc			4.50%, 2/15/2027	1,680	1,609
4.88%, 3/15/2023	8,705	8,642	4.75%, 5/1/2023	21,400	21,559
Pisces Midco Inc			5.00%, 3/15/2024	17,315	17,510
8.00%, 4/15/2026(g)	3,295	3,296	5.25%, 4/15/2025	3,915	3,964
Tutor Perini Corp			5.25%, 6/15/2026	3,825	3,844
6.88%, 5/1/2025(g)	9,090	9,315	5.88%, 3/15/2022	2,165	2,281
		$21,253	MPH Acquisition Holdings LLC
Entertainment - 2.77%			7.13%, 6/1/2024(g)	9,727	9,922
Boyne USA Inc			Polaris Intermediate Corp
7.25%, 5/1/2025(g)	3,725	3,847	8.50%, PIK 9.25%, 12/1/2022(g),(h),(i)	15,050	15,276
Caesars Resort Collection LLC / CRC Finco			Tenet Healthcare Corp
Inc			4.63%, 7/15/2024(g)	13,860	13,376
5.25%, 10/15/2025 (g)	18,190	17,371	7.50%, 1/1/2022(g)	3,920	4,131
CCM Merger Inc			8.13%, 4/1/2022	8,730	9,090
6.00%, 3/15/2022(g)	11,290	11,488	WellCare Health Plans Inc
Eldorado Resorts Inc			5.25%, 4/1/2025	17,140	17,227
6.00%, 4/1/2025	3,340	3,311			$132,488
7.00%, 8/1/2023	7,075	7,473

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Home Builders - 1.63%			Machinery - Diversified - 0.45%
Century Communities Inc			Apergy Corp
5.88%, 7/15/2025	$18,005	$17,127	6.38%, 5/1/2026(g),(l)	$1,655	$1,680
Lennar Corp			Cloud Crane LLC
4.50%, 4/30/2024	4,537	4,423	10.13%, 8/1/2024(g)	12,195	13,262
4.75%, 11/15/2022	7,561	7,569			$14,942
4.88%, 12/15/2023	5,060	5,073	Media - 8.11%
Taylor Morrison Communities Inc / Taylor			Altice Financing SA
Morrison Holdings II Inc			6.63%, 2/15/2023(g)	15,100	15,100
5.63%, 3/1/2024(g)	8,520	8,520	Altice France SA/France
Williams Scotsman International Inc			6.00%, 5/15/2022(g)	13,740	13,542
7.88%, 12/15/2022 (g)	10,795	11,227	Altice Luxembourg SA
		$53,939	7.75%, 5/15/2022(g)	12,260	11,708
Insurance - 3.20%			Altice US Finance I Corp
AssuredPartners Inc			5.50%, 5/15/2026(g)	3,675	3,592
7.00%, 8/15/2025(g)	7,725	7,629	AMC Networks Inc
Catlin Insurance Co Ltd			4.75%, 8/1/2025	11,380	10,811
5.33%, 7/29/2049(g),(j)	12,565	12,487	5.00%, 4/1/2024	5,870	5,738
3 Month LIBOR + 2.98%			CCO Holdings LLC / CCO Holdings Capital
HUB International Ltd			Corp
7.00%, 5/1/2026(g)	3,380	3,384	5.13%, 5/1/2023(g)	39,650	39,836
Liberty Mutual Group Inc			5.13%, 5/1/2027(g)	6,355	5,955
5.03%, 3/7/2067(g)	19,172	18,884	5.50%, 5/1/2026(g)	2,840	2,765
3 Month LIBOR + 2.91%			5.75%, 2/15/2026(g)	1,680	1,667
Voya Financial Inc			CSC Holdings LLC
5.65%, 5/15/2053(k)	50,127	51,079	5.50%, 4/15/2027(g)	3,195	3,067
3 Month LIBOR + 3.58%			6.63%, 10/15/2025(g)	4,225	4,357
XLIT Ltd			10.13%, 1/15/2023 (g)	13,135	14,563
4.81%, 12/31/2049 (j)	12,160	12,145	DISH DBS Corp
3 Month LIBOR + 2.46%			5.88%, 7/15/2022	15,975	14,693
		$105,608	5.88%, 11/15/2024	15,440	13,143
Internet - 0.94%			6.75%, 6/1/2021	16,110	16,030
Netflix Inc			7.75%, 7/1/2026	9,385	8,535
4.38%, 11/15/2026	14,505	13,558	Meredith Corp
Zayo Group LLC / Zayo Capital Inc			6.88%, 2/1/2026(g)	23,720	23,986
6.00%, 4/1/2023	16,915	17,422	Radiate Holdco LLC / Radiate Finance Inc
		$30,980	6.63%, 2/15/2025(g)	5,715	5,301
Iron & Steel - 1.74%			6.88%, 2/15/2023(g)	6,575	6,361
AK Steel Corp			Unitymedia GmbH
6.38%, 10/15/2025	8,995	8,427	6.13%, 1/15/2025(g)	8,940	9,387
7.00%, 3/15/2027	3,840	3,725	Virgin Media Finance PLC
7.50%, 7/15/2023	5,570	5,848	5.75%, 1/15/2025(g)	5,000	4,738
7.63%, 10/1/2021	2,465	2,514	6.00%, 10/15/2024(g)	2,940	2,881
ArcelorMittal			Virgin Media Secured Finance PLC
7.25%, 10/15/2039	20,270	24,020	5.25%, 1/15/2026(g)	3,965	3,777
Cleveland-Cliffs Inc			Ziggo Bond Finance BV
4.88%, 1/15/2024(g)	4,485	4,373	6.00%, 1/15/2027(g)	13,705	12,814
Commercial Metals Co			Ziggo Secured Finance BV
4.88%, 5/15/2023	8,468	8,342	5.50%, 1/15/2027(g)	14,095	13,285
		$57,249			$267,632
Leisure Products & Services - 0.71%			Metal Fabrication & Hardware - 0.08%
Constellation Merger Sub Inc			Park-Ohio Industries Inc
8.50%, 9/15/2025(g)	10,150	9,896	6.63%, 4/15/2027	2,575	2,672
Silversea Cruise Finance Ltd
7.25%, 2/1/2025(g)	12,855	13,598	Mining - 3.36%
		$23,494	Aleris International Inc
Lodging - 1.19%			7.88%, 11/1/2020	6,270	6,176
			9.50%, 4/1/2021(g)	3,280	3,419
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp			Constellium NV
6.75%, 11/15/2021 (g)	13,705	14,150	5.88%, 2/15/2026(g)	5,380	5,299
			6.63%, 3/1/2025(g)	8,550	8,668
MGM Resorts International
6.00%, 3/15/2023	6,510	6,811	First Quantum Minerals Ltd
			7.25%, 5/15/2022(g)	6,934	6,977
6.63%, 12/15/2021	6,290	6,730	7.50%, 4/1/2025(g)	8,440	8,346
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp			FMG Resources August 2006 Pty Ltd
5.25%, 5/15/2027(g)	12,065	11,677	5.13%, 3/15/2023(g)	5,950	5,920
			5.13%, 5/15/2024(g)	3,885	3,836
		$39,368	9.75%, 3/1/2022(g)	1,048	1,155
Machinery - Construction & Mining - 0.32%
BlueLine Rental Finance Corp / BlueLine			Freeport-McMoRan Inc
Rental LLC			4.55%, 11/14/2024	10,150	9,795
9.25%, 3/15/2024(g)	9,860	10,486	6.88%, 2/15/2023	1,845	1,979
			IAMGOLD Corp
			7.00%, 4/15/2025(g)	16,560	16,891

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)			Oil & Gas (continued)
Midwest Vanadium Pty Ltd			Ultra Resources Inc
0.00%, 2/15/2018(a),(g)	$10,465	$6	6.88%, 4/15/2022(g)	$7,440	$5,468
Northwest Acquisitions ULC / Dominion			Unit Corp
Finco Inc			6.63%, 5/15/2021	8,600	8,600
7.13%, 11/1/2022(g)	2,790	2,841	Whiting Petroleum Corp
Taseko Mines Ltd			5.75%, 3/15/2021	8,245	8,441
8.75%, 6/15/2022(g)	11,715	12,125	6.25%, 4/1/2023	7,170	7,376
Teck Resources Ltd			6.63%, 1/15/2026(g)	2,520	2,583
3.75%, 2/1/2023	1,525	1,475	WildHorse Resource Development Corp
6.25%, 7/15/2041	13,000	13,780	6.88%, 2/1/2025	8,995	9,130
8.50%, 6/1/2024(g)	2,085	2,327	6.88%, 2/1/2025(g)	1,540	1,563
		$111,015	WPX Energy Inc
Miscellaneous Manufacturers - 1.06%			5.25%, 9/15/2024	5,950	5,995
Bombardier Inc					$257,742
6.13%, 1/15/2023(g)	3,570	3,592	Oil & Gas Services - 1.20%
7.50%, 12/1/2024(g)	7,175	7,552	Archrock Partners LP / Archrock Partners
7.50%, 3/15/2025(g)	23,035	23,956	Finance Corp
		$35,100	6.00%, 10/1/2022	7,955	7,955
Oil & Gas - 7.81%			PHI Inc
Ascent Resources Utica Holdings LLC / ARU			5.25%, 3/15/2019	10,570	10,147
Finance Corp			USA Compression Partners LP / USA
10.00%, 4/1/2022(g)	12,700	13,653	Compression Finance Corp
Carrizo Oil & Gas Inc			6.88%, 4/1/2026(g)	7,980	8,140
7.50%, 9/15/2020	1,826	1,844	Weatherford International Ltd
8.25%, 7/15/2025	2,610	2,799	4.50%, 4/15/2022	3,855	3,412
Chesapeake Energy Corp			8.25%, 6/15/2023	5,345	5,024
8.00%, 12/15/2022 (g)	5,253	5,568	9.88%, 2/15/2024	4,975	4,788
8.00%, 1/15/2025(g)	3,530	3,422			$39,466
8.00%, 6/15/2027(g)	11,010	10,597	Packaging & Containers - 4.13%
Chesapeake Oil Op/Fin Escrow Shares			ARD Finance SA
0.00%, 11/15/2019 (a),(b),(c)	11,835	—	7.13%, PIK 7.88%, 9/15/2023(h),(i)	8,785	8,983
Continental Resources Inc/OK			ARD Securities Finance SARL
4.50%, 4/15/2023	8,790	8,900	8.75%, PIK 8.75%, 1/31/2023(g),(h),(i)	1,740	1,831
CrownRock LP / CrownRock Finance Inc			Ardagh Packaging Finance PLC / Ardagh
5.63%, 10/15/2025 (g)	9,680	9,559	Holdings USA Inc
Endeavor Energy Resources LP / EER Finance			6.00%, 2/15/2025(g)	16,190	16,372
Inc			BWAY Holding Co
5.50%, 1/30/2026(g)	4,265	4,286	7.25%, 4/15/2025(g)	15,045	15,443
EP Energy LLC / Everest Acquisition Finance			Coveris Holdings SA
Inc			7.88%, 11/1/2019(g)	9,530	9,723
8.00%, 11/29/2024 (g)	7,065	7,312	Crown Americas LLC / Crown Americas
9.38%, 5/1/2024(g)	6,175	4,724	Capital Corp V
Extraction Oil & Gas Inc			4.25%, 9/30/2026	2,000	1,853
7.38%, 5/15/2024(g)	8,405	8,783	Crown Americas LLC / Crown Americas
Gulfport Energy Corp			Capital Corp VI
6.38%, 5/15/2025	8,585	8,239	4.75%, 2/1/2026(g)	8,490	8,193
Halcon Resources Corp			Crown Cork & Seal Co Inc
6.75%, 2/15/2025	7,385	7,376	7.38%, 12/15/2026	16,099	17,910
Hess Infrastructure Partners LP / Hess			Flex Acquisition Co Inc
Infrastructure Partners Finance Corp			6.88%, 1/15/2025(g)	10,770	10,824
5.63%, 2/15/2026(g)	10,520	10,625	OI European Group BV
Jagged Peak Energy LLC			4.00%, 3/15/2023(g)	4,210	4,000
5.88%, 5/1/2026(g),(l)	5,810	5,832	Reynolds Group Issuer Inc / Reynolds Group
MEG Energy Corp			Issuer LLC / Reynolds Group Issuer
6.50%, 1/15/2025(g)	17,445	17,449	(Luxembourg) S.A.
Nabors Industries Inc			5.13%, 7/15/2023(g)	15,260	15,355
5.75%, 2/1/2025(g)	8,415	7,973	5.85%, 7/15/2021(g)	6,620	6,711
Oasis Petroleum Inc			3 Month LIBOR + 3.50%
6.25%, 5/1/2026(c),(g),(l)	6,270	6,270	7.00%, 7/15/2024(g)	1,950	2,030
6.50%, 11/1/2021	3,655	3,746	Signode Industrial Group Lux SA/Signode
6.88%, 3/15/2022	5,645	5,814	Industrial Group US Inc
6.88%, 1/15/2023	11,825	12,136	6.38%, 5/1/2022(g)	16,510	17,037
Sanchez Energy Corp					$136,265
7.25%, 2/15/2023(g)	4,840	4,888	Pharmaceuticals - 1.22%
Seven Generations Energy Ltd			Valeant Pharmaceuticals International
5.38%, 9/30/2025(g)	5,765	5,607	6.75%, 8/15/2021(g)	23,350	23,496
Southwestern Energy Co			7.25%, 7/15/2022(g)	4,855	4,897
7.75%, 10/1/2027	12,445	12,850	Valeant Pharmaceuticals International Inc
Sunoco LP / Sunoco Finance Corp			5.50%, 11/1/2025(g)	5,740	5,711
4.88%, 1/15/2023(g)	10,615	10,450	5.63%, 12/1/2021(g)	6,525	6,313
5.50%, 2/15/2026(g)	8,170	7,884			$40,417

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines - 1.65%			Semiconductors - 0.36%
Antero Midstream Partners LP / Antero			Sensata Technologies UK Financing Co PLC
Midstream Finance Corp			6.25%, 2/15/2026(g)	$11,500	$11,955
5.38%, 9/15/2024	$4,025	$4,005
Cheniere Corpus Christi Holdings LLC			Software - 1.66%
5.13%, 6/30/2027	18,550	18,086	Epicor Software Corp
Energy Transfer Equity LP			10.56%, 6/30/2023 (g)	6,320	6,419
5.88%, 1/15/2024	7,960	8,129	3 Month LIBOR + 8.25%
NuStar Logistics LP			First Data Corp
5.63%, 4/28/2027	10,009	9,481	5.00%, 1/15/2024(g)	20,050	20,200
Summit Midstream Holdings LLC / Summit			IQVIA Inc
Midstream Finance Corp			5.00%, 10/15/2026(g)	17,345	17,107
5.75%, 4/15/2025	8,665	8,266	j2 Cloud Services LLC / j2 Global Co-Obligor
Targa Resources Partners LP / Targa			Inc
Resources Partners Finance Corp			6.00%, 7/15/2025(g)	2,445	2,521
5.88%, 4/15/2026(g)	6,382	6,335	MSCI Inc
		$54,302	5.25%, 11/15/2024(g)	4,845	4,942
Private Equity - 0.58%			5.75%, 8/15/2025(g)	3,315	3,463
Icahn Enterprises LP / Icahn Enterprises					$54,652
Finance Corp			Telecommunications - 6.74%
5.88%, 2/1/2022	7,100	7,180	Frontier Communications Corp
6.25%, 2/1/2022	5,585	5,697	8.50%, 4/1/2026(g)	12,250	11,913
6.38%, 12/15/2025	6,240	6,255	11.00%, 9/15/2025	12,760	9,793
		$19,132	Goodman Networks Inc
Real Estate - 0.25%			8.00%, 5/11/2022	4,557	3,190
Crescent Communities LLC/Crescent			GTT Communications Inc
Ventures Inc			7.88%, 12/31/2024(g)	12,850	13,139
8.88%, 10/15/2021 (g)	7,895	8,290	Intelsat Jackson Holdings SA
			5.50%, 8/1/2023	16,140	13,558
REITs - 1.89%			7.25%, 10/15/2020	8,245	8,049
Equinix Inc			8.00%, 2/15/2024(g)	10,505	11,096
5.38%, 5/15/2027	8,005	8,145	Level 3 Financing Inc
5.88%, 1/15/2026	15,400	15,939	5.13%, 5/1/2023	4,440	4,396
Iron Mountain Inc			5.38%, 1/15/2024	11,395	11,281
4.38%, 6/1/2021(g)	6,430	6,430	Level 3 Parent LLC
5.25%, 3/15/2028(g)	3,115	2,932	5.75%, 12/1/2022	5,470	5,511
Iron Mountain US Holdings Inc			Sprint Capital Corp
5.38%, 6/1/2026(g)	9,655	9,317	8.75%, 3/15/2032	6,340	7,263
iStar Inc			Sprint Communications Inc
5.25%, 9/15/2022	10,095	9,792	6.00%, 11/15/2022	13,755	14,047
MGM Growth Properties Operating			7.00%, 8/15/2020	12,300	12,963
Partnership LP / MGP Finance Co-Issuer Inc			Sprint Corp
5.63%, 5/1/2024	9,715	9,910	7.13%, 6/15/2024	8,840	9,161
		$62,465	7.63%, 3/1/2026	3,110	3,277
Retail - 2.92%			7.88%, 9/15/2023	14,995	16,082
1011778 BC ULC / New Red Finance Inc			Telecom Italia Capital SA
5.00%, 10/15/2025 (g)	19,755	19,008	6.38%, 11/15/2033	3,120	3,391
Claire's Stores Inc			Telecom Italia SpA/Milano
0.00%, 3/15/2019(a),(g)	6,962	4,108	5.30%, 5/30/2024(g)	13,065	13,307
Dollar Tree Inc			T-Mobile USA Inc
5.75%, 3/1/2023	11,904	12,418	4.00%, 4/15/2022	6,740	6,740
Golden Nugget Inc			4.50%, 2/1/2026	3,515	3,383
6.75%, 10/15/2024 (g)	15,595	15,829	5.13%, 4/15/2025	13,770	13,873
IRB Holding Corp			6.00%, 4/15/2024	4,245	4,447
6.75%, 2/15/2026(g)	8,665	8,362	6.50%, 1/15/2024	4,025	4,216
JC Penney Corp Inc			6.50%, 1/15/2026	11,120	11,819
8.63%, 3/15/2025(g)	3,065	2,858	Wind Tre SpA
KFC Holding Co/Pizza Hut Holdings			5.00%, 1/20/2026(g)	7,795	6,543
LLC/Taco Bell of America LLC					$222,438
5.00%, 6/1/2024(g)	9,495	9,495	Textiles - 0.10%
5.25%, 6/1/2026(g)	7,420	7,457	Eagle Intermediate Global Holding BV/Ruyi
L Brands Inc			US Finance LLC
6.88%, 11/1/2035	9,945	9,348	7.50%, 5/1/2025(g),(l)	3,145	3,224
PetSmart Inc
5.88%, 6/1/2025(g)	10,240	7,347	Transportation - 2.07%
		$96,230	Eletson Holdings Inc
Savings & Loans - 0.00%			9.63%, 1/15/2022(g)	17,244	9,484
Washington Mutual Bank / Henderson NV			Navios Maritime Acquisition Corp / Navios
0.00%, 6/15/2011(a),(b),(c)	3,500	—	Acquisition Finance US Inc
0.00%, 1/15/2013(a),(b),(c)	3,000	—	8.13%, 11/15/2021(g)	31,710	25,685
0.00%, 1/15/2015(a),(b),(c)	2,000	—	Navios Maritime Holdings Inc / Navios
3 Month LIBOR + 0.65%			Maritime Finance II US Inc
		$—	7.38%, 1/15/2022(g)	16,245	12,285

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value (000's)	(continued)	Amount (000's)	Value (000's)
Transportation (continued)				Environmental Control - 0.09%
Navios Maritime Holdings Inc / Navios				Filtration Group Corp
Maritime Finance II US Inc (continued)				5.30%, 3/28/2025(m)	$2,965	$2,992
11.25%, 8/15/2022 (g)		$12,760	$12,601	US LIBOR + 3.00%
Navios South American Logistics Inc / Navios
Logistics Finance US Inc				Food - 0.14%
7.25%, 5/1/2022(g)		8,470	8,131	Post Holdings Inc
				3.90%, 5/24/2024(m)	4,764	4,784
			$68,186
Trucking & Leasing - 0.74%				US LIBOR + 2.00%
Avolon Holdings Funding Ltd
5.50%, 1/15/2023(g)		5,190	5,177	Healthcare - Products - 0.15%
DAE Funding LLC				Kinetic Concepts Inc
4.50%, 8/1/2022(g)		5,235	5,039	5.55%, 2/2/2024(m)	4,829	4,858
5.00%, 8/1/2024(g)		11,790	11,363	US LIBOR + 3.25%
Park Aerospace Holdings Ltd
5.50%, 2/15/2024(g)		2,885	2,802	Healthcare - Services - 0.23%
			$24,381	MPH Acquisition Holdings LLC
				5.05%, 6/7/2023(m)	7,671	7,708
TOTAL BONDS			$2,888,648	US LIBOR + 3.00%
	Principal
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value (000's)	Insurance - 0.72%
Food Service - 0.00%				Asurion LLC
Fresh Express Delivery Holding Group Co				4.65%, 11/3/2023(m)	5,203	5,239
Ltd				US LIBOR + 2.75%
0.00%, 11/9/2009(a),(b),(c)	HKD	46,500	—
				7.90%, 8/4/2025(m)	12,380	12,714
0.00%, 10/18/2010 (a),(b),(c)	CNY	245,000	—
				US LIBOR + 6.00%
			$—	Genworth Holdings Inc
TOTAL CONVERTIBLE BONDS			$—	6.40%, 2/28/2023(m)	4,175	4,243
SENIOR FLOATING RATE INTERESTS -	Principal			US LIBOR + 4.50%
7.02%	Amount (000's)		Value (000's)	HUB International Ltd
Aerospace & Defense - 0.15%				0.00%, 4/18/2025(m),(n)	1,610	1,620
TransDigm Inc				US LIBOR + 3.00%
4.71%, 8/22/2024(m)		$4,851	$4,873			$23,816
US LIBOR + 2.50%				Leisure Products & Services - 0.31%
				Alterra Mountain Co
Automobile Manufacturers - 0.17%				4.90%, 7/31/2024(m)	10,160	10,223
Navistar Inc				US LIBOR + 3.00%
5.40%, 11/6/2024(m)		5,500	5,531
US LIBOR + 3.50%				Lodging - 0.05%
				Golden Nugget Inc/NV
Chemicals - 0.26%				4.65%, 10/4/2023(m)	1,767	1,781
Emerald Performance Materials LLC				US LIBOR + 2.75%
9.65%, 8/1/2022(m)		8,475	8,482
US LIBOR + 6.75%				Machinery - Diversified - 0.03%
				Apergy Corp
Commercial Services - 0.12%				0.00%, 4/18/2025(m),(n)	1,055	1,060
Garda World Security Corp/Old				US LIBOR + 2.50%
5.51%, 5/24/2024(m)		4,063	4,104
US LIBOR + 3.50%				Media - 0.42%
				CSC Holdings LLC
Consumer Products - 0.21%				4.40%, 1/12/2026(m)	3,235	3,235
Prestige Brands Inc				US LIBOR + 2.50%
3.90%, 1/26/2024(m)		6,798	6,834
US LIBOR + 2.00%				Univision Communications Inc
				4.65%, 3/15/2024(m)	10,855	10,698
				US LIBOR + 2.75%
Diversified Financial Services - 0.17%						$13,933
Lions Gate Capital Holdings LLC				Oil & Gas - 0.80%
4.15%, 3/24/2025(m)		5,520	5,532
				California Resources Corp
US LIBOR + 2.25%				6.65%, 11/14/2022(m)	7,570	7,724
				US LIBOR + 4.75%
Engineering & Construction - 0.22%				12.27%, 12/31/2021 (m)	10,680	11,988
Pisces Midco Inc				US LIBOR + 10.37%
6.09%, 3/28/2025(m)		7,300	7,364
				Chesapeake Energy Corp
US LIBOR + 3.75%				9.44%, 8/23/2021(m)	6,215	6,572
				US LIBOR + 7.50%
Entertainment - 0.14%						$26,284
CCM Merger Inc
4.65%, 8/6/2021(m)		4,459	4,485	Packaging & Containers - 0.27%
				Caraustar Industries Inc
US LIBOR + 2.75%				7.80%, 3/14/2022(m)	8,748	8,788
				US LIBOR + 5.50%

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(l) Security purchased on a when-issued basis.
(continued)	Amount (000's)	Value (000's)	(m)	Rate information disclosed is based on an average weighted rate as of
REITs - 0.50%			period end.
GEO Group Inc/The			(n)	This Senior Floating Rate Note will settle after April 30, 2018, at which
3.75%, 3/22/2024(m)	$8,727	$8,738	time the interest rate will be determined.
US LIBOR + 2.25%
iStar Inc
4.89%, 10/1/2021(m)	7,742	7,781
US LIBOR + 3.00%			Portfolio Summary (unaudited)
		$16,519	Sector	Percent
Retail - 0.43%			Communications	17.66%
Academy Ltd			Consumer, Cyclical	14.06%
5.93%, 7/1/2022(m)	15,428	12,183	Industrial	12.77%
US LIBOR + 4.00%			Energy	12.74%
IRB Holding Corp			Financial	12.67%
5.19%, 1/17/2025(m)	2,090	2,112	Consumer, Non-cyclical	12.51%
US LIBOR + 3.25%			Basic Materials	8.35%
			Investment Companies	3.33%
		$14,295	Technology	3.16%
Telecommunications - 1.44%			Utilities	1.86%
Avaya Inc			Other Assets and Liabilities	0.89%
6.65%, 11/8/2024(m)	16,090	16,254
US LIBOR + 4.75%			TOTAL NET ASSETS	100.00%
GTT Communications Inc
5.19%, 1/9/2024(m)	3,515	3,512
US LIBOR + 3.25%
Level 3 Parent LLC
4.09%, 2/22/2024(m)	3,140	3,153
US LIBOR + 2.25%
Maxar Technologies Ltd
4.66%, 10/4/2024(m)	20,110	20,127
US LIBOR + 2.75%
West Corp
5.90%, 10/10/2024 (m)	4,596	4,629
US LIBOR + 4.00%
		$47,675
TOTAL SENIOR FLOATING RATE INTERESTS		$231,921
Total Investments		$3,270,819
Other Assets and Liabilities - 0.89%		$29,299
TOTAL NET ASSETS - 100.00%		$3,300,118

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $16,720 or 0.51% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,645,952 or 49.88% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(k)	Rate shown is the rate in effect as of period end. The rate may be based on
a	fixed rate and may convert to a variable rate or floating rate in the future.

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases			Sales		April 30, 2018
			Value	Cost	Proceeds				Value
Principal Government Money Market Fund			$—	$508,176		$398,384			$109,792
			$—	$508,176		$398,384			$109,792

			Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income		on Investments		Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund		$335	$—				$—		$—
		$335	$—				$—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date			Cost		Value	Percent of Net Assets
Chaparral Energy Inc - A Shares			4/6/2017		$74		$116		0.00%
Chaparral Energy Inc - A Shares			4/6/2017		22,119		15,189		0.46%
Chaparral Energy Inc - B Shares			4/6/2017		4,983		3,194		0.10%
Goodman Networks Inc			6/1/2017		—		373		0.01%
Goodman Networks Inc			6/1/2017		—		—		0.00%
Pinnacle Operating Corp			3/9/2017		5,569		6,767		0.21%
Total							$25,639		0.78%
Amounts in thousands.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver			Asset		Liability
Barclays Bank PLC	06/14/2018	EUR	216			$269		$—	$(7)
Barclays Bank PLC	06/14/2018		$3,726	EUR		3,000		$91	$—
Total								$91	$(7)

Amounts in thousands.

See accompanying notes.

Schedule of Investments High Yield Fund I

April 30, 2018 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Sabine Oil & Gas Holdings Inc (a)	239	$11	Agriculture - 0.04%
Sabine Oil & Gas Holdings Inc - Warrants (a)	759	5	Alliance One International Inc
Sabine Oil & Gas Holdings Inc - Warrants (a)	135	1	9.88%, 7/15/2021	$100	$95
		$17	Vector Group Ltd
Retail - 0.00%			6.13%, 2/1/2025(g)	300	297
Neebo, Inc - Warrants (a),(b)	3,508	—			$392
Neebo, Inc - Warrants (a),(b)	7,519	—	Airlines - 0.14%
		$—	Air Canada
Telecommunications - 0.00%			7.75%, 4/15/2021(g)	250	273
Goodman Networks Inc (a),(b),(c),(d)	15,207	—	American Airlines Group Inc
			4.63%, 3/1/2020(g)	150	151
Transportation - 0.00%			5.50%, 10/1/2019(g)	350	356
Gener8 Maritime Inc (a)	24	—	UAL 2007-1 Pass Through Trust
			6.64%, 1/2/2024	242	256
TOTAL COMMON STOCKS		$17	United Continental Holdings Inc
INVESTMENT COMPANIES - 1.55%	Shares Held	Value (000's)	5.00%, 2/1/2024	3	3
Money Market Funds - 1.55%			Virgin Australia Holdings Ltd
			7.88%, 10/15/2021(g)	200	202
Principal Government Money Market Fund	17,236,113	17,236	8.50%, 11/15/2019(g)	300	306
1.55%(e),(f)
					$1,547
TOTAL INVESTMENT COMPANIES		$17,236	Apparel - 0.06%
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)	Hanesbrands Inc
			4.63%, 5/15/2024(g)	100	96
Telecommunications - 0.00%			4.88%, 5/15/2026(g)	285	274
Goodman Networks Inc 0.00% (a),(b),(c),(d)	18,092	$23
			Levi Strauss & Co
			5.00%, 5/1/2025	150	151
TOTAL PREFERRED STOCKS		$23	Under Armour Inc
	Principal		3.25%, 6/15/2026	100	89
BONDS - 86.59%	Amount (000's)	Value (000's)	Wolverine World Wide Inc
Advertising - 0.48%			5.00%, 9/1/2026(g)	80	76
Acosta Inc					$686
7.75%, 10/1/2022(g)	$1,950	$1,160
Lamar Media Corp			Automobile Manufacturers - 0.38%
			Aston Martin Capital Holdings Ltd
5.00%, 5/1/2023	435	439	6.50%, 4/15/2022(g)	225	234
5.38%, 1/15/2024	181	185	BCD Acquisition Inc
5.75%, 2/1/2026	634	656	9.63%, 9/15/2023(g)	848	920
MDC Partners Inc
6.50%, 5/1/2024(g)	2,055	2,021	Fiat Chrysler Automobiles NV
			4.50%, 4/15/2020	150	152
Outfront Media Capital LLC / Outfront Media			5.25%, 4/15/2023	817	849
Capital Corp			General Motors Co
5.25%, 2/15/2022	100	102	0.00%, 12/1/2020(a),(b),(c),(d)	25	—
5.63%, 2/15/2024	125	126	0.00%, 12/1/2020(a),(b),(c),(d)	50	—
5.88%, 3/15/2025	695	712	0.00%, 7/15/2023(a),(b),(c),(d)	1,000	—
		$5,401	0.00%, 9/1/2025(a),(b),(c),(d)	700	—
Aerospace & Defense - 1.08%			0.00%, 5/1/2028(a),(b),(c),(d)	150	—
Arconic Inc			0.00%, 3/6/2032(a),(b),(c),(d)	75	—
5.13%, 10/1/2024	655	665	0.00%, 7/15/2033(a),(b),(c),(d)	100	—
5.40%, 4/15/2021	285	294	0.00%, 7/15/2033(a),(b),(c),(d)	5,050	—
5.87%, 2/23/2022	208	218	0.00%, 3/15/2036(a),(b),(c),(d)	725	—
5.90%, 2/1/2027	129	133	Jaguar Land Rover Automotive PLC
5.95%, 2/1/2037	232	234	4.25%, 11/15/2019(g)	250	252
6.15%, 8/15/2020	50	52	4.50%, 10/1/2027(g)	500	450
6.75%, 1/15/2028	816	886	Tesla Inc
BBA US Holdings Inc			5.30%, 8/15/2025(g)	1,355	1,199
5.38%, 5/1/2026(g)	605	608
			Wabash National Corp
KLX Inc			5.50%, 10/1/2025(g)	192	187
5.88%, 12/1/2022(g)	425	444
					$4,243
Orbital ATK Inc			Automobile Parts & Equipment - 0.50%
5.25%, 10/1/2021	241	246	Adient Global Holdings Ltd
5.50%, 10/1/2023	170	178	4.88%, 8/15/2026(g)	100	93
Pioneer Holdings LLC / Pioneer Finance			Allison Transmission Inc
Corp			5.00%, 10/1/2024(g)	100	98
9.00%, 11/1/2022(g)	100	103
			American Axle & Manufacturing Inc
TransDigm Inc			6.25%, 4/1/2025	198	198
5.50%, 10/15/2020	100	100	6.50%, 4/1/2027	602	599
6.00%, 7/15/2022	878	889	6.63%, 10/15/2022	163	169
6.38%, 6/15/2026	5,543	5,571	Cooper-Standard Automotive Inc
6.50%, 7/15/2024	451	459	5.63%, 11/15/2026(g)	436	433
6.50%, 5/15/2025	404	411	Dana Financing Luxembourg Sarl
Triumph Group Inc			5.75%, 4/15/2025(g)	445	452
4.88%, 4/1/2021	500	485	Delphi Technologies PLC
7.75%, 8/15/2025	100	102	5.00%, 10/1/2025(g)	100	96
		$12,078

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Parts & Equipment (continued)			Building Materials (continued)
Goodyear Tire & Rubber Co/The			Omnimax International Inc
4.88%, 3/15/2027	$655	$613	12.00%, 8/15/2020 (g)	$100	$106
5.00%, 5/31/2026	500	476	Standard Industries Inc/NJ
5.13%, 11/15/2023	350	348	5.00%, 2/15/2027(g)	100	96
IHO Verwaltungs GmbH			5.38%, 11/15/2024(g)	600	608
4.50%, PIK 0.00%, 9/15/2023(g),(h),(i)	860	845	5.50%, 2/15/2023(g)	100	103
Tenneco Inc			6.00%, 10/15/2025(g)	565	586
5.00%, 7/15/2026	100	94	Summit Materials LLC / Summit Materials
5.38%, 12/15/2024	265	260	Finance Corp
ZF North America Capital Inc			5.13%, 6/1/2025(g)	198	192
4.00%, 4/29/2020(g)	749	755	6.13%, 7/15/2023	220	225
		$5,529	US Concrete Inc
Banks - 1.05%			6.38%, 6/1/2024	669	692
Barclays PLC			USG Corp
4.38%, 9/11/2024	400	390	4.88%, 6/1/2027(g)	500	500
4.84%, 5/9/2028	800	777	5.50%, 3/1/2025(g)	435	455
5.20%, 5/12/2026	800	800			$4,392
CIT Group Inc			Chemicals - 2.71%
3.88%, 2/19/2019	758	761	Ashland LLC
4.13%, 3/9/2021	205	205	4.75%, 8/15/2022	100	101
5.00%, 8/15/2022	1,115	1,140	Axalta Coating Systems LLC
5.38%, 5/15/2020	523	540	4.88%, 8/15/2024(g)	380	383
Credit Agricole SA			Blue Cube Spinco Inc
8.38%, 12/31/2049 (g),(j),(k)	400	425	9.75%, 10/15/2023	100	115
3 Month LIBOR + 6.98%			10.00%, 10/15/2025	313	367
Deutsche Bank AG			CF Industries Inc
4.30%, 5/24/2028(k)	500	477	5.15%, 3/15/2034	687	628
USSW5 Index Spread + 2.25%			5.38%, 3/15/2044	555	486
4.50%, 4/1/2025	500	485	7.13%, 5/1/2020	47	50
Dresdner Funding Trust I			Chemours Co/The
8.15%, 6/30/2031(g)	400	509	5.38%, 5/15/2027	492	487
Intesa Sanpaolo SpA			6.63%, 5/15/2023	100	105
5.71%, 1/15/2026(g)	900	903	7.00%, 5/15/2025	550	592
Royal Bank of Scotland Group PLC			Consolidated Energy Finance SA
5.13%, 5/28/2024	500	508	6.75%, 10/15/2019(g)	250	255
6.00%, 12/19/2023	774	822	6.88%, 6/15/2025(g)	250	260
6.10%, 6/10/2023	100	106	Cornerstone Chemical Co
6.13%, 12/15/2022	1,706	1,809	6.75%, 8/15/2024(g)	4,934	4,885
7.65%, 8/29/2049(j),(k)	300	377	HB Fuller Co
3 Month LIBOR + 2.50%			4.00%, 2/15/2027	350	320
Standard Chartered PLC			Hexion Inc
7.01%, 7/29/2049(g),(j),(k)	500	564	6.63%, 4/15/2020	8,510	7,988
3 Month LIBOR + 1.46%			10.38%, 2/1/2022(g)	250	243
UniCredit SpA			10.00%, 4/15/2020	2,020	1,995
5.86%, 6/19/2032(g),(k)	100	100	Huntsman International LLC
USD ICE SWAP Rate NY 5 + 3.70%			4.88%, 11/15/2020	300	306
		$11,698	INEOS Group Holdings SA
Beverages - 0.06%			5.63%, 8/1/2024(g)	300	303
Ajecorp BV			Momentive Performance Materials Inc
6.50%, 5/14/2022(g)	200	180	3.88%, 10/24/2021	345	364
Cott Holdings Inc			NOVA Chemicals Corp
5.50%, 4/1/2025(g)	480	476	4.88%, 6/1/2024(g)	1,335	1,292
		$656	5.00%, 5/1/2025(g)	785	756
Biotechnology - 0.05%			5.25%, 8/1/2023(g)	695	695
Concordia International Corp			5.25%, 6/1/2027(g)	680	654
9.00%, 4/1/2022(g)	187	170	Olin Corp
Sotera Health Topco Inc			5.13%, 9/15/2027	507	497
8.13%, PIK 8.88%, 11/1/2021(g),(h),(i)	400	403	Perstorp Holding AB
			8.50%, 6/30/2021(g)	225	236
		$573	11.00%, 9/30/2021 (g)	200	216
Building Materials - 0.39%
Atrium Windows & Doors Inc			Platform Specialty Products Corp
7.75%, 5/1/2019(g)	100	100	6.50%, 2/1/2022(g)	700	717
Builders FirstSource Inc			PolyOne Corp
5.63%, 9/1/2024(g)	100	99	5.25%, 3/15/2023	724	741
CPG Merger Sub LLC			PQ Corp
8.00%, 10/1/2021(g)	100	102	6.75%, 11/15/2022(g)	100	106
Griffon Corp			Rain CII Carbon LLC / CII Carbon Corp
			7.25%, 4/1/2025(g)	100	103
5.25%, 3/1/2022	150	150
Jeld-Wen Inc			Rayonier AM Products Inc
4.88%, 12/15/2027 (g)	160	151	5.50%, 6/1/2024(g)	100	97
Masonite International Corp
5.63%, 3/15/2023(g)	220	227

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)			Commercial Services (continued)
SPCM SA			Hertz Corp/The (continued)
4.88%, 9/15/2025(g)	$100	$97	7.38%, 1/15/2021	$800	$792
TPC Group Inc			7.63%, 6/1/2022(g)	425	433
8.75%, 12/15/2020 (g)	550	547	IHS Markit Ltd
Trinseo Materials Operating SCA / Trinseo			5.00%, 11/1/2022(g)	1,467	1,518
Materials Finance Inc			Jaguar Holding Co II / Pharmaceutical Product
5.38%, 9/1/2025(g)	343	338	Development LLC
Tronox Finance PLC			6.38%, 8/1/2023(g)	565	572
5.75%, 10/1/2025(g)	350	340	Laureate Education Inc
Tronox Inc			8.25%, 5/1/2025(g)	100	108
6.50%, 4/15/2026(g)	600	595	Midas Intermediate Holdco II LLC / Midas
Valvoline Inc			Intermediate Holdco II Finance Inc
4.38%, 8/15/2025	323	310	7.88%, 10/1/2022(g)	6,570	6,520
Versum Materials Inc			Monitronics International Inc
5.50%, 9/30/2024(g)	360	368	9.13%, 4/1/2020	150	106
WR Grace & Co-Conn			Nielsen Co Luxembourg SARL/The
5.13%, 10/1/2021(g)	945	971	5.50%, 10/1/2021(g)	665	675
5.63%, 10/1/2024(g)	230	237	Nielsen Finance LLC / Nielsen Finance Co
		$30,146	4.50%, 10/1/2020	1,015	1,016
Coal - 0.86%			5.00%, 4/15/2022(g)	3,672	3,700
Cloud Peak Energy Resources LLC / Cloud			Prime Security Services Borrower LLC /
Peak Energy Finance Corp			Prime Finance Inc
12.00%, 11/1/2021	194	196	9.25%, 5/15/2023(g)	1,737	1,863
Foresight Energy LLC / Foresight Energy			Rent-A-Center Inc/TX
Finance Corp			6.63%, 11/15/2020	200	191
11.50%, 4/1/2023(g)	10,410	8,796	Ritchie Bros Auctioneers Inc
Peabody Energy Corp			5.38%, 1/15/2025(g)	100	100
6.00%, 3/31/2022(g)	261	268	RR Donnelley & Sons Co
6.38%, 3/31/2025(g)	175	182	6.00%, 4/1/2024	273	266
SunCoke Energy Partners LP / SunCoke			6.50%, 11/15/2023	267	270
Energy Partners Finance Corp			7.63%, 6/15/2020	1,116	1,170
7.50%, 6/15/2025(g)	100	103	7.88%, 3/15/2021	865	904
		$9,545	Service Corp International/US
Commercial Services - 3.74%			5.38%, 1/15/2022	1,020	1,038
ADT Corp/The			5.38%, 5/15/2024	1,970	2,025
3.50%, 7/15/2022	200	187	8.00%, 11/15/2021	370	416
4.13%, 6/15/2023	1,000	936	ServiceMaster Co LLC/The
4.88%, 7/15/2032(g)	875	724	5.13%, 11/15/2024(g)	265	258
6.25%, 10/15/2021	100	104	Team Health Holdings Inc
Ahern Rentals Inc			6.38%, 2/1/2025(g)	2,844	2,474
7.38%, 5/15/2023(g)	100	97	United Rentals North America Inc
AMN Healthcare Inc			4.63%, 7/15/2023	115	117
5.13%, 10/1/2024(g)	423	418	4.63%, 10/15/2025	384	373
APX Group Inc			4.88%, 1/15/2028	1,015	962
7.88%, 12/1/2022	500	504	5.50%, 7/15/2025	650	666
8.75%, 12/1/2020	150	148	5.50%, 5/15/2027	105	104
Ashtead Capital Inc			5.75%, 11/15/2024	765	790
4.13%, 8/15/2025(g)	415	394	5.88%, 9/15/2026	710	740
4.38%, 8/15/2027(g)	500	472			$41,631
5.63%, 10/1/2024(g)	300	309	Computers - 1.32%
Atento Luxco 1 SA			Conduent Finance Inc / Conduent Business
6.13%, 8/10/2022(g)	225	225	Services LLC
Avis Budget Car Rental LLC / Avis Budget			10.50%, 12/15/2024 (g)	100	118
Finance Inc			Dell Inc
5.13%, 6/1/2022(g)	450	448	4.63%, 4/1/2021	500	506
5.25%, 3/15/2025(g)	465	446	5.88%, 6/15/2019	250	256
5.50%, 4/1/2023	100	99	6.50%, 4/15/2038	200	197
Booz Allen Hamilton Inc			Dell International LLC / EMC Corp
5.13%, 5/1/2025(g)	174	172	5.88%, 6/15/2021(g)	1,510	1,554
Emeco Pty Ltd			6.02%, 6/15/2026(g)	480	509
9.25%, 3/31/2022	400	427	7.13%, 6/15/2024(g)	865	921
Garda World Security Corp			EMC Corp
8.75%, 5/15/2025(g)	1,000	1,045	1.88%, 6/1/2018	2,155	2,153
Gartner Inc			2.65%, 6/1/2020	242	235
5.13%, 4/1/2025(g)	480	481	3.38%, 6/1/2023	715	667
Herc Rentals Inc			Exela Intermediate LLC / Exela Finance Inc
7.50%, 6/1/2022(g)	438	464	10.00%, 7/15/2023 (g)	350	350
7.75%, 6/1/2024(g)	90	97	Harland Clarke Holdings Corp
Hertz Corp/The			6.88%, 3/1/2020(g)	380	385
5.50%, 10/15/2024 (g)	2,420	2,027	8.38%, 8/15/2022(g)	1,174	1,201
5.88%, 10/15/2020	970	958	9.25%, 3/1/2021(g)	150	154
6.25%, 10/15/2022	300	282

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
Leidos Holdings Inc			Ally Financial Inc (continued)
4.45%, 12/1/2020	$50	$50	4.13%, 3/30/2020	$50	$50
NCR Corp			4.13%, 2/13/2022	150	149
4.63%, 2/15/2021	100	100	4.25%, 4/15/2021	430	432
5.00%, 7/15/2022	150	149	4.63%, 5/19/2022	592	597
5.88%, 12/15/2021	275	280	4.63%, 3/30/2025	652	645
Sungard Availability Services Capital Inc			5.13%, 9/30/2024	645	660
8.75%, 4/1/2022(g)	50	32	5.75%, 11/20/2025	200	207
West Corp			7.50%, 9/15/2020	200	216
8.50%, 10/15/2025 (g)	4,765	4,598	8.00%, 3/15/2020	3,225	3,475
Western Digital Corp			8.00%, 11/1/2031	775	942
4.75%, 2/15/2026	350	345	ASP AMC Merger Sub Inc
		$14,760	8.00%, 5/15/2025(g)	100	90
Consumer Products - 0.23%			Enova International Inc
ACCO Brands Corp			9.75%, 6/1/2021	342	363
5.25%, 12/15/2024 (g)	286	286	FBM Finance Inc
Central Garden & Pet Co			8.25%, 8/15/2021(g)	50	53
6.13%, 11/15/2023	25	26	Jefferies Finance LLC / JFIN Co-Issuer Corp
Kronos Acquisition Holdings Inc			6.88%, 4/15/2022(g)	500	499
9.00%, 8/15/2023(g)	481	459	7.50%, 4/15/2021(g)	200	203
Prestige Brands Inc			Ladder Capital Finance Holdings LLLP /
6.38%, 3/1/2024(g)	655	658	Ladder Capital Finance Corp
Spectrum Brands Inc			5.25%, 3/15/2022(g)	182	182
5.75%, 7/15/2025	330	330	5.25%, 10/1/2025(g)	284	271
6.13%, 12/15/2024	736	747	Lions Gate Capital Holdings LLC
		$2,506	5.88%, 11/1/2024(g)	185	189
Cosmetics & Personal Care - 0.56%			LPL Holdings Inc
Avon International Operations Inc			5.75%, 9/15/2025(g)	1,714	1,663
7.88%, 8/15/2022(g)	350	357	Nationstar Mortgage LLC / Nationstar Capital
Avon Products Inc			Corp
6.60%, 3/15/2020	300	302	6.50%, 7/1/2021	647	655
8.95%, 3/15/2043	500	435	7.88%, 10/1/2020	515	523
Edgewell Personal Care Co			Navient Corp
4.70%, 5/19/2021	640	635	4.88%, 6/17/2019	2,590	2,612
4.70%, 5/24/2022	435	424	5.00%, 10/26/2020	750	754
First Quality Finance Co Inc			5.50%, 1/15/2019	445	451
4.63%, 5/15/2021(g)	50	49	5.88%, 3/25/2021	1,130	1,157
High Ridge Brands Co			5.88%, 10/25/2024	1,625	1,593
8.88%, 3/15/2025(g)	4,938	3,457	6.13%, 3/25/2024	1,345	1,347
Revlon Consumer Products Corp			6.50%, 6/15/2022	150	154
5.75%, 2/15/2021	425	310	6.63%, 7/26/2021	435	452
6.25%, 8/1/2024	398	239	6.75%, 6/25/2025	515	520
		$6,208	7.25%, 1/25/2022	100	106
Distribution & Wholesale - 0.71%			7.25%, 9/25/2023	400	418
American Tire Distributors Inc			8.00%, 3/25/2020	1,845	1,965
10.25%, 3/1/2022(g)	10,030	5,291	NFP Corp
Global Partners LP / GLP Finance Corp			6.88%, 7/15/2025(g)	3,080	3,018
6.25%, 7/15/2022	520	520	Och-Ziff Finance Co LLC
7.00%, 6/15/2023	90	91	4.50%, 11/20/2019(g)	400	409
H&E Equipment Services Inc			OneMain Financial Holdings LLC
5.63%, 9/1/2025	261	262	7.25%, 12/15/2021(g)	671	695
HD Supply Inc			Quicken Loans Inc
5.75%, 4/15/2024(g)	1,164	1,223	5.25%, 1/15/2028(g)	100	91
KAR Auction Services Inc			5.75%, 5/1/2025(g)	774	759
5.13%, 6/1/2025(g)	100	97	Springleaf Finance Corp
Univar USA Inc			5.25%, 12/15/2019	200	203
6.75%, 7/15/2023(g)	443	456	6.13%, 5/15/2022	1,250	1,279
		$7,940	6.88%, 3/15/2025	1,660	1,677
Diversified Financial Services - 4.45%			7.75%, 10/1/2021	1,753	1,908
Aircastle Ltd			8.25%, 12/15/2020	737	813
4.63%, 12/15/2018	1,105	1,113	Tempo Acquisition LLC / Tempo Acquisition
5.00%, 4/1/2023	100	103	Finance Corp
			6.75%, 6/1/2025(g)	3,980	3,940
5.13%, 3/15/2021	2,120	2,176
5.50%, 2/15/2022	915	956	VFH Parent LLC / Orchestra Co-Issuer Inc
			6.75%, 6/15/2022(g)	250	259
6.25%, 12/1/2019	1,670	1,734
Alliance Data Systems Corp					$49,595
5.38%, 8/1/2022(g)	630	633	Electric - 2.68%
5.88%, 11/1/2021(g)	390	397	AES Corp/VA
Ally Financial Inc			4.88%, 5/15/2023	100	101
3.25%, 11/5/2018	1,315	1,315	5.13%, 9/1/2027	500	507
3.60%, 5/21/2018	2,430	2,424	5.50%, 4/15/2025	93	95
3.75%, 11/18/2019	100	100

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Entertainment (continued)
AES Corp/VA (continued)			Churchill Downs Inc
6.00%, 5/15/2026	$310	$324	4.75%, 1/15/2028(g)	$180	$170
Calpine Corp			Cinemark USA Inc
5.25%, 6/1/2026(g)	750	718	4.88%, 6/1/2023	450	444
5.38%, 1/15/2023	1,720	1,649	Eldorado Resorts Inc
5.50%, 2/1/2024	1,000	918	6.00%, 4/1/2025	180	178
5.75%, 1/15/2025	5,860	5,377	7.00%, 8/1/2023	165	174
5.88%, 1/15/2024(g)	315	317	EMI Music Publishing Group North America
6.00%, 1/15/2022(g)	1,815	1,856	Holdings Inc
NextEra Energy Operating Partners LP			7.63%, 6/15/2024(g)	395	428
4.25%, 9/15/2024(g)	100	97	Gateway Casinos & Entertainment Ltd
4.50%, 9/15/2027(g)	100	93	8.25%, 3/1/2024(g)	210	223
NRG Energy Inc			GLP Capital LP / GLP Financing II Inc
5.75%, 1/15/2028(g)	100	99	4.38%, 11/1/2018	1,150	1,150
6.25%, 7/15/2022	875	897	4.38%, 4/15/2021	225	227
6.25%, 5/1/2024	750	775	4.88%, 11/1/2020	1,815	1,855
6.63%, 1/15/2027	2,878	2,961	5.38%, 11/1/2023	720	744
7.25%, 5/15/2026	2,070	2,207	5.38%, 4/15/2026	650	655
NRG Yield Operating LLC			International Game Technology PLC
5.00%, 9/15/2026	500	486	5.63%, 2/15/2020(g)	1,245	1,274
5.38%, 8/15/2024	100	100	6.25%, 2/15/2022(g)	955	1,003
Talen Energy Supply LLC			6.50%, 2/15/2025(g)	530	565
4.60%, 12/15/2021	1,190	1,011	Live Nation Entertainment Inc
6.50%, 6/1/2025	1,212	882	4.88%, 11/1/2024(g)	775	759
9.50%, 7/15/2022(g)	1,790	1,705	Mohegan Gaming & Entertainment
Vistra Energy Corp			7.88%, 10/15/2024(g)	100	100
5.88%, 6/1/2023	1,537	1,572	National CineMedia LLC
7.38%, 11/1/2022	850	896	6.00%, 4/15/2022	400	406
7.63%, 11/1/2024	1,845	1,983	Pinnacle Entertainment Inc
8.00%, 1/15/2025(g)	530	574	5.63%, 5/1/2024	100	105
8.13%, 1/30/2026(g)	1,563	1,713	Rivers Pittsburgh Borrower LP/Rivers
		$29,913	Pittsburgh Finance Corp
Electrical Components & Equipment - 0.15%			6.13%, 8/15/2021(g)	235	227
Energizer Holdings Inc			Scientific Games International Inc
5.50%, 6/15/2025(g)	210	208	10.00%, 12/1/2022	1,725	1,859
EnerSys			Six Flags Entertainment Corp
5.00%, 4/30/2023(g)	683	686	4.88%, 7/31/2024(g)	1,379	1,347
General Cable Corp			5.50%, 4/15/2027(g)	100	99
5.75%, 10/1/2022	400	411	WMG Acquisition Corp
WESCO Distribution Inc			4.88%, 11/1/2024(g)	105	103
5.38%, 12/15/2021	310	315	5.00%, 8/1/2023(g)	90	90
			5.63%, 4/15/2022(g)	502	513
		$1,620
Energy - Alternate Sources - 0.05%					$18,651
Pattern Energy Group Inc			Environmental Control - 0.17%
5.88%, 2/1/2024(g)	329	336	Clean Harbors Inc
TerraForm Power Operating LLC			5.25%, 8/1/2020	150	151
6.63%, 6/15/2025(g),(h)	210	224	Core & Main LP
			6.13%, 8/15/2025(g)	100	98
		$560
Engineering & Construction - 0.13%			Covanta Holding Corp
AECOM			5.88%, 3/1/2024	145	143
5.13%, 3/15/2027	1,004	965	5.88%, 7/1/2025	286	278
Brand Industrial Services Inc			6.38%, 10/1/2022	430	439
8.50%, 7/15/2025(g)	100	103	GFL Environmental Inc
			5.63%, 5/1/2022(g)	260	260
MasTec Inc			9.88%, 2/1/2021(g)	150	158
4.88%, 3/15/2023	137	136
Tutor Perini Corp			Tervita Escrow Corp
6.88%, 5/1/2025(g)	206	211	7.63%, 12/1/2021(g)	400	408
		$1,415			$1,935
Entertainment - 1.67%			Food - 1.24%
AMC Entertainment Holdings Inc			Albertsons Cos LLC / Safeway Inc / New
5.75%, 6/15/2025	925	897	Albertson's Inc / Albertson's LLC
5.88%, 2/15/2022	550	557	5.75%, 3/15/2025	1,620	1,412
6.13%, 5/15/2027	1,305	1,263	6.63%, 6/15/2024	579	539
Caesars Resort Collection LLC / CRC Finco			B&G Foods Inc
Inc			5.25%, 4/1/2025	443	405
5.25%, 10/15/2025 (g)	800	764	Chobani LLC / Chobani Finance Corp Inc
			7.50%, 4/15/2025(g)	100	101
CCM Merger Inc
6.00%, 3/15/2022(g)	122	124	Dean Foods Co
			6.50%, 3/15/2023(g)	535	513
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op			Dole Food Co Inc
5.38%, 4/15/2027(g)	350	348	7.25%, 6/15/2025(g)	507	511

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Food (continued)			Healthcare - Products (continued)
Ingles Markets Inc			DJO Finance LLC / DJO Finance Corp
5.75%, 6/15/2023	$100	$100	8.13%, 6/15/2021(g)	$350	$350
JBS USA LUX SA / JBS USA Finance Inc			10.75%, 4/15/2020	200	194
5.75%, 6/15/2025(g)	191	179	Hologic Inc
5.88%, 7/15/2024(g)	931	903	4.38%, 10/15/2025(g)	655	630
7.25%, 6/1/2021(g)	177	178	4.63%, 2/1/2028(g)	135	129
Lamb Weston Holdings Inc			Immucor Inc
4.63%, 11/1/2024(g)	100	99	11.13%, 2/15/2022 (g)	200	207
4.88%, 11/1/2026(g)	430	426	Kinetic Concepts Inc / KCI USA Inc
New Albertsons LP			7.88%, 2/15/2021(g)	345	358
6.63%, 6/1/2028	325	249	12.50%, 11/1/2021 (g)	400	448
8.00%, 5/1/2031	300	250	Mallinckrodt International Finance SA
8.70%, 5/1/2030	165	145	4.75%, 4/15/2023	143	102
Pilgrim's Pride Corp			Mallinckrodt International Finance SA /
5.75%, 3/15/2025(g)	395	386	Mallinckrodt CB LLC
5.88%, 9/30/2027(g)	500	478	4.88%, 4/15/2020(g)	50	48
Pinnacle Foods Finance LLC / Pinnacle Foods			5.50%, 4/15/2025(g)	655	492
Finance Corp			5.63%, 10/15/2023(g)	302	236
5.88%, 1/15/2024	565	582	5.75%, 8/1/2022(g)	328	273
Post Holdings Inc			Ortho-Clinical Diagnostics Inc / Ortho-
5.00%, 8/15/2026(g)	998	936	Clinical Diagnostics SA
5.50%, 3/1/2025(g)	1,313	1,290	6.63%, 5/15/2022(g)	200	198
5.63%, 1/15/2028(g)	740	707	Teleflex Inc
5.75%, 3/1/2027(g)	1,494	1,462	4.88%, 6/1/2026	363	358
SUPERVALU Inc			5.25%, 6/15/2024	292	296
7.75%, 11/15/2022	839	836	Universal Hospital Services Inc
Tesco PLC			7.63%, 8/15/2020	100	101
6.15%, 11/15/2037 (g)	300	321			$11,464
TreeHouse Foods Inc			Healthcare - Services - 7.11%
4.88%, 3/15/2022	500	496	Acadia Healthcare Co Inc
US Foods Inc			6.13%, 3/15/2021	253	256
5.88%, 6/15/2024(g)	340	346	Centene Corp
		$13,850	4.75%, 5/15/2022	1,415	1,429
Food Service - 0.20%			4.75%, 1/15/2025	710	690
Aramark Services Inc			5.63%, 2/15/2021	490	503
4.75%, 6/1/2026	100	97	6.13%, 2/15/2024	1,205	1,262
5.00%, 2/1/2028(g)	1,625	1,582	CHS/Community Health Systems Inc
5.13%, 1/15/2024	555	565	5.13%, 8/1/2021	252	232
		$2,244	6.25%, 3/31/2023	1,093	997
Forest Products & Paper - 0.06%			6.88%, 2/1/2022	1,011	549
Cascades Inc			7.13%, 7/15/2020	731	577
5.50%, 7/15/2022(g)	25	25	8.00%, 11/15/2019	157	143
5.75%, 7/15/2023(g)	230	228	DaVita Inc
Clearwater Paper Corp			5.00%, 5/1/2025	1,105	1,047
4.50%, 2/1/2023	195	183	5.13%, 7/15/2024	1,830	1,773
5.38%, 2/1/2025(g)	104	92	5.75%, 8/15/2022	1,939	1,986
NewPage Corp			Eagle Holding Co II LLC
0.00%, 12/31/2014 (a),(c),(d)	3,413	—	7.63%, PIK 8.38%, 5/15/2022(g),(h),(i)	400	405
Resolute Forest Products Inc			Envision Healthcare Corp
5.88%, 5/15/2023	100	101	5.13%, 7/1/2022(g)	959	947
		$629	5.63%, 7/15/2022	935	937
Gas - 0.15%			6.25%, 12/1/2024(g)	1,010	1,050
AmeriGas Partners LP / AmeriGas Finance			Fresenius Medical Care US Finance II Inc
Corp			5.88%, 1/31/2022(g)	415	443
5.50%, 5/20/2025	336	330	6.50%, 9/15/2018(g)	1,230	1,246
5.63%, 5/20/2024	218	217	HCA Healthcare Inc
5.75%, 5/20/2027	231	222	6.25%, 2/15/2021	619	651
5.88%, 8/20/2026	318	316	HCA Inc
NGL Energy Partners LP / NGL Energy			4.25%, 10/15/2019	445	448
Finance Corp			4.50%, 2/15/2027	705	675
6.13%, 3/1/2025	466	444	4.75%, 5/1/2023	1,430	1,441
6.88%, 10/15/2021	191	191	5.00%, 3/15/2024	1,674	1,693
		$1,720	5.25%, 4/15/2025	1,236	1,251
Hand & Machine Tools - 0.37%			5.25%, 6/15/2026	535	538
Apex Tool Group LLC / BC Mountain			5.38%, 2/1/2025	882	878
Finance Inc			5.50%, 6/15/2047	680	643
9.00%, 2/15/2023(g)	4,240	4,134	5.88%, 3/15/2022	1,186	1,250
			5.88%, 5/1/2023	478	498
Healthcare - Products - 1.03%			5.88%, 2/15/2026	480	486
Avantor Inc			6.50%, 2/15/2020	1,317	1,376
6.00%, 10/1/2024(g)	400	402	7.50%, 2/15/2022	575	633
9.00%, 10/1/2025(g)	6,560	6,642	7.69%, 6/15/2025	765	841

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Home Builders (continued)
Kindred Healthcare Inc			Lennar Corp (continued)
8.00%, 1/15/2020	$100	$107	4.88%, 12/15/2023	$850	$852
LifePoint Health Inc			5.25%, 6/1/2026(g)	837	818
5.38%, 5/1/2024	75	71	5.38%, 10/1/2022(g)	598	619
5.50%, 12/1/2021	348	349	5.88%, 11/15/2024(g)	582	601
5.88%, 12/1/2023	525	519	6.95%, 6/1/2018	135	135
MEDNAX Inc			8.38%, 5/15/2018(g)	265	265
5.25%, 12/1/2023(g)	265	263	8.38%, 1/15/2021(g)	320	354
Molina Healthcare Inc			M/I Homes Inc
4.88%, 6/15/2025(g)	237	225	5.63%, 8/1/2025	301	290
5.38%, 11/15/2022	100	100	Mattamy Group Corp
MPH Acquisition Holdings LLC			6.88%, 12/15/2023(g)	157	161
7.13%, 6/1/2024(g)	1,359	1,386	MDC Holdings Inc
One Call Corp			6.00%, 1/15/2043	200	186
7.50%, 7/1/2024(g)	9,946	9,797	Meritage Homes Corp
10.00%, 10/1/2024 (g)	3,920	3,499	6.00%, 6/1/2025	365	376
Polaris Intermediate Corp			7.15%, 4/15/2020	370	392
8.50%, PIK 9.25%, 12/1/2022(g),(h),(i)	5,620	5,704	New Home Co Inc/The
Quorum Health Corp			7.25%, 4/1/2022	555	569
11.63%, 4/15/2023	600	638	PulteGroup Inc
RegionalCare Hospital Partners Holdings Inc			4.25%, 3/1/2021	1,385	1,392
8.25%, 5/1/2023(g)	8,290	8,702	5.00%, 1/15/2027	500	487
Surgery Center Holdings Inc			6.00%, 2/15/2035	500	511
6.75%, 7/1/2025(g)	6,430	6,077	Taylor Morrison Communities Inc / Taylor
8.88%, 4/15/2021(g)	400	411	Morrison Holdings II Inc
Tenet Healthcare Corp			5.25%, 4/15/2021(g)	670	675
4.38%, 10/1/2021	437	430	5.63%, 3/1/2024(g)	1,206	1,206
4.50%, 4/1/2021	300	297	Toll Brothers Finance Corp
4.63%, 7/15/2024(g)	1,359	1,311	4.00%, 12/31/2018	560	560
4.75%, 6/1/2020	50	50	4.35%, 2/15/2028	900	833
5.13%, 5/1/2025(g)	495	481	4.38%, 4/15/2023	845	845
6.75%, 6/15/2023	1,300	1,278	4.88%, 3/15/2027	295	287
6.88%, 11/15/2031	460	421	5.63%, 1/15/2024	360	378
7.00%, 8/1/2025(g)	827	812	5.88%, 2/15/2022	430	455
7.50%, 1/1/2022(g)	770	812	TRI Pointe Group Inc
8.13%, 4/1/2022	838	873	4.88%, 7/1/2021	700	702
WellCare Health Plans Inc			TRI Pointe Group Inc / TRI Pointe Homes
5.25%, 4/1/2025	100	101	Inc
West Street Merger Sub Inc			4.38%, 6/15/2019	346	347
6.38%, 9/1/2025(g)	4,888	4,803	5.88%, 6/15/2024	30	30
		$79,291	William Lyon Homes Inc
Holding Companies - Diversified - 0.50%			5.88%, 1/31/2025	600	584
HRG Group Inc					$20,320
7.75%, 1/15/2022	350	360	Housewares - 0.08%
Stena International SA			American Greetings Corp
5.75%, 3/1/2024(g)	600	555	7.88%, 2/15/2025(g)	237	239
Trident Merger Sub Inc			Scotts Miracle-Gro Co/The
6.63%, 11/1/2025(g)	4,770	4,675	5.25%, 12/15/2026	625	611
		$5,590			$850
Home Builders - 1.82%			Insurance - 2.52%
AV Homes Inc			Alliant Holdings Intermediate LLC / Alliant
6.63%, 5/15/2022	495	507	Holdings Co-Issuer
Beazer Homes USA Inc			8.25%, 8/1/2023(g)	7,060	7,321
5.88%, 10/15/2027	145	133	American Equity Investment Life Holding
8.75%, 3/15/2022	150	162	Co
Brookfield Residential Properties Inc /			5.00%, 6/15/2027	100	99
Brookfield Residential US Corp			Ardonagh Midco 3 PLC
6.13%, 7/1/2022(g)	250	254	8.63%, 7/15/2023(g)	250	257
K Hovnanian Enterprises Inc			AssuredPartners Inc
10.00%, 7/15/2022 (g)	500	536	7.00%, 8/15/2025(g)	5,945	5,871
KB Home			CNO Financial Group Inc
4.75%, 5/15/2019	225	226	5.25%, 5/30/2025	742	748
7.00%, 12/15/2021	235	249	Fidelity & Guaranty Life Holdings Inc
7.50%, 9/15/2022	200	220	6.38%, 4/1/2021(g)	425	432
8.00%, 3/15/2020	205	219	Genworth Holdings Inc
Lennar Corp			7.20%, 2/15/2021	550	518
2.95%, 11/29/2020 (g)	500	487	7.63%, 9/24/2021	100	94
4.13%, 1/15/2022	800	797	7.70%, 6/15/2020	150	146
4.75%, 4/1/2021	100	101	HUB International Ltd
4.75%, 11/15/2022	840	841	7.00%, 5/1/2026(g)	4,580	4,586
4.75%, 5/30/2025	600	584	7.88%, 10/1/2021(g)	300	313
4.75%, 11/29/2027 (g)	100	94

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Leisure Products & Services (continued)
Liberty Mutual Group Inc			Sabre GLBL Inc
7.80%, 3/7/2087(g)	$626	$757	5.25%, 11/15/2023(g)	$86	$87
Radian Group Inc			Silversea Cruise Finance Ltd
4.50%, 10/1/2024	153	146	7.25%, 2/1/2025(g)	100	106
USIS Merger Sub Inc			Viking Cruises Ltd
6.88%, 5/1/2025(g)	6,797	6,797	5.88%, 9/15/2027(g)	500	482
		$28,085			$3,352
Internet - 1.17%			Lodging - 1.52%
Cogent Communications Group Inc			Boyd Gaming Corp
5.38%, 3/1/2022(g)	200	205	6.38%, 4/1/2026	1,065	1,115
Match Group Inc			6.88%, 5/15/2023	1,399	1,469
6.38%, 6/1/2024	445	469	Choice Hotels International Inc
Netflix Inc			5.75%, 7/1/2022	220	233
4.38%, 11/15/2026	691	646	Diamond Resorts International Inc
4.88%, 4/15/2028(g)	1,240	1,171	10.75%, 9/1/2024(g)	450	502
5.38%, 2/1/2021	365	377	Hilton Domestic Operating Co Inc
5.50%, 2/15/2022	1,405	1,458	4.25%, 9/1/2024	310	298
5.75%, 3/1/2024	125	130	5.13%, 5/1/2026(g)	480	480
5.88%, 2/15/2025	325	334	Hilton Grand Vacations Borrower LLC/Hilton
5.88%, 11/15/2028 (g)	2,030	2,025	Grand Vacations Borrower Inc
Symantec Corp			6.13%, 12/1/2024	194	205
3.95%, 6/15/2022	50	50	Hilton Worldwide Finance LLC / Hilton
4.20%, 9/15/2020	200	202	Worldwide Finance Corp
5.00%, 4/15/2025(g)	1,039	1,043	4.63%, 4/1/2025	1,208	1,171
VeriSign Inc			4.88%, 4/1/2027	228	221
4.75%, 7/15/2027	335	321	Jack Ohio Finance LLC / Jack Ohio Finance 1
5.25%, 4/1/2025	310	318	Corp
Zayo Group LLC / Zayo Capital Inc			6.75%, 11/15/2021(g)	720	743
5.75%, 1/15/2027(g)	2,298	2,281	10.25%, 11/15/2022 (g)	2,640	2,891
6.00%, 4/1/2023	1,000	1,030	MGM Resorts International
6.38%, 5/15/2025	890	922	4.63%, 9/1/2026	529	501
		$12,982	5.25%, 3/31/2020	850	870
Iron & Steel - 1.92%			6.00%, 3/15/2023	935	978
AK Steel Corp			6.63%, 12/15/2021	510	546
7.00%, 3/15/2027	393	381	6.75%, 10/1/2020	150	159
7.50%, 7/15/2023	236	248	7.75%, 3/15/2022	490	544
7.63%, 10/1/2021	50	51	8.63%, 2/1/2019	1,540	1,595
Allegheny Technologies Inc			Seminole Hard Rock Entertainment Inc /
5.95%, 1/15/2021	100	101	Seminole Hard Rock International LLC
ArcelorMittal			5.88%, 5/15/2021(g)	840	840
5.50%, 8/5/2020	430	446	Station Casinos LLC
6.13%, 6/1/2025	192	208	5.00%, 10/1/2025(g)	393	376
7.00%, 3/1/2041	605	696	Studio City Co Ltd
7.25%, 10/15/2039	600	711	5.88%, 11/30/2019(g)	210	213
Baffinland Iron Mines Corp			7.25%, 11/30/2021(g)	300	312
12.00%, 2/1/2022(g)	200	220	Wynn Las Vegas LLC / Wynn Las Vegas
Big River Steel LLC / BRS Finance Corp			Capital Corp
7.25%, 9/1/2025(g)	5,313	5,539	5.50%, 3/1/2025(g)	705	702
Cleveland-Cliffs Inc					$16,964
5.75%, 3/1/2025	600	579	Machinery - Construction & Mining - 0.13%
6.25%, 10/1/2040	200	167	BlueLine Rental Finance Corp / BlueLine
Commercial Metals Co			Rental LLC
4.88%, 5/15/2023	581	572	9.25%, 3/15/2024(g)	100	106
5.38%, 7/15/2027	154	150	Terex Corp
Specialty Steel			5.63%, 2/1/2025(g)	868	864
11.62%, 11/15/2022 (c),(d)	8,680	8,680	Vertiv Group Corp
Steel Dynamics Inc			9.25%, 10/15/2024(g)	356	360
5.13%, 10/1/2021	400	407	Vertiv Intermediate Holding Corp
5.25%, 4/15/2023	200	203	12.00%, PIK 13.00%, 2/15/2022 (g),(h),(i)	150	152
5.50%, 10/1/2024	835	858			$1,482
United States Steel Corp			Machinery - Diversified - 1.36%
6.88%, 8/15/2025	600	612	AGCO Corp
7.38%, 4/1/2020	550	582	5.88%, 12/1/2021	520	547
		$21,411	ATS Automation Tooling Systems Inc
Leisure Products & Services - 0.30%			6.50%, 6/15/2023(g)	526	550
24 Hour Fitness Worldwide Inc			Cloud Crane LLC
8.00%, 6/1/2022(g)	700	703	10.13%, 8/1/2024(g)	100	109
Constellation Merger Sub Inc			CNH Industrial Capital LLC
8.50%, 9/15/2025(g)	260	253	3.38%, 7/15/2019	525	526
NCL Corp Ltd			4.38%, 4/5/2022	550	558
4.75%, 12/15/2021 (g)	1,695	1,721	4.88%, 4/1/2021	430	444

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)			Media (continued)
CNH Industrial NV			CSC Holdings LLC (continued)
4.50%, 8/15/2023	$290	$294	10.88%, 10/15/2025 (g)	$1,905	$2,234
JPW Industries Holding Corp			DISH DBS Corp
9.00%, 10/1/2024(g)	4,660	4,905	5.00%, 3/15/2023	779	675
Manitowoc Co Inc/The			5.13%, 5/1/2020	500	498
12.75%, 8/15/2021 (g)	100	112	5.88%, 7/15/2022	375	345
Tennant Co			5.88%, 11/15/2024	1,479	1,259
5.63%, 5/1/2025	239	244	6.75%, 6/1/2021	1,275	1,269
Titan Acquisition Ltd / Titan Co-Borrower			7.75%, 7/1/2026	1,481	1,347
LLC			7.88%, 9/1/2019	100	104
7.75%, 4/15/2026(g)	3,540	3,527	EW Scripps Co/The
Welbilt Inc			5.13%, 5/15/2025(g)	142	132
9.50%, 2/15/2024	290	322	Gray Television Inc
Xerium Technologies Inc			5.13%, 10/15/2024(g)	950	906
9.50%, 8/15/2021	2,930	3,054	5.88%, 7/15/2026(g)	100	96
		$15,192	Liberty Interactive LLC
Media - 7.84%			8.50%, 7/15/2029	600	646
Altice Financing SA			LIN Television Corp
6.63%, 2/15/2023(g)	865	865	5.88%, 11/15/2022	169	174
7.50%, 5/15/2026(g)	1,575	1,551	McClatchy Co/The
Altice France SA/France			6.88%, 3/15/2029	400	509
6.00%, 5/15/2022(g)	3,047	3,003	McGraw-Hill Global Education Holdings LLC
6.25%, 5/15/2024(g)	1,327	1,264	/ McGraw-Hill Global Education Finance
7.38%, 5/1/2026(g)	3,743	3,626	7.88%, 5/15/2024(g)	500	465
Altice Luxembourg SA			Meredith Corp
7.63%, 2/15/2025(g)	1,204	1,085	6.88%, 2/1/2026(g)	500	506
7.75%, 5/15/2022(g)	2,074	1,981	Midcontinent Communications / Midcontinent
Altice US Finance I Corp			Finance Corp
5.38%, 7/15/2023(g)	740	740	6.88%, 8/15/2023(g)	100	105
5.50%, 5/15/2026(g)	1,733	1,694	Nexstar Broadcasting Inc
AMC Networks Inc			5.63%, 8/1/2024(g)	320	315
4.75%, 12/15/2022	250	251	6.13%, 2/15/2022(g)	445	458
4.75%, 8/1/2025	545	518	Quebecor Media Inc
5.00%, 4/1/2024	100	98	5.75%, 1/15/2023	180	185
Block Communications Inc			Radiate Holdco LLC / Radiate Finance Inc
6.88%, 2/15/2025(g)	100	100	6.63%, 2/15/2025(g)	500	464
Cable One Inc			Sinclair Television Group Inc
5.75%, 6/15/2022(g)	100	102	5.13%, 2/15/2027(g)	505	468
Cablevision Systems Corp			5.38%, 4/1/2021	815	824
5.88%, 9/15/2022	550	542	5.63%, 8/1/2024(g)	679	672
CCO Holdings LLC / CCO Holdings Capital			6.13%, 10/1/2022	630	648
Corp			Sirius XM Radio Inc
4.00%, 3/1/2023(g)	100	97	3.88%, 8/1/2022(g)	50	49
5.00%, 2/1/2028(g)	2,610	2,410	4.63%, 5/15/2023(g)	710	701
5.13%, 2/15/2023	100	100	5.00%, 8/1/2027(g)	1,501	1,430
5.13%, 5/1/2023(g)	1,890	1,898	5.38%, 4/15/2025(g)	570	567
5.13%, 5/1/2027(g)	1,169	1,095	5.38%, 7/15/2026(g)	1,095	1,076
5.25%, 3/15/2021	50	51	6.00%, 7/15/2024(g)	1,680	1,726
5.25%, 9/30/2022	1,245	1,264	SportsNet New York
5.38%, 5/1/2025(g)	475	467	10.25%, 1/15/2025 (b),(c),(d)	4,130	4,130
5.50%, 5/1/2026(g)	880	857	TEGNA Inc
5.75%, 1/15/2024	500	505	4.88%, 9/15/2021(g)	500	506
5.75%, 2/15/2026(g)	2,837	2,816	5.13%, 10/15/2019	960	967
5.88%, 4/1/2024(g)	501	508	5.13%, 7/15/2020	870	874
5.88%, 5/1/2027(g)	885	865	5.50%, 9/15/2024(g)	115	117
Cengage Learning Inc			6.38%, 10/15/2023	750	774
9.50%, 6/15/2024(g)	293	229	Tribune Media Co
Cequel Communications Holdings I LLC /			5.88%, 7/15/2022	1,500	1,518
Cequel Capital Corp			Unitymedia GmbH
5.13%, 12/15/2021 (g)	1,570	1,554	6.13%, 1/15/2025(g)	825	866
5.13%, 12/15/2021 (g)	800	791	Unitymedia Hessen GmbH & Co KG /
7.50%, 4/1/2028(g)	200	203	Unitymedia NRW GmbH
7.75%, 7/15/2025(g)	1,010	1,060	5.00%, 1/15/2025(g)	905	926
Clear Channel Worldwide Holdings Inc			Univision Communications Inc
6.50%, 11/15/2022	602	614	5.13%, 5/15/2023(g)	2,420	2,299
7.63%, 3/15/2020	1,180	1,183	5.13%, 2/15/2025(g)	659	610
CSC Holdings LLC			6.75%, 9/15/2022(g)	718	736
5.25%, 6/1/2024	930	871	UPCB Finance IV Ltd
5.38%, 2/1/2028(g)	200	187	5.38%, 1/15/2025(g)	1,250	1,222
5.50%, 4/15/2027(g)	1,731	1,662	Urban One Inc
6.75%, 11/15/2021	305	321	7.38%, 4/15/2022(g)	2,640	2,587
7.63%, 7/15/2018	755	762	9.25%, 2/15/2020(g)	1,680	1,596
8.63%, 2/15/2019	368	383

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
Viacom Inc			Northwest Acquisitions ULC / Dominion
5.87%, 2/28/2057(k)	$100	$101	Finco Inc
3 Month LIBOR + 3.90%			7.13%, 11/1/2022(g)	$1,880	$1,914
6.25%, 2/28/2057(k)	100	101	Teck Resources Ltd
3 Month LIBOR + 3.90%			4.75%, 1/15/2022	982	996
Videotron Ltd			5.40%, 2/1/2043	315	302
5.00%, 7/15/2022	200	204	6.00%, 8/15/2040	385	401
5.13%, 4/15/2027(g)	235	230	6.13%, 10/1/2035	400	425
5.38%, 6/15/2024(g)	217	223	6.25%, 7/15/2041	725	769
Virgin Media Finance PLC			8.50%, 6/1/2024(g)	1,018	1,137
6.00%, 10/15/2024 (g)	510	500			$26,636
6.38%, 4/15/2023(g)	820	826	Miscellaneous Manufacturers - 0.38%
Virgin Media Secured Finance PLC			Bombardier Inc
5.25%, 1/15/2021	500	511	5.75%, 3/15/2022(g)	50	50
5.25%, 1/15/2026(g)	100	95	6.00%, 10/15/2022(g)	675	671
5.50%, 8/15/2026(g)	1,550	1,492	6.13%, 1/15/2023(g)	757	762
Ziggo Bond Finance BV			7.50%, 3/15/2025(g)	1,148	1,194
5.88%, 1/15/2025(g)	260	246	7.75%, 3/15/2020(g)	100	107
6.00%, 1/15/2027(g)	150	140	EnPro Industries Inc
Ziggo Secured Finance BV			5.88%, 9/15/2022	300	309
5.50%, 1/15/2027(g)	2,065	1,946	Gates Global LLC / Gates Global Co
		$87,369	6.00%, 7/15/2022(g)	634	642
Metal Fabrication & Hardware - 0.22%			Koppers Inc
Grinding Media Inc / Moly-Cop AltaSteel			6.00%, 2/15/2025(g)	504	513
Ltd					$4,248
7.38%, 12/15/2023 (g)	100	106	Office & Business Equipment - 0.21%
Novelis Corp			CDW LLC / CDW Finance Corp
5.88%, 9/30/2026(g)	1,360	1,350	5.00%, 9/1/2023	1,198	1,222
6.25%, 8/15/2024(g)	1,000	1,018	5.00%, 9/1/2025	420	419
		$2,474	5.50%, 12/1/2024	705	730
Mining - 2.39%					$2,371
Alcoa Nederland Holding BV			Oil & Gas - 6.25%
6.75%, 9/30/2024(g)	543	582	Aker BP ASA
Aleris International Inc			6.00%, 7/1/2022(g)	400	417
7.88%, 11/1/2020	300	296	Alta Mesa Holdings LP / Alta Mesa Finance
9.50%, 4/1/2021(g)	615	641	Services Corp
Barminco Finance Pty Ltd			7.88%, 12/15/2024	100	103
6.63%, 5/15/2022(g)	200	194	Antero Resources Corp
Century Aluminum Co			5.13%, 12/1/2022	2,002	2,012
7.50%, 6/1/2021(g)	570	579	5.38%, 11/1/2021	1,715	1,735
Constellium NV			Ascent Resources Utica Holdings LLC / ARU
5.75%, 5/15/2024(g)	4,170	4,097	Finance Corp
6.63%, 3/1/2025(g)	701	711	10.00%, 4/1/2022(g)	1,715	1,843
Eldorado Gold Corp			Athabasca Oil Corp
6.13%, 12/15/2020 (g)	200	185	9.88%, 2/24/2022(g)	200	201
Ferroglobe PLC / Globe Specialty Metals Inc			Baytex Energy Corp
9.38%, 3/1/2022(g)	200	210	5.13%, 6/1/2021(g)	245	232
First Quantum Minerals Ltd			5.63%, 6/1/2024(g)	293	261
7.25%, 5/15/2022(g)	545	548	California Resources Corp
FMG Resources August 2006 Pty Ltd			8.00%, 12/15/2022(g)	886	762
4.75%, 5/15/2022(g)	993	984	Callon Petroleum Co
5.13%, 5/15/2024(g)	742	733	6.13%, 10/1/2024	372	379
Freeport-McMoRan Inc			Carrizo Oil & Gas Inc
3.10%, 3/15/2020	625	617	6.25%, 4/15/2023	386	396
3.55%, 3/1/2022	1,485	1,434	7.50%, 9/15/2020	87	88
3.88%, 3/15/2023	2,405	2,306	Chesapeake Energy Corp
4.00%, 11/14/2021	620	617	4.88%, 4/15/2022	665	638
4.55%, 11/14/2024	400	386	6.13%, 2/15/2021	1,306	1,315
5.40%, 11/14/2034	1,728	1,595	6.63%, 8/15/2020	150	154
5.45%, 3/15/2043	1,532	1,394	8.00%, 12/15/2022(g)	303	321
6.88%, 2/15/2023	100	107	8.00%, 1/15/2025(g)	795	771
Hecla Mining Co			8.00%, 6/15/2027(g)	1,575	1,516
6.88%, 5/1/2021	568	575	CNX Resources Corp
Hudbay Minerals Inc			5.88%, 4/15/2022	650	653
7.25%, 1/15/2023(g)	195	203	8.00%, 4/1/2023	100	105
7.63%, 1/15/2025(g)	715	758	Comstock Resources Inc
Joseph T Ryerson & Son Inc			10.00%, PIK 12.25%, 3/15/2020 (h),(i)	150	157
11.00%, 5/15/2022 (g)	300	332	Continental Resources Inc/OK
Kaiser Aluminum Corp			3.80%, 6/1/2024	1,655	1,614
5.88%, 5/15/2024	234	241	4.50%, 4/15/2023	1,091	1,104
Lundin Mining Corp
7.88%, 11/1/2022(g)	350	367

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Continental Resources Inc/OK (continued)			Noble Holding International Ltd	(continued)
4.90%, 6/1/2044	$415	$406	7.75%, 1/15/2024		$100	$94
5.00%, 9/15/2022	831	845	7.88%, 2/1/2026(g)		500	504
CrownRock LP / CrownRock Finance Inc			7.95%, 4/1/2025		100	90
5.63%, 10/15/2025 (g)	800	790	Oasis Petroleum Inc
Delek Logistics Partners LP			6.25%, 5/1/2026(d),(g),(l)		345	345
6.75%, 5/15/2025(g)	636	631	6.50%, 11/1/2021		1,101	1,129
Denbury Resources Inc			6.88%, 3/15/2022		820	845
9.00%, 5/15/2021(g)	300	313	Parker Drilling Co
Diamond Offshore Drilling Inc			6.75%, 7/15/2022		756	571
4.88%, 11/1/2043	575	414	Parsley Energy LLC / Parsley Finance Corp
7.88%, 8/15/2025	230	236	5.38%, 1/15/2025(g)		100	100
Diamondback Energy Inc			5.63%, 10/15/2027(g)		700	709
4.75%, 11/1/2024	398	396	6.25%, 6/1/2024(g)		50	52
Eclipse Resources Corp			PBF Holding Co LLC / PBF Finance Corp
8.88%, 7/15/2023	100	94	7.00%, 11/15/2023		367	379
Energen Corp			7.25%, 6/15/2025		215	223
4.63%, 9/1/2021	200	198	PDC Energy Inc
Energy Ventures Gom LLC / EnVen Finance			6.13%, 9/15/2024		960	984
Corp			Precision Drilling Corp
11.00%, 2/15/2023 (g)	2,180	2,218	5.25%, 11/15/2024		1,309	1,234
Ensco PLC			6.50%, 12/15/2021		833	850
4.50%, 10/1/2024	100	81	7.75%, 12/15/2023		325	338
5.20%, 3/15/2025	296	243	QEP Resources Inc
5.75%, 10/1/2044	550	382	5.25%, 5/1/2023		142	138
7.75%, 2/1/2026	500	471	5.38%, 10/1/2022		468	468
EP Energy LLC / Everest Acquisition Finance			Range Resources Corp
Inc			4.88%, 5/15/2025		216	200
6.38%, 6/15/2023	2,210	1,171	5.00%, 8/15/2022		1,290	1,267
7.75%, 9/1/2022	665	449	5.00%, 3/15/2023		849	817
8.00%, 11/29/2024 (g)	304	315	5.75%, 6/1/2021		50	51
8.00%, 2/15/2025(g)	305	215	Resolute Energy Corp
9.38%, 5/1/2024(g)	1,784	1,365	8.50%, 5/1/2020		960	960
Great Western Petroleum LLC / Great Western			Rowan Cos Inc
Finance Corp			4.88%, 6/1/2022		400	370
9.00%, 9/30/2021(g)	100	103	5.85%, 1/15/2044		430	318
Gulfport Energy Corp			7.38%, 6/15/2025		395	382
6.00%, 10/15/2024	302	287	7.88%, 8/1/2019		300	312
6.38%, 5/15/2025	100	96	RSP Permian Inc
Halcon Resources Corp			6.63%, 10/1/2022		475	495
6.75%, 2/15/2025	624	623	Sable Permian Resources Land LLC / AEPB
HighPoint Operating Corp			Finance Corp
7.00%, 10/15/2022	500	502	7.38%, 11/1/2021(g)		200	146
Hilcorp Energy I LP / Hilcorp Finance Co			13.00%, 11/30/2020 (g)		100	114
5.00%, 12/1/2024(g)	516	502	Sanchez Energy Corp
Jonah Energy LLC / Jonah Energy Finance			6.13%, 1/15/2023		1,365	986
Corp			7.75%, 6/15/2021		750	696
7.25%, 10/15/2025 (g)	100	80	Seven Generations Energy Ltd
Laredo Petroleum Inc			6.88%, 6/30/2023(g)		350	364
5.63%, 1/15/2022	100	101	SM Energy Co
Matador Resources Co			5.00%, 1/15/2024		939	894
6.88%, 4/15/2023	350	366	5.63%, 6/1/2025		100	97
MEG Energy Corp			6.13%, 11/15/2022		824	832
6.38%, 1/30/2023(g)	3,899	3,519	6.50%, 11/15/2021		73	74
6.50%, 1/15/2025(g)	245	245	6.75%, 9/15/2026		100	102
7.00%, 3/31/2024(g)	4,200	3,770	Southwestern Energy Co
Murphy Oil Corp			4.10%, 3/15/2022		150	146
4.45%, 12/1/2022	600	586	6.70%, 1/23/2025		100	98
5.75%, 8/15/2025	430	429	7.50%, 4/1/2026		100	103
5.87%, 12/1/2042	200	181	7.75%, 10/1/2027		500	516
Nabors Industries Inc			Sunoco LP / Sunoco Finance Corp
4.63%, 9/15/2021	150	147	4.88%, 1/15/2023(g)		100	98
5.00%, 9/15/2020	50	50	5.50%, 2/15/2026(g)		600	579
5.10%, 9/15/2023	43	41	Teine Energy Ltd
5.50%, 1/15/2023	533	522	6.88%, 9/30/2022(g)		400	409
Newfield Exploration Co			Transocean Inc
5.38%, 1/1/2026	390	405	5.80%, 10/15/2022		197	193
5.63%, 7/1/2024	490	519	6.80%, 3/15/2038		954	801
5.75%, 1/30/2022	150	158	7.50%, 1/15/2026(g)		600	606
Noble Holding International Ltd			7.50%, 4/15/2031		190	176
5.25%, 3/15/2042	320	211	9.00%, 7/15/2023(g)		444	479
6.05%, 3/1/2041	500	348
6.20%, 8/1/2040	236	166

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Packaging & Containers (continued)
Trinidad Drilling Ltd				BWAY Holding Co
6.63%, 2/15/2025(g)		$246	$236	5.50%, 4/15/2024(g)	$1,654	$1,662
Ultra Resources Inc				7.25%, 4/15/2025(g)	800	821
6.88%, 4/15/2022(g)		200	147	Coveris Holdings SA
Unit Corp				7.88%, 11/1/2019(g)	100	102
6.63%, 5/15/2021		244	244	Crown Americas LLC / Crown Americas
Whiting Petroleum Corp				Capital Corp V
5.75%, 3/15/2021		947	970	4.25%, 9/30/2026	395	366
6.25%, 4/1/2023		800	823	Crown Americas LLC / Crown Americas
6.63%, 1/15/2026(g)		325	333	Capital Corp VI
WildHorse Resource Development Corp				4.75%, 2/1/2026(g)	1,145	1,104
6.88%, 2/1/2025		600	609	Flex Acquisition Co Inc
WPX Energy Inc				6.88%, 1/15/2025(g)	218	219
5.25%, 9/15/2024		635	640	Graphic Packaging International LLC
6.00%, 1/15/2022		763	795	4.88%, 11/15/2022	300	305
8.25%, 8/1/2023		100	114	Owens-Brockway Glass Container Inc
			$69,612	5.00%, 1/15/2022(g)	1,308	1,326
Oil & Gas Services - 0.54%				5.38%, 1/15/2025(g)	200	199
Archrock Partners LP / Archrock Partners				5.88%, 8/15/2023(g)	373	381
Finance Corp				6.38%, 8/15/2025(g)	83	87
6.00%, 10/1/2022		286	286	Plastipak Holdings Inc
Bristow Group Inc				6.25%, 10/15/2025(g)	4,650	4,511
6.25%, 10/15/2022		200	165	Reynolds Group Issuer Inc / Reynolds Group
CSI Compressco LP / CSI Compressco				Issuer LLC / Reynolds Group Issuer
Finance Inc				(Luxembourg) S.A.
7.25%, 8/15/2022		298	282	5.13%, 7/15/2023(g)	2,505	2,521
Forum Energy Technologies Inc				5.75%, 10/15/2020	2,147	2,163
6.25%, 10/1/2021		200	199	6.88%, 2/15/2021	225	228
KCA Deutag UK Finance PLC				7.00%, 7/15/2024(g)	550	573
7.25%, 5/15/2021(g)		822	799	Sealed Air Corp
9.88%, 4/1/2022(g)		200	210	5.13%, 12/1/2024(g)	350	355
McDermott Escrow 1 Inc / McDermott Escrow				5.25%, 4/1/2023(g)	285	292
2	Inc			5.50%, 9/15/2025(g)	765	791
10.63%, 5/1/2024(g)		700	707	6.50%, 12/1/2020(g)	200	212
McDermott International Inc				Signode Industrial Group Lux SA/Signode
8.00%, 5/1/2021(g)		100	102	Industrial Group US Inc
SESI LLC				6.38%, 5/1/2022(g)	400	413
7.75%, 9/15/2024(g)		100	104	W/S Packaging Holdings Inc
Telford Offshore Ltd				9.00%, 4/15/2023(g)	3,450	3,528
14.00%, PIK 14.00%, 2/12/2024 (h),(i)		266	207			$30,627
Transocean Phoenix 2 Ltd				Pharmaceuticals - 1.82%
7.75%, 10/15/2024 (g)		85	91	Endo Dac / Endo Finance LLC / Endo Finco
Transocean Proteus Ltd				Inc
6.25%, 12/1/2024(g)		559	574	5.88%, 10/15/2024(g)	200	188
Weatherford International LLC				6.00%, 7/15/2023(g)	2,235	1,625
9.88%, 3/1/2025(g)		500	478	6.00%, 2/1/2025(g)	1,195	840
Weatherford International Ltd				Endo Finance LLC / Endo Finco Inc
4.50%, 4/15/2022		596	527	5.38%, 1/15/2023(g)	1,070	774
5.13%, 9/15/2020		500	490	Valeant Pharmaceuticals International
6.50%, 8/1/2036		169	128	6.75%, 8/15/2021(g)	643	647
6.75%, 9/15/2040		300	230	7.25%, 7/15/2022(g)	650	656
7.00%, 3/15/2038		220	173	Valeant Pharmaceuticals International Inc
7.75%, 6/15/2021		150	148	5.50%, 3/1/2023(g)	1,407	1,270
8.25%, 6/15/2023		100	94	5.50%, 11/1/2025(g)	1,055	1,050
			$5,994	5.63%, 12/1/2021(g)	750	726
Packaging & Containers - 2.75%				5.88%, 5/15/2023(g)	2,519	2,314
Ardagh Packaging Finance PLC / Ardagh				6.13%, 4/15/2025(g)	1,800	1,623
Holdings USA Inc				6.50%, 3/15/2022(g)	935	970
4.25%, 9/15/2022(g)		1,125	1,118	7.00%, 3/15/2024(g)	502	530
4.63%, 5/15/2023(g)		210	211	7.50%, 7/15/2021(g)	473	481
6.00%, 6/30/2021(g)		300	305	Vizient Inc
6.00%, 2/15/2025(g)		1,700	1,719	10.38%, 3/1/2024(g)	5,970	6,612
7.25%, 5/15/2024(g)		775	818			$20,306
Ball Corp				Pipelines - 3.43%
4.00%, 11/15/2023		100	98	American Midstream Partners LP / American
4.38%, 12/15/2020		590	600	Midstream Finance Corp
4.88%, 3/15/2026		100	100	8.50%, 12/15/2021(g)	450	448
5.00%, 3/15/2022		1,220	1,264	Antero Midstream Partners LP / Antero
5.25%, 7/1/2025		483	497	Midstream Finance Corp
Berry Global Inc				5.38%, 9/15/2024	1,075	1,070
5.13%, 7/15/2023		1,625	1,635
5.50%, 5/15/2022		100	103

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Pipelines (continued)
Blue Racer Midstream LLC / Blue Racer			Targa Resources Partners LP / Targa
Finance Corp			Resources Partners Finance Corp
6.13%, 11/15/2022 (g)	$330	$338	4.13%, 11/15/2019	$880	$885
Buckeye Partners LP			4.25%, 11/15/2023	1,335	1,261
6.37%, 1/22/2078(k)	500	488	5.00%, 1/15/2028(g)	1,565	1,448
3 Month LIBOR + 4.02%			5.13%, 2/1/2025	475	461
Cheniere Corpus Christi Holdings LLC			5.25%, 5/1/2023	770	768
5.13%, 6/30/2027	600	585	5.38%, 2/1/2027	100	96
5.88%, 3/31/2025	1,695	1,747	6.75%, 3/15/2024	1,065	1,113
7.00%, 6/30/2024	380	416	Williams Cos Inc/The
Cheniere Energy Partners LP			3.70%, 1/15/2023	575	556
5.25%, 10/1/2025(g)	2,463	2,407	4.55%, 6/24/2024	100	100
Crestwood Midstream Partners LP /			5.75%, 6/24/2044	1,045	1,089
Crestwood Midstream Finance Corp			7.50%, 1/15/2031	355	428
5.75%, 4/1/2025	792	786	7.75%, 6/15/2031	245	298
6.25%, 4/1/2023	695	705	7.88%, 9/1/2021	510	566
DCP Midstream Operating LP					$38,193
2.70%, 4/1/2019	375	371	Private Equity - 0.19%
3.88%, 3/15/2023	108	104	Icahn Enterprises LP / Icahn Enterprises
4.75%, 9/30/2021(g)	221	223	Finance Corp
4.95%, 4/1/2022	354	359	5.88%, 2/1/2022	920	931
5.35%, 3/15/2020(g)	150	154	6.00%, 8/1/2020	200	204
5.60%, 4/1/2044	565	554	6.25%, 2/1/2022	487	497
5.85%, 5/21/2043(g)	805	765	6.38%, 12/15/2025	100	100
3 Month LIBOR + 7.70%			6.75%, 2/1/2024	357	365
6.75%, 9/15/2037(g)	310	336			$2,097
8.13%, 8/16/2030	320	384	Real Estate - 0.12%
9.75%, 3/15/2019(g)	915	963	Crescent Communities LLC/Crescent
Energy Transfer Equity LP			Ventures Inc
5.50%, 6/1/2027	100	100	8.88%, 10/15/2021(g)	220	231
5.88%, 1/15/2024	1,565	1,598	Howard Hughes Corp/The
7.50%, 10/15/2020	1,780	1,907	5.38%, 3/15/2025(g)	100	100
Genesis Energy LP / Genesis Energy Finance			Kennedy-Wilson Inc
Corp			5.88%, 4/1/2024	100	98
5.63%, 6/15/2024	660	629	Realogy Group LLC / Realogy Co-Issuer
6.75%, 8/1/2022	320	325	Corp
Holly Energy Partners LP / Holly Energy			4.50%, 4/15/2019(g)	890	899
Finance Corp			5.25%, 12/1/2021(g)	50	51
6.00%, 8/1/2024(g)	368	369
					$1,379
Martin Midstream Partners LP / Martin			REITs - 3.23%
Midstream Finance Corp			CyrusOne LP / CyrusOne Finance Corp
7.25%, 2/15/2021	340	341	5.00%, 3/15/2024	202	203
NGPL PipeCo LLC			5.38%, 3/15/2027	342	342
4.38%, 8/15/2022(g)	200	199
4.88%, 8/15/2027(g)	371	360	Equinix Inc
			5.38%, 1/1/2022	404	417
NuStar Logistics LP			5.38%, 4/1/2023	300	308
4.75%, 2/1/2022	180	175	5.38%, 5/15/2027	385	392
4.80%, 9/1/2020	640	639	5.75%, 1/1/2025	755	783
5.63%, 4/28/2027	310	294	5.88%, 1/15/2026	963	996
6.75%, 2/1/2021	333	345	ESH Hospitality Inc
PBF Logistics LP / PBF Logistics Finance			5.25%, 5/1/2025(g)	1,569	1,534
Corp			Iron Mountain Inc
6.88%, 5/15/2023	232	234	4.88%, 9/15/2027(g)	396	373
Rockies Express Pipeline LLC			5.25%, 3/15/2028(g)	1,010	951
5.63%, 4/15/2020(g)	1,335	1,382
6.00%, 1/15/2019(g)	895	911	5.75%, 8/15/2024	1,985	1,955
6.85%, 7/15/2018(g)	265	266	6.00%, 8/15/2023	1,360	1,400
6.88%, 4/15/2040(g)	200	231	Iron Mountain US Holdings Inc
7.50%, 7/15/2038(g)	210	252	5.38%, 6/1/2026 (g)	565	545
			iStar Inc
SemGroup Corp			5.00%, 7/1/2019	100	100
7.25%, 3/15/2026	430	427	5.25%, 9/15/2022	250	242
SemGroup Corp / Rose Rock Finance Corp			6.00%, 4/1/2022	300	300
5.63%, 7/15/2022	347	336	6.50%, 7/1/2021	500	509
5.63%, 11/15/2023	1,695	1,598	MGM Growth Properties Operating
Summit Midstream Holdings LLC / Summit			Partnership LP / MGP Finance Co-Issuer Inc
Midstream Finance Corp			5.63%, 5/1/2024	265	270
5.50%, 8/15/2022	514	499	MPT Operating Partnership LP / MPT Finance
5.75%, 4/15/2025	1,752	1,672	Corp
Tallgrass Energy Partners LP / Tallgrass			5.00%, 10/15/2027	2,000	1,895
Energy Finance Corp			5.25%, 8/1/2026	1,385	1,343
5.50%, 9/15/2024(g)	560	568
5.50%, 1/15/2028(g)	265	264	5.50%, 5/1/2024	1,300	1,316
			6.38%, 3/1/2024	1,370	1,432

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)			Retail (continued)
QCP SNF West/Central/East/AL REIT LLC			Neiman Marcus Group Ltd LLC
8.13%, 11/1/2023(g)	$5,220	$5,687	8.00%, 10/15/2021(g)	$800	$540
RHP Hotel Properties LP / RHP Finance			Penske Automotive Group Inc
Corp			5.50%, 5/15/2026	611	593
5.00%, 4/15/2021	210	211	PetSmart Inc
5.00%, 4/15/2023	560	561	5.88%, 6/1/2025(g)	592	425
Sabra Health Care LP / Sabra Capital Corp			7.13%, 3/15/2023(g)	805	467
5.50%, 2/1/2021	1,370	1,401	8.88%, 6/1/2025(g)	385	222
SBA Communications Corp			QVC Inc
4.00%, 10/1/2022(g)	200	190	5.45%, 8/15/2034	405	382
4.88%, 7/15/2022	570	571	Rite Aid Corp
4.88%, 9/1/2024	473	455	6.13%, 4/1/2023(g)	600	608
Starwood Property Trust Inc			Sally Holdings LLC / Sally Capital Inc
3.63%, 2/1/2021(g)	850	835	5.50%, 11/1/2023	50	50
5.00%, 12/15/2021	150	152	5.63%, 12/1/2025	275	269
Uniti Group LP / Uniti Fiber Holdings Inc /			Sonic Automotive Inc
CSL Capital LLC			6.13%, 3/15/2027	125	120
7.13%, 12/15/2024 (g)	950	873	Staples Inc
Uniti Group LP / Uniti Group Finance Inc /			8.50%, 9/15/2025(g)	280	262
CSL Capital LLC			Suburban Propane Partners LP/Suburban
6.00%, 4/15/2023(g)	422	413	Energy Finance Corp
8.25%, 10/15/2023	6,935	6,641	5.50%, 6/1/2024	100	96
VICI Properties 1 LLC / VICI FC Inc			5.88%, 3/1/2027	600	569
8.00%, 10/15/2023	355	395	Yum! Brands Inc
		$35,991	3.75%, 11/1/2021	510	505
Retail - 1.71%			3.88%, 11/1/2020	210	210
1011778 BC ULC / New Red Finance Inc			6.88%, 11/15/2037	250	264
4.25%, 5/15/2024(g)	3,221	3,064			$19,041
4.63%, 1/15/2022(g)	560	561	Semiconductors - 0.68%
5.00%, 10/15/2025 (g)	695	668	Amkor Technology Inc
Asbury Automotive Group Inc			6.38%, 10/1/2022	825	847
6.00%, 12/15/2024	100	100	Micron Technology Inc
Beacon Roofing Supply Inc			5.25%, 1/15/2024(g)	172	179
4.88%, 11/1/2025(g)	585	553	5.50%, 2/1/2025	825	858
Caleres Inc			5.63%, 1/15/2026(g)	330	355
6.25%, 8/15/2023	310	321	NXP BV / NXP Funding LLC
Cumberland Farms Inc			4.13%, 6/15/2020(g)	200	201
6.75%, 5/1/2025(g)	127	132	4.13%, 6/1/2021(g)	1,295	1,299
Dollar Tree Inc			4.63%, 6/15/2022(g)	762	768
5.75%, 3/1/2023	805	840	4.63%, 6/1/2023(g)	300	302
DriveTime Automotive Group Inc /			Qorvo Inc
Bridgecrest Acceptance Corp			6.75%, 12/1/2023	294	312
8.00%, 6/1/2021(g)	230	231	Sensata Technologies BV
Ferrellgas LP / Ferrellgas Finance Corp			5.00%, 10/1/2025(g)	596	594
6.75%, 1/15/2022	250	236	Sensata Technologies UK Financing Co PLC
Ferrellgas Partners LP / Ferrellgas Partners			6.25%, 2/15/2026(g)	1,343	1,396
Finance Corp			STATS ChipPAC Pte Ltd
8.63%, 6/15/2020	100	92	8.50%, 11/24/2020(g)	400	423
FirstCash Inc					$7,534
5.38%, 6/1/2024(g)	114	116	Software - 2.33%
GameStop Corp			Blackboard Inc
6.75%, 3/15/2021(g)	200	202	9.75%, 10/15/2021(g)	200	155
Gap Inc/The			BMC Software Finance Inc
5.95%, 4/12/2021	750	789	8.13%, 7/15/2021(g)	500	499
Golden Nugget Inc			Boxer Parent Co Inc
6.75%, 10/15/2024 (g)	1,161	1,178	9.00%, PIK 9.75%, 10/15/2019 (g),(h),(i)	50	50
8.75%, 10/1/2025(g)	100	104	Camelot Finance SA
Group 1 Automotive Inc			7.88%, 10/15/2024(g)	835	870
5.00%, 6/1/2022	50	50	CDK Global Inc
5.25%, 12/15/2023 (g)	280	276	3.80%, 10/15/2019	395	396
KFC Holding Co/Pizza Hut Holdings			5.00%, 10/15/2024	290	295
LLC/Taco Bell of America LLC			Change Healthcare Holdings LLC / Change
4.75%, 6/1/2027(g)	1,090	1,041	Healthcare Finance Inc
5.00%, 6/1/2024(g)	100	100	5.75%, 3/1/2025(g)	100	98
5.25%, 6/1/2026(g)	1,045	1,051	CURO Financial Technologies Corp
L Brands Inc			12.00%, 3/1/2022(g)	319	351
5.63%, 2/15/2022	150	156	First Data Corp
5.63%, 10/15/2023	500	519	5.00%, 1/15/2024(g)	2,310	2,328
6.63%, 4/1/2021	100	106	5.38%, 8/15/2023(g)	200	204
6.75%, 7/1/2036	450	422	5.75%, 1/15/2024(g)	682	691
6.88%, 11/1/2035	361	339	7.00%, 12/1/2023(g)	2,333	2,441
7.00%, 5/1/2020	200	212

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Software (continued)			Telecommunications (continued)
Genesys Telecommunications Laboratories			Frontier Communications Corp	(continued)
Inc/Greeneden Lux 3 Sarl			7.63%, 4/15/2024		$505	$332
10.00%, 11/30/2024 (g)	$987	$1,091	8.13%, 10/1/2018		320	323
Infor Software Parent LLC / Infor Software			8.75%, 4/15/2022		150	125
Parent Inc			9.00%, 8/15/2031		2,768	1,695
7.13%, PIK 7.88%, 5/1/2021 (g),(h),(i)	879	886	11.00%, 9/15/2025		5,659	4,343
Infor US Inc			10.50%, 9/15/2022		719	633
5.75%, 8/15/2020(g)	216	220	GTT Communications Inc
6.50%, 5/15/2022	937	951	7.88%, 12/31/2024(g)		6,620	6,769
Informatica LLC			HC2 Holdings Inc
7.13%, 7/15/2023(g)	375	375	11.00%, 12/1/2019 (g)		180	184
IQVIA Inc			Hughes Satellite Systems Corp
4.88%, 5/15/2023(g)	100	101	5.25%, 8/1/2026		850	831
5.00%, 10/15/2026 (g)	905	892	6.50%, 6/15/2019		703	725
j2 Cloud Services LLC / j2 Global Co-Obligor			6.63%, 8/1/2026		320	318
Inc			7.63%, 6/15/2021		320	343
6.00%, 7/15/2025(g)	1,124	1,159	Inmarsat Finance PLC
MSCI Inc			4.88%, 5/15/2022(g)		300	290
4.75%, 8/1/2026(g)	385	381	Intelsat Connect Finance SA
5.25%, 11/15/2024 (g)	1,600	1,632	12.50%, 4/1/2022(g)		300	263
5.75%, 8/15/2025(g)	945	987	Intelsat Jackson Holdings SA
Nuance Communications Inc			5.50%, 8/1/2023		1,635	1,373
5.38%, 8/15/2020(g)	625	628	7.25%, 10/15/2020		852	832
5.63%, 12/15/2026	405	404	7.50%, 4/1/2021		385	364
6.00%, 7/1/2024	1,375	1,406	8.00%, 2/15/2024(g)		380	401
Open Text Corp			9.50%, 9/30/2022(g)		400	457
5.63%, 1/15/2023(g)	235	244	Intelsat Luxembourg SA
5.88%, 6/1/2026(g)	1,739	1,808	7.75%, 6/1/2021		700	474
PTC Inc			8.13%, 6/1/2023		565	353
6.00%, 5/15/2024	175	183	Iridium Communications Inc
Rackspace Hosting Inc			10.25%, 4/15/2023 (g)		1,090	1,136
8.63%, 11/15/2024 (g)	2,295	2,327	Koninklijke KPN NV
Riverbed Technology Inc			7.00%, 3/28/2073(g),(k)		300	324
8.88%, 3/1/2023(g)	715	661	USSW10 Index Spread + 5.33%
Solera LLC / Solera Finance Inc			Level 3 Financing Inc
10.50%, 3/1/2024(g)	615	684	5.13%, 5/1/2023		1,172	1,161
TIBCO Software Inc			5.25%, 3/15/2026		480	464
11.38%, 12/1/2021 (g)	150	163	5.38%, 8/15/2022		420	422
Veritas US Inc / Veritas Bermuda Ltd			5.38%, 1/15/2024		787	779
10.50%, 2/1/2024(g)	500	433	5.38%, 5/1/2025		383	377
		$25,994	5.63%, 2/1/2023		200	203
Storage & Warehousing - 0.02%			6.13%, 1/15/2021		50	51
Algeco Global Finance Plc			Nokia OYJ
8.00%, 2/15/2023(g)	200	204	3.38%, 6/12/2022		420	406
			4.38%, 6/12/2027		220	204
Telecommunications - 6.58%			5.38%, 5/15/2019		50	51
Anixter Inc			6.63%, 5/15/2039		216	225
5.13%, 10/1/2021	100	102	Plantronics Inc
C&W Senior Financing DAC			5.50%, 5/31/2023(g)		336	336
6.88%, 9/15/2027(g)	100	99	Qwest Capital Funding Inc
CenturyLink Inc			6.88%, 7/15/2028		379	345
5.63%, 4/1/2020	300	304	7.75%, 2/15/2031		305	280
5.80%, 3/15/2022	200	199	Qwest Corp
6.45%, 6/15/2021	800	817	6.88%, 9/15/2033		1,960	1,861
6.75%, 12/1/2023	100	99	SoftBank Group Corp
6.88%, 1/15/2028	4,870	4,444	4.50%, 4/15/2020(g)		1,963	2,014
7.50%, 4/1/2024	100	102	Sprint Capital Corp
7.65%, 3/15/2042	500	422	6.88%, 11/15/2028		167	170
Cincinnati Bell Inc			8.75%, 3/15/2032		793	908
7.00%, 7/15/2024(g)	629	577	Sprint Communications Inc
Citizens Communications Co			6.00%, 11/15/2022		144	147
7.13%, 3/15/2019	600	597	7.00%, 3/1/2020(g)		414	436
CommScope Inc			7.00%, 8/15/2020		474	500
5.00%, 6/15/2021(g)	760	766	9.00%, 11/15/2018(g)		840	864
5.50%, 6/15/2024(g)	1,002	1,020	11.50%, 11/15/2021		374	447
CommScope Technologies LLC			Sprint Corp
5.00%, 3/15/2027(g)	380	364	7.13%, 6/15/2024		3,803	3,940
6.00%, 6/15/2025(g)	1,370	1,407	7.25%, 9/15/2021		1,388	1,473
Embarq Corp			7.63%, 2/15/2025		1,032	1,086
8.00%, 6/1/2036	3,629	3,447	7.63%, 3/1/2026		450	474
Frontier Communications Corp			7.88%, 9/15/2023		2,500	2,681
6.88%, 1/15/2025	100	61
7.13%, 1/15/2023	490	350

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)		10.24%	Amount (000's)	Value (000's)
Telecommunications (continued)			Advertising - 0.57%
Telecom Italia Capital SA			Advantage Sales & Marketing Inc
6.00%, 9/30/2034	$967	$1,001	8.27%, 7/25/2022(m)	$725	$668
6.38%, 11/15/2033	458	498	US LIBOR + 6.50%
7.20%, 7/18/2036	400	459	Getty Images Inc
7.72%, 6/4/2038	550	663	5.80%, 10/3/2019(m)	6,000	5,691
Telecom Italia SpA/Milano			US LIBOR + 3.50%
5.30%, 5/30/2024(g)	200	204			$6,359
Telefonaktiebolaget LM Ericsson			Aerospace & Defense - 0.04%
4.13%, 5/15/2022	100	99	Jazz Acquisition Inc
Telesat Canada / Telesat LLC			9.05%, 6/19/2022(m)	530	498
8.88%, 11/15/2024 (g)	100	110	US LIBOR + 6.75%
T-Mobile USA Inc
4.50%, 2/1/2026	760	732	Automobile Parts & Equipment - 0.41%
5.38%, 4/15/2027	500	506	Truck Hero Inc
6.00%, 3/1/2023	2,212	2,292	10.47%, 5/16/2025 (m)	4,530	4,549
6.00%, 4/15/2024	1,157	1,212	US LIBOR + 4.00%
6.38%, 3/1/2025	1,542	1,619
6.50%, 1/15/2024	312	327	Commercial Services - 0.45%
6.50%, 1/15/2026	550	585	Learning Care Group US No 2 Inc
Trilogy International Partners LLC / Trilogy			9.40%, 2/26/2026(m)	3,400	3,417
International Finance Inc			US LIBOR + 7.50%
8.88%, 5/1/2022(g)	200	206	ServiceMaster Co LLC/The
ViaSat Inc			4.38%, 11/8/2023(m)	619	623
5.63%, 9/15/2025(g)	305	291	US LIBOR + 2.50%
West Corp			Team Health Holdings Inc
5.38%, 7/15/2022(g)	100	101	4.63%, 2/6/2024(m)	977	946
Wind Tre SpA			US LIBOR + 2.75%
5.00%, 1/20/2026(g)	1,915	1,607			$4,986
Windstream Services LLC / Windstream			Computers - 1.31%
Finance Corp			Harland Clarke Holdings Corp
6.38%, 8/1/2023(g)	189	107	7.05%, 11/3/2023(m)	341	344
7.75%, 10/15/2020	320	274	US LIBOR + 4.75%
8.63%, 10/31/2025 (g)	76	70	Optiv Security Inc
		$73,333	5.12%, 2/1/2024(m)	3,462	3,352
Textiles - 0.01%			US LIBOR + 3.25%
Springs Industries Inc			9.12%, 1/13/2025(m)	1,850	1,767
6.25%, 6/1/2021	100	101	US LIBOR + 7.25%
			Peak 10 Holding Corp
Transportation - 0.17%			9.02%, 7/24/2025(m)	4,660	4,681
CEVA Group PLC			US LIBOR + 7.25%
9.00%, 9/1/2021(g)	500	505	Presidio LLC
Hornbeck Offshore Services Inc			5.05%, 2/2/2024(m)	341	342
5.00%, 3/1/2021	250	140	US LIBOR + 2.75%
5.88%, 4/1/2020	200	129	TierPoint LLC
Teekay Corp			9.15%, 5/5/2025(m)	4,185	4,127
8.50%, 1/15/2020	250	258	US LIBOR + 7.25%
XPO Logistics Inc					$14,613
6.13%, 9/1/2023(g)	155	161	Cosmetics & Personal Care - 0.39%
6.50%, 6/15/2022(g)	705	728	Wellness Merger Sub Inc
		$1,921	11.06%, 6/27/2025 (m)	4,330	4,365
Trucking & Leasing - 0.58%
AerCap Global Aviation Trust			Diversified Financial Services - 0.10%
6.50%, 6/15/2045(g),(k)	200	212	Focus Financial Partners LLC
3 Month LIBOR + 4.30%			9.80%, 5/9/2025(m)	1,100	1,115
Fortress Transportation & Infrastructure			US LIBOR + 7.50%
Investors LLC
6.75%, 3/15/2022(g)	400	406	Electric - 0.07%
Park Aerospace Holdings Ltd			Calpine Corp
4.50%, 3/15/2023(g)	332	318	4.81%, 1/15/2023(m)	581	584
5.25%, 8/15/2022(g)	3,738	3,715	US LIBOR + 2.50%
5.50%, 2/15/2024(g)	1,907	1,852	Vistra Operations Co LLC
		$6,503	4.15%, 12/14/2023(m)	226	227
TOTAL BONDS		$965,108	US LIBOR + 2.75%
	Principal				$811
CONVERTIBLE BONDS - 0.05%	Amount (000's) Value (000's)		Electronics - 0.30%
Software - 0.05%			Lully Finance LLC
CDK Global Inc			10.40%, 10/16/2023 (m)	3,360	3,301
4.88%, 6/1/2027	546	524	US LIBOR + 8.50%

TOTAL CONVERTIBLE BONDS		$524

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Entertainment - 0.12%			Pharmaceuticals - 0.44%
Cowlitz Tribal Gaming Authority			Lanai Holdings III Inc
12.38%, 10/2/2020 (m)	$814	$883	10.86%, 8/14/2023 (m)	$5,170	$4,860
US LIBOR + 10.50%			US LIBOR + 8.50%
SeaWorld Parks & Entertainment Inc
5.30%, 4/2/2023(m)	415	414	Retail - 0.26%
US LIBOR + 3.00%			Bass Pro Group LLC
		$1,297	6.88%, 9/25/2024(m)	388	391
Healthcare - Services - 1.87%			US LIBOR + 5.00%
BCPE Eagle Buyer LLC			General Nutrition Centers Inc
9.93%, 3/16/2025(m)	6,940	6,876	8.88%, 12/30/2022(m)	336	346
US LIBOR + 8.00%			PFS Holding Corp
Envision Healthcare Corp			5.38%, 1/31/2021(m)	3,365	2,116
4.88%, 12/1/2023(m)	303	304	US LIBOR + 3.50%
US LIBOR + 3.00%					$2,853
One Call Corp			Software - 1.14%
6.30%, 11/20/2020 (m)	3,352	3,285	Evergreen Skills Lux Sarl
US LIBOR + 4.00%			6.63%, 4/23/2021(m)	6,840	6,472
US Renal Care Inc			US LIBOR + 4.75%
10.30%, 11/17/2023 (m)	10,340	10,366	10.13%, 4/28/2022 (m)	3,707	3,150
US LIBOR + 8.00%			US LIBOR + 8.25%
		$20,831	First Data Corp
Internet - 0.35%			4.15%, 7/8/2022(m)	1,584	1,589
MH Sub I LLC			US LIBOR + 2.25%
9.40%, 9/15/2025(m)	3,930	3,950	SS&C European Holdings Sarl
US LIBOR + 7.50%			4.40%, 2/28/2025(m)	413	415
			US LIBOR + 2.50%
Investment Companies - 0.71%			SS&C Technologies Inc
Ivory Merger Sub Inc			4.46%, 2/28/2025(m)	1,115	1,123
9.61%, 3/6/2026(m)	2,580	2,574	US LIBOR + 2.50%
Masergy Holdings Inc					$12,749
9.80%, 12/16/2024 (m)	5,393	5,406	Telecommunications - 0.06%
US LIBOR + 7.50%			CenturyLink Inc
		$7,980	4.65%, 1/31/2025(m)	653	643
Lodging - 0.09%			US LIBOR + 2.75%
Parq Holdings LP
9.80%, 12/17/2020 (m)	968	970	TOTAL SENIOR FLOATING RATE INTERESTS		$114,156
US LIBOR + 7.50%			Total Investments		$1,097,064
			Other Assets and Liabilities - 1.57%		$17,514
Machinery - Diversified - 0.28%			TOTAL NET ASSETS - 100.00%		$1,114,578
Engineered Machinery Holdings Inc
9.55%, 7/25/2025(m)	2,899	2,911
US LIBOR + 7.25%			(a) Non-income producing security
9.55%, 7/25/2025(m)	212	213	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
US LIBOR + 7.25%			information.
		$3,124	(c)	The value of these investments was determined using significant
Media - 0.07%			unobservable inputs.
Univision Communications Inc			(d)	Fair value of these investments is determined in good faith by the Manager
4.63%, 3/15/2024(m)	786	774	under procedures established and periodically reviewed by the Board of
US LIBOR + 2.75%			Directors. Certain inputs used in the valuation may be unobservable;
			however, each security is evaluated individually for purposes of ASC 820
Metal Fabrication & Hardware - 0.37%			which results in not all securities being identified as Level 3 of the fair
Crosby US Acquisition Corp			value hierarchy. At the end of the period, the fair value of these securities
4.90%, 11/6/2020(m)	4,218	4,164	totaled $13,178 or 1.18% of net assets.
US LIBOR + 3.00%			(e)	Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the
Miscellaneous Manufacturers - 0.65%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
UTEX Industries Inc			outstanding voting shares of the security). Please see affiliated sub-
5.90%, 8/4/2025(m)	4,626	4,545	schedule for transactional information.
US LIBOR + 4.00%			(f) Current yield shown is as of period end.
9.15%, 5/22/2022(m)	2,830	2,730	(g)	Security exempt from registration under Rule 144A of the Securities Act of
US LIBOR + 7.25%			1933. These securities may be resold in transactions exempt from
		$7,275	registration, normally to qualified institutional buyers. At the end of the
Packaging & Containers - 0.19%			period, the value of these securities totaled $515,991 or 46.29% of net
Berlin Packaging LLC			assets.
8.64%, 10/1/2022(m)	1,395	1,398	(h)	Certain variable rate securities are not based on a published reference
US LIBOR + 6.75%			rate and spread but are determined by the issuer or agent and are based
Reynolds Group Holdings Inc			on current market conditions. These securities do not indicate a reference
4.65%, 2/5/2023(m)	687	691	rate and spread in their description.
US LIBOR + 2.75%			(i)	Payment in kind; the issuer has the option of paying additional securities
		$2,089	in lieu of cash.
			(j)	Perpetual security. Perpetual securities pay an indefinite stream of
			interest, but they may be called by the issuer at an earlier date.

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

(k)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(l)	Security purchased on a when-issued basis.
(m)	Rate information disclosed is based on an average weighted rate as of period end.

Portfolio Summary (unaudited)
Sector					Percent
Consumer, Non-cyclical					19.03%
Communications					17.12%
Financial					12.37%
Energy					11.13%
Consumer, Cyclical					10.00%
Industrial					9.71%
Basic Materials					7.08%
Technology					7.04%
Utilities					2.90%
Investment Companies					1.55%
Diversified					0.50%
Other Assets and Liabilities					1.57%
TOTAL NET ASSETS					100.00%

Affiliated Securities	October 31, 2017					Purchases		Sales			April 30, 2018
					Value	Cost	Proceeds					Value
Principal Government Money Market Fund	$				—	$195,924		$178,688	$			17,236
	$				—	$195,924		$178,688	$			17,236

			Realized Gain/Loss				Realized Gain from				Change in Unrealized
			Income		on Investments		Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund			$121	$		— $			—			$—
			$121	$		— $			—			$—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date				Cost		Value		Percent of Net Assets
General Motors Co			1/31/2013				$—			$—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
Goodman Networks Inc			6/1/2017				—			—		0.00%
Goodman Networks Inc			6/1/2017				—			23		0.00%
Neebo, Inc - Warrants			7/5/2012				—			—		0.00%
Neebo, Inc - Warrants			7/5/2012				—			—		0.00%
SportsNet New York			12/27/2017				4,068		4,130			0.37%
Total									$4,153			0.37%
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied
Credit Spread			(Pay)/								Unrealized
	as of April 30,		Receive Fixed		Payment		Notional	Upfront			Appreciation/
Reference Entity	2018	(a)	Rate		Frequency	Maturity Date	Amount (b)		Payments/(Receipts)		(Depreciation)	Fair Value (c)
CDX.NA.HY.30	N/A		5.00%		Quarterly	6/20/2023	$22,500		$1,400		$156	$1,556
Total									$1,400		$156	$1,556

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $22,500 .

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments Income Fund April 30, 2018 (unaudited)

COMMON STOCKS - 1.53%	Shares Held	Value (000's)			Principal
Diversified Financial Services - 0.00%			BONDS (continued)		Amount (000's) Value (000's)
Adelphia Recovery Trust (a),(b)	658,740	$1	Banks (continued)
			Goldman Sachs Group Inc/The	(continued)
Oil & Gas - 0.74%			3.63%, 1/22/2023		$4,000	$3,983
Linn Energy Inc (c)	258,490	10,133	5.25%, 7/27/2021		13,000	13,752
W&T Offshore Inc (c)	2,148,775	13,107	JPMorgan Chase & Co
		$23,240	3.25%, 9/23/2022		5,000	4,950
Transportation - 0.79%			3.63%, 5/13/2024		15,000	14,893
Trailer Bridge Inc (a),(b),(c)	152,807	24,961	3.90%, 7/15/2025		5,000	4,973
			5.83%, 4/29/2049(h)		7,000	7,052
TOTAL COMMON STOCKS		$48,202	3 Month LIBOR + 3.47%
INVESTMENT COMPANIES - 2.00%	Shares Held	Value (000's)	Morgan Stanley
Money Market Funds - 2.00%			2.65%, 1/27/2020		5,000	4,970
Principal Government Money Market Fund	62,931,346	62,931	3.95%, 4/23/2027		10,000	9,609
1.55%(d),(e)			4.00%, 7/23/2025		5,000	4,985
			4.88%, 11/1/2022		2,000	2,076
TOTAL INVESTMENT COMPANIES		$62,931	5.50%, 7/28/2021		5,000	5,314
	Principal		PNC Bank NA
BONDS - 61.33%	Amount (000's)	Value (000's)	2.95%, 1/30/2023		5,000	4,843
Airlines - 0.26%			2.95%, 2/23/2025		10,000	9,523
United Airlines 2013-1 Class A Pass Through			3.10%, 10/25/2027		4,750	4,475
Trust			PNC Financial Services Group Inc/The
			6.75%, 7/29/2049(g),(h)		18,000	19,417
4.30%, 2/15/2027	$7,968	$8,075
			3 Month LIBOR + 3.68%
Apparel - 0.40%			SunTrust Bank/Atlanta GA
Under Armour Inc			2.75%, 5/1/2023		15,000	14,424
3.25%, 6/15/2026	14,250	12,662	3.30%, 5/15/2026		5,000	4,732
			SunTrust Banks Inc
Automobile Floor Plan Asset Backed Securities - 1.38%			2.70%, 1/27/2022		9,000	8,764
Ally Master Owner Trust			US Bancorp
2.33%, 6/15/2022	15,000	15,026	2.95%, 7/15/2022		5,000	4,900
1 Month LIBOR + 0.43%			3.00%, 3/15/2022		2,000	1,981
BMW Floorplan Master Owner Trust			3.60%, 9/11/2024		9,500	9,421
2.40%, 7/15/2020(f)	13,500	13,508	4.13%, 5/24/2021		3,000	3,087
1 Month LIBOR + 0.50%			US Bank NA/Cincinnati OH
Ford Credit Floorplan Master Owner Trust A			2.80%, 1/27/2025		5,000	4,739
2.80%, 2/15/2021	15,000	15,086	Wells Fargo & Co
1 Month LIBOR + 0.90%			3.07%, 1/24/2023		16,000	15,573
			5.89%, 12/31/2049(h)		15,000	15,169
		$43,620	3 Month LIBOR + 3.77%
Automobile Manufacturers - 1.49%
American Honda Finance Corp						$310,862
2.16%, 11/19/2018	19,000	19,024	Beverages - 0.89%
3 Month LIBOR + 0.28%			Anheuser-Busch InBev Finance Inc
2.30%, 9/9/2026	4,750	4,340	3.65%, 2/1/2026		7,500	7,333
3.80%, 9/20/2021(f)	10,000	10,163	4.70%, 2/1/2036		11,500	11,845
Ford Motor Credit Co LLC			Anheuser-Busch InBev Worldwide Inc
4.39%, 1/8/2026	9,500	9,354	2.50%, 7/15/2022		9,000	8,709
General Motors Co						$27,887
4.88%, 10/2/2023	4,000	4,122	Biotechnology - 2.03%
		$47,003	Amgen Inc
Banks - 9.86%			3.63%, 5/15/2022		4,500	4,527
Bank of America Corp			3.88%, 11/15/2021		13,000	13,223
2.88%, 4/24/2023(g)	15,000	14,592	Celgene Corp
3 Month LIBOR + 1.02%			3.45%, 11/15/2027		5,000	4,681
3.88%, 8/1/2025	7,000	6,939	3.90%, 2/20/2028		10,000	9,657
5.99%, 12/31/2049 (h)	1,280	1,286	Gilead Sciences Inc
3 Month LIBOR + 3.63%			3.50%, 2/1/2025		4,750	4,703
6.50%, 7/15/2018	2,000	2,016	3.65%, 3/1/2026		18,000	17,802
6.75%, 6/1/2028	2,000	2,374	4.40%, 12/1/2021		9,000	9,343
8.13%, 12/29/2049 (g),(h)	10,000	10,020				$63,936
3 Month LIBOR + 3.64%			Chemicals - 0.91%
Bank of New York Mellon Corp/The			Airgas Inc
2.20%, 8/16/2023	9,500	8,914	2.38%, 2/15/2020		7,000	6,917
2.60%, 8/17/2020	9,500	9,424	3.65%, 7/15/2024		6,750	6,772
2.80%, 5/4/2026	4,500	4,213	OCI NV
3.00%, 10/30/2028	7,000	6,378	6.63%, 4/15/2023(f)		1,600	1,622
Citigroup Inc			Westlake Chemical Corp
3.88%, 3/26/2025	20,000	19,445	3.60%, 8/15/2026		11,500	10,911
4.45%, 9/29/2027	8,000	7,956	4.88%, 5/15/2023		2,500	2,563
4.50%, 1/14/2022	4,000	4,144				$28,785
Cullen/Frost Bankers Inc			Commercial Services - 0.54%
4.50%, 3/17/2027	7,000	7,032	ERAC USA Finance LLC
Goldman Sachs Group Inc/The			3.30%, 10/15/2022(f)		2,000	1,975
3.50%, 11/16/2026	9,000	8,524	4.50%, 8/16/2021(f)		6,000	6,192

See accompanying notes.

Schedule of Investments Income Fund April 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Services (continued)				Electronics - 0.61%
ERAC USA Finance LLC	(continued)			Corning Inc
7.00%, 10/15/2037 (f)		$7,000	$8,934	2.90%, 5/15/2022	$5,000	$4,908
			$17,101	4.25%, 8/15/2020	10,000	10,217
Computers - 0.71%				4.75%, 3/15/2042	4,000	4,148
Apple Inc						$19,273
2.40%, 5/3/2023		13,000	12,491	Environmental Control - 1.32%
3.25%, 2/23/2026		10,000	9,752	Advanced Disposal Services Inc
				5.63%, 11/15/2024(f)	11,500	11,615
			$22,243
Credit Card Asset Backed Securities - 0.26%				Republic Services Inc
Cabela's Credit Card Master Note Trust				3.20%, 3/15/2025	10,000	9,629
2.57%, 7/17/2023		8,000	8,060	3.55%, 6/1/2022	6,000	6,005
1 Month LIBOR + 0.67%				3.80%, 5/15/2018	2,000	2,001
				5.00%, 3/1/2020	12,000	12,403
Diversified Financial Services - 0.89%						$41,653
GE Capital International Funding Co				Food - 0.61%
Unlimited Co				Kraft Heinz Foods Co
2.34%, 11/15/2020		1,659	1,621	3.50%, 7/15/2022	5,000	4,960
Jefferies Finance LLC / JFIN Co-Issuer Corp				3.95%, 7/15/2025	14,500	14,284
7.38%, 4/1/2020(f)		3,750	3,783			$19,244
Jefferies Group LLC				Gas - 0.06%
5.13%, 1/20/2023		1,500	1,569	NiSource Inc
6.25%, 1/15/2036		9,000	9,580	3.85%, 2/15/2023	2,000	2,013
8.50%, 7/15/2019		4,000	4,245
Jefferies Group LLC / Jefferies Group Capital				Healthcare - Services - 2.53%
Finance Inc				Encompass Health Corp
4.15%, 1/23/2030		6,000	5,504	5.75%, 11/1/2024	7,000	7,122
4.85%, 1/15/2027		1,750	1,747	5.75%, 9/15/2025	1,000	1,023
			$28,049	HCA Inc
Electric - 6.25%				5.88%, 5/1/2023	4,500	4,691
Black Hills Corp				7.50%, 2/15/2022	3,000	3,300
3.15%, 1/15/2027		7,500	6,956	7.50%, 11/6/2033	1,700	1,832
Entergy Louisiana LLC				Roche Holdings Inc
3.25%, 4/1/2028		8,000	7,650	2.64%, 9/30/2019 (f)	31,000	31,145
Entergy Texas Inc				3 Month LIBOR + 0.34%
2.55%, 6/1/2021		14,500	14,153	Surgery Center Holdings Inc
GenOn Americas Generation LLC				6.75%, 7/1/2025(f)	3,000	2,835
0.00%, 10/1/2021(c)		12,500	6,594	8.88%, 4/15/2021(f)	27,000	27,743
GenOn Energy Inc						$79,691
0.00%, 10/15/2020 (c)		8,550	6,990	Housewares - 0.33%
LG&E & KU Energy LLC				Newell Brands Inc
3.75%, 11/15/2020		5,000	5,051	3.85%, 4/1/2023	6,000	5,952
4.38%, 10/1/2021		5,000	5,143	4.20%, 4/1/2026	4,500	4,419
Louisville Gas & Electric Co						$10,371
3.30%, 10/1/2025		3,000	2,941	Insurance - 1.77%
Metropolitan Edison Co				Berkshire Hathaway Inc
3.50%, 3/15/2023(f)		9,000	8,938	3.00%, 2/11/2023	5,000	4,964
Monongahela Power Co				3.75%, 8/15/2021	5,000	5,120
3.55%, 5/15/2027(f)		5,000	4,882	Fidelity National Financial Inc
Oncor Electric Delivery Co LLC				5.50%, 9/1/2022	5,000	5,362
2.95%, 4/1/2025		4,000	3,832	First American Financial Corp
7.00%, 9/1/2022		17,000	19,380	4.30%, 2/1/2023	20,000	20,075
PacifiCorp				4.60%, 11/15/2024	5,000	5,001
5.25%, 6/15/2035		5,000	5,738	Prudential Financial Inc
6.25%, 10/15/2037		2,000	2,577	3.88%, 3/27/2028	7,000	6,962
Solar Star Funding LLC				4.50%, 11/16/2021	2,000	2,081
3.95%, 6/30/2035(f)		6,581	6,262	5.38%, 6/21/2020	2,000	2,090
5.38%, 6/30/2035(f)		14,753	15,606	7.38%, 6/15/2019	4,000	4,196
Southwestern Electric Power Co						$55,851
2.75%, 10/1/2026		10,000	9,221	Internet - 0.44%
3.55%, 2/15/2022		12,000	12,053	Amazon.com Inc
3.85%, 2/1/2048		7,000	6,591	4.05%, 8/22/2047(f)	14,000	13,848
Talen Energy Supply LLC
4.60%, 12/15/2021		11,000	9,350	Iron & Steel - 1.04%
TransAlta Corp				Allegheny Technologies Inc
4.50%, 11/15/2022		18,000	18,000	5.95%, 1/15/2021	17,000	17,255
Tucson Electric Power Co				7.88%, 8/15/2023	14,250	15,441
3.05%, 3/15/2025		2,000	1,898			$32,696
3.85%, 3/15/2023		14,000	14,069	Lodging - 0.13%
5.15%, 11/15/2021		3,000	3,139	Boyd Gaming Corp
			$197,014	6.88%, 5/15/2023	4,000	4,200

See accompanying notes.

Schedule of Investments Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Media - 2.11%			Other Asset Backed Securities (continued)
21st Century Fox America Inc			Drug Royalty III LP 1	(continued)
4.50%, 2/15/2021	$5,000	$5,162	4.85%, 4/15/2027(f)		$3,120	$3,134
6.40%, 12/15/2035	8,000	9,949	3 Month LIBOR + 2.50%
Comcast Corp			PFS Financing Corp
2.85%, 1/15/2023	10,000	9,729	2.48%, 3/15/2021(f)		16,000	16,017
3.13%, 7/15/2022	2,000	1,986	1 Month LIBOR + 0.58%
3.30%, 2/1/2027	10,000	9,503	Trafigura Securitisation Finance PLC 2017-1
5.15%, 3/1/2020	2,000	2,077	2.75%, 12/15/2020(f)		16,000	16,084
Time Warner Cable LLC			1 Month LIBOR + 0.85%
4.00%, 9/1/2021	2,000	2,006	Verizon Owner Trust 2017-3
4.13%, 2/15/2021	2,000	2,017	2.17%, 4/20/2022(f)		12,500	12,516
5.00%, 2/1/2020	2,000	2,052	1 Month LIBOR + 0.27%
6.55%, 5/1/2037	6,000	6,625				$59,687
6.75%, 6/15/2039	5,500	6,203	Packaging & Containers - 0.28%
7.30%, 7/1/2038	7,750	9,113	Sealed Air Corp
		$66,422	5.50%, 9/15/2025(f)		2,000	2,067
Miscellaneous Manufacturers - 0.44%			6.88%, 7/15/2033(f)		6,000	6,690
General Electric Co						$8,757
3.12%, 3/15/2023	13,000	13,127	Pharmaceuticals - 0.42%
3 Month LIBOR + 1.00%			AbbVie Inc
5.30%, 2/11/2021	573	601	2.90%, 11/6/2022		13,750	13,386
		$13,728
Oil & Gas - 4.79%			Pipelines - 3.16%
Andeavor			Buckeye Partners LP
5.38%, 10/1/2022	8,750	8,996	3.95%, 12/1/2026		10,000	9,416
BG Energy Capital PLC			4.15%, 7/1/2023		10,000	9,977
4.00%, 10/15/2021 (f)	11,500	11,717	4.35%, 10/15/2024		7,500	7,468
BP Capital Markets PLC			Columbia Pipeline Group Inc
2.50%, 11/6/2022	3,000	2,889	4.50%, 6/1/2025		11,000	11,095
3.12%, 5/4/2026	7,000	6,697	El Paso Natural Gas Co LLC
3.25%, 5/6/2022	4,000	3,990	7.50%, 11/15/2026		9,500	11,289
4.75%, 3/10/2019	14,000	14,252	NGPL PipeCo LLC
Canadian Natural Resources Ltd			4.88%, 8/15/2027(f)		500	486
3.80%, 4/15/2024	7,000	6,941	Plains All American Pipeline LP / PAA
Helmerich & Payne International Drilling Co			Finance Corp
4.65%, 3/15/2025	7,000	7,228	4.50%, 12/15/2026		13,000	12,812
Nabors Industries Inc			Southeast Supply Header LLC
5.00%, 9/15/2020	14,000	14,105	4.25%, 6/15/2024(f)		14,000	14,062
5.10%, 9/15/2023	5,000	4,750	Southern Natural Gas Co LLC
5.50%, 1/15/2023	9,000	8,815	8.00%, 3/1/2032		4,000	5,155
Petro-Canada			Tennessee Gas Pipeline Co LLC
9.25%, 10/15/2021	8,500	10,074	8.38%, 6/15/2032		2,000	2,512
Phillips 66			TransCanada PipeLines Ltd
4.30%, 4/1/2022	9,000	9,316	6.10%, 6/1/2040		5,000	6,009
Rowan Cos Inc			7.25%, 8/15/2038		7,000	9,331
4.88%, 6/1/2022	8,000	7,400				$99,612
Suncor Energy Inc			REITs - 7.76%
4.00%, 11/15/2047	4,500	4,298	Alexandria Real Estate Equities Inc
W&T Offshore Inc			3.90%, 6/15/2023		4,000	4,007
8.50%, PIK 10.00%, 6/15/2021 (f),(i),(j)	5,447	5,066
9.00%, PIK 10.75%, 5/15/2020 (f),(i),(j)	6,108	6,047	4.30%, 1/15/2026		9,000	8,991
			4.60%, 4/1/2022		20,500	21,191
Whiting Petroleum Corp			CBL & Associates LP
5.75%, 3/15/2021	18,000	18,428	5.95%, 12/15/2026		11,500	9,222
		$151,009	CubeSmart LP
Oil & Gas Services - 2.17%			4.00%, 11/15/2025		5,000	4,909
Archrock Partners LP / Archrock Partners			4.38%, 12/15/2023		8,000	8,157
Finance Corp			4.80%, 7/15/2022		15,000	15,513
6.00%, 4/1/2021	24,000	23,940	Duke Realty LP
Schlumberger Holdings Corp			3.25%, 6/30/2026		5,000	4,696
3.63%, 12/21/2022 (f)	6,500	6,509	3.88%, 10/15/2022		3,000	3,029
4.00%, 12/21/2025 (f)	9,500	9,509	4.38%, 6/15/2022		4,000	4,117
Weatherford International Ltd			HCP Inc
4.50%, 4/15/2022	16,500	14,603	2.63%, 2/1/2020		5,000	4,940
5.13%, 9/15/2020	14,000	13,720	3.75%, 2/1/2019		5,000	5,021
		$68,281	5.38%, 2/1/2021		468	489
Other Asset Backed Securities - 1.89%			Healthcare Realty Trust Inc
Drug Royalty II LP 2			3.88%, 5/1/2025		5,000	4,862
3.48%, 7/15/2023(f)	4,761	4,722	Hospitality Properties Trust
Drug Royalty III LP 1			4.50%, 6/15/2023		5,000	5,045
3.60%, 4/15/2027(f)	3,510	3,452	4.65%, 3/15/2024		5,000	5,026
3.98%, 4/15/2027(f)	3,791	3,762	4.95%, 2/15/2027		5,000	4,994
			5.00%, 8/15/2022		14,000	14,432

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS - 33.20%	Amount (000's)	Value (000's)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) - 4.83%
Kimco Realty Corp			3.00%, 10/1/2042	$10,475	$10,199
6.88%, 10/1/2019	$12,000	$12,600	3.00%, 10/1/2042	10,339	10,062
Omega Healthcare Investors Inc			3.00%, 11/1/2042	10,334	10,055
4.75%, 1/15/2028	7,000	6,721	3.00%, 6/1/2043	12,754	12,401
5.25%, 1/15/2026	7,500	7,520	3.00%, 12/1/2046	19,376	18,712
Physicians Realty LP			3.50%, 10/1/2041	4,842	4,848
4.30%, 3/15/2027	17,000	16,639	3.50%, 4/1/2042	7,507	7,516
Simon Property Group LP			3.50%, 4/1/2042	5,618	5,625
2.75%, 2/1/2023	7,000	6,744	3.50%, 4/1/2045	11,297	11,258
4.38%, 3/1/2021	3,000	3,086	4.00%, 4/1/2039	4,286	4,403
Ventas Realty LP			4.00%, 2/1/2045	6,865	7,024
3.85%, 4/1/2027	21,000	20,132	4.00%, 2/1/2046	12,485	12,774
Ventas Realty LP / Ventas Capital Corp			4.00%, 6/1/2046	12,473	12,761
3.25%, 8/15/2022	8,000	7,846	4.50%, 6/1/2039	1,735	1,821
Welltower Inc			4.50%, 7/1/2039	5,414	5,699
3.75%, 3/15/2023	3,000	2,992	4.50%, 12/1/2040	5,320	5,600
4.25%, 4/15/2028	4,000	3,925	4.50%, 10/1/2041	6,837	7,197
4.50%, 1/15/2024	5,000	5,124	5.00%, 10/1/2038	725	750
4.95%, 1/15/2021	3,000	3,104	5.00%, 8/1/2039	3,219	3,451
6.13%, 4/15/2020	2,000	2,106	6.00%, 3/1/2031	24	26
Weyerhaeuser Co			6.00%, 5/1/2032	126	139
3.25%, 3/15/2023	5,000	4,910			$152,321
4.70%, 3/15/2021	12,000	12,419	Federal National Mortgage Association (FNMA) - 14.13%
		$244,509	3.00%, 3/1/2042	8,296	8,080
Savings & Loans - 0.21%			3.00%, 3/1/2042	7,519	7,322
First Niagara Financial Group Inc			3.00%, 5/1/2042	9,032	8,798
7.25%, 12/15/2021	6,000	6,714	3.00%, 6/1/2042	8,305	8,091
			3.00%, 6/1/2042	8,156	7,946
Software - 1.32%			3.50%, 12/1/2040	5,674	5,676
Oracle Corp			3.50%, 1/1/2041	4,317	4,318
2.50%, 5/15/2022	24,000	23,426	3.50%, 1/1/2041	4,518	4,519
2.95%, 5/15/2025	19,000	18,214	3.50%, 12/1/2041	3,883	3,885
		$41,640	3.50%, 1/1/2042	6,189	6,191
Telecommunications - 2.07%			3.50%, 3/1/2042	6,310	6,312
Qwest Corp			3.50%, 4/1/2042	8,759	8,761
6.75%, 12/1/2021	19,000	20,432	3.50%, 2/1/2043	10,477	10,469
Sprint Corp			3.50%, 6/1/2043	10,614	10,604
7.88%, 9/15/2023	7,500	8,044	3.50%, 3/1/2045	11,569	11,534
Sprint Spectrum Co LLC / Sprint Spectrum Co			3.50%, 6/1/2045	16,165	16,106
II LLC / Sprint Spectrum Co III LLC			3.50%, 7/1/2045	13,460	13,411
3.36%, 3/20/2023(f)	6,344	6,321	3.50%, 11/1/2045	15,848	15,772
5.15%, 3/20/2028(f)	16,000	16,220	3.50%, 5/1/2046	14,052	13,971
T-Mobile USA Inc			3.50%, 6/1/2046	12,764	12,691
6.38%, 3/1/2025	13,500	14,175	4.00%, 3/1/2039	2,805	2,878
		$65,192	4.00%, 8/1/2040	2,616	2,684
Transportation - 0.00%			4.00%, 9/1/2040	5,527	5,671
Trailer Bridge Inc			4.00%, 11/1/2040	3,511	3,605
0.00%, 11/15/2018 (a),(b),(c)	12,000	—	4.00%, 10/1/2041	4,441	4,558
			4.00%, 10/1/2041	3,048	3,127
TOTAL BONDS		$1,933,074	4.00%, 11/1/2041	9,427	9,674
	Principal		4.00%, 4/1/2042	6,039	6,197
CONVERTIBLE BONDS - 0.59%	Amount (000's)	Value (000's)	4.00%, 8/1/2043	11,156	11,441
			4.00%, 8/1/2043	9,051	9,288
Insurance - 0.59%			4.00%, 11/1/2043	11,119	11,410
AmTrust Financial Services Inc			4.00%, 11/1/2043	8,942	9,166
2.75%, 12/15/2044	20,500	18,739	4.00%, 1/1/2044	9,255	9,486
			4.00%, 2/1/2044	10,561	10,830
TOTAL CONVERTIBLE BONDS		$18,739	4.00%, 7/1/2044	8,250	8,423
SENIOR FLOATING RATE INTERESTS -	Principal		4.00%, 9/1/2044	8,062	8,231
0.64%	Amount (000's) Value (000's)		4.00%, 11/1/2044	10,224	10,457
Pipelines - 0.29%			4.00%, 8/1/2046	14,975	15,327
BCP Renaissance Parent LLC			4.00%, 1/1/2047	14,639	14,943
6.36%, 9/19/2024(k)	$9,250	$9,289
US LIBOR + 4.00%			4.50%, 8/1/2039	2,000	2,110
			4.50%, 5/1/2040	2,570	2,705
			4.50%, 8/1/2040	8,159	8,587
Software - 0.35%			4.50%, 10/1/2040	5,329	5,607
Ivanti Software Inc			4.50%, 12/1/2040	6,563	6,909
10.91%, 1/20/2025 (k)	11,500	10,882
US LIBOR + 9.00%			4.50%, 8/1/2041	7,507	7,903
			4.50%, 10/1/2043	5,018	5,267
			4.50%, 5/1/2044	10,045	10,521
TOTAL SENIOR FLOATING RATE INTERESTS		$20,171	4.50%, 6/1/2046	10,839	11,300
			4.50%, 5/1/2047	14,969	15,620
			4.50%, 5/1/2047	17,301	18,038

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(i)	Certain variable rate securities are not based on a published reference
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	rate and spread but are determined by the issuer or agent and are based
Federal National Mortgage Association (FNMA) (continued)			on current market conditions. These securities do not indicate a reference
5.00%, 8/1/2035	$1,494	$1,603	rate and spread in their description.
5.00%, 4/1/2040	2,644	2,847	(j)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 6/1/2040	2,418	2,604	in lieu of cash.
5.50%, 2/1/2035	1,687	1,845	(k)	Rate information disclosed is based on an average weighted rate as of
6.00%, 4/1/2032	45	50	period end.
		$445,369
U.S. Treasury - 14.24%
1.25%, 10/31/2019	15,000	14,743	Portfolio Summary (unaudited)
1.38%, 11/30/2018	15,000	14,937	Sector	Percent
1.50%, 8/15/2026	15,000	13,424	Financial	21.08%
1.63%, 4/30/2019	15,000	14,902	Mortgage Securities	18.96%
1.63%, 7/31/2019	15,000	14,863	Government	14.24%
1.63%, 6/30/2020	15,000	14,715	Energy	11.15%
1.63%, 11/15/2022	15,000	14,271	Consumer, Non-cyclical	7.02%
1.75%, 5/15/2022	15,000	14,440	Utilities	6.31%
1.75%, 5/15/2023	15,000	14,262	Communications	4.62%
2.00%, 11/15/2021	15,000	14,654	Asset Backed Securities	3.53%
2.25%, 11/15/2024	5,000	4,810	Industrial	3.44%
2.25%, 8/15/2027	15,000	14,166	Consumer, Cyclical	2.61%
2.38%, 5/31/2018	15,000	15,008	Technology	2.38%
2.50%, 5/15/2024	15,000	14,698	Investment Companies	2.00%
2.63%, 11/15/2020	15,000	15,014	Basic Materials	1.95%
2.75%, 11/15/2023	15,000	14,940	Other Assets and Liabilities	0.71%
2.75%, 2/15/2028	15,000	14,764	TOTAL NET ASSETS	100.00%
2.75%, 11/15/2047	15,000	13,996
2.88%, 5/15/2043	15,000	14,458
2.88%, 8/15/2045	15,000	14,395
3.00%, 11/15/2044	15,000	14,760
3.00%, 11/15/2045	15,000	14,745
3.00%, 2/15/2048	15,000	14,722
3.13%, 5/15/2021	15,000	15,206
3.13%, 8/15/2044	15,000	15,101
3.38%, 5/15/2044	15,000	15,772
3.50%, 2/15/2039	15,000	16,126
3.63%, 2/15/2020	15,000	15,302
3.63%, 2/15/2044	15,000	16,435
3.75%, 11/15/2043	10,000	11,172
4.38%, 2/15/2038	15,000	18,065
		$448,866
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,046,556
Total Investments		$3,129,673
Other Assets and Liabilities - 0.71%		$22,267
TOTAL NET ASSETS - 100.00%		$3,151,940

(a)	The value of these investments was determined using significant unobservable inputs.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $24,962 or 0.79% of net assets.
(c)	Non-income producing security
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $313,432 or 9.94% of net assets.
(g)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$359,899	$296,968		$62,931
		$—		$359,899	$296,968		$62,931

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$416		$—			$—	$—
	$416		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.50%	Shares Held	Value (000's)		Principal
Money Market Funds - 1.50%			BONDS (continued)	Amount (000's)		Value (000's)
Principal Government Money Market Fund	23,620,715	$23,621	Other Asset Backed Securities (continued)
1.55%(a),(b)			Long Beach Mortgage Loan Trust 2004-2
			2.69%, 6/25/2034		$52	$51
TOTAL INVESTMENT COMPANIES		$23,621	1 Month LIBOR + 0.80%
	Principal					$92
BONDS - 6.37%	Amount (000's)	Value (000's)	Sovereign - 6.26%
Commercial Mortgage Backed Securities - 0.00%			Canadian Government Real Return Bond
CD 2007-CD4 Commercial Mortgage Trust			4.25%, 12/1/2026	CAD	4,423	4,530
0.78%, 12/11/2049 (c),(d),(e)	$117	$—	Italy Buoni Poliennali Del Tesoro
Commercial Mortgage Trust 2007-GG9			1.25%, 10/27/2020	EUR	3,173	4,044
0.41%, 3/10/2039(c),(d),(e)	2,662	—	1.65%, 4/23/2020		5,922	7,525
Ginnie Mae			Japanese Government CPI Linked Bond
1.18%, 3/16/2047(c),(d)	300	9	0.10%, 9/10/2024	JPY	3,887,837	37,289
ML-CFC Commercial Mortgage Trust 2006-			0.10%, 3/10/2027		1,274,071	12,354
3			Mexican Udibonos
0.84%, 7/12/2046(c),(d),(e)	223	—	2.00%, 6/9/2022	MXN	75,328	3,778
		$9	4.50%, 12/4/2025		42,183	2,388
Home Equity Asset Backed Securities - 0.00%			New Zealand Government Bond
Option One Mortgage Loan Trust 2005-1			2.50%, 9/20/2035	NZD	7,175	5,638
3.40%, 2/25/2035	23	9	2.50%, 9/20/2040		3,392	2,594
1 Month LIBOR + 1.50%			3.00%, 9/20/2030		15,398	12,946
			United Kingdom Gilt Inflation Linked
Mortgage Backed Securities - 0.10%			0.75%, 11/22/2047	GBP	2,195	5,542
Alternative Loan Trust 2006-OA6						$98,628
2.16%, 7/25/2046	25	22	TOTAL BONDS			$100,374
1 Month LIBOR + 0.26%			U.S. GOVERNMENT & GOVERNMENT	Principal
Chase Mortgage Finance Trust Series 2007-			AGENCY OBLIGATIONS - 92.71%	Amount (000's)		Value (000's)
A2			U.S. Treasury Inflation-Indexed Obligations - 92.71%
3.83%, 7/25/2037(d)	56	56	0.13%, 4/15/2021		$64,531	$63,624
Fannie Mae REMIC Trust 2004-W5			0.13%, 1/15/2022		78,566	77,256
2.35%, 2/25/2047	25	24	0.13%, 4/15/2022		119,076	116,627
1 Month LIBOR + 0.45%			0.13%, 7/15/2022		27,031	26,588
Fannie Mae REMIC Trust 2005-W2			0.13%, 1/15/2023		67,705	66,132
2.10%, 5/25/2035	11	11	0.13%, 7/15/2024		67,337	65,263
1 Month LIBOR + 0.20%			0.13%, 7/15/2026		42,379	40,466
Freddie Mac REMICS			0.25%, 1/15/2025(f)		102,634	99,569
2.30%, 9/15/2033	1	1	0.38%, 7/15/2023		24,163	23,910
1 Month LIBOR + 0.40%			0.38%, 7/15/2025		37,234	36,467
Impac CMB Trust Series 2004-5			0.38%, 1/15/2027		43,509	42,151
4.22%, 10/25/2034	17	16	0.38%, 7/15/2027		22,882	22,188
1 Month LIBOR + 2.33%			0.50%, 1/15/2028		77,221	75,340
Impac CMB Trust Series 2004-6			0.63%, 7/15/2021		74,328	74,754
2.88%, 10/25/2034	11	11	0.63%, 4/15/2023		32,603	32,504
1 Month LIBOR + 0.98%			0.63%, 1/15/2024		82,575	82,382
Impac CMB Trust Series 2005-1			0.63%, 1/15/2026		56,658	56,210
2.52%, 4/25/2035	94	87	0.63%, 2/15/2043		975	917
1 Month LIBOR + 0.62%			0.75%, 2/15/2042(g)		53,351	51,872
Impac CMB Trust Series 2005-5			0.75%, 2/15/2045		43,415	41,764
2.66%, 8/25/2035	19	12	0.88%, 2/15/2047		7,396	7,333
1 Month LIBOR + 0.77%			1.00%, 2/15/2046		21,081	21,551
Merrill Lynch Alternative Note Asset Trust			1.00%, 2/15/2048		38,288	39,253
Series 2007-A3			1.13%, 1/15/2021		27,228	27,681
2.11%, 4/25/2037	2,209	1,345	1.38%, 2/15/2044		28,907	32,073
1 Month LIBOR + 0.21%			1.75%, 1/15/2028		28,946	31,606
WaMu Mortgage Pass-Through Certificates			2.00%, 1/15/2026		10,143	11,121
Series 2005-AR2 Trust			2.13%, 2/15/2040		17,592	22,130
2.27%, 1/25/2045	51	50	2.13%, 2/15/2041		9,049	11,457
1 Month LIBOR + 0.37%			2.38%, 1/15/2025		16,593	18,424
WaMu Mortgage Pass-Through Certificates			2.38%, 1/15/2027		31,312	35,635
Series 2006-AR9 Trust			2.50%, 1/15/2029		29,732	34,949
2.12%, 8/25/2046	9	1	3.38%, 4/15/2032		842	1,123
1 Month LIBOR + 0.22%			3.63%, 4/15/2028		22,730	28,912
		$1,636	3.88%, 4/15/2029		30,902	40,797
Other Asset Backed Securities - 0.01%						$1,460,029
Argent Securities Trust 2006-W3			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.02%, 4/25/2036	29	12	OBLIGATIONS			$1,460,029
1 Month LIBOR + 0.12%			TOTAL PURCHASED OPTIONS - 0.01%			$94
Countrywide Asset-Backed Certificates
3.02%, 12/25/2032	28	28
1 Month LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
2.05%, 11/25/2033	1	1
1 Month LIBOR + 0.15%

See accompanying notes.

		Schedule of Investments
		Inflation Protection Fund
		April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury Inflation-Indexed Obligations (continued)
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.21%		$3,288
Total Investments		$1,587,406
Other Assets and Liabilities - (0.80)%		$(12,641)
TOTAL NET ASSETS - 100.00%		$1,574,765

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security is an Interest Only Strip.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,374 or 0.09% of net assets.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,047 or 0.07% of net assets.

Portfolio Summary (unaudited)
Sector				Percent
Government				98.97%
Investment Companies				1.50%
Purchased Interest Rate Swaptions				0.21%
Mortgage Securities				0.10%
Purchased Options				0.01%
Asset Backed Securities				0.01%
Other Assets and Liabilities				(0.80)%
TOTAL NET ASSETS				100.00%

Affiliated Securities		October 31, 2017			Purchases		Sales		April 30, 2018
				Value		Cost	Proceeds				Value
Principal Government Money Market Fund				$—		$185,558	$161,937				$23,621
				$—		$185,558	$161,937				$23,621

				Realized Gain/Loss			Realized Gain from				Change in Unrealized
			Income	on Investments		Capital Gain Distributions					Gain/Loss
Principal Government Money Market Fund			$92		$—	$		—			$—
			$92		$—	$		—			$—
Amounts in thousands

Options

Purchased Options		Contracts/	Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price		Date	Payments/(Receipts)	Fair Value			Appreciation/(Depreciation)
Put - GBP versus USD	Barclays Bank PLC	1	GBP 11,240	GBP	1.35	7/24/2018	$108		$94		$(14)
Total							$108		$94		$(14)

Written Options		Contracts/	Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price		Date	Payments/(Receipts)	Fair Value			Appreciation/(Depreciation)
Call - GBP versus USD	Barclays Bank PLC	1	GBP 11,240	GBP	1.47	7/24/2018	$(120)		$(17	) $	103
Total							$(120)		$(17	) $	103

Amounts in thousands except contracts/shares.

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Interest Rate Swaptions

Pay/
Receive
Purchased Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - 10 Year	JP Morgan Chase	3 Month USD	Pay	$1,310	2.99%	4/28/2038	$62	$66	$4
Interest Rate Swap	LIBOR
Call - 20 Year	JP Morgan Chase	ICE LIBOR	Pay	JPY	151,300	0.78%	4/19/2021	47	43	(4)
Interest Rate Swap	JPY 6 Month
Call - 30 Year	Deutsche Bank AG	3 Month USD	Pay	$755	3.12%	4/27/2023	77	87	10
Interest Rate Swap	LIBOR
Call - 5 Year Interest	Barclays Bank PLC	3 Month USD	Pay	10,930	2.99%	4/24/2019	128	123	(5)
Rate Swap	LIBOR
Put - 10 Year	Barclays Bank PLC	6 Month	Receive JPY	4,715,800	1.10%	6/30/2022	641	391	(250)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Receive $	42,100	2.95%	8/23/2022	1,924	2,106	182
Interest Rate Swap	LIBOR
Put - 10 Year	JP Morgan Chase	3 Month USD Receive	1,310	2.99%	4/28/2038	62	59	(3)
Interest Rate Swap	LIBOR
Put - 20 Year	JP Morgan Chase	ICE LIBOR	Receive JPY	151,300	0.78%	4/19/2021	47	48	1
Interest Rate Swap	JPY 6 Month
Put - 30 Year	Deutsche Bank AG	3 Month	Receive $	10,165	3.54%	6/18/2019	194	174	(20)
Interest Rate Swap	LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month USD Receive	755	3.12%	4/27/2023	76	67	(9)
Interest Rate Swap	LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month USD Receive	10,930	2.99%	4/24/2019	128	124	(4)
Rate Swap	LIBOR
Total	$3,386	$3,288	$(98)

Pay/
Receive
Written Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive $	24,070	2.89%	4/15/2020	$(174)	$(135	) $	39
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	23,760	2.88%	4/15/2020	(172)	(131)	41
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	229,100	2.40%	2/25/2020	(699)	(519)	180
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month USD Receive	23,780	2.94%	4/20/2020	(165)	(143)	22
Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	27,755	2.65%	8/23/2018	(353)	(894)	(541)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	Euribor 6	Pay	EUR	26,830	1.65%	2/22/2019	(307)	(101)	206
Interest Rate Swap	Month
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	$12,240	2.90%	4/17/2019	(321)	(335)	(14)
Interest Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	24,070	2.89%	4/15/2020	(174)	(192)	(18)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	23,760	2.88%	4/15/2020	(172)	(192)	(20)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	229,100	3.40%	2/25/2020	(871)	(808)	63
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month USD	Pay	23,780	2.94%	4/20/2020	(165)	(177)	(12)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	23,340	3.15%	3/22/2019	(53)	(53)	—
Rate Swap	LIBOR
Total	$(3,626)	$(3,680	) $	(54)

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2018	Long	810	$197,144	$	(23)
90 Day Eurodollar; December 2019	Short	809	196,243	330
Canada 10 Year Bond; June 2018	Short	41	4,197	8
Euro Bund 10 Year Bund; June 2018	Short	1	192	(2)
Euro-Bobl 5 Year; June 2018	Short	4	633	(4)
Japan 10 Year Bond TSE; June 2018	Short	36	49,607	31
Short Term Euro-BTP; June 2018	Short	66	8,987	(38)
UK 10 Year Gilt; June 2018	Long	55	9,257	64
US 10 Year Note; June 2018	Long	213	25,480	(19)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date				Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)

US 10 Year Ultra Note; June 2018				Short		147	$18,800	$		104
US 2 Year Note; June 2018				Long		64	13,571			—
US 5 Year Note; June 2018				Long		469	53,235			(148)
US Ultra Bond; June 2018				Short		147	23,097			(277)
Total								$		26

Amounts in thousands except contracts.

Foreign Currency Contracts

									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date Currency to Accept					Currency to Deliver		Asset	Liability
Australia and New Zealand Banking Group			05/02/2018	NZD		29,908		$21,070	$—		$(27)
Australia and New Zealand Banking Group			06/05/2018			$21,067	NZD	29,908	33		—
Bank of America NA			05/02/2018			$21,880	NZD	30,369	512		—
BNP Paribas			05/02/2018			$2,358	GBP	1,658	75		—
BNP Paribas			05/02/2018	GBP		3,015		$4,145	6		—
BNP Paribas			05/02/2018			$4,388	CAD	5,655	—		(16)
BNP Paribas			05/02/2018			$23,489	JPY	2,494,088	674		—
BNP Paribas			06/04/2018			$4,151	GBP	3,015	—		(6)
Citigroup Inc			06/04/2018			$63	GBP	46	—		—
Deutsche Bank AG			05/02/2018			$2,086	GBP	1,462	73		—
Deutsche Bank AG			05/02/2018	JPY	5,512,892			$50,415	14		—
Deutsche Bank AG			06/04/2018			$50,520	JPY	5,512,892	—		(34)
Goldman Sachs & Co			05/02/2018			$4,952	JPY	532,687	79		—
HSBC Securities Inc			05/02/2018			$48	JPY	5,000	2		—
Morgan Stanley & Co			05/02/2018			$64	JPY	6,901	1		—
Standard Chartered Bank, Hong Kong			05/02/2018			$23,537	JPY	2,494,088	722		—
Standard Chartered Bank, Hong Kong			06/04/2018			$17	JPY	1,812	—		—
UBS AG			05/02/2018			$11,073	EUR	8,967	245		—
UBS AG			05/02/2018	EUR		8,746		$10,565	—		(3)
UBS AG			06/04/2018			$10,589	EUR	8,746	2		—
Total									$2,438		$(86)

Amounts in thousands.
Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Barclays Bank	US CPI Urban	Receive	1.59%	Annual	9/13/2018		$34,806	$1,348	$—	$1,348	$—
PLC	Consumers
	NAS(CPURNSA)
Deutsche Bank Eurostat Eurozone		Pay	1.97%	Annual	3/15/2047	EUR	3,135	4	—	4	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank Eurostat Eurozone		Receive	1.47%	Annual	3/15/2027		3,135	76	—	76	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Total								$1,428	$—	$1,428	$—

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront
Floating Rate Index		Rate	Rate	Frequency	Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
3 Month LIBOR		Receive	2.89% Quarterly		4/9/2028		$570	$5	$—		$5
3 Month LIBOR		Receive	2.90% Quarterly		4/9/2028		570	5	—		5
3 Month LIBOR		Receive	2.90% Quarterly		4/7/2022		5,280	14	—		14
3 Month LIBOR		Pay	2.88% Semiannual		11/15/2027		2,940	(30)	—		(30)
3 Month LIBOR		Pay	2.88% Semiannual		4/10/2028		570	(6)	—		(6)
3 Month LIBOR		Pay	2.87% Semiannual		4/10/2028		570	(7)	—		(7)
3 Month LIBOR		Receive	2.89% Quarterly		4/9/2028		285	3	—		3
3 Month LIBOR		Receive	2.91% Quarterly		4/7/2022		1,320	3	—		3
3 Month LIBOR		Pay	2.76% Semiannual		4/1/2021		6,430	(28)	—		(28)
3 Month LIBOR		Pay	2.76% Semiannual		4/1/2021		6,430	(28)	—		(28)
3 Month LIBOR		Pay	2.92% Semiannual		3/27/2028		2,420	(18)	—		(18)
3 Month LIBOR		Receive	2.85% Quarterly		3/27/2021		7,090	19	—		19

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed	Payment			Notional	Unrealized	Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
3 Month LIBOR	Pay	2.99% Semiannual		4/30/2021		$2,590	$—	$—	$—
3 Month LIBOR	Receive	2.88%	Quarterly	4/7/2022		5,280	16	—	16
3 Month LIBOR	Pay	2.80% Semiannual		4/4/2028		1,720	(31)	—	(31)
3 Month LIBOR	Receive	2.85%	Quarterly	4/7/2022		5,290	19	—	19
3 Month LIBOR	Receive	2.91%	Quarterly	4/17/2021		2,615	5	—	5
3 Month LIBOR	Receive	2.90%	Quarterly	4/17/2021		2,610	5	—	5
3 Month LIBOR	Receive	2.90%	Quarterly	4/16/2028		575	5	—	5
3 Month LIBOR	Receive	2.89%	Quarterly	4/17/2021		2,615	6	—	6
3 Month LIBOR	Pay	2.91% Semiannual		4/18/2028		15,060	(118)	—	(118)
3 Month LIBOR	Pay	2.99% Semiannual		4/30/2021		2,585	(1)	1	—
3 Month LIBOR	Receive	2.93%	Quarterly	4/18/2021		2,610	3	—	3
3 Month LIBOR	Receive	2.92%	Quarterly	4/18/2021		2,610	4	—	4
3 Month LIBOR	Receive	2.77%	Quarterly	4/11/2023		1,100	8	—	8
3 Month LIBOR	Receive	2.87%	Quarterly	4/14/2022		2,660	8	—	8
3 Month LIBOR	Pay	2.85% Semiannual		4/8/2022		5,290	(19)	—	(19)
3 Month LIBOR	Pay	2.85% Semiannual		4/8/2022		5,290	(20)	1	(19)
3 Month LIBOR	Receive	2.84%	Quarterly	4/16/2021		5,230	15	—	15
3 Month LIBOR	Receive	2.90%	Quarterly	4/16/2028		575	5	—	5
3 Month LIBOR	Receive	2.87%	Quarterly	4/14/2022		2,660	9	—	9
3 Month LIBOR	Pay	2.84% Semiannual		4/15/2022		5,330	(20)	—	(20)
3 Month LIBOR	Receive	2.98%	Quarterly	3/23/2028		22,740	45	—	45
3 Month LIBOR	Pay	2.70% Semiannual		3/31/2020		69,500	(80)	1	(79)
3 Month LIBOR	Pay	1.88% Semiannual		11/15/2019		43,485	(509)	—	(509)
3 Month LIBOR	Pay	1.94% Semiannual		11/24/2019		43,475	(484)	1	(483)
3 Month LIBOR	Pay	2.83% Semiannual		11/15/2027		2,940	(43)	—	(43)
3 Month LIBOR	Receive	2.97%	Quarterly	11/15/2027		14,170	46	—	46
3 Month USD LIBOR	Receive	2.96%	Quarterly	11/15/2043		1,300	24	—	24
3 Month USD LIBOR	Receive	2.99%	Quarterly	4/23/2028		1,160	2	—	2
3 Month USD LIBOR	Receive	2.96%	Quarterly	11/15/2043		1,310	23	—	23
3 Month USD LIBOR	Receive	3.02%	Quarterly	4/26/2021		5,190	(2)	—	(2)
3 Month USD LIBOR	Receive	3.02%	Quarterly	4/25/2021		5,180	(2)	—	(2)
3 Month USD LIBOR	Receive	3.09%	Quarterly	11/15/2043		1,290	(9)	—	(9)
3 Month USD LIBOR	Receive	2.98%	Quarterly	4/24/2028		1,160	3	—	3
3 Month USD LIBOR	Receive	3.04%	Quarterly	4/29/2021		5,170	(3)	—	(3)
3 Month USD LIBOR	Receive	3.02%	Quarterly	4/24/2028		1,150	(2)	1	(1)
3 Month USD LIBOR	Pay	3.01% Semiannual		4/30/2021		2,585	—	—	—
3 Month USD LIBOR	Receive	3.00%	Quarterly	4/24/2028		1,160	—	1	1
3 Month USD LIBOR	Receive	3.04%	Quarterly	4/29/2021		5,190	(4)	—	(4)
6 Month GBP LIBOR	Receive	1.57% Semiannual		1/23/2048	GBP	9,365	281	(7)	274
6 Month GBP LIBOR	Receive	1.45% Semiannual		1/24/2028		12,655	180	(14)	166
6 Month GBP LIBOR	Receive	1.52% Semiannual		1/10/2048		4,775	231	(9)	222
6 Month JPY LIBOR	Receive	0.27% Semiannual		11/8/2027	JPY	955,100	15	3	18
6 Month JPY LIBOR	Receive	0.35% Semiannual		1/11/2028		943,840	(42)	1	(41)
Euribor 6 Month	Receive	1.04% Semiannual		3/23/2028	EUR	5,480	(37)	1	(36)
Euribor 6 Month	Receive	1.52% Semiannual		1/5/2048		2,745	10	—	10
Euribor 6 Month	Receive	0.95% Semiannual		1/15/2028		7,218	11	(1)	10
Euribor 6 Month	Receive	1.49% Semiannual		1/8/2048		2,745	32	1	33
Euribor 6 Month	Receive	0.95% Semiannual		1/15/2028		7,218	12	(1)	11
Eurostat Eurozone HICP Ex Tobacco	Pay	1.83%	Annual	5/15/2047		4,240	(125)	(6)	(131)
Unrevised Series NSA
HICP Ex Food and Energy	Receive	1.38%	Annual	4/15/2023		25,680	37	—	37
HICP Ex Food and Energy	Pay	1.59%	Annual	1/15/2028		12,255	29	1	30
HICP Ex Food and Energy	Pay	2.00%	Annual	2/15/2048		3,510	95	(2)	93
HICP Ex Food and Energy	Pay	1.99%	Annual	1/15/2048		1,940	44	(1)	43
HICP Ex Food and Energy	Pay	1.97%	Annual	1/15/2048		1,940	30	(1)	29
ICE LIBOR JPY 6 Month	Receive	0.32% Semiannual		4/27/2028	JPY	1,895,205	(9)	1	(8)
ICE LIBOR JPY 6 Month	Pay	0.13% Semiannual		4/26/2023		7,785,250	13	1	14
NZFM New Zealand Bank Bill 3	Receive	3.07%	Quarterly	9/8/2027	NZD	6,533	47	(3)	44
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.06%	Quarterly	9/8/2027		13,130	106	(7)	99
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.07%	Quarterly	9/8/2027		6,467	48	(4)	44
Month FRA
UK RPI All Items NSA	Pay	3.52%	Annual	2/15/2027	GBP	10,270	314	7	321
UK RPI All Items NSA	Pay	3.19%	Annual	4/15/2023		43,790	(76)	33	(43)
UK RPI All Items NSA	Pay	3.41%	Annual	1/15/2028		16,640	251	(3)	248
UK RPI All Items NSA	Pay	3.22%	Annual	3/15/2023		19,825	4	—	4
UK RPI All Items NSA	Pay	3.51%	Annual	2/15/2048		40	(11)	15	4
UK RPI All Items NSA	Receive	3.41%	Annual	3/15/2048		1,915	(11)	—	(11)
UK RPI All Items NSA	Pay	3.41%	Annual	2/15/2028		9,185	123	88	211
UK RPI All Items NSA	Pay	3.55%	Annual	11/15/2032		15,015	669	(2)	667

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed	Payment			Notional	Unrealized	Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)		Fair Value
UK RPI All Items NSA	Pay	3.51%	Annual	1/15/2048	GBP	2,035	$168	$(1	) $	167
UK RPI All Items NSA	Receive	3.46%	Annual	11/15/2027		15,015	(365)	2		(363)
UK RPI All Items NSA	Receive	3.55%	Annual	11/15/2047		9,045	(994)	(2)		(996)
UK RPI All Items NSA	Pay	3.60%	Annual	11/15/2042		9,045	800	1		801
US CPI Urban Consumers	Receive	2.11%	Annual	11/9/2019		$78,405	436	3		439
NAS(CPURNSA)
Total							$1,152	$100		$1,252

Amounts in thousands.

See accompanying notes.

     Schedule of Investments International Emerging Markets Fund April 30, 2018 (unaudited)

COMMON STOCKS - 96.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers - 4.22%			Holding Companies - Diversified (continued)
Ashok Leyland Ltd	4,494,413	$11,024	Sime Darby Bhd	7,872,400	$5,331
Geely Automobile Holdings Ltd	3,235,000	8,508			$5,656
Mahindra & Mahindra Ltd	948,420	12,362	Home Furnishings - 1.46%
Maruti Suzuki India Ltd	71,869	9,457	Haier Electronics Group Co Ltd	1,384,000	4,788
		$41,351	LG Electronics Inc	100,181	9,499
Automobile Parts & Equipment - 1.11%					$14,287
Nexteer Automotive Group Ltd	2,715,000	4,178	Insurance - 4.20%
Weichai Power Co Ltd	5,761,000	6,669	Cathay Financial Holding Co Ltd	7,289,000	13,075
		$10,847	IRB Brasil Resseguros S/A	580,100	7,789
Banks - 16.70%			Ping An Insurance Group Co of China Ltd	1,545,000	15,097
Banco do Brasil SA	426,100	4,466	Shin Kong Financial Holding Co Ltd	12,779,000	5,194
Bank Negara Indonesia Persero Tbk PT	11,370,100	6,546			$41,155
China Construction Bank Corp	27,301,722	28,603	Internet - 12.34%
CIMB Group Holdings Bhd	5,948,800	10,841	58.com Inc ADR(a)	75,816	6,625
Credicorp Ltd	43,364	10,082	Alibaba Group Holding Ltd ADR(a)	202,944	36,234
Erste Group Bank AG	231,798	11,335	NCSoft Corp	19,637	6,582
Grupo Financiero Banorte SAB de CV	1,991,500	12,454	Tencent Holdings Ltd	1,190,700	58,538
HDFC Bank Ltd	301,197	9,038	Weibo Corp ADR(a)	49,945	5,720
Industrial & Commercial Bank of China Ltd	27,697,000	24,315	YY Inc ADR(a)	76,821	7,405
Kiatnakin Bank PCL	2,940,700	6,854			$121,104
Malayan Banking Bhd	4,714,700	12,925	Iron & Steel - 4.05%
Sberbank of Russia PJSC ADR	972,912	14,386	POSCO	55,882	19,255
Standard Bank Group Ltd	699,241	11,992	Vale SA	1,473,889	20,460
		$163,837			$39,715
Beverages - 1.13%			Lodging - 3.57%
Ambev SA	1,669,600	11,114	Galaxy Entertainment Group Ltd	1,367,000	11,965
			Melco Resorts & Entertainment Ltd ADR	409,636	12,785
Building Materials - 1.61%			Wynn Macau Ltd	2,778,800	10,268
China National Building Material Co Ltd	6,920,000	8,085			$35,018
Xinyi Glass Holdings Ltd	5,396,000	7,757	Machinery - Construction & Mining - 0.63%
		$15,842	United Tractors Tbk PT	2,538,400	6,193
Chemicals - 2.09%
Hanwha Chemical Corp	314,792	8,462	Media - 1.81%
IRPC PCL	20,710,800	4,609	Naspers Ltd	73,044	17,795
PTT Global Chemical PCL	2,388,900	7,383
		$20,454	Mining - 0.96%
Coal - 1.85%			Anglo American PLC	400,937	9,462
Adaro Energy Tbk PT	30,166,500	3,950
China Shenhua Energy Co Ltd	3,699,500	9,075	Miscellaneous Manufacturers - 1.10%
Yanzhou Coal Mining Co Ltd	4,066,000	5,088	Sunny Optical Technology Group Co Ltd	660,900	10,784
		$18,113
Commercial Services - 0.62%			Oil & Gas - 8.72%
New Oriental Education & Technology Group	67,755	6,087	CNOOC Ltd	12,434,000	21,035
Inc ADR			LUKOIL PJSC ADR	281,850	18,787
			MOL Hungarian Oil & Gas PLC	379,964	4,391
Computers - 1.31%			Petrobras Distribuidora SA	590,200	3,833
Infosys Ltd	719,375	12,893	PTT PCL	5,018,000	8,870
			Reliance Industries Ltd	1,159,822	16,668
Diversified Financial Services - 4.25%			SK Innovation Co Ltd	65,268	11,960
Hana Financial Group Inc	120,636	5,360			$85,544
Indiabulls Housing Finance Ltd	521,476	10,163	Pharmaceuticals - 0.67%
KB Financial Group Inc	193,772	11,009	Hypera SA	737,600	6,618
Shriram Transport Finance Co Ltd	348,410	8,372
Tisco Financial Group PCL	2,420,000	6,788	Pipelines - 0.58%
		$41,692	Petronet LNG Ltd	1,672,310	5,667
Electronics - 0.54%
Yageo Corp (a)	255,000	5,345	Retail - 3.43%
			E-MART Inc	19,161	4,823
Engineering & Construction - 0.56%			Magazine Luiza SA	173,954	5,272
Malaysia Airports Holdings Bhd	2,376,100	5,444	Shinsegae Inc	27,220	10,565
			Wal-Mart de Mexico SAB de CV	4,662,900	12,965
Food - 1.00%					$33,625
Uni-President Enterprises Corp	4,081,000	9,822	Semiconductors - 12.07%
			Chipbond Technology Corp	2,800,000	5,548
Gas - 0.74%			Globalwafers Co Ltd (a)	286,000	4,614
GAIL India Ltd	1,492,388	7,252	Nanya Technology Corp	2,767,000	8,613
			Samsung Electronics Co Ltd (b)	22,857	56,654
Healthcare - Services - 0.04%			Taiwan Semiconductor Manufacturing Co Ltd	5,648,685	43,028
Notre Dame Intermedica Participacoes SA (a)	61,600	358			$118,457
			Telecommunications - 2.49%
Holding Companies - Diversified - 0.58%			Mobile TeleSystems PJSC ADR	570,489	5,990
Itausa - Investimentos Itau SA (a)	84,344	325	SK Telecom Co Ltd	23,560	5,034
			TIM Participacoes SA	1,856,500	8,447

See accompanying notes.

		Schedule of Investments
		International Emerging Markets Fund
		April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)
Yangtze Optical Fibre and Cable Joint Stock	1,177,500	$4,985
Ltd Co (c)
		$24,456
TOTAL COMMON STOCKS		$945,987
INVESTMENT COMPANIES - 1.42%	Shares Held	Value (000's)
Money Market Funds - 1.42%
Principal Government Money Market Fund	13,907,056	13,907
1.55%(d),(e)

TOTAL INVESTMENT COMPANIES		$13,907
PREFERRED STOCKS - 1.66%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.13%
Itausa - Investimentos Itau SA 0.06%	2,886,377	$11,164

Oil & Gas - 0.53%
Petroleo Brasileiro SA 0.00% (a)	792,400	5,198

TOTAL PREFERRED STOCKS		$16,362
Total Investments		$976,256
Other Assets and Liabilities - 0.49%		$4,771
TOTAL NET ASSETS - 100.00%		$981,027

(a)	Non-income producing security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $56,654 or 5.77% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,985 or 0.51% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	26.80%
Korea, Republic Of	15.20%
India	10.49%
Taiwan, Province Of China	9.70%
Brazil	8.66%
Russian Federation	4.00%
Hong Kong	3.80%
Malaysia	3.53%
Thailand	3.52%
South Africa	3.03%
Mexico	2.59%
United States	1.85%
Indonesia	1.70%
Austria	1.15%
Macao	1.05%
Peru	1.03%
United Kingdom	0.96%
Hungary	0.45%
Other Assets and Liabilities	0.49%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$143,118	$129,211		$13,907
		$—		$143,118	$129,211		$13,907

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$55		$—			$—	$—
	$55		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Fund I
April 30, 2018 (unaudited)

COMMON STOCKS - 93.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.49%			Diversified Financial Services - 1.68%
MTU Aero Engines AG	14,157	$2,435	IG Group Holdings PLC	208,000	$2,375
			Partners Group Holding AG	8,170	5,959
Apparel - 1.68%					$8,334
Kering SA	8,111	4,692	Electrical Components & Equipment - 0.56%
Moncler SpA	80,900	3,646	Brother Industries Ltd	129,200	2,771
		$8,338
Automobile Manufacturers - 3.02%			Electronics - 2.90%
Daimler AG	26,055	2,048	AAC Technologies Holdings Inc	343,907	4,936
Geely Automobile Holdings Ltd	2,288,200	6,018	Horiba Ltd	48,000	3,487
Suzuki Motor Corp	129,100	6,939	Keyence Corp	3,800	2,317
		$15,005	Micro-Star International Co Ltd	1,180,000	3,686
Automobile Parts & Equipment - 5.10%					$14,426
Cie Generale des Etablissements Michelin	19,500	2,742	Engineering & Construction - 2.38%
SCA			COMSYS Holdings Corp	126,400	3,516
Cie Plastic Omnium SA	46,500	2,235	Kajima Corp	270,500	2,606
Faurecia SA	86,857	7,092	Kyowa Exeo Corp	109,500	2,848
Georg Fischer AG	2,542	3,160	Taisei Corp	53,200	2,870
Koito Manufacturing Co Ltd	91,400	6,117			$11,840
Stanley Electric Co Ltd	52,100	1,883	Entertainment - 1.84%
TS Tech Co Ltd	52,100	2,108	Aristocrat Leisure Ltd	365,341	7,329
		$25,337	Kindred Group PLC	143,100	1,845
Banks - 10.88%					$9,174
Agricultural Bank of China Ltd	3,686,500	2,078	Food - 0.62%
Bank of China Ltd	3,346,300	1,816	a2 Milk Co Ltd (b)	365,300	3,105
BNP Paribas SA	36,300	2,802
China Construction Bank Corp	2,931,800	3,072	Forest Products & Paper - 1.04%
China Merchants Bank Co Ltd	1,358,500	5,924	UPM-Kymmene OYJ	68,800	2,455
DBS Group Holdings Ltd	323,900	7,473	West Fraser Timber Co Ltd	40,000	2,709
Fukuoka Financial Group Inc	421,100	2,255			$5,164
HSBC Holdings PLC	292,800	2,917	Gas - 0.81%
KBC Group NV	63,316	5,505	ENN Energy Holdings Ltd	429,400	4,016
Macquarie Group Ltd	27,346	2,227
Oversea-Chinese Banking Corp Ltd	570,000	5,887	Hand & Machine Tools - 0.42%
Sberbank of Russia PJSC ADR	409,243	6,051	SMC Corp/Japan	5,500	2,090
United Overseas Bank Ltd	268,600	6,082
		$54,089	Home Builders - 6.04%
Building Materials - 5.21%			Barratt Developments PLC	310,397	2,380
Anhui Conch Cement Co Ltd	1,217,400	7,598	Bellway PLC	101,652	4,632
China Resources Cement Holdings Ltd	2,967,000	3,113	Berkeley Group Holdings PLC	108,783	6,090
CSR Ltd	910,900	3,844	Daiwa House Industry Co Ltd	53,900	1,971
Sika AG	1,141	8,279	Haseko Corp	331,800	5,219
Xinyi Glass Holdings Ltd	2,141,700	3,079	Persimmon PLC	125,500	4,688
		$25,913	Taylor Wimpey PLC	1,911,911	5,035
Chemicals - 6.02%					$30,015
Asahi Kasei Corp	359,000	4,936	Insurance - 5.72%
BASF SE	34,354	3,574	Allianz SE	12,623	2,986
Covestro AG (a)	69,456	6,311	AXA SA	97,600	2,791
LG Chem Ltd	6,500	2,176	CNP Assurances	86,400	2,213
Lotte Chemical Corp	13,280	5,114	Legal & General Group PLC	1,059,230	3,923
Nissan Chemical Industries Ltd	58,500	2,601	People's Insurance Co Group of China Ltd/The	4,090,000	1,926
Nitto Denko Corp	20,000	1,487	PICC Property & Casualty Co Ltd	1,310,600	2,346
PTT Global Chemical PCL	1,208,000	3,734	Ping An Insurance Group Co of China Ltd	579,100	5,659
		$29,933	Prudential PLC	137,838	3,544
Coal - 1.25%			Swiss Life Holding AG (b)	8,664	3,031
China Shenhua Energy Co Ltd	2,538,500	6,227			$28,419
			Internet - 5.12%
Commercial Services - 3.99%			Alibaba Group Holding Ltd ADR(b)	31,600	5,642
Ashtead Group PLC	274,030	7,611	Autohome Inc ADR	56,500	5,512
Hays PLC	805,900	1,986	NCSoft Corp	6,176	2,070
Intertek Group PLC	45,818	3,081	Tencent Holdings Ltd	171,500	8,431
Localiza Rent a Car SA	303,000	2,404	YY Inc ADR(b)	39,600	3,817
New Oriental Education & Technology Group	27,900	2,507			$25,472
Inc ADR			Iron & Steel - 2.10%
Pagegroup PLC	306,000	2,258	Ferrexpo PLC	542,000	1,755
		$19,847	Kumba Iron Ore Ltd	203,518	4,348
Computers - 2.60%			Severstal PJSC	114,300	1,819
Capgemini SE	19,900	2,737	Ternium SA ADR	63,000	2,499
Nomura Research Institute Ltd	75,500	3,889			$10,421
Teleperformance	39,322	6,319	Leisure Products & Services - 0.66%
		$12,945	CVC Brasil Operadora e Agencia de Viagens	199,100	3,288
Distribution & Wholesale - 0.42%			SA
Toyota Tsusho Corp	57,600	2,065

See accompanying notes.

Schedule of Investments International Fund I

April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Machinery - Construction & Mining - 1.06%			1933. These securities may be resold in transactions exempt from
Komatsu Ltd	155,000	$5,284	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $6,311 or 1.27% of net assets.
Machinery - Diversified - 0.72%			(b) Non-income producing security
Yaskawa Electric Corp	88,400	3,589	(c)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
Metal Fabrication & Hardware - 0.85%			Directors. Certain inputs used in the valuation may be unobservable;
Catcher Technology Co Ltd	183,100	2,031	however, each security is evaluated individually for purposes of ASC 820
MISUMI Group Inc	79,900	2,205	which results in not all securities being identified as Level 3 of the fair
		$4,236	value hierarchy. At the end of the period, the fair value of these securities
Mining - 2.41%			totaled $3,891 or 0.78% of net assets.
Anglo American PLC	200,000	4,706	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Boliden AB	58,600	2,030	Investment Company Act of 1940) or an affiliate as defined by the
Mineral Resources Ltd	139,400	1,867	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Rio Tinto PLC	62,000	3,379	outstanding voting shares of the security). Please see affiliated sub-
		$11,982	schedule for transactional information.
Miscellaneous Manufacturers - 0.81%			(e) Current yield shown is as of period end.
Sunny Optical Technology Group Co Ltd	247,900	4,045

Oil & Gas - 1.99%			Portfolio Summary (unaudited)
PTT PCL	2,514,000	4,444	Country	Percent
SK Innovation Co Ltd	18,027	3,304
Thai Oil PCL	726,900	2,164	China	18.59%
			Japan	18.06%
		$9,912	United Kingdom	12.65%
Packaging & Containers - 0.31%			France	6.77%
Lee & Man Paper Manufacturing Ltd	1,394,300	1,536	Switzerland	5.22%
			United States	4.99%
Pharmaceuticals - 0.66%			Germany	4.05%
Sino Biopharmaceutical Ltd	1,551,400	3,267	Korea, Republic Of	3.96%
			Singapore	3.90%
Private Equity - 0.45%			Taiwan, Province Of China	3.28%
3i Group PLC	173,800	2,243	Australia	3.06%
			Hong Kong	2.22%
Real Estate - 1.87%			Thailand	2.08%
China Vanke Co Ltd	1,056,600	4,367	Russian Federation	1.59%
Open House Co Ltd	88,300	4,916	Brazil	1.14%
		$9,283	Belgium	1.11%
Retail - 0.95%			South Africa	0.88%
ANTA Sports Products Ltd	467,600	2,668	Italy	0.73%
JD Sports Fashion PLC	379,300	2,035	New Zealand	0.62%
		$4,703	Spain	0.59%
Semiconductors - 6.19%			Canada	0.55%
ams AG	32,514	2,682	Austria	0.54%
Infineon Technologies AG	108,800	2,786	Israel	0.53%
Parade Technologies Ltd	115,300	1,785	Luxembourg	0.50%
Samsung Electronics Co Ltd (c)	1,570	3,891	Finland	0.49%
SK Hynix Inc	40,000	3,146	Sweden	0.41%
Taiwan Semiconductor Manufacturing Co Ltd	186,700	7,179	Malta	0.37%
ADR			Other Assets and Liabilities	1.12%
Tokyo Electron Ltd	40,200	7,720	TOTAL NET ASSETS	100.00%
Win Semiconductors Corp	212,465	1,593
		$30,782
Software - 2.54%
Amadeus IT Group SA	40,000	2,919
Nexon Co Ltd (b)	148,800	2,165
Temenos Group AG (b)	29,994	3,774
TravelSky Technology Ltd	1,299,200	3,795
		$12,653
Telecommunications - 0.53%
Nice Ltd ADR(b)	27,900	2,655

TOTAL COMMON STOCKS		$466,839
INVESTMENT COMPANIES - 4.99%	Shares Held	Value (000's)
Money Market Funds - 4.99%
Principal Government Money Market Fund	24,786,783	24,787
1.55%(d),(e)

TOTAL INVESTMENT COMPANIES		$24,787
Total Investments		$491,626
Other Assets and Liabilities - 1.12%		$5,574
TOTAL NET ASSETS - 100.00%		$497,200

See accompanying notes.

		Schedule of Investments
International Fund I
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$153,336	$128,549		$24,787
		$—		$153,336	$128,549		$24,787

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$109		$—			$—	$—
	$109		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2018	Long		189	$19,150			$28
S&P 500 Emini; June 2018	Long		62	8,206			(116)
Total							$(88)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments LargeCap Growth Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.74%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.15%			Retail - 6.02%
General Dynamics Corp	35,700	$7,187	Dollar Tree Inc (a)	118,811	$11,393
			Lululemon Athletica Inc (a)	69,900	6,976
Apparel - 2.88%			Ulta Beauty Inc (a)	8,600	2,158
NIKE Inc	101,600	6,949	Urban Outfitters Inc (a)	215,440	8,675
PVH Corp	69,846	11,152	Walmart Inc	96,915	8,573
		$18,101			$37,775
Banks - 5.67%			Semiconductors - 5.63%
Capital One Financial Corp	104,200	9,443	Applied Materials Inc	270,774	13,449
Citizens Financial Group Inc	253,559	10,520	Lam Research Corp	48,065	8,895
SVB Financial Group (a)	52,099	15,609	Micron Technology Inc (a)	125,345	5,764
		$35,572	NVIDIA Corp	32,300	7,264
Biotechnology - 1.61%					$35,372
Vertex Pharmaceuticals Inc (a)	66,058	10,117	Software - 10.77%
			Activision Blizzard Inc	174,729	11,593
Chemicals - 2.18%			Microsoft Corp	330,697	30,927
Air Products & Chemicals Inc	46,173	7,494	Red Hat Inc (a)	55,110	8,986
Celanese Corp	57,000	6,194	ServiceNow Inc (a)	59,712	9,921
		$13,688	Splunk Inc (a)	60,000	6,159
Commercial Services - 5.83%					$67,586
FleetCor Technologies Inc (a)	66,726	13,831	Telecommunications - 2.88%
S&P Global Inc	46,476	8,765	Arista Networks Inc (a)	39,278	10,391
Square Inc (a)	155,485	7,361	Cisco Systems Inc	173,100	7,667
Worldpay Inc (a)	81,800	6,644			$18,058
		$36,601	Transportation - 4.54%
Computers - 1.74%			FedEx Corp	38,723	9,572
Apple Inc	66,051	10,915	Knight-Swift Transportation Holdings Inc	237,857	9,279
			XPO Logistics Inc (a)	99,331	9,651
Cosmetics & Personal Care - 2.61%					$28,502
Estee Lauder Cos Inc/The	110,540	16,370	TOTAL COMMON STOCKS		$619,862
			INVESTMENT COMPANIES - 1.16%	Shares Held	Value (000's)
Diversified Financial Services - 7.65%			Money Market Funds - 1.16%
Charles Schwab Corp/The	239,409	13,330	Principal Government Money Market Fund	7,296,715	7,297
Mastercard Inc	85,508	15,243	1.55%(b),(c)
Visa Inc	153,433	19,468
		$48,041	TOTAL INVESTMENT COMPANIES		$7,297
Electronics - 1.14%			Total Investments		$627,159
TE Connectivity Ltd	78,200	7,175	Other Assets and Liabilities - 0.10%		$643
			TOTAL NET ASSETS - 100.00%		$627,802
Healthcare - Products - 8.00%
Align Technology Inc (a)	27,300	6,821
Baxter International Inc	177,445	12,333	(a) Non-income producing security
IDEXX Laboratories Inc (a)	30,859	6,002	(b)		Affiliated Security. Security is either an affiliate (and registered under the
Intuitive Surgical Inc (a)	34,941	15,401	Investment Company Act of 1940) or an affiliate as defined by the
Thermo Fisher Scientific Inc	46,058	9,688	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$50,245	outstanding voting shares of the security). Please see affiliated sub-
Internet - 16.83%			schedule for transactional information.
Alibaba Group Holding Ltd ADR(a)	76,531	13,664	(c) Current yield shown is as of period end.
Alphabet Inc - A Shares (a)	18,022	18,357
Amazon.com Inc (a)	19,271	30,181
Facebook Inc (a)	93,547	16,090
Netflix Inc (a)	55,638	17,385	Portfolio Summary (unaudited)
Spotify Technology SA (a)	23,900	3,864	Sector		Percent
Twitter Inc (a)	201,700	6,113	Communications		19.71%
		$105,654	Technology		18.14%
Leisure Products & Services - 1.44%			Consumer, Non-cyclical		18.05%
Royal Caribbean Cruises Ltd	83,466	9,030	Financial		13.32%
			Industrial		12.68%
Lodging - 1.01%			Consumer, Cyclical		11.35%
Las Vegas Sands Corp	43,200	3,168	Energy		3.31%
Wynn Resorts Ltd	16,895	3,145	Basic Materials		2.18%
		$6,313	Investment Companies		1.16%
			Other Assets and Liabilities		0.10%
Machinery - Construction & Mining - 3.15%			TOTAL NET ASSETS		100.00%
Caterpillar Inc	136,984	19,775

Machinery - Diversified - 2.70%
Deere & Co	77,370	10,470
Rockwell Automation Inc	39,548	6,507
		$16,977
Oil & Gas - 3.31%
Continental Resources Inc/OK (a)	136,865	9,041
Diamondback Energy Inc	91,604	11,767
		$20,808

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$154,703	$147,406			$7,297
		$—		$154,703	$147,406			$7,297

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$43		$—			$—		$—
	$43		$—			$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS - 96.14%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.02%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	26,259	$620	Illumina Inc (a)	7,780	$1,874
Omnicom Group Inc	17,446	1,285	Incyte Corp (a)	161,184	9,983
		$1,905	Intercept Pharmaceuticals Inc (a)	1,255	85
Aerospace & Defense - 2.76%			Intrexon Corp (a)	2,755	50
Boeing Co/The	569,904	190,097	Ionis Pharmaceuticals Inc (a)	8,682	374
General Dynamics Corp	11,560	2,327	Regeneron Pharmaceuticals Inc (a)	5,694	1,729
Harris Corp	2,756	431	Seattle Genetics Inc (a)	7,435	381
HEICO Corp	3,131	275	Vertex Pharmaceuticals Inc (a)	402,660	61,671
HEICO Corp - Class A	5,565	402			$132,820
Lockheed Martin Corp	18,767	6,021	Building Materials - 0.04%
Northrop Grumman Corp	14,146	4,556	Armstrong World Industries Inc (a)	4,472	250
Raytheon Co	11,979	2,455	Eagle Materials Inc	3,671	363
Rockwell Collins Inc	12,117	1,606	Fortune Brands Home & Security Inc	11,225	614
Spirit AeroSystems Holdings Inc	181,385	14,578	Lennox International Inc	2,915	564
TransDigm Group Inc	3,681	1,180	Martin Marietta Materials Inc	4,118	802
		$223,928	Masco Corp	16,838	638
Agriculture - 0.64%					$3,231
Altria Group Inc	146,594	8,225	Chemicals - 1.39%
Philip Morris International Inc	537,737	44,095	Albemarle Corp	1,599	155
		$52,320	Axalta Coating Systems Ltd (a)	15,752	487
Airlines - 0.38%			Celanese Corp	6,304	685
American Airlines Group Inc	671,608	28,832	Chemours Co/The	14,363	695
Copa Holdings SA	913	107	DowDuPont Inc	59,516	3,764
Southwest Airlines Co	29,441	1,556	FMC Corp	9,979	795
		$30,495	Huntsman Corp	8,827	263
Apparel - 0.49%			International Flavors & Fragrances Inc	5,733	810
Carter's Inc	4,177	419	LyondellBasell Industries NV	14,334	1,515
Hanesbrands Inc	27,685	511	Monsanto Co	33,650	4,219
Michael Kors Holdings Ltd (a)	1,860	127	NewMarket Corp	542	206
NIKE Inc	512,626	35,059	Platform Specialty Products Corp (a)	8,817	89
Skechers U.S.A. Inc (a)	5,232	149	PPG Industries Inc	20,112	2,129
VF Corp	42,484	3,436	Praxair Inc	20,258	3,090
		$39,701	RPM International Inc	9,405	454
Automobile Manufacturers - 0.56%			Sherwin-Williams Co/The	252,767	92,932
Tesla Inc (a)	155,646	45,744	Versum Materials Inc	2,748	97
			Westlake Chemical Corp	1,757	188
Automobile Parts & Equipment - 0.05%			WR Grace & Co	5,259	360
Allison Transmission Holdings Inc	10,918	426			$112,933
Aptiv PLC	14,304	1,210	Commercial Services - 4.85%
BorgWarner Inc	2,860	140	Aramark	8,415	315
Delphi Technologies PLC	7,099	344	Automatic Data Processing Inc	23,923	2,825
Lear Corp	4,372	817	Booz Allen Hamilton Holding Corp	11,581	459
Visteon Corp (a)	2,768	344	Bright Horizons Family Solutions Inc (a)	4,771	453
WABCO Holdings Inc (a)	4,203	542	Cintas Corp	402,304	68,512
			CoreLogic Inc/United States (a)	5,325	264
		$3,823	CoStar Group Inc (a)	2,797	1,026
Banks - 0.48%
Bank of the Ozarks	4,881	228	Ecolab Inc	13,716	1,986
			Euronet Worldwide Inc (a)	4,689	366
Capital One Financial Corp	5,417	491	FleetCor Technologies Inc (a)	390,812	81,008
East West Bancorp Inc	1,662	111
Morgan Stanley	707,810	36,537	Global Payments Inc	325,053	36,747
Signature Bank/New York NY (a)	2,547	324	H&R Block Inc	5,106	141
			IHS Markit Ltd (a)	16,995	835
State Street Corp	4,185	418
SVB Financial Group (a)	3,062	917	MarketAxess Holdings Inc	2,754	547
Western Alliance Bancorp (a)	4,873	287	Moody's Corp	13,856	2,247
		$39,313	Morningstar Inc	1,731	188
			PayPal Holdings Inc (a)	2,437,212	181,840
Beverages - 0.26%
Brown-Forman Corp - B Shares	4,368	245	Robert Half International Inc	10,123	615
Coca-Cola Co/The	153,680	6,640	Rollins Inc	8,583	416
Constellation Brands Inc	8,646	2,016	S&P Global Inc	19,899	3,753
Dr Pepper Snapple Group Inc	13,323	1,598	Sabre Corp	14,894	307
Monster Beverage Corp (a)	22,075	1,214	Service Corp International/US	14,522	530
			ServiceMaster Global Holdings Inc (a)	10,926	553
PepsiCo Inc	94,521	9,541	Square Inc (a)	18,479	875
		$21,254	Total System Services Inc	14,288	1,201
Biotechnology - 1.64%			TransUnion	14,482	940
ACADIA Pharmaceuticals Inc (a)	6,793	107
			United Rentals Inc (a)	6,615	992
Alexion Pharmaceuticals Inc (a)	230,954	27,167
			Verisk Analytics Inc (a)	11,736	1,249
Alnylam Pharmaceuticals Inc (a)	124,861	11,803
			Western Union Co/The	36,390	719
Amgen Inc	14,997	2,617	WEX Inc (a)	2,842	460
Biogen Inc (a)	14,403	3,941
			Worldpay Inc (a)	15,314	1,244
BioMarin Pharmaceutical Inc (a)	12,536	1,047
Celgene Corp (a)	53,914	4,696			$393,613
Exelixis Inc (a)	20,737	432	Computers - 2.81%
Gilead Sciences Inc	67,321	4,863	Accenture PLC - Class A	61,662	9,323

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics (continued)
Apple Inc	675,768	$111,677	Mettler-Toledo International Inc (a)	1,907	$1,068
Cognizant Technology Solutions Corp	73,333	6,000	National Instruments Corp	7,872	322
Dell Technologies Inc Class V (a)	14,997	1,076	PerkinElmer Inc	2,345	172
DXC Technology Co	46,032	4,744	Sensata Technologies Holding PLC (a)	7,442	377
Fortinet Inc (a)	12,205	676	Waters Corp (a)	5,847	1,102
Genpact Ltd	2,786,313	88,856			$243,168
International Business Machines Corp	31,102	4,509	Entertainment - 0.02%
NetApp Inc	18,468	1,230	Lions Gate Entertainment Corp - A shares	4,558	113
Western Digital Corp	2,261	178	Lions Gate Entertainment Corp - B shares	7,546	174
		$228,269	Live Nation Entertainment Inc (a)	10,367	409
Consumer Products - 0.07%			Madison Square Garden Co/The (a)	216	53
Avery Dennison Corp	6,568	689	Six Flags Entertainment Corp	5,659	358
Church & Dwight Co Inc	19,656	908	Vail Resorts Inc	3,045	698
Clorox Co/The	8,590	1,007			$1,805
Kimberly-Clark Corp	26,986	2,794	Environmental Control - 0.42%
Spectrum Brands Holdings Inc	2,026	146	Waste Connections Inc	431,804	31,219
		$5,544	Waste Management Inc	36,668	2,981
Cosmetics & Personal Care - 1.43%					$34,200
Colgate-Palmolive Co	7,273	474	Food - 0.12%
Estee Lauder Cos Inc/The	771,517	114,254	Campbell Soup Co	10,589	432
Procter & Gamble Co/The	16,518	1,195	General Mills Inc	42,167	1,844
		$115,923	Hershey Co/The	9,804	901
Distribution & Wholesale - 0.05%			Kellogg Co	17,647	1,040
Fastenal Co	21,926	1,096	Kroger Co/The	38,211	963
HD Supply Holdings Inc (a)	15,071	583	Lamb Weston Holdings Inc	3,159	206
KAR Auction Services Inc	11,538	600	McCormick & Co Inc/MD	9,411	992
LKQ Corp (a)	4,859	151	Pilgrim's Pride Corp (a)	7,172	155
Pool Corp	3,251	451	Sprouts Farmers Market Inc (a)	12,774	320
Watsco Inc	2,598	435	Sysco Corp	44,437	2,779
WW Grainger Inc	3,727	1,049			$9,632
		$4,365	Forest Products & Paper - 0.02%
Diversified Financial Services - 6.08%			International Paper Co	27,873	1,437
Alliance Data Systems Corp	3,812	774
Ameriprise Financial Inc	9,989	1,401	Hand & Machine Tools - 0.01%
BGC Partners Inc	9,627	129	Lincoln Electric Holdings Inc	5,016	416
Cboe Global Markets Inc	8,516	909	Snap-on Inc	964	140
Charles Schwab Corp/The	1,208,054	67,264	Stanley Black & Decker Inc	816	115
Credit Acceptance Corp (a)	937	310			$671
Eaton Vance Corp	9,253	503	Healthcare - Products - 8.62%
Federated Investors Inc	4,034	107	ABIOMED Inc (a)	3,186	959
Intercontinental Exchange Inc	622,315	45,093	Align Technology Inc (a)	6,007	1,501
Invesco Ltd	5,827	169	Baxter International Inc	2,476	172
Lazard Ltd	8,904	485	Becton Dickinson and Co	377,530	87,538
Legg Mason Inc	3,129	124	Bio-Techne Corp	3,223	486
LPL Financial Holdings Inc	7,582	459	Boston Scientific Corp (a)	73,110	2,100
Mastercard Inc	81,493	14,528	Bruker Corp	5,036	149
Raymond James Financial Inc	3,091	277	Cooper Cos Inc/The	2,923	668
SEI Investments Co	10,378	656	Danaher Corp	1,333,160	133,743
T Rowe Price Group Inc	5,623	640	Edwards Lifesciences Corp (a)	535,943	68,258
TD Ameritrade Holding Corp	547,858	31,826	Henry Schein Inc (a)	12,000	912
Visa Inc	2,584,221	327,885	Hill-Rom Holdings Inc	5,240	450
		$493,539	IDEXX Laboratories Inc (a)	6,613	1,286
Electric - 0.36%			Intuitive Surgical Inc (a)	506,269	223,153
NRG Energy Inc	4,150	129	Medtronic PLC	5,141	412
Sempra Energy	263,645	29,475	OPKO Health Inc (a)	2,560	8
		$29,604	ResMed Inc	10,871	1,029
Electrical Components & Equipment - 0.02%			Stryker Corp	390,520	66,161
AMETEK Inc	3,868	270	Teleflex Inc	766	205
Emerson Electric Co	4,628	307	Thermo Fisher Scientific Inc	518,427	109,051
Energizer Holdings Inc	5,565	319	Varian Medical Systems Inc (a)	7,303	844
Hubbell Inc	3,290	342			$699,085
		$1,238	Healthcare - Services - 4.03%
Electronics - 3.00%			Aetna Inc	12,427	2,225
Agilent Technologies Inc	6,725	442	Anthem Inc	185,558	43,790
Allegion PLC	7,851	606	Centene Corp (a)	2,327	253
Amphenol Corp	1,230,199	102,980	Charles River Laboratories International Inc	3,979	414
Corning Inc	2,677	72	(a)
FLIR Systems Inc	7,443	399	Cigna Corp	509,974	87,624
Fortive Corp	1,875,601	131,873	HCA Healthcare Inc	458,869	43,932
Gentex Corp	15,941	363	Humana Inc	87,716	25,804
Honeywell International Inc	23,445	3,392	IQVIA Holdings Inc (a)	8,060	772
			UnitedHealth Group Inc	512,504	121,156

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging (continued)
WellCare Health Plans Inc (a)	3,382	$694	Wynn Resorts Ltd	6,043	$1,125
		$326,664			$55,675
Home Builders - 0.03%			Machinery - Construction & Mining - 0.96%
DR Horton Inc	15,007	662	BWX Technologies Inc	1,091,167	73,981
NVR Inc (a)	264	818	Caterpillar Inc	27,509	3,971
PulteGroup Inc	7,445	226			$77,952
Thor Industries Inc	4,272	454	Machinery - Diversified - 1.58%
Toll Brothers Inc	6,427	271	Cognex Corp	13,112	606
		$2,431	Cummins Inc	2,700	432
Home Furnishings - 0.01%			Deere & Co	17,274	2,338
Leggett & Platt Inc	8,152	331	Graco Inc	13,962	614
Whirlpool Corp	672	104	IDEX Corp	5,763	770
		$435	Nordson Corp	4,686	603
Housewares - 0.01%			Rockwell Automation Inc	9,628	1,584
Scotts Miracle-Gro Co/The	3,177	265	Roper Technologies Inc	453,228	119,738
Toro Co/The	9,057	529	Xylem Inc/NY	7,892	575
Tupperware Brands Corp	4,174	186	Zebra Technologies Corp (a)	4,603	621
		$980			$127,881
Insurance - 0.36%			Media - 0.69%
Allstate Corp/The	5,250	514	AMC Networks Inc (a)	4,398	229
American International Group Inc	5,694	319	Cable One Inc	392	249
Aon PLC	13,268	1,890	CBS Corp	24,502	1,205
Arch Capital Group Ltd (a)	1,566	125	Charter Communications Inc (a)	139,581	37,867
Arthur J Gallagher & Co	9,804	686	Comcast Corp - Class A	229,555	7,206
Assurant Inc	1,188	110	Discovery Inc (a)	4,703	104
Marsh & McLennan Cos Inc	27,199	2,217	DISH Network Corp (a)	13,371	449
Progressive Corp/The	47,079	2,838	FactSet Research Systems Inc	2,997	567
Voya Financial Inc	1,958	103	Sirius XM Holdings Inc	105,671	669
Willis Towers Watson PLC	137,971	20,490	Twenty-First Century Fox Inc - A Shares	52,914	1,934
		$29,292	Twenty-First Century Fox Inc - B Shares	3,767	136
Internet - 22.56%			Walt Disney Co/The	54,971	5,515
Alibaba Group Holding Ltd ADR(a)	1,101,583	196,676			$56,130
Alphabet Inc - A Shares (a)	159,541	162,506	Mining - 0.01%
Alphabet Inc - C Shares (a)	218,470	222,255	Freeport-McMoRan Inc	43,626	663
Amazon.com Inc (a)	323,403	506,491	Royal Gold Inc	2,052	182
Booking Holdings Inc (a)	147,169	320,534	Southern Copper Corp	6,034	319
CDW Corp/DE	12,178	868			$1,164
Dropbox Inc (a),(b)	35,322	1,064	Miscellaneous Manufacturers - 1.05%
F5 Networks Inc (a)	5,291	863	3M Co	31,010	6,028
Facebook Inc (a)	1,779,100	306,005	AO Smith Corp	1,169,587	71,754
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	5,760	719	AptarGroup Inc	1,422	133
GoDaddy Inc (a)	10,683	690	Dover Corp	2,102	195
IAC/InterActiveCorp (a)	5,698	924	General Electric Co	80,879	1,138
Match Group Inc (a)	5,073	239	Illinois Tool Works Inc	27,460	3,900
Netflix Inc (a)	159,324	49,782	Ingersoll-Rand PLC	9,833	825
Palo Alto Networks Inc (a)	7,021	1,352	Parker-Hannifin Corp	6,108	1,005
Shopify Inc (a)	87,059	11,634			$84,978
Snap Inc Class A (a)	541,300	7,757	Oil & Gas - 0.04%
Tencent Holdings Ltd ADR	801,199	39,363	Antero Resources Corp (a)	9,386	178
Twitter Inc (a)	6,079	184	Apache Corp	2,029	83
Uber Technologies Inc (a),(b),(c),(d)	3,929	135	Cabot Oil & Gas Corp	24,130	577
VeriSign Inc (a)	6,939	815	Chesapeake Energy Corp (a)	9,796	29
Zillow Group Inc - A Shares (a)	3,427	166	Cimarex Energy Co	6,501	654
		$1,831,022	Continental Resources Inc/OK (a)	3,177	210
Investment Companies - 0.00%			Devon Energy Corp	3,206	116
Leucadia National Corp	7,061	170	Diamondback Energy Inc	1,730	222
			EOG Resources Inc	3,910	462
Iron & Steel - 0.00%			EQT Corp	2,728	137
Steel Dynamics Inc	3,289	147	Gulfport Energy Corp (a)	2,587	24
			Laredo Petroleum Inc (a)	14,159	156
Leisure Products & Services - 0.01%			Newfield Exploration Co (a)	15,185	453
Brunswick Corp/DE	6,149	368	RSP Permian Inc (a)	5,054	251
Polaris Industries Inc	4,783	502			$3,552
		$870	Oil & Gas Services - 0.03%
Lodging - 0.69%			Halliburton Co	42,129	2,233
Choice Hotels International Inc	3,251	260	RPC Inc	5,062	91
Extended Stay America Inc	11,246	220			$2,324
Hilton Grand Vacations Inc (a)	8,078	348	Packaging & Containers - 0.04%
Hilton Worldwide Holdings Inc	557,302	43,937	Ardagh Group SA	2,842	58
Las Vegas Sands Corp	52,783	3,871	Ball Corp	14,568	584
Marriott International Inc/MD	36,127	4,938	Berry Global Group Inc (a)	10,328	568
MGM Resorts International	3,241	102	Crown Holdings Inc (a)	7,238	361
Wyndham Worldwide Corp	7,649	874

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			Retail (continued)
Graphic Packaging Holding Co	18,611	$266	Home Depot Inc/The	96,126	$17,764
Owens-Illinois Inc (a)	11,198	228	L Brands Inc	3,392	118
Packaging Corp of America	7,173	830	Lowe's Cos Inc	79,740	6,573
Sealed Air Corp	6,828	299	Lululemon Athletica Inc (a)	7,703	769
Silgan Holdings Inc	6,987	196	McDonald's Corp	42,680	7,146
		$3,390	Michaels Cos Inc/The (a)	9,007	168
Pharmaceuticals - 3.49%			MSC Industrial Direct Co Inc	2,139	185
AbbVie Inc	115,202	11,123	Nordstrom Inc	9,950	503
Agios Pharmaceuticals Inc (a)	3,168	266	Nu Skin Enterprises Inc	1,942	138
Alkermes PLC (a)	10,949	485	O'Reilly Automotive Inc (a)	6,237	1,597
AmerisourceBergen Corp	12,401	1,123	Qurate Retail Group Inc QVC Group (a)	22,695	531
Bristol-Myers Squibb Co	43,335	2,259	Restaurant Brands International Inc	291,200	15,847
DexCom Inc (a)	969,338	70,936	Rite Aid Corp (a)	54,643	91
Eli Lilly & Co	52,213	4,233	Ross Stores Inc	590,381	47,733
Express Scripts Holding Co (a)	15,723	1,190	Sally Beauty Holdings Inc (a)	5,483	95
Herbalife Nutrition Ltd (a)	5,387	569	Starbucks Corp	73,403	4,226
Johnson & Johnson	22,065	2,791	Tapestry Inc	4,316	232
McKesson Corp	1,150	180	TJX Cos Inc/The	1,068,964	90,701
Merck & Co Inc	459,938	27,077	Tractor Supply Co	10,188	693
Neurocrine Biosciences Inc (a)	6,282	509	Walgreens Boots Alliance Inc	20,954	1,392
Premier Inc (a)	3,092	102	Williams-Sonoma Inc	2,577	123
TESARO Inc (a)	2,609	133	Yum China Holdings Inc	24,478	1,047
Zoetis Inc	1,918,954	160,194	Yum! Brands Inc	127,696	11,123
		$283,170			$382,572
Pipelines - 0.03%			Semiconductors - 1.43%
Cheniere Energy Inc (a)	9,954	579	Analog Devices Inc	19,842	1,733
ONEOK Inc	28,105	1,692	Applied Materials Inc	118,160	5,869
Williams Cos Inc/The	8,694	224	ASML Holding NV - NY Reg Shares	78,787	14,847
		$2,495	Broadcom Inc	95,775	21,973
Real Estate - 0.01%			Cypress Semiconductor Corp	7,480	109
CBRE Group Inc (a)	9,951	451	IPG Photonics Corp (a)	3,137	668
VICI Properties Inc	4,250	77	KLA-Tencor Corp	12,399	1,262
		$528	Lam Research Corp	23,221	4,297
REITs - 2.25%			Maxim Integrated Products Inc	376,436	20,516
American Tower Corp	32,757	4,467	Microchip Technology Inc	17,404	1,456
			Micron Technology Inc (a)	104,687	4,814
Boston Properties Inc	1,787	217	Microsemi Corp (a)	8,431	545
CoreSite Realty Corp	2,605	271
Crown Castle International Corp	433,533	43,730	NVIDIA Corp	52,483	11,803
			NXP Semiconductors NV (a)	10,029	1,052
CubeSmart	9,761	287	ON Semiconductor Corp (a)	33,455	739
Digital Realty Trust Inc	11,217	1,186	Qorvo Inc (a)	5,453	368
Douglas Emmett Inc	9,837	367
Equinix Inc	4,146	1,745	Skyworks Solutions Inc	14,048	1,219
Equity LifeStyle Properties Inc	6,178	551	Teradyne Inc	15,896	517
Extra Space Storage Inc	7,708	691	Texas Instruments Inc	94,005	9,535
Federal Realty Investment Trust	2,177	252	Xilinx Inc	193,938	12,459
Gaming and Leisure Properties Inc	5,437	186			$115,781
Hudson Pacific Properties Inc	1,893	62	Shipbuilding - 0.01%
Iron Mountain Inc	18,085	614	Huntington Ingalls Industries Inc	2,950	718
Lamar Advertising Co	5,684	362
Outfront Media Inc	2,633	49	Software - 14.62%
Public Storage	13,326	2,689	Activision Blizzard Inc	332,033	22,030
SBA Communications Corp (a)	756,174	121,162	Adobe Systems Inc (a)	607,253	134,567
Simon Property Group Inc	23,912	3,738	ANSYS Inc (a)	403,637	65,252
Tanger Factory Outlet Centers Inc	1,253	28	athenahealth Inc (a)	3,271	401
Taubman Centers Inc	2,092	117	Atlassian Corp PLC (a)	7,513	421
			Autodesk Inc (a)	9,066	1,141
		$182,771	Black Knight Inc (a)	10,991	535
Retail - 4.71%
Advance Auto Parts Inc	1,623	186	Broadridge Financial Solutions Inc	9,395	1,007
AutoZone Inc (a)	1,757	1,097	Cadence Design Systems Inc (a)	21,879	876
Burlington Stores Inc (a)	3,232	439	CDK Global Inc	10,245	668
CarMax Inc (a)	13,326	833	Cerner Corp (a)	21,804	1,270
Copart Inc (a)	15,848	809	Citrix Systems Inc (a)	11,893	1,224
			Dropbox Inc (a)	35,930	1,082
Costco Wholesale Corp	532,292	104,947
Darden Restaurants Inc	9,619	893	Dun & Bradstreet Corp/The	1,757	203
			Electronic Arts Inc (a)	1,032,268	121,787
Dick's Sporting Goods Inc	5,970	198
Dollar General Corp	630,257	60,839	Fidelity National Information Services Inc	9,993	949
Dollar Tree Inc (a)	16,388	1,571	First Data Corp (a)	36,501	661
			Fiserv Inc (a)	22,224	1,575
Domino's Pizza Inc	3,395	821	Guidewire Software Inc (a)	2,568	217
Dunkin' Brands Group Inc	6,995	426
Floor & Decor Holdings Inc (a)	2,807	156	Intuit Inc	1,102,068	203,651
Foot Locker Inc	1,825	79	Jack Henry & Associates Inc	6,155	735
			Manhattan Associates Inc (a)	5,642	243
Gap Inc/The	3,066	90
Genuine Parts Co	4,455	393

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Software (continued)				(continued)		Shares Held	Value (000's)
Microsoft Corp		2,765,745	$258,653	Internet (continued)
MSCI Inc		6,882	1,031	Uber Technologies Inc 0.00% (a),(b),(c),(d)		4	$—
Oracle Corp		12,636	577	Uber Technologies Inc 0.00% (a),(b),(c),(d)		209,464	7,205
Paychex Inc		24,120	1,461	Uber Technologies Inc 0.00% (a),(b),(c),(d)		862	30
PTC Inc (a)		9,103	750	Uber Technologies Inc 0.00% (a),(b),(c),(d)		357	12
Red Hat Inc (a)		402,145	65,574	Uber Technologies Inc	0.00% (a),(b),(c),(d)	560	19
salesforce.com Inc (a)		1,670,447	202,107	Uber Technologies Inc	0.00% (a),(b),(c),(d)	397	14
ServiceNow Inc (a)		188,640	31,340				$35,038
Splunk Inc (a)		10,878	1,117	TOTAL CONVERTIBLE PREFERRED STOCKS			$35,038
SS&C Technologies Holdings Inc		13,196	655	PREFERRED STOCKS - 0.14%		Shares Held	Value (000's)
Synopsys Inc (a)		1,702	146	Internet - 0.06%
Take-Two Interactive Software Inc (a)		9,031	900	Flipkart Online Services Pvt Ltd Series G		29,246	4,963
Tyler Technologies Inc (a)		2,810	615	0.00% (a),(b),(c),(d)
Veeva Systems Inc (a)		9,235	648
VMware Inc (a)		279,271	37,216	Software - 0.08%
Workday Inc (a)		185,414	23,147	Magic Leap Inc 0.00% (a),(b),(c),(d)		168,788	4,557
			$1,186,432	Magic Leap Inc 0.00% (a),(b),(d)		48,744	1,316
Telecommunications - 0.13%							$5,873
Arista Networks Inc (a)		4,360	1,153	TOTAL PREFERRED STOCKS			$10,836
CommScope Holding Co Inc (a)		8,292	317
GCI Liberty Inc (a)		2,054	92	Total Investments			$8,078,938
				Other Assets and Liabilities - 0.44%			$35,717
LogMeIn Inc		2,662	293	TOTAL NET ASSETS - 100.00%			$8,114,655
Motorola Solutions Inc		2,241	246
Switch Inc		8,024	114
T-Mobile US Inc (a)		13,464	815	(a) Non-income producing security
Verizon Communications Inc		150,084	7,407	(b)			Restricted Security. Please see Restricted Security Sub-Schedule for more
Zayo Group Holdings Inc (a)		13,359	485	information.
			$10,922	(c)			The value of these investments was determined using significant
Textiles - 0.00%				unobservable inputs.
Mohawk Industries Inc (a)		394	83	(d)			Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
Toys, Games & Hobbies - 0.01%				Directors. Certain inputs used in the valuation may be unobservable;
Hasbro Inc		6,508	573	however, each security is evaluated individually for purposes of ASC 820
				which results in not all securities being identified as Level 3 of the fair
Transportation - 0.56%				value hierarchy. At the end of the period, the fair value of these securities
CH Robinson Worldwide Inc		10,767	991	totaled $41,628 or 0.51% of net assets.
CSX Corp		40,915	2,430	(e)			Affiliated Security. Security is either an affiliate (and registered under the
Expeditors International of Washington Inc		10,289	657	Investment Company Act of 1940) or an affiliate as defined by the
FedEx Corp		21,448	5,302	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
JB Hunt Transport Services Inc		7,016	824	outstanding voting shares of the security). Please see affiliated sub-
Kansas City Southern		201,336	21,468	schedule for transactional information.
Landstar System Inc		3,830	389	(f) Current yield shown is as of period end.
Old Dominion Freight Line Inc		3,336	447
Union Pacific Corp		58,293	7,790
United Parcel Service Inc		36,872	4,185
XPO Logistics Inc (a)		6,939	674	Portfolio Summary (unaudited)
			$45,157	Sector			Percent
Water - 0.20%				Consumer, Non-cyclical			25.15%
American Water Works Co Inc		183,073	15,851	Communications			23.89%
				Technology			18.94%
TOTAL COMMON STOCKS			$7,801,670	Industrial			10.45%
INVESTMENT COMPANIES - 2.85%		Shares Held	Value (000's)	Financial			9.18%
Money Market Funds - 2.85%				Consumer, Cyclical			7.02%
Principal Government Money Market Fund		231,393,785	231,394	Investment Companies			2.85%
1.55%(e),(f)				Basic Materials			1.42%
				Utilities			0.56%
TOTAL INVESTMENT COMPANIES			$231,394	Energy			0.10%
CONVERTIBLE PREFERRED STOCKS -				Other Assets and Liabilities			0.44%
0.43%		Shares Held	Value (000's)	TOTAL NET ASSETS			100.00%
Internet - 0.43%
Airbnb Inc - Series D 0.00% (a),(b),(c),(d)		121,527	$14,225
Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	29,361	3,437
Dropbox Inc 0.00% (a),(b)		169,390	5,100
Flipkart Online Services Pvt Ltd Series A		1,967	245
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C		3,472	433
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E		6,455	806
0.00% (a),(b),(c),(d)
Uber Technologies Inc	0.00% (a),(b),(c),(d)	98,844	3,400
Uber Technologies Inc	0.00% (a),(b),(c),(d)	322	11
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,434	49
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,502	52

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases			Sales		April 30, 2018
	Value			Cost	Proceeds			Value
Principal Government Money Market Fund		$—		$1,096,763		$865,369		$231,394
		$—		$1,096,763		$865,369		$231,394

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$1,031		$—				$—	$—
	$1,031		$—				$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date				Cost		Value	Percent of Net Assets
Airbnb Inc - Series D		4/16/2014			$4,948		$14,225	0.18%
Airbnb Inc - Series E		7/14/2015			2,733		3,437	0.04%
Dropbox Inc		1/30/2014			4,854		5,100	0.06%
Dropbox Inc		11/7/2014			1,012		1,064	0.01%
Flipkart Online Services Pvt Ltd		3/19/2015			657		719	0.01%
Flipkart Online Services Pvt Ltd Series A		3/19/2015			224		245	0.00%
Flipkart Online Services Pvt Ltd Series C		3/19/2015			396		433	0.01%
Flipkart Online Services Pvt Ltd Series E		3/19/2015			736		806	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014			3,502		4,963	0.06%
Magic Leap Inc		10/12/2017			1,316		1,316	0.02%
Magic Leap Inc		1/20/2016			3,888		4,557	0.06%
Uber Technologies Inc	12/05/2014-01/16/2018				6,979		7,205	0.09%
Uber Technologies Inc		1/16/2018			50		52	0.00%
Uber Technologies Inc		1/16/2018			42		30	0.00%
Uber Technologies Inc		1/16/2018			12		12	0.00%
Uber Technologies Inc		1/16/2018			13		14	0.00%
Uber Technologies Inc		1/16/2018			47		49	0.00%
Uber Technologies Inc		1/16/2018			11		11	0.00%
Uber Technologies Inc		12/3/2015			4,821		3,400	0.04%
Uber Technologies Inc		1/16/2018			129		135	0.00%
Uber Technologies Inc		1/16/2018			18		19	0.00%
Uber Technologies Inc		1/16/2018			—		—	0.00%
Total							$47,792	0.59%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018	Long		1,787	$236,509				$(3,314)
Total								$(3,314)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Beverages - 1.83%
Interpublic Group of Cos Inc/The	89,149	$2,103	Brown-Forman Corp - B Shares	60,645	$3,399
Omnicom Group Inc	53,393	3,933	Coca-Cola Co/The	890,243	38,467
		$6,036	Constellation Brands Inc	39,740	9,265
Aerospace & Defense - 2.63%			Dr Pepper Snapple Group Inc	41,678	5,000
Arconic Inc	98,510	1,754	Molson Coors Brewing Co	42,875	3,054
Boeing Co/The	128,270	42,786	Monster Beverage Corp (a)	95,874	5,273
General Dynamics Corp	64,033	12,891	PepsiCo Inc	329,760	33,286
Harris Corp	27,532	4,307			$97,744
L3 Technologies Inc	18,139	3,553	Biotechnology - 2.04%
Lockheed Martin Corp	57,609	18,483	Alexion Pharmaceuticals Inc (a)	51,403	6,046
Northrop Grumman Corp	40,366	12,999	Amgen Inc	155,001	27,045
Raytheon Co	66,899	13,710	Biogen Inc (a)	49,057	13,422
Rockwell Collins Inc	38,014	5,038	Celgene Corp (a)	174,411	15,191
TransDigm Group Inc	11,257	3,609	Gilead Sciences Inc	303,749	21,940
United Technologies Corp	172,467	20,722	Illumina Inc (a)	34,087	8,213
		$139,852	Incyte Corp (a)	40,736	2,523
Agriculture - 1.13%			Regeneron Pharmaceuticals Inc (a)	17,907	5,438
Altria Group Inc	440,668	24,726	Vertex Pharmaceuticals Inc (a)	58,872	9,017
Archer-Daniels-Midland Co	129,676	5,885			$108,835
Philip Morris International Inc	360,136	29,531	Building Materials - 0.34%
		$60,142	Fortune Brands Home & Security Inc	35,234	1,927
Airlines - 0.46%			Johnson Controls International plc	214,745	7,273
Alaska Air Group Inc	28,520	1,852	Martin Marietta Materials Inc	14,563	2,837
American Airlines Group Inc	97,641	4,191	Masco Corp	72,668	2,752
Delta Air Lines Inc	150,802	7,875	Vulcan Materials Co	30,719	3,431
Southwest Airlines Co	125,424	6,626			$18,220
United Continental Holdings Inc (a)	56,113	3,790	Chemicals - 1.91%
		$24,334	Air Products & Chemicals Inc	50,767	8,239
Apparel - 0.68%			Albemarle Corp	25,654	2,487
Hanesbrands Inc	83,531	1,543	CF Industries Holdings Inc	54,084	2,099
Michael Kors Holdings Ltd (a)	35,263	2,413	DowDuPont Inc	542,586	34,313
NIKE Inc	300,945	20,582	Eastman Chemical Co	33,150	3,384
PVH Corp	17,839	2,848	FMC Corp	31,148	2,483
Ralph Lauren Corp	12,847	1,411	International Flavors & Fragrances Inc	18,301	2,585
Under Armour Inc - Class A (a)	42,962	763	LyondellBasell Industries NV	75,020	7,932
Under Armour Inc - Class C (a)	42,745	656	Monsanto Co	102,211	12,814
VF Corp	76,345	6,174	Mosaic Co/The	81,285	2,191
		$36,390	PPG Industries Inc	59,007	6,248
Automobile Manufacturers - 0.49%			Praxair Inc	66,581	10,155
Ford Motor Co	904,893	10,171	Sherwin-Williams Co/The	19,181	7,052
General Motors Co	292,798	10,757			$101,982
PACCAR Inc	81,618	5,197	Commercial Services - 1.76%
		$26,125	Automatic Data Processing Inc	102,783	12,137
Automobile Parts & Equipment - 0.17%			Cintas Corp	20,001	3,406
Aptiv PLC	61,641	5,214	Ecolab Inc	60,281	8,727
BorgWarner Inc	45,892	2,246	Equifax Inc	27,843	3,120
			Gartner Inc (a)	21,062	2,555
Goodyear Tire & Rubber Co/The	55,727	1,399
		$8,859	Global Payments Inc	36,901	4,172
			H&R Block Inc	48,475	1,340
Banks - 7.70%			IHS Markit Ltd (a)	83,941	4,124
Bank of America Corp	2,218,396	66,374
Bank of New York Mellon Corp/The	234,135	12,763	Moody's Corp	38,552	6,253
			Nielsen Holdings PLC	77,735	2,445
BB&T Corp	180,251	9,517	PayPal Holdings Inc (a)	261,590	19,517
Capital One Financial Corp	112,758	10,218	Quanta Services Inc (a)	35,649	1,159
Citigroup Inc	595,935	40,684
Citizens Financial Group Inc	112,998	4,688	Robert Half International Inc	28,813	1,750
Comerica Inc	40,071	3,790	S&P Global Inc	58,874	11,104
			Total System Services Inc	38,345	3,223
Fifth Third Bancorp	160,876	5,336	United Rentals Inc (a)	19,597	2,939
Goldman Sachs Group Inc/The	81,921	19,524	Verisk Analytics Inc (a)	35,968	3,829
Huntington Bancshares Inc/OH	255,604	3,811
JPMorgan Chase & Co	795,787	86,566	Western Union Co/The	106,498	2,103
KeyCorp	245,947	4,899			$93,903
M&T Bank Corp	34,823	6,347	Computers - 5.46%
Morgan Stanley	319,924	16,514	Accenture PLC - Class A	142,991	21,620
Northern Trust Corp	49,331	5,266	Apple Inc	1,176,540	194,435
PNC Financial Services Group Inc/The	109,351	15,923	Cognizant Technology Solutions Corp	136,343	11,156
Regions Financial Corp	260,295	4,868	DXC Technology Co	66,147	6,817
State Street Corp	85,249	8,506	Hewlett Packard Enterprise Co	363,348	6,195
SunTrust Banks Inc	108,587	7,254	HP Inc	379,688	8,160
SVB Financial Group (a)	12,261	3,674	International Business Machines Corp	198,645	28,796
US Bancorp	363,884	18,358	NetApp Inc	62,125	4,136
Wells Fargo & Co	1,017,928	52,892	Seagate Technology PLC	66,045	3,823
Zions Bancorporation	45,567	2,495	Western Digital Corp	68,997	5,436
		$410,267			$290,574

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.31%			Electronics (continued)
Avery Dennison Corp	20,389	$2,137	Allegion PLC	22,071	$1,703
Church & Dwight Co Inc	56,564	2,613	Amphenol Corp	70,835	5,930
Clorox Co/The	30,006	3,517	Corning Inc	201,513	5,445
Kimberly-Clark Corp	81,320	8,420	FLIR Systems Inc	32,212	1,725
		$16,687	Fortive Corp	71,016	4,993
Cosmetics & Personal Care - 1.22%			Garmin Ltd	25,651	1,505
Colgate-Palmolive Co	202,966	13,239	Honeywell International Inc	174,371	25,228
Coty Inc	109,487	1,900	Mettler-Toledo International Inc (a)	5,907	3,307
Estee Lauder Cos Inc/The	52,070	7,711	PerkinElmer Inc	25,624	1,880
Procter & Gamble Co/The	584,559	42,287	TE Connectivity Ltd	81,436	7,472
		$65,137	Waters Corp (a)	18,269	3,442
Distribution & Wholesale - 0.17%					$67,549
Fastenal Co	66,699	3,334	Engineering & Construction - 0.07%
LKQ Corp (a)	71,783	2,227	Fluor Corp	32,441	1,912
WW Grainger Inc	11,839	3,331	Jacobs Engineering Group Inc	27,923	1,622
		$8,892			$3,534
Diversified Financial Services - 3.85%			Environmental Control - 0.23%
Affiliated Managers Group Inc	12,638	2,084	Republic Services Inc	52,224	3,378
Alliance Data Systems Corp	11,189	2,272	Stericycle Inc (a)	19,836	1,165
American Express Co	167,052	16,496	Waste Management Inc	92,514	7,520
Ameriprise Financial Inc	33,932	4,758			$12,063
BlackRock Inc	28,697	14,965	Food - 1.20%
Cboe Global Markets Inc	26,133	2,790	Campbell Soup Co	44,610	1,819
Charles Schwab Corp/The	277,871	15,472	Conagra Brands Inc	92,903	3,444
CME Group Inc	78,927	12,445	General Mills Inc	131,947	5,771
Discover Financial Services	82,260	5,861	Hershey Co/The	32,665	3,003
E*TRADE Financial Corp (a)	61,756	3,747	Hormel Foods Corp	62,627	2,270
Franklin Resources Inc	75,476	2,539	JM Smucker Co/The	26,337	3,005
Intercontinental Exchange Inc	135,020	9,784	Kellogg Co	57,723	3,400
Invesco Ltd	94,407	2,735	Kraft Heinz Co/The	138,487	7,808
Mastercard Inc	214,056	38,160	Kroger Co/The	204,366	5,148
Nasdaq Inc	27,035	2,388	McCormick & Co Inc/MD	28,080	2,960
Navient Corp	60,985	809	Mondelez International Inc	344,875	13,623
Raymond James Financial Inc	30,051	2,697	Sysco Corp	111,338	6,963
Synchrony Financial	165,699	5,496	Tyson Foods Inc	69,005	4,837
T Rowe Price Group Inc	56,716	6,455			$64,051
Visa Inc	417,984	53,034	Forest Products & Paper - 0.09%
		$204,987	International Paper Co	95,751	4,937
Electric - 2.76%
AES Corp/VA	153,151	1,875	Gas - 0.04%
Alliant Energy Corp	53,646	2,304	NiSource Inc	78,238	1,908
Ameren Corp	56,261	3,298
American Electric Power Co Inc	114,084	7,984	Hand & Machine Tools - 0.13%
CenterPoint Energy Inc	99,944	2,532	Snap-on Inc	13,153	1,910
CMS Energy Corp	65,486	3,090	Stanley Black & Decker Inc	35,559	5,035
Consolidated Edison Inc	71,973	5,767			$6,945
Dominion Energy Inc	151,072	10,055	Healthcare - Products - 3.27%
DTE Energy Co	41,595	4,384	Abbott Laboratories	403,603	23,461
Duke Energy Corp	162,334	13,013	Align Technology Inc (a)	16,724	4,179
Edison International	75,547	4,950	Baxter International Inc	115,225	8,008
Entergy Corp	41,916	3,420	Becton Dickinson and Co	61,736	14,315
Eversource Energy	73,478	4,427	Boston Scientific Corp (a)	318,808	9,156
Exelon Corp	223,766	8,879	Cooper Cos Inc/The	11,368	2,600
FirstEnergy Corp	103,661	3,566	Danaher Corp	142,340	14,280
NextEra Energy Inc	109,074	17,878	DENTSPLY SIRONA Inc	53,258	2,681
NRG Energy Inc	69,970	2,169	Edwards Lifesciences Corp (a)	48,700	6,202
PG&E Corp	119,409	5,505	Henry Schein Inc (a)	35,638	2,709
Pinnacle West Capital Corp	25,924	2,087	Hologic Inc (a)	64,120	2,487
PPL Corp	160,933	4,683	IDEXX Laboratories Inc (a)	20,202	3,929
Public Service Enterprise Group Inc	117,043	6,104	Intuitive Surgical Inc (a)	26,040	11,478
SCANA Corp	33,075	1,216	Medtronic PLC	314,251	25,181
Sempra Energy	59,204	6,619	ResMed Inc	33,141	3,137
Southern Co/The	233,767	10,781	Stryker Corp	74,710	12,657
WEC Energy Group Inc	73,167	4,703	Thermo Fisher Scientific Inc	93,165	19,597
Xcel Energy Inc	117,808	5,518	Varian Medical Systems Inc (a)	21,170	2,447
		$146,807	Zimmer Biomet Holdings Inc	47,105	5,425
Electrical Components & Equipment - 0.28%					$173,929
Acuity Brands Inc	9,776	1,171	Healthcare - Services - 2.37%
AMETEK Inc	53,641	3,744	Aetna Inc	75,811	13,574
Emerson Electric Co	147,203	9,776	Anthem Inc	59,297	13,993
		$14,691	Centene Corp (a)	40,230	4,368
Electronics - 1.27%			Cigna Corp	56,318	9,677
Agilent Technologies Inc	74,830	4,919	DaVita Inc (a)	33,761	2,120

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging - 0.46%
Envision Healthcare Corp (a)	28,053	$1,043	Hilton Worldwide Holdings Inc	65,591	$5,171
HCA Healthcare Inc	64,907	6,214	Marriott International Inc/MD	69,620	9,516
Humana Inc	31,926	9,392	MGM Resorts International	118,194	3,714
IQVIA Holdings Inc (a)	33,802	3,237	Wyndham Worldwide Corp	23,123	2,641
Laboratory Corp of America Holdings (a)	23,629	4,035	Wynn Resorts Ltd	18,633	3,469
Quest Diagnostics Inc	31,451	3,183			$24,511
UnitedHealth Group Inc	224,378	53,043	Machinery - Construction & Mining - 0.38%
Universal Health Services Inc	20,171	2,303	Caterpillar Inc	138,575	20,005
		$126,182
Home Builders - 0.16%			Machinery - Diversified - 0.59%
DR Horton Inc	79,322	3,501	Cummins Inc	36,113	5,773
Lennar Corp - A Shares	63,318	3,349	Deere & Co	75,079	10,161
PulteGroup Inc	61,110	1,855	Flowserve Corp	30,329	1,347
		$8,705	Rockwell Automation Inc	29,631	4,875
Home Furnishings - 0.07%			Roper Technologies Inc	23,844	6,299
Leggett & Platt Inc	30,663	1,243	Xylem Inc/NY	41,713	3,041
Whirlpool Corp	16,392	2,540			$31,496
		$3,783	Media - 2.30%
Housewares - 0.06%			CBS Corp	80,031	3,938
Newell Brands Inc	112,506	3,108	Charter Communications Inc (a)	43,138	11,703
			Comcast Corp - Class A	1,074,757	33,737
Insurance - 4.11%			Discovery Inc (a)	36,083	853
Aflac Inc	180,715	8,235	Discovery Inc (a)	70,811	1,573
Allstate Corp/The	82,190	8,040	DISH Network Corp (a)	52,877	1,774
American International Group Inc	208,447	11,673	News Corp - A Shares	88,807	1,419
Aon PLC	57,085	8,133	News Corp - B Shares	28,237	459
Arthur J Gallagher & Co	42,068	2,944	Time Warner Inc	180,828	17,142
Assurant Inc	12,168	1,129	Twenty-First Century Fox Inc - A Shares	244,399	8,935
Berkshire Hathaway Inc - Class B (a)	446,271	86,456	Twenty-First Century Fox Inc - B Shares	101,837	3,673
Brighthouse Financial Inc (a)	22,218	1,128	Viacom Inc - B Shares	81,831	2,468
Chubb Ltd	107,611	14,600	Walt Disney Co/The	348,665	34,982
Cincinnati Financial Corp	34,602	2,434			$122,656
Everest Re Group Ltd	9,470	2,203	Mining - 0.18%
Hartford Financial Services Group Inc/The	82,776	4,457	Freeport-McMoRan Inc	312,220	4,749
Lincoln National Corp	50,608	3,575	Newmont Mining Corp	123,700	4,860
Loews Corp	62,522	3,280			$9,609
Marsh & McLennan Cos Inc	117,705	9,593	Miscellaneous Manufacturers - 1.78%
MetLife Inc	240,372	11,459	3M Co	138,083	26,842
Progressive Corp/The	135,021	8,140	AO Smith Corp	33,731	2,069
Prudential Financial Inc	97,851	10,404	Dover Corp	35,807	3,319
Torchmark Corp	24,601	2,134	Eaton Corp PLC	102,071	7,658
Travelers Cos Inc/The	62,938	8,283	General Electric Co	2,013,274	28,327
Unum Group	51,305	2,482	Illinois Tool Works Inc	71,278	10,123
Willis Towers Watson PLC	30,641	4,550	Ingersoll-Rand PLC	57,938	4,861
XL Group Ltd	59,572	3,312	Parker-Hannifin Corp	30,852	5,079
		$218,644	Pentair PLC	38,410	2,584
Internet - 8.65%			Textron Inc	60,698	3,772
Alphabet Inc - A Shares (a)	69,214	70,500			$94,634
Alphabet Inc - C Shares (a)	70,576	71,799	Office & Business Equipment - 0.03%
Amazon.com Inc (a)	93,170	145,916	Xerox Corp	49,604	1,560
Booking Holdings Inc (a)	11,310	24,633
eBay Inc (a)	218,249	8,267	Oil & Gas - 4.99%
Expedia Group Inc	28,370	3,266	Anadarko Petroleum Corp	119,412	8,039
F5 Networks Inc (a)	14,341	2,339	Andeavor	32,802	4,537
Facebook Inc (a)	555,556	95,556	Apache Corp	88,449	3,622
Netflix Inc (a)	100,623	31,441	Cabot Oil & Gas Corp	106,844	2,555
Symantec Corp	143,758	3,995	Chevron Corp	442,940	55,416
TripAdvisor Inc (a)	25,163	942	Cimarex Energy Co	22,130	2,226
VeriSign Inc (a)	19,367	2,274	Concho Resources Inc (a)	34,566	5,434
		$460,928	ConocoPhillips	272,355	17,839
Investment Companies - 0.03%			Devon Energy Corp	121,990	4,432
Leucadia National Corp	72,698	1,748	EOG Resources Inc	134,172	15,855
			EQT Corp	56,770	2,849
Iron & Steel - 0.08%			Exxon Mobil Corp	982,517	76,391
Nucor Corp	73,717	4,542	Helmerich & Payne Inc	25,243	1,756
			Hess Corp	62,095	3,539
Leisure Products & Services - 0.27%			Marathon Oil Corp	197,016	3,596
Carnival Corp	94,135	5,936	Marathon Petroleum Corp	110,000	8,240
Harley-Davidson Inc	39,051	1,606	Newfield Exploration Co (a)	46,311	1,380
Norwegian Cruise Line Holdings Ltd (a)	47,809	2,556	Noble Energy Inc	114,127	3,861
Royal Caribbean Cruises Ltd	39,650	4,290	Occidental Petroleum Corp	177,419	13,708
		$14,388	Phillips 66	97,353	10,836
			Pioneer Natural Resources Co	39,489	7,959

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Range Resources Corp	52,443	$726	Welltower Inc	85,877	$4,589
Valero Energy Corp	100,443	11,142	Weyerhaeuser Co	175,118	6,441
		$265,938			$140,742
Oil & Gas Services - 0.81%			Retail - 5.13%
Baker Hughes a GE Co	97,986	3,538	Advance Auto Parts Inc	17,154	1,963
Halliburton Co	202,320	10,721	AutoZone Inc (a)	6,320	3,947
National Oilwell Varco Inc	88,122	3,408	Best Buy Co Inc	58,971	4,513
Schlumberger Ltd	320,900	22,001	CarMax Inc (a)	41,935	2,621
TechnipFMC PLC	101,664	3,351	Chipotle Mexican Grill Inc (a)	5,700	2,413
		$43,019	Costco Wholesale Corp	101,819	20,075
Packaging & Containers - 0.21%			Darden Restaurants Inc	28,645	2,660
Ball Corp	81,169	3,254	Dollar General Corp	59,820	5,774
Packaging Corp of America	21,878	2,531	Dollar Tree Inc (a)	54,977	5,272
Sealed Air Corp	38,810	1,702	Foot Locker Inc	28,104	1,211
WestRock Co	59,151	3,499	Gap Inc/The	50,511	1,477
		$10,986	Genuine Parts Co	34,024	3,005
Pharmaceuticals - 5.87%			Home Depot Inc/The	270,773	50,039
AbbVie Inc	369,631	35,688	Kohl's Corp	38,956	2,420
Allergan PLC	76,594	11,769	L Brands Inc	56,942	1,988
AmerisourceBergen Corp	37,693	3,414	Lowe's Cos Inc	192,447	15,863
Bristol-Myers Squibb Co	378,556	19,734	Macy's Inc	70,676	2,196
Cardinal Health Inc	72,973	4,683	McDonald's Corp	184,848	30,951
CVS Health Corp	235,245	16,427	Nordstrom Inc	27,106	1,370
Eli Lilly & Co	223,557	18,124	O'Reilly Automotive Inc (a)	19,402	4,968
Express Scripts Holding Co (a)	130,859	9,906	Ross Stores Inc	88,611	7,164
Johnson & Johnson	622,099	78,689	Starbucks Corp	325,858	18,760
McKesson Corp	47,846	7,474	Tapestry Inc	66,058	3,552
Merck & Co Inc	625,180	36,804	Target Corp	126,041	9,151
Mylan NV (a)	119,365	4,627	Tiffany & Co	23,630	2,430
Nektar Therapeutics (a)	37,314	3,122	TJX Cos Inc/The	146,616	12,440
Perrigo Co PLC	30,371	2,373	Tractor Supply Co	29,011	1,973
Pfizer Inc	1,380,322	50,534	Ulta Beauty Inc (a)	13,437	3,371
Zoetis Inc	112,990	9,432	Walgreens Boots Alliance Inc	197,552	13,127
		$312,800	Walmart Inc	336,583	29,774
Pipelines - 0.33%			Yum! Brands Inc	77,101	6,716
Kinder Morgan Inc/DE	439,918	6,959			$273,184
ONEOK Inc	95,215	5,734	Savings & Loans - 0.03%
Williams Cos Inc/The	191,836	4,936	People's United Financial Inc	80,487	1,472
		$17,629
Real Estate - 0.06%			Semiconductors - 3.95%
CBRE Group Inc (a)	70,064	3,175	Advanced Micro Devices Inc (a)	191,005	2,078
			Analog Devices Inc	85,748	7,490
REITs - 2.64%			Applied Materials Inc	243,629	12,101
Alexandria Real Estate Equities Inc	23,475	2,924	Broadcom Inc	95,183	21,837
American Tower Corp	102,223	13,939	Intel Corp	1,085,176	56,017
			IPG Photonics Corp (a)	8,775	1,869
Apartment Investment & Management Co	36,481	1,481
AvalonBay Communities Inc	32,019	5,219	KLA-Tencor Corp	36,316	3,695
Boston Properties Inc	35,788	4,345	Lam Research Corp	37,785	6,992
Crown Castle International Corp	96,152	9,699	Microchip Technology Inc	54,338	4,546
			Micron Technology Inc (a)	268,120	12,328
Digital Realty Trust Inc	47,637	5,035
Duke Realty Corp	82,777	2,243	NVIDIA Corp	140,285	31,550
			Qorvo Inc (a)	29,331	1,977
Equinix Inc	18,372	7,731
Equity Residential	85,370	5,268	QUALCOMM Inc	343,260	17,510
Essex Property Trust Inc	15,313	3,670	Skyworks Solutions Inc	42,313	3,671
Extra Space Storage Inc	29,225	2,618	Texas Instruments Inc	228,116	23,138
Federal Realty Investment Trust	16,971	1,966	Xilinx Inc	59,085	3,796
GGP Inc	146,460	2,928			$210,595
HCP Inc	108,853	2,543	Shipbuilding - 0.05%
Host Hotels & Resorts Inc	170,222	3,330	Huntington Ingalls Industries Inc	10,530	2,561
Iron Mountain Inc	65,258	2,215
Kimco Realty Corp	98,653	1,431	Software - 6.25%
Macerich Co/The	25,148	1,449	Activision Blizzard Inc	175,908	11,672
Mid-America Apartment Communities Inc	26,347	2,410	Adobe Systems Inc (a)	113,986	25,259
Prologis Inc	123,602	8,023	Akamai Technologies Inc (a)	39,426	2,825
Public Storage	34,742	7,010	ANSYS Inc (a)	19,448	3,144
Realty Income Corp	65,903	3,329	Autodesk Inc (a)	51,074	6,430
Regency Centers Corp	34,454	2,028	CA Inc	72,505	2,523
SBA Communications Corp (a)	27,016	4,329	Cadence Design Systems Inc (a)	65,591	2,628
Simon Property Group Inc	72,153	11,280	Cerner Corp (a)	73,265	4,268
SL Green Realty Corp	20,945	2,047	Citrix Systems Inc (a)	29,992	3,086
UDR Inc	62,180	2,248	Electronic Arts Inc (a)	71,123	8,391
Ventas Inc	82,591	4,247	Fidelity National Information Services Inc	76,792	7,293
Vornado Realty Trust	40,088	2,727

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Fiserv Inc (a)	95,815	$6,789	Consumer, Non-cyclical	21.00%
Intuit Inc	56,417	10,425	Financial	18.42%
Microsoft Corp	1,785,392	166,970	Technology	15.69%
MSCI Inc	20,855	3,125	Communications	13.94%
Oracle Corp	700,706	32,001	Industrial	9.63%
Paychex Inc	74,124	4,490	Consumer, Cyclical	8.25%
Red Hat Inc (a)	41,043	6,692	Energy	6.13%
salesforce.com Inc (a)	159,109	19,251	Utilities	2.87%
Synopsys Inc (a)	34,486	2,949	Basic Materials	2.26%
Take-Two Interactive Software Inc (a)	26,526	2,645	Investment Companies	1.83%
		$332,856	Other Assets and Liabilities	(0.02)%
Telecommunications - 2.88%			TOTAL NET ASSETS	100.00%
AT&T Inc	1,423,714	46,555
CenturyLink Inc	225,567	4,191
Cisco Systems Inc	1,117,063	49,475
Juniper Networks Inc	79,708	1,960
Motorola Solutions Inc	37,563	4,126
Verizon Communications Inc	957,173	47,236
		$153,543
Textiles - 0.06%
Mohawk Industries Inc (a)	14,670	3,079

Toys, Games & Hobbies - 0.07%
Hasbro Inc	26,202	2,308
Mattel Inc	79,747	1,180
		$3,488
Transportation - 1.67%
CH Robinson Worldwide Inc	32,404	2,982
CSX Corp	205,729	12,218
Expeditors International of Washington Inc	40,935	2,614
FedEx Corp	57,148	14,127
JB Hunt Transport Services Inc	19,850	2,331
Kansas City Southern	23,896	2,548
Norfolk Southern Corp	65,889	9,453
Union Pacific Corp	182,525	24,391
United Parcel Service Inc	159,589	18,114
		$88,778
Water - 0.07%
American Water Works Co Inc	41,402	3,585

TOTAL COMMON STOCKS		$5,229,309
INVESTMENT COMPANIES - 1.83%	Shares Held	Value (000's)
Exchange Traded Funds - 0.42%
iShares Core S&P 500 ETF	84,000	22,370

Money Market Funds - 1.41%
Principal Government Money Market Fund	75,032,840	75,033
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$97,403
Total Investments		$5,326,712
Other Assets and Liabilities - (0.02)%		$(1,318)
TOTAL NET ASSETS - 100.00%		$5,325,394

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases		Sales		April 30, 2018
	Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—	$495,694	$420,661		$75,033
		$—	$495,694	$420,661		$75,033

		Realized Gain/Loss	Realized Gain from			Change in Unrealized
	Income	on Investments	Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$350	$—			$—	$—
	$350	$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018	Long	552	$73,057			$696
Total						$696

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments LargeCap Value Fund April 30, 2018 (unaudited)

COMMON STOCKS - 100.13%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.26%			Lodging - 0.37%
General Dynamics Corp	14,941	$3,008	Extended Stay America Inc	56,460	$1,105
L3 Technologies Inc	18,080	3,541
Lockheed Martin Corp	10,460	3,356	Machinery - Diversified - 0.91%
Raytheon Co	13,090	2,683	Cummins Inc	16,900	2,702
		$12,588
Airlines - 0.60%			Miscellaneous Manufacturers - 0.83%
Copa Holdings SA	15,170	1,777	Crane Co	29,205	2,443

Apparel - 1.08%			Office & Business Equipment - 0.77%
Michael Kors Holdings Ltd (a)	46,507	3,182	Xerox Corp	71,900	2,261

Automobile Parts & Equipment - 0.74%			Oil & Gas - 12.65%
Lear Corp	11,630	2,174	Chevron Corp	87,830	10,988
			ConocoPhillips	132,750	8,695
Banks - 13.85%			Exxon Mobil Corp	63,830	4,963
Bank of America Corp	291,640	8,726	Phillips 66	33,800	3,762
Citigroup Inc	25,600	1,748	Valero Energy Corp	80,740	8,957
Citizens Financial Group Inc	83,100	3,448			$37,365
Comerica Inc	72,800	6,885	Oil & Gas Services - 0.88%
JPMorgan Chase & Co	132,470	14,410	Halliburton Co	49,000	2,597
TCF Financial Corp	109,500	2,719
Wells Fargo & Co	57,020	2,963	Packaging & Containers - 0.43%
		$40,899	Owens-Illinois Inc (a)	62,100	1,263
Biotechnology - 1.62%
Gilead Sciences Inc	66,170	4,779	Pharmaceuticals - 10.23%
			AbbVie Inc	5,200	502
Chemicals - 1.58%			CVS Health Corp	70,059	4,892
Huntsman Corp	157,070	4,676	Express Scripts Holding Co (a)	52,705	3,990
			Johnson & Johnson	102,310	12,941
Commercial Services - 0.41%			McKesson Corp	11,180	1,747
ManpowerGroup Inc	12,726	1,218	Pfizer Inc	167,800	6,143
					$30,215
Computers - 2.03%			Real Estate - 0.62%
DXC Technology Co	16,700	1,721	CBRE Group Inc (a)	40,531	1,836
HP Inc	199,100	4,279
		$6,000	REITs - 2.97%
Cosmetics & Personal Care - 2.53%			Liberty Property Trust	38,800	1,623
Colgate-Palmolive Co	91,160	5,946	Prologis Inc	110,330	7,161
Procter & Gamble Co/The	21,300	1,541			$8,784
		$7,487	Retail - 6.04%
Diversified Financial Services - 4.91%			Best Buy Co Inc	30,219	2,313
BGC Partners Inc	159,500	2,131	Dollar General Corp	23,600	2,278
Lazard Ltd	100,420	5,465	Gap Inc/The	58,671	1,715
Mastercard Inc	19,950	3,556	Qurate Retail Group Inc QVC Group (a)	88,690	2,076
Synchrony Financial	101,050	3,352	Target Corp	55,409	4,023
		$14,504	Walmart Inc	61,290	5,422
Electric - 4.22%					$17,827
CenterPoint Energy Inc	65,400	1,657	Semiconductors - 0.79%
Entergy Corp	69,120	5,640	Intel Corp	45,340	2,340
FirstEnergy Corp	48,325	1,662
NextEra Energy Inc	21,410	3,509	Software - 2.28%
		$12,468	Oracle Corp	78,900	3,603
			VMware Inc (a)	23,450	3,125
Environmental Control - 1.33%
Waste Management Inc	48,400	3,934			$6,728
			Telecommunications - 6.09%
Healthcare - Services - 3.50%			AT&T Inc	33,400	1,092
Anthem Inc	26,900	6,348	Cisco Systems Inc	290,180	12,852
Cigna Corp	11,080	1,904	Verizon Communications Inc	82,100	4,052
Humana Inc	7,070	2,080			$17,996
		$10,332	Transportation - 0.96%
Insurance - 9.73%			Norfolk Southern Corp	19,680	2,824
Aflac Inc	55,800	2,543
American Financial Group Inc/OH	28,560	3,234	TOTAL COMMON STOCKS		$295,785
Berkshire Hathaway Inc - Class B (a)	63,259	12,255	INVESTMENT COMPANIES - 0.05%	Shares Held	Value (000's)
Prudential Financial Inc	38,540	4,098	Money Market Funds - 0.05%
Reinsurance Group of America Inc	12,620	1,885	Principal Government Money Market Fund	145,859	146
Unum Group	97,900	4,736	1.55%(b),(c)
		$28,751
Iron & Steel - 0.92%			TOTAL INVESTMENT COMPANIES		$146
Nucor Corp	28,140	1,734	Total Investments		$295,931
Reliance Steel & Aluminum Co	11,325	996	Other Assets and Liabilities - (0.18)%		$(538)
		$2,730	TOTAL NET ASSETS - 100.00%		$295,393

See accompanying notes.

Schedule of Investments
LargeCap Value Fund
April 30, 2018 (unaudited)

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.08%
Consumer, Non-cyclical		18.29%
Energy		13.53%
Consumer, Cyclical		8.83%
Industrial		8.72%
Communications		6.09%
Technology		5.87%
Utilities		4.22%
Basic Materials		2.50%
Investment Companies		0.05%
Other Assets and Liabilities		(0.18)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$91,266	$91,120			$146
		$—		$91,266	$91,120			$146

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	10		$—			$—		$—
	$10		$—			$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments MidCap Fund April 30, 2018 (unaudited)

COMMON STOCKS - 99.98%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.87%			Machinery - Diversified - 2.17%
TransDigm Group Inc	1,855,021	$594,664	Roper Technologies Inc	1,264,436	$334,051

Banks - 1.59%			Media - 5.01%
First Republic Bank/CA	1,397,777	129,811	Liberty Broadband Corp - A Shares (a)	735,646	51,848
M&T Bank Corp	632,353	115,259	Liberty Broadband Corp - C Shares (a)	2,102,428	149,041
		$245,070	Liberty Global PLC - A Shares (a)	695,295	20,956
Beverages - 0.43%			Liberty Global PLC - C Shares (a)	6,172,517	179,620
Brown-Forman Corp - B Shares	1,190,089	66,693	Liberty Media Corp-Liberty Braves - A Shares	148,589	3,265
			(a)

Building Materials - 2.90%			Liberty Media Corp-Liberty Braves - C Shares	634,533	13,985
			(a)
Martin Marietta Materials Inc	1,447,158	281,863
Vulcan Materials Co	1,473,071	164,527	Liberty Media Corp-Liberty Formula One - A	462,222	12,993
		$446,390	Shares (a)
Chemicals - 4.36%			Liberty Media Corp-Liberty Formula One - C	5,037,288	148,701
Air Products & Chemicals Inc	2,434,342	395,069	Shares (a)
Sherwin-Williams Co/The	747,924	274,982	Liberty Media Corp-Liberty SiriusXM - A	1,110,077	46,368
			Shares (a)
		$670,051
			Liberty Media Corp-Liberty SiriusXM - C	3,471,511	144,623
Commercial Services - 14.19%			Shares (a)
AMERCO	247,670	83,594
Brookfield Business Partners LP	469,135	16,528			$771,400
Ecolab Inc	588,084	85,137	Miscellaneous Manufacturers - 1.28%
Gartner Inc (a)	2,458,750	298,222	Colfax Corp (a),(b)	6,336,352	196,490
IHS Markit Ltd (a)	5,608,604	275,551
Macquarie Infrastructure Corp	892,857	33,839	Private Equity - 6.80%
Moody's Corp	3,227,062	523,429	Brookfield Asset Management Inc	18,574,839	736,306
S&P Global Inc	2,043,998	385,498	Kennedy-Wilson Holdings Inc	3,200,256	60,645
TransUnion	2,917,844	189,397	KKR & Co LP	6,238,623	130,637
Verisk Analytics Inc (a)	2,746,238	292,337	Onex Corp	1,599,853	118,837
		$2,183,532			$1,046,425
Distribution & Wholesale - 1.27%			Real Estate - 3.20%
Fastenal Co	1,503,843	75,177	Brookfield Property Partners LP	2,352,782	45,479
HD Supply Holdings Inc (a)	1,850,820	71,645	CBRE Group Inc (a)	6,653,000	301,447
			Howard Hughes Corp/The (a)	1,079,110	146,004
KAR Auction Services Inc	928,530	48,275
		$195,097			$492,930
Diversified Financial Services - 1.90%			REITs - 5.40%
FNF Group	7,918,890	291,653	Equinix Inc	453,718	190,920
			Forest City Realty Trust Inc	2,142,226	42,973
			SBA Communications Corp (a)	3,721,232	596,253
Electric - 2.35%
Brookfield Infrastructure Partners LP	7,273,004	297,175			$830,146
Brookfield Renewable Partners LP	2,141,516	64,952	Retail - 14.52%
			CarMax Inc (a)	6,688,481	418,030
		$362,127	Copart Inc (a)	4,726,584	241,434
Electronics - 0.21%
Mettler-Toledo International Inc (a)	58,202	32,589	Dollar General Corp	1,059,881	102,310
			Dollar Tree Inc (a)	2,272,712	217,931
			O'Reilly Automotive Inc (a)	1,858,805	475,984
Entertainment - 0.85%
Live Nation Entertainment Inc (a)	3,303,880	130,404	Restaurant Brands International Inc	7,063,286	384,384
			Ross Stores Inc	4,879,521	394,509
Healthcare - Products - 1.52%					$2,234,582
DENTSPLY SIRONA Inc	4,658,045	234,486	Semiconductors - 1.38%
			Microchip Technology Inc	2,540,821	212,565
Home Builders - 1.44%
Lennar Corp - A Shares	2,656,475	140,501	Software - 6.94%
Lennar Corp - B Shares	38,541	1,646	Autodesk Inc (a)	2,967,035	373,550
NVR Inc (a)	25,363	78,625	Black Knight Inc (a)	4,224,740	205,534
		$220,772	CDK Global Inc	1,085,396	70,811
Insurance - 10.60%			Fidelity National Information Services Inc	1,643,269	156,061
Alleghany Corp	2,125	1,221	Intuit Inc	1,084,603	200,424
Aon PLC	3,735,008	532,127	MSCI Inc	411,333	61,630
Arch Capital Group Ltd (a)	1,960,187	157,070			$1,068,010
Brown & Brown Inc	5,857,583	159,502	Telecommunications - 1.53%
Loews Corp	782,805	41,066	EchoStar Corp (a)	618,792	32,511
Markel Corp (a)	464,746	525,182	GCI Liberty Inc (a)	2,488,508	110,988
Progressive Corp/The	3,492,036	210,535	Motorola Solutions Inc	830,794	91,246
Trisura Group Ltd (a)	102,584	1,977			$234,745
White Mountains Insurance Group Ltd	2,500	2,163	Textiles - 1.15%
		$1,630,843	Mohawk Industries Inc (a)	845,010	177,351
Internet - 2.05%
Liberty Expedia Holdings Inc (a)	1,092,335	44,567	TOTAL COMMON STOCKS		$15,382,892
VeriSign Inc (a)	2,299,785	270,041
		$314,608
Lodging - 1.07%
Hilton Worldwide Holdings Inc	2,095,611	165,218

See accompanying notes.

			Schedule of Investments
			MidCap Fund
			April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.01%		Shares Held	Value(000	's)
Money Market Funds - 0.01%
Principal Government Money Market Fund		1,223,063	$1,223
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES			$1,223
Total Investments			$15,384,115
Other Assets and Liabilities - 0.01%			$862
TOTAL NET ASSETS - 100.00%			$15,384,977

(a) Non-income producing security
(b)			Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			29.49%
Consumer, Cyclical			20.30%
Consumer, Non-cyclical			16.14%
Industrial			10.43%
Communications			8.59%
Technology			8.32%
Basic Materials			4.36%
Utilities			2.35%
Investment Companies			0.01%
Other Assets and Liabilities			0.01%
TOTAL NET ASSETS			100.00%

Affiliated Securities		October 31, 2017			Purchases	Sales	April 30, 2018
			Value		Cost	Proceeds	Value
Colfax Corp	$		265,848		$521	$1,982	$196,490
Principal Government Money Market Fund			—		253,470	252,247	1,223
	$		265,848		$253,991	$254,229	$197,713

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Colfax Corp	$—	$(1,289)	$—	$(66,608)
Principal Government Money Market Fund	40	—	—	—
	$40	$(1,289)	$—	$(66,608)
Amounts in thousands

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS - 97.87%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.01%			Beverages - 1.47%
Interpublic Group of Cos Inc/The	4,173	$98	Brown-Forman Corp - A Shares	111	$6
			Brown-Forman Corp - B Shares	365	21
Aerospace & Defense - 2.20%			Coca-Cola European Partners PLC	327,711	12,846
Arconic Inc	11,731	209	Molson Coors Brewing Co	64,934	4,626
Harris Corp	3,500	548			$17,499
L3 Technologies Inc	37,914	7,426	Biotechnology - 0.03%
Orbital ATK Inc	2,395	317	Alnylam Pharmaceuticals Inc (a)	407	39
Spirit AeroSystems Holdings Inc	216,297	17,384	Bio-Rad Laboratories Inc (a)	792	201
Teledyne Technologies Inc (a)	1,545	289	Intrexon Corp (a)	564	10
		$26,173	United Therapeutics Corp (a)	1,507	166
Agriculture - 0.02%					$416
Bunge Ltd	3,870	280	Building Materials - 3.03%
			CRH PLC ADR	143,454	5,073
Airlines - 0.54%			Fortune Brands Home & Security Inc	1,179	64
Alaska Air Group Inc	580	38	Johnson Controls International plc	349,334	11,832
American Airlines Group Inc	6,765	290	Lennox International Inc	73	14
Copa Holdings SA	46,290	5,424	Martin Marietta Materials Inc	164	32
JetBlue Airways Corp (a)	8,769	168	Masco Corp	5,314	201
United Continental Holdings Inc (a)	7,423	501	Owens Corning	285,331	18,686
		$6,421	USG Corp (a)	3,273	132
Apparel - 1.05%			Vulcan Materials Co	249	28
Hanesbrands Inc	224,579	4,148			$36,062
Michael Kors Holdings Ltd (a)	105,165	7,196	Chemicals - 3.60%
PVH Corp	3,037	485	Albemarle Corp	2,455	238
Ralph Lauren Corp	2,478	272	Ashland Global Holdings Inc	2,203	146
Skechers U.S.A. Inc (a)	2,743	78	Axalta Coating Systems Ltd (a)	472,200	14,591
VF Corp	3,715	300	Cabot Corp	2,184	122
		$12,479	Celanese Corp	60,801	6,608
Automobile Manufacturers - 0.05%			CF Industries Holdings Inc	6,430	249
PACCAR Inc	9,466	603	Eastman Chemical Co	82,408	8,413
			Huntsman Corp	3,770	112
Automobile Parts & Equipment - 1.41%			Mosaic Co/The	9,615	259
Adient PLC	137,693	8,439	NewMarket Corp	22	8
BorgWarner Inc	7,721	378	Olin Corp	5,932	179
Goodyear Tire & Rubber Co/The	6,631	167	RPM International Inc	302	15
Lear Corp	41,714	7,799	Valvoline Inc	7,124	144
		$16,783	Versum Materials Inc	331,196	11,652
Banks - 9.53%			Westlake Chemical Corp	668	71
Associated Banc-Corp	6,413	170			$42,807
Bank of Hawaii Corp	1,555	131	Coal - 0.00%
Bank of the Ozarks	2,510	117	CONSOL Energy Inc (a)	1,382	43
BankUnited Inc	4,135	164
BOK Financial Corp	1,037	104	Commercial Services - 2.85%
Capital One Financial Corp	137,795	12,487	AMERCO	199	67
CIT Group Inc	6,559	347	Aramark	151,923	5,680
Citizens Financial Group Inc	189,711	7,871	Booz Allen Hamilton Holding Corp	298	12
Comerica Inc	76,028	7,191	CoreLogic Inc/United States (a)	1,196	59
Commerce Bancshares Inc/MO	3,538	225	Graham Holdings Co	164	99
Cullen/Frost Bankers Inc	1,540	176	H&R Block Inc	6,472	179
East West Bancorp Inc	6,260	417	IHS Markit Ltd (a)	4,524	222
Fifth Third Bancorp	432,907	14,359	Korn/Ferry International	152,000	8,126
First Hawaiian Inc	2,311	64	ManpowerGroup Inc	2,780	266
First Horizon National Corp	10,743	197	Morningstar Inc	204	22
First Republic Bank/CA	865	80	Nielsen Holdings PLC	302,255	9,506
FNB Corp/PA	829,487	10,784	Quanta Services Inc (a)	4,160	135
Huntington Bancshares Inc/OH	29,390	438	Sabre Corp	1,721	36
KeyCorp	1,140,464	22,718	Total System Services Inc	111,922	9,408
M&T Bank Corp	5,495	1,002	WEX Inc (a)	516	84
Northern Trust Corp	5,766	615			$33,901
PacWest Bancorp	3,507	180	Computers - 1.10%
Popular Inc	4,004	185	Amdocs Ltd	3,910	263
Prosperity Bancshares Inc	2,518	181	Conduent Inc (a)	6,703	130
Regions Financial Corp	435,050	8,136	DXC Technology Co	66,400	6,843
Signature Bank/New York NY (a)	606	77	Leidos Holdings Inc	73,815	4,741
SunTrust Banks Inc	18,147	1,212	NetApp Inc	2,353	157
SVB Financial Group (a)	377	113	Teradata Corp (a)	4,273	175
Synovus Financial Corp	3,235	169	Western Digital Corp	9,640	760
TCF Financial Corp	214,585	5,328			$13,069
Valley National Bancorp	454,591	5,705	Consumer Products - 0.34%
Webster Financial Corp	3,402	205	Avery Dennison Corp	138	14
Western Alliance Bancorp (a)	84,761	4,999	Central Garden & Pet Co - A Shares (a)	112,100	3,980
Zions Bancorporation	133,066	7,285	Clorox Co/The	518	61
		$113,432			$4,055

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Cosmetics & Personal Care - 0.03%			Electronics (continued)
Coty Inc	12,792	$222	Gentex Corp	5,969	$136
Edgewell Personal Care Co (a)	1,905	84	Jabil Inc	6,131	163
		$306	Keysight Technologies Inc (a)	5,161	267
Distribution & Wholesale - 0.04%			National Instruments Corp	797	32
LKQ Corp (a)	10,737	333	PerkinElmer Inc	2,446	179
WESCO International Inc (a)	1,852	110	Sensata Technologies Holding PLC (a)	3,908	198
WW Grainger Inc	301	85	Trimble Inc (a)	1,419	49
		$528			$7,454
Diversified Financial Services - 5.76%			Energy - Alternate Sources - 0.02%
Affiliated Managers Group Inc	1,525	251	First Solar Inc (a)	2,883	204
Air Lease Corp	3,377	141
Ally Financial Inc	12,091	316	Engineering & Construction - 0.06%
Ameriprise Financial Inc	1,174	165	AECOM (a)	5,976	206
BGC Partners Inc	298,724	3,991	Fluor Corp	5,812	343
Credit Acceptance Corp (a)	101	33	Jacobs Engineering Group Inc	3,415	198
Discover Financial Services	135,685	9,668			$747
E*TRADE Financial Corp (a)	11,238	682	Entertainment - 1.18%
Federated Investors Inc	3,051	81	Cinemark Holdings Inc	3,879	152
FNF Group	224,623	8,273	Dolby Laboratories Inc	2,010	120
Interactive Brokers Group Inc - A Shares	2,738	203	Eldorado Resorts Inc (a)	206,400	8,359
Invesco Ltd	9,451	274	International Game Technology PLC	4,013	113
Lazard Ltd	152,598	8,305	Lions Gate Entertainment Corp - A shares	869	22
Legg Mason Inc	2,719	108	Lions Gate Entertainment Corp - B shares	1,600	37
Nasdaq Inc	5,074	448	Madison Square Garden Co/The (a)	608	148
Navient Corp	760,724	10,087	SeaWorld Entertainment Inc (a)	340,118	5,132
OneMain Holdings Inc (a)	3,115	96			$14,083
Raymond James Financial Inc	2,657	238	Environmental Control - 0.69%
Santander Consumer USA Holdings Inc	5,997	111	Clean Harbors Inc (a)	655	30
SLM Corp (a)	1,072,454	12,311	Republic Services Inc	8,773	567
Synchrony Financial	353,116	11,713	Stericycle Inc (a)	3,015	177
T Rowe Price Group Inc	7,982	908	Waste Management Inc	92,000	7,479
TD Ameritrade Holding Corp	2,818	164			$8,253
		$68,567	Food - 0.67%
Electric - 7.10%			Campbell Soup Co	4,026	164
AES Corp/VA	32,671	400	Conagra Brands Inc	15,783	585
Alliant Energy Corp	6,362	273	Flowers Foods Inc	6,247	141
Ameren Corp	10,355	607	Hain Celestial Group Inc/The (a)	3,604	105
Avangrid Inc	1,987	105	Hershey Co/The	1,308	120
CenterPoint Energy Inc	173,670	4,399	Hormel Foods Corp	7,430	269
CMS Energy Corp	7,711	364	Ingredion Inc	1,953	237
Consolidated Edison Inc	185,448	14,859	JM Smucker Co/The	40,838	4,659
DTE Energy Co	7,203	759	Kellogg Co	502	30
Edison International	8,765	574	Lamb Weston Holdings Inc	3,078	201
Entergy Corp	176,605	14,410	Pilgrim's Pride Corp (a)	205	4
Eversource Energy	8,753	527	Pinnacle Foods Inc	3,233	195
FirstEnergy Corp	254,534	8,756	Post Holdings Inc (a)	2,271	181
Great Plains Energy Inc	10,960	359	Seaboard Corp	10	40
Hawaiian Electric Industries Inc	3,824	133	TreeHouse Foods Inc (a)	1,369	53
MDU Resources Group Inc	6,814	192	Tyson Foods Inc	11,009	772
NRG Energy Inc	11,931	370	US Foods Holding Corp (a)	5,695	195
OGE Energy Corp	9,997	329			$7,951
Pinnacle West Capital Corp	202,148	16,273	Forest Products & Paper - 0.01%
PPL Corp	18,905	550	Domtar Corp	2,268	99
Public Service Enterprise Group Inc	19,993	1,043	International Paper Co	1,026	53
SCANA Corp	4,652	171			$152
Sempra Energy	6,932	775
Vistra Energy Corp (a)	16,487	377	Gas - 0.55%
			Atmos Energy Corp	63,497	5,517
WEC Energy Group Inc	8,718	560	National Fuel Gas Co	2,821	145
Westar Energy Inc	3,880	210	NiSource Inc	9,214	225
Xcel Energy Inc	364,829	17,088	UGI Corp	8,269	400
		$84,463	Vectren Corp	2,939	206
Electrical Components & Equipment - 1.05%					$6,493
Acuity Brands Inc	534	64	Hand & Machine Tools - 1.36%
AMETEK Inc	177,106	12,362	Regal Beloit Corp	1,726	123
Hubbell Inc	1,155	120	Snap-on Inc	1,357	197
		$12,546	Stanley Black & Decker Inc	112,169	15,882
Electronics - 0.63%					$16,202
Agilent Technologies Inc	84,545	5,558
Arrow Electronics Inc (a)	2,409	180	Healthcare - Products - 0.18%
			Bruker Corp	2,718	80
Avnet Inc	4,255	167	Cooper Cos Inc/The	298	68
FLIR Systems Inc	1,767	95	DENTSPLY SIRONA Inc	6,217	313
Fortive Corp	1,836	129	Hill-Rom Holdings Inc	276	24
Garmin Ltd	5,127	301	Hologic Inc (a)	3,266	127

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Insurance (continued)
OPKO Health Inc (a)	10,243	$31	XL Group Ltd	4,700	$261
Patterson Cos Inc	2,802	65			$76,845
QIAGEN NV (a)	4,148	136	Internet - 0.09%
STERIS PLC	3,835	363	FireEye Inc (a)	6,411	116
Teleflex Inc	1,039	278	Liberty Expedia Holdings Inc (a)	1,597	65
Zimmer Biomet Holdings Inc	5,569	641	TripAdvisor Inc (a)	2,071	77
		$2,126	Twitter Inc (a)	23,591	715
Healthcare - Services - 4.26%			Zillow Group Inc - A Shares (a)	590	29
Acadia Healthcare Co Inc (a)	2,901	103	Zillow Group Inc - C Shares (a)	1,184	57
Centene Corp (a)	124,715	13,542			$1,059
Cigna Corp	109,147	18,754	Investment Companies - 0.46%
DaVita Inc (a)	6,376	400	Leucadia National Corp	229,576	5,519
Envision Healthcare Corp (a)	4,425	164
IQVIA Holdings Inc (a)	1,519	145	Iron & Steel - 0.62%
Laboratory Corp of America Holdings (a)	67,658	11,553	Nucor Corp	103,874	6,401
LifePoint Health Inc (a)	1,222	59	Reliance Steel & Aluminum Co	3,320	292
MEDNAX Inc (a)	3,471	159	Steel Dynamics Inc	8,623	386
Quest Diagnostics Inc	5,704	577	United States Steel Corp	8,148	276
Syneos Health Inc (a)	123,100	4,690			$7,355
Universal Health Services Inc	3,763	430	Leisure Products & Services - 2.87%
WellCare Health Plans Inc (a)	597	123	Brunswick Corp/DE	687	41
		$50,699	Harley-Davidson Inc	1,249	51
Home Builders - 1.17%			Norwegian Cruise Line Holdings Ltd (a)	276,643	14,792
DR Horton Inc	6,687	295	Royal Caribbean Cruises Ltd	178,339	19,295
Lennar Corp - A Shares	7,059	373			$34,179
Lennar Corp - B Shares	664	28	Lodging - 0.60%
PulteGroup Inc	8,395	255	Extended Stay America Inc	328,775	6,437
Taylor Morrison Home Corp (a)	327,400	7,779	Hilton Worldwide Holdings Inc	1,614	127
Toll Brothers Inc	4,050	171	Hyatt Hotels Corp	1,714	132
William Lyon Homes (a)	188,300	5,058	MGM Resorts International	12,772	402
		$13,959			$7,098
Home Furnishings - 1.11%			Machinery - Construction & Mining - 0.03%
Leggett & Platt Inc	715	29	Oshkosh Corp	2,743	198
Tempur Sealy International Inc (a)	1,037	47	Terex Corp	3,014	110
Whirlpool Corp	84,887	13,153			$308
		$13,229	Machinery - Diversified - 0.13%
Housewares - 0.03%			AGCO Corp	2,545	159
Newell Brands Inc	13,437	371	Cummins Inc	4,054	648
Scotts Miracle-Gro Co/The	151	13	Flowserve Corp	3,598	160
		$384	Gates Industrial Corp PLC (a)	1,340	21
Insurance - 6.46%			IDEX Corp	614	82
Alleghany Corp	406	233	Roper Technologies Inc	415	110
American Financial Group Inc/OH	86,653	9,811	Wabtec Corp/DE	1,606	143
American National Insurance Co	398	48	Xylem Inc/NY	3,817	278
Arch Capital Group Ltd (a)	2,904	233			$1,601
Arthur J Gallagher & Co	1,557	109	Media - 1.09%
Assurant Inc	1,550	144	Discovery Inc (a)	5,569	132
Assured Guaranty Ltd	4,277	155	Discovery Inc (a)	158,243	3,516
Athene Holding Ltd (a)	4,401	216	John Wiley & Sons Inc	1,682	111
Axis Capital Holdings Ltd	131,483	7,718	Liberty Broadband Corp - A Shares (a)	969	68
Brown & Brown Inc	11,697	318	Liberty Broadband Corp - C Shares (a)	2,845	202
Cincinnati Financial Corp	4,243	298	Liberty Media Corp-Liberty Formula One - A	899	25
CNA Financial Corp	1,242	63	Shares (a)
Erie Indemnity Co	300	35	Liberty Media Corp-Liberty Formula One - C	6,614	195
Everest Re Group Ltd	1,118	260	Shares (a)
First American Financial Corp	155,990	7,973	Liberty Media Corp-Liberty SiriusXM - A	3,197	134
Hanover Insurance Group Inc/The	1,643	189	Shares (a)
Hartford Financial Services Group Inc/The	9,785	527	Liberty Media Corp-Liberty SiriusXM - C	4,890	204
Lincoln National Corp	72,330	5,109	Shares (a)
Loews Corp	7,568	397	Meredith Corp	142,703	7,392
Markel Corp (a)	377	426	News Corp - A Shares	17,112	273
Mercury General Corp	1,043	48	News Corp - B Shares	4,775	78
Old Republic International Corp	9,461	193	Sirius XM Holdings Inc	2,065	13
Reinsurance Group of America Inc	96,129	14,362	TEGNA Inc	7,972	84
RenaissanceRe Holdings Ltd	1,327	181	Tribune Media Co	2,977	113
Torchmark Corp	5,203	451	Viacom Inc - A Shares	517	18
Unum Group	198,942	9,625	Viacom Inc - B Shares	14,019	423
Validus Holdings Ltd	2,811	190			$12,981
Voya Financial Inc	7,836	410	Metal Fabrication & Hardware - 0.63%
Willis Towers Watson PLC	112,233	16,668	Rexnord Corp (a)	263,100	7,238
WR Berkley Corp	2,608	194	Timken Co/The	2,519	108
			Valmont Industries Inc	859	122
					$7,468

See accompanying notes.

Schedule of Investments MidCap Value Fund III

April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Mining - 0.92%			Packaging & Containers (continued)
Alcoa Corp (a)	55,082	$2,820	Ball Corp	4,237	$170
Freeport-McMoRan Inc	480,423	7,307	Bemis Co Inc	3,251	141
Newmont Mining Corp	14,739	579	Crown Holdings Inc (a)	1,084	54
Royal Gold Inc	1,452	129	Graphic Packaging Holding Co	339,216	4,851
Southern Copper Corp	353	19	Owens-Illinois Inc (a)	1,377	28
Tahoe Resources Inc	11,166	56	Sealed Air Corp	2,401	105
		$10,910	Sonoco Products Co	3,535	181
Miscellaneous Manufacturers - 1.38%			WestRock Co	82,650	4,890
AptarGroup Inc	1,681	157			$10,429
Carlisle Cos Inc	1,664	179	Pharmaceuticals - 1.33%
Crane Co	58,394	4,884	Agios Pharmaceuticals Inc (a)	125	11
Donaldson Co Inc	564	25	Cardinal Health Inc	207,727	13,330
Dover Corp	5,512	511	Horizon Pharma Plc (a)	116,212	1,539
Hexcel Corp	1,222	81	Mallinckrodt PLC (a)	3,647	47
Ingersoll-Rand PLC	110,432	9,264	Mylan NV (a)	14,717	570
ITT Inc	3,375	165	Perrigo Co PLC	3,623	283
Parker-Hannifin Corp	494	81	Premier Inc (a)	1,757	58
Pentair PLC	6,550	441			$15,838
Textron Inc	7,316	455	Pipelines - 0.77%
Trinity Industries Inc	5,430	173	Cheniere Energy Inc (a)	1,894	110
		$16,416	ONEOK Inc	135,200	8,142
Office & Business Equipment - 0.35%			Targa Resources Corp	9,646	453
Pitney Bowes Inc	7,473	76	Williams Cos Inc/The	19,498	502
Xerox Corp	130,978	4,120			$9,207
		$4,196	Real Estate - 0.85%
Oil & Gas - 6.73%			CBRE Group Inc (a)	205,749	9,322
Andeavor	6,512	901	Howard Hughes Corp/The (a)	1,382	187
Antero Resources Corp (a)	4,708	89	Jones Lang LaSalle Inc	2,142	363
Apache Corp	15,398	631	Realogy Holdings Corp	5,205	129
Cabot Oil & Gas Corp	3,720	89	VICI Properties Inc	8,239	150
Centennial Resource Development Inc/DE (a)	5,704	106			$10,151
Chesapeake Energy Corp (a)	1,129,782	3,355	REITs - 7.60%
Cimarex Energy Co	1,141	115	AGNC Investment Corp	19,107	361
CNX Resources Corp (a)	8,529	127	Alexandria Real Estate Equities Inc	2,759	344
Concho Resources Inc (a)	4,067	639	American Campus Communities Inc	4,919	192
Continental Resources Inc/OK (a)	1,930	127	American Homes 4 Rent	8,898	180
Devon Energy Corp	690,160	25,074	Annaly Capital Management Inc	50,559	524
Diamondback Energy Inc	2,076	267	Apartment Investment & Management Co	7,321	297
Energen Corp (a)	5,028	329	Apple Hospitality REIT Inc	8,430	152
EQT Corp	5,808	292	AvalonBay Communities Inc	5,292	862
Gulfport Energy Corp (a)	5,806	54	Boston Properties Inc	5,159	626
Helmerich & Payne Inc	5,177	360	Brandywine Realty Trust	6,901	111
Hess Corp	7,809	445	Brixmor Property Group Inc	11,808	176
HollyFrontier Corp	8,341	506	Camden Property Trust	3,990	341
Marathon Oil Corp	36,148	660	Chimera Investment Corp	7,813	137
Marathon Petroleum Corp	180,906	13,551	Columbia Property Trust Inc	4,928	105
Murphy Oil Corp	6,189	186	CoreCivic Inc	4,868	98
Murphy USA Inc (a)	1,198	75	Corporate Office Properties Trust	3,814	105
Nabors Industries Ltd	11,147	85	CubeSmart	2,576	76
Noble Energy Inc	19,632	664	DCT Industrial Trust Inc	116,054	7,610
Parsley Energy Inc (a)	2,184	66	Digital Realty Trust Inc	1,335	141
Patterson-UTI Energy Inc	7,821	168	Douglas Emmett Inc	1,440	54
PBF Energy Inc	4,237	162	Duke Realty Corp	278,904	7,559
QEP Resources Inc (a)	8,990	110	Empire State Realty Trust Inc	5,354	93
Range Resources Corp	8,714	121	EPR Properties	2,467	136
RSP Permian Inc (a)	1,801	89	Equity Commonwealth (a)	4,586	142
SM Energy Co	4,237	101	Equity LifeStyle Properties Inc	105,700	9,424
Southwestern Energy Co (a)	23,197	95	Essex Property Trust Inc	1,799	431
Transocean Ltd (a)	15,616	193	Extra Space Storage Inc	1,569	140
Vermilion Energy Inc	498,200	16,844	Federal Realty Investment Trust	1,232	143
Whiting Petroleum Corp (a)	133,831	5,463	Forest City Realty Trust Inc	9,690	194
WildHorse Resource Development Corp (a)	297,300	7,774	Gaming and Leisure Properties Inc	7,675	263
WPX Energy Inc (a)	14,371	246	GGP Inc	16,994	340
		$80,159	HCP Inc	12,951	302
Oil & Gas Services - 0.43%			Highwoods Properties Inc	67,957	2,991
Baker Hughes a GE Co	11,736	424	Hospitality Properties Trust	6,377	159
Mammoth Energy Services Inc (a)	128,000	4,157	Host Hotels & Resorts Inc	30,790	602
National Oilwell Varco Inc	10,493	406	Hudson Pacific Properties Inc	5,355	176
Oceaneering International Inc	3,753	80	Invitation Homes Inc	8,077	187
RPC Inc	733	13	Iron Mountain Inc	3,276	111
		$5,080	Kilroy Realty Corp	2,639	189
Packaging & Containers - 0.88%			Kimco Realty Corp	11,305	164
Ardagh Group SA	448	9	Lamar Advertising Co	541	34

See accompanying notes.

Schedule of Investments MidCap Value Fund III

April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)			Savings & Loans - 0.99%
Liberty Property Trust	149,392	$6,248	New York Community Bancorp Inc	975,276	$11,586
Life Storage Inc	1,795	159	People's United Financial Inc	9,440	173
Macerich Co/The	3,744	216			$11,759
Medical Properties Trust Inc	14,057	180	Semiconductors - 1.79%
MFA Financial Inc	16,377	123	Cypress Semiconductor Corp	10,786	157
MGM Growth Properties LLC	465,061	13,008	Entegris Inc	120,600	3,883
Mid-America Apartment Communities Inc	4,712	431	Marvell Technology Group Ltd	16,894	339
National Retail Properties Inc	7,578	288	Microchip Technology Inc	198,133	16,576
New Residential Investment Corp	12,966	227	Microsemi Corp (a)	608	39
Omega Healthcare Investors Inc	7,088	184	ON Semiconductor Corp (a)	3,413	76
Outfront Media Inc	4,849	91	Qorvo Inc (a)	1,672	113
Paramount Group Inc	7,714	111	Teradyne Inc	1,881	61
Park Hotels & Resorts Inc	321,595	9,255	Xilinx Inc	369	24
Piedmont Office Realty Trust Inc	5,939	106			$21,268
Prologis Inc	214,478	13,921	Shipbuilding - 0.01%
Rayonier Inc	4,939	184	Huntington Ingalls Industries Inc	470	114
Realty Income Corp	7,777	393
Regency Centers Corp	6,438	379	Software - 1.00%
Retail Properties of America Inc	9,002	104	Akamai Technologies Inc (a)	6,337	454
Senior Housing Properties Trust	9,062	141	Autodesk Inc (a)	1,035	130
SL Green Realty Corp	2,496	244	CA Inc	12,061	420
Spirit Realty Capital Inc	17,530	141	Dun & Bradstreet Corp/The	976	113
Starwood Property Trust Inc	9,957	209	Fidelity National Information Services Inc	5,381	511
STORE Capital Corp	146,058	3,685	Guidewire Software Inc (a)	1,257	106
Sun Communities Inc	2,117	199	Nuance Communications Inc (a)	10,306	152
Tanger Factory Outlet Centers Inc	3,584	79	SS&C Technologies Holdings Inc	1,295	64
Taubman Centers Inc	1,114	62	Synopsys Inc (a)	114,665	9,805
Two Harbors Investment Corp	7,449	114	Zynga Inc (a)	27,187	94
UDR Inc	7,295	264			$11,849
Uniti Group Inc	6,185	111	Telecommunications - 0.18%
Ventas Inc	14,097	725	ARRIS International PLC (a)	6,257	169
VEREIT Inc	26,744	182	CenturyLink Inc	34,028	632
Vornado Realty Trust	4,743	323	CommScope Holding Co Inc (a)	2,578	98
Weingarten Realty Investors	4,796	132	EchoStar Corp (a)	1,668	88
Welltower Inc	10,231	547	GCI Liberty Inc (a)	2,936	131
Weyerhaeuser Co	28,924	1,064	Juniper Networks Inc	10,118	249
WP Carey Inc	5,202	332	LogMeIn Inc	526	58
		$90,434	Motorola Solutions Inc	5,791	636
Retail - 4.60%			Switch Inc	347	5
Advance Auto Parts Inc	116,171	13,295	Telephone & Data Systems Inc	3,394	93
AutoNation Inc (a)	2,205	102	United States Cellular Corp (a)	468	18
AutoZone Inc (a)	111	69			$2,177
Bed Bath & Beyond Inc	5,103	89	Textiles - 0.03%
Best Buy Co Inc	142,306	10,891	Mohawk Industries Inc (a)	1,595	335
Burlington Stores Inc (a)	1,398	190
Casey's General Stores Inc	1,322	128	Toys, Games & Hobbies - 0.00%
Dick's Sporting Goods Inc	818	27	Hasbro Inc	752	66
Dollar General Corp	173,457	16,744
Dollar Tree Inc (a)	339	33	Transportation - 1.87%
Foot Locker Inc	4,113	177	Expeditors International of Washington Inc	2,678	171
GameStop Corp	3,801	52	Genesee & Wyoming Inc (a)	2,361	168
Gap Inc/The	9,752	285	Golar LNG Ltd	471,406	15,156
Genuine Parts Co	2,474	219	Kansas City Southern	2,847	303
Kohl's Corp	6,887	428	Kirby Corp (a)	2,014	172
L Brands Inc	121,560	4,243	Old Dominion Freight Line Inc	1,158	155
Macy's Inc	12,815	398	Ryder System Inc	87,878	5,925
Michaels Cos Inc/The (a)	1,207	22	XPO Logistics Inc (a)	1,602	156
MSC Industrial Direct Co Inc	1,067	92			$22,206
Nu Skin Enterprises Inc	1,331	95	Water - 0.05%
Penske Automotive Group Inc	1,424	64	American Water Works Co Inc	4,922	426
Qurate Retail Group Inc QVC Group (a)	250,748	5,870
Rite Aid Corp (a)	20,120	34	Aqua America Inc	4,866	171
Sally Beauty Holdings Inc (a)	3,271	57			$597
			TOTAL COMMON STOCKS		$1,164,782
Signet Jewelers Ltd	2,269	88	INVESTMENT COMPANIES - 2.17%	Shares Held	Value (000's)
Tapestry Inc	6,530	351
Tiffany & Co	2,967	305	Money Market Funds - 2.17%
Urban Outfitters Inc (a)	3,032	122	Principal Government Money Market Fund	25,767,176	25,767
			1.55%(b),(c)
Williams-Sonoma Inc	2,524	121
World Fuel Services Corp	2,824	61
Yum China Holdings Inc	1,386	59	TOTAL INVESTMENT COMPANIES		$25,767
		$54,711	Total Investments		$1,190,549
			Other Assets and Liabilities - (0.04)%		$(424)
			TOTAL NET ASSETS - 100.00%		$1,190,125

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.65%
Consumer, Cyclical		14.68%
Industrial		13.95%
Consumer, Non-cyclical		11.18%
Energy		7.95%
Utilities		7.70%
Basic Materials		5.15%
Technology		4.24%
Investment Companies		2.17%
Communications		1.37%
Other Assets and Liabilities		(0.04)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$222,438	$196,671		$25,767
		$—		$222,438	$196,671		$25,767

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	192		$—			$—	$—
	$192		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2018	Long		148	$27,707			$(71)
Total							$(71)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments Money Market Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 3.91%	Shares Held	Value (000's)		Principal
Money Market Funds - 3.91%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Deutsche Government Money Market Series	5,170,000	$5,170	Minnesota - 0.78%
1.65%(a)			City of St Paul MN (credit support from
Goldman Sachs Financial Square Funds -	4,600,000	4,600	Wells Fargo)
Government Fund 1.62%(a)			1.78%, 5/7/2018(c),(d)	$3,800	$3,800
Morgan Stanley Institutional Liquidity Funds -	4,580,000	4,580
Government Portfolio 1.62%(a)			TOTAL MUNICIPAL BONDS		$39,279
STIT-Government & Agency Portfolio	4,570,000	4,570		Principal
1.66%(a)			COMMERCIAL PAPER - 75.91%	Amount (000's)	Value (000's)
		$18,920	Aerospace & Defense - 1.53%
TOTAL INVESTMENT COMPANIES		$18,920	General Dynamics Corp
	Principal		2.07%, 6/13/2018(b)	$4,400	$4,389
BONDS - 5.35%	Amount (000's)	Value (000's)	2.10%, 5/16/2018(b)	3,000	2,997
Automobile Asset Backed Securities - 1.27%					$7,386
AmeriCredit Automobile Receivables Trust			Agriculture - 1.24%
2017-4			Archer-Daniels-Midland Co
1.45%, 11/19/2018	$212	$212	1.90%, 5/1/2018(b)	3,000	3,000
Drive Auto Receivables Trust 2018-1			Philip Morris International Inc
1.91%, 3/15/2019	1,263	1,263	1.72%, 5/1/2018(b)	3,000	3,000
Enterprise Fleet Financing LLC					$6,000
1.50%, 7/20/2018(b)	70	70	Automobile Manufacturers - 4.05%
GM Financial Consumer Automobile			American Honda Finance Corp (credit support
Receivables Trust 2017-3			from Honda Motor Company)
1.39%, 10/16/2018 (b)	43	43	2.00%, 5/29/2018(d)	5,000	4,992
Santander Drive Auto Receivables Trust 2018-			Nissan Motor Acceptance Corp
1			1.94%, 5/14/2018(b)	1,100	1,099
1.83%, 2/15/2019	1,540	1,541	2.02%, 5/31/2018(b)	4,050	4,043
Santander Drive Auto Receivables Trust 2018-			Toyota Credit Canada Inc (credit support
2			from Toyota Financial Services)
2.35%, 4/15/2019	3,000	3,000	1.94%, 5/23/2018(d)	4,500	4,495
		$6,129	Toyota Motor Credit Corp
Diversified Financial Services - 2.43%			2.30%, 6/28/2018	5,000	4,982
Corporate Finance Managers Inc					$19,611
1.89%, 5/7/2018(c)	2,775	2,775	Banks - 28.58%
MetLife Inc			Bank of Nova Scotia/The
2.13%, 8/17/2018	9,000	9,000	1.75%, 5/9/2018(b),(e)	3,500	3,499
		$11,775	2.20%, 6/21/2018(b),(e)	5,000	4,984
Insurance - 1.65%			2.24%, 6/25/2018(b),(e)	1,000	997
New York Life Global Funding Company			CAFCO LLC
1.77%, 7/20/2018	8,000	8,000	2.15%, 6/5/2018(b)	5,000	4,989
			Credit Suisse AG/New York NY
TOTAL BONDS		$25,904	1.79%, 5/11/2018	880	880
	Principal		1.80%, 5/8/2018	1,000	1,000
MUNICIPAL BONDS - 8.12%	Amount (000's)	Value (000's)	2.09%, 6/1/2018	5,000	4,991
California - 0.77%			DBS Bank Ltd
Kern Water Bank Authority (credit support			1.79%, 5/22/2018(b),(e)	4,000	3,996
from Wells Fargo)			1.90%, 5/15/2018(b),(e)	3,500	3,497
1.80%, 5/7/2018(c),(d)	$3,734	$3,734	2.11%, 6/11/2018(b),(e)	4,000	3,990
			ING U.S. Funding (credit support from ING
Colorado - 3.13%			Bank)
City of Colorado Springs CO Utilities System			1.73%, 5/1/2018(d)	5,000	5,000
Revenue (credit support from Mizuho Bank			1.75%, 5/11/2018(d)	2,900	2,899
LTD)			Kreditanstalt fuer Wiederaufbau (credit
1.80%, 5/7/2018(c),(d)	7,000	7,000	support from Republic of Germany)
Colorado Housing & Finance			2.05%, 7/12/2018(b),(d),(e)	890	886
Authority (credit support from Federal Home			Manhattan Asset Funding Co LLC
Loan Bank)			1.72%, 5/4/2018(b)	3,000	3,000
1.92%, 5/7/2018(c),(d)	7,510	7,510	1.72%, 5/7/2018(b)	3,500	3,499
County of Kit Carson CO (credit support from			2.10%, 5/14/2018(b)	4,000	3,997
Wells Fargo)			Mizuho Bank Ltd/NY
1.90%, 5/7/2018(c),(d)	620	620	2.15%, 6/6/2018(b)	3,000	2,994
			2.30%, 7/6/2018(b)	4,000	3,983
		$15,130
Illinois - 1.80%			MUFG Bank Ltd/New York NY
Memorial Health System/IL (credit support			2.28%, 6/20/2018	4,500	4,486
from JP Morgan Chase & Co)			2.30%, 7/5/2018	3,500	3,485
1.90%, 5/7/2018(c),(d)	8,700	8,700	2.31%, 7/9/2018	3,700	3,684
			Natixis SA/New York NY
Maryland - 1.64%			1.68%, 5/1/2018	6,000	6,000
City of Baltimore MD (credit support from			2.27%, 7/6/2018	4,000	3,983
State Street Bank & Trust)			Nordea Bank AB
1.79%, 5/7/2018(c),(d)	7,915	7,915	2.10%, 5/29/2018(b),(e)	2,950	2,945
			Oversea-Chinese Banking Corp Ltd
			1.90%, 5/14/2018(b),(e)	4,000	3,997
			2.10%, 5/25/2018(b),(e)	1,460	1,458

See accompanying notes.

Schedule of Investments
Money Market Fund
April 30, 2018 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Royal Bank of Canada			Regency Markets No. 1 LLC
2.24%, 6/18/2018(e)	$5,000	$4,985	1.75%, 5/8/2018(b)	$3,000	$2,999
2.26%, 6/19/2018(e)	4,000	3,988	1.92%, 5/15/2018(b)	2,700	2,698
Sheffield Receivables Co LLC			River Fuel Trust No 1 (credit support from
2.00%, 5/24/2018(b)	4,000	3,995	Bank of Nova Scotia)
2.05%, 5/21/2018(b)	3,000	2,997	2.50%, 6/15/2018(b),(d)	3,000	2,991
2.23%, 6/12/2018(b)	4,000	3,990	Thunder Bay Funding LLC
Skandinaviska Enskilda Banken AB			2.23%, 6/21/2018(b)	2,840	2,831
2.26%, 6/20/2018(b),(e)	4,000	3,987			$93,084
2.30%, 7/20/2018(b),(e)	3,000	2,985	Electric - 2.39%
Standard Chartered Bank/New York			Engie SA
2.02%, 5/1/2018(b)	1,400	1,400	2.00%, 6/14/2018(b)	3,600	3,591
2.05%, 6/15/2018(b)	4,000	3,990	2.05%, 6/15/2018(b)	4,000	3,990
Sumitomo Mitsui Banking Corp			2.07%, 6/22/2018(b)	4,000	3,988
1.92%, 5/21/2018(b),(e)	1,440	1,438			$11,569
2.02%, 6/4/2018(b),(e)	4,000	3,992	Gas - 1.03%
2.18%, 6/6/2018(b),(e)	4,000	3,991	ONE Gas Inc
2.30%, 7/6/2018(b),(e)	1,400	1,394	1.73%, 5/3/2018(b)	5,000	5,000
United Overseas Bank Ltd
2.15%, 6/5/2018(b),(e)	3,000	2,994	Healthcare - Services - 2.27%
2.30%, 7/2/2018(b),(e)	3,000	2,988	UnitedHealth Group Inc
		$138,233	1.94%, 5/2/2018(b)	4,000	4,000
Beverages - 2.27%			2.08%, 5/18/2018(b)	7,000	6,993
Brown-Forman Corp					$10,993
1.98%, 5/30/2018(b)	3,000	2,995	Insurance - 1.58%
1.99%, 5/18/2018(b)	4,000	3,996	Nationwide Life Insurance Co
1.99%, 5/21/2018(b)	4,000	3,996	1.82%, 5/2/2018(b)	3,645	3,645
		$10,987	1.90%, 5/22/2018(b)	4,000	3,995
Chemicals - 1.00%					$7,640
BASF SE			Machinery - Construction & Mining - 1.92%
1.80%, 5/4/2018(b)	4,000	3,999	Caterpillar Financial Services Corp (credit
1.85%, 5/1/2018(b)	830	830	support from Caterpillar Inc)
		$4,829	1.93%, 5/1/2018(d)	4,500	4,500
Diversified Financial Services - 19.24%			2.12%, 6/7/2018(d)	4,800	4,790
Anglesea Funding LLC					$9,290
1.76%, 5/4/2018(b)	4,000	3,999	Machinery - Diversified - 2.35%
Collateralized Commercial Paper Co			John Deere Capital Corp
LLC (credit support from JP Morgan Chase &			2.10%, 6/27/2018(b)	4,000	3,987
Co)			2.14%, 7/17/2018(b)	3,400	3,384
2.10%, 6/4/2018(d)	3,000	2,994	John Deere Financial Inc (credit support from
CRC Funding LLC			John Deere Capital)
2.05%, 6/14/2018(b)	3,000	2,992	2.03%, 5/23/2018(b),(d)	4,000	3,995
DCAT LLC					$11,366
1.80%, 5/10/2018	2,240	2,239	Miscellaneous Manufacturers - 1.55%
2.07%, 5/21/2018	4,200	4,195	General Electric Co
Fairway Finance Co LLC			1.90%, 6/4/2018	3,500	3,494
2.28%, 7/11/2018(b)	4,000	3,982
2.29%, 7/3/2018(b)	4,000	3,984	2.21%, 6/29/2018	4,000	3,985
					$7,479
Gotham Funding Corp
1.90%, 5/7/2018(b)	3,500	3,499	Pharmaceuticals - 0.83%
2.01%, 5/25/2018(b)	4,000	3,995	Merck & Co Inc
			1.65%, 5/1/2018(b)	4,000	4,000
2.28%, 7/24/2018(b)	4,000	3,979
Intercontinental Exchange Inc
1.78%, 5/3/2018(b)	4,000	4,000	REITs - 0.98%
1.78%, 5/7/2018(b)	3,500	3,499	Simon Property Group LP
			1.77%, 5/7/2018(b)	760	760
1.80%, 5/4/2018(b)	4,000	3,999
			1.93%, 5/22/2018(b)	4,000	3,995
JP Morgan Securities LLC					$4,755
1.85%, 5/2/2018	7,250	7,250
2.20%, 6/13/2018	4,000	3,989	Retail - 0.72%
			Walmart Inc
Liberty Street Funding LLC (credit support			1.77%, 5/7/2018(b)	3,500	3,499
from Bank of Nova Scotia)
2.30%, 7/11/2018(b),(d)	900	896
Liberty Street Funding LLC			Telecommunications - 2.38%
1.76%, 5/9/2018(b)	3,000	2,999	Telstra Corp Ltd
			1.78%, 5/3/2018(b)	5,000	4,999
1.90%, 5/8/2018(b)	3,500	3,499
			1.90%, 5/23/2018(b)	3,000	2,997
2.22%, 6/14/2018(b)	4,000	3,989
			2.00%, 6/18/2018(b)	3,500	3,491
Nieuw Amsterdam Receivables Corp
1.94%, 5/10/2018(b)	5,000	4,997			$11,487
2.01%, 5/11/2018(b)	1,760	1,759	TOTAL COMMERCIAL PAPER		$367,208
2.15%, 7/9/2018(b)	2,230	2,221
2.17%, 7/6/2018(b)	2,620	2,610

See accompanying notes.

		Schedule of Investments
		Money Market Fund
		April 30, 2018 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 6.62%	Amount (000's)	Value (000's)
Banks - 6.62%
Barclays Capital Repurchase Agreement;	$16,001	$16,000
1.72% dated 4/30/2018 maturing 5/1/2018
(collateralized by US Government
Securities; $16,320,068; 0.00% - 2.00%;
dated 05/31/2024 - 11/15/2024)
Merrill Lynch Repurchase Agreement; 1.72%	16,001	16,000
dated 4/30/2018 maturing 5/1/2018
(collateralized by US Government
Securities; $16,320,013; 0.00%; dated
01/26/2027 - 03/23/2038)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$483,311
Other Assets and Liabilities - 0.09%		$447
TOTAL NET ASSETS - 100.00%		$483,758

(a)	Current yield shown is as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $270,035 or 55.82% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	61.08%
Insured	8.12%
Industrial	7.35%
Consumer, Non-cyclical	6.61%
Consumer, Cyclical	4.77%
Investment Companies	3.91%
Utilities	3.42%
Communications	2.38%
Asset Backed Securities	1.27%
Basic Materials	1.00%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.33%			Food (continued)
Boeing Co/The	42,943	$14,324	Tyson Foods Inc	207,519	$14,547
Northrop Grumman Corp	104,564	33,674			$29,414
Teledyne Technologies Inc (a)	61,628	11,530	Hand & Machine Tools - 0.76%
		$59,528	Snap-on Inc	93,233	13,542
Airlines - 0.78%
Alaska Air Group Inc	215,881	14,017	Healthcare - Products - 5.48%
			Abbott Laboratories	172,983	10,056
Apparel - 1.13%			Becton Dickinson and Co	81,531	18,905
Deckers Outdoor Corp (a)	110,076	10,265	Bio-Techne Corp	47,036	7,098
NIKE Inc	145,721	9,966	Edwards Lifesciences Corp (a)	118,714	15,119
		$20,231	Medtronic PLC	219,494	17,588
Automobile Manufacturers - 0.65%			Thermo Fisher Scientific Inc	101,849	21,424
PACCAR Inc	182,206	11,601	Varian Medical Systems Inc (a)	66,225	7,655
					$97,845
Automobile Parts & Equipment - 0.90%			Healthcare - Services - 1.35%
Adient PLC	123,591	7,575	UnitedHealth Group Inc	83,228	19,675
Autoliv Inc	62,842	8,424	Universal Health Services Inc	38,114	4,353
		$15,999			$24,028
Banks - 9.31%			Insurance - 0.81%
East West Bancorp Inc	311,539	20,755	Chubb Ltd	107,112	14,532
Goldman Sachs Group Inc/The	50,231	11,972
JPMorgan Chase & Co	607,659	66,101	Internet - 7.69%
PNC Financial Services Group Inc/The	349,911	50,950	Alphabet Inc - A Shares (a)	27,249	27,755
US Bancorp	326,349	16,464	Alphabet Inc - C Shares (a)	21,165	21,532
		$166,242	Amazon.com Inc (a)	31,634	49,543
Beverages - 2.90%			Booking Holdings Inc (a)	5,396	11,752
Dr Pepper Snapple Group Inc	230,270	27,623	Facebook Inc (a)	155,732	26,786
PepsiCo Inc	238,804	24,105			$137,368
		$51,728	Iron & Steel - 0.39%
Biotechnology - 1.85%			Reliance Steel & Aluminum Co	78,960	6,942
Biogen Inc (a)	68,318	18,692
Gilead Sciences Inc	199,871	14,436	Machinery - Diversified - 1.11%
		$33,128	Deere & Co	95,781	12,962
Chemicals - 2.99%			Roper Technologies Inc	26,151	6,909
Albemarle Corp	128,579	12,467			$19,871
DowDuPont Inc	181,999	11,510	Media - 3.06%
FMC Corp	161,816	12,901	Comcast Corp - Class A	735,819	23,097
HB Fuller Co	333,272	16,487	Nexstar Media Group Inc	160,765	10,008
		$53,365	Sirius XM Holdings Inc	1,547,955	9,799
Commercial Services - 0.84%			Walt Disney Co/The	116,819	11,720
Aaron's Inc	245,652	10,261			$54,624
PayPal Holdings Inc (a)	64,132	4,785	Miscellaneous Manufacturers - 0.59%
		$15,046	3M Co	54,545	10,603
Computers - 3.98%
Apple Inc	429,978	71,058	Oil & Gas - 5.22%
			Chevron Corp	183,709	22,984
Consumer Products - 1.02%			Cimarex Energy Co	296,559	29,831
Church & Dwight Co Inc	393,450	18,177	Exxon Mobil Corp	98,885	7,689
			Royal Dutch Shell PLC - B shares ADR	228,656	16,559
Distribution & Wholesale - 1.14%			Valero Energy Corp	146,329	16,232
KAR Auction Services Inc	349,638	18,177			$93,295
Pool Corp	15,379	2,135	Oil & Gas Services - 0.82%
		$20,312	Schlumberger Ltd	214,246	14,689
Diversified Financial Services - 4.59%
Ameriprise Financial Inc	177,099	24,831	Pharmaceuticals - 4.03%
Charles Schwab Corp/The	306,576	17,070	Bristol-Myers Squibb Co	187,543	9,777
Discover Financial Services	339,506	24,190	Johnson & Johnson	201,038	25,429
FNF Group	320,183	11,792	Merck & Co Inc	275,012	16,190
Visa Inc	32,389	4,110	Pfizer Inc	561,508	20,557
		$81,993			$71,953
Electric - 2.91%			REITs - 3.01%
NextEra Energy Inc	174,566	28,613	Alexandria Real Estate Equities Inc	199,616	24,866
Xcel Energy Inc	500,420	23,440	American Tower Corp	143,895	19,622
		$52,053	Host Hotels & Resorts Inc	475,660	9,304
Electronics - 0.45%					$53,792
Waters Corp (a)	43,079	8,116	Retail - 3.44%
			Chipotle Mexican Grill Inc (a)	11,952	5,060
Environmental Control - 0.85%			Costco Wholesale Corp	83,152	16,394
Waste Connections Inc	209,875	15,174	Home Depot Inc/The	91,076	16,831
			Lululemon Athletica Inc (a)	135,275	13,500
Food - 1.65%			Starbucks Corp	167,935	9,668
McCormick & Co Inc/MD	141,040	14,867			$61,453

See accompanying notes.

		Schedule of Investments
		Principal Capital Appreciation Fund
		April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Savings & Loans - 0.48%
Washington Federal Inc	268,338	$8,520

Semiconductors - 3.92%
Applied Materials Inc	158,362	7,866
Broadcom Inc	46,134	10,584
Lam Research Corp	55,269	10,228
Microchip Technology Inc	415,072	34,725
NVIDIA Corp	29,793	6,700
		$70,103
Software - 8.66%
Adobe Systems Inc (a)	92,325	20,459
Black Knight Inc (a)	347,144	16,889
Fair Isaac Corp (a)	54,450	9,430
Fidelity National Information Services Inc	167,984	15,953
Microsoft Corp	762,016	71,264
Omnicell Inc (a)	169,587	7,309
Oracle Corp	77,451	3,537
Red Hat Inc (a)	60,676	9,894
		$154,735
Telecommunications - 4.00%
AT&T Inc	288,367	9,430
Cisco Systems Inc	908,215	40,225
T-Mobile US Inc (a)	149,565	9,050
Verizon Communications Inc	260,103	12,836
		$71,541
Toys, Games & Hobbies - 1.41%
Hasbro Inc	285,761	25,173

Transportation - 1.08%
Expeditors International of Washington Inc	101,609	6,489
Union Pacific Corp	96,489	12,894
		$19,383
TOTAL COMMON STOCKS		$1,761,174
INVESTMENT COMPANIES - 1.51%	Shares Held	Value (000's)
Money Market Funds - 1.51%
Principal Government Money Market Fund	26,938,037	26,938
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$26,938
Total Investments		$1,788,112
Other Assets and Liabilities - (0.09)%		$(1,615)
TOTAL NET ASSETS - 100.00%		$1,786,497

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	19.12%
Financial	18.20%
Technology	16.56%
Communications	14.75%
Consumer, Cyclical	9.45%
Industrial	8.17%
Energy	6.04%
Basic Materials	3.38%
Utilities	2.91%
Investment Companies	1.51%
Other Assets and Liabilities	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$439,703	$412,765		$26,938
		$—		$439,703	$412,765		$26,938

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$130		$—			$—	$—
	$130		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Real Estate Securities Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.20%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 4.46%			Sector	Percent
Extended Stay America Inc	1,413,170	$27,670	Financial	91.44%
Hilton Grand Vacations Inc (a)	554,512	23,844	Consumer, Cyclical	4.46%
Hilton Worldwide Holdings Inc	1,349,942	106,429	Technology	2.30%
		$157,943	Investment Companies	2.13%
Real Estate - 0.28%			Other Assets and Liabilities	(0.33)%
VICI Properties Inc	551,912	10,034	TOTAL NET ASSETS	100.00%

REITs - 91.16%
Alexandria Real Estate Equities Inc	1,156,819	144,105
American Homes 4 Rent	1,754,143	35,434
American Tower Corp	515,403	70,280
Apartment Investment & Management Co	2,501,883	101,576
AvalonBay Communities Inc	1,095,734	178,605
Boston Properties Inc	437,996	53,177
Corporate Office Properties Trust	732,720	20,157
Crown Castle International Corp	472,236	47,634
CubeSmart	1,814,236	53,411
DCT Industrial Trust Inc	712,750	46,735
DDR Corp	2,689,232	19,497
Duke Realty Corp	2,969,099	80,463
EPR Properties	1,172,197	64,494
Equinix Inc	584,093	245,780
Equity LifeStyle Properties Inc	562,434	50,147
Equity Residential	574,781	35,470
Essex Property Trust Inc	752,948	180,474
Extra Space Storage Inc	1,044,944	93,617
First Industrial Realty Trust Inc	960,909	29,894
GGP Inc	965,939	19,309
Gramercy Property Trust	705,796	16,586
HCP Inc	1,367,850	31,953
Healthcare Trust of America Inc	2,209,596	55,218
Hudson Pacific Properties Inc	1,402,691	46,106
Invitation Homes Inc	7,314,372	169,255
Kilroy Realty Corp	1,291,210	92,541
Physicians Realty Trust	3,177,886	47,478
Prologis Inc	2,658,454	172,560
Public Storage	354,499	71,531
Regency Centers Corp	1,588,592	93,489
Saul Centers Inc	311,728	14,916
Simon Property Group Inc	1,680,371	262,709
SL Green Realty Corp	679,612	66,425
Spirit Realty Capital Inc	4,484,311	36,099
STORE Capital Corp	3,324,108	83,867
Sun Communities Inc	919,031	86,251
Sunstone Hotel Investors Inc	3,870,805	60,385
Tanger Factory Outlet Centers Inc	1,348,334	29,596
Terreno Realty Corp	716,829	26,630
Vornado Realty Trust	449,751	30,597
Welltower Inc	2,282,939	122,000
Weyerhaeuser Co	1,178,520	43,346
		$3,229,797
Software - 2.30%
InterXion Holding NV (a)	1,252,481	81,436

TOTAL COMMON STOCKS		$3,479,210
INVESTMENT COMPANIES - 2.13%	Shares Held	Value (000's)
Money Market Funds - 2.13%
Principal Government Money Market Fund	75,491,432	75,491
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$75,491
Total Investments		$3,554,701
Other Assets and Liabilities - (0.33)%		$(11,545)
TOTAL NET ASSETS - 100.00%		$3,543,156

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$266,850	$191,359		$75,491
		$—		$266,850	$191,359		$75,491

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$162		$—			$—	$—
	$162		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.33%	Shares Held	Value (000's)			Principal
Money Market Funds - 0.33%			BONDS (continued)		Amount (000's) Value (000's)
Principal Government Money Market Fund	13,968,881	$13,969	Automobile Asset Backed Securities (continued)
1.55%(a),(b)			Capital Auto Receivables Asset Trust 2018-1
			2.54%, 10/20/2020(c)		$19,000	$18,985
TOTAL INVESTMENT COMPANIES		$13,969	CPS Auto Receivables Trust 2013-C
	Principal		4.30%, 8/15/2019(c)		2,377	2,381
BONDS - 98.61%	Amount (000's)	Value (000's)	CPS Auto Receivables Trust 2013-D
Aerospace & Defense - 1.41%			3.97%, 11/15/2019(c)		518	519
Lockheed Martin Corp			CPS Auto Receivables Trust 2014-C
1.85%, 11/23/2018	$6,500	$6,476	2.67%, 8/17/2020(c)		1,151	1,151
Northrop Grumman Corp			3.77%, 8/17/2020(c)		4,330	4,366
2.08%, 10/15/2020	4,850	4,733	CPS Auto Receivables Trust 2015-A
2.55%, 10/15/2022	9,750	9,395	2.79%, 2/16/2021(c)		8,413	8,416
Rockwell Collins Inc			CPS Auto Receivables Trust 2015-C
1.95%, 7/15/2019	5,000	4,935	2.55%, 2/18/2020(c)		1,661	1,661
2.80%, 3/15/2022	9,500	9,225	CPS Auto Receivables Trust 2016-B
3.20%, 3/15/2024	6,750	6,485	2.07%, 11/15/2019(c)		280	280
United Technologies Corp			CPS Auto Receivables Trust 2016-C
1.50%, 11/1/2019	9,600	9,410	1.62%, 1/15/2020(c)		2,693	2,690
1.90%, 5/4/2020	9,400	9,222	CPS Auto Receivables Trust 2017-B
		$59,881	1.75%, 7/15/2020(c)		6,552	6,529
			CPS Auto Receivables Trust 2017-D
Agriculture - 0.10%			1.87%, 3/15/2021(c)		4,477	4,450
Cargill Inc
3.25%, 3/1/2023(c)	4,250	4,213	CPS Auto Receivables Trust 2018-A
			2.16%, 5/17/2021(c)		8,486	8,454
Airlines - 0.81%			CPS Auto Receivables Trust 2018-B
			2.72%, 9/15/2021(c)		12,400	12,399
American Airlines 2013-2 Class A Pass
Through Trust			CPS Auto Trust
			1.50%, 6/15/2020(c)		2,611	2,603
4.95%, 7/15/2024	13,724	14,159	1.68%, 8/17/2020(c)		6,295	6,273

Continental Airlines 2009-2 Class A Pass			Ford Credit Auto Owner Trust 2015-REV2
Through Trust			2.44%, 1/15/2027(c)		12,327	12,184
7.25%, 5/10/2021	6,301	6,655
			Ford Credit Auto Owner Trust 2016-REV2
Delta Air Lines 2009-1 Class A Pass Through			2.03%, 12/15/2027(c)		14,000	13,539
Trust
7.75%, 6/17/2021	8,886	9,361	Ford Credit Auto Owner Trust 2017-REV1
			2.62%, 8/15/2028(c)		11,500	11,267
Delta Air Lines 2012-1 Class A Pass Through
Trust			Ford Credit Auto Owner Trust/Ford Credit
4.75%, 11/7/2021	4,092	4,170	2014-RE	V1
			2.26%, 11/15/2025(c)		11,327	11,272
		$34,345
Automobile Asset Backed Securities - 8.82%			OneMain Direct Auto Receivables Trust 2017-
AmeriCredit Automobile Receivables 2015-4			2
			2.31%, 12/14/2021(c)		22,000	21,836
3.72%, 12/8/2021	6,390	6,449
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2013-
2013-5			5
2.86%, 12/9/2019	14,564	14,570	2.73%, 10/15/2019		4,160	4,161
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-
2014-1			1
2.15%, 3/9/2020	868	867	2.91%, 4/15/2020		2,742	2,743
2.54%, 6/8/2020	10,500	10,492	Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			2
2014-2			2.76%, 2/18/2020		3,600	3,601
2.18%, 6/8/2020	2,264	2,261	Santander Drive Auto Receivables Trust 2014-
2.57%, 7/8/2020	9,400	9,394	3
AmeriCredit Automobile Receivables Trust			2.65%, 8/17/2020		2,714	2,715
2014-3			Santander Drive Auto Receivables Trust 2014-
2.58%, 9/8/2020	2,860	2,860	5
AmeriCredit Automobile Receivables Trust			2.46%, 6/15/2020		1,915	1,914
2015-2			Santander Drive Auto Receivables Trust 2015-
3.00%, 6/8/2021	3,000	2,998	1
AmeriCredit Automobile Receivables Trust			2.57%, 4/15/2021		8,638	8,636
2015-3			Santander Drive Auto Receivables Trust 2015-
2.73%, 3/8/2021	8,300	8,291	2
Americredit Automobile Receivables Trust			2.44%, 4/15/2021		9,495	9,489
2016-4			3.02%, 4/15/2021		6,420	6,431
1.34%, 4/8/2020	2,417	2,413	Santander Drive Auto Receivables Trust 2018-
AmeriCredit Automobile Receivables Trust			1
2017-4			2.10%, 11/16/2020		6,800	6,775
1.83%, 5/18/2021	16,750	16,667	Santander Drive Auto Receivables Trust 2018-
Bank of The West Auto Trust 2017-1			2
1.78%, 2/15/2021(c)	6,750	6,712	2.84%, 10/15/2020		19,400	19,387
Capital Auto Receivables Asset Trust 2015-2			TCF Auto Receivables Owner Trust 2016-
2.29%, 5/20/2020	7,000	6,986	PT1
			1.93%, 6/15/2022(c)		12,846	12,707
Capital Auto Receivables Asset Trust 2017-1
1.76%, 6/22/2020(c)	8,140	8,111

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Westlake Automobile Receivables Trust 2016-			Capital One NA (continued)
3			2.85%, 9/13/2019	$9,500	$9,555
2.07%, 12/15/2021 (c)	$11,400	$11,363	3 Month LIBOR + 0.77%
Westlake Automobile Receivables Trust 2017-			3.51%, 1/30/2023	14,400	14,560
1			3 Month LIBOR + 1.15%
1.78%, 4/15/2020(c)	3,408	3,402	Citigroup Inc
2.30%, 10/17/2022 (c)	5,000	4,977	2.70%, 3/30/2021	14,100	13,877
Westlake Automobile Receivables Trust 2017-			2.98%, 5/17/2024	4,750	4,831
2			3 Month LIBOR + 1.10%
1.80%, 7/15/2020(c)	6,887	6,859	3.32%, 4/25/2022	19,800	20,103
Westlake Automobile Receivables Trust 2018-			3 Month LIBOR + 0.96%
1			3.44%, 9/1/2023	10,000	10,262
2.24%, 12/15/2020 (c)	18,000	17,931	3 Month LIBOR + 1.43%
		$373,417	4.00%, 8/5/2024	1,225	1,213
Automobile Floor Plan Asset Backed Securities - 1.14%			Fifth Third Bancorp
Ally Master Owner Trust			2.60%, 6/15/2022	19,200	18,551
2.33%, 6/15/2022	4,000	4,007	Fifth Third Bank/Cincinnati OH
1 Month LIBOR + 0.43%			1.63%, 9/27/2019	4,750	4,663
2.70%, 1/17/2023	14,250	14,110	2.25%, 6/14/2021	7,700	7,487
Ford Credit Floorplan Master Owner Trust A			2.30%, 3/15/2019	7,600	7,579
2.36%, 11/15/2021	16,300	16,350	Goldman Sachs Group Inc/The
1 Month LIBOR + 0.46%			2.30%, 12/13/2019	9,600	9,510
Nissan Master Owner Trust Receivables			2.60%, 4/23/2020	9,600	9,514
2.22%, 10/17/2022	13,600	13,612	3.00%, 4/26/2022	19,200	18,764
1 Month LIBOR + 0.32%			3.47%, 4/26/2022	25,000	25,342
		$48,079	3 Month LIBOR + 1.11%
Automobile Manufacturers - 1.28%			3.52%, 4/23/2020	14,400	14,612
Daimler Finance North America LLC			3 Month LIBOR + 1.16%
1.75%, 10/30/2019 (c)	6,650	6,533	3.71%, 2/25/2021	9,600	9,928
Ford Motor Credit Co LLC			3 Month LIBOR + 1.77%
2.02%, 5/3/2019	9,600	9,500	ING Groep NV
3.56%, 3/28/2022	5,000	5,083	3.15%, 3/29/2022	6,800	6,696
3 Month LIBOR + 1.27%			3.45%, 3/29/2022	9,750	9,961
General Motors Financial Co Inc			3 Month LIBOR + 1.15%
3.19%, 4/9/2021	9,700	9,769	JPMorgan Chase & Co
3 Month LIBOR + 0.85%			2.30%, 8/15/2021	9,500	9,232
PACCAR Financial Corp			3.26%, 4/25/2023	38,500	38,970
2.20%, 9/15/2019	9,327	9,269	3 Month LIBOR + 0.90%
Toyota Motor Credit Corp			3.59%, 10/24/2023	15,000	15,348
2.10%, 1/17/2019	4,800	4,789	3 Month LIBOR + 1.23%
2.60%, 1/11/2022	9,600	9,398	4.25%, 10/15/2020	22,250	22,830
		$54,341	KeyBank NA/Cleveland OH
Banks - 20.02%			1.70%, 6/1/2018	6,500	6,496
Bank of America Corp			2.35%, 3/8/2019	16,350	16,319
2.50%, 10/21/2022	12,000	11,473	2.40%, 6/9/2022	9,600	9,245
2.60%, 1/15/2019	1,732	1,732	KeyCorp
2.63%, 10/19/2020	15,750	15,562	5.10%, 3/24/2021	10,000	10,494
2.88%, 4/24/2023(d)	14,500	14,106	Morgan Stanley
3 Month LIBOR + 1.02%			2.29%, 2/10/2021	14,500	14,549
3.00%, 12/20/2023 (c),(d)	10,347	10,041	3 Month LIBOR + 0.55%
3 Month LIBOR + 0.79%			3.76%, 4/21/2021	14,400	14,803
3.52%, 1/20/2023	38,000	38,726	3 Month LIBOR + 1.40%
3 Month LIBOR + 1.16%			3.76%, 10/24/2023	38,600	39,682
Bank of New York Mellon Corp/The			3 Month LIBOR + 1.40%
2.20%, 5/15/2019	11,327	11,285	4.10%, 5/22/2023	10,200	10,268
2.50%, 4/15/2021	5,700	5,598	5.50%, 7/24/2020	9,500	9,978
3.41%, 10/30/2023	24,500	25,129	PNC Bank NA
3 Month LIBOR + 1.05%			2.00%, 5/19/2020	9,250	9,064
BB&T Corp			2.24%, 5/19/2020	12,000	12,048
2.05%, 5/10/2021	9,500	9,178	3 Month LIBOR + 0.36%
2.43%, 2/1/2019	5,664	5,685	2.45%, 7/28/2022	14,400	13,909
3 Month LIBOR + 0.66%			2.87%, 7/27/2022	9,600	9,662
2.96%, 4/1/2022	4,900	4,954	3 Month LIBOR + 0.50%
3 Month LIBOR + 0.65%			State Street Corp
BNP Paribas SA			3.10%, 5/15/2023	24,100	23,733
3.50%, 3/1/2023(c)	9,750	9,615	SunTrust Bank/Atlanta GA
Branch Banking & Trust Co			2.25%, 1/31/2020	9,600	9,478
2.10%, 1/15/2020	14,400	14,184	2.45%, 8/1/2022	14,400	13,828
2.63%, 1/15/2022	14,400	14,060	SunTrust Banks Inc
Capital One NA			2.90%, 3/3/2021	12,500	12,376
1.85%, 9/13/2019	9,500	9,351	UBS AG/London
			2.20%, 6/8/2020(c)	4,750	4,650

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Commercial Mortgage Backed Securities (continued)
UBS AG/London (continued)			Ginnie Mae (continued)
2.63%, 6/8/2020(c)	$6,750	$6,776	1.06%, 6/16/2045(e),(f)	$69,913	$3,846
3 Month LIBOR + 0.58%			1.09%, 8/16/2042(e),(f)	69,358	3,799
UBS Group Funding Switzerland AG			1.15%, 2/16/2046(e),(f)	72,127	3,547
3.14%, 5/23/2023(c)	3,000	3,054	1.28%, 10/16/2051(e),(f)	3,624	266
3 Month LIBOR + 1.22%			1.37%, 12/16/2036(e),(f)	56,368	3,171
3.49%, 5/23/2023(c)	11,450	11,222	GS Mortgage Securities Trust 2017-GS6
US Bancorp			1.95%, 5/10/2050	13,053	12,718
2.63%, 1/24/2022	9,600	9,407	JPMDB Commercial Mortgage Securities
3.00%, 1/24/2022	5,751	5,801	Trust 2016-C4
3 Month LIBOR + 0.64%			1.54%, 12/15/2049	9,707	9,431
US Bank NA/Cincinnati OH					$48,924
2.00%, 1/24/2020	9,600	9,453	Computers - 1.68%
2.05%, 10/23/2020	9,700	9,480	Apple Inc
2.68%, 4/26/2021	9,500	9,506	1.00%, 5/3/2018	4,664	4,664
3 Month LIBOR + 0.32%			1.90%, 2/7/2020	4,800	4,740
Wells Fargo & Co			2.00%, 11/13/2020	9,700	9,511
2.60%, 7/22/2020	5,000	4,948	2.50%, 2/9/2022	9,600	9,409
3.47%, 1/24/2023	19,000	19,266	Dell International LLC / EMC Corp
3 Month LIBOR + 1.11%			3.48%, 6/1/2019(c)	17,385	17,424
Wells Fargo Bank NA			Hewlett Packard Enterprise Co
2.58%, 1/15/2020	14,500	14,509	2.85%, 10/5/2018	6,650	6,659
3 Month LIBOR + 0.23%			International Business Machines Corp
		$848,071	1.95%, 2/12/2019	9,250	9,211
Beverages - 0.72%			2.25%, 2/19/2021	9,500	9,336
Anheuser-Busch InBev Finance Inc					$70,954
3.30%, 2/1/2023	9,600	9,523	Consumer Products - 0.23%
Anheuser-Busch InBev Worldwide Inc			Reckitt Benckiser Treasury Services PLC
3.05%, 1/12/2024	5,350	5,435	2.85%, 6/24/2022(c)	9,600	9,585
3 Month LIBOR + 0.74%			3 Month LIBOR + 0.56%
PepsiCo Inc
1.35%, 10/4/2019	6,400	6,289	Cosmetics & Personal Care - 0.33%
2.15%, 10/14/2020	9,500	9,351	Procter & Gamble Co/The
		$30,598	1.70%, 11/3/2021	7,700	7,383
Biotechnology - 1.74%			2.15%, 8/11/2022	6,700	6,454
Amgen Inc					$13,837
2.20%, 5/22/2019	9,327	9,282	Credit Card Asset Backed Securities - 1.12%
2.20%, 5/11/2020	4,800	4,722	Cabela's Credit Card Master Note Trust
2.65%, 5/11/2022	9,600	9,309	2.35%, 7/15/2022	18,364	18,415
Biogen Inc			1 Month LIBOR + 0.45%
2.90%, 9/15/2020	14,000	13,934	2.55%, 8/16/2021(c)	9,500	9,514
Celgene Corp			1 Month LIBOR + 0.65%
2.88%, 2/19/2021	7,750	7,657	Capital One Multi-Asset Execution Trust
3.25%, 8/15/2022	9,750	9,589	2.41%, 9/16/2024	19,200	19,346
Gilead Sciences Inc			1 Month LIBOR + 0.51%
1.85%, 9/4/2018	4,750	4,743			$47,275
1.85%, 9/20/2019	14,700	14,516	Diversified Financial Services - 0.47%
		$73,752	GE Capital International Funding Co
Building Materials - 0.28%			Unlimited Co
Martin Marietta Materials Inc			2.34%, 11/15/2020	10,000	9,773
2.70%, 12/20/2019	11,700	11,734	GTP Acquisition Partners I LLC
3 Month LIBOR + 0.50%			2.35%, 6/15/2045(c)	10,100	9,955
					$19,728
Chemicals - 0.87%			Electric - 4.36%
Air Liquide Finance SA			Alabama Power Co
1.75%, 9/27/2021(c)	6,750	6,420	2.45%, 3/30/2022	14,250	13,819
Chevron Phillips Chemical Co LLC / Chevron			Black Hills Corp
Phillips Chemical Co LP			2.50%, 1/11/2019	15,500	15,469
2.45%, 5/1/2020(c)	4,832	4,776	4.25%, 11/30/2023	1,007	1,022
3.30%, 5/1/2023(c)	7,300	7,255	5.88%, 7/15/2020	1,000	1,054
Westlake Chemical Corp			Dominion Energy Inc
3.60%, 7/15/2022	4,100	4,059	2.58%, 7/1/2020	4,800	4,725
4.88%, 5/15/2023	13,900	14,248	2.96%, 7/1/2019(f)	15,100	15,057
		$36,758	Duke Energy Florida LLC
Commercial Mortgage Backed Securities - 1.16%			1.85%, 1/15/2020	9,600	9,423
Ginnie Mae			2.10%, 12/15/2019	1,750	1,740
0.50%, 9/16/2055(e),(f)	23,776	797	3.10%, 8/15/2021	5,750	5,745
0.73%, 1/16/2054(e),(f)	43,153	1,624	Emera US Finance LP
0.77%, 10/16/2054 (e),(f)	50,480	1,800	2.70%, 6/15/2021	6,700	6,526
0.85%, 2/16/2048(e),(f)	31,033	1,388	Exelon Corp
0.86%, 2/16/2055(e),(f)	68,438	2,369	3.50%, 6/1/2022	19,500	19,192
0.88%, 1/16/2055(e),(f)	99,792	4,168

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Electric (continued)			Healthcare - Products (continued)
Fortis Inc/Canada			Medtronic Inc
2.10%, 10/4/2021	$16,365	$15,649	2.50%, 3/15/2020		$4,750	$4,721
Indiantown Cogeneration LP						$19,103
9.77%, 12/15/2020	5,332	5,755	Healthcare - Services - 0.71%
Public Service Co of New Mexico			Humana Inc
7.95%, 5/15/2018	24,440	24,486	2.50%, 12/15/2020		4,900	4,813
San Diego Gas & Electric Co			Roche Holdings Inc
1.91%, 2/1/2022	2,742	2,666	2.64%, 9/30/2019(c)		9,327	9,371
Sempra Energy			3 Month LIBOR + 0.34%
2.40%, 2/1/2020	9,750	9,628	UnitedHealth Group Inc
2.85%, 1/15/2021	14,500	14,525	1.70%, 2/15/2019		9,500	9,434
3 Month LIBOR + 0.50%			1.95%, 10/15/2020		6,750	6,588
Southern California Edison Co						$30,206
1.85%, 2/1/2022	6,690	6,542	Home Equity Asset Backed Securities - 0.03%
Southern Co/The			Credit Suisse First Boston Mortgage Securities
1.55%, 7/1/2018	5,800	5,792	Corp
Texas-New Mexico Power Co			4.80%, 5/25/2035(f)		150	151
9.50%, 4/1/2019(c)	5,650	5,985	RASC Series 2005-AHL2 Trust
		$184,800	2.25%, 10/25/2035		960	960
Electronics - 0.71%			1 Month LIBOR + 0.35%
Fortive Corp
1.80%, 6/15/2019	9,700	9,572	Terwin Mortgage Trust Series TMTS 2005-14	HE
2.35%, 6/15/2021	6,700	6,496	4.85%, 8/25/2036(f)		178	178
Honeywell International Inc			Wells Fargo Home Equity Asset-Backed
1.85%, 11/1/2021	14,400	13,846	Securities 2004-2 Trust
		$29,914	2.74%, 10/25/2034		9	9
Engineering & Construction - 0.45%			1 Month LIBOR + 0.84%
SBA Tower Trust						$1,298
2.88%, 7/10/2046(c)	9,600	9,422	Housewares - 0.25%
3.17%, 4/9/2047(c)	9,600	9,458	Newell Brands Inc
		$18,880	2.60%, 3/29/2019		4,800	4,781
Finance - Mortgage Loan/Banker - 11.28%			3.85%, 4/1/2023		5,800	5,754
Fannie Mae						$10,535
1.25%, 5/6/2021	30,000	28,799	Insurance - 5.67%
1.25%, 8/17/2021	30,000	28,605	Allstate Corp/The
1.38%, 10/7/2021	50,000	47,759	2.93%, 3/29/2023		9,750	9,829
1.88%, 4/5/2022	72,000	69,582	3 Month LIBOR + 0.63%
2.00%, 1/5/2022	57,650	56,060	Berkshire Hathaway Finance Corp
2.38%, 1/19/2023	178,250	174,348	1.70%, 3/15/2019		6,500	6,458
2.63%, 9/6/2024	35,100	34,366	2.66%, 1/10/2020		14,500	14,551
Freddie Mac			3 Month LIBOR + 0.32%
2.38%, 1/13/2022	39,000	38,416	Berkshire Hathaway Inc
		$477,935	2.20%, 3/15/2021		4,600	4,527
Food - 1.14%			2.75%, 3/15/2023		5,500	5,360
Kraft Heinz Foods Co			Five Corners Funding Trust
2.00%, 7/2/2018	4,731	4,726	4.42%, 11/15/2023(c)		19,250	19,886
2.38%, 2/10/2021	9,600	9,618	Hartford Financial Services Group Inc/The
3 Month LIBOR + 0.57%			8.13%, 6/15/2068(d)		31,700	31,779
Mondelez International Holdings Netherlands			3 Month LIBOR + 4.60%
BV			MassMutual Global Funding II
1.63%, 10/28/2019 (c)	9,500	9,312	1.55%, 10/11/2019(c)		9,650	9,474
2.97%, 10/28/2019 (c)	9,500	9,542	2.00%, 4/15/2021(c)		6,028	5,826
3 Month LIBOR + 0.61%			2.10%, 8/2/2018(c)		12,995	12,978
Tyson Foods Inc			2.35%, 4/9/2019(c)		16,700	16,660
2.25%, 8/23/2021	3,850	3,705	Metropolitan Life Global Funding I
2.34%, 8/21/2020	4,800	4,813	1.75%, 12/19/2018(c)		9,600	9,567
3 Month LIBOR + 0.45%			1.95%, 9/15/2021(c)		15,000	14,361
2.43%, 5/30/2019	6,750	6,762	2.30%, 4/10/2019(c)		16,827	16,787
3 Month LIBOR + 0.45%			2.47%, 6/12/2020(c)		6,750	6,789
		$48,478	3 Month LIBOR + 0.40%
Gas - 0.09%			New York Life Global Funding
NiSource Inc			1.95%, 2/11/2020(c)		9,600	9,431
2.65%, 11/17/2022	4,000	3,844	2.00%, 4/13/2021(c)		9,600	9,274
			2.15%, 6/18/2019(c)		12,626	12,543
Hand & Machine Tools - 0.34%			2.59%, 6/10/2022(c)		24,000	24,225
Stanley Black & Decker Inc			3 Month LIBOR + 0.52%
1.62%, 11/17/2018	14,400	14,339				$240,305
			Internet - 0.65%
Healthcare - Products - 0.45%			Amazon.com Inc
Medtronic Global Holdings SCA			2.40%, 2/22/2023(c)		19,100	18,330
1.70%, 3/28/2019	14,500	14,382	2.60%, 12/5/2019		9,327	9,321
						$27,651

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Construction & Mining - 0.33%			Mortgage Backed Securities (continued)
Caterpillar Financial Services Corp			JP Morgan Mortgage Trust 2017-6
2.55%, 11/29/2022	$14,500	$13,998	3.50%, 12/25/2048(c),(f)	$12,548	$12,413
			JP Morgan Mortgage Trust 2018-3
Machinery - Diversified - 0.28%			3.50%, 9/25/2048(c),(f)	14,359	14,205
John Deere Capital Corp			JP Morgan Mortgage Trust 2018-4
2.05%, 3/10/2020	4,650	4,580	3.50%, 10/25/2048(c),(f),(g)	11,700	11,552
2.65%, 1/6/2022	7,212	7,074	MASTR Alternative Loan Trust 2003-9
		$11,654	6.50%, 1/25/2019	143	143
Manufactured Housing Asset Backed Securities - 0.00%			MASTR Asset Securitization Trust 2004-11
Conseco Finance Corp			5.00%, 12/25/2019	26	26
7.70%, 9/15/2026	28	29	MASTR Asset Securitization Trust 2004-9
			5.00%, 9/25/2019	66	66
Media - 0.61%			PHH Mortgage Trust Series 2008-CIM1
Time Warner Cable LLC			5.22%, 6/25/2038	1,677	1,642
8.25%, 4/1/2019	9,495	9,949	1 Month LIBOR + 2.25%
Walt Disney Co/The			Prime Mortgage Trust 2005-2
1.95%, 3/4/2020	9,500	9,350	5.25%, 7/25/2020	404	407
2.30%, 2/12/2021	6,500	6,388	Provident Funding Mortgage Loan Trust 2005-
		$25,687	1
Mining - 0.24%			2.48%, 5/25/2035	2,330	2,262
Glencore Finance Canada Ltd			1 Month LIBOR + 0.58%
4.25%, 10/25/2022 (c)	2,000	2,017	PSMC Trust
Glencore Funding LLC			3.50%, 2/25/2048(c),(f)	15,355	15,331
4.13%, 5/30/2023(c)	8,300	8,269	RALI Series 2003-QS23 Trust
		$10,286	5.00%, 12/26/2018	136	136
Miscellaneous Manufacturers - 1.08%			RALI Series 2004-QS3 Trust
General Electric Co			5.00%, 3/25/2019	109	95
5.50%, 1/8/2020	11,500	11,952	RBSSP Resecuritization Trust 2009-7
Ingersoll-Rand Global Holding Co Ltd			2.27%, 6/26/2037(c)	464	461
2.90%, 2/21/2021	14,500	14,394	1 Month LIBOR + 0.40%
Siemens Financieringsmaatschappij NV			Sequoia Mortgage Trust 2013-4
2.20%, 3/16/2020(c)	9,650	9,520	1.55%, 4/25/2043(f)	8,182	7,745
2.76%, 3/16/2022(c)	9,750	9,861	Sequoia Mortgage Trust 2013-8
3 Month LIBOR + 0.61%			2.25%, 6/25/2043(f)	5,192	5,096
		$45,727	Sequoia Mortgage Trust 2017-1
			3.50%, 2/25/2047(c),(f)	12,292	12,242
Mortgage Backed Securities - 4.49%
Adjustable Rate Mortgage Trust 2005-5			Sequoia Mortgage Trust 2017-2
			3.50%, 3/25/2047(c),(f)	6,011	5,973
2.19%, 9/25/2035	787	787
1 Month LIBOR + 0.29%			Sequoia Mortgage Trust 2017-3
			3.50%, 4/25/2047(c),(f)	11,130	11,053
Alternative Loan Trust 2004-J8
6.00%, 2/25/2017	48	48	Sequoia Mortgage Trust 2018-3
			3.50%, 3/25/2048(c),(f)	11,545	11,435
Banc of America Funding 2004-1 Trust
5.25%, 2/25/2019	69	71	Sequoia Mortgage Trust 2018-5
			3.50%, 5/25/2048(c),(f),(g)	15,250	15,081
Banc of America Funding 2004-3 Trust
4.75%, 9/25/2019	57	57	WaMu Mortgage Pass-Through Certificates
CHL Mortgage Pass-Through Trust 2003-46			Series 2003-S8 Trust
3.50%, 1/19/2034(f)	565	565	5.00%, 9/25/2018	5	5
CHL Mortgage Pass-Through Trust 2004-J1					$190,300
4.50%, 1/25/2019	4	4	Oil & Gas - 1.98%
CHL Mortgage Pass-Through Trust 2004-J7			BP Capital Markets PLC
5.00%, 9/25/2019	113	114	2.75%, 5/10/2023	6,500	6,296
Credit Suisse First Boston Mortgage Securities			4.75%, 3/10/2019	10,327	10,513
Corp			Chevron Corp
5.00%, 9/25/2019	23	21	1.72%, 6/24/2018	12,125	12,115
CSFB Mortgage-Backed Pass-Through			2.50%, 3/3/2022	6,750	6,820
Certificates Series 2004-AR4			3 Month LIBOR + 0.48%
2.86%, 5/25/2034	234	233	2.90%, 3/3/2024	4,750	4,625
1 Month LIBOR + 0.96%			Phillips 66
CSFB Mortgage-Backed Trust Series 2004-7			3.00%, 4/15/2019(c)	4,850	4,852
5.00%, 10/25/2019	82	82	3 Month LIBOR + 0.65%
CSMC 2017-HL2 Trust			3.10%, 4/15/2020(c)	9,700	9,702
3.50%, 10/25/2047 (c),(f)	17,186	17,063	3 Month LIBOR + 0.75%
JP Morgan Mortgage Trust 2004-A3			Shell International Finance BV
3.67%, 7/25/2034(f)	889	889	2.13%, 5/11/2020	11,495	11,347
JP Morgan Mortgage Trust 2004-S1			2.38%, 8/21/2022	12,700	12,281
5.00%, 9/25/2034	469	475	Total Capital International SA
JP Morgan Mortgage Trust 2016-4			2.38%, 8/10/2018	5,430	5,439
3.50%, 10/25/2046 (c),(f)	14,232	14,124	3 Month LIBOR + 0.57%
JP Morgan Mortgage Trust 2017-2					$83,990
3.50%, 5/25/2047(c),(f)	11,563	11,447
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048 (c),(f)	17,124	16,951

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas Services - 0.22%			Pharmaceuticals - 0.95%
Baker Hughes a GE Co LLC / Baker Hughes			AbbVie Inc
Co-Obligor Inc			1.80%, 5/14/2018	$4,798	$4,797
2.77%, 12/15/2022	$9,750	$9,472	2.30%, 5/14/2021	4,800	4,665
			2.50%, 5/14/2020	6,664	6,585
Other Asset Backed Securities - 5.58%			CVS Health Corp
CCG Receivables Trust 2018-1			3.13%, 3/9/2020	14,700	14,701
2.50%, 6/16/2025(c)	4,900	4,874	3.35%, 3/9/2021	4,900	4,911
Drug Royalty II LP 2			Mead Johnson Nutrition Co
3.48%, 7/15/2023(c)	3,767	3,736	3.00%, 11/15/2020	4,750	4,738
Drug Royalty III LP 1					$40,397
3.60%, 4/15/2027(c)	3,510	3,452	Pipelines - 2.29%
3.98%, 4/15/2027(c)	3,829	3,799	Buckeye Partners LP
4.85%, 4/15/2027(c)	3,510	3,526	2.65%, 11/15/2018	11,316	11,317
3 Month LIBOR + 2.50%			4.15%, 7/1/2023	11,300	11,274
MVW Owner Trust 2015-1			Columbia Pipeline Group Inc
2.52%, 12/20/2032 (c)	9,456	9,300	2.45%, 6/1/2018	4,832	4,831
MVW Owner Trust 2016-1			3.30%, 6/1/2020	8,528	8,505
2.25%, 12/20/2033 (c)	5,499	5,348	Florida Gas Transmission Co LLC
OneMain Financial Issuance Trust 2015-2			3.88%, 7/15/2022(c)	12,550	12,649
2.57%, 7/18/2025(c)	4,223	4,221	7.90%, 5/15/2019(c)	10,271	10,785
PFS Financing Corp			Kinder Morgan Inc/DE
1.87%, 10/15/2021 (c)	5,500	5,414	3.63%, 1/15/2023	14,500	14,740
2.37%, 10/15/2021 (c)	6,800	6,817	3 Month LIBOR + 1.28%
1 Month LIBOR + 0.47%			TransCanada PipeLines Ltd
2.40%, 10/17/2022 (c)	11,700	11,486	4.05%, 5/15/2067	23,657	22,741
2.48%, 3/15/2021(c)	20,250	20,272	3 Month LIBOR + 2.21%
1 Month LIBOR + 0.58%					$96,842
2.50%, 7/15/2022(c)	19,250	19,290	REITs - 0.91%
1 Month LIBOR + 0.60%			Alexandria Real Estate Equities Inc
3.13%, 4/17/2023(c),(g),(h)	8,750	8,750	2.75%, 1/15/2020	11,990	11,904
RAAC Series 2006-RP2 Trust			Digital Realty Trust LP
2.15%, 2/25/2037(c)	317	317	3.40%, 10/1/2020	6,700	6,714
1 Month LIBOR + 0.25%			Healthcare Realty Trust Inc
Securitized Asset Backed Receivables LLC			3.75%, 4/15/2023	6,800	6,693
Trust 2005-OP2			Hospitality Properties Trust
2.22%, 10/25/2035	1,842	1,842	4.50%, 6/15/2023	4,800	4,844
1 Month LIBOR + 0.32%			Welltower Inc
Structured Asset Investment Loan Trust 2005-			4.95%, 1/15/2021	8,110	8,390
4					$38,545
2.56%, 5/25/2035	445	445	Retail - 1.45%
1 Month LIBOR + 0.66%			Costco Wholesale Corp
Trafigura Securitisation Finance PLC 2017-1			2.15%, 5/18/2021	19,200	18,761
2.75%, 12/15/2020 (c)	17,000	17,089
			Home Depot Inc/The
1 Month LIBOR + 0.85%			1.80%, 6/5/2020	11,500	11,288
Verizon Owner Trust 2016-1			2.00%, 4/1/2021	4,800	4,674
1.42%, 1/20/2021(c)	8,500	8,427
			McDonald's Corp
Verizon Owner Trust 2016-2			2.63%, 1/15/2022	7,250	7,119
1.68%, 5/20/2021(c)	28,500	28,170
			2.75%, 12/9/2020	8,256	8,222
Verizon Owner Trust 2017-1			Walmart Inc
2.06%, 9/20/2021(c)	9,500	9,393	1.75%, 10/9/2019	4,900	4,851
Verizon Owner Trust 2017-2			1.90%, 12/15/2020	6,850	6,706
1.92%, 12/20/2021 (c)	15,000	14,777
					$61,621
Verizon Owner Trust 2017-3
2.06%, 4/20/2022(c)	13,200	12,977	Savings & Loans - 0.00%
			Washington Mutual Bank / Henderson NV
Verizon Owner Trust 2018-1			0.00%, 1/15/2013(g),(h),(i)	1,200	—
2.82%, 9/20/2022(c)	15,500	15,441
Volvo Financial Equipment LLC Series 2018-			Semiconductors - 0.90%
1
2.26%, 9/15/2020(c)	8,250	8,221	Broadcom Corp / Broadcom Cayman Finance
			Ltd
Volvo Financial Equipment Master Owner			2.38%, 1/15/2020	14,400	14,195
Trust 2017-A			3.00%, 1/15/2022	4,800	4,680
2.40%, 11/15/2022 (c)	8,750	8,772
			QUALCOMM Inc
1 Month LIBOR + 0.50%			1.85%, 5/20/2019	9,600	9,576
		$236,156	3.09%, 1/30/2023	9,750	9,744
Packaging & Containers - 0.24%			3 Month LIBOR + 0.73%
Packaging Corp of America					$38,195
2.45%, 12/15/2020	6,800	6,663	Software - 0.83%
WestRock Co			Microsoft Corp
3.00%, 9/15/2024(c)	3,850	3,641
			1.10%, 8/8/2019	4,750	4,665
		$10,304	1.85%, 2/12/2020	14,600	14,405
			Oracle Corp
			1.90%, 9/15/2021	4,800	4,633

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)				Student Loan Asset Backed Securities (continued)
Oracle Corp (continued)				SMB Private Education Loan Trust 2018-A
2.25%, 10/8/2019		$4,750	$4,728	1.93%, 3/16/2026(c)	$9,750	$9,753
2.63%, 2/15/2023		7,000	6,800	1 Month LIBOR + 0.35%
			$35,231			$210,322
Student Loan Asset Backed Securities - 4.97%				Telecommunications - 2.17%
AccessLex Institute				AT&T Inc
3.01%, 7/1/2038		1,113	1,113	2.72%, 2/15/2023(c)	6,750	6,819
91 Day T-Bill Rate + 1.20%				3 Month LIBOR + 0.89%
KeyCorp Student Loan Trust 2000-A				2.80%, 2/17/2021	11,000	10,873
2.26%, 5/25/2029		1,375	1,370	3.60%, 2/17/2023	11,000	10,943
3 Month LIBOR + 0.32%				Cisco Systems Inc
Keycorp Student Loan Trust 2000-b				2.20%, 2/28/2021	4,750	4,665
2.06%, 7/25/2029		17,666	17,399	4.95%, 2/15/2019	9,500	9,681
3 Month LIBOR + 0.31%				Crown Castle Towers LLC
KeyCorp Student Loan Trust 2003-A				3.22%, 5/15/2022(c)	2,300	2,277
2.89%, 1/25/2037		17,812	17,284	4.88%, 8/15/2040(c)	8,850	9,132
3 Month LIBOR + 0.53%				Sprint Spectrum Co LLC / Sprint Spectrum Co
KeyCorp Student Loan Trust 2004-A				II LLC / Sprint Spectrum Co III LLC
2.90%, 1/27/2042		4,225	4,229	3.36%, 3/20/2023(c)	19,031	18,962
3 Month LIBOR + 0.53%				4.74%, 9/20/2029(c)	13,550	13,686
KeyCorp Student Loan Trust 2006-A				Verizon Communications Inc
2.60%, 9/27/2035		10,446	10,448	2.45%, 5/22/2020	4,800	4,827
3 Month LIBOR + 0.31%				3 Month LIBOR + 0.55%
Navient Private Education Loan Trust 2014-						$91,865
CT				Transportation - 0.78%
2.60%, 9/16/2024(c)		6,247	6,257	Ryder System Inc
1 Month LIBOR + 0.70%				2.25%, 9/1/2021	4,800	4,624
Navient Private Education Loan Trust 2017-				2.45%, 11/15/2018	8,995	8,990
A				United Parcel Service Inc
2.30%, 12/16/2058 (c)		5,557	5,562	2.76%, 4/1/2023	19,350	19,401
1 Month LIBOR + 0.40%				3 Month LIBOR + 0.45%
Navient Private Education Refi Loan Trust						$33,015
2018	-A			TOTAL BONDS		$4,176,416
2.53%, 2/18/2042(c)		13,686	13,614	U.S. GOVERNMENT & GOVERNMENT	Principal
SLM Private Credit Student Loan Trust 2002-				AGENCY OBLIGATIONS - 0.83%	Amount (000's) Value (000's)
A				Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
2.67%, 12/16/2030		8,459	8,438	3.12%, 11/1/2021	$1	$1
3 Month LIBOR + 0.55%				U.S. Treasury 1-Year Note + 2.12%
SLM Private Credit Student Loan Trust 2004-				3.50%, 9/1/2035	58	61
A				U.S. Treasury 1-Year Note + 2.25%
2.52%, 6/15/2033		1,838	1,818	7.00%, 12/1/2022	71	72
3 Month LIBOR + 0.40%						$134
SLM Private Credit Student Loan Trust 2004-				Federal National Mortgage Association (FNMA) - 0.01%
B				3.21%, 10/1/2035	178	187
2.45%, 3/15/2024		20,768	20,711	12 Month LIBOR + 1.46%
3 Month LIBOR + 0.33%				3.30%, 11/1/2022	1	1
SLM Private Credit Student Loan Trust 2005-				U.S. Treasury 1-Year Note + 2.05%
B				3.36%, 12/1/2032	15	15
2.39%, 12/15/2023		2,863	2,863	12 Month LIBOR + 1.64%
3 Month LIBOR + 0.27%				3.36%, 2/1/2037	84	89
SLM Private Credit Student Loan Trust 2006-				U.S. Treasury 1-Year Note + 2.11%
A				3.40%, 7/1/2034	100	105
2.41%, 6/15/2039		33,220	32,596	12 Month LIBOR + 1.65%
3 Month LIBOR + 0.29%				3.41%, 8/1/2034	42	44
SLM Private Credit Student Loan Trust 2006-				12 Month LIBOR + 1.63%
B				3.52%, 7/1/2034	22	23
2.32%, 12/15/2039		19,028	18,745	12 Month LIBOR + 1.65%
3 Month LIBOR + 0.20%				3.54%, 11/1/2032	28	29
SLM Private Education Loan Trust 2013-A				U.S. Treasury 1-Year Note + 2.29%
1.77%, 5/17/2027(c)		4,715	4,692
				3.62%, 1/1/2035	59	62
SLM Private Education Loan Trust 2013-B				12 Month LIBOR + 1.75%
1.85%, 6/17/2030(c)		7,989	7,925
				3.70%, 2/1/2035	16	17
SMB Private Education Loan Trust 2016-C				6 Month LIBOR + 2.07%
2.45%, 11/15/2023 (c)		7,868	7,872
				4.22%, 11/1/2035	4	4
1 Month LIBOR + 0.55%				Cost of funds for the 11th District of San Francisco + 1.27%
SMB Private Education Loan Trust 2017-A				5.60%, 4/1/2019	1	1
2.35%, 6/17/2024(c)		6,593	6,598	Cost of funds for the 11th District of San Francisco + 1.25%

1 Month LIBOR + 0.45%				7.50%, 10/1/2029	3	3
SMB Private Education Loan Trust 2017-B				8.00%, 5/1/2027	1	1
2.17%, 6/17/2024(c)		11,037	11,035
						$581
1 Month LIBOR + 0.27%

See accompanying notes.

		Schedule of Investments
		Short-Term Income Fund
		April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 4/20/2025	$1	$1
10.00%, 1/15/2019	3	2
		$3
U.S. Treasury - 0.82%
1.88%, 8/31/2022	29,000	27,966
1.88%, 9/30/2022	6,750	6,502
		$34,468
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$35,186
Total Investments		$4,225,571
Other Assets and Liabilities - 0.23%		$9,773
TOTAL NET ASSETS - 100.00%		$4,235,344

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,182,251 or 27.91% of net assets.
(d)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(e)	Security is an Interest Only Strip.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $35,383 or 0.84% of net assets.
(h)	The value of these investments was determined using significant unobservable inputs.
(i)	Non-income producing security

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.07%
Asset Backed Securities	21.66%
Government	12.10%
Consumer, Non-cyclical	6.37%
Industrial	5.90%
Mortgage Securities	5.66%
Energy	4.49%
Utilities	4.45%
Consumer, Cyclical	3.79%
Communications	3.43%
Technology	3.41%
Basic Materials	1.11%
Investment Companies	0.33%
Other Assets and Liabilities	0.23%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$475,257	$461,288		$13,969
		$—		$475,257	$461,288		$13,969

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$149		$—			$—	$—
	$149		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.97%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.95%			Electric (continued)
Esterline Technologies Corp (a)	82,900	$5,956	PNM Resources Inc	172,713	$6,848
			Portland General Electric Co	145,940	6,200
Automobile Parts & Equipment - 1.44%					$14,210
Modine Manufacturing Co (a)	94,780	1,630	Electrical Components & Equipment - 1.17%
Visteon Corp (a)	59,580	7,414	Advanced Energy Industries Inc (a)	104,110	6,200
		$9,044	nLight Inc (a)	45,290	1,129
Banks - 11.04%					$7,329
Cathay General Bancorp	194,180	7,769	Electronics - 3.58%
CenterState Bank Corp	313,300	9,079	II-VI Inc (a)	141,790	5,402
Central Pacific Financial Corp	178,180	5,182	Itron Inc (a)	56,580	3,700
First Commonwealth Financial Corp	325,260	4,924	SYNNEX Corp	69,710	6,983
First Merchants Corp	81,740	3,521	Vishay Intertechnology Inc	361,680	6,384
First of Long Island Corp/The	35,343	937			$22,469
Guaranty Bancorp	77,370	2,205	Engineering & Construction - 1.62%
Lakeland Bancorp Inc	71,520	1,395	MasTec Inc (a)	172,530	7,591
Sandy Spring Bancorp Inc	115,940	4,595	Tutor Perini Corp (a)	123,990	2,561
TCF Financial Corp	161,620	4,013			$10,152
Umpqua Holdings Corp	301,550	7,105	Entertainment - 3.78%
Union Bankshares Corp	73,270	2,770	Eldorado Resorts Inc (a)	208,950	8,462
United Community Banks Inc/GA	207,330	6,620	Golden Entertainment Inc (a)	145,600	3,895
Valley National Bancorp	721,670	9,057	Live Nation Entertainment Inc (a)	111,497	4,401
		$69,172	Vail Resorts Inc	30,360	6,962
Biotechnology - 3.43%					$23,720
Acceleron Pharma Inc (a)	61,160	2,135	Environmental Control - 2.95%
Aratana Therapeutics Inc (a)	73,868	380	AquaVenture Holdings Ltd (a)	52,260	766
Bellicum Pharmaceuticals Inc (a)	98,250	657	Casella Waste Systems Inc (a)	153,650	3,766
Bluebird Bio Inc (a)	23,550	4,007	Energy Recovery Inc (a)	154,260	1,310
Denali Therapeutics Inc (a)	65,510	1,211
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—	MSA Safety Inc	78,910	6,852
Exact Sciences Corp (a)	81,820	4,092	Tetra Tech Inc	120,140	5,815
FibroGen Inc (a)	39,800	1,809			$18,509
Insmed Inc (a)	70,450	1,714	Food - 1.22%
			Darling Ingredients Inc (a)	446,697	7,656
MacroGenics Inc (a)	40,550	935
Sage Therapeutics Inc (a)	4,980	717
Seattle Genetics Inc (a)	36,756	1,882	Gas - 1.13%
Spark Therapeutics Inc (a)	25,620	1,955	Southwest Gas Holdings Inc	97,000	7,080
		$21,494	Healthcare - Products - 2.01%
Building Materials - 0.50%			Intersect ENT Inc (a)	58,230	2,326
US Concrete Inc (a)	53,352	3,118	K2M Group Holdings Inc (a)	131,200	2,506
			Nevro Corp (a)	70,620	6,311
Chemicals - 1.69%			STAAR Surgical Co (a)	88,440	1,437
KMG Chemicals Inc	87,270	5,366			$12,580
Univar Inc (a)	189,130	5,213
			Healthcare - Services - 2.69%
		$10,579	Encompass Health Corp	158,940	9,667
Commercial Services - 7.27%			Natera Inc (a)	66,570	741
AMN Healthcare Services Inc (a)	170,880	11,423	Syneos Health Inc (a)	128,930	4,912
ASGN Inc (a)	76,210	6,145	Teladoc Inc (a)	36,340	1,563
Brink's Co/The	105,710	7,801			$16,883
Ceridian HCM Holding Inc (a)	23,698	748
			Home Builders - 1.77%
Insperity Inc	78,300	6,284	Taylor Morrison Home Corp (a)	335,520	7,972
K12 Inc (a)	111,970	1,713
			William Lyon Homes (a)	116,060	3,117
Korn/Ferry International	135,250	7,231			$11,089
Medifast Inc	18,770	1,884
SP Plus Corp (a)	65,930	2,318	Insurance - 0.58%
			American Equity Investment Life Holding Co	106,410	3,214
		$45,547	First American Financial Corp	7,590	388
Computers - 3.19%
CACI International Inc (a)	61,750	9,327			$3,602
ExlService Holdings Inc (a)	84,900	4,908	Internet - 2.57%
			Bandwidth Inc (a)	62,420	2,025
PlayAGS Inc (a)	139,343	3,151
			Carvana Co (a)	206,530	5,413
Sykes Enterprises Inc (a)	90,460	2,602
			GoDaddy Inc (a)	121,280	7,830
		$19,988	Zscaler Inc (a)	27,054	809
Consumer Products - 0.54%
Central Garden & Pet Co - A Shares (a)	96,110	3,412			$16,077
			Iron & Steel - 0.87%
Diversified Financial Services - 2.86%			Reliance Steel & Aluminum Co	24,750	2,176
BGC Partners Inc	333,530	4,456	Steel Dynamics Inc	72,510	3,249
Enova International Inc (a)	52,250	1,531			$5,425
Houlihan Lokey Inc	76,620	3,410	Leisure Products & Services - 1.42%
			Planet Fitness Inc (a)	221,010	8,904
Moelis & Co	112,090	6,030
Piper Jaffray Cos	36,060	2,526
		$17,953	Lodging - 1.18%
Electric - 2.27%			Extended Stay America Inc	379,050	7,422
Avista Corp	22,408	1,162

See accompanying notes.

Schedule of Investments SmallCap Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified - 0.81%			Software (continued)
Gates Industrial Corp PLC (a)	325,560	$5,098	Atlassian Corp PLC (a)	98,020	$5,487
			Blackbaud Inc	89,220	9,365
Metal Fabrication & Hardware - 1.26%			DocuSign Inc (a)	53,618	2,071
Rexnord Corp (a)	287,730	7,915	Manhattan Associates Inc (a)	86,000	3,703
			MongoDB Inc (a)	40,910	1,472
Mining - 0.33%			Pivotal Software Inc (a)	149,853	2,703
Alcoa Corp (a)	40,190	2,058	SailPoint Technologies Holding Inc (a)	43,882	1,057
			SendGrid Inc (a)	70,200	2,026
Miscellaneous Manufacturers - 1.55%			Smartsheet Inc (a)	57,231	1,105
Hillenbrand Inc	105,040	4,868	Zuora Inc (a)	41,450	798
Trinseo SA	66,810	4,874			$43,269
		$9,742	Telecommunications - 2.28%
Oil & Gas - 3.03%			NETGEAR Inc (a)	94,360	5,218
Carrizo Oil & Gas Inc (a)	167,300	3,358	Plantronics Inc	123,240	8,029
Delek US Holdings Inc	152,520	7,225	Switch Inc	71,850	1,024
Oasis Petroleum Inc (a)	213,460	2,354			$14,271
Resolute Energy Corp (a)	84,420	2,819	TOTAL COMMON STOCKS		$620,408
Ring Energy Inc (a)	192,870	3,225
			INVESTMENT COMPANIES - 1.17%	Shares Held	Value (000's)
		$18,981	Money Market Funds - 1.17%
Oil & Gas Services - 1.60%			Principal Government Money Market Fund	7,323,096	7,323
Mammoth Energy Services Inc (a)	155,890	5,063	1.55%(d),(e)
NCS Multistage Holdings Inc (a)	87,680	1,598
Pioneer Energy Services Corp (a)	257,170	887
Select Energy Services Inc (a)	162,810	2,450	TOTAL INVESTMENT COMPANIES		$7,323
			Total Investments		$627,731
		$9,998	Other Assets and Liabilities - (0.14)%		$(875)
Packaging & Containers - 0.86%			TOTAL NET ASSETS - 100.00%		$626,856
Graphic Packaging Holding Co	378,360	5,411

Pharmaceuticals - 4.37%			(a) Non-income producing security
Array BioPharma Inc (a)	129,570	1,757	(b)	The value of these investments was determined using significant
Clovis Oncology Inc (a)	34,020	1,476	unobservable inputs.
DexCom Inc (a)	22,200	1,625	(c)		Fair value of these investments is determined in good faith by the Manager
Horizon Pharma Plc (a)	197,890	2,620	under procedures established and periodically reviewed by the Board of
Nektar Therapeutics (a)	42,540	3,559	Directors. Certain inputs used in the valuation may be unobservable;
Neurocrine Biosciences Inc (a)	17,630	1,429	however, each security is evaluated individually for purposes of ASC 820
PRA Health Sciences Inc (a)	103,070	8,469	which results in not all securities being identified as Level 3 of the fair
Prestige Brands Holdings Inc (a)	151,400	4,457	value hierarchy. At the end of the period, the fair value of these securities
ProQR Therapeutics NV (a)	25,716	101	totaled $0 or 0.00% of net assets.
Revance Therapeutics Inc (a)	67,500	1,887	(d)		Affiliated Security. Security is either an affiliate (and registered under the
		$27,380	Investment Company Act of 1940) or an affiliate as defined by the
Private Equity - 0.40%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Victory Capital Holdings Inc (a)	228,277	2,525	outstanding voting shares of the security). Please see affiliated sub-
			schedule for transactional information.
REITs - 6.32%			(e) Current yield shown is as of period end.
Agree Realty Corp	111,370	5,444
American Homes 4 Rent	235,910	4,765
Brandywine Realty Trust	399,280	6,432
First Industrial Realty Trust Inc	281,140	8,746	Portfolio Summary (unaudited)
Monmouth Real Estate Investment Corp	109,390	1,710	Sector		Percent
Pebblebrook Hotel Trust	211,090	7,386	Financial		21.91%
Tier REIT Inc	86,610	1,647	Consumer, Non-cyclical		21.53%
Two Harbors Investment Corp	227,560	3,473	Industrial		15.25%
		$39,603	Consumer, Cyclical		12.59%
Retail - 3.00%			Technology		11.92%
Caleres Inc	261,340	8,554	Communications		4.85%
GMS Inc (a)	212,600	6,624	Energy		4.63%
Ruth's Hospitality Group Inc	135,800	3,646	Utilities		3.40%
		$18,824	Basic Materials		2.89%
Savings & Loans - 0.71%			Investment Companies		1.17%
Berkshire Hills Bancorp Inc	117,840	4,472	Other Assets and Liabilities		(0.14)%
			TOTAL NET ASSETS		100.00%
Semiconductors - 1.83%
Aquantia Corp (a)	109,900	1,298
Entegris Inc	316,566	10,193
		$11,491
Software - 6.90%
Allscripts Healthcare Solutions Inc (a)	88,130	1,024
Alteryx Inc (a)	40,470	1,265
Apptio Inc (a)	94,164	2,779
Aspen Technology Inc (a)	95,880	8,414

See accompanying notes.

Schedule of Investments
SmallCap Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$60,147	$52,824			$7,323
		$—		$60,147	$52,824			$7,323

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$34		$—			$—		$—
	$34		$—			$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS - 94.44%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.01%			Automobile Parts & Equipment (continued)
Clear Channel Outdoor Holdings Inc	5,548	$27	Strattec Security Corp	4,078	$133
EVINE Live Inc (a)	5,584	6	Superior Industries International Inc	22,202	292
Harte-Hanks Inc (a)	2,020	18	Titan International Inc	48,498	500
MDC Partners Inc (a)	6,281	47	Tower International Inc	2,892	85
		$98			$11,034
Aerospace & Defense - 1.81%			Banks - 13.28%
AAR Corp	153,537	6,648	1st Constitution Bancorp	1,457	31
Aerovironment Inc (a)	6,255	341	1st Source Corp	22,198	1,154
Arotech Corp (a)	18,086	58	Access National Corp	10,667	297
CPI Aerostructures Inc (a)	11,371	109	ACNB Corp	1,111	33
Cubic Corp	13,077	808	Allegiance Bancshares Inc (a)	488	20
Curtiss-Wright Corp	24,396	3,123	American National Bankshares Inc	2,542	97
Ducommun Inc (a)	9,395	273	American River Bankshares	6,194	96
Esterline Technologies Corp (a)	26,530	1,906	Ameris Bancorp	1,957	101
Kaman Corp	3,965	240	AmeriServ Financial Inc	24,724	101
KLX Inc (a)	33,116	2,591	Ames National Corp	1,347	37
Kratos Defense & Security Solutions Inc (a)	5,563	56	Arrow Financial Corp	5,377	190
Moog Inc	53,909	4,419	Associated Banc-Corp	107,061	2,832
National Presto Industries Inc	1,302	125	Atlantic Capital Bancshares Inc (a)	7,497	144
SIFCO Industries Inc (a)	610	3	BancFirst Corp	3,206	183
Triumph Group Inc	11,589	274	Bancorp Inc/The (a)	30,240	313
		$20,974	BancorpSouth Bank	26,821	886
Agriculture - 0.29%			Bank of Commerce Holdings	3,930	44
Alico Inc	517	17	Bank of Florida Corp (a),(b),(c)	6,269	—
Alliance One International Inc (a)	14,016	293	Bank of Marin Bancorp	991	72
Andersons Inc/The	27,068	884	Bank of NT Butterfield & Son Ltd/The	4,023	191
Limoneira Co	1,235	29	Bankwell Financial Group Inc	845	27
Phibro Animal Health Corp	3,851	163	Banner Corp	23,373	1,341
Tejon Ranch Co (a)	4,752	115	Bar Harbor Bankshares	6,418	188
Universal Corp/VA	23,228	1,092	BCB Bancorp Inc	9,036	140
Vector Group Ltd	37,259	727	Blue Hills Bancorp Inc	14,514	295
		$3,320	Boston Private Financial Holdings Inc	59,353	952
Airlines - 0.38%			Bryn Mawr Bank Corp	5,421	242
Hawaiian Holdings Inc	503	21	Byline Bancorp Inc (a)	2,312	49
SkyWest Inc	55,909	3,181	C&F Financial Corp	541	31
Spirit Airlines Inc (a)	32,187	1,150	Cadence BanCorp	5,746	168
		$4,352	Camden National Corp	2,566	114
Apparel - 0.81%			Capital City Bank Group Inc	14,637	327
Carter's Inc	43,600	4,374	Carolina Financial Corp	3,603	141
Columbia Sportswear Co	5,852	486	Cathay General Bancorp	37,845	1,514
Crocs Inc (a)	16,334	258	CBTX Inc	561	16
Deckers Outdoor Corp (a)	23,278	2,171	CenterState Bank Corp	13,548	392
Delta Apparel Inc (a)	8,089	146	Central Pacific Financial Corp	16,728	486
Iconix Brand Group Inc (a)	11,787	10	Central Valley Community Bancorp	2,490	51
Lakeland Industries Inc (a)	10,163	132	Century Bancorp Inc/MA	1,095	87
Oxford Industries Inc	1,859	143	Chemical Financial Corp	219,097	12,026
Perry Ellis International Inc (a)	18,477	479	Chemung Financial Corp	568	27
Rocky Brands Inc	8,535	204	Citizens & Northern Corp	3,297	80
Sequential Brands Group Inc (a)	11,212	22	Citizens First Corp	300	8
Superior Uniform Group Inc	6,383	171	City Holding Co	2,688	192
Unifi Inc (a)	19,064	564	Civista Bancshares Inc	2,298	53
Weyco Group Inc	2,992	110	CNB Financial Corp/PA	2,733	77
Wolverine World Wide Inc	3,684	110	CoBiz Financial Inc	3,674	74
		$9,380	Codorus Valley Bancorp Inc	2,035	60
Automobile Manufacturers - 0.36%			Colony Bankcorp Inc	706	11
Blue Bird Corp (a)	972	23	Columbia Banking System Inc	17,527	705
Navistar International Corp (a)	4,964	173	Community Bank System Inc	6,663	374
REV Group Inc	197,275	3,561	Community Financial Corp/The	656	24
Wabash National Corp	18,774	376	Community Trust Bancorp Inc	3,319	160
		$4,133	Community West Bancshares	1,308	15
			ConnectOne Bancorp Inc	17,031	450
Automobile Parts & Equipment - 0.95%			County Bancorp Inc	817	23
American Axle & Manufacturing Holdings Inc	125,425	1,924	Customers Bancorp Inc (a)	56,892	1,639
(a)
			CVB Financial Corp	14,467	321
Cooper Tire & Rubber Co	23,851	583
Cooper-Standard Holdings Inc (a)	31,226	3,865	DNB Financial Corp	607	21
			Eagle Bancorp Inc (a)	12,691	745
Dana Inc	19,672	467	Enterprise Bancorp Inc/MA	1,422	51
Gentherm Inc (a)	816	28
Meritor Inc (a)	38,971	759	Enterprise Financial Services Corp	29,729	1,512
			Equity Bancshares Inc (a)	1,110	42
Miller Industries Inc/TN	15,606	386	Evans Bancorp Inc	798	36
Modine Manufacturing Co (a)	37,172	640
Motorcar Parts of America Inc (a)	7,868	150	Farmers & Merchants Bancorp Inc/Archbold	1,338	59
			OH
Spartan Motors Inc	31,772	567	Farmers Capital Bank Corp	6,127	307
Standard Motor Products Inc	14,445	655	Farmers National Banc Corp	3,913	58

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
FB Financial Corp	1,061	$42		National Bankshares Inc	1,019	$47
FCB Financial Holdings Inc (a)	10,925	632		National Commerce Corp (a)	1,030	45
Fidelity Southern Corp	5,397	123		NBT Bancorp Inc	13,082	478
Financial Institutions Inc	13,424	417		Nicolet Bankshares Inc (a)	1,281	71
First Bancorp Inc/ME	1,547	43		Northeast Bancorp	2,608	51
First BanCorp/Puerto Rico (a)	389,064	2,809		Northrim BanCorp Inc	9,727	342
First Bancorp/Southern Pines NC	5,193	198		Norwood Financial Corp	970	29
First Bancshares Inc/The	1,581	51		OFG Bancorp	81,588	1,102
First Busey Corp	18,461	547		Ohio Valley Banc Corp	681	31
First Business Financial Services Inc	7,185	187		Old Line Bancshares Inc	1,119	38
First Citizens BancShares Inc/NC	1,471	636		Old National Bancorp/IN	104,178	1,792
First Commonwealth Financial Corp	74,002	1,121		Old Point Financial Corp	581	15
First Community Bancshares Inc/VA	19,350	600		Old Second Bancorp Inc	14,146	202
First Connecticut Bancorp Inc/Farmington CT	7,856	189		Opus Bank	28,288	797
First Financial Bancorp	439,140	13,592		Orrstown Financial Services Inc	1,257	33
First Financial Bankshares Inc	2,313	115		Pacific Mercantile Bancorp (a)	2,568	24
First Financial Corp/IN	8,244	352		Park National Corp	1,414	153
First Foundation Inc (a)	2,840	51		Parke Bancorp Inc	1,102	26
First Guaranty Bancshares Inc	835	22		Patriot National Bancorp Inc	212	4
First Internet Bancorp	5,937	204		PCSB Financial Corp	2,641	54
First Interstate BancSystem Inc	11,387	462		Peapack Gladstone Financial Corp	5,594	185
First Merchants Corp	281,911	12,145		Penns Woods Bancorp Inc	723	31
First Mid-Illinois Bancshares Inc	1,818	67		Peoples Bancorp Inc/OH	15,510	556
First Midwest Bancorp Inc/IL	48,728	1,185		Peoples Bancorp of North Carolina Inc	2,721	84
First Northwest Bancorp (a)	2,419	39		Peoples Financial Services Corp	996	47
First United Corp	1,675	32		People's Utah Bancorp	1,842	59
FNB Bancorp/CA	882	32		Popular Inc	23,348	1,081
FNB Corp/PA	15,714	204		Preferred Bank/Los Angeles CA	1,430	91
Franklin Financial Network Inc (a)	1,240	42		Premier Financial Bancorp Inc	12,552	247
Fulton Financial Corp	165,278	2,793		Prosperity Bancshares Inc	40,883	2,934
German American Bancorp Inc	6,220	210		Provident Bancorp Inc (a)	688	16
Glacier Bancorp Inc	7,624	282		QCR Holdings Inc	1,752	79
Great Southern Bancorp Inc	1,846	97		RBB Bancorp	1,245	34
Great Western Bancorp Inc	20,014	824		Reliant Bancorp Inc	1,051	24
Green Bancorp Inc	2,914	66		Renasant Corp	29,450	1,333
Guaranty Bancorp	2,849	81		Republic Bancorp Inc/KY	11,486	485
Guaranty Federal Bancshares Inc	541	13		S&T Bancorp Inc	27,113	1,158
Hancock Holding Co	41,120	2,009		Sandy Spring Bancorp Inc	28,740	1,139
Hanmi Financial Corp	6,393	177		SB Financial Group Inc	2,685	51
HarborOne Bancorp Inc (a)	999	18		Seacoast Banking Corp of Florida (a)	20,044	554
Hawthorn Bancshares Inc	1,820	40		Shore Bancshares Inc	4,632	84
Heartland Financial USA Inc	4,082	219		Sierra Bancorp	19,202	534
Heritage Commerce Corp	4,880	80		Simmons First National Corp	32,882	993
Heritage Financial Corp/WA	11,766	350		SmartFinancial Inc (a)	1,270	30
Hilltop Holdings Inc	59,567	1,335		South State Corp	9,379	812
Home BancShares Inc/AR	3,166	74		Southern First Bancshares Inc (a)	992	45
HomeStreet Inc (a)	33,056	843		Southern National Bancorp of Virginia Inc	11,501	187
Hope Bancorp Inc	58,348	1,009		Southside Bancshares Inc	2,929	102
Horizon Bancorp/IN	3,233	93		State Bank Financial Corp	9,710	306
Howard Bancorp Inc (a)	1,049	20		Sterling Bancorp Inc/MI	2,455	31
IBERIABANK Corp	27,713	2,077		Stock Yards Bancorp Inc	2,308	86
Independent Bank Corp/MI	12,761	305		Summit Financial Group Inc	1,641	41
Independent Bank Corp/Rockland MA	2,879	208		Summit State Bank	1,005	15
Independent Bank Group Inc	3,175	227		Sussex Bancorp	815	25
International Bancshares Corp	63,546	2,529		TCF Financial Corp	73,540	1,826
Investar Holding Corp	791	20		Texas Capital Bancshares Inc (a)	1,459	144
Kearny Financial Corp/MD	100,896	1,418		TierOne Corp (a),(b),(c)	2,447	—
Lakeland Bancorp Inc	14,817	288		Tompkins Financial Corp	2,391	186
Lakeland Financial Corp	124,636	5,923		Towne Bank/Portsmouth VA	14,596	436
LCNB Corp	1,555	29		TriCo Bancshares	6,271	235
LegacyTexas Financial Group Inc	15,401	633		TriState Capital Holdings Inc (a)	8,752	219
Luther Burbank Corp	2,129	27		Triumph Bancorp Inc (a)	3,471	135
Macatawa Bank Corp	4,030	43		TrustCo Bank Corp NY	17,719	151
MB Financial Inc	49,835	2,124		Trustmark Corp	40,824	1,278
MBT Financial Corp	16,404	167		Two River Bancorp	1,377	23
Mercantile Bank Corp	11,703	413		UMB Financial Corp	4,892	375
Merchants Bancorp/IN	1,207	26		Umpqua Holdings Corp	40,499	954
Metropolitan Bank Holding Corp (a)	548	26		Union Bankshares Corp	322,358	12,188
Middlefield Banc Corp	500	26		Union Bankshares Inc/Morrisville VT	156	8
Midland States Bancorp Inc	2,025	64		United Bancshares Inc/OH	900	20
MidSouth Bancorp Inc	12,967	181		United Bankshares Inc/WV	34,962	1,187
MidWestOne Financial Group Inc	7,710	248		United Community Banks Inc/GA	303,633	9,695
National Bank Holdings Corp	20,946	737		United Security Bancshares/Fresno CA	4,298	48
				Unity Bancorp Inc	1,520	33

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks (continued)				Biotechnology (continued)
Univest Corp of Pennsylvania	12,824	$369		REGENXBIO Inc (a)	5,510	$205
Valley National Bancorp	144,065	1,808		resTORbio Inc (a)	429	4
Veritex Holdings Inc (a)	1,640	47		Retrophin Inc (a)	10,259	258
Walker & Dunlop Inc	1,578	90		RTI Surgical Inc (a)	44,519	196
Washington Trust Bancorp Inc	8,388	465		Solid Biosciences Inc (a)	319	5
WesBanco Inc	44,371	1,944		Spectrum Pharmaceuticals Inc (a)	14,746	235
West Bancorporation Inc	1,866	45		Stemline Therapeutics Inc (a)	2,947	51
Westamerica Bancorporation	2,708	151		Syndax Pharmaceuticals Inc (a)	108	1
Western New England Bancorp Inc	26,157	282		Tocagen Inc (a)	145	1
Wintrust Financial Corp	37,451	3,350				$7,849
		$153,549		Building Materials - 1.96%
Beverages - 0.00%				American Woodmark Corp (a)	49,375	4,059
MGP Ingredients Inc	165	16		Armstrong Flooring Inc (a)	22,717	280
				Boise Cascade Co	20,885	869
Biotechnology - 0.68%				Broadwind Energy Inc (a)	16,192	43
Abeona Therapeutics Inc (a)	3,806	66		Caesarstone Ltd	1,277	23
Acceleron Pharma Inc (a)	879	31		Continental Materials Corp (a)	657	12
Achillion Pharmaceuticals Inc (a)	18,346	69		Cree Inc (a)	72,055	2,690
Acorda Therapeutics Inc (a)	23,045	532		Gibraltar Industries Inc (a)	18,367	646
Advaxis Inc (a)	489	1		Griffon Corp	37,578	748
Agenus Inc (a)	1,590	5		Louisiana-Pacific Corp	26,677	756
Aileron Therapeutics Inc (a)	175	1		LSI Industries Inc	24,853	153
Alder Biopharmaceuticals Inc (a)	7,800	111		Masonite International Corp (a)	87,625	5,319
Allena Pharmaceuticals Inc (a)	189	3		Quanex Building Products Corp	23,836	408
AMAG Pharmaceuticals Inc (a)	20,990	432		Simpson Manufacturing Co Inc	9,005	492
Applied Genetic Technologies Corp/DE (a)	20,578	94		Summit Materials Inc (a)	174,818	4,919
Ardelyx Inc (a)	4,394	21		Universal Forest Products Inc	40,635	1,295
ARMO BioSciences Inc (a)	240	6				$22,712
Arsanis Inc (a)	163	3		Chemicals - 1.59%
Atara Biotherapeutics Inc (a)	4,455	180		Aceto Corp	31,577	80
Athersys Inc (a)	735	1		AdvanSix Inc (a)	11,550	414
Audentes Therapeutics Inc (a)	1,479	55		AgroFresh Solutions Inc (a)	25,136	174
Bellicum Pharmaceuticals Inc (a)	1,108	7		American Vanguard Corp	50,775	1,095
BioCryst Pharmaceuticals Inc (a)	2,030	10		Codexis Inc (a)	543	6
Biohaven Pharmaceutical Holding Co Ltd (a)	476	14		CSW Industrials Inc (a)	6,435	279
BioTime Inc (a)	11,709	25		GCP Applied Technologies Inc (a)	7,618	218
Bluebird Bio Inc (a)	8,674	1,475		Hawkins Inc	2,045	67
Calyxt Inc (a)	279	5		HB Fuller Co	1,337	66
Celcuity Inc (a)	99	2		Innophos Holdings Inc	8,503	352
Celldex Therapeutics Inc (a)	17,781	13		Innospec Inc	10,586	770
Corvus Pharmaceuticals Inc (a)	1,108	11		Intrepid Potash Inc (a)	44,222	200
Cue Biopharma Inc (a)	313	3		Kraton Corp (a)	25,855	1,180
Deciphera Pharmaceuticals Inc (a)	288	6		Landec Corp (a)	24,178	321
Denali Therapeutics Inc (a)	564	10		Minerals Technologies Inc	82,803	5,717
Dynavax Technologies Corp (a)	16,410	278		Oil-Dri Corp of America	744	29
Editas Medicine Inc (a)	1,428	45		OMNOVA Solutions Inc (a)	2,404	26
Emergent BioSolutions Inc (a)	10,124	524		Platform Specialty Products Corp (a)	111,813	1,126
Enzo Biochem Inc (a)	781	5		PQ Group Holdings Inc (a)	2,801	39
Epizyme Inc (a)	1,750	22		Rayonier Advanced Materials Inc	3,767	81
Fate Therapeutics Inc (a)	4,922	50		Sensient Technologies Corp	2,211	147
Five Prime Therapeutics Inc (a)	20,943	351		Stepan Co	3,582	252
Genocea Biosciences Inc (a)	722	1		Tronox Ltd	42,454	729
Harvard Bioscience Inc (a)	7,272	42		Valhi Inc	4,409	37
Idera Pharmaceuticals Inc (a)	1,268	2		Venator Materials PLC (a)	279,450	5,033
Immunomedics Inc (a)	8,557	156				$18,438
Insmed Inc (a)	14,478	352		Coal - 0.30%
Intellia Therapeutics Inc (a)	2,254	45		Arch Coal Inc	5,136	415
Iovance Biotherapeutics Inc (a)	9,286	135		Cloud Peak Energy Inc (a)	87,419	279
Karyopharm Therapeutics Inc (a)	3,767	49		CONSOL Energy Inc (a)	8,976	282
MacroGenics Inc (a)	8,251	190		Hallador Energy Co	27,012	177
Medicines Co/The (a)	565	17		NACCO Industries Inc	5,014	185
Menlo Therapeutics Inc (a)	272	2		Peabody Energy Corp	39,233	1,446
Merrimack Pharmaceuticals Inc	550	5		SunCoke Energy Inc (a)	51,830	595
Myriad Genetics Inc (a)	25,817	731		Warrior Met Coal Inc	5,555	129
NantKwest Inc (a)	4,019	16				$3,508
Novavax Inc (a)	25,971	41		Commercial Services - 5.54%
Novelion Therapeutics Inc (a)	1,991	9		Aaron's Inc	87,544	3,657
Nymox Pharmaceutical Corp (a)	2,630	11		ABM Industries Inc	190,342	5,926
Otonomy Inc (a)	3,709	14		Acacia Research Corp (a)	19,678	72
PDL BioPharma Inc (a)	179,823	525		Adtalem Global Education Inc (a)	52,204	2,485
Pfenex Inc (a)	7,220	40		American Public Education Inc (a)	25,128	1,012
Prothena Corp PLC (a)	1,137	14		AMN Healthcare Services Inc (a)	76,125	5,089
PTC Therapeutics Inc (a)	1,032	29		ARC Document Solutions Inc (a)	7,257	16

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)				Computers (continued)
Ascent Capital Group Inc (a)	13,483	$47		NetScout Systems Inc (a)	51,972	$1,411
AstroNova Inc	9,156	163		PAR Technology Corp (a)	6,351	91
Avalon Holdings Corp (a)	3,917	8		PlayAGS Inc (a)	503	11
Booz Allen Hamilton Holding Corp	195,625	7,753		Presidio Inc (a)	308,535	4,726
Bridgepoint Education Inc (a)	10,957	64		Quantum Corp (a)	3,397	13
Brink's Co/The	128,450	9,480		SecureWorks Corp (a)	2,181	24
CAI International Inc (a)	36,926	830		Stratasys Ltd (a)	36,528	701
Cambium Learning Group Inc (a)	1,908	19		Super Micro Computer Inc (a)	35,906	635
Capella Education Co	525	48		Sykes Enterprises Inc (a)	56,160	1,615
Career Education Corp (a)	28,780	373		Unisys Corp (a)	2,344	26
Carriage Services Inc	6,547	171		VASCO Data Security International Inc (a)	11,650	181
CBIZ Inc (a)	50,168	933		VeriFone Systems Inc (a)	11,319	261
Civeo Corp (a)	62,760	210		Virtusa Corp (a)	7,627	367
CRA International Inc	15,327	865		Xplore Technologies Corp (a)	3,063	10
Cross Country Healthcare Inc (a)	2,756	35				$25,690
Edgewater Technology Inc (a)	10,657	61		Consumer Products - 0.25%
Emerald Expositions Events Inc	2,522	49		ACCO Brands Corp	92,643	1,116
Ennis Inc	73,263	1,311		Acme United Corp	1,796	38
EVERTEC Inc	4,418	80		Central Garden & Pet Co (a)	3,933	148
Franklin Covey Co (a)	1,841	45		Central Garden & Pet Co - A Shares (a)	36,686	1,303
FTI Consulting Inc (a)	33,491	1,956		CSS Industries Inc	10,677	182
Graham Holdings Co	2,073	1,250		Helen of Troy Ltd (a)	1,582	141
Great Lakes Dredge & Dock Corp (a)	63,008	289				$2,928
Heidrick & Struggles International Inc	29,140	1,097		Cosmetics & Personal Care - 0.00%
Hertz Global Holdings Inc (a)	53,672	1,176		CCA Industries Inc (a)	500	1
HMS Holdings Corp (a)	1,165	21		Inter Parfums Inc	971	50
Hudson Global Inc (a)	611	1
Huron Consulting Group Inc (a)	11,749	440				$51
				Distribution & Wholesale - 1.70%
ICF International Inc	21,235	1,424		ADDvantage Technologies Group Inc (a)	3,841	5
Information Services Group Inc (a)	2,275	10		Anixter International Inc (a)	20,269	1,194
Insperity Inc	57,800	4,638		Essendant Inc	23,545	175
K12 Inc (a)	61,628	943		Fossil Group Inc (a)	22,696	340
Kelly Services Inc	41,625	1,219		G-III Apparel Group Ltd (a)	50,415	1,839
Korn/Ferry International	54,257	2,901		KAR Auction Services Inc	133,200	6,925
Laureate Education Inc (a)	5,841	82		Nexeo Solutions Inc (a)	239,330	2,439
Liberty Tax Inc	1,290	13		ScanSource Inc (a)	28,747	987
LSC Communications Inc	6,565	115		Systemax Inc	522	16
McGrath RentCorp	15,699	925		Titan Machinery Inc (a)	24,009	463
MoneyGram International Inc (a)	3,656	32
				Triton International Ltd/Bermuda	45,011	1,396
National Research Corp	188	6		Veritiv Corp (a)	55,890	2,126
Navigant Consulting Inc (a)	35,359	756		WESCO International Inc (a)	30,177	1,797
Perceptron Inc (a)	6,585	58
						$19,702
Quad/Graphics Inc	8,957	222		Diversified Financial Services - 1.74%
RCM Technologies Inc	13,071	68		AeroCentury Corp (a)	423	7
Reis Inc	6,559	138		Air Lease Corp	19,694	821
Resources Connection Inc	20,089	314		Aircastle Ltd	64,064	1,256
RPX Corp	46,700	506		Arlington Asset Investment Corp	4,068	46
RR Donnelley & Sons Co	7,086	60		Associated Capital Group Inc	562	20
SEACOR Marine Holdings Inc (a)	20,278	481
ServiceSource International Inc (a)	3,939	15		Asta Funding Inc	1,394	5
				Atlanticus Holdings Corp (a)	11,685	26
SP Plus Corp (a)	1,805	63
				California First National Bancorp	2,983	47
Strayer Education Inc	1,300	137		Cowen Inc (a)	23,534	365
Team Inc (a)	14,560	247
				Curo Group Holdings Corp (a)	1,220	27
Textainer Group Holdings Ltd (a)	11,251	193
				Elevate Credit Inc (a)	2,313	18
Travelport Worldwide Ltd	10,602	182		Encore Capital Group Inc (a)	7,746	346
TrueBlue Inc (a)	10,343	275
				Enova International Inc (a)	5,244	154
Vectrus Inc (a)	2,564	92
				Federal Agricultural Mortgage Corp	8,371	716
Viad Corp	15,650	795
Volt Information Sciences Inc (a)	11,617	31		GAIN Capital Holdings Inc	18,126	148
Weight Watchers International Inc (a)	797	56		GAMCO Investors Inc	2,468	64
				Granite Point Mortgage Trust Inc	8,448	141
		$64,029		Hamilton Lane Inc	713	30
Computers - 2.22%				Hannon Armstrong Sustainable Infrastructure	5,352	104
Agilysys Inc (a)	24,573	289
CACI International Inc (a)	73,645	11,124		Impac Capital Mortgage Inc Holdings Inc (a)	1,644	14
Convergys Corp	96,393	2,252		INTL. FCStone Inc (a)	2,214	99
Cray Inc (a)	11,138	265		Investment Technology Group Inc	12,383	250
Engility Holdings Inc (a)	5,837	149		Janus Henderson Group PLC	3,297	104
ForeScout Technologies Inc (a)	228	7		Ladder Capital Corp	13,673	190
Insight Enterprises Inc (a)	34,443	1,221		Ladenburg Thalmann Financial Services Inc	13,732	46
Key Tronic Corp (a)	16,991	120		LendingClub Corp	2,644	7
KeyW Holding Corp/The (a)	2,084	16		Legg Mason Inc (a)	28,872	1,146
Mercury Systems Inc (a)	379	12		Longfin Corp (a),(c)	1,121	32
MTS Systems Corp	3,207	163		LPL Financial Holdings Inc	76,375	4,626

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Marlin Business Services Corp	8,657	$237	KEMET Corp (a)	8,816	$152
Medley Management Inc	1,051	6	Kimball Electronics Inc (a)	31,827	504
Nationstar Mortgage Holdings Inc (a)	64,493	1,162	Knowles Corp (a)	74,886	959
Navient Corp	76,223	1,011	LGL Group Inc/The (a)	717	4
Nelnet Inc	23,921	1,263	NVE Corp	2,895	245
NewStar Financial Inc (a),(c)	52,106	26	Park Electrochemical Corp	2,790	48
On Deck Capital Inc (a)	12,556	66	Plexus Corp (a)	40,148	2,201
OneMain Holdings Inc (a)	18,528	572	Rogers Corp (a)	3,277	350
Oppenheimer Holdings Inc	12,527	336	Sanmina Corp (a)	64,803	1,912
PennyMac Financial Services Inc (a)	2,502	51	Sparton Corp (a)	8,692	161
Piper Jaffray Cos	8,696	609	Stoneridge Inc (a)	5,007	132
PJT Partners Inc	1,921	107	SYNNEX Corp	15,529	1,555
PRA Group Inc (a)	3,983	142	Sypris Solutions Inc (a)	14,725	21
Pzena Investment Management Inc	11,000	96	Tech Data Corp (a)	34,950	2,664
R1 RCM Inc (a)	937	7	TTM Technologies Inc (a)	99,759	1,391
Regional Management Corp (a)	12,278	403	Vishay Intertechnology Inc	179,937	3,176
Stifel Financial Corp	30,706	1,789	Vishay Precision Group Inc (a)	14,745	418
TPG RE Finance Trust Inc	3,103	61	Watts Water Technologies Inc	2,005	149
Virtus Investment Partners Inc	2,492	287	ZAGG Inc (a)	6,520	73
Waddell & Reed Financial Inc	30,138	610			$23,951
World Acceptance Corp (a)	4,015	411	Energy - Alternate Sources - 0.33%
		$20,107	Clean Energy Fuels Corp (a)	131,267	211
Electric - 0.76%			FutureFuel Corp	46,932	549
ALLETE Inc	14,544	1,111	Green Plains Inc	37,466	697
Ameresco Inc (a)	19,907	236	Pacific Ethanol Inc (a)	36,578	128
Atlantic Power Corp (a)	5,596	12	Pattern Energy Group Inc	6,571	119
Avista Corp	9,829	510	Renewable Energy Group Inc (a)	106,774	1,378
Black Hills Corp	8,281	469	REX American Resources Corp (a)	1,428	107
El Paso Electric Co	6,760	345	Sunrun Inc (a)	9,088	84
Genie Energy Ltd	2,558	11	TerraForm Power Inc	49,494	552
IDACORP Inc	10,326	960	Vivint Solar Inc (a)	4,157	16
MGE Energy Inc	9,237	537			$3,841
NorthWestern Corp	16,907	929	Engineering & Construction - 0.67%
NRG Yield Inc - A Shares	5,118	90	Aegion Corp (a)	29,147	661
NRG Yield Inc - C Shares	13,071	233	Chicago Bridge & Iron Co NV ADR	10,660	161
Ormat Technologies Inc	6,660	386	EMCOR Group Inc	13,104	964
Otter Tail Corp	8,818	387	ENGlobal Corp (a)	1,045	1
PNM Resources Inc	13,954	553	Exponent Inc	2,970	257
Portland General Electric Co	30,686	1,304	Goldfield Corp/The (a)	4,043	17
Spark Energy Inc	727	9	Granite Construction Inc	13,558	710
Unitil Corp	6,557	318	Hill International Inc (a)	665	3
Vistra Energy Corp (a)	14,801	338	Hudson Ltd (a)	2,807	42
		$8,738	IES Holdings Inc (a)	2,780	47
Electrical Components & Equipment - 0.43%			KBR Inc	18,896	315
Advanced Energy Industries Inc (a)	3,818	227	Layne Christensen Co (a)	3,697	52
Belden Inc	7,261	448	Mistras Group Inc (a)	2,372	46
Encore Wire Corp	17,361	914	MYR Group Inc (a)	15,288	459
EnerSys	8,070	553	NV5 Global Inc (a)	337	20
General Cable Corp	322	10	Orion Group Holdings Inc (a)	33,398	202
Graham Corp	7,268	157	Sterling Construction Co Inc (a)	51,325	572
Insteel Industries Inc	1,100	33	TopBuild Corp (a)	24,244	1,932
Littelfuse Inc	11,880	2,221	Tutor Perini Corp (a)	45,336	936
Powell Industries Inc	9,207	276	VSE Corp	6,681	343
Ultralife Corp (a)	17,903	151			$7,740
Vicor Corp (a)	263	9	Entertainment - 0.90%
		$4,999	AMC Entertainment Holdings Inc	28,338	495
Electronics - 2.07%			Dover Motorsports Inc	3,447	7
AVX Corp	101,324	1,496	Eldorado Resorts Inc (a)	142,725	5,780
Ballantyne Strong Inc (a)	8,901	42	Eros International PLC (a)	4,836	52
Bel Fuse Inc	6,980	135	Golden Entertainment Inc (a)	5,482	146
Benchmark Electronics Inc	65,613	1,726	International Speedway Corp	6,644	273
Brady Corp	16,656	606	Marriott Vacations Worldwide Corp	11,824	1,450
Control4 Corp (a)	6,766	141	National CineMedia Inc	8,897	51
CTS Corp	40,347	1,208	Penn National Gaming Inc (a)	18,900	572
CyberOptics Corp (a)	565	9	Pinnacle Entertainment Inc (a)	11,670	375
Electro Scientific Industries Inc (a)	20,128	363	RCI Hospitality Holdings Inc	11,086	302
ESCO Technologies Inc	18,312	1,022	Reading International Inc (a)	2,067	32
FARO Technologies Inc (a)	4,492	227	Speedway Motorsports Inc	49,359	871
Fitbit Inc (a)	20,435	113			$10,406
Frequency Electronics Inc (a)	11,821	104	Environmental Control - 0.24%
II-VI Inc (a)	16,647	634	Advanced Emissions Solutions Inc	2,387	26
IntriCon Corp (a)	448	10	AquaVenture Holdings Ltd (a)	1,581	23
			Casella Waste Systems Inc (a)	86,422	2,118

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Environmental Control (continued)			Healthcare - Products (continued)
CECO Environmental Corp	15,390	$72	ICU Medical Inc (a)	675	$170
Cemtrex Inc (a)	8,943	25	Integer Holdings Corp (a)	25,891	1,422
Evoqua Water Technologies Corp (a)	2,339	48	Integra LifeSciences Holdings Corp (a)	46,375	2,858
Fuel Tech Inc (a)	1,539	2	Invacare Corp	19,863	361
Heritage-Crystal Clean Inc (a)	1,837	39	Lantheus Holdings Inc (a)	104,419	1,859
Tetra Tech Inc	8,259	401	LivaNova PLC (a)	100,364	8,911
		$2,754	Luminex Corp	3,877	83
Food - 1.14%			Meridian Bioscience Inc	16,336	239
AMCON Distributing Co	191	16	Merit Medical Systems Inc (a)	380	18
Cal-Maine Foods Inc (a)	3,039	148	NanoString Technologies Inc (a)	1,856	18
Chefs' Warehouse Inc/The (a)	373	9	NuVasive Inc (a)	58,875	3,133
Darling Ingredients Inc (a)	119,750	2,053	OraSure Technologies Inc (a)	2,246	40
Dean Foods Co	63,284	545	Orthofix International NV (a)	5,025	306
Fresh Del Monte Produce Inc	62,467	3,071	OrthoPediatrics Corp (a)	313	6
Hostess Brands Inc (a)	12,884	181	Quanterix Corp (a)	238	4
Ingles Markets Inc	13,679	468	Restoration Robotics Inc (a)	384	2
John B Sanfilippo & Son Inc	1,370	78	Rockwell Medical Inc (a)	1,010	5
Sanderson Farms Inc	9,636	1,071	Utah Medical Products Inc	102	10
Seneca Foods Corp - Class A (a)	16,641	458			$24,314
Seneca Foods Corp - Class B (a)	39	1	Healthcare - Services - 1.02%
Smart & Final Stores Inc (a)	39,149	199	AAC Holdings Inc (a)	5,539	62
SpartanNash Co	35,608	647	Acadia Healthcare Co Inc (a)	39,551	1,407
SUPERVALU Inc (a)	5,451	95	Addus HomeCare Corp (a)	6,080	319
Tootsie Roll Industries Inc	801	23	American Renal Associates Holdings Inc (a)	254	4
United Natural Foods Inc (a)	69,627	3,135	American Shared Hospital Services (a)	2,738	6
Village Super Market Inc	10,435	284	Brookdale Senior Living Inc (a)	133,475	966
Weis Markets Inc	15,498	714	Community Health Systems Inc (a)	65,370	247
		$13,196	Ensign Group Inc/The	3,372	94
Forest Products & Paper - 0.48%			Evolus Inc (a)	367	2
Clearwater Paper Corp (a)	7,453	176	Five Star Senior Living Inc (a)	16,385	20
Domtar Corp	45,309	1,989	Kindred Healthcare Inc (a)	8,989	80
Mercer International Inc	46,734	626	LHC Group Inc (a)	25,541	1,901
Neenah Inc	6,186	483	LifePoint Health Inc (a)	30,959	1,483
Orchids Paper Products Co (a)	1,425	9	Magellan Health Inc (a)	23,378	1,961
PH Glatfelter Co	45,103	942	MedCath Corp (a),(b),(c)	31,637	—
Resolute Forest Products Inc (a)	80,436	796	Medpace Holdings Inc (a)	1,369	51
Schweitzer-Mauduit International Inc	2,595	101	Molina Healthcare Inc (a)	655	55
Verso Corp (a)	26,289	475	National HealthCare Corp	8,945	548
		$5,597	Providence Service Corp/The (a)	797	60
Gas - 1.47%			Quorum Health Corp (a)	15,041	106
Chesapeake Utilities Corp	1,493	113	Select Medical Holdings Corp (a)	43,055	777
New Jersey Resources Corp	8,495	351	Tivity Health Inc (a)	14,251	512
Northwest Natural Gas Co	3,803	233	Triple-S Management Corp (a)	39,834	1,130
ONE Gas Inc	9,848	687			$11,791
RGC Resources Inc	616	16	Holding Companies - Diversified - 0.00%
South Jersey Industries Inc	8,449	261	HRG Group Inc (a)	3,249	37
Southwest Gas Holdings Inc	17,670	1,290
Spire Inc	107,666	7,768	Home Builders - 1.15%
Vectren Corp	82,025	5,764	AV Homes Inc (a)	19,462	324
WGL Holdings Inc	5,413	461	Beazer Homes USA Inc (a)	18,918	277
		$16,944	Century Communities Inc (a)	23,870	734
Hand & Machine Tools - 0.65%			Green Brick Partners Inc (a)	28,697	290
Franklin Electric Co Inc	123,307	5,056	KB Home	80,497	2,137
Hardinge Inc	15,843	291	Lennar Corp - A Shares	1,628	86
Kennametal Inc	11,990	437	LGI Homes Inc (a)	625	43
LS Starrett Co/The	5,475	33	M/I Homes Inc (a)	40,436	1,233
Milacron Holdings Corp (a)	1,265	23	MDC Holdings Inc	49,192	1,427
Regal Beloit Corp	23,950	1,705	Meritage Homes Corp (a)	48,599	2,163
			New Home Co Inc/The (a)	16,894	168
		$7,545	Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Healthcare - Products - 2.10%
Accelerate Diagnostics Inc (a)	284	6	PICO Holdings Inc	19,218	232
Analogic Corp	8,709	724	Taylor Morrison Home Corp (a)	42,494	1,010
AngioDynamics Inc (a)	35,908	696	TRI Pointe Group Inc (a)	131,845	2,256
Cerus Corp (a)	2,528	13	William Lyon Homes (a)	32,501	873
ConforMIS Inc (a)	6,164	8	Winnebago Industries Inc	413	16
CONMED Corp	14,849	965			$13,269
CryoLife Inc (a)	1,536	35	Home Furnishings - 0.09%
Digirad Corp	15,358	23	Daktronics Inc	2,325	21
FONAR Corp (a)	831	23	Ethan Allen Interiors Inc	4,337	96
Haemonetics Corp (a)	10,421	813	Flexsteel Industries Inc	8,457	310
Halyard Health Inc (a)	31,332	1,484	Hamilton Beach Brands Holding Co	6,968	155
Hanger Inc (a)	4,332	79	Hooker Furniture Corp	8,806	333
			Nova Lifestyle Inc (a)	9,952	17

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Furnishings (continued)			Internet (continued)
VOXX International Corp (a)	25,044	$125	Blucora Inc (a)	55,985	$1,456
		$1,057	Cardlytics Inc (a)	622	9
Housewares - 0.01%			Cars.com Inc (a)	48,665	1,386
Lifetime Brands Inc	14,367	171	ChannelAdvisor Corp (a)	1,426	19
			DHI Group Inc (a)	28,821	41
Insurance - 6.61%			ePlus Inc (a)	4,150	331
Ambac Financial Group Inc (a)	25,842	440	FTD Cos Inc (a)	26,217	169
American Equity Investment Life Holding Co	121,340	3,664	Lands' End Inc (a)	1,880	36
American National Insurance Co	4,757	574	Leaf Group Ltd (a)	1,928	14
AMERISAFE Inc	2,036	121	Liberty Expedia Holdings Inc (a)	10,513	429
AmTrust Financial Services Inc	31,686	409	Limelight Networks Inc (a)	7,326	38
Argo Group International Holdings Ltd	45,952	2,687	Liquidity Services Inc (a)	3,809	25
Aspen Insurance Holdings Ltd	35,369	1,501	Meet Group Inc/The (a)	49,219	117
Assured Guaranty Ltd	11,166	405	New Media Investment Group Inc	57,362	951
Atlantic American Corp	7,236	24	Overstock.com Inc (a)	1,181	45
Atlas Financial Holdings Inc (a)	4,375	46	PC-Tel Inc	47	—
Baldwin & Lyons Inc	21,573	502	Perficient Inc (a)	7,863	194
Blue Capital Reinsurance Holdings Ltd	3,815	44	QuinStreet Inc (a)	27,622	310
Brown & Brown Inc	375,925	10,236	RealNetworks Inc (a)	9,689	35
Citizens Inc/TX (a)	6,554	51	Rubicon Project Inc/The (a)	26,632	58
CNO Financial Group Inc	197,618	4,237	TechTarget Inc (a)	2,594	54
Crawford & Co	791	6	XO Group Inc (a)	19,967	433
Donegal Group Inc	26,015	362			$6,195
eHealth Inc (a)	3,940	74	Investment Companies - 0.49%
EMC Insurance Group Inc	20,889	542	B. Riley Financial Inc	3,006	62
Employers Holdings Inc	33,584	1,374	BBX Capital Corp	7,350	74
Enstar Group Ltd (a)	2,306	485	Rafael Holdings Inc (a)	644	5
FBL Financial Group Inc	36,862	2,866	TCP Capital Corp	383,925	5,544
Federated National Holding Co	22,937	387			$5,685
First Acceptance Corp (a)	19,254	16	Iron & Steel - 1.39%
First American Financial Corp	141,050	7,209	AK Steel Holding Corp (a)	33,358	153
Genworth Financial Inc (a)	424,696	1,173	Allegheny Technologies Inc (a)	18,291	486
Global Indemnity Ltd	15,335	627	Carpenter Technology Corp	43,596	2,322
Greenlight Capital Re Ltd (a)	59,510	923	Cleveland-Cliffs Inc (a)	75,525	560
Hallmark Financial Services Inc (a)	34,027	350	Commercial Metals Co	104,882	2,204
Hanover Insurance Group Inc/The	28,446	3,267	Friedman Industries Inc	5,700	35
HCI Group Inc	2,466	103	Reliance Steel & Aluminum Co	98,100	8,625
Heritage Insurance Holdings Inc	18,195	286	Ryerson Holding Corp (a)	2,587	26
Horace Mann Educators Corp	48,673	2,176	Schnitzer Steel Industries Inc	36,144	1,065
Independence Holding Co	1,947	68	Shiloh Industries Inc (a)	26,756	222
Infinity Property & Casualty Corp	9,104	1,202	Universal Stainless & Alloy Products Inc (a)	11,857	348
Investors Title Co	1,322	258			$16,046
James River Group Holdings Ltd	4,547	165	Leisure Products & Services - 0.26%
Kemper Corp	68,444	4,620	Acushnet Holdings Corp	14,076	340
Kingstone Cos Inc	1,511	26	Callaway Golf Co	26,626	459
Maiden Holdings Ltd	73,183	560	Clarus Corp (a)	3,542	25
MBIA Inc (a)	74,320	633	Drive Shack Inc (a)	21,868	119
MGIC Investment Corp (a)	588,136	5,893	Escalade Inc	3,426	45
National General Holdings Corp	15,450	398	Johnson Outdoors Inc	8,160	529
National Security Group Inc/The	369	6	Liberty TripAdvisor Holdings Inc (a)	64,719	595
National Western Life Group Inc	4,675	1,484	Vista Outdoor Inc (a)	50,116	840
Navigators Group Inc/The	42,881	2,423			$2,952
NI Holdings Inc (a)	1,617	26	Lodging - 0.39%
NMI Holdings Inc (a)	29,356	407	Belmond Ltd (a)	111,259	1,191
Radian Group Inc	115,316	1,649	Bluegreen Vacations Corp	779	18
RLI Corp	636	40	Boyd Gaming Corp	830	28
Safety Insurance Group Inc	6,385	511	Caesars Entertainment Corp (a)	77,574	880
Security National Financial Corp (a)	1,035	6	Century Casinos Inc (a)	9,935	77
Selective Insurance Group Inc	45,585	2,698	Full House Resorts Inc (a)	551	2
State Auto Financial Corp	40,766	1,273	ILG Inc	33,736	1,151
Stewart Information Services Corp	12,721	530	La Quinta Holdings Inc (a)	6,821	133
Third Point Reinsurance Ltd (a)	122,534	1,630
			Marcus Corp/The	18,287	545
Tiptree Inc	4,235	27	Monarch Casino & Resort Inc (a)	2,951	126
Unico American Corp (a)	5,796	45	Red Lion Hotels Corp (a)	33,034	325
United Fire Group Inc	35,313	1,775			$4,476
United Insurance Holdings Corp	991	19	Machinery - Construction & Mining - 0.11%
Universal Insurance Holdings Inc	2,512	82	Astec Industries Inc	8,469	470
White Mountains Insurance Group Ltd	904	782	Hyster-Yale Materials Handling Inc	4,752	339
WMIH Corp (a)	26,836	37
			Terex Corp	11,394	416
		$76,440			$1,225
Internet - 0.54%			Machinery - Diversified - 1.12%
1-800-Flowers.com Inc (a)	3,540	45
			Alamo Group Inc	5,884	644
			Albany International Corp	66,833	3,954

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified (continued)			Mining (continued)
Applied Industrial Technologies Inc	7,980	$510	Fairmount Santrol Holdings Inc (a)	3,362	$19
Briggs & Stratton Corp	40,393	729	Ferroglobe PLC (a)	11,120	126
Cactus Inc (a)	2,756	79	Gold Resource Corp	7,674	39
Chart Industries Inc (a)	6,570	372	Hecla Mining Co	308,518	1,181
Columbus McKinnon Corp/NY	12,769	459	Kaiser Aluminum Corp	5,073	500
DXP Enterprises Inc/TX (a)	551	20	Materion Corp	21,597	1,096
Gencor Industries Inc (a)	10,317	160	Smart Sand Inc (a)	7,253	53
Gerber Scientific Inc (a),(b),(c)	56,637	—	United States Lime & Minerals Inc	314	23
Gorman-Rupp Co/The	3,237	102	US Silica Holdings Inc	16,439	495
Hurco Cos Inc	9,346	413			$4,902
Manitowoc Co Inc/The (a)	10,780	266	Miscellaneous Manufacturers - 1.22%
NN Inc	15,569	316	Actuant Corp	3,063	72
SPX FLOW Inc (a)	5,904	265	American Railcar Industries Inc	6,723	255
Tennant Co	103	8	AZZ Inc	1,841	82
Twin Disc Inc (a)	2,906	64	Barnes Group Inc	39,542	2,196
Zebra Technologies Corp (a)	33,850	4,564	Colfax Corp (a)	589	18
		$12,925	Core Molding Technologies Inc	11,151	173
Media - 2.23%			Fabrinet (a)	158,608	4,475
AH Belo Corp	18,882	106	Federal Signal Corp	22,300	483
Beasley Broadcast Group Inc	6,675	76	FreightCar America Inc	25,742	359
Cable One Inc	8,675	5,510	GP Strategies Corp (a)	419	9
Central European Media Enterprises Ltd (a)	12,415	53	Harsco Corp (a)	12,870	263
Daily Journal Corp (a)	175	40	Hillenbrand Inc	99,475	4,611
Entercom Communications Corp	2,971	30	LSB Industries Inc (a)	13,282	73
Entravision Communications Corp	5,881	27	Lydall Inc (a)	2,079	93
EW Scripps Co/The	44,617	497	NL Industries Inc (a)	8,024	61
Gannett Co Inc	117,446	1,135	Servotronics Inc	788	7
Global Eagle Entertainment Inc (a)	7,229	8	Standex International Corp	704	68
Gray Television Inc (a)	54,265	613	Synalloy Corp	1,787	31
Hemisphere Media Group Inc (a)	2,147	23	Tredegar Corp	19,205	338
Houghton Mifflin Harcourt Co (a)	3,249	22	Trinseo SA	6,608	482
Media General Inc - Rights (a),(b),(c)	48,541	3			$14,149
Meredith Corp	9,596	497	Office Furnishings - 0.08%
MSG Networks Inc (a)	11,961	245	CompX International Inc	609	8
New York Times Co/The	30,600	717	Herman Miller Inc	2,281	70
Nexstar Media Group Inc	105,800	6,586	Interface Inc	21,075	464
Saga Communications Inc	5,104	189	Kewaunee Scientific Corp	4,472	155
Salem Media Group Inc	23,579	74	Kimball International Inc	3,860	64
Scholastic Corp	44,165	1,829	Knoll Inc	1,891	36
TEGNA Inc	318,500	3,367	Steelcase Inc	4,472	59
TiVo Corp	91,511	1,295	Virco Manufacturing Corp	4,847	20
Townsquare Media Inc	15,534	118			$876
Tribune Media Co	12,566	475	Oil & Gas - 4.85%
tronc Inc (a)	1,404	26	Abraxas Petroleum Corp (a)	3,873	11
Urban One Inc (a)	11,337	21	Adams Resources & Energy Inc	1,455	66
WideOpenWest Inc (a)	345,521	2,187	Approach Resources Inc (a)	6,303	17
		$25,769	Barnwell Industries Inc (a)	2,755	5
Metal Fabrication & Hardware - 0.35%			Bonanza Creek Energy Inc (a)	17,796	539
Ampco-Pittsburgh Corp (a)	5,759	57	California Resources Corp (a)	5,991	152
Chicago Rivet & Machine Co	1,070	31	Callon Petroleum Co (a)	629,896	8,763
DMC Global Inc	4,122	160	CNX Resources Corp (a)	88,067	1,309
Eastern Co/The	4,586	130	Contango Oil & Gas Co (a)	39,079	146
Global Brass & Copper Holdings Inc	5,235	157	CVR Energy Inc	3,349	116
Haynes International Inc	12,154	508	Delek US Holdings Inc	58,695	2,781
Lawson Products Inc/DE (a)	3,889	90	Denbury Resources Inc (a)	68,398	225
LB Foster Co (a)	3,850	90	Diamond Offshore Drilling Inc (a)	20,961	385
Mueller Water Products Inc - Class A	10,738	105	Earthstone Energy Inc (a)	20,713	211
Northwest Pipe Co (a)	8,787	173	Eclipse Resources Corp (a)	143,674	191
Olympic Steel Inc	15,358	360	Energy XXI Gulf Coast Inc (a)	4,239	24
Park-Ohio Holdings Corp	2,857	109	Ensco PLC	293,726	1,659
Perma-Pipe International Holdings Inc (a)	7,216	65	EP Energy Corp (a)	6,960	13
Rexnord Corp (a)	17,278	476	EXCO Resources Inc (a)	1	—
Sun Hydraulics Corp	3,420	166	Gulfport Energy Corp (a)	81,893	762
TimkenSteel Corp (a)	38,141	640	Halcon Resources Corp (a)	22,997	124
TriMas Corp (a)	25,534	692	HighPoint Resources Corp (a)	97,883	676
Worthington Industries Inc	1,097	49	Jones Energy Inc (a)	1,178	1
		$4,058	Midstates Petroleum Co Inc (a)	35,211	492
Mining - 0.42%			Nabors Industries Ltd	190,897	1,453
Ardmore Shipping Corp (a)	27,927	224	Noble Corp PLC (a)	81,464	381
Century Aluminum Co (a)	47,723	834	Oasis Petroleum Inc (a)	612,081	6,752
Coeur Mining Inc (a)	38,571	292	Panhandle Oil and Gas Inc	1,289	25
Compass Minerals International Inc	303	20	Par Pacific Holdings Inc (a)	6,964	118
			Parker Drilling Co (a)	121,057	76

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Packaging & Containers (continued)
Patterson-UTI Energy Inc	57,576	$1,233	UFP Technologies Inc (a)	5,717	$189
PBF Energy Inc	63,984	2,452			$28,358
PDC Energy Inc (a)	50,897	2,725	Pharmaceuticals - 0.77%
Penn Virginia Corp (a)	314	15	Adamas Pharmaceuticals Inc (a)	1,104	33
QEP Resources Inc (a)	61,891	754	Anika Therapeutics Inc (a)	265	12
Range Resources Corp	51,841	718	Apellis Pharmaceuticals Inc (a)	379	9
Resolute Energy Corp (a)	2,160	72	Array BioPharma Inc (a)	20,848	282
Ring Energy Inc (a)	211,165	3,530	Athenex Inc (a)	238	4
Rosehill Resources Inc (a)	868	7	BioScrip Inc (a)	14,332	38
Rowan Cos PLC (a)	130,939	1,891	Cara Therapeutics Inc (a)	576	7
SandRidge Energy Inc (a)	22,910	333	Chimerix Inc (a)	6,132	28
SilverBow Resources Inc (a)	952	29	Collegium Pharmaceutical Inc (a)	3,335	79
SM Energy Co	40,926	980	Concert Pharmaceuticals Inc (a)	1,449	27
SRC Energy Inc (a)	319,974	3,533	Dermira Inc (a)	3,910	36
Stone Energy Corp (a)	3,312	117	Diplomat Pharmacy Inc (a)	9,270	202
Trecora Resources (a)	3,858	50	Dova Pharmaceuticals Inc (a)	294	8
Ultra Petroleum Corp (a)	69,878	170	Enanta Pharmaceuticals Inc (a)	2,117	197
Unit Corp (a)	203,103	4,607	G1 Therapeutics Inc (a)	472	18
W&T Offshore Inc (a)	13,588	83	Heron Therapeutics Inc (a)	1,046	32
Whiting Petroleum Corp (a)	38,386	1,567	Horizon Pharma Plc (a)	37,123	492
WildHorse Resource Development Corp (a)	10,748	282	Immune Design Corp (a)	3,828	14
WPX Energy Inc (a)	200,550	3,427	Impax Laboratories Inc (a)	7,796	147
		$56,048	Intra-Cellular Therapies Inc (a)	4,479	78
Oil & Gas Services - 2.32%			Kindred Biosciences Inc (a)	3,009	27
Archrock Inc	103,881	1,121	Lannett Co Inc (a)	5,226	82
Basic Energy Services Inc (a)	9,371	152	Mallinckrodt PLC (a)	10,497	136
Bristow Group Inc	43,967	706	MediciNova Inc (a)	773	9
C&J Energy Services Inc (a)	10,254	307	Melinta Therapeutics Inc (a)	2,094	14
Dawson Geophysical Co (a)	22,358	161	Mersana Therapeutics Inc (a)	391	7
Dril-Quip Inc (a)	30,190	1,252	Minerva Neurosciences Inc (a)	602	4
Era Group Inc (a)	26,199	277	Miragen Therapeutics Inc (a)	334	2
Exterran Corp (a)	46,412	1,359	Momenta Pharmaceuticals Inc (a)	7,717	160
Forum Energy Technologies Inc (a)	279,827	3,526	MyoKardia Inc (a)	1,482	73
FTS International Inc (a)	2,764	55	Natural Alternatives International Inc (a)	4,296	43
Geospace Technologies Corp (a)	9,864	104	Natural Grocers by Vitamin Cottage Inc (a)	22,695	162
Gulf Island Fabrication Inc	17,452	174	Nature's Sunshine Products Inc (a)	2,325	21
Helix Energy Solutions Group Inc (a)	144,937	1,118	Odonate Therapeutics Inc (a)	327	7
Independence Contract Drilling Inc (a)	36,729	169	Optinose Inc (a)	272	6
Keane Group Inc (a)	2,920	45	Owens & Minor Inc	8,195	133
Key Energy Services Inc (a)	1,675	27	Portola Pharmaceuticals Inc (a)	2,822	102
Liberty Oilfield Services Inc (a)	1,893	38	PRA Health Sciences Inc (a)	72,400	5,949
Mammoth Energy Services Inc (a)	1,264	41	Protagonist Therapeutics Inc (a)	887	8
Matrix Service Co (a)	28,833	445	Recro Pharma Inc (a)	1,643	20
McDermott International Inc (a)	358,380	2,365	Rhythm Pharmaceuticals Inc (a)	288	7
Mitcham Industries Inc (a)	12,775	42	Sarepta Therapeutics Inc (a)	1,951	149
MRC Global Inc (a)	10,645	199	Spero Therapeutics Inc (a)	211	3
Natural Gas Services Group Inc (a)	13,945	336	Trevena Inc (a)	6,798	13
NCS Multistage Holdings Inc (a)	343	6	Voyager Therapeutics Inc (a)	2,308	42
Newpark Resources Inc (a)	89,324	938	Zogenix Inc (a)	897	35
Nine Energy Service Inc (a)	1,038	32			$8,957
NOW Inc (a)	29,246	355	Pipelines - 0.13%
Oceaneering International Inc	64,381	1,367	EnLink Midstream LLC	15,980	237
Oil States International Inc (a)	44,113	1,586	SemGroup Corp	51,482	1,295
PHI Inc (a)	26,923	337			$1,532
Pioneer Energy Services Corp (a)	81,804	282	Private Equity - 0.01%
ProPetro Holding Corp (a)	255,318	4,672	Kennedy-Wilson Holdings Inc	6,058	115
Quintana Energy Services Inc (a)	954	7	Safeguard Scientifics Inc (a)	3,390	44
Ranger Energy Services Inc (a)	1,019	8
SEACOR Holdings Inc (a)	24,066	1,320	Real Estate - 0.28%		$159
Seventy Seven Energy Inc (a),(b),(c)	16,216	—	California Coastal Communities Inc (a),(b),(c)	9,672	—
Solaris Oilfield Infrastructure Inc (a)	378	7	Community Healthcare Trust Inc	2,100	53
Superior Energy Services Inc (a)	155,882	1,673	Consolidated-Tomoka Land Co	181	11
TETRA Technologies Inc (a)	38,449	151	Farmland Partners Inc	4,474	34
Thermon Group Holdings Inc (a)	3,406	78	Forestar Group Inc (a)	3,957	86
		$26,838	FRP Holdings Inc (a)	1,030	59
Packaging & Containers - 2.45%			Griffin Industrial Realty Inc	1,197	44
Berry Global Group Inc (a)	169,900	9,345	Newmark Group Inc	2,622	40
Graphic Packaging Holding Co	613,250	8,769	RE/MAX Holdings Inc	23,742	1,286
Greif Inc - Class A	24,061	1,408	Realogy Holdings Corp	37,955	942
Greif Inc - Class B	189	12	Redfin Corp (a)	4,226	90
KapStone Paper and Packaging Corp	13,991	482	RMR Group Inc/The	412	31
Multi-Color Corp	125,525	8,153	St Joe Co/The (a)	25,922	447
			Stratus Properties Inc (a)	3,552	111

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Real Estate (continued)			REITs (continued)
Transcontinental Realty Investors Inc (a)	335	$15	One Liberty Properties Inc	2,304		$55
		$3,249	Orchid Island Capital Inc	7,076		49
REITs - 4.28%			Owens Realty Mortgage Inc	1,623		25
Acadia Realty Trust	8,860	209	Pebblebrook Hotel Trust	21,247		744
AG Mortgage Investment Trust Inc	4,122	73	PennyMac Mortgage Investment Trust	10,871		191
Agree Realty Corp	4,820	236	Physicians Realty Trust	8,720		130
Alexander & Baldwin Inc	71,921	1,647	Preferred Apartment Communities Inc	46,412		683
Alexander's Inc	121	48	PS Business Parks Inc	1,175		135
American Assets Trust Inc	8,334	280	Quality Care Properties Inc (a)	19,411		427
Americold Realty Trust	6,937	143	Ramco-Gershenson Properties Trust	14,174		169
Anworth Mortgage Asset Corp	14,261	67	Redwood Trust Inc	8,091		124
Apollo Commercial Real Estate Finance Inc	17,015	307	Resource Capital Corp	41,192		402
Ares Commercial Real Estate Corp	4,167	51	Retail Opportunity Investments Corp	10,249		176
Armada Hoffler Properties Inc	1,139	15	Rexford Industrial Realty Inc	7,714		236
ARMOUR Residential REIT Inc	7,298	165	RLJ Lodging Trust	24,851		516
Ashford Hospitality Trust Inc	23,812	164	Sabra Health Care REIT Inc	56,244		1,030
Bluerock Residential Growth REIT Inc	3,238	29	Saul Centers Inc	282		13
Braemar Hotels & Resorts Inc	40,539	421	Select Income REIT	8,716		166
Brandywine Realty Trust	232,750	3,750	Seritage Growth Properties	2,697		96
Capstead Mortgage Corp	10,720	94	STAG Industrial Inc	10,064		247
CareTrust REIT Inc	6,318	84	Summit Hotel Properties Inc	16,851		244
CatchMark Timber Trust Inc	27,050	353	Sunstone Hotel Investors Inc	33,433		522
CBL & Associates Properties Inc	17,783	74	Sutherland Asset Management Corp	2,877		41
Cedar Realty Trust Inc	13,204	51	Terreno Realty Corp	7,121		265
Chatham Lodging Trust	12,152	231	Tier REIT Inc	8,926		170
Cherry Hill Mortgage Investment Corp	2,009	35	Two Harbors Investment Corp	424,650		6,480
Chesapeake Lodging Trust	18,844	557	UMH Properties Inc	1,053		14
City Office REIT Inc	4,749	54	Urstadt Biddle Properties Inc	5,824		115
CoreCivic Inc	270,825	5,460	Washington Prime Group Inc	31,038		201
CorEnergy Infrastructure Trust Inc	1,858	72	Washington Real Estate Investment Trust	5,310		152
Cousins Properties Inc	65,667	584	Western Asset Mortgage Capital Corp	5,960		59
CYS Investments Inc	27,117	194	Whitestone REIT	5,527		60
DiamondRock Hospitality Co	60,354	667	Xenia Hotels & Resorts Inc	17,650		364
Dynex Capital Inc	15,848	104				$49,445
Easterly Government Properties Inc	4,457	92	Retail - 4.56%
Education Realty Trust Inc	8,028	264	Abercrombie & Fitch Co	91,227		2,337
Ellington Residential Mortgage REIT	1,476	17	American Eagle Outfitters Inc	64,763		1,340
First Industrial Realty Trust Inc	14,996	467	America's Car-Mart Inc/TX (a)	767		41
Four Corners Property Trust Inc	7,040	160	Ascena Retail Group Inc (a)	173,637		385
Franklin Street Properties Corp	24,339	190	At Home Group Inc (a)	2,162		76
Front Yard Residential Corp	24,610	242	Barnes & Noble Education Inc (a)	62,728		451
GEO Group Inc/The	217,400	4,892	Barnes & Noble Inc	84,154		467
Getty Realty Corp	17,992	451	Bassett Furniture Industries Inc	10,664		309
Gladstone Commercial Corp	11,422	198	Beacon Roofing Supply Inc (a)	34,789		1,703
Global Medical REIT Inc	2,483	19	Bed Bath & Beyond Inc	48,235		842
Global Net Lease Inc	7,160	133	Big 5 Sporting Goods Corp	27,263		229
Government Properties Income Trust	28,272	353	BMC Stock Holdings Inc (a)	13,503		233
Gramercy Property Trust	28,929	680	Boot Barn Holdings Inc (a)	15,850		310
Great Ajax Corp	2,508	34	Brinker International Inc	1,184		52
Healthcare Realty Trust Inc	14,298	398	Buckle Inc/The	4,231		98
Hersha Hospitality Trust	5,687	107	Build-A-Bear Workshop Inc (a)	11,344		103
Independence Realty Trust Inc	8,859	83	Caleres Inc	18,558		608
Industrial Logistics Properties Trust	2,183	45	Cannae Holdings Inc (a)	14,222		294
InfraREIT Inc	17,594	375	Carrols Restaurant Group Inc (a)	4,958		51
Invesco Mortgage Capital Inc	18,297	297	Cato Corp/The	21,033		341
Investors Real Estate Trust	17,286	92	Chico's FAS Inc	47,841		475
iStar Inc (a)	9,551	97	Christopher & Banks Corp (a)	10,696		11
Jernigan Capital Inc	1,995	38	Citi Trends Inc	13,182		404
Kite Realty Group Trust	35,001	515	Conn's Inc (a)	3,011		77
KKR Real Estate Finance Trust Inc	2,301	45	Container Store Group Inc/The (a)	4,412		28
LaSalle Hotel Properties	16,837	498	Del Frisco's Restaurant Group Inc (a)	20,290		323
Lexington Realty Trust	23,897	192	Del Taco Restaurants Inc (a)	44,152		493
LTC Properties Inc	16,906	611	Denny's Corp (a)	13,078		229
Mack-Cali Realty Corp	9,718	167	Destination Maternity Corp (a)	11,817		34
MedEquities Realty Trust Inc	8,270	84	Dillard's Inc	19,659		1,466
Monmouth Real Estate Investment Corp	11,322	177	Dine Brands Global Inc	696		55
MTGE Investment Corp	8,527	155	DSW Inc	45,392		1,012
National Health Investors Inc	9,593	655	Dunkin' Brands Group Inc	112,100		6,834
National Storage Affiliates Trust	215,420	5,669	El Pollo Loco Holdings Inc (a)	8,431		84
New Senior Investment Group Inc	11,657	100	Express Inc (a)	90,462		709
New York Mortgage Trust Inc	15,783	96	EZCORP Inc (a)	85,365		1,170
NexPoint Residential Trust Inc	2,552	68	Finish Line Inc/The	52,260		709
NorthStar Realty Europe Corp	11,645	169	FirstCash Inc	67,171		5,824
			Foundation Building Materials Inc (a)	1,657		23

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Savings & Loans (continued)
Fred's Inc	21,401	$51		HomeTrust Bancshares Inc (a)	10,248	$267
Gaia Inc (a)	1,367	21		HopFed Bancorp Inc	3,929	59
GameStop Corp	65,562	895		Investors Bancorp Inc	378,634	5,062
Genesco Inc (a)	17,523	749		Magyar Bancorp Inc (a)	97	1
Group 1 Automotive Inc	18,996	1,241		Malvern Bancorp Inc (a)	933	24
Guess? Inc	74,946	1,745		Meridian Bancorp Inc	50,200	949
Haverty Furniture Cos Inc	18,190	331		Meta Financial Group Inc	5,418	603
Hibbett Sports Inc (a)	22,542	614		MutualFirst Financial Inc	6,409	236
J Alexander's Holdings Inc (a)	2,058	25		Northeast Community Bancorp Inc	2,697	27
Jack in the Box Inc	46,468	4,168		Northfield Bancorp Inc	56,218	890
JC Penney Co Inc (a)	40,132	117		Northwest Bancshares Inc	81,245	1,348
Kirkland's Inc (a)	39,903	423		OceanFirst Financial Corp	10,737	290
Kona Grill Inc (a)	3,177	5		Oconee Federal Financial Corp	252	7
La-Z-Boy Inc	13,470	388		Oritani Financial Corp	43,617	668
Luby's Inc (a)	28,408	73		Pacific Premier Bancorp Inc (a)	178,325	7,089
MarineMax Inc (a)	20,505	443		Provident Financial Holdings Inc	10,803	198
Movado Group Inc	30,404	1,199		Provident Financial Services Inc	69,272	1,809
Nathan's Famous Inc	90	7		Prudential Bancorp Inc	9,546	175
National Vision Holdings Inc (a)	2,278	76		Riverview Bancorp Inc	25,355	239
NBHSA Inc (a)	790	271		SI Financial Group Inc	4,133	59
New York & Co Inc (a)	6,083	24		Southern Missouri Bancorp Inc	1,004	35
Office Depot Inc	401,610	919		Sterling Bancorp/DE	108,439	2,576
Party City Holdco Inc (a)	6,978	110		Territorial Bancorp Inc	7,249	221
PC Connection Inc	31,529	841		Timberland Bancorp Inc/WA	8,325	272
PCM Inc (a)	12,884	167		United Community Financial Corp/OH	23,643	239
Penske Automotive Group Inc	12,849	579		United Financial Bancorp Inc	47,622	787
PetIQ Inc (a)	358	8		Washington Federal Inc	108,589	3,447
Pier 1 Imports Inc	40,525	91		Waterstone Financial Inc	32,112	550
Potbelly Corp (a)	2,501	30		WSFS Financial Corp	2,310	116
Red Robin Gourmet Burgers Inc (a)	4,525	282				$42,383
Regis Corp (a)	46,226	722		Semiconductors - 2.45%
Rush Enterprises Inc - Class A (a)	23,438	957		Alpha & Omega Semiconductor Ltd (a)	20,001	303
Rush Enterprises Inc - Class B (a)	11,960	465		Ambarella Inc (a)	1,986	92
Ruth's Hospitality Group Inc	4,190	112		Amkor Technology Inc (a)	228,183	1,890
Shoe Carnival Inc	19,870	484		Amtech Systems Inc (a)	6,887	48
Signet Jewelers Ltd	7,318	284		Aquantia Corp (a)	481	6
Sonic Automotive Inc	26,564	526		AXT Inc (a)	39,113	229
Sonic Corp	1,688	44		Brooks Automation Inc	21,901	545
Stage Stores Inc	30,130	88		Cabot Microelectronics Corp	5,345	542
Tailored Brands Inc	6,036	190		Cohu Inc	26,997	577
Tilly's Inc	32,583	365		Diodes Inc (a)	38,953	1,112
Trans World Entertainment Corp (a)	33,798	42		DSP Group Inc (a)	25,567	305
TravelCenters of America LLC (a)	33,344	122		EMCORE Corp (a)	2,565	11
Tuesday Morning Corp (a)	48,102	171		FormFactor Inc (a)	17,246	198
Vera Bradley Inc (a)	52,984	602		GSI Technology Inc (a)	2,225	16
Vitamin Shoppe Inc (a)	10,922	54		Integrated Device Technology Inc (a)	256,950	7,151
World Fuel Services Corp	40,070	860		inTEST Corp (a)	2,200	16
Zumiez Inc (a)	22,476	526		Kulicke & Soffa Industries Inc (a)	55,966	1,281
		$52,737		MaxLinear Inc (a)	271,775	6,069
Savings & Loans - 3.66%				MKS Instruments Inc	3,037	311
Atlantic Coast Financial Corp (a)	210	2		Nanometrics Inc (a)	13,134	326
Banc of California Inc	16,491	316		Photronics Inc (a)	87,053	666
BankFinancial Corp	22,248	376		Rambus Inc (a)	21,732	293
Beneficial Bancorp Inc	91,047	1,443		Richardson Electronics Ltd/United States	10,085	93
Berkshire Hills Bancorp Inc	66,559	2,525		Rudolph Technologies Inc (a)	28,050	711
BofI Holding Inc (a)	5,639	227		Semtech Corp (a)	835	33
Brookline Bancorp Inc	63,243	1,050		Sigma Designs Inc (a)	32,780	207
BSB Bancorp Inc/MA (a)	941	30		Silicon Laboratories Inc (a)	49,775	4,624
Capitol Federal Financial Inc	141,427	1,764		SMART Global Holdings Inc (a)	627	25
Charter Financial Corp/MD	25,514	593		Ultra Clean Holdings Inc (a)	9,316	163
Citizens Community Bancorp Inc/WI	2,250	31		Veeco Instruments Inc (a)	11,306	175
Community Bankers Trust Corp (a)	3,282	29		Xcerra Corp (a)	26,710	323
Dime Community Bancshares Inc	61,832	1,221				$28,341
Entegra Financial Corp (a)	1,060	31		Software - 2.43%
ESSA Bancorp Inc	8,570	125		Acxiom Corp (a)	16,381	426
First Defiance Financial Corp	9,570	572		Allscripts Healthcare Solutions Inc (a)	122,979	1,429
First Financial Northwest Inc	9,327	158		American Software Inc/GA	1,843	24
Flagstar Bancorp Inc (a)	69,866	2,414		Avid Technology Inc (a)	2,020	9
Flushing Financial Corp	37,305	967		Bottomline Technologies de Inc (a)	5,045	199
Greene County Bancorp Inc	231	8		Cision Ltd (a)	161,625	2,164
Hingham Institution for Savings	123	25		CommerceHub Inc - Series A (a)	134,050	3,039
HMN Financial Inc (a)	2,080	40		Computer Programs & Systems Inc	815	24
Home Bancorp Inc	4,453	193		Cotiviti Holdings Inc (a)	131,250	4,533

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)			Telecommunications (continued)
CSG Systems International Inc	1,362	$58	United States Cellular Corp (a)	8,325	$329
CyberArk Software Ltd (a)	137,000	7,530	ViaSat Inc (a)	5,441	348
Digi International Inc (a)	38,164	439	Viavi Solutions Inc (a)	23,423	221
Donnelley Financial Solutions Inc (a)	1,453	27	Windstream Holdings Inc	8,992	14
Evolent Health Inc (a)	4,781	79			$10,190
Glu Mobile Inc (a)	13,922	61	Textiles - 0.07%
InnerWorkings Inc (a)	8,217	83	Dixie Group Inc/The (a)	12,240	37
Manhattan Associates Inc (a)	70,000	3,014	UniFirst Corp/MA	4,724	758
ManTech International Corp/VA	26,742	1,580			$795
MicroStrategy Inc (a)	756	96	Toys, Games & Hobbies - 0.01%
Monotype Imaging Holdings Inc	4,067	90	Funko Inc (a)	1,392	12
NantHealth Inc (a)	2,692	9	JAKKS Pacific Inc (a)	25,395	60
PDF Solutions Inc (a)	259	3
pdvWireless Inc (a)	1,425	42			$72
			Transportation - 1.96%
Progress Software Corp	19,684	727	Air Transport Services Group Inc (a)	2,522	51
QAD Inc	546	25	ArcBest Corp	27,939	896
Quality Systems Inc (a)	3,819	51	Atlas Air Worldwide Holdings Inc (a)	25,209	1,599
Red Violet Inc (a)	387	2	Celadon Group Inc (a)	23,190	65
Ribbon Communications Inc (a)	32,616	190	Costamare Inc	80,151	544
Rosetta Stone Inc (a)	2,128	30	Covenant Transportation Group Inc (a)	13,753	381
SailPoint Technologies Holding Inc (a)	759	18	Daseke Inc (a)	4,278	36
SendGrid Inc (a)	320	9	DHT Holdings Inc	70,058	254
Synchronoss Technologies Inc (a)	28,794	323	Dorian LPG Ltd (a)	53,081	381
Verint Systems Inc (a)	24,559	1,034	Eagle Bulk Shipping Inc (a)	5,453	28
Zynga Inc (a)	217,491	750	Echo Global Logistics Inc (a)	10,348	283
		$28,117	Frontline Ltd/Bermuda	11,002	48
Storage & Warehousing - 0.17%			GasLog Ltd	27,425	462
Mobile Mini Inc	38,135	1,602	Genco Shipping & Trading Ltd (a)	1,084	17
Wesco Aircraft Holdings Inc (a)	36,669	370	Gener8 Maritime Inc (a)	16,289	94
		$1,972	Genesee & Wyoming Inc (a)	121,456	8,648
Supranational Bank - 0.02%			Golar LNG Ltd	10,205	328
Banco Latinoamericano de Comercio Exterior	6,785	184	Golden Ocean Group Ltd	6,463	52
SA			Heartland Express Inc	273	5
			Hornbeck Offshore Services Inc (a)	31,143	112
Telecommunications - 0.88%			Hub Group Inc (a)	19,853	873
Acacia Communications Inc (a)	183	5	International Seaways Inc (a)	16,128	325
ADTRAN Inc	33,665	493	Kirby Corp (a)	9,031	770
Alaska Communications Systems Group Inc	16,029	24	Marten Transport Ltd	57,938	1,130
(a)			Matson Inc	9,562	280
ATN International Inc	15,238	808	Navios Maritime Acquisition Corp	15,028	12
Aviat Networks Inc (a)	1,298	21	Overseas Shipholding Group Inc (a)	158,429	590
Aware Inc/MA (a)	17,409	68	PAM Transportation Services Inc (a)	5,127	185
Black Box Corp	5,411	11	Patriot Transportation Holding Inc (a)	320	6
Calix Inc (a)	6,305	42	Roadrunner Transportation Systems Inc (a)	31,860	68
Casa Systems Inc (a)	682	16	Safe Bulkers Inc (a)	7,655	22
Cincinnati Bell Inc (a)	5,935	90	Saia Inc (a)	10,031	663
Communications Systems Inc	8,832	32	Schneider National Inc	1,679	45
Comtech Telecommunications Corp	21,270	651	Scorpio Bulkers Inc	7,986	61
Consolidated Communications Holdings Inc	4,118	47	Scorpio Tankers Inc	216,439	576
Finisar Corp (a)	67,817	1,057	Ship Finance International Ltd	35,626	507
Frontier Communications Corp	11,940	99	Teekay Corp	8,967	79
GCI Liberty Inc (a)	1,832	82	Teekay Tankers Ltd	122,988	142
Globalstar Inc (a)	26,702	16	Universal Logistics Holdings Inc	556	12
Harmonic Inc (a)	27,789	101	USA Truck Inc (a)	6,627	159
Hawaiian Telcom Holdco Inc (a)	6,893	188	Werner Enterprises Inc	52,522	1,801
IDT Corp - Class B (a)	1,289	7	YRC Worldwide Inc (a)	3,817	32
Infinera Corp (a)	15,557	182			$22,622
Intelsat SA (a)	6,342	62	Trucking & Leasing - 0.32%
Iridium Communications Inc (a)	80,292	955	GATX Corp	39,945	2,606
KVH Industries Inc (a)	13,151	140	Greenbrier Cos Inc/The	18,306	803
Liberty Latin America Ltd (a)	8,211	148	Willis Lease Finance Corp (a)	7,194	235
Liberty Latin America Ltd (a)	3,843	71
NeoPhotonics Corp (a)	7,788	40			$3,644
NETGEAR Inc (a)	24,262	1,341	Water - 0.23%
Oclaro Inc (a)	2,307	18	American States Water Co	16,360	912
Optical Cable Corp (a)	8,872	25	Artesian Resources Corp	10,338	396
ORBCOMM Inc (a)	2,919	27	California Water Service Group	7,240	281
			Connecticut Water Service Inc	3,073	208
Preformed Line Products Co	4,545	305	Consolidated Water Co Ltd	16,570	234
RF Industries Ltd	300	2	Middlesex Water Co	313	13
Spok Holdings Inc	21,293	317	SJW Group	7,203	436
Telephone & Data Systems Inc	63,414	1,733	York Water Co/The	5,980	193
TESSCO Technologies Inc	3,088	54			$2,673
			TOTAL COMMON STOCKS		$1,092,234

See accompanying notes.

		Schedule of Investments
		SmallCap Value Fund II
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 5.22%	Shares Held	Value (000's)
Money Market Funds - 5.22%
Principal Government Money Market Fund	60,357,335	$60,357
1.55%(d),(e)

TOTAL INVESTMENT COMPANIES		$60,357
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Holding Companies - Diversified - 0.00%
Steel Partners Holdings LP 6.00%,	507	$10
02/07/2026

Telecommunications - 0.00%
GCI Liberty Inc 0.00% (a),(f)	581	14

TOTAL PREFERRED STOCKS		$24
Total Investments		$1,152,615
Other Assets and Liabilities - 0.34%		$4,058
TOTAL NET ASSETS - 100.00%		$1,156,673

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $61 or 0.01% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.35%
Industrial		15.36%
Consumer, Cyclical		11.89%
Consumer, Non-cyclical		11.79%
Energy		7.93%
Technology		7.10%
Investment Companies		5.22%
Basic Materials		3.88%
Communications		3.66%
Utilities		2.46%
Government		0.02%
Diversified		0.00%
Other Assets and Liabilities		0.34%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$211,818	$151,461		$60,357
		$—		$211,818	$151,461		$60,357

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	223		$—			$—	$—
	$223		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2018	Long	799	$61,675	$(929)
Total				$(929)
Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 102.43%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Alabama - 2.98%			California (continued)
Auburn University			Metropolitan Water District of Southern
5.00%, 6/1/2038	$945	$947	California
Birmingham Airport Authority (credit support			5.00%, 7/1/2029	$1,150	$1,193
from AGM)			Oakland Unified School District/Alameda
5.25%, 7/1/2030(a)	1,000	1,061	County
Lower Alabama Gas District/The			5.00%, 8/1/2034	2,210	2,502
5.00%, 9/1/2034	6,500	7,537	Port of Los Angeles
Selma Industrial Development Board			5.00%, 8/1/2031	1,240	1,287
6.25%, 11/1/2033	700	746	Richmond Joint Powers Financing Authority
		$10,291	6.25%, 7/1/2024	1,000	1,049
Alaska - 0.45%			Riverside Community Properties Development
Borough of Matanuska-Susitna AK (credit			Inc
support from AGC)			6.00%, 10/15/2038	1,150	1,373
5.50%, 9/1/2023(a)	1,500	1,572	Sacramento Area Flood Control
			Agency (credit support from BAM)
Arizona - 2.67%			5.00%, 10/1/2039(a)	1,340	1,468
Arizona Department of Transportation State			San Diego Tobacco Settlement Revenue
Highway Fund Revenue			Funding Corp
5.00%, 7/1/2026	1,500	1,508	4.00%, 6/1/2032	1,000	1,011
City of Phoenix Civic Improvement Corp			San Diego Unified School District/CA
5.00%, 7/1/2034	1,000	1,036	0.00%, 7/1/2032(d)	5,000	3,029
Navajo Nation			Southern California Public Power Authority
5.50%, 12/1/2030(b)	1,240	1,367	5.25%, 7/1/2028	1,000	1,100
Salt Verde Financial Corp			University of California
5.00%, 12/1/2032	4,605	5,343	5.75%, 5/15/2025	1,380	1,437
		$9,254	West Contra Costa Unified School District
California - 14.91%			5.25%, 8/1/2033	1,000	1,134
Alum Rock Union Elementary School					$51,623
District			Colorado - 1.76%
5.25%, 8/1/2043	1,000	1,090	Denver Convention Center Hotel Authority
California Educational Facilities Authority			5.00%, 12/1/2036	1,000	1,103
5.00%, 10/1/2038(c)	2,700	2,737	Eagle County Airport Terminal Corp
5.00%, 1/1/2039(c)	6,240	6,379	5.00%, 5/1/2033	2,000	2,212
California Health Facilities Financing			5.00%, 5/1/2041	500	545
Authority			Platte River Power Authority
5.00%, 11/15/2046 (c)	1,691	1,871	5.00%, 6/1/2026	1,135	1,172
California Pollution Control Financing			Regional Transportation District
Authority			6.00%, 1/15/2041	450	479
4.30%, 7/1/2040	2,000	2,089	6.50%, 1/15/2030	500	545
California Statewide Communities					$6,056
Development Authority			Connecticut - 2.02%
6.25%, 11/15/2019 (b)	200	209	Mohegan Tribal Finance Authority
6.63%, 11/15/2024 (b)	500	531	7.00%, 2/1/2045(b)	5,500	5,791
California Statewide Communities			State of Connecticut (credit support from
Development Authority (credit support from			ACA)
FHA INS)			6.60%, 7/1/2024(a)	1,215	1,218
6.63%, 8/1/2029(a)	890	942			$7,009
California Statewide Communities			District of Columbia - 1.07%
Development Authority (credit support from			District of Columbia
GNMA COLL)			5.00%, 12/1/2023	1,785	1,872
4.90%, 7/20/2039(a)	500	519	5.00%, 12/1/2024	715	750
City of Los Angeles Department of Airports			6.38%, 10/1/2034	1,000	1,061
5.00%, 5/15/2035	1,500	1,584			$3,683
City of Vernon CA Electric System Revenue			Florida - 3.64%
5.13%, 8/1/2021	285	294	City of Lakeland FL Department of Electric
5.13%, 8/1/2021	455	472	Utilities
Golden State Tobacco Securitization Corp			5.25%, 10/1/2036	1,000	1,246
5.30%, 6/1/2037	1,000	1,023	County of Miami-Dade FL Aviation
5.75%, 6/1/2047	11,325	11,650	Revenue (credit support from AGC)
Golden State Tobacco Securitization			5.25%, 10/1/2033(a)	525	532
Corp (credit support from GOLDEN ST TOB			5.25%, 10/1/2033(a)	1,475	1,495
SECURITIZATION)			Escambia County Health Facilities
5.00%, 6/1/2033(a)	985	994	Authority (credit support from AMBAC)
Lancaster Redevelopment Agency Successor			5.95%, 7/1/2020(a)	10	11
Agency			Florida Development Finance Corp
6.50%, 8/1/2029	580	613	5.63%, 1/1/2047(b),(e)	1,500	1,542
Los Angeles Department of Water & Power			Greater Orlando Aviation Authority
Power System Revenue			5.00%, 10/1/2047(c)	7,001	7,778
5.25%, 7/1/2038	1,000	1,006			$12,604
Los Angeles Unified School District/CA			Georgia - 2.39%
5.00%, 7/1/2029	1,000	1,037	Atlanta Development Authority
			6.75%, 1/1/2035	2,000	2,007

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Georgia (continued)			Indiana (continued)
Atlanta Development Authority (continued)			Town of Shoals IN
7.00%, 1/1/2040	$2,000	$2,019	7.25%, 11/1/2043	$700	$786
City of Atlanta GA Water & Wastewater					$6,259
Revenue			Iowa - 0.35%
6.00%, 11/1/2027	1,000	1,060	City of Altoona IA (credit support from CITY
Main Street Natural Gas Inc			APPROP)
4.00%, 4/1/2048(e)	3,000	3,174	5.75%, 6/1/2031(a)	1,200	1,204
		$8,260
Idaho - 0.65%			Kansas - 0.31%
Idaho Health Facilities Authority			Kansas Development Finance Authority
6.65%, 2/15/2021(e)	2,000	2,244	5.50%, 11/15/2029	20	21
			5.50%, 11/15/2029	980	1,037
Illinois - 15.72%					$1,058
Chicago O'Hare International Airport			Kentucky - 1.63%
5.00%, 1/1/2033	2,000	2,218	Kentucky Economic Development Finance
5.00%, 1/1/2052	1,500	1,612	Authority
5.25%, 1/1/2036	2,000	2,288	5.38%, 8/15/2024	500	505
City of Chicago IL			5.38%, 8/15/2024	500	504
5.00%, 1/1/2034	3,000	3,018	5.63%, 8/15/2027	500	505
5.25%, 1/1/2029	2,000	2,118	5.63%, 8/15/2027	500	505
6.00%, 1/1/2038	2,965	3,277	Kentucky Economic Development Finance
7.13%, 3/15/2022	300	300	Authority (credit support from AGC)
7.46%, 2/15/2026	659	478	6.00%, 12/1/2033(a)	1,000	1,003
City of Chicago IL Wastewater Transmission			Kentucky State Property & Building
Revenue			Commission (credit support from AGC)
5.00%, 1/1/2030	1,000	1,085	5.25%, 2/1/2025(a)	885	908
5.00%, 1/1/2032	1,000	1,075	5.25%, 2/1/2025(a)	115	118
5.00%, 1/1/2033	2,000	2,145	Paducah Electric Plant Board (credit support
City of Chicago IL Waterworks Revenue			from AGC)
5.00%, 11/1/2028	1,000	1,102	5.25%, 10/1/2035(a)	1,500	1,546
Gilberts Special Service Area No 24/IL					$5,594
5.38%, 3/1/2034	280	253	Louisiana - 1.88%
Illinois Finance Authority			Lafayette Public Trust Financing
4.38%, 12/1/2042	1,400	1,376	Authority (credit support from AGM)
5.38%, 8/15/2024	500	522	5.25%, 10/1/2030(a)	1,000	1,076
5.75%, 8/15/2030	1,050	1,102	Louisiana Local Government Environmental
6.00%, 3/1/2038	1,540	1,592	Facilities & Community Development
6.25%, 11/15/2035	350	370	Authority
6.25%, 11/15/2035	650	692	3.50%, 11/1/2032	3,000	2,930
6.50%, 11/1/2038	1,000	1,023	Louisiana Public Facilities Authority
7.25%, 11/1/2038	1,000	1,026	0.00%, 7/1/2039(d)	417	—
Illinois State Toll Highway Authority			0.00%, 7/1/2039(d)	659	—
5.00%, 12/1/2032	5,200	5,903	Louisiana Public Facilities Authority (credit
5.00%, 1/1/2040(c)	2,000	2,218	support from FNMA)
5.25%, 1/1/2030	1,000	1,047	0.00%, 12/1/2019(a),(d)	1,500	1,453
Metropolitan Pier & Exposition Authority			New Orleans Aviation Board (credit support
5.00%, 6/15/2057	700	733	from AGC)
Metropolitan Pier & Exposition			6.00%, 1/1/2023(a)	1,000	1,028
Authority (credit support from NATL)					$6,487
5.50%, 6/15/2029(a)	2,410	2,675	Maine - 0.52%
Metropolitan Water Reclamation District of			Finance Authority of Maine
Greater Chicago			4.38%, 8/1/2035(b),(e)	1,800	1,806
5.00%, 12/1/2028	5,000	5,776
Sales Tax Securitization Corp			Maryland - 0.65%
5.00%, 1/1/2048	3,000	3,286	Maryland Economic Development Corp
State of Illinois			5.00%, 3/31/2041	1,000	1,092
5.50%, 7/1/2027	3,410	3,580	5.75%, 6/1/2035	545	586
United City of Yorkville IL			Maryland Health & Higher Educational
5.75%, 3/1/2028	500	499	Facilities Authority
		$54,389	6.00%, 7/1/2041	500	557
Indiana - 1.81%					$2,235
Indiana Finance Authority			Massachusetts - 1.84%
1.55%, 11/1/2037(e)	2,700	2,700	Massachusetts Bay Transportation Authority
5.00%, 10/1/2044	700	728	5.25%, 7/1/2028	2,000	2,455
5.38%, 11/1/2032	1,000	1,018	Massachusetts Development Finance Agency
Indiana Municipal Power Agency			5.75%, 12/1/2042(e)	1,000	1,038
6.00%, 1/1/2039	1,000	1,027	Massachusetts Educational Financing
			Authority
			4.90%, 7/1/2028	1,775	1,829

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Massachusetts (continued)			New York (continued)
Massachusetts State College Building			Metropolitan Transportation Authority
Authority (credit support from ST APPROP)			5.25%, 11/15/2030	$1,500	$1,578
5.50%, 5/1/2039(a)	$1,000	$1,036	New York City Industrial Development
		$6,358	Agency (credit support from AGC)
Michigan - 0.78%			6.13%, 1/1/2029(a)	1,000	1,029
City of Detroit MI Sewage Disposal System			New York City Transitional Finance Authority
Revenue (credit support from AGM)			Building Aid Revenue (credit support from
7.00%, 7/1/2027(a)	1,500	1,587	ST AID WITHHLDG)
Wayne County Airport Authority			5.25%, 1/15/2039(a)	2,145	2,194
5.00%, 12/1/2045	1,000	1,097	New York City Transitional Finance Authority
		$2,684	Future Tax Secured Revenue
Minnesota - 0.96%			1.56%, 11/1/2042(e)	3,000	3,000
City of Minneapolis MN			New York Counties Tobacco Trust VI
6.75%, 11/15/2032	500	513	5.00%, 6/1/2031	215	238
City of Minneapolis MN (credit support from			5.00%, 6/1/2036	740	808
AGC)			5.00%, 6/1/2041	400	432
6.50%, 11/15/2038 (a)	835	856	New York Liberty Development Corp
City of Rochester MN			5.00%, 11/15/2031	1,000	1,086
5.00%, 11/15/2034	1,600	1,954	5.00%, 9/15/2040	1,000	1,092
		$3,323	New York Liberty Development Corp (credit
Missouri - 0.53%			support from GO OF AUTH)
			5.00%, 12/15/2041(a)	1,000	1,081
City of St Louis MO Airport Revenue (credit
support from NATL)			New York State Dormitory Authority (credit
5.50%, 7/1/2028(a)	1,500	1,846	support from AGC ST AID WITHHLDG)
			5.00%, 10/1/2023(a)	1,860	1,943
			5.00%, 10/1/2023(a)	140	146
Nebraska - 0.60%
Municipal Energy Agency of Nebraska (credit			New York State Thruway Authority
support from BHAC)			5.25%, 1/1/2056	4,395	4,930
5.13%, 4/1/2029(a)	1,000	1,030	New York Transportation Development Corp
			4.00%, 1/1/2036(f)	1,000	992
University of Nebraska
5.25%, 7/1/2039	1,000	1,023	5.00%, 8/1/2021	3,500	3,752
		$2,053	5.25%, 1/1/2050	3,125	3,379
Nevada - 1.51%			Tompkins County Development Corp
County of Clark Department of Aviation			5.00%, 7/1/2027	115	119
5.13%, 7/1/2034	1,000	1,048	Westchester County Local Development
Las Vegas Redevelopment Agency			Corp
5.00%, 6/15/2040	3,850	4,198	5.00%, 11/1/2046	2,400	2,530
		$5,246			$35,568
New Hampshire - 0.72%			North Carolina - 0.62%
City of Manchester NH General Airport			City of Raleigh NC Combined Enterprise
Revenue (credit support from AGM)			System Revenue
5.13%, 1/1/2030(a)	1,000	1,018	5.00%, 3/1/2031	1,000	1,082
New Hampshire Health and Education			North Carolina Medical Care Commission
Facilities Authority Act			5.00%, 10/1/2047	1,000	1,083
1.55%, 7/1/2035(e)	1,500	1,500			$2,165
		$2,518	Ohio - 5.13%
New Jersey - 4.12%			American Municipal Power Inc
Casino Reinvestment Development Authority			5.25%, 2/15/2033	2,575	2,817
5.25%, 11/1/2039	750	795	Buckeye Tobacco Settlement Financing
New Jersey Economic Development			Authority
Authority			6.00%, 6/1/2042	2,000	1,995
3.35%, 7/15/2036	2,500	2,176	Buckeye Tobacco Settlement Financing
4.00%, 7/1/2032	805	799	Authority (credit support from BUCKEYE
5.00%, 9/1/2034	1,000	1,040	OHIO TOB SETTLEMENT)
			5.75%, 6/1/2034(a)	2,500	2,478
5.75%, 4/1/2031	1,005	1,113
5.75%, 6/1/2031	550	592	City of Cincinnati OH
New Jersey Transportation Trust Fund			5.00%, 12/1/2032	815	906
Authority			County of Hamilton OH
5.25%, 6/15/2032	2,000	2,151	5.00%, 1/1/2036	1,435	1,533
5.25%, 6/15/2034	2,250	2,413	5.00%, 1/1/2046	2,500	2,650
			County of Montgomery OH
South Jersey Port Corp			1.55%, 11/15/2039(e)	1,000	1,000
5.00%, 1/1/2048	3,000	3,191
			Ohio Air Quality Development Authority
		$14,270	3.75%, 12/1/2023 (e)	2,000	925
New York - 10.26%			4.25%, 1/15/2038(b)	1,000	992
Brooklyn Arena Local Development Corp			4.50%, 1/15/2048(b)	850	859
6.38%, 7/15/2043	1,400	1,505
City of New York NY			Ohio Housing Finance Agency (credit support
1.56%, 10/1/2046(e)	1,000	1,000	from GNMA/FNMA/FHLMC)
			5.20%, 9/1/2029(a)	335	338
Hudson Yards Infrastructure Corp			State of Ohio
5.75%, 2/15/2047	1,585	1,745	3.25%, 1/1/2035	1,270	1,198
5.75%, 2/15/2047	915	989			$17,691

See accompanying notes.

Schedule of Investments Tax-Exempt Bond Fund April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Oklahoma - 1.08%			Texas (continued)
Oklahoma Development Finance Authority			Tarrant County Cultural Education Facilities
5.00%, 8/1/2047	$1,750	$1,860	Finance Corp (continued)
5.50%, 8/15/2052	1,000	1,116	6.00%, 11/15/2027	$2,250	$2,461
Tulsa Airports Improvement Trust			Tarrant County Cultural Education Facilities
5.00%, 6/1/2035(e)	700	749	Finance Corp (credit support from AGC)
		$3,725	6.25%, 7/1/2028(a)	1,000	1,027
Oregon - 0.30%			Texas A&M University
Oregon State Business Development			5.00%, 5/15/2027	1,000	1,033
Commission			Texas Municipal Gas Acquisition & Supply
6.50%, 4/1/2031(b)	1,000	1,027	Corp I
			6.25%, 12/15/2026	1,220	1,420
Pennsylvania - 2.35%			Texas Private Activity Bond Surface
Blythe Township Solid Waste Authority			Transportation Corp
7.75%, 12/1/2037	1,000	1,046	7.00%, 12/31/2038	1,000	1,169
Commonwealth Financing Authority					$27,000
5.00%, 6/1/2032	3,000	3,369	Utah - 0.79%
5.00%, 6/1/2033	2,000	2,237	Utah Infrastructure Agency
Pennsylvania Economic Development			5.00%, 10/15/2034	1,000	1,093
Financing Authority			5.00%, 10/15/2037	1,500	1,628
6.00%, 6/1/2031	500	501			$2,721
Pennsylvania Turnpike Commission			Virginia - 1.25%
5.75%, 12/1/2028	245	267	County of Botetourt VA
5.75%, 12/1/2028	175	191	6.00%, 7/1/2034	1,000	1,095
6.00%, 12/1/2034	65	71	6.00%, 7/1/2044	1,000	1,086
6.00%, 12/1/2034	80	88	Roanoke Economic Development Authority
6.00%, 12/1/2034	355	389	6.63%, 12/1/2044	1,295	1,399
		$8,159	Washington County Industrial Development
South Carolina - 0.76%			Authority/VA
South Carolina Jobs-Economic Development			7.50%, 7/1/2029	750	777
Authority					$4,357
5.25%, 11/15/2047	1,500	1,589	Washington - 1.35%
South Carolina Jobs-Economic Development			FYI Properties
Authority (credit support from AGC)			5.50%, 6/1/2039	1,000	1,033
5.38%, 2/1/2029(a)	1,000	1,026
			Seattle Housing Authority (credit support
		$2,615	from HUD SECT 8)
South Dakota - 0.44%			3.63%, 12/1/2043(a)	600	572
Oglala Sioux Tribe			Washington Health Care Facilities Authority
5.75%, 10/1/2025(b)	1,500	1,508	7.38%, 3/1/2038	1,000	1,045
			Washington Health Care Facilities
Tennessee - 1.35%			Authority (credit support from AGM)
Metropolitan Government Nashville &			5.50%, 8/15/2038(a)	1,000	1,011
Davidson County Health & Educational Facs			Washington Higher Education Facilities
Bd			Authority
5.00%, 7/1/2040	4,250	4,671	5.63%, 10/1/2040	1,000	1,050
					$4,711
Texas - 7.83%			West Virginia - 0.37%
Capital Area Cultural Education Facilities			West Virginia Hospital Finance Authority
Finance Corp			5.50%, 6/1/2034	1,250	1,298
6.13%, 4/1/2045(e)	1,000	1,064
Central Texas Turnpike System			Wisconsin - 2.08%
5.00%, 8/15/2031	1,285	1,410	City of Superior WI (credit support from GO
City of Fort Worth TX Water & Sewer System			OF CORP)
Revenue			5.38%, 11/1/2021(a)	750	752
4.00%, 2/15/2042	1,100	1,135	Public Finance Authority
City of Houston TX Airport System Revenue			4.00%, 8/1/2035	1,580	1,526
5.00%, 7/1/2029	2,000	2,164	5.00%, 9/30/2037	500	548
Harris County Industrial Development Corp			5.00%, 9/30/2049	500	541
5.00%, 2/1/2023	400	419	5.25%, 4/1/2030	1,400	1,494
Harris County-Houston Sports Authority			State of Wisconsin (credit support from ST
5.00%, 11/15/2030	3,000	3,314	APPROP)
Metropolitan Transit Authority of Harris			5.38%, 5/1/2025(a)	125	129
County			5.38%, 5/1/2025(a)	875	905
5.00%, 11/1/2033	2,435	2,790	Wisconsin Health & Educational Facilities
North Texas Tollway Authority			Authority
5.00%, 1/1/2045	1,000	1,088	6.38%, 2/15/2029	500	517
Port Beaumont Navigation District
7.25%, 2/1/2036(b),(e)	4,000	4,135
Sea Breeze Public Facility Corp
6.50%, 1/1/2046	100	102
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037	2,060	2,269

See accompanying notes.

		Schedule of Investments
		Tax-Exempt Bond Fund
		April 30, 2018 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority (continued)
6.63%, 2/15/2039	$720	$746
		$7,158
TOTAL MUNICIPAL BONDS		$354,300
Total Investments		$354,300
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.61)%
Notes with an interest rate of 1.76% - 1.95% at $	(12,471)	$(12,471)
April 30, 2018 and contractual maturity of
collateral from 2018-2025.(g)
Total Net Investments		$341,829
Other Assets and Liabilities - 1.18%		$4,074
TOTAL NET ASSETS - 100.00%		$345,903

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,767 or 5.71% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Non-income producing security
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2018.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	60.96%
Prerefunded	19.61%
Insured	12.36%
General Obligation Unlimited	7.09%
Tax Allocation	1.21%
Special Tax	0.65%
Special Assessment	0.32%
Certificate Participation	0.23%
Liability For Floating Rate Notes Issued	(3.61)%
Other Assets and Liabilities	1.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
April 30, 2018 (unaudited)

Currency Abbreviations ARS BRL CAD CHF CLP CNH CNY COP CZK EGP EUR GBP HKD HUF IDR INR JPY KZT MXN MYR NGN NZD PEN PLN RUB SGD TRY USD/$ UYU ZAR

Argentine Peso

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

Kazakhstani Tenge

Mexican Peso

Malaysian Ringgit

Nigerian Naira

New Zealand Dollar

Peruvian Nuevo Sol

Polish Zloty

Russian Rouble

Singapore Dollar

Turkish Lira

United States Dollar

Uruguayan Peso

South African Rand

See accompanying notes.

(This page intentionally left blank)

2

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
CALIFORNIA MUNICIPAL FUND
Class A shares
2018	(c)	$10.53	$0.18	($0.26)	($0.08)	($0.17)	($0.17)	$10.28	(0.82	)%(d)
2017		10.68	0.36	(0.17)	0.19	(0.34)	(0.34)	10.53	1.82
2016		10.46	0.36	0.21	0.57	(0.35)	(0.35)	10.68	5.50
2015		10.51	0.41	(0.03)	0.38	(0.43)	(0.43)	10.46	3.67
2014		9.75	0.43	0.74	1.17	(0.41)	(0.41)	10.51	12.28
2013		10.45	0.43	(0.69)	(0.26)	(0.44)	(0.44)	9.75	(2.57)
Class C shares
2018	(c)	10.55	0.14	(0.27)	(0.13)	(0.12)	(0.12)	10.30	(1.22	) (d)
2017		10.70	0.28	(0.18)	0.10	(0.25)	(0.25)	10.55	0.99
2016		10.48	0.26	0.22	0.48	(0.26)	(0.26)	10.70	4.60
2015		10.53	0.31	(0.03)	0.28	(0.33)	(0.33)	10.48	2.70
2014		9.77	0.33	0.74	1.07	(0.31)	(0.31)	10.53	11.15
2013		10.47	0.33	(0.70)	(0.37)	(0.33)	(0.33)	9.77	(3.57)
CORE PLUS BOND FUND
Class A shares
2018	(c)	10.98	0.14	(0.36)	(0.22)	(0.15)	(0.15)	10.61	(2.01	) (d)
2017		11.05	0.28	(0.07)	0.21	(0.28)	(0.28)	10.98	1.96
2016		10.80	0.24	0.23	0.47	(0.22)	(0.22)	11.05	4.40
2015		10.97	0.24	(0.17)	0.07	(0.24)	(0.24)	10.80	0.63
2014		10.80	0.23	0.20	0.43	(0.26)	(0.26)	10.97	4.02
2013		11.09	0.24	(0.30)	(0.06)	(0.23)	(0.23)	10.80	(0.52)
Class C shares
2018	(c)	10.99	0.10	(0.38)	(0.28)	(0.10)	(0.10)	10.61	(2.52	) (d)
2017		11.05	0.18	(0.05)	0.13	(0.19)	(0.19)	10.99	1.17
2016		10.80	0.15	0.23	0.38	(0.13)	(0.13)	11.05	3.50
2015		10.97	0.14	(0.16)	(0.02)	(0.15)	(0.15)	10.80	(0.23)
2014		10.80	0.14	0.19	0.33	(0.16)	(0.16)	10.97	3.12
2013		11.09	0.15	(0.30)	(0.15)	(0.14)	(0.14)	10.80	(1.33)

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

	Ratio of		Ratio of Expenses to		Ratio of Net
	Expenses to		Average Net Assets		Investment Income
Net Assets, End of	Average Net		(Excluding Interest		to Average Net		Portfolio
Period (in thousands)	Assets		Expense and Fees)		Assets		Turnover Rate

$280,297	0.83	%(e)	0.77%(e),(f)		3.50	%(e)	55.5	%(e)
292,217	0.82		0.77	(f)	3.48		39.8
334,431	0.82		0.77	(f)	3.31		27.9
201,572	0.81		0.78	(f)	3.92		26.6
215,618	0.81		0.77	(f)	4.25		28.7
163,521	0.81		0.77	(f)	4.25		20.4

35,645	1.66	(e)	1.60 (e)	,(f)	2.67	(e)	55.5	(e)
39,252	1.64		1.59	(f)	2.66		39.8
48,468	1.65		1.60	(f)	2.43		27.9
16,014	1.74		1.71	(f)	2.99		26.6
11,563	1.79		1.75	(f)	3.27		28.7
8,301	1.84		1.80	(f)	3.23		20.4

84,352	0.88 (e)	,(g)	N/A		2.70	(e)	126.6	(e)
90,713	0.88	(g)	N/A		2.55		128.3
95,813	0.88	(g)	N/A		2.20		168.4
96,057	0.88	(g)	N/A		2.16		208.3
101,747	0.88	(g)	N/A		2.15		204.5
106,666	0.94	(g)	N/A		2.16		205.6

7,866	1.75 (e)	,(g)	N/A		1.83	(e)	126.6	(e)
8,584	1.75	(g)	N/A		1.68		128.3
9,228	1.75	(g)	N/A		1.33		168.4
7,020	1.75	(g)	N/A		1.28		208.3
6,654	1.75	(g)	N/A		1.28		204.5
6,967	1.75	(g)	N/A		1.35		205.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2018	(c)	$13.96	$0.09	$0.17	$0.26	($0.19)	($0.19)	$14.03	1.86	%(d)
2017		11.35	0.11	2.63	2.74	(0.13)	(0.13)	13.96	24.41
2016		11.55	0.13	(0.22)	(0.09)	(0.11)	(0.11)	11.35	(0.78)
2015		11.96	0.15	(0.44)	(0.29)	(0.12)	(0.12)	11.55	(2.39)
2014		11.79	0.13	0.22	0.35	(0.18)	(0.18)	11.96	2.94
2013		9.88	0.14	1.93	2.07	(0.16)	(0.16)	11.79	21.15
Class C shares
2018	(c)	13.92	0.04	0.16	0.20	(0.10)	(0.10)	14.02	1.42	(d)
2017		11.30	0.02	2.64	2.66	(0.04)	(0.04)	13.92	23.60
2016		11.51	0.06	(0.23)	(0.17)	(0.04)	(0.04)	11.30	(1.49)
2015		11.91	0.06	(0.43)	(0.37)	(0.03)	(0.03)	11.51	(3.12)
2014		11.77	0.04	0.21	0.25	(0.11)	(0.11)	11.91	2.10
2013		9.86	0.07	1.93	2.00	(0.09)	(0.09)	11.77	20.47

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

	Ratio of		Ratio of Net
	Expenses to		Investment Income
Net Assets, End of	Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$256,232	1.31	%(e)	1.27	%(e)	52.5	%(e)
256,761	1.35		0.92		46.7
221,880	1.36		1.21		48.2
242,162	1.35		1.28		51.7
255,248	1.33		1.10		67.0
263,419	1.40		1.34		76.9

18,721	2.08 (e)	,(f)	0.57	(e)	52.5	(e)
16,331	2.08	(f)	0.18		46.7
13,511	2.08	(f)	0.51		48.2
14,376	2.08	(f)	0.55		51.7
13,125	2.08	(f)	0.36		67.0
12,440	2.08	(f)	0.64		76.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
EQUITY INCOME FUND
Class A shares
2018	(c)	$31.55	$0.32	$0.60	$0.92	($0.25)	($1.52)	($1.77)	$30.70
2017		26.69	0.56	5.28	5.84	(0.46)	(0.52)	(0.98)	31.55
2016		25.80	0.56	0.86	1.42	(0.53)	–	(0.53)	26.69
2015		26.27	0.54	(0.50)	0.04	(0.51)	–	(0.51)	25.80
2014		23.14	0.56	3.04	3.60	(0.47)	–	(0.47)	26.27
2013		19.47	0.55	3.65	4.20	(0.53)	–	(0.53)	23.14
Class C shares
2018	(c)	30.78	0.19	0.59	0.78	(0.13)	(1.52)	(1.65)	29.91
2017		26.07	0.33	5.16	5.49	(0.26)	(0.52)	(0.78)	30.78
2016		25.22	0.36	0.83	1.19	(0.34)	–	(0.34)	26.07
2015		25.69	0.34	(0.49)	(0.15)	(0.32)	–	(0.32)	25.22
2014		22.65	0.37	2.96	3.33	(0.29)	–	(0.29)	25.69
2013		19.07	0.38	3.58	3.96	(0.38)	–	(0.38)	22.65
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Class A shares
2018	(c)	10.44	0.16	(0.12)	0.04	(0.17)	(0.30)	(0.47)	10.01
2017		10.14	0.41	0.44	0.85	(0.44)	(0.11)	(0.55)	10.44
2016	(h)	10.00	0.13	0.13	0.26	(0.12)	–	(0.12)	10.14

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
			Ratio of		Dividends and	Ratio of Net
			Expenses to		Interest Expense on	Investment Income
		Net Assets, End of	Average Net		Short Sales and Short	to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Sale Fees)	Assets		Turnover Rate

2.83%	(d)	$939,909	0.88%	(e)	N/A	2.01%	(e)	15.7%	(e)
22.32		962,989	0.89		N/A	1.90		23.3
5.56		891,633	0.91		N/A	2.15		16.4
0.16		942,277	0.91		N/A	2.06		15.8
15.66		990,916	0.89		N/A	2.26		14.5
21.87		916,224	0.93		N/A	2.57		16.4

2.45	(d)	181,542	1.63	(e)	N/A	1.26	(e)	15.7	(e)
21.42		189,509	1.63		N/A	1.16		23.3
4.76		181,177	1.65		N/A	1.41		16.4
(0.57)		189,402	1.64		N/A	1.32		15.8
14.79		191,198	1.63		N/A	1.51		14.5
21.01		160,568	1.66		N/A	1.83		16.4

0.33	(d)	1,379	1.47 (e)	,(f)	N/A	3.19	(e)	399.4	(e)
8.63		488	1.48	(f)	1.47	4.00		465.3
2.56	(d)	101	1.47 (e)	,(f)	N/A	4.23	(e)	511.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(h)	Period from July 11, 2016, date shares first offered, through October 31, 2016.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2018	(c)	$14.16	$0.31	($0.28)	$0.03	($0.31)	$–	($0.31)	$13.88
2017		13.72	0.69	0.46	1.15	(0.71)	–	(0.71)	14.16
2016		13.59	0.70	0.14	0.84	(0.71)	–	(0.71)	13.72
2015		14.76	0.65	(0.86)	(0.21)	(0.61)	(0.35)	(0.96)	13.59
2014		14.23	0.63	0.51	1.14	(0.61)	–	(0.61)	14.76
2013		14.14	0.67	0.20	0.87	(0.66)	(0.12)	(0.78)	14.23
Class C shares
2018	(c)	14.07	0.25	(0.27)	(0.02)	(0.26)	–	(0.26)	13.79
2017		13.64	0.59	0.44	1.03	(0.60)	–	(0.60)	14.07
2016		13.51	0.60	0.14	0.74	(0.61)	–	(0.61)	13.64
2015		14.69	0.54	(0.87)	(0.33)	(0.50)	(0.35)	(0.85)	13.51
2014		14.17	0.52	0.51	1.03	(0.51)	–	(0.51)	14.69
2013		14.08	0.55	0.22	0.77	(0.56)	(0.12)	(0.68)	14.17
Class T shares
2018	(c)	14.17	0.30	(0.20)	0.10	(0.31)	–	(0.31)	13.96
2017	(j)	13.93	0.24	0.23	0.47	(0.23)	–	(0.23)	14.17
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2018	(c)	8.87	0.09	0.25	0.34	(0.19)	(0.15)	(0.34)	8.87
2017		8.35	0.09	0.68	0.77	(0.22)	(0.03)	(0.25)	8.87
2016		8.75	0.11	(0.16)	(0.05)	(0.19)	(0.16)	(0.35)	8.35
2015		8.72	0.10	0.21	0.31	(0.23)	(0.05)	(0.28)	8.75
2014		8.30	0.10	0.76	0.86	(0.16)	(0.28)	(0.44)	8.72
2013		7.83	0.11	0.94	1.05	(0.43)	(0.15)	(0.58)	8.30
Class C shares
2018	(c)	8.58	0.05	0.25	0.30	(0.16)	(0.15)	(0.31)	8.57
2017		8.11	0.02	0.66	0.68	(0.18)	(0.03)	(0.21)	8.58
2016		8.50	0.04	(0.14)	(0.10)	(0.13)	(0.16)	(0.29)	8.11
2015		8.50	0.03	0.20	0.23	(0.18)	(0.05)	(0.23)	8.50
2014		8.12	0.03	0.74	0.77	(0.11)	(0.28)	(0.39)	8.50
2013		7.67	0.04	0.93	0.97	(0.37)	(0.15)	(0.52)	8.12

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
			Ratio of		Dividends and		Ratio of Net
			Expenses to		Interest Expense on		Investment Income
		Net Assets, End of	Average Net		Short Sales and Short		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Sale Fees)		Assets		Turnover Rate

0.20	%(d)	$1,818,208	1.07%(e),(f)		1.06%(e),(g)		4.38	%(e)	114.6	%(e)
8.63		1,916,690	1.09		1.06	(g)	5.01		120.1
6.50		2,088,052	1.19		1.09	(g)	5.28		101.1
(1.49)		2,353,934	1.09		1.08	(g)	4.64		76.9
8.18		2,466,867	1.17	(f)	1.08	(g)	4.33		83.4
6.40		2,658,057	1.15	(f)	1.10	(g)	4.71		79.0

(0.17	) (d)	2,117,782	1.83 (e)	,(f)	1.82 (e)	,(g)	3.62	(e)	114.6	(e)
7.79		2,263,619	1.85		1.82	(g)	4.25		120.1
5.67	(h)	2,417,920	1.95		1.85	(g)	4.52		101.1
(2.17	) (h)	2,677,807	1.85		1.84	(g)	3.88		76.9
7.27	(h)	2,766,661	1.92	(f)	1.83	(g)	3.56		83.4
5.65		2,372,549	1.91	(f)	1.86	(g)	3.94		79.0

0.68 (d)	,(i)	10	1.09 (e)	,(f)	1.08 (e)	,(g)	4.30	(e)	114.6	(e)
3.44 (d)	,(k)	10	1.12	(e)	1.09 (e)	,(g)	4.46	(e)	120.1	(e)

3.93	(d)	99,447	1.35	(e)	N/A		2.02	(e)	11.9	(e)
9.53		134,866	1.33		N/A		1.07		67.3
(0.50)		164,926	1.32		N/A		1.26		54.7
3.59		146,690	1.32	(f)	N/A		1.11		47.5
11.07		102,093	1.32	(f)	N/A		1.16		29.3
13.94		70,426	1.37	(f)	N/A		1.40		52.4

3.59	(d)	35,411	2.12 (e)	,(f)	N/A		1.19	(e)	11.9	(e)
8.55		36,680	2.12	(f)	N/A		0.29		67.3
(1.18)		51,053	2.11	(f)	N/A		0.49		54.7
2.75		59,807	2.09	(f)	N/A		0.35		47.5
10.08		47,399	2.14	(f)	N/A		0.33		29.3
13.19		24,808	2.20	(f)	N/A		0.53		52.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	During 2018, the Class experienced a significant one time gain of approximately $0.07/share as a result of a particular set of shareholder activity and the impact of the dividend reinvestment. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(j)	Period from June 12, 2017, date shares first offered, through October 31, 2017.
(k)	During 2017, the Class experienced a significant one time gain of approximately $0.07/share as a result of a particular set of shareholder activity and the impact of the dividend reinvestment. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2018	(c)	$10.42	$0.11	($0.30)	($0.19)	($0.13)	($0.13)	$10.10	(1.78	)%(d)
2017		10.84	0.30	(0.35)	(0.05)	(0.37)	(0.37)	10.42	(0.45)
2016		10.93	0.32	(0.02)	0.30	(0.39)	(0.39)	10.84	2.79
2015		11.03	0.26	(0.06)	0.20	(0.30)	(0.30)	10.93	1.80
2014		10.98	0.24	0.13	0.37	(0.32)	(0.32)	11.03	3.39
2013		11.37	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.98	(0.61)
Class C shares
2018	(c)	10.41	0.07	(0.29)	(0.22)	(0.09)	(0.09)	10.10	(2.08	) (d)
2017		10.83	0.21	(0.35)	(0.14)	(0.28)	(0.28)	10.41	(1.33)
2016		10.92	0.23	(0.02)	0.21	(0.30)	(0.30)	10.83	1.91
2015		11.02	0.15	(0.04)	0.11	(0.21)	(0.21)	10.92	0.97
2014		10.97	0.15	0.12	0.27	(0.22)	(0.22)	11.02	2.52
2013		11.36	0.15	(0.31)	(0.16)	(0.23)	(0.23)	10.97	(1.44)

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

	Ratio of				Ratio of Net
	Expenses to		Ratio of Gross		Investment Income
Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

$247,604	0.82	%(e)	0.92%(e),(f)		2.10	%(e)	21.1	%(e)
273,038	0.81		0.91	(f)	2.85		22.6
312,158	0.81		0.91	(f)	2.89		31.4
291,241	0.80		0.90	(f)	2.32		31.0
316,531	0.79		0.89	(f)	2.22		32.8
387,828	0.79		0.89	(f)	2.17		41.1

42,126	1.63 (e)	,(g)	–		1.29	(e)	21.1	(e)
49,114	1.63	(g)	–		2.04		22.6
62,811	1.63	(g)	–		2.08		31.4
54,699	1.63	(g)	–		1.40		31.0
59,847	1.63	(g)	–		1.38		32.8
82,486	1.63	(g)	–		1.33		41.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Class A shares
2018	(c)	$7.55	$0.19	($0.25)	($0.06)	($0.19)	$–	($0.19)	$7.30
2017		7.24	0.38	0.30	0.68	(0.37)	–	(0.37)	7.55
2016		7.16	0.40	0.11	0.51	(0.43)	–	(0.43)	7.24
2015		7.72	0.40	(0.47)	(0.07)	(0.41)	(0.08)	(0.49)	7.16
2014		7.94	0.43	(0.03)	0.40	(0.46)	(0.16)	(0.62)	7.72
2013		7.84	0.49	0.19	0.68	(0.51)	(0.07)	(0.58)	7.94
Class C shares
2018	(c)	7.63	0.17	(0.25)	(0.08)	(0.17)	–	(0.17)	7.38
2017		7.31	0.33	0.31	0.64	(0.32)	–	(0.32)	7.63
2016		7.23	0.35	0.11	0.46	(0.38)	–	(0.38)	7.31
2015		7.78	0.35	(0.47)	(0.12)	(0.35)	(0.08)	(0.43)	7.23
2014		8.01	0.38	(0.04)	0.34	(0.41)	(0.16)	(0.57)	7.78
2013		7.90	0.44	0.19	0.63	(0.45)	(0.07)	(0.52)	8.01
Class T shares
2018	(c)	7.50	0.19	(0.25)	(0.06)	(0.19)	–	(0.19)	7.25
2017	(g)	7.44	0.14	0.05	0.19	(0.13)	–	(0.13)	7.50
HIGH YIELD FUND I
Class A shares
2018	(c)	9.97	0.27	(0.30)	(0.03)	(0.27)	–	(0.27)	9.67
2017		9.80	0.48	0.16	0.64	(0.47)	–	(0.47)	9.97
2016		9.64	0.51	0.16	0.67	(0.51)	–	(0.51)	9.80
2015		10.49	0.51	(0.75)	(0.24)	(0.53)	(0.08)	(0.61)	9.64
2014		10.76	0.54	(0.06)	0.48	(0.54)	(0.21)	(0.75)	10.49
2013	(h)	10.70	0.36	0.07	0.43	(0.37)	–	(0.37)	10.76

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(0.76	)%(d)	$730,862	0.93%	(e)	5.16%	(e)	49.6	%(e)
9.63		851,070	0.91		5.12		51.2
7.55		933,518	0.90		5.74		42.7
(0.90)		1,039,461	0.88		5.42		45.1
5.32		1,192,803	0.93		5.53		51.7
8.90		1,964,696	0.92		6.21		69.6

(1.10	) (d)	298,477	1.65	(e)	4.45	(e)	49.6	(e)
8.89		339,347	1.63		4.40		51.2
6.68		382,177	1.65		5.00		42.7
(1.50)		415,004	1.63		4.69		45.1
4.42		502,489	1.62		4.82		51.7
8.18		552,250	1.63		5.50		69.6

(0.76	) (d)	10	0.90 (e)	,(f)	5.20	(e)	49.6	(e)
2.61	(d)	10	0.90	(e)	5.01	(e)	51.2	(e)

(0.28	) (d)	6,964	1.05 (e)	,(f)	5.45	(e)	60.8	(e)
6.67		6,031	1.05	(f)	4.80		104.8
7.31		5,426	1.05	(f)	5.36		51.5
(2.37)		3,981	1.05	(f)	4.96		49.6
4.56		2,661	1.05	(f)	5.09		43.2
4.11	(d)	33,001	1.05 (e)	,(f)	5.07	(e)	67.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from June 12, 2017, date shares first offered, through October 31, 2017.
(h)	Period from March 1, 2013, date shares first offered, through October 31, 2013.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INCOME FUND
Class A shares
2018	(c)	$9.56	$0.13	($0.23)	($0.10)	($0.14)	$–	($0.14)	$9.32
2017		9.64	0.25	(0.05)	0.20	(0.28)	–	(0.28)	9.56
2016		9.48	0.27	0.21	0.48	(0.32)	–	(0.32)	9.64
2015		9.76	0.27	(0.26)	0.01	(0.29)	–	(0.29)	9.48
2014		9.65	0.32	0.13	0.45	(0.34)	–	(0.34)	9.76
2013		9.98	0.34	(0.31)	0.03	(0.36)	–	(0.36)	9.65
Class C shares
2018	(c)	9.62	0.09	(0.24)	(0.15)	(0.10)	–	(0.10)	9.37
2017		9.69	0.18	(0.05)	0.13	(0.20)	–	(0.20)	9.62
2016		9.53	0.19	0.21	0.40	(0.24)	–	(0.24)	9.69
2015		9.81	0.20	(0.27)	(0.07)	(0.21)	–	(0.21)	9.53
2014		9.70	0.24	0.13	0.37	(0.26)	–	(0.26)	9.81
2013		10.03	0.26	(0.30)	(0.04)	(0.29)	–	(0.29)	9.70
INFLATION PROTECTION FUND
Class A shares
2018	(c)	8.47	0.08	(0.06)	0.02	(0.16)	–	(0.16)	8.33
2017		8.62	0.11	(0.20)	(0.09)	(0.06)	–	(0.06)	8.47
2016		8.29	0.03	0.36	0.39	(0.06)	–	(0.06)	8.62
2015		8.62	0.01	(0.23)	(0.22)	(0.11)	–	(0.11)	8.29
2014		8.69	0.05	0.04	0.09	–	(0.16)	(0.16)	8.62
2013		9.32	0.02	(0.63)	(0.61)	(0.02)	–	(0.02)	8.69
Class C shares
2018	(c)	8.07	0.06	(0.08)	(0.02)	(0.14)	–	(0.14)	7.91
2017		8.25	0.05	(0.18)	(0.13)	(0.05)	–	(0.05)	8.07
2016		7.99	(0.03)	0.33	0.30	(0.04)	–	(0.04)	8.25
2015		8.36	(0.10)	(0.18)	(0.28)	(0.09)	–	(0.09)	7.99
2014		8.50	(0.02)	0.04	0.02	–	(0.16)	(0.16)	8.36
2013		9.16	(0.05)	(0.61)	(0.66)	–	–	–	8.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(1.03	)%(d)	$239,894	0.87%	(e)	2.77%	(e)	10.2	%(e)
2.13		254,848	0.87		2.67		12.5
5.12		273,241	0.88		2.81		12.9
0.06		265,113	0.87		2.82		11.5
4.77		272,809	0.86		3.26		11.3
0.36		293,396	0.89		3.43		20.7

(1.53	) (d)	57,009	1.69	(e)	1.95	(e)	10.2	(e)
1.40		62,012	1.68		1.86		12.5
4.25		66,576	1.69		2.00		12.9
(0.73)		64,349	1.66		2.02		11.5
3.90		65,027	1.67		2.45		11.3
(0.42)		73,328	1.67		2.65		20.7

0.13 (d)	,(f)	10,781	0.90 (e)	,(g)	2.02	(e)	111.7	(e)
(0.87	) (f)	11,735	0.90	(g)	1.31		60.9
4.72		13,910	0.90	(g)	0.30		62.0
(2.62)		13,490	0.90	(g)	0.09		54.5
1.07		15,296	0.90	(g)	0.55		101.6
(6.52)		18,098	0.90	(g)	0.24		100.9

(0.22	) (d)	3,249	1.65 (e)	,(g)	1.42	(e)	111.7	(e)
(1.56)		3,276	1.65	(g)	0.58		60.9
3.83		3,850	1.65	(g)	(0.39)		62.0
(3.36)		3,834	1.65	(g)	(1.20)		54.5
0.25		4,222	1.65	(g)	(0.18)		101.6
(7.21)		5,259	1.65	(g)	(0.52)		100.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2018	(c)	$29.17	$0.01	$1.09	$1.10	($0.27)	($0.27)	$30.00	3.77	%(d)
2017		22.74	0.23	6.40	6.63	(0.20)	(0.20)	29.17	29.49
2016		21.37	0.11	1.32	1.43	(0.06)	(0.06)	22.74	6.75
2015		25.01	0.19	(3.56)	(3.37)	(0.27)	(0.27)	21.37	(13.56)
2014		25.11	0.18	(0.23)	(0.05)	(0.05)	(0.05)	25.01	(0.18)
2013		24.52	0.18	0.65	0.83	(0.24)	(0.24)	25.11	3.34
Class C shares
2018	(c)	27.68	(0.14)	1.04	0.90	(0.01)	(0.01)	28.57	3.21 (d)	,(h)
2017		21.61	(0.03)	6.10	6.07	–	–	27.68	28.19	(h)
2016		20.45	(0.10)	1.26	1.16	–	–	21.61	5.62	(h)
2015		23.96	(0.06)	(3.39)	(3.45)	(0.06)	(0.06)	20.45	(14.43)
2014		24.24	(0.05)	(0.23)	(0.28)	–	–	23.96	(1.16)
2013		23.69	(0.06)	0.61	0.55	–	–	24.24	2.32
INTERNATIONAL FUND I
Class A shares
2018	(c)	16.60	0.04	0.41	0.45	(0.11)	(0.11)	16.94	2.71	(d)
2017		12.99	0.12	3.55	3.67	(0.06)	(0.06)	16.60	28.41
2016		13.45	0.07	(0.45)	(0.38)	(0.08)	(0.08)	12.99	(2.91	) (h)
2015		13.63	0.14	(0.01)	0.13	(0.31)	(0.31)	13.45	0.96	(h)
2014	(i)	13.71	–	(0.08)	(0.08)	–	–	13.63	(0.51) (d),(h)

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

	Ratio of		Ratio of Net
	Expenses to		Investment Income
Net Assets, End of	Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$107,847	1.62%(e),(f)		0.06	%(e)	93.3	%(e)
98,679	1.62 (f)	,(g)	0.90		97.4
77,283	1.75	(f)	0.53		120.3
78,797	1.75	(f)	0.79		88.4
93,053	1.76	(f)	0.71		114.7
100,585	1.82		0.73		117.2

15,171	2.64 (e)	,(f)	(0.95	) (e)	93.3	(e)
13,144	2.67 (f)	,(g)	(0.14)		97.4
9,220	2.80	(f)	(0.51)		120.3
9,388	2.80	(f)	(0.25)		88.4
10,906	2.70	(f)	(0.20)		114.7
10,913	2.80	(f)	(0.25)		117.2

10,298	1.45 (e)	,(f)	0.50	(e)	59.0	(e)
6,867	1.45	(f)	0.84		66.6
3,992	1.45	(f)	0.54		69.9
5,303	1.45	(f)	1.02		52.8
771	1.45 (e)	,(f)	(0.01	) (e)	128.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Includes .01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from June 3, 2014, date shares first offered, through October 31, 2014.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class A shares
2018	(c)	$10.52	($0.02)	$0.77	$0.75	$–	($1.76)	($1.76)	$9.51
2017		9.46	(0.01)	2.33	2.32	(0.01)	(1.25)	(1.26)	10.52
2016		10.94	–	(0.40)	(0.40)	–	(1.08)	(1.08)	9.46
2015		11.55	(0.02)	0.63	0.61	–	(1.22)	(1.22)	10.94
2014		11.25	(0.02)	1.53	1.51	–	(1.21)	(1.21)	11.55
2013		8.68	0.02	2.56	2.58	(0.01)	–	(0.01)	11.25
Class C shares
2018	(c)	9.27	(0.05)	0.65	0.60	–	(1.76)	(1.76)	8.11
2017		8.53	(0.08)	2.07	1.99	–	(1.25)	(1.25)	9.27
2016		10.06	(0.08)	(0.37)	(0.45)	–	(1.08)	(1.08)	8.53
2015		10.79	(0.10)	0.59	0.49	–	(1.22)	(1.22)	10.06
2014		10.67	(0.10)	1.43	1.33	–	(1.21)	(1.21)	10.79
2013		8.30	(0.07)	2.44	2.37	–	–	–	10.67
LARGECAP GROWTH FUND I
Class A shares
2018	(c)	14.62	(0.03)	1.34	1.31	–	(0.99)	(0.99)	14.94
2017		11.79	(0.05)	3.41	3.36	–	(0.53)	(0.53)	14.62
2016		13.31	(0.05)	0.02	(0.03)	–	(1.49)	(1.49)	11.79
2015		13.47	(0.06)	1.17	1.11	–	(1.27)	(1.27)	13.31
2014		12.70	(0.06)	1.60	1.54	–	(0.77)	(0.77)	13.47
2013	(g)	10.52	(0.04)	2.22	2.18	–	–	–	12.70

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

7.97	%(d)	$394,217	1.11%	(e)	(0.37)%	(e)	72.2	%(e)
28.35		379,271	1.12		(0.10)		80.0
(4.09)		328,689	1.11		(0.02)		62.5
5.96		380,233	1.07		(0.19)		54.1
14.61		374,202	1.07		(0.17)		57.7
29.76		351,128	1.19		0.17		79.3

7.35	(d)	16,540	1.99	(e)	(1.25	) (e)	72.2	(e)
27.42		15,650	1.99		(0.97)		80.0
(5.03)		15,327	1.98		(0.89)		62.5
5.20		18,986	1.90		(1.03)		54.1
13.62		16,043	1.91		(1.02)		57.7
28.55		14,370	2.05		(0.71)		79.3

9.39	(d)	29,350	1.09 (e)	,(f)	(0.39	) (e)	35.4	(e)
29.68		23,722	1.16	(f)	(0.36)		38.5
(0.21)		22,488	1.15	(f)	(0.41)		32.8
9.22		14,606	1.25	(f)	(0.50)		39.3
12.70		6,464	1.25	(f)	(0.47)		38.4
20.72	(d)	1,727	1.25 (e)	,(f)	(0.52	) (e)	37.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from March 1, 2013, date shares first offered, through October 31, 2013.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period (	Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2018	(c)	$17.96	$0.13	$0.53	$0.66	($0.25)	($0.93)	($1.18)	$17.44
2017		15.02	0.26	3.14	3.40	(0.26)	(0.20)	(0.46)	17.96
2016		14.79	0.25	0.32	0.57	(0.22)	(0.12)	(0.34)	15.02
2015		14.35	0.23	0.44	0.67	(0.22)	(0.01)	(0.23)	14.79
2014		12.46	0.20	1.86	2.06	(0.17)	–	(0.17)	14.35
2013		10.01	0.18	2.42	2.60	(0.15)	–	(0.15)	12.46
Class C shares
2018	(c)	17.54	0.05	0.52	0.57	(0.13)	(0.93)	(1.06)	17.05
2017		14.69	0.12	3.08	3.20	(0.15)	(0.20)	(0.35)	17.54
2016		14.49	0.13	0.31	0.44	(0.12)	(0.12)	(0.24)	14.69
2015		14.08	0.11	0.44	0.55	(0.13)	(0.01)	(0.14)	14.49
2014		12.29	0.09	1.82	1.91	(0.12)	–	(0.12)	14.08
2013		9.89	0.09	2.41	2.50	(0.10)	–	(0.10)	12.29
LARGECAP VALUE FUND
Class A shares
2018	(c)	13.21	0.09	0.44	0.53	(0.32)	(2.58)	(2.90)	10.84
2017		11.46	0.17	2.08	2.25	(0.23)	(0.27)	(0.50)	13.21
2016		12.75	0.19	(0.41)	(0.22)	(0.19)	(0.88)	(1.07)	11.46
2015		13.90	0.18	0.18	0.36	(0.15)	(1.36)	(1.51)	12.75
2014		13.58	0.15	1.45	1.60	(0.11)	(1.17)	(1.28)	13.90
2013		10.89	0.20	2.66	2.86	(0.17)	–	(0.17)	13.58
Class C shares
2018	(c)	12.82	0.04	0.42	0.46	(0.23)	(2.58)	(2.81)	10.47
2017		11.13	0.07	2.03	2.10	(0.14)	(0.27)	(0.41)	12.82
2016		12.41	0.09	(0.40)	(0.31)	(0.09)	(0.88)	(0.97)	11.13
2015		13.58	0.07	0.17	0.24	(0.05)	(1.36)	(1.41)	12.41
2014		13.35	0.04	1.42	1.46	(0.06)	(1.17)	(1.23)	13.58
2013		10.74	0.08	2.64	2.72	(0.11)	–	(0.11)	13.35

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

3.62	%(d)	$373,197	0.44%	(e)	1.47%	(e)	3.2	%(e)
23.04		355,131	0.46		1.57		3.4
3.97		289,269	0.48		1.70		4.2
4.68		269,123	0.48		1.56		6.3
16.70		245,546	0.49	(f)	1.48		5.9
26.39		210,726	0.56	(f)	1.63		3.0

3.13	(d)	59,454	1.30 (e)	,(f)	0.61	(e)	3.2	(e)
22.07		56,953	1.30	(f)	0.72		3.4
3.11		41,497	1.30	(f)	0.88		4.2
3.92		32,500	1.30	(f)	0.74		6.3
15.62		25,433	1.30	(f)	0.66		5.9
25.48		17,352	1.30	(f)	0.85		3.0

3.91	(d)	191,234	0.88	(e)	1.54	(e)	80.4	(e)
20.10		194,228	0.87		1.38		112.1
(1.69)		180,209	0.87		1.62		99.2
2.79		202,026	0.86		1.39		90.6
12.72		211,555	0.85		1.16		118.8
26.68		202,301	0.89		1.63		121.4

3.45	(d)	6,674	1.70 (e)	,(f)	0.72	(e)	80.4	(e)
19.22		7,015	1.70	(f)	0.55		112.1
(2.54)		5,968	1.70	(f)	0.80		99.2
1.88		7,233	1.70	(f)	0.55		90.6
11.78		8,023	1.70	(f)	0.31		118.8
25.52		7,115	1.70	(f)	0.62		121.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP FUND
Class A shares
2018	(c)	$26.90	($0.02)	$0.31	$0.29	$–	($0.89)	($0.89)	$26.30
2017		21.79	(0.02)	5.63	5.61	(0.03)	(0.47)	(0.50)	26.90
2016		22.25	0.04	0.79	0.83	–	(1.29)	(1.29)	21.79
2015		21.99	(0.01)	1.35	1.34	–	(1.08)	(1.08)	22.25
2014		19.87	0.02	2.52	2.54	–	(0.42)	(0.42)	21.99
2013		15.46	0.04	4.74	4.78	(0.14)	(0.23)	(0.37)	19.87
Class C shares
2018	(c)	24.63	(0.10)	0.28	0.18	–	(0.89)	(0.89)	23.92
2017		20.10	(0.18)	5.18	5.00	–	(0.47)	(0.47)	24.63
2016		20.77	(0.11)	0.73	0.62	–	(1.29)	(1.29)	20.10
2015		20.74	(0.17)	1.28	1.11	–	(1.08)	(1.08)	20.77
2014		18.90	(0.12)	2.38	2.26	–	(0.42)	(0.42)	20.74
2013		14.78	(0.09)	4.53	4.44	(0.09)	(0.23)	(0.32)	18.90

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

1.03	%(d)	$1,585,087	1.00%	(e)	(0.12)%	(e)	17.2	%(e)
26.19		1,714,560	1.00		(0.10)		15.4
4.14		2,096,851	0.99		0.19		22.4
6.35		1,995,620	0.98		(0.06)		22.6
13.05		1,863,094	1.00		0.11		18.3
31.58		1,990,943	1.02		0.24		13.0

0.67	(d)	277,933	1.71	(e)	(0.83	) (e)	17.2	(e)
25.31		301,746	1.71		(0.81)		15.4
3.39		309,404	1.73		(0.57)		22.4
5.59		346,242	1.71		(0.79)		22.6
12.22		353,109	1.74	(f)	(0.63)		18.3
30.63		346,941	1.77	(f)	(0.54)		13.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class A shares
2018	(c)	$21.92	$0.09	($0.35)	($0.26)	($0.15)	($1.34)	($1.49)	$20.17
2017		18.34	0.15	3.68	3.83	(0.17)	(0.08)	(0.25)	21.92
2016		19.00	0.19	(0.23)	(0.04)	(0.16)	(0.46)	(0.62)	18.34
2015		20.54	0.11	0.06	0.17	(0.22)	(1.49)	(1.71)	19.00
2014	(g)	20.10	0.03	0.41	0.44	–	–	–	20.54
MONEY MARKET FUND
Class A shares
2018	(c)	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
2017		1.00	–	0.01	0.01	(0.01)	–	(0.01)	1.00
2016		1.00	–	–	–	–	–	–	1.00
2015		1.00	–	–	–	–	–	–	1.00
2014		1.00	–	–	–	–	–	–	1.00
2013		1.00	–	–	–	–	–	–	1.00

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(1.50)%	(d)	$27,521	1.18%(e),(f)		–		0.82%	(e)	78.1%	(e)
20.99		24,849	1.25	(f)	–		0.70		80.8
(0.12)		15,070	1.30	(f)	–		1.07		73.7
0.82		12,058	1.30	(f)	–		0.55		70.9
2.19	(d)	1,997	1.30 (e)	,(f)	–		0.37	(e)	70.2	(e)

0.53	(d)	234,463	0.54	(e)	0.62% (e),(h)		1.06	(e)	0.0	(e)
0.53		245,177	0.53		0.53	(h)	0.47		0.0
0.00		451,554	0.50		0.54	(h)	0.00		0.0
0.00		465,970	0.20		0.53	(h)	0.00		0.0
0.00		471,109	0.17		0.54	(h)	0.00		0.0
0.00		472,504	0.21		0.54	(h)	0.00		0.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from June 3, 2014, date shares first offered, through October 31, 2014.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2018	(c)	$63.68	$0.29	$1.91	$2.20	($0.62)	($4.13)	($4.75)	$61.13
2017		57.28	0.56	11.52	12.08	(0.59)	(5.09)	(5.68)	63.68
2016		59.26	0.64	0.39	1.03	(0.66)	(2.35)	(3.01)	57.28
2015		58.80	0.62	2.60	3.22	(0.53)	(2.23)	(2.76)	59.26
2014		52.54	0.50	7.32	7.82	(0.41)	(1.15)	(1.56)	58.80
2013		41.72	0.57	11.27	11.84	(0.53)	(0.49)	(1.02)	52.54
Class C shares
2018	(c)	50.38	0.02	1.53	1.55	(0.29)	(4.13)	(4.42)	47.51
2017		46.47	0.06	9.21	9.27	(0.27)	(5.09)	(5.36)	50.38
2016		48.72	0.13	0.32	0.45	(0.35)	(2.35)	(2.70)	46.47
2015		48.88	0.12	2.15	2.27	(0.20)	(2.23)	(2.43)	48.72
2014		44.06	0.02	6.11	6.13	(0.16)	(1.15)	(1.31)	48.88
2013		35.19	0.14	9.49	9.63	(0.27)	(0.49)	(0.76)	44.06

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

3.38	%(d)	$954,876	0.83%	(e)	0.93%	(e)	39.2	%(e)
22.53		970,151	0.82		0.94		20.1
1.91		878,686	0.84		1.13		34.5
5.72		933,710	0.84		1.06		14.0
15.22		810,788	0.82		0.91		8.3
28.98		734,098	0.90		1.22		14.3

2.97	(d)	52,373	1.66	(e)	0.10	(e)	39.2	(e)
21.54		52,721	1.65		0.12		20.1
1.05		46,507	1.67		0.29		34.5
4.87		48,298	1.65	(f)	0.25		14.0
14.22		42,658	1.67	(f)	0.05		8.3
27.89		35,400	1.73	(f)	0.36		14.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class A shares
2018	(c)	$23.65	$0.16	($0.56)	($0.40)	($0.21)	($0.46)	($0.67)	$22.58
2017		22.80	0.23	1.46	1.69	(0.24)	(0.60)	(0.84)	23.65
2016		23.22	0.25	0.87	1.12	(0.28)	(1.26)	(1.54)	22.80
2015		22.25	0.25	1.19	1.44	(0.25)	(0.22)	(0.47)	23.22
2014		21.63	0.19	3.63	3.82	(0.29)	(2.91)	(3.20)	22.25
2013		19.54	0.29	2.01	2.30	(0.21)	–	(0.21)	21.63
Class C shares
2018	(c)	23.23	0.07	(0.56)	(0.49)	(0.12)	(0.46)	(0.58)	22.16
2017		22.42	0.05	1.43	1.48	(0.07)	(0.60)	(0.67)	23.23
2016		22.90	0.06	0.85	0.91	(0.13)	(1.26)	(1.39)	22.42
2015		21.95	0.08	1.17	1.25	(0.08)	(0.22)	(0.30)	22.90
2014		21.38	0.03	3.59	3.62	(0.14)	(2.91)	(3.05)	21.95
2013		19.33	0.12	1.99	2.11	(0.06)	–	(0.06)	21.38

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(1.74	)%(d)	$281,106	1.28%	(e)	1.41%	(e)	16.2	%(e)
7.59		297,516	1.28		1.00		24.3
4.99	(f)	370,306	1.25		1.08		24.8
6.57	(f)	289,165	1.30		1.08		26.2
21.34		208,670	1.30	(g)	0.92		11.1
11.83		158,650	1.33	(g)	1.36		42.1

(2.15	) (d)	45,715	2.07	(e)	0.63	(e)	16.2	(e)
6.75		50,302	2.05		0.21		24.3
4.17		52,388	2.07	(g)	0.27		24.8
5.71		42,051	2.07	(g)	0.35		26.2
20.42		33,740	2.09	(g)	0.13		11.1
10.91		28,091	2.11	(g)	0.57		42.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class A shares
2018	(c)	$12.21	$0.11	($0.16)	($0.05)	($0.11)	$–	($0.11)	$12.05
2017		12.23	0.21	(0.02)	0.19	(0.21)	–	(0.21)	12.21
2016		12.18	0.20	0.06	0.26	(0.21)	–	(0.21)	12.23
2015		12.23	0.17	(0.05)	0.12	(0.17)	–	(0.17)	12.18
2014		12.27	0.18	(0.03)	0.15	(0.18)	(0.01)	(0.19)	12.23
2013		12.28	0.17	(0.02)	0.15	(0.16)	–	(0.16)	12.27
Class C shares
2018	(c)	12.21	0.05	(0.16)	(0.11)	(0.05)	–	(0.05)	12.05
2017		12.24	0.10	(0.03)	0.07	(0.10)	–	(0.10)	12.21
2016		12.18	0.09	0.07	0.16	(0.10)	–	(0.10)	12.24
2015		12.24	0.06	(0.06)	–	(0.06)	–	(0.06)	12.18
2014		12.28	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)	12.24
2013		12.29	0.07	(0.02)	0.05	(0.06)	–	(0.06)	12.28
Class T shares
2018	(c)	12.20	0.10	(0.16)	(0.06)	(0.10)	–	(0.10)	12.04
2017	(g)	12.20	0.07	–	0.07	(0.07)	–	(0.07)	12.20
SMALLCAP FUND
Class A shares
2018	(c)	24.13	–	1.27	1.27	–	(1.97)	(1.97)	23.43
2017		20.02	(0.02)	4.65	4.63	(0.09)	(0.43)	(0.52)	24.13
2016		20.62	0.10	0.04	0.14	–	(0.74)	(0.74)	20.02
2015		21.74	(0.04)	1.39	1.35	–	(2.47)	(2.47)	20.62
2014		21.60	(0.04)	1.74	1.70	–	(1.56)	(1.56)	21.74
2013		15.50	0.03	6.21	6.24	(0.05)	(0.09)	(0.14)	21.60
Class C shares
2018	(c)	22.06	(0.09)	1.15	1.06	–	(1.97)	(1.97)	21.15
2017		18.40	(0.19)	4.28	4.09	–	(0.43)	(0.43)	22.06
2016		19.16	(0.05)	0.03	(0.02)	–	(0.74)	(0.74)	18.40
2015		20.53	(0.20)	1.30	1.10	–	(2.47)	(2.47)	19.16
2014		20.65	(0.21)	1.65	1.44	–	(1.56)	(1.56)	20.53
2013		14.89	(0.11)	5.96	5.85	–	(0.09)	(0.09)	20.65

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(0.43	)%(d)	$294,298	0.69%	(e)	1.81%	(e)	45.1	%(e)
1.55		325,872	0.68		1.72		59.5
2.17		340,470	0.69		1.63		53.6
0.98		297,899	0.68		1.39		56.4
1.20		277,110	0.69		1.45		49.1
1.19		336,352	0.76		1.36		50.1

(0.88	) (d)	69,764	1.60	(e)	0.90	(e)	45.1	(e)
0.57		77,278	1.57		0.82		59.5
1.36		86,734	1.57		0.75		53.6
0.00		84,886	1.57		0.50		56.4
0.30		90,275	1.57	(f)	0.57		49.1
0.38		105,547	1.57	(f)	0.55		50.1

(0.49	) (d)	10	0.79 (e)	,(f)	1.71	(e)	45.1	(e)
0.61	(d)	10	0.79	(e)	1.59	(e)	59.5	(e)

5.46	(d)	224,493	1.19	(e)	0.01	(e)	44.9	(e)
23.33		228,263	1.23		(0.11)		67.5
0.77		214,666	1.24	(f)	0.52		59.1
6.90		225,217	1.23	(f)	(0.19)		69.2
8.08		189,911	1.23	(f)	(0.19)		67.6
40.56		178,336	1.34	(f)	0.17		95.2

5.00	(d)	32,657	2.01 (e)	,(f)	(0.81	) (e)	44.9	(e)
22.39		31,527	2.02	(f)	(0.91)		67.5
(0.03)		25,294	2.08	(f)	(0.31)		59.1
5.99		25,086	2.07	(f)	(1.01)		69.2
7.13		15,737	2.08	(f)	(1.04)		67.6
39.51		12,344	2.08	(f)	(0.60)		95.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from June 12, 2017, date shares first offered, through October 31, 2017.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class A shares
2018	(c)	$13.61	$–	$0.05	$0.05	$–	($0.78)	($0.78)	$12.88
2017		11.84	(0.02)	2.55	2.53	(0.04)	(0.72)	(0.76)	13.61
2016		12.68	0.01	0.45	0.46	(0.05)	(1.25)	(1.30)	11.84
2015		14.08	–	0.14	0.14	(0.04)	(1.50)	(1.54)	12.68
2014	(g)	13.75	(0.03)	0.36	0.33	–	–	–	14.08
TAX-EXEMPT BOND FUND
Class A shares
2018	(c)	7.24	0.14	(0.15)	(0.01)	(0.13)	–	(0.13)	7.10
2017		7.42	0.29	(0.20)	0.09	(0.27)	–	(0.27)	7.24
2016		7.34	0.28	0.06	0.34	(0.26)	–	(0.26)	7.42
2015		7.42	0.30	(0.07)	0.23	(0.31)	–	(0.31)	7.34
2014		7.00	0.31	0.41	0.72	(0.30)	–	(0.30)	7.42
2013		7.59	0.31	(0.60)	(0.29)	(0.30)	–	(0.30)	7.00
Class C shares
2018	(c)	7.27	0.11	(0.16)	(0.05)	(0.10)	–	(0.10)	7.12
2017		7.44	0.23	(0.19)	0.04	(0.21)	–	(0.21)	7.27
2016		7.36	0.21	0.07	0.28	(0.20)	–	(0.20)	7.44
2015		7.44	0.24	(0.07)	0.17	(0.25)	–	(0.25)	7.36
2014		7.02	0.25	0.41	0.66	(0.24)	–	(0.24)	7.44
2013		7.60	0.25	(0.59)	(0.34)	(0.24)	–	(0.24)	7.02

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of		Ratio of Expenses to				Ratio of Net
			Expenses to		Average Net Assets		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate

0.29	%(d)	$7,811	1.45%(e),(f)		N/A(e)		–%		0.04	%(e)	43.0	%(e)
21.53		6,994	1.45	(f)	N/A		–		(0.12)		58.6
4.38		2,862	1.45	(f)	N/A		–		0.13		52.5
1.12		2,320	1.45	(f)	N/A		–		(0.01)		47.8
2.40	(d)	223	1.45 (e)	,(f)	N/A(e)		–		(0.58	) (e)	42.1	(e)

(0.11	) (d)	273,430	0.85	(e)	0.78 (e)	,(h)	–		3.94	(e)	69.4	(e)
1.29		277,289	0.83		0.79	(h)	–		3.97		30.9
4.71		326,545	0.81		0.78	(h)	–		3.68		33.7
3.17		226,170	0.81		0.79	(h)	0.81		4.06		21.0
10.52		207,234	0.81		0.78 (f)	,(h)	0.81	(i)	4.35		22.3
(3.86)		206,449	0.81		0.78 (f)	,(h)	0.81	(i)	4.15		38.1

(0.65	) (d)	25,576	1.67	(e)	1.60 (e),(f),(h)		1.72 (e)	,(i)	3.12	(e)	69.4	(e)
0.60		27,133	1.64		1.60 (f)	,(h)	1.68	(i)	3.16		30.9
3.84		31,846	1.63		1.60 (f)	,(h)	1.69	(i)	2.84		33.7
2.32		14,771	1.62		1.60 (f)	,(h)	1.78	(i)	3.25		21.0
9.59		9,901	1.63		1.60 (f)	,(h)	1.84	(i)	3.52		22.3
(4.50)		8,545	1.63		1.60 (f)	,(h)	1.87	(i)	3.32		38.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from June 3, 2014, date shares first offered, through October 31, 2014.
(h)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i)	Excludes expense reimbursement from Manager.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2017 to April		Value November	April 30,	2017 to April		Expense
	1, 2017	April 30, 2018	30, 2018	(a)	1, 2017	2018	30, 2018	(a)	Ratio
California Municipal Fund
Class A	$1,000.00	$991.84	$4.10		$1,000.00	$1,020.68	$4.16		0.83%
Class C	1,000.00	987.77	8.18		1,000.00	1,016.56	8.30		1.66

California Municipal Fund (Excluding Interest Expense and Fees)
Class A	1,000.00	991.80	3.80		1,000.00	1,020.93	3.87		0.77
Class C	1,000.00	987.80	7.89		1,000.00	1,016.76	8.03		1.60

Core Plus Bond Fund
Class A	1,000.00	979.91	4.32		1,000.00	1,020.43	4.41		0.88
Class C	1,000.00	974.81	8.57		1,000.00	1,016.12	8.75		1.75

Diversified International Fund
Class A	1,000.00	1,018.56	6.56		1,000.00	1,018.30	6.56		1.31
Class C	1,000.00	1,014.15	10.39		1,000.00	1,014.48	10.39		2.08

Equity Income Fund
Class A	1,000.00	1,028.26	4.43		1,000.00	1,020.43	4.41		0.88
Class C	1,000.00	1,024.54	8.18		1,000.00	1,016.71	8.15		1.63

Finisterre Unconstrained Emerging
Markets Bond Fund
Class A	1,000.00	1,003.29	7.30		1,000.00	1,017.50	7.35		1.47

Global Diversified Income Fund
Class A	1,000.00	1,002.00	5.31		1,000.00	1,019.49	5.36		1.07
Class C	1,000.00	998.26	9.07		1,000.00	1,015.72	9.15		1.83
Class T	1,000.00	1,006.76	5.42		1,000.00	1,019.39	5.46		1.09

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2017 to April		Value November	April 30,	2017 to April		Expense
	1, 2017	April 30, 2018	30, 2018	(a)	1, 2017	2018	30, 2018	(a)	Ratio
Global Diversified Income Fund (Excluding Dividends and Interest
Expense on Shorts and Short Sale Fees)
Class A	$1,000.00	$1,002.00	$5.26		$1,000.00	$1,019.47	$5.32		1.06%
Class C	1,000.00	998.30	9.02		1,000.00	1,015.66	9.14		1.82
Class T	1,000.00	1,006.80	5.37		1,000.00	1,019.37	5.42		1.08

Global Real Estate Securities Fund
Class A	1,000.00	1,039.34	6.83		1,000.00	1,018.10	6.76		1.35
Class C	1,000.00	1,035.88	10.70		1,000.00	1,014.28	10.59		2.12

Government & High Quality Bond
Fund
Class A	1,000.00	982.16	4.03		1,000.00	1,020.73	4.11		0.82
Class C	1,000.00	979.16	8.00		1,000.00	1,016.71	8.15		1.63

High Yield Fund
Class A	1,000.00	992.38	4.59		1,000.00	1,020.18	4.66		0.93
Class C	1,000.00	988.97	8.14		1,000.00	1,016.61	8.25		1.65
Class T	1,000.00	992.45	4.45		1,000.00	1,020.33	4.51		0.90

High Yield Fund I
Class A	1,000.00	997.19	5.20		1,000.00	1,019.59	5.26		1.05

Income Fund
Class A	1,000.00	989.66	4.29		1,000.00	1,020.48	4.36		0.87
Class C	1,000.00	984.67	8.32		1,000.00	1,016.41	8.45		1.69

Inflation Protection Fund
Class A	1,000.00	1,001.28	4.47		1,000.00	1,020.33	4.51		0.90
Class C	1,000.00	997.81	8.17		1,000.00	1,016.61	8.25		1.65

International Emerging Markets Fund
Class A	1,000.00	1,037.68	8.18		1,000.00	1,016.76	8.10		1.62
Class C	1,000.00	1,032.06	13.30		1,000.00	1,011.70	13.17		2.64

International Fund I
Class A	1,000.00	1,027.10	7.29		1,000.00	1,017.60	7.25		1.45

LargeCap Growth Fund
Class A	1,000.00	1,079.74	5.72		1,000.00	1,019.29	5.56		1.11
Class C	1,000.00	1,073.52	10.23		1,000.00	1,014.93	9.94		1.99

LargeCap Growth Fund I
Class A	1,000.00	1,093.89	5.66		1,000.00	1,019.39	5.46		1.09

LargeCap S&P 500 Index Fund
Class A	1,000.00	1,036.21	2.22		1,000.00	1,022.61	2.21		0.44
Class C	1,000.00	1,031.34	6.55		1,000.00	1,018.35	6.51		1.30

LargeCap Value Fund
Class A	1,000.00	1,039.08	4.45		1,000.00	1,020.43	4.41		0.88
Class C	1,000.00	1,034.53	8.58		1,000.00	1,016.36	8.50		1.70

MidCap Fund
Class A	1,000.00	1,010.31	4.98		1,000.00	1,019.84	5.01		1.00
Class C	1,000.00	1,006.71	8.51		1,000.00	1,016.31	8.55		1.71

MidCap Value Fund III
Class A	1,000.00	985.04	5.81		1,000.00	1,018.94	5.91		1.18

Money Market Fund
Class A	1,000.00	1,005.29	2.68		1,000.00	1,022.12	2.71		0.54

Principal Capital Appreciation Fund
Class A	1,000.00	1,033.80	4.19		1,000.00	1,020.68	4.16		0.83
Class C	1,000.00	1,029.68	8.35		1,000.00	1,016.56	8.30		1.66

Real Estate Securities Fund
Class A	$1,000.00	$982.61	$6.29		$1,000.00	$1,018.45	$6.41		1.28%
Class C	1,000.00	978.46	10.15		1,000.00	1,014.53	10.34		2.07

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2017 to April		Value November	April 30,	2017 to April		Expense
	1, 2017	April 30, 2018	30, 2018	(a)	1, 2017	2018	30, 2018	(a)	Ratio
Short-Term Income Fund
Class A	1,000.00	995.70	3.41		1,000.00	1,021.37	3.46		0.69
Class C	1,000.00	991.23	7.90		1,000.00	1,016.86	8.00		1.60
Class T	1,000.00	995.13	3.91		1,000.00	1,020.88	3.96		0.79

SmallCap Fund
Class A	1,000.00	1,054.65	6.06		1,000.00	1,018.89	5.96		1.19
Class C	1,000.00	1,049.96	10.22		1,000.00	1,014.83	10.04		2.01

SmallCap Value Fund II
Class A	1,000.00	1,002.94	7.20		1,000.00	1,017.60	7.25		1.45

Tax-Exempt Bond Fund
Class A	1,000.00	998.89	4.21		1,000.00	1,020.58	4.26		0.85
Class C	1,000.00	993.47	8.25		1,000.00	1,016.51	8.35		1.67

Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A	1,000.00	998.90	3.87		1,000.00	1,020.88	3.92		0.78
Class C	1,000.00	993.50	7.91		1,000.00	1,016.76	8.03		1.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PRINCIPAL FUNDS,INC.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2017, January 2018, February 2018, March 2018, April 2018 and May 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	December 2017
Fund	Net Income	Realized Gain	Capital Sources
Diversified International Fund	48.59%	0.00%	51.41%
Finisterre Unconstrained Emerging Markets Bond Fund	13.57	86.43	0.00
Global Real Estate Securities Fund	22.00	78.00	0.00
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	35.62	0.00	64.38
High Yield Fund I	98.30	0.00	1.70
Income Fund	0.00	0.00	100.00
Inflation Protection Fund	97.54	0.00	2.46
International Emerging Markets Fund	44.68	0.00	55.32
International Fund I	86.57	0.00	13.43
LargeCap Growth Fund	97.08	2.92	0.00
Short-Term Income Fund	93.61	0.00	6.39
SmallCap Fund	0.00	100.00	0.00

	January 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	33.42	0.00	66.58
High Yield Fund I	97.70	0.00	2.30
Income Fund	0.00	0.00	100.00
Short-Term Income Fund	90.95	0.00	9.05

	February 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Global Diversified Income Fund	96.65	0.00	3.35
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	30.58	0.00	69.42
High Yield Fund I	96.85	0.00	3.15
Income Fund	0.00	0.00	100.00
Short-Term Income Fund	98.96	0.00	1.04

	March 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Global Real Estate Securities Fund	0.00	100.00	0.00
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	28.57	0.00	71.43
High Yield Fund I	96.44	0.00	3.56
Income Fund	0.00	0.00	100.00
Short-Term Income Fund	97.54	0.00	2.46

	PRINCIPAL FUNDS, INC.
	(unaudited)

	April 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Global Diversified Income Fund	67.08	32.92	0.00
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	70.68	0.00	29.32
Income Fund	0.00	0.00	100.00

	May 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	40.23%	59.77%
Global Diversified Income Fund	88.29	0.00	11.71
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	67.98	0.00	32.02
Income Fund	0.00	0.00	100.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	135	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	135	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.
Craig Damos	President, The Damos Company	135	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954
Mark A. Grimmett	Formerly, Executive Vice	135	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	135	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951
Tao Huang	Retired.	135	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962
Karen (“Karrie”) McMillan	Managing Director, Patomak	135	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute
Elizabeth A. Nickels	Formerly, Executive Director,	135	Charlotte Russe; Follet
Director since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	135	Brown Advisory; B/E
Director since 2018	Consulting, Inc.		Aerospace; WP Carey;
Member, Operations Committee			Nalco (and its successor
1959			Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	135	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	135	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	135	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”)
1959	since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Assistant Counsel (2010-2017)
Vice President, Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Ashley Fuhrmeister	Council, PLIC since 2017
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1982
Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC (2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2018, and the Statement of Additional Information dated March 31, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Management Agreement with Principal Global Investors, LLC (the “Manager”) related to the Government Money Market Fund; (2) an Amended Subadvisory Agreement with Eagle Asset Management, Inc. related to the MidCap Growth Fund III; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the LargeCap Growth Fund; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the MidCap Growth Fund; (4) an Amended Subadvisory Agreement with Origin Asset Management LLP related to the International Fund I; (5) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Diversified Income Fund; (6) an Amended Subadvisory Agreement with Post Advisory Group, Inc. related to the Global Diversified Income Fund; (7) an Amended Subadvisory Agreement with Spectrum Asset Management, Inc. related to the Global Diversified Income Fund; (8) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Real Estate Securities Fund; (9) an Amended Subadvisory Agreement with Finisterre Capital LLP related to the Finisterre Unconstrained Emerging Markets Bond Fund; (10) an Amended Subadvisory Agreement with Dimensional Fund Advisors, LP related to the SmallCap Value Fund II; (11) an Amended Subadvisory Agreement with T. Rowe Price Associates, Inc. related to the LargeCap Growth Fund; and (12) an Amended Subadvisory Agreement with Logan Circle Partners, L.P. related to the Global Diversified Income Fund.

Management Agreement for Government Money Market Fund

On December 12, 2017, the Board met to consider, on behalf of the newly established Government Money Market Fund (the “Fund”), the approval of a management agreement (the “Management Agreement”) between PFI, for the Fund, and the Manager.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and Principal Management Corporation, the previous investment adviser to the Principal Funds (as defined below) that merged with and into the Manager on May 1, 2017, have had a long-term relationship with PFI that the Manager serves as the investment adviser to the existing series of PFI, (the “Principal Funds”), all of which are overseen by the Board; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2017 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund because no track record was available. However, the Board took note that the Manager has managed another money market fund that is a series of PFI, the performance of which is reviewed by the Board.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management fee. The Board received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee for the Fund to advisory fees of funds in a peer group provided by Broadridge. The Board also considered that the Fund is proposed to be used as a cash sweep vehicle for certain series of PFI and that, therefore, the fees paid to the Manager for the management of the Fund would be in addition to the fees received by the Manager for managing the assets of the series of PFI that use the cash sweep vehicle. The Board also received information from the Manager, based upon data obtained from The Bank of New York Mellon (“BNYM”), comparing the proposed management fee for the Fund to the advisory fees paid by the unaffiliated money market funds in which such series of PFI currently invest through BNYM’s Short Term Investment Fund. In addition, the Board considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management fee, the Board considered the Manager’s discussion of expected gross revenues and expenses relating to the Fund. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statement that its profit margin may vary depending on the assets of other series of PFI that are invested in the Fund, as well as the Manager’s description of the measures it will put in place to mitigate potential conflicts of interest. The Board also noted the Manager’s statement that there would be no other known fall-out benefits to the Manager in connection with its management of the Fund. The Board concluded that, on the basis of the information provided, the proposed management fee for the Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund. In addition, the Board concluded that the fees charged under the Management Agreement would be for services in addition to, rather than duplicative of, the services currently performed under the management agreements for the series of PFI that would invest in the Fund.

Eagle Asset Management, Inc. Subadvisory Agreement

On December 12, 2017 the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Eagle Asset Management, Inc. (the “Subadvisor”). The amendment to the Subadvisory Agreement limited the amount of cash and cash equivalents that are included in the net assets of the Fund’s subadvisory fee schedule which could result in a decrease in the subadvisory fee rate under certain circumstances.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, any change in the subadvisory fee rate payable with respect to the Fund would not change the management fee paid by the Fund. The Board considered the Manager’s stated belief that the quality and the quantity of services to be performed by the Subadvisor under the proposed amended Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than the change described above.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the approval of the amended Subadvisory Agreement.

Approval of Amended Subadvisory Agreements for LargeCap Growth Fund, MidCap Growth Fund, International Fund I, Global Diversified Income Fund, Global Real Estate Securities Fund and Finisterre Unconstrained Emerging Markets Bond Fund

On December 12, 2017, the Board considered:

For LargeCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Columbus Circle Investors (“CCI” or a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For MidCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and CCI in connection with a proposal to change the methodology for calculating the subadvisory fee;
For International Fund I (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Origin Asset Management LLP (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Diversified Income Fund (a “Fund”) the approval of:
(1) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (“PREI” or a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at certain greater asset levels,
(2) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Post Advisory Group, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee, and
(3) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Real Estate Securities Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and PREI in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels; and
For Finisterre Unconstrained Emerging Markets Bond Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory Agreements and noted that because the subadvisory fees were paid by the Manager, the changes in the subadvisory fee schedules would not change the management fees paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services provided by each Subadvisor to the applicable Fund(s) and that each Subadvisor’s obligations under the applicable Subadvisory Agreement(s) would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and, in certain circumstances, the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement(s) and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended the approval of each amended Subadvisory Agreement.

Dimensional Fund Advisors, LP Amended Subadvisory Agreement

On December 12, 2017, the Board Funds met to consider for SmallCap Value Fund II (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Dimensional Fund Advisors, LP (the “Subadvisor”) in connection with a proposal to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at certain asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

T. Rowe Price Associates, Inc. Amended Subadvisory Agreement

On December 12, 2017, the Board met to consider for LargeCap Growth Fund (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and T. Rowe Price Associates, Inc. (the “Subadvisor”). The proposed amendment to the Subadvisory Agreement would amend the subadvisory fee schedule, as compared to the fee schedule in effect prior to the September 2017 renewal of the Subadvisory Agreement, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at significantly lower asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Logan Circle Partners, L.P. Amended Subadvisory Agreement

On March 13, 2018, the Board met to consider for Global Diversified Income Fund (the “Fund”) the approval of an amended fee schedule under the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Logan Circle Partners, L.P. (the “Subadvisor”) with respect to the emerging markets debt investment sleeve of the Fund in connection with a proposal to reduce the Subadvisor’s fee.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed change in the subadvisory fee schedule. The Board considered the Manager’s representation that the change in the subadvisory fee schedule would not reduce the quality or extent of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the subadvisory agreement then in effect and had concluded, based upon the information provided, that the terms of that subadvisory agreement were reasonable and that approval of that subadvisory agreement was in the best interests of the Fund. In addition, the Board noted that, as part of the annual contract renewal, they had noted that a change in control transaction with respect to the Subadvisor was expected to become effective in September 2017, and that this change in control would result in the “assignment” (as defined in the Investment Company Act of 1940, as amended) of the subadvisory agreement then in effect, causing the agreement’s automatic termination. The Board had considered the Manager’s statements that there were no anticipated changes to the portfolio management team that managed the Fund’s emerging markets debt investment sleeve or to the investment philosophy and process the team employs; that the change in control transaction was not expected to impact the nature, quality or extent of the services that the Subadvisor provided to the Fund; and that the subadvisory fee schedule would not change in connection with the change in control transaction. Accordingly, the Board had concluded that the Subadvisory Agreement should be approved to take effect upon the termination of the subadvisory agreement then in effect upon the effectiveness of the change in control transaction.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

Investing involves risk, including possible loss of principal.

     This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV381-12 | © 2018 Principal Financial Services, Inc. | 04/2018 | t170424067d

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report for Asset Allocation Investments

April 30, 2018

Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	21
Schedules of Investments	28
Financial Highlights (Includes performance information)	50
Shareholder Expense Example	60
Supplemental Information	62

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Mike Beer
President, Principal Funds

Dear Shareholder,

U.S. consumer confidence is buoyant. The European debt crisis is a distant memory and Greece is running a budget surplus. Around the world, emerging economies have rebounded; Brazil and Russia are no longer in recession and India is growing fast again. While overall global growth likely peaked over the last two quarters, the pace of global economic activity is robust and should remain so into 2019.

The U.S. Federal Reserve (Fed) has operated for many months with several vacancies. With the recent appointments and nominations, this new Fed looks little different in expertise, philosophy, or temperament from the old Fed and did not seem to have had any impact on the bond market. Even with new members, the Fed will likely stick to its long-advertised path to normalize monetary policy carefully and slowly. U.S. tax reform has spurred confidence and business activity. U.S. fiscal policy should lead to more U.S. treasury bond issuance.

The European Central Bank has reduced its bond purchases and will likely end them in December. Other central banks have raised rates.

The world expansion is clearly intact, albeit with modest deceleration outside the United States. First-quarter earnings are excellent and profit growth should stay robust and extend strong gains in business investment. Improving U.S. and Eurozone wage gains should keep consumer spending healthy. Overall business, consumer, and employment indicators show no sign of recession anytime soon.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes.1 We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.

Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand.

1 Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

*All data cited from April 2018 Principal Economic Insights by Robert F. Baur, Ph.D., Executive Director, Chief Global Economist and Robin J. Anderson, Ph.D., Senior Global Economist

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)
TABLE OF CONTENTS

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2010	Fund	2020	Fund	2030	Fund
Investment in affiliated Funds--at cost	$791,740		$4,110,891		$4,889,957
Assets
Investment in affiliated Funds--at value	$891,875		$4,826,099		$5,892,334
Receivables:
Dividends and interest	669		2,531		1,876
Expense reimbursement from Manager	2		–		5
Expense reimbursement from Distributor	6		23		30
Fund shares sold	80		356		551
Investment securities sold	514		6,624		2,792
Prepaid directors' expenses	1		11		11
Total Assets	893,147		4,835,644		5,897,599
Liabilities
Accrued administrative service fees	5		29		31
Accrued distribution fees	47		208		249
Accrued service fees	24		132		143
Accrued transfer agent fees	24		100		141
Accrued chief compliance officer fees	–		2		2
Accrued professional fees	11		14		14
Accrued other expenses	15		20		27
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	594		6,979		3,335
Investment securities purchased	669		2,531		1,876
Total Liabilities	1,389		10,015		5,818
Net Assets Applicable to Outstanding Shares	$891,758		$4,825,629		$5,891,781
Net Assets Consist of:
Capital shares and additional paid-in-capital	$769,207		$3,969,077		$4,655,313
Accumulated undistributed (overdistributed) net investment income (loss)	3,457		13,070		8,908
Accumulated undistributed (overdistributed) net realized gain (loss)	18,959		128,274		225,183
Net unrealized appreciation (depreciation) of investments	100,135		715,208		1,002,377
Total Net Assets	$891,758		$4,825,629		$5,891,781
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		1,125,000		1,225,000
Net Asset Value Per Share:
Class A: Net Assets	$29,022		$106,680		$120,220
Shares Issued and Outstanding	2,145		7,487		8,149
Net Asset Value per share	$13.53		$14.25		$14.75
Maximum Offering Price	$14.06		$15.08		$15.61
Class J: Net Assets	$231,004		$944,809		$1,221,517
Shares Issued and Outstanding	17,253		67,092		83,267
Net Asset Value per share	$13.39	(a)	$14.08	(a)	$14.67	(a)
Institutional: Net Assets	$517,877		$3,135,193		$3,855,244
Shares Issued and Outstanding	38,543		221,488		262,036
Net Asset Value per share	$13.44		$14.16		$14.71
R-1: Net Assets	$5,933		$32,654		$30,433
Shares Issued and Outstanding	442		2,321		2,084
Net Asset Value per share	$13.41		$14.07		$14.60
R-2: Net Assets	$6,151		$38,220		$41,482
Shares Issued and Outstanding	459		2,721		2,832
Net Asset Value per share	$13.41		$14.05		$14.65
R-3: Net Assets	$36,113		$179,937		$190,836
Shares Issued and Outstanding	2,708		12,833		13,029
Net Asset Value per share	$13.34		$14.02		$14.65
R-4: Net Assets	$19,773		$140,119		$161,885
Shares Issued and Outstanding	1,479		9,973		10,687
Net Asset Value per share	$13.37		$14.05		$15.15
R-5: Net Assets	$45,885		$248,017		$270,164
Shares Issued and Outstanding	3,428		17,605		18,380
Net Asset Value per share	$13.39		$14.09		$14.70

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

					Principal LifeTime
Principal LifeTime			Principal LifeTime		Strategic Income
Amounts in thousands, except per share amounts	2040	Fund	2050	Fund	Fund
Investment in affiliated Funds--at cost	$3,151,807		$1,805,370		$441,253
Assets
Investment in affiliated Funds--at value	$3,989,759		$2,288,998		$483,456
Receivables:
Dividends and interest	913		288		455
Expense reimbursement from Manager	4		8		3
Expense reimbursement from Distributor	18		6		2
Fund shares sold	611		188		91
Investment securities sold	2,935		767		44
Prepaid directors' expenses	7		–		–
Total Assets	3,994,247		2,290,255		484,051
Liabilities
Accrued administrative service fees	22		14		3
Accrued distribution fees	161		77		20
Accrued service fees	99		60		12
Accrued transfer agent fees	112		69		10
Accrued chief compliance officer fees	1		1		–
Accrued professional fees	12		11		10
Accrued other expenses	15		19		5
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	3,564		913		135
Investment securities purchased	913		288		456
Total Liabilities	4,899		1,452		651
Net Assets Applicable to Outstanding Shares	$3,989,348		$2,288,803		$483,400
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,951,037		$1,690,350		$432,078
Accumulated undistributed (overdistributed) net investment income (loss)	4,645		1,407		2,409
Accumulated undistributed (overdistributed) net realized gain (loss)	195,714		113,418		6,710
Net unrealized appreciation (depreciation) of investments	837,952		483,628		42,203
Total Net Assets	$3,989,348		$2,288,803		$483,400
Capital Stock (par value: $.01 per share):
Shares authorized	1,050,000		825,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	$90,170		$74,671		$17,061
Shares Issued and Outstanding	5,839		4,727		1,382
Net Asset Value per share	$15.44		$15.80		$12.35
Maximum Offering Price	$16.34		$16.72		$12.83
Class J: Net Assets	$743,826		$233,392		$73,754
Shares Issued and Outstanding	47,689		15,256		6,055
Net Asset Value per share	$15.60	(a)	$15.30	(a)	$12.18	(a)
Institutional: Net Assets	$2,676,705		$1,690,105		$333,290
Shares Issued and Outstanding	170,201		107,473		27,228
Net Asset Value per share	$15.73		$15.73		$12.24
R-1: Net Assets	$22,402		$15,766		$3,557
Shares Issued and Outstanding	1,438		1,014		290
Net Asset Value per share	$15.58		$15.56		$12.27
R-2: Net Assets	$34,375		$24,900		$4,289
Shares Issued and Outstanding	2,207		1,603		350
Net Asset Value per share	$15.57		$15.54		$12.27
R-3: Net Assets	$123,882		$75,438		$20,272
Shares Issued and Outstanding	7,979		4,854		1,670
Net Asset Value per share	$15.53		$15.54		$12.14
R-4: Net Assets	$110,445		$61,297		$9,654
Shares Issued and Outstanding	7,101		3,922		794
Net Asset Value per share	$15.55		$15.63		$12.16
R-5: Net Assets	$187,543		$113,234		$21,523
Shares Issued and Outstanding	11,980		7,226		1,759
Net Asset Value per share	$15.65		$15.67		$12.24

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

3

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2018 (unaudited)

		SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts		Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost		$4,065,880		$1,601,748		$2,686,677
Assets
Investment in affiliated Funds--at value		$4,745,540		$1,756,145		$3,172,960
Receivables:
Dividends and interest		3,286		1,908		980
Expense reimbursement from Manager		–		14		–
Expense reimbursement from Distributor		27		16		14
Fund shares sold		2,080		725		1,147
Investment securities sold		936		2,107		5,596
Prepaid directors' expenses		6		1		4
	Total Assets	4,751,875		1,760,916		3,180,701
Liabilities
Accrued management and investment advisory fees		1,069		396		715
Accrued administrative service fees		4		2		3
Accrued distribution fees		1,154		393		818
Accrued service fees		24		13		15
Accrued transfer agent fees		464		111		317
Accrued chief compliance officer fees		1		1		1
Accrued professional fees		14		11		12
Accrued other expenses		101		37		81
Deposits from counterparty		–		–		–
Payables:
Expense reimbursement to Manager		–		–		5
Fund shares redeemed		2,925		2,837		6,374
Investment securities purchased		3,240		1,894		966
	Total Liabilities	8,996		5,695		9,307
Net Assets Applicable to Outstanding Shares		$4,742,879		$1,755,221		$3,171,394
Net Assets Consist of:
Capital shares and additional paid-in-capital		$3,780,300		$1,529,566		$2,370,908
Accumulated undistributed (overdistributed) net investment income (loss)		5,053		2,490		5,667
Accumulated undistributed (overdistributed) net realized gain (loss)		277,866		68,768		308,536
Net unrealized appreciation (depreciation) of investments		679,660		154,397		486,283
	Total Net Assets	$4,742,879		$1,755,221		$3,171,394
Capital Stock (par value: $.01 per share):
Shares authorized		2,125,000		1,825,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets		$2,063,076		$514,370		$1,524,006
Shares Issued and Outstanding		130,314		42,505		83,928
Net Asset Value per share		$15.83		$12.10		$18.16
Maximum Offering Price		$16.75		$12.80		$19.22
Class C: Net Assets		$708,809		$247,694		$517,868
Shares Issued and Outstanding		45,481		20,695		30,674
Net Asset Value per share		$15.58	(a)	$11.97	(a)	$16.88	(a)
Class J: Net Assets		$1,089,555		$626,131		$573,833
Shares Issued and Outstanding		71,166		52,416		32,740
Net Asset Value per share		$15.31	(a)	$11.95	(a)	$17.53	(a)
Institutional: Net Assets		$763,370		$304,981		$481,878
Shares Issued and Outstanding		48,985		25,446		27,131
Net Asset Value per share		$15.58		$11.99		$17.76
R-1: Net Assets		$3,141		$2,747		$2,026
Shares Issued and Outstanding		202		230		116
Net Asset Value per share		$15.54		$11.94		$17.53
R-2: Net Assets		$3,890		$622		$2,198
Shares Issued and Outstanding		251		52		125
Net Asset Value per share		$15.49		$12.03		$17.56
R-3: Net Assets		$29,564		$11,716		$21,427
Shares Issued and Outstanding		1,903		980		1,223
Net Asset Value per share		$15.53		$11.96		$17.51
R-4: Net Assets		$30,008		$22,799		$13,601
Shares Issued and Outstanding		1,928		1,904		769
Net Asset Value per share		$15.56		$11.97		$17.69
R-5: Net Assets		$51,466		$24,161		$34,557
Shares Issued and Outstanding		3,308		2,017		1,957
Net Asset Value per share		$15.56		$11.97		$17.66

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$2,601,592		$1,721,956
Assets
Investment in affiliated Funds--at value	$2,678,985		$1,963,215
Receivables:
Dividends and interest	3,908		66
Expense reimbursement from Distributor	28		8
Fund shares sold	6,901		700
Investment securities sold	2,854		408
Prepaid directors' expenses	3		2
Total Assets	2,692,679		1,964,399
Liabilities
Accrued management and investment advisory fees	604		443
Accrued administrative service fees	1		2
Accrued distribution fees	625		513
Accrued service fees	6		10
Accrued transfer agent fees	134		205
Accrued chief compliance officer fees	1		–
Accrued professional fees	11		11
Accrued other expenses	41		104
Deposits from counterparty	–		–
Payables:
Dividends payable	4,964		–
Expense reimbursement to Manager	12		11
Fund shares redeemed	3,840		1,173
Investment securities purchased	3,849		62
Total Liabilities	14,088		2,534
Net Assets Applicable to Outstanding Shares	$2,678,591		$1,961,865
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,510,080		$1,444,633
Accumulated undistributed (overdistributed) net investment income (loss)	(289)		11,725
Accumulated undistributed (overdistributed) net realized gain (loss)	91,407		264,248
Net unrealized appreciation (depreciation) of investments	77,393		241,259
Total Net Assets	$2,678,591		$1,961,865
Capital Stock (par value: $.01 per share):
Shares authorized	2,000,000		2,225,000
Net Asset Value Per Share:
Class A: Net Assets	$957,012		$1,017,575
Shares Issued and Outstanding	78,005		49,584
Net Asset Value per share	$12.27		$20.52
Maximum Offering Price	$12.75		$21.71
Class C: Net Assets	$347,186		$316,372
Shares Issued and Outstanding	28,590		16,917
Net Asset Value per share	$12.14	(a)	$18.70	(a)
Class J: Net Assets	$1,131,197		$307,838
Shares Issued and Outstanding	92,983		15,516
Net Asset Value per share	$12.17	(a)	$19.84	(a)
Institutional: Net Assets	$214,915		$272,726
Shares Issued and Outstanding	17,573		13,600
Net Asset Value per share	$12.23		$20.05
R-1: Net Assets	$1,444		$1,430
Shares Issued and Outstanding	119		72
Net Asset Value per share	$12.17		$19.86
R-2: Net Assets	$667		$2,303
Shares Issued and Outstanding	55		116
Net Asset Value per share	$12.21		$19.82
R-3: Net Assets	$5,675		$11,328
Shares Issued and Outstanding	465		572
Net Asset Value per share	$12.20		$19.80
R-4: Net Assets	$5,371		$15,567
Shares Issued and Outstanding	440		781
Net Asset Value per share	$12.21		$19.93
R-5: Net Assets	$15,124		$16,726
Shares Issued and Outstanding	1,239		841
Net Asset Value per share	$12.21		$19.89

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2010	Fund	2020	Fund	2030	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$20,091		$116,876		$151,107
Total Income	20,091		116,876		151,107
Expenses:
Distribution fees - Class A	39		147		169
Distribution fees - Class J	180		723		924
Distribution fees - R-1	11		59		56
Distribution fees - R-2	9		61		63
Distribution fees - R-3	49		244		254
Distribution fees - R-4	11		71		82
Administrative service fees - R-1	8		47		45
Administrative service fees - R-2	6		41		42
Administrative service fees - R-3	14		69		71
Administrative service fees - R-4	3		21		25
Administrative service fees - R-5	3		13		14
Registration fees - Class A	7		9		10
Registration fees - Class J	8		14		14
Registration fees - Institutional	18		58		66
Service fees - R-1	7		42		40
Service fees - R-2	8		51		53
Service fees - R-3	49		244		254
Service fees - R-4	27		178		205
Service fees - R-5	62		333		356
Shareholder reports - Class A	1		5		8
Shareholder reports - Class J	6		23		34
Shareholder reports - Institutional	–		1		1
Transfer agent fees - Class A	16		61		79
Transfer agent fees - Class J	48		163		254
Transfer agent fees - Institutional	7		38		43
Chief compliance officer fees	1		5		5
Directors' expenses	7		33		42
Professional fees	8		11		11
Other expenses	5		24		27
Total Gross Expenses	618		2,789		3,247
Less: Reimbursement from Manager - Class A	6		–		10
Less: Reimbursement from Distributor - Class J	36		145		185
Total Net Expenses	576		2,644		3,052
Net Investment Income (Loss)	19,515		114,232		148,055

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	9,752		51,774		105,053
Capital gain distribution received from affiliated Funds	10,141		81,364		133,736
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(31,038)		(161,000)		(232,205)

Net Realized and Unrealized Gain (Loss) on Investments	(11,145)		(27,862)		6,584
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,370		$86,370		$154,639

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

					Principal LifeTime
	Principal LifeTime		Principal LifeTime		Strategic Income
Amounts in thousands	2040	Fund	2050	Fund	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$90,886		$52,208		$10,199
Total Income	90,886		52,208		10,199
Expenses:
Distribution fees - Class A	122		105		24
Distribution fees - Class J	560		176		57
Distribution fees - R-1	40		28		6
Distribution fees - R-2	53		37		7
Distribution fees - R-3	167		100		27
Distribution fees - R-4	56		31		5
Administrative service fees - R-1	32		22		5
Administrative service fees - R-2	35		25		4
Administrative service fees - R-3	47		28		8
Administrative service fees - R-4	17		9		2
Administrative service fees - R-5	10		6		1
Registration fees - Class A	9		9		8
Registration fees - Class J	12		10		8
Registration fees - Institutional	55		45		16
Service fees - R-1	29		20		4
Service fees - R-2	44		31		6
Service fees - R-3	167		100		27
Service fees - R-4	140		77		13
Service fees - R-5	248		140		29
Shareholder reports - Class A	7		7		1
Shareholder reports - Class J	27		14		3
Shareholder reports - Institutional	2		2		–
Transfer agent fees - Class A	69		65		13
Transfer agent fees - Class J	185		88		23
Transfer agent fees - Institutional	40		29		7
Chief compliance officer fees	4		2		–
Directors' expenses	29		19		4
Professional fees	10		9		7
Other expenses	19		11		3
Total Gross Expenses	2,235		1,245		318
Less: Reimbursement from Manager - Class A	23		29		10
Less: Reimbursement from Distributor - Class J	112		35		11
Total Net Expenses	2,100		1,181		297
Net Investment Income (Loss)	88,786		51,027		9,902

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	73,313		37,948		3,609
Capital gain distribution received from affiliated Funds	124,868		76,868		3,477
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(150,255)		(78,397)		(15,637)

Net Realized and Unrealized Gain (Loss) on Investments	47,926		36,419		(8,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	$136,712		$87,446		$1,351

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$93,054	$34,995	$66,180
Dividends	42	9	33
Total Income	93,096	35,004	66,213
Expenses:
Management and investment advisory fees	6,549	2,419	4,376
Distribution fees - Class A	2,619	652	1,927
Distribution fees - Class C	3,634	1,258	2,652
Distribution fees - Class J	829	473	432
Distribution fees - R-1	6	5	4
Distribution fees - R-2	6	1	3
Distribution fees - R-3	40	15	27
Distribution fees - R-4	15	11	8
Administrative service fees - R-1	4	4	3
Administrative service fees - R-2	4	1	2
Administrative service fees - R-3	11	4	8
Administrative service fees - R-4	5	3	2
Administrative service fees - R-5	3	1	2
Registration fees - Class A	20	15	16
Registration fees - Class C	13	10	10
Registration fees - Class J	17	16	14
Registration fees - Institutional	18	17	17
Service fees - R-1	4	4	3
Service fees - R-2	5	1	3
Service fees - R-3	40	15	26
Service fees - R-4	38	28	19
Service fees - R-5	68	31	45
Shareholder meeting expense - Class A	1	–	1
Shareholder reports - Class A	89	23	72
Shareholder reports - Class C	31	11	26
Shareholder reports - Class J	26	14	14
Shareholder reports - Institutional	1	1	–
Transfer agent fees - Class A	757	182	577
Transfer agent fees - Class C	248	95	206
Transfer agent fees - Class J	178	87	92
Transfer agent fees - Institutional	11	4	7
Chief compliance officer fees	4	1	3
Directors' expenses	33	13	23
Professional fees	11	9	11
Other expenses	21	9	14
Total Gross Expenses	15,359	5,433	10,645
Less: Reimbursement from Manager - Class A	–	1	–
Less: Reimbursement from Manager - Class C	–	7	–
Less: Reimbursement from Manager - Class J	–	8	–
Less: Reimbursement from Manager - Institutional	–	22	–
Less: Reimbursement from Manager - R-3	–	1	–
Less: Reimbursement from Manager - R-4	–	1	–
Less: Reimbursement from Manager - R-5	–	1	–
Less: Reimbursement from Distributor - Class J	166	95	86
Total Net Expenses	15,193	5,297	10,559
Net Investment Income (Loss)	77,903	29,707	55,654

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	265,635	64,242	265,363
Capital gain distribution received from affiliated Funds	80,943	21,134	75,006
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(347,196)	(102,621)	(319,386)

Net Realized and Unrealized Gain (Loss) on Investments	(618)	(17,245)	20,983
Net Increase (Decrease) in Net Assets Resulting from Operations	$77,285	$12,462	$76,637

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$50,531	$41,935
Dividends	25	19
Total Income	50,556	41,954
Expenses:
Management and investment advisory fees	3,691	2,704
Distribution fees - Class A	1,211	1,288
Distribution fees - Class C	1,775	1,618
Distribution fees - Class J	864	234
Distribution fees - R-1	2	2
Distribution fees - R-2	1	4
Distribution fees - R-3	7	15
Distribution fees - R-4	3	8
Administrative service fees - R-1	2	2
Administrative service fees - R-2	–	3
Administrative service fees - R-3	2	4
Administrative service fees - R-4	1	2
Administrative service fees - R-5	1	1
Registration fees - Class A	25	13
Registration fees - Class C	13	9
Registration fees - Class J	10	11
Registration fees - Institutional	28	16
Service fees - R-1	2	2
Service fees - R-2	1	3
Service fees - R-3	7	15
Service fees - R-4	7	19
Service fees - R-5	19	22
Shareholder meeting expense - Class A	1	1
Shareholder reports - Class A	30	63
Shareholder reports - Class C	16	19
Shareholder reports - Class J	20	11
Shareholder reports - Institutional	1	–
Transfer agent fees - Class A	269	423
Transfer agent fees - Class C	131	144
Transfer agent fees - Class J	145	66
Transfer agent fees - Institutional	12	5
Chief compliance officer fees	2	2
Directors' expenses	19	14
Professional fees	10	10
Other expenses	12	9
Total Gross Expenses	8,340	6,762
Less: Reimbursement from Manager - Class C	6	–
Less: Reimbursement from Manager - Institutional	11	21
Less: Reimbursement from Manager - R-3	–	1
Less: Reimbursement from Manager - R-4	–	1
Less: Reimbursement from Manager - R-5	–	1
Less: Reimbursement from Distributor - Class J	173	47
Total Net Expenses	8,150	6,691
Net Investment Income (Loss)	42,406	35,263

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	91,278	240,455
Capital gain distribution received from affiliated Funds	21,963	50,976
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(155,046)	(273,484)

Net Realized and Unrealized Gain (Loss) on Investments	(41,805)	17,947
Net Increase (Decrease) in Net Assets Resulting from Operations	$601	$53,210

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Principal LifeTime 2010 Fund

														Period Ended		Year Ended
														April 30, 2018		October 31, 2017
Operations
Net investment income (loss)															$19,515	$22,552
Net realized gain (loss) on investments															19,893	27,864
Net change in unrealized appreciation/depreciation of investments															(31,038)	55,287
			Net Increase (Decrease) in Net Assets Resulting from Operations												8,370	105,703

Dividends and Distributions to Shareholders
From net investment income															(26,854)	(22,971)
From net realized gain on investments															(22,152)	(24,620)
								Total Dividends and Distributions							(49,006)	(47,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(108,756)	(234,182)
						Total Increase (Decrease) in Net Assets									(149,392)	(176,070)

Net Assets
Beginning of period															1,041,150	1,217,220
End of period (including undistributed net investment income as set forth below)															$891,758	$1,041,150
Undistributed (overdistributed) net investment income (loss)															$3,457	$10,796

	Class A		Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,034		$6,046		$14,779	$442		$413		$3,946		$1,979		$3,070
Reinvested	1,374		11,684		30,138	245		258		1,817		1,041		2,421
Redeemed	(7,416)		(25,520)		(130,596)	(870)		(1,282)		(10,259)		(5,261)		(10,239)
Net Increase (Decrease)	$(3,008	) $	(7,790)		$ (85,679)	$(183	) $	(611	) $	(4,496	) $	(2,241	) $	(4,748)
Shares:
Sold	219		442		1,074	32		30		289		144		224
Reinvested	100		858		2,205	18		19		134		77		178
Redeemed	(534)		(1,869)		(9,575)	(63)		(93)		(756)		(390)		(751)
Net Increase (Decrease)	(215)		(569)		(6,296)	(13)		(44)		(333)		(169)		(349)
Year Ended October 31, 2017
Dollars:
Sold	$3,470		$17,572		$40,381	$551		$1,019		$5,167		$3,295		$7,321
Reinvested	1,225		9,591		30,839	226		262		1,705		1,078		2,643
Redeemed	(7,263)		(38,044)		(246,186)	(2,322)		(3,081)		(17,631)		(12,540)		(33,460)
Net Increase (Decrease)	$(2,568	) $	(10,881)		$ (174,966)	$(1,545	) $	(1,800	) $	(10,759	) $	(8,167	) $	(23,496)
Shares:
Sold	259		1,322		3,001	41		76		388		252		545
Reinvested	95		746		2,390	17		20		133		84		206
Redeemed	(539)		(2,862)		(18,498)	(175)		(231)		(1,333)		(944)		(2,536)
Net Increase (Decrease)	(185)		(794)		(13,107)	(117)		(135)		(812)		(608)		(1,785)

Distributions:
Period Ended April 30, 2018
From net investment income $	(720	) $	(6,359	) $	(16,798)	$(112	) $	(121	) $	(906	) $	(543	) $	(1,295)
From net realized gain on
investments	(666)		(5,339)		(13,342)	(133)		(137)		(911)		(498)		(1,126)
Total Dividends and Distributions $	(1,386	) $	(11,698	) $	(30,140)	$(245	) $	(258	) $	(1,817	) $	(1,041	) $	(2,421)
Year Ended October 31, 2017
From net investment income $	(554	) $	(4,559	) $	(15,336)	$(74	) $	(94	) $	(697	) $	(480	) $	(1,177)
From net realized gain on
investments	(679)		(5,046)		(15,503)	(152)		(168)		(1,008)		(598)		(1,466)
Total Dividends and Distributions $	(1,233	) $	(9,605	) $	(30,839)	$(226	) $	(262	) $	(1,705	) $	(1,078	) $	(2,643)

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2020 Fund

													Period Ended		Year Ended
													April 30, 2018		October 31, 2017
Operations
Net investment income (loss)														$114,232	$106,375
Net realized gain (loss) on investments														133,138	183,047
Net change in unrealized appreciation/depreciation of investments														(161,000)	455,736
			Net Increase (Decrease) in Net Assets Resulting from Operations											86,370	745,158

Dividends and Distributions to Shareholders
From net investment income														(142,290)	(106,973)
From net realized gain on investments														(154,745)	(99,463)
							Total Dividends and Distributions							(297,035)	(206,436)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(433,566)	(919,277)
					Total Increase (Decrease) in Net Assets									(644,231)	(380,555)

Net Assets
Beginning of period														5,469,860	5,850,415
End of period (including undistributed net investment income as set forth below)														$4,825,629	$5,469,860
Undistributed (overdistributed) net investment income (loss)														$13,070	$41,128

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,285		$33,113	$53,716	$1,812		$1,982		$10,056		$13,829		$20,836
Reinvested	5,830		52,801	201,631	1,589		1,975		10,528		7,394		14,933
Redeemed	(29,064)		(68,733)	(640,167)	(4,478)		(9,059)		(47,490)		(24,744)		(52,141)
Net Increase (Decrease)	$(12,949	) $	17,181	$(384,820)	$(1,077	) $	(5,102)		$ (26,906)		$ (3,521) $ (16,372)
Shares:
Sold	712		2,297	3,722	125		138		702		961		1,440
Reinvested	403		3,690	14,020	111		138		739		518		1,043
Redeemed	(1,994)		(4,800)	(44,625)	(311)		(629)		(3,317)		(1,714)		(3,654)
Net Increase (Decrease)	(879)		1,187	(26,883)	(75)		(353)		(1,876)		(235)		(1,171)
Year Ended October 31, 2017
Dollars:
Sold	$15,013		$75,142	$154,920	$2,719		$6,307		$22,654		$17,744		$38,471
Reinvested	3,649		31,402	143,493	1,137		1,363		7,122		6,114		11,957
Redeemed	(25,065)		(130,733)	(948,868)	(12,861)		(15,827)		(72,684)		(73,150)		(179,296)
Net Increase (Decrease)	$(6,403	) $	(24,189) $ (650,455)		$(9,005	) $	(8,157	) $	(42,908	) $	(49,292)	$ (128,868)
Shares:
Sold	1,078		5,477	11,263	198		459		1,658		1,298		2,791
Reinvested	275		2,389	10,863	87		104		544		466		909
Redeemed	(1,797)		(9,527)	(68,494)	(940)		(1,156)		(5,319)		(5,300)		(13,119)
Net Increase (Decrease)	(444)		(1,661)	(46,368)	(655)		(593)		(3,117)		(3,536)		(9,419)

Distributions:
Period Ended April 30, 2018
From net investment income $	(2,758	) $	(25,083)	$ (98,298)	$(615	) $	(812	) $	(4,502	) $	(3,314	) $	(6,908)
From net realized gain on
investments	(3,335)		(27,766)	(103,336)	(974)		(1,203)		(6,026)		(4,080)		(8,025)
Total Dividends and Distributions $	(6,093	) $	(52,849)	$ (201,634)	$(1,589	) $	(2,015	) $	(10,528	) $	(7,394	) $	(14,933)
Year Ended October 31, 2017
From net investment income $	(1,829	) $	(15,995)	$ (76,401)	$(437	) $	(544	) $	(3,144	) $	(2,923	) $	(5,700)
From net realized gain on
investments	(1,986)		(15,440)	(67,092)	(700)		(819)		(3,978)		(3,191)		(6,257)
Total Dividends and Distributions $	(3,815	) $	(31,435)	$ (143,493)	$(1,137	) $	(1,363	) $	(7,122	) $	(6,114	) $	(11,957)

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2030 Fund

													Period Ended		Year Ended
													April 30, 2018		October 31, 2017
Operations
Net investment income (loss)														$148,055	$110,319
Net realized gain (loss) on investments														238,789	220,419
Net change in unrealized appreciation/depreciation of investments														(232,205)	752,138
			Net Increase (Decrease) in Net Assets Resulting from Operations											154,639	1,082,876

Dividends and Distributions to Shareholders
From net investment income														(168,263)	(110,644)
From net realized gain on investments														(201,283)	(139,825)
							Total Dividends and Distributions							(369,546)	(250,469)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(486,978)	(816,121)
					Total Increase (Decrease) in Net Assets									(701,885)	16,286

Net Assets
Beginning of period														6,593,666	6,577,380
End of period (including undistributed net investment income as set forth below)														$5,891,781	$6,593,666
Undistributed (overdistributed) net investment income (loss)														$8,908	$29,116

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$12,055		$38,509	$87,524	$1,364		$3,191		$13,805		$16,037		$18,373
Reinvested	6,881		68,490	254,694	1,582		2,064		11,012		8,386		16,131
Redeemed	(34,434)		(62,014)	(808,602)	(5,289)		(8,902)		(46,208)		(29,469)		(52,158)
Net Increase (Decrease)	$(15,498	) $	44,985	$(466,384)	$(2,343	) $	(3,647) $ (21,391) $				(5,046) $ (17,654)
Shares:
Sold	808		2,563	5,810	92		214		922		1,042		1,223
Reinvested	460		4,608	17,082	107		139		742		547		1,083
Redeemed	(2,295)		(4,149)	(54,295)	(355)		(590)		(3,094)		(1,903)		(3,486)
Net Increase (Decrease)	(1,027)		3,022	(31,403)	(156)		(237)		(1,430)		(314)		(1,180)
Year Ended October 31, 2017
Dollars:
Sold	$20,893		$84,369	$267,936	$3,531		$7,084		$26,169		$24,128		$51,267
Reinvested	4,005		39,980	176,503	1,076		1,499		7,618		6,557		13,068
Redeemed	(18,845)		(118,962)	(1,062,915)	(9,951)		(16,276)		(77,162)		(66,575)		(181,118)
Net Increase (Decrease)	$6,053		$5,387	$(618,476)	$(5,344	) $	(7,693)		$ (43,375)		$ (35,890)	$ (116,783)
Shares:
Sold	1,472		6,033	19,111	255		504		1,866		1,687		3,649
Reinvested	299		3,006	13,235	81		113		574		478		981
Redeemed	(1,340)		(8,502)	(75,292)	(712)		(1,153)		(5,526)		(4,578)		(13,011)
Net Increase (Decrease)	431		537	(42,946)	(376)		(536)		(3,086)		(2,413)		(8,381)

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,072)		$(30,780)	$ (118,003)	$(576	) $	(775	) $	(4,434	) $	(3,548	) $	(7,075)
From net realized gain on
investments	(4,104)		(37,715)	(136,691)	(1,006)		(1,291)		(6,581)		(4,838)		(9,057)
Total Dividends and Distributions $	(7,176)		$(68,495)	$ (254,694)	$(1,582	) $	(2,066	) $	(11,015	) $	(8,386	) $	(16,132)
Year Ended October 31, 2017
From net investment income $	(1,661)		$(17,134)	$ (80,519)	$(322	) $	(476	) $	(2,754	) $	(2,584	) $	(5,194)
From net realized gain on
investments	(2,496)		(22,854)	(95,984)	(754)		(1,025)		(4,865)		(3,973)		(7,874)
Total Dividends and Distributions $	(4,157)		$(39,988)	$ (176,503)	$(1,076	) $	(1,501	) $	(7,619	) $	(6,557	) $	(13,068)

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2040 Fund

												Period Ended		Year Ended
												April 30, 2018		October 31, 2017
Operations
Net investment income (loss)													$88,786	$69,235
Net realized gain (loss) on investments													198,181	190,232
Net change in unrealized appreciation/depreciation of investments													(150,255)	564,205
			Net Increase (Decrease) in Net Assets Resulting from Operations										136,712	823,672

Dividends and Distributions to Shareholders
From net investment income													(98,259)	(63,939)
From net realized gain on investments													(163,468)	(140,484)
						Total Dividends and Distributions							(261,727)	(204,423)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(373,455)	(486,398)
					Total Increase (Decrease) in Net Assets								(498,470)	132,851

Net Assets
Beginning of period													4,487,818	4,354,967
End of period (including undistributed net investment income as set forth below)													$3,989,348	$4,487,818
Undistributed (overdistributed) net investment income (loss)													$4,645	$14,118

	Class A		Class J	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,619		$23,624	$72,948	$1,284	$2,117		$7,166		$8,364		$13,590
Reinvested	5,264		42,913	185,087	1,143	1,832		7,602		6,175		11,559
Redeemed	(23,085)		(34,198)	(623,198)	(2,354)	(5,142)		(31,913)		(20,709)		(34,143)
Net Increase (Decrease)	$(7,202	) $	32,339	$(365,163)	$73	$(1,193) $ (17,145) $				(6,170	) $	(8,994)
Shares:
Sold	680		1,486	4,530	80	133		451		529		848
Reinvested	338		2,726	11,662	73	117		485		393		732
Redeemed	(1,465)		(2,155)	(39,219)	(148)	(323)		(2,022)		(1,304)		(2,145)
Net Increase (Decrease)	(447)		2,057	(23,027)	5	(73)		(1,086)		(382)		(565)
Year Ended October 31, 2017
Dollars:
Sold	$13,808		$54,930	$228,696	$3,239	$5,314		$22,822		$15,149		$32,255
Reinvested	3,747		29,045	146,291	964	1,321		6,182		5,767		11,011
Redeemed	(14,888)		(73,016)	(733,028)	(9,223)	(7,811)		(50,571)		(46,437)		(131,965)
Net Increase (Decrease)	$2,667		$10,959	$(358,041)	$(5,020)	$(1,176)		$ (21,567)		$ (25,521)	$ (88,699)
Shares:
Sold	941		3,763	15,536	223	362		1,565		1,036		2,180
Reinvested	272		2,091	10,449	69	95		447		416		790
Redeemed	(1,017)		(4,954)	(49,161)	(626)	(533)		(3,471)		(3,149)		(9,052)
Net Increase (Decrease)	196		900	(23,176)	(334)	(76)		(1,459)		(1,697)		(6,082)

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,867)		$(15,753)	$ (71,129)	$(312)	$(550	) $	(2,423	) $	(2,100	) $	(4,125)
From net realized gain on
investments	(3,527)		(27,172)	(113,958)	(831)	(1,292)		(5,179)		(4,075)		(7,434)
Total Dividends and Distributions $	(5,394)		$(42,925)	$ (185,087)	$(1,143)	$(1,842	) $	(7,602	) $	(6,175	) $	(11,559)
Year Ended October 31, 2017
From net investment income $	(1,044)		$(8,605)	$ (47,872)	$(168)	$(265	) $	(1,463	) $	(1,551	) $	(2,971)
From net realized gain on
investments	(2,770)		(20,449)	(98,421)	(796)	(1,073)		(4,719)		(4,216)		(8,040)
Total Dividends and Distributions $	(3,814)		$(29,054)	$ (146,293)	$(964)	$(1,338	) $	(6,182	) $	(5,767	) $	(11,011)

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2050 Fund

										Period Ended		Year Ended
										April 30, 2018		October 31, 2017
Operations
Net investment income (loss)											$51,027	$34,897
Net realized gain (loss) on investments											114,816	86,231
Net change in unrealized appreciation/depreciation of investments											(78,397)	363,384
		Net Increase (Decrease) in Net Assets Resulting from Operations									87,446	484,512

Dividends and Distributions to Shareholders
From net investment income											(54,332)	(33,100)
From net realized gain on investments											(72,531)	(76,997)
					Total Dividends and Distributions						(126,863)	(110,097)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(223,623)	(185,460)
				Total Increase (Decrease) in Net Assets							(263,040)	188,955

Net Assets
Beginning of period											2,551,843	2,362,888
End of period (including undistributed net investment income as set forth below)											$2,288,803	$2,551,843
Undistributed (overdistributed) net investment income (loss)											$1,407	$4,712

	Class A	Class J	Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,243	$9,783	$70,382	$1,264	$1,868	$6,065		$6,962		$13,155
Reinvested	3,769	11,547	97,832	651	1,071	3,835		2,789		5,304
Redeemed	(21,011)	(14,500)	(391,164)	(1,772)	(2,631)	(17,784)		(12,119)		(9,162)
Net Increase (Decrease)	$(6,999)	$6,830	$(222,950)	$143	$308	$(7,884	) $	(2,368	) $	9,297
Shares:
Sold	640	628	4,400	80	118	384		439		824
Reinvested	237	750	6,184	42	69	245		177		336
Redeemed	(1,316)	(934)	(24,634)	(112)	(166)	(1,133)		(764)		(576)
Net Increase (Decrease)	(439)	444	(14,050)	10	21	(504)		(148)		584
Year Ended October 31, 2017
Dollars:
Sold	$14,776	$23,113	$219,490	$2,691	$4,361	$16,459		$12,156		$23,332
Reinvested	2,854	8,951	85,008	653	855	3,328		2,906		5,496
Redeemed	(11,386)	(29,025)	(416,367)	(6,137)	(4,882)	(24,576)		(24,305)		(95,211)
Net Increase (Decrease)	$6,244	$3,039	$(111,869)	$(2,793)	$334	$(4,789	) $	(9,243) $ (66,383)
Shares:
Sold	1,015	1,641	15,162	187	304	1,142		838		1,598
Reinvested	208	671	6,208	48	63	246		213		403
Redeemed	(775)	(2,051)	(28,650)	(416)	(338)	(1,719)		(1,684)		(6,730)
Net Increase (Decrease)	448	261	(7,280)	(181)	29	(331)		(633)		(4,729)

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,512)	$(4,796)	$(42,760)	$(204)	$(374)	$(1,420	) $	(1,095	) $	(2,171)
From net realized gain on
investments	(2,316)	(6,754)	(55,072)	(447)	(697)	(2,418)		(1,694)		(3,133)
Total Dividends and Distributions $	(3,828)	$(11,550)	$(97,832)	$(651)	$(1,071)	$(3,838	) $	(2,789	) $	(5,304)
Year Ended October 31, 2017
From net investment income $	(754)	$(2,397)	$(26,816)	$(110)	$(163)	$(762	) $	(745	) $	(1,353)
From net realized gain on
investments	(2,135)	(6,557)	(58,192)	(543)	(700)	(2,566)		(2,161)		(4,143)
Total Dividends and Distributions $	(2,889)	$(8,954)	$(85,008)	$(653)	$(863)	$(3,328	) $	(2,906	) $	(5,496)

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

														Principal LifeTime Strategic Income
Amounts in thousands															Fund

														Period Ended		Year Ended
														April 30, 2018		October 31, 2017
Operations
Net investment income (loss)															$9,902	$13,208
Net realized gain (loss) on investments															7,086	14,126
Net change in unrealized appreciation/depreciation of investments															(15,637)	15,738
			Net Increase (Decrease) in Net Assets Resulting from Operations												1,351	43,072

Dividends and Distributions to Shareholders
From net investment income															(15,189)	(13,093)
From net realized gain on investments															(10,275)	(2,543)
								Total Dividends and Distributions							(25,464)	(15,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(69,918)	(136,797)
						Total Increase (Decrease) in Net Assets									(94,031)	(109,361)

Net Assets
Beginning of period															577,431	686,792
End of period (including undistributed net investment income as set forth below)															$483,400	$577,431
Undistributed (overdistributed) net investment income (loss)															$2,409	$7,696

	Class A		Class J Institutional			R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$1,399		$1,471		$14,303	$248		$323		$2,416		$1,447		$3,192
Reinvested	749		3,476		18,453	133		167		921		470		1,074
Redeemed	(5,363)		(6,085)		(91,799)	(273)		(478)		(5,850)		(2,897)		(7,415)
Net Increase (Decrease)	$(3,215	) $	(1,138) $ (59,043)			$108		$12		$(2,513	) $	(980	) $	(3,149)
Shares:
Sold	112		118		1,147	20		26		196		117		258
Reinvested	59		280		1,480	11		13		74		38		86
Redeemed	(422)		(492)		(7,405)	(22)		(38)		(473)		(235)		(595)
Net Increase (Decrease)	(251)		(94)		(4,778)	9		1		(203)		(80)		(251)
Year Ended October 31, 2017
Dollars:
Sold	$2,707		$6,131		$42,626	$668		$458		$6,724		$10,872		$7,025
Reinvested	411		1,770		11,688	58		97		486		320		794
Redeemed	(4,319)		(13,931)		(156,027)	(1,491)		(2,498)		(11,243)		(16,231)		(23,892)
Net Increase (Decrease)	$(1,201	) $	(6,030) $ (101,713)			$(765	) $	(1,943	) $	(4,033	) $	(5,039	) $	(16,073)
Shares:
Sold	217		504		3,463	54		37		545		903		574
Reinvested	34		149		979	5		8		41		27		67
Redeemed	(348)		(1,142)		(12,669)	(122)		(202)		(917)		(1,340)		(1,949)
Net Increase (Decrease)	(97)		(489)		(8,227)	(63)		(157)		(331)		(410)		(1,308)

Distributions:
Period Ended April 30, 2018
From net investment income $	(432	) $	(2,047	) $	(11,162)	$(68	) $	(87	) $	(504	) $	(267	) $	(622)
From net realized gain on
investments	(333)		(1,431)		(7,294)	(65)		(80)		(417)		(203)		(452)
Total Dividends and Distributions $	(765	) $	(3,478	) $	(18,456)	$(133	) $	(167	) $	(921	) $	(470	) $	(1,074)
Year Ended October 31, 2017
From net investment income $	(343	) $	(1,468	) $	(9,867)	$(42	) $	(74	) $	(387	) $	(261	) $	(651)
From net realized gain on
investments	(79)		(303)		(1,821)	(16)		(23)		(99)		(59)		(143)
Total Dividends and Distributions $	(422	) $	(1,771	) $	(11,688)	$(58	) $	(97	) $	(486	) $	(320	) $	(794)

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Balanced Portfolio

								Period Ended				Year Ended
								April 30, 2018				October 31, 2017
Operations
Net investment income (loss)										$77,903			$70,337
Net realized gain (loss) on investments								346,578					274,302
Net change in unrealized appreciation/depreciation of investments								(347,196)					296,722
		Net Increase (Decrease) in Net Assets Resulting from Operations								77,285			641,361

Dividends and Distributions to Shareholders
From net investment income										(74,494)			(70,288)
From net realized gain on investments								(240,980)					(94,216)
					Total Dividends and Distributions			(315,474)					(164,504)

Capital Share Transactions
Net increase (decrease) in capital share transactions										94,393			(349,380)
				Total Increase (Decrease) in Net Assets				(143,796)					127,477

Net Assets
Beginning of period								4,886,675					4,759,198
End of period (including undistributed net investment income as set forth below)								$4,742,879					$4,886,675
Undistributed (overdistributed) net investment income (loss)										$5,053			$1,644

	Class A	Class C	Class J	Class P(a)	Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$72,205	$35,979	$52,965	N/A	$51,904	$325	$328	$1,735		$2,977		$3,799
Reinvested	133,316	44,837	74,163	N/A	52,525	197	245	2,115		1,983		3,743
Redeemed	(161,765)	(74,425)	(86,260)	N/A	(93,790)	(872)	(183)	(5,834)		(6,413)		(11,406)
Net Increase (Decrease)	$43,756	$6,391	$40,868	N/A	$10,639	$(350)	$390	$(1,984	) $	(1,453	) $	(3,864)
Shares:
Sold	4,464	2,254	3,377	N/A	3,268	20	20	109		188		241
Reinvested	8,309	2,838	4,778	N/A	3,325	13	16	134		126		237
Redeemed	(9,989)	(4,674)	(5,526)	N/A	(5,895)	(54)	(11)	(370)		(400)		(723)
Net Increase (Decrease)	2,784	418	2,629	N/A	698	(21)	25	(127)		(86)		(245)
Year Ended October 31, 2017
Dollars:
Sold	$145,494	$66,411	$111,856	$10,817	$84,588	$952	$258	$6,155		$8,124		$49,835
Reinvested	69,067	20,327	37,843	388	29,293	88	149	1,178		1,126		3,647
Redeemed	(347,980)	(169,109)	(157,972)	(23,363)	(162,070)	(513)	(1,937)	(49,995)		(11,328)		(72,709)
Net Increase (Decrease)	$(133,419) $ (82,371) $		(8,273)	$ (12,158)	$ (48,189)	$527	$(1,530)	$ (42,662)		$(2,078) $ (19,227)
Shares:
Sold	9,291	4,316	7,397	709	5,431	62	17	401		533		3,313
Reinvested	4,560	1,372	2,573	26	1,957	6	10	79		76		245
Redeemed	(22,236)	(10,924)	(10,408)	(1,497)	(10,484)	(34)	(126)	(3,339)		(730)		(4,642)
Net Increase (Decrease)	(8,385)	(5,236)	(438)	(762)	(3,096)	34	(99)	(2,859)		(121)		(1,084)

Distributions:
Period Ended April 30, 2018
From net investment income	$ (32,004) $	(8,684)	$ (18,434)	N/A	$(13,439)	$(40)	$(53)	$(471	) $	(466)		$(903)
From net realized gain on
investments	(103,150)	(36,446)	(55,866)	N/A	(39,168)	(157)	(192)	(1,644)		(1,517)		(2,840)
Total Dividends and Distributions	$ (135,154) $	(45,130)	$(74,300)	N/A	$(52,607)	$(197)	$(245)	$(2,115	) $	(1,983)		$(3,743)
Year Ended October 31, 2017
From net investment income	$ (30,076) $	(5,919)	$(17,497)	$(155)	$(14,069)	$(29)	$(52)	$(429	) $	(474)		$(1,588)
From net realized gain on
investments	(39,949)	(14,747)	(20,441)	(237)	(15,226)	(59)	(97)	(749)		(652)		(2,059)
Total Dividends and Distributions	$ (70,025) $	(20,666)	$(37,938)	$(392)	$(29,295)	$(88)	$(149)	$(1,178	) $	(1,126)		$(3,647)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Conservative Balanced Portfolio

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)															$29,707			$35,171
Net realized gain (loss) on investments															85,376			52,781
Net change in unrealized appreciation/depreciation of investments													(102,621)					87,411
			Net Increase (Decrease) in Net Assets Resulting from Operations												12,462			175,363

Dividends and Distributions to Shareholders
From net investment income															(28,777)			(35,423)
From net realized gain on investments															(45,541)			(17,952)
								Total Dividends and Distributions							(74,318)			(53,375)

Capital Share Transactions
Net increase (decrease) in capital share transactions															10,333			(51,239)
							Total Increase (Decrease) in Net Assets								(51,523)			70,749

Net Assets
Beginning of period													1,806,744					1,735,995
End of period (including undistributed net investment income as set forth below)													$1,755,221					$1,806,744
Undistributed (overdistributed) net investment income (loss)															$2,490			$1,560

	Class A		Class C		Class J	Class P(a)		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$33,119		$15,495		$49,534		N/A	$15,281	$432		$79		$1,369		$4,823		$3,741
Reinvested	21,066		9,507		26,808		N/A	13,826	109		25		501		871		1,096
Redeemed	(51,123)		(24,162)		(57,596)		N/A	(41,508)	(848)		(85)		(2,409)		(3,188)		(6,430)
Net Increase (Decrease)	$3,062		$840		$18,746		N/A	$(12,401)	$(307	) $	19		$(539	) $	2,506		$(1,593)
Shares:
Sold	2,689		1,273		4,070		N/A	1,261	35		6		112		392		309
Reinvested	1,715		782		2,211		N/A	1,137	9		2		41		72		90
Redeemed	(4,148)		(1,986)		(4,752)		N/A	(3,413)	(69)		(7)		(198)		(262)		(531)
Net Increase (Decrease)	256		69		1,529		N/A	(1,015)	(25)		1		(45)		202		(132)
Year Ended October 31, 2017
Dollars:
Sold	$74,908		$27,297		$92,151		$2,641	$49,502	$628		$97		$3,587		$9,410		$8,192
Reinvested	15,102		5,847		18,822		212	10,729	65		29		390		594		1,082
Redeemed	(109,039)		(59,407)		(88,335)		(11,617)	(71,502)	(142)		(759)		(9,059)		(5,697)		(16,967)
Net Increase (Decrease)	$(19,029) $		(26,263) $		22,638		$(8,764)	$ (11,271)	$551		$(633	) $	(5,082	) $	4,307		$(7,693)
Shares:
Sold	6,228		2,301		7,779		224	4,114	53		8		303		802		697
Reinvested	1,279		503		1,612		18	916	6		3		34		51		93
Redeemed	(9,040)		(4,987)		(7,435)		(966)	(6,014)	(12)		(63)		(770)		(475)		(1,412)
Net Increase (Decrease)	(1,533)		(2,183)		1,956		(724)	(984)	47		(52)		(433)		378		(622)

Distributions:
Period Ended April 30, 2018
From net investment income $	(8,284	) $	(3,112)		$ (10,752)		N/A	$(5,633)	$(37	) $	(9	) $	(185	) $	(337	) $	(428)
From net realized gain on
investments	(13,170)		(6,477)		(16,080)		N/A	(8,207)	(72)		(17)		(316)		(534)		(668)
Total Dividends and Distributions	$ (21,454)		$(9,589)		$ (26,832)		N/A	$(13,840)	$(109	) $	(26	) $	(501	) $	(871	) $	(1,096)
Year Ended October 31, 2017
From net investment income $	(10,270	) $	(3,258	) $	(12,912	) $	(122)	$(7,447)	$(40	) $	(17	) $	(243	) $	(396	) $	(718)
From net realized gain on
investments	(5,206)		(2,702)		(5,926)		(90)	(3,282)	(25)		(12)		(147)		(198)		(364)
Total Dividends and Distributions $	(15,476	) $	(5,960	) $	(18,838	) $	(212)	$(10,729)	$(65	) $	(29	) $	(390	) $	(595	) $	(1,082)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												SAM Conservative Growth Portfolio

												Period Ended				Year Ended
												April 30, 2018				October 31, 2017
Operations
Net investment income (loss)														$55,654			$35,160
Net realized gain (loss) on investments												340,369					232,794
Net change in unrealized appreciation/depreciation of investments												(319,386)					277,827
		Net Increase (Decrease) in Net Assets Resulting from Operations												76,637			545,781

Dividends and Distributions to Shareholders
From net investment income														(53,909)			(35,045)
From net realized gain on investments												(208,448)					(64,573)
							Total Dividends and Distributions					(262,357)					(99,618)

Capital Share Transactions
Net increase (decrease) in capital share transactions												127,695					(215,462)
						Total Increase (Decrease) in Net Assets								(58,025)			230,701

Net Assets
Beginning of period												3,229,419					2,998,718
End of period (including undistributed net investment income as set forth below)												$3,171,394					$3,229,419
Undistributed (overdistributed) net investment income (loss)														$5,667			$3,922

	Class A	Class C		Class J	Class P(a)		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$57,819	$20,865		$29,140		N/A	$20,726	$151		$70		$3,611		$1,953		$3,969
Reinvested	121,339	41,609		48,438		N/A	42,212	176		166		1,651		1,254		3,272
Redeemed	(111,435)	(50,258)		(37,656)		N/A	(52,771)	(1,312)		(91)		(2,085)		(4,382)		(10,736)
Net Increase (Decrease)	$67,723	$12,216		$39,922		N/A	$10,167	$(985	) $	145		$3,177		$(1,175	) $	(3,495)
Shares:
Sold	3,130	1,203		1,616		N/A	1,131	8		4		200		107		221
Reinvested	6,603	2,439		2,728		N/A	2,346	10		9		93		70		183
Redeemed	(5,981)	(2,899)		(2,098)		N/A	(2,902)	(70)		(5)		(118)		(244)		(601)
Net Increase (Decrease)	3,752	743		2,246		N/A	575	(52)		8		175		(67)		(197)
Year Ended October 31, 2017
Dollars:
Sold	$92,407	$39,580		$65,417		$6,437	$51,408	$493		$191		$3,476		$4,408		$10,570
Reinvested	46,045	13,952		17,724		231	17,476	74		123		668		536		1,847
Redeemed	(227,418)	(106,986)		(80,883)		(13,430)	(108,259)	(392)		(2,757)		(14,959)		(7,350)		(26,091)
Net Increase (Decrease)	$(88,966) $ (53,454) $			2,258		$(6,762)	$ (39,375)	$175		$(2,443) $ (10,815) $				(2,406) $ (13,674)
Shares:
Sold	5,226	2,403		3,836		378	2,918	28		11		203		262		630
Reinvested	2,749	890		1,093		14	1,065	5		8		42		33		113
Redeemed	(12,831)	(6,464)		(4,734)		(763)	(6,242)	(23)		(161)		(890)		(419)		(1,481)
Net Increase (Decrease)	(4,856)	(3,171)		195		(371)	(2,259)	10		(142)		(645)		(124)		(738)

Distributions:
Period Ended April 30, 2018
From net investment income	$ (25,722) $	(5,719)		$ (11,009)		N/A	$(10,160)	$(23	) $	(23	) $	(306	) $	(254	) $	(693)
From net realized gain on
investments	(97,307)	(36,232)		(37,463)		N/A	(32,225)	(153)		(144)		(1,345)		(1,000)		(2,579)
Total Dividends and Distributions	$ (123,029) $	(41,951	) $	(48,472)		N/A	$(42,385)	$(176	) $	(167	) $	(1,651	) $	(1,254	) $	(3,272)
Year Ended October 31, 2017
From net investment income	$ (16,780)	$(2,701	) $	(6,940	) $	(109)	$(7,370)	$(17	) $	(32	) $	(195	) $	(188	) $	(713)
From net realized gain on
investments	(29,837)	(11,570)		(10,806)		(147)	(10,110)	(57)		(91)		(473)		(348)		(1,134)
Total Dividends and Distributions $	(46,617)	$ (14,271)		$(17,746	) $	(256)	$(17,480)	$(74	) $	(123	) $	(668	) $	(536	) $	(1,847)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Flexible Income Portfolio

								Period Ended		Year Ended
								April 30, 2018		October 31, 2017
Operations
Net investment income (loss)								$	42,406		$64,835
Net realized gain (loss) on investments									113,241		19,511
Net change in unrealized appreciation/depreciation of investments									(155,046)		93,611
		Net Increase (Decrease) in Net Assets Resulting from Operations							601		177,957

Dividends and Distributions to Shareholders
From net investment income									(42,900)		(65,100)
From net realized gain on investments									(18,003)		(9,941)
					Total Dividends and Distributions				(60,903)		(75,041)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(19,810)		123,871
				Total Increase (Decrease) in Net Assets					(80,112)		226,787

Net Assets
Beginning of period									2,758,703		2,531,916
End of period (including undistributed net investment income as set forth below)									$2,678,591		$2,758,703
Undistributed (overdistributed) net investment income (loss)								$	(289)		$205

	Class A	Class C	Class J	Class P(a)	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$101,511	$25,115	$71,478	N/A	$24,422	$315	$106	$722	$835	$1,552
Reinvested	21,326	6,588	26,851	N/A	5,045	29	14	122	119	359
Redeemed	(125,655)	(40,343)	(111,468)	N/A	(23,254)	(472)	(96)	(1,098)	(1,197)	(2,736)
Net Increase (Decrease)	$(2,818)	$(8,640) $ (13,139)		N/A	$6,213	$(128)	$24	$(254)	$(243)	$(825)
Shares:
Sold	8,154	2,039	5,778	N/A	1,967	26	9	59	68	126
Reinvested	1,710	533	2,171	N/A	406	2	1	10	10	29
Redeemed	(10,106)	(3,277)	(9,036)	N/A	(1,875)	(38)	(8)	(89)	(97)	(221)
Net Increase (Decrease)	(242)	(705)	(1,087)	N/A	498	(10)	2	(20)	(19)	(66)
Year Ended October 31, 2017
Dollars:
Sold	$209,865	$59,821	$ 234,164	$6,606	$73,007	$936	$66	$1,593	$1,649	$3,607
Reinvested	26,349	7,677	33,202	294	5,884	25	18	175	169	599
Redeemed	(209,024)	(86,022)	(164,981)	(19,160)	(46,687)	(498)	(168)	(3,978)	(2,409)	(8,908)
Net Increase (Decrease)	$27,190	$(18,524) $ 102,385		$(12,260)	$32,204	$463	$(84)	$(2,210)	$(591)	$(4,702)
Shares:
Sold	17,124	4,940	19,334	546	5,943	76	5	131	135	300
Reinvested	2,164	639	2,747	24	484	2	2	15	14	49
Redeemed	(17,083)	(7,085)	(13,589)	(1,557)	(3,817)	(41)	(14)	(330)	(197)	(727)
Net Increase (Decrease)	2,205	(1,506)	8,492	(987)	2,610	37	(7)	(184)	(48)	(378)

Distributions:
Period Ended April 30, 2018
From net investment income	$ (15,228) $	(4,291) $ (19,244)		N/A	$(3,687)	$(19)	$(10)	$(84)	$(84)	$(253)
From net realized gain on
investments	(6,371)	(2,377)	(7,661)	N/A	(1,401)	(10)	(4)	(38)	(35)	(106)
Total Dividends and Distributions	$ (21,599) $	(6,668) $ (26,905)		N/A	$(5,088)	$(29)	$(14)	$(122)	$(119)	$(359)
Year Ended October 31, 2017
From net investment income	$ (23,240) $	(6,376)	$(29,183)	$(251)	$(5,205)	$(21)	$(15)	$(148)	$(145)	$(516)
From net realized gain on
investments	(3,550)	(1,429)	(4,087)	(49)	(685)	(4)	(3)	(27)	(24)	(83)
Total Dividends and Distributions	$ (26,790) $	(7,805)	$(33,270)	$(300)	$(5,890)	$(25)	$(18)	$(175)	$(169)	$(599)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Strategic Growth Portfolio

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)															$35,263			$20,816
Net realized gain (loss) on investments													291,431					115,994
Net change in unrealized appreciation/depreciation of investments													(273,484)					226,525
			Net Increase (Decrease) in Net Assets Resulting from Operations												53,210			363,335

Dividends and Distributions to Shareholders
From net investment income															(33,034)			(18,516)
From net realized gain on investments															(99,942)			(47,267)
								Total Dividends and Distributions					(132,976)					(65,783)

Capital Share Transactions
Net increase (decrease) in capital share transactions															60,188			(111,235)
							Total Increase (Decrease) in Net Assets								(19,578)			186,317

Net Assets
Beginning of period													1,981,443					1,795,126
End of period (including undistributed net investment income as set forth below)													$1,961,865					$1,981,443
Undistributed (overdistributed) net investment income (loss)															$11,725			$9,496

	Class A		Class C		Class J	Class P(a)		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$32,858		$12,640		$12,409		N/A	$17,125	$305		$88		$826		$1,980		$1,630
Reinvested	66,557		20,996		21,650		N/A	19,347	74		161		797		1,053		1,243
Redeemed	(65,228)		(28,165)		(23,190)		N/A	(25,854)	(972)		(310)		(2,206)		(2,049)		(3,577)
Net Increase (Decrease)	$34,187		$5,471		$10,869		N/A	$10,618	$(593	) $	(61	) $	(583	) $	984		$(704)
Shares:
Sold	1,572		660		610		N/A	832	15		4		41		97		80
Reinvested	3,208		1,112		1,079		N/A	954	4		8		40		52		62
Redeemed	(3,107)		(1,472)		(1,146)		N/A	(1,264)	(47)		(15)		(107)		(101)		(178)
Net Increase (Decrease)	1,673		300		543		N/A	522	(28)		(3)		(26)		48		(36)
Year Ended October 31, 2017
Dollars:
Sold	$56,829		$23,938		$28,179		$2,991	$38,348	$319		$268		$1,889		$3,623		$6,191
Reinvested	33,141		9,537		10,514		114	9,912	67		71		476		442		875
Redeemed	(147,740)		(60,452)		(40,178)		(5,843)	(58,320)	(817)		(429)		(9,555)		(2,575)		(13,050)
Net Increase (Decrease)	$(57,770)		$ (26,977)		$(1,485	) $	(2,738)	$ (10,060)	$(431	) $	(90	) $	(7,190	) $	1,490		$(5,984)
Shares:
Sold	2,922		1,347		1,510		162	1,971	16		14		101		190		336
Reinvested	1,814		569		594		7	554	4		4		27		25		49
Redeemed	(7,601)		(3,390)		(2,141)		(304)	(3,069)	(42)		(22)		(518)		(136)		(684)
Net Increase (Decrease)	(2,865)		(1,474)		(37)		(135)	(544)	(22)		(4)		(390)		79		(299)

Distributions:
Period Ended April 30, 2018
From net investment income	$ (17,096) $		(3,660	) $	(5,886)		N/A	$(5,581)	$(8	) $	(34	) $	(179	) $	(269	) $	(321)
From net realized gain on
investments	(50,400)		(17,452)		(15,765)		N/A	(13,808)	(66)		(127)		(618)		(784)		(922)
Total Dividends and Distributions	$ (67,496)		$ (21,112)		$ (21,651)		N/A	$(19,389)	$(74	) $	(161	) $	(797	) $	(1,053	) $	(1,243)
Year Ended October 31, 2017
From net investment income $	(9,732	) $	(1,253	) $	(3,412	) $	(39)	$(3,543)	$(9	) $	(13	) $	(109	) $	(128	) $	(278)
From net realized gain on
investments	(23,821)		(8,485)		(7,123)		(75)	(6,369)	(58)		(58)		(367)		(314)		(597)
Total Dividends and Distributions	$ (33,553) $		(9,738	) $	(10,535	) $	(114)	$(9,912)	$(67	) $	(71	) $	(476	) $	(442	) $	(875)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly, the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

Effective June 23, 2017, Class P shares discontinued operations and converted to Institutional shares.

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. (the “Board of Directors”). In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional and R-6 shares of other series of the Fund, which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds which are valued at fair value. The Funds also invest in publicly traded investment funds. Publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and publicly traded investment funds are referred to as the “Underlying Funds”.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

In addition to the expenses that each of the Funds bears directly, each of the Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Management fees are allocated on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2014-2016. No examinations are in progress at this time.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of October 31, 2017, the Fund has adopted the new rules, forms and amendments.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2018, none of the Funds borrowed from or loaned to the Facility.

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended April 30, 2018.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Funds’ assets and liabilities. For the period-ended April 30, 2018 there were no transfers between Level 1 and Level 2 and 100% of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. Certain of the Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. Principal LifeTime Funds do not pay investment advisory and management fees.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares, on an annualized basis, during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2017 through April 30, 2018
	Class A	Class C	Class J	Institutional	Expiration Date
Principal LifeTime 2010 Fund	.38%	N/A	N/A	N/A	February 28, 2019
Principal LifeTime 2020 Fund	.38	N/A	N/A	N/A	February 28, 2019
Principal LifeTime 2030 Fund	.38	N/A	N/A	N/A	February 28, 2019
Principal LifeTime 2040 Fund	.38	N/A	N/A	N/A	February 28, 2019
Principal LifeTime 2050 Fund	.38	N/A	N/A	N/A	February 28, 2019
Principal LifeTime Strategic Income Fund	.38	N/A	N/A	N/A	February 28, 2019
SAM Balanced Portfolio	N/A	N/A	N/A	.28%	December 31, 2017
SAM Conservative Balanced Portfolio	.63	1.38%	.63%	.29	December 31, 2017
SAM Conservative Growth Portfolio	N/A	N/A	N/A	.29	December 31, 2017
SAM Flexible Income Portfolio	N/A	N/A	N/A	.29	December 31, 2017
SAM Strategic Growth Portfolio	N/A	N/A	N/A	.29	December 31, 2017

Effective January 1, 2018, the Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expire February 28, 2019, are as follows:

		Period from January 1, 2018 through April 30, 2018
	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
SAM Balanced Portfolio	1.31%	2.05%	1.13%	.97%	1.84%	1.71%	1.53%	1.34%	1.22%
SAM Conservative Balanced Portfolio	1.24	1.99	1.06	.90	1.77	1.64	1.46	1.27	1.15
SAM Conservative Growth Portfolio	1.32	2.07	1.15	.98	1.85	1.72	1.54	1.35	1.23
SAM Flexible Income Portfolio	1.13	1.88	.98	.83	1.68	1.55	1.37	1.18	1.06
SAM Strategic Growth Portfolio	1.34	2.09	1.15	.97	1.84	1.71	1.53	1.34	1.22

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

Distribution Fees. Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (the "Distributor"), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percentage of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as reimbursement from Distributor and are settled monthly.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2018, were as follows (amounts in thousands):

	Class A	Class C	Class J
Principal LifeTime 2010 Fund	$6	N/A	$9
Principal LifeTime 2020 Fund	61	N/A	41
Principal LifeTime 2030 Fund	124	N/A	57
Principal LifeTime 2040 Fund	127	N/A	31
Principal LifeTime 2050 Fund	127	N/A	16
Principal LifeTime Strategic Income Fund	8	N/A	1
SAM Balanced Portfolio	595	$18	66
SAM Conservative Balanced Portfolio	243	10	39
SAM Conservative Growth Portfolio	487	12	29
SAM Flexible Income Portfolio	463	14	129
SAM Strategic Growth Portfolio	401	14	13

Affiliated Ownership. At April 30, 2018, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

Institutional
Principal LifeTime 2010 Fund	32,050
Principal LifeTime 2020 Fund	185,253
Principal LifeTime 2030 Fund	227,244
Principal LifeTime 2040 Fund	146,313
Principal LifeTime 2050 Fund	91,067
Principal LifeTime Strategic Income Fund	24,059
SAM Balanced Portfolio	43,215
SAM Conservative Balanced Portfolio	19,819
SAM Conservative Growth Portfolio	23,311
SAM Flexible Income Portfolio	12,213
SAM Strategic Growth Portfolio	11,615

6. Investment Transactions

For the period ended April 30, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Principal LifeTime 2010 Fund	$52,507	$180,643
Principal LifeTime 2020 Fund	297,755	832,857
Principal LifeTime 2030 Fund	654,710	1,229,554
Principal LifeTime 2040 Fund	453,006	874,563
Principal LifeTime 2050 Fund	292,488	515,175
Principal LifeTime Strategic Income Fund	33,577	115,611
SAM Balanced Portfolio	1,086,921	1,173,976
SAM Conservative Balanced Portfolio	303,163	320,379
SAM Conservative Growth Portfolio	952,997	956,702
SAM Flexible Income Portfolio	442,210	499,251
SAM Strategic Growth Portfolio	769,072	751,535

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2018 and October 31, 2017 were as follows (amounts in thousands):

			Long-Term Capital
	Ordinary Income		Gain
	2018	2017	2018	2017	*
Principal LifeTime 2010 Fund	$28,315	$22,971	$20,691	$24,620
Principal LifeTime 2020 Fund	147,706	106,973	149,329	99,463
Principal LifeTime 2030 Fund	174,297	110,644	195,249	139,825
Principal LifeTime 2040 Fund	105,320	63,939	156,407	140,484
Principal LifeTime 2050 Fund	57,743	33,100	69,120	76,997
Principal LifeTime Strategic Income Fund	16,414	13,093	9,050	2,543
SAM Balanced Portfolio	77,499	70,288	237,975	94,216
SAM Conservative Balanced Portfolio	31,691	35,423	42,627	17,952
SAM Conservative Growth Portfolio	63,116	35,045	199,241	64,573
SAM Flexible Income Portfolio	43,254	65,100	17,649	9,941
SAM Strategic Growth Portfolio	35,390	18,516	97,586	47,267

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2017, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

						Total
	Undistributed Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Long-Term Accumulated Appreciation			Temporary	Earnings
	Income	Capital Gains	Losses	(Depreciation) Differences		(Deficit)
Principal LifeTime 2010 Fund	$12,255	$20,691	$—	$130,241	$—	$163,187
Principal LifeTime 2020 Fund	46,542	149,317	—	871,358	—	1,067,217
Principal LifeTime 2030 Fund	35,115	195,239	—	1,221,021	—	1,451,375
Principal LifeTime 2040 Fund	21,170	156,388	—	985,768	—	1,163,326
Principal LifeTime 2050 Fund	8,123	69,119	—	560,628	—	637,870
Principal LifeTime Strategic Income Fund	8,919	9,047	—	57,469	—	75,435
SAM Balanced Portfolio	4,647	237,957	—	958,164	—	1,200,768
SAM Conservative Balanced Portfolio	4,461	42,625	—	240,425	—	287,511
SAM Conservative Growth Portfolio	13,122	199,231	—	773,853	—	986,206
SAM Flexible Income Portfolio	546	17,629	—	210,638	—	228,813
SAM Strategic Growth Portfolio	11,852	97,583	—	487,563	—	596,998

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2017, the Funds had no net capital loss carryforwards.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2017, the Funds do not plan to defer any late-year losses.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statement of changes in net assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2017, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Principal LifeTime 2010 Fund	$—	$(5,685)	$5,685
Principal LifeTime 2020 Fund	—	(27,755)	27,755
Principal LifeTime 2030 Fund	—	(27,942)	27,942
Principal LifeTime 2040 Fund	—	(26,310)	26,310
Principal LifeTime 2050 Fund	—	(13,476)	13,476
Principal LifeTime Strategic Income Fund	—	(3,672)	3,672
SAM Balanced Portfolio	—	(29,980)	29,980
SAM Conservative Balanced Portfolio	—	(6,420)	6,420
SAM Conservative Growth Portfolio	—	(18,116)	18,116
SAM Flexible Income Portfolio	—	(3,235)	3,235
SAM Strategic Growth Portfolio	—	(13,382)	13,382

Federal Income Tax Basis. At April 30, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
Principal LifeTime 2010 Fund	$113,694	$(14,491)	$99,203	$792,672
Principal LifeTime 2020 Fund	786,583	(76,224)	710,359	4,115,740
Principal LifeTime 2030 Fund	1,064,577	(75,762)	988,815	4,903,519
Principal LifeTime 2040 Fund	875,616	(40,103)	835,513	3,154,246
Principal LifeTime 2050 Fund	500,632	(18,401)	482,231	1,806,767
Principal LifeTime Strategic Income Fund	50,747	(8,915)	41,832	441,624
SAM Balanced Portfolio	648,288	(37,321)	610,967	4,134,573
SAM Conservative Balanced Portfolio	158,314	(20,510)	137,804	1,618,341
SAM Conservative Growth Portfolio	482,622	(28,155)	454,467	2,718,493
SAM Flexible Income Portfolio	98,664	(43,072)	55,592	2,623,393
SAM Strategic Growth Portfolio	231,296	(17,218)	214,078	1,749,137

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

27

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.38%
Blue Chip Fund (a)	1,091,647	$24,289
Diversified Real Asset Fund (a)	2,229,596	26,131
Global Diversified Income Fund (a)	5,780,694	79,831
Global Multi-Strategy Fund (a)	4,395,633	48,879
International Small Company Fund (a)	1,162,905	15,048
LargeCap Growth Fund I (a)	1,632,947	25,066
MidCap Fund (a)	810,791	21,762
MidCap Value Fund III (a)	739,632	15,133
SmallCap Growth Fund I (a)	540,846	7,712
SmallCap Value Fund II (a)	541,428	7,039
		$270,890
Principal Funds, Inc. Institutional Class - 69.63%
Bond Market Index Fund (a)	6,714,630	71,712
Core Plus Bond Fund (a)	14,546,349	154,191
Diversified International Fund (a)	3,194,791	44,599
Equity Income Fund (a)	724,347	22,274
Global Opportunities Fund (a)	2,297,725	28,860
Inflation Protection Fund (a)	5,832,882	49,463
LargeCap S&P 500 Index Fund (a)	2,567,566	44,753
LargeCap Value Fund III (a)	1,330,018	22,171
Overseas Fund (a)	3,835,599	43,956
Short-Term Income Fund (a)	11,545,340	139,006
		$620,985
TOTAL INVESTMENT COMPANIES		$891,875
Total Investments		$891,875
Other Assets and Liabilities - (0.01)%		$(117)
TOTAL NET ASSETS - 100.00%		$891,758

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	46.47%
Domestic Equity Funds	21.33%
Specialty Funds	17.36%
International Equity Funds	14.85%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

28

	Schedule of Investments
	Principal LifeTime 2010 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$27,672	$882	$5,538	$24,289
Bond Market Index Fund	91,222	4,248	20,013	71,712
Core Plus Bond Fund	183,078	7,329	30,384	154,191
Diversified International Fund	51,475	1,218	8,234	44,599
Diversified Real Asset Fund	28,822	2,436	5,221	26,131
Equity Income Fund	28,205	1,596	6,952	22,274
Global Diversified Income Fund	93,711	3,400	15,630	79,831
Global Multi-Strategy Fund	53,529	3,128	5,850	48,879
Global Opportunities Fund	34,373	3,489	6,711	28,860
Inflation Protection Fund	59,818	1,591	11,091	49,463
International Small Company Fund	16,627	890	2,556	15,048
LargeCap Growth Fund I	27,958	1,935	5,536	25,066
LargeCap S&P 500 Index Fund	47,533	6,626	7,937	44,753
LargeCap Value Fund III	25,812	1,834	4,798	22,171
MidCap Fund	25,353	982	4,117	21,762
MidCap Value Fund III	18,349	1,393	3,202	15,133
Overseas Fund	50,638	1,849	8,235	43,956
Short-Term Income Fund	160,070	6,608	25,684	139,006
SmallCap Growth Fund I	8,641	531	1,477	7,712
SmallCap Value Fund II	8,411	542	1,477	7,039
	$1,041,297	$52,507	$180,643	$891,875

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$38	$1,283	$676	$(10)
Bond Market Index Fund	2,075	(494)	—	(3,251)
Core Plus Bond Fund	2,723	(44)	—	(5,788)
Diversified International Fund	891	(515)	—	655
Diversified Real Asset Fund	673	(78)	—	172
Equity Income Fund	309	2,170	1,120	(2,745)
Global Diversified Income Fund	2,074	(36)	—	(1,614)
Global Multi-Strategy Fund	1,309	166	239	(2,094)
Global Opportunities Fund	2,778	395	469	(2,686)
Inflation Protection Fund	1,139	419	—	(1,274)
International Small Company Fund	711	132	74	(45)
LargeCap Growth Fund I	159	1,854	1,609	(1,145)
LargeCap S&P 500 Index Fund	900	443	2,505	(1,912)
LargeCap Value Fund III	541	660	1,126	(1,337)
MidCap Fund	33	1,468	785	(1,924)
MidCap Value Fund III	586	212	687	(1,619)
Overseas Fund	1,218	911	303	(1,207)
Short-Term Income Fund	1,518	(15)	—	(1,973)
SmallCap Growth Fund I	192	425	285	(408)
SmallCap Value Fund II	224	396	263	(833)
	$20,091	$9,752	$10,141	$(31,038)
Amounts in thousands

See accompanying notes

29

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.57%
Blue Chip Fund (a)	9,211,632	$204,958
Diversified Real Asset Fund (a)	10,217,315	119,747
Global Diversified Income Fund (a)	23,278,869	321,481
Global Multi-Strategy Fund (a)	19,423,700	215,991
International Small Company Fund (a)	9,640,015	124,742
LargeCap Growth Fund I (a)	13,658,312	209,655
MidCap Fund (a)	6,459,434	173,371
MidCap Value Fund III (a)	6,144,755	125,722
SmallCap Growth Fund I (a)	4,552,812	64,923
SmallCap Value Fund II (a)	4,578,283	59,518
		$1,620,108
Principal Funds, Inc. Institutional Class - 66.44%
Bond Market Index Fund (a)	30,972,799	330,790
Core Plus Bond Fund (a)	69,047,181	731,900
Diversified International Fund (a)	26,220,279	366,035
Equity Income Fund (a)	6,107,009	187,791
Global Opportunities Fund (a)	19,930,290	250,324
Inflation Protection Fund (a)	19,211,963	162,918
LargeCap S&P 500 Index Fund (a)	19,655,087	342,588
LargeCap Value Fund III (a)	11,170,024	186,204
Overseas Fund (a)	31,509,005	361,093
Short-Term Income Fund (a)	23,783,043	286,348
		$3,205,991
TOTAL INVESTMENT COMPANIES		$4,826,099
Total Investments		$4,826,099
Other Assets and Liabilities - (0.01)%		$(470)
TOTAL NET ASSETS - 100.00%		$4,825,629

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	32.22%
Fixed Income Funds	31.33%
International Equity Funds	22.84%
Specialty Funds	13.62%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

30

	Schedule of Investments
	Principal LifeTime 2020 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$222,825	$6,576	$35,003	$204,958
Bond Market Index Fund	402,627	15,455	70,694	330,790
Core Plus Bond Fund	851,087	28,875	120,695	731,900
Diversified International Fund	409,701	8,454	53,243	366,035
Diversified Real Asset Fund	136,689	3,493	20,907	119,747
Equity Income Fund	219,165	12,520	38,862	187,791
Global Diversified Income Fund	365,621	16,113	53,706	321,481
Global Multi-Strategy Fund	235,555	11,259	22,267	215,991
Global Opportunities Fund	286,384	28,607	44,957	250,324
Inflation Protection Fund	179,701	12,629	26,591	162,918
International Small Company Fund	134,958	6,848	17,796	124,742
LargeCap Growth Fund I	224,900	15,332	36,279	209,655
LargeCap S&P 500 Index Fund	365,213	41,281	52,765	342,588
LargeCap Value Fund III	210,231	14,451	32,775	186,204
MidCap Fund	195,259	7,080	25,262	173,371
MidCap Value Fund III	147,715	11,008	21,274	125,722
Overseas Fund	403,134	13,600	53,243	361,093
Real Estate Securities Fund	39,555	—	40,587	—
Short-Term Income Fund	302,685	35,642	47,951	286,348
SmallCap Growth Fund I	69,614	4,218	9,064	64,923
SmallCap Value Fund II	67,808	4,314	8,936	59,518
	$5,470,427	$297,755	$832,857	$4,826,099

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$316	$7,940	$5,637	$2,620
Bond Market Index Fund	9,204	(1,021)	—	(15,577)
Core Plus Bond Fund	12,776	(51)	—	(27,316)
Diversified International Fund	7,271	(484)	—	1,607
Diversified Real Asset Fund	3,048	(622)	—	1,094
Equity Income Fund	2,575	10,358	9,322	(15,390)
Global Diversified Income Fund	8,257	(153)	—	(6,394)
Global Multi-Strategy Fund	5,802	613	1,057	(9,169)
Global Opportunities Fund	23,739	2,470	4,005	(22,180)
Inflation Protection Fund	3,732	(121)	—	(2,700)
International Small Company Fund	5,854	886	611	(154)
LargeCap Growth Fund I	1,322	10,707	13,388	(5,005)
LargeCap S&P 500 Index Fund	6,823	3,782	18,979	(14,923)
LargeCap Value Fund III	4,491	4,014	9,338	(9,717)
MidCap Fund	264	2,666	6,238	(6,372)
MidCap Value Fund III	4,861	1,051	5,702	(12,778)
Overseas Fund	9,949	2,815	2,468	(5,213)
Real Estate Securities Fund	—	3,112	—	(2,080)
Short-Term Income Fund	3,088	(59)	—	(3,969)
SmallCap Growth Fund I	1,617	1,949	2,397	(1,794)
SmallCap Value Fund II	1,887	1,922	2,222	(5,590)
	$116,876	$51,774	$81,364	$(161,000)
Amounts in thousands

See accompanying notes

31

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 37.56%
Blue Chip Fund (a)	7,764,984	$172,771
Diversified Real Asset Fund (a)	11,534,366	135,183
Global Diversified Income Fund (a)	19,501,012	269,309
Global Multi-Strategy Fund (a)	19,358,438	215,266
International Emerging Markets Fund (a)	1,258,031	37,363
International Small Company Fund (a)	14,534,175	188,072
LargeCap Growth Fund I (a)	31,570,452	484,606
MidCap Fund (a)	10,053,339	269,832
MidCap Value Fund III (a)	9,978,156	204,153
Origin Emerging Markets Fund (a)	3,150,060	38,746
SmallCap Growth Fund I (a)	7,239,045	103,229
SmallCap Value Fund II (a)	7,260,816	94,391
		$2,212,921
Principal Funds, Inc. Institutional Class - 62.45%
Bond Market Index Fund (a)	25,980,085	277,467
Core Plus Bond Fund (a)	63,658,440	674,779
Diversified International Fund (a)	39,144,872	546,462
Equity Income Fund (a)	4,888,968	150,336
Global Opportunities Fund (a)	30,670,702	385,224
Inflation Protection Fund (a)	12,556,799	106,482
LargeCap S&P 500 Index Fund (a)	31,950,480	556,897
LargeCap Value Fund III (a)	26,372,466	439,629
Overseas Fund (a)	47,306,873	542,137
		$3,679,413
TOTAL INVESTMENT COMPANIES		$5,892,334
Total Investments		$5,892,334
Other Assets and Liabilities - (0.01)%		$(553)
TOTAL NET ASSETS - 100.00%		$5,891,781

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.02%
International Equity Funds	29.50%
Fixed Income Funds	17.97%
Specialty Funds	10.52%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

32

	Schedule of Investments
	Principal LifeTime 2030 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,095	$6,299	$88,746	$172,771
Bond Market Index Fund	335,376	26,750	70,392	277,467
Core Plus Bond Fund	752,299	63,630	115,930	674,779
Diversified International Fund	607,067	15,776	77,954	546,462
Diversified Real Asset Fund	154,720	4,896	24,952	135,183
Equity Income Fund	189,952	10,782	46,631	150,336
Global Diversified Income Fund	300,984	19,662	45,855	269,309
Global Multi-Strategy Fund	236,429	10,139	22,797	215,266
Global Opportunities Fund	432,865	46,242	63,646	385,224
Inflation Protection Fund	119,128	7,612	18,407	106,482
International Emerging Markets Fund	42,364	817	7,021	37,363
International Small Company Fund	200,872	11,349	25,220	188,072
LargeCap Growth Fund I	453,329	87,323	67,936	484,606
LargeCap S&P 500 Index Fund	573,595	96,304	95,104	556,897
LargeCap Value Fund	137,172	—	140,603	—
LargeCap Value Fund III	348,847	174,546	66,234	439,629
MidCap Fund	302,436	12,567	39,434	269,832
MidCap Value Fund III	235,680	19,071	31,639	204,153
Origin Emerging Markets Fund	43,951	711	7,021	38,746
Overseas Fund	598,689	25,595	78,412	542,137
Real Estate Securities Fund	65,546	—	67,190	—
SmallCap Growth Fund I	109,932	7,246	14,215	103,229
SmallCap Value Fund II	107,002	7,393	14,215	94,391
	$6,594,330	$654,710	$1,229,554	$5,892,334

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$263	$20,798	$4,687	$(11,675)
Bond Market Index Fund	7,952	(845)	—	(13,422)
Core Plus Bond Fund	11,731	(25)	—	(25,195)
Diversified International Fund	10,896	(543)	—	2,116
Diversified Real Asset Fund	3,461	(730)	—	1,249
Equity Income Fund	2,038	5,881	7,395	(9,648)
Global Diversified Income Fund	6,910	(84)	—	(5,398)
Global Multi-Strategy Fund	5,762	478	1,049	(8,983)
Global Opportunities Fund	36,399	1,872	6,140	(32,109)
Inflation Protection Fund	2,454	(23)	—	(1,828)
International Emerging Markets Fund	502	847	—	356
International Small Company Fund	8,847	1,280	923	(209)
LargeCap Growth Fund I	3,044	501	30,825	11,389
LargeCap S&P 500 Index Fund	11,079	(302)	30,820	(17,596)
LargeCap Value Fund	—	58,948	—	(55,517)
LargeCap Value Fund III	10,559	(330)	21,953	(17,200)
MidCap Fund	410	4,139	9,689	(9,876)
MidCap Value Fund III	7,865	1,192	9,225	(20,151)
Origin Emerging Markets Fund	395	942	—	163
Overseas Fund	14,994	805	3,717	(4,540)
Real Estate Securities Fund	—	5,527	—	(3,883)
SmallCap Growth Fund I	2,560	1,948	3,796	(1,682)
SmallCap Value Fund II	2,986	2,777	3,517	(8,566)
	$151,107	$105,053	$133,736	$(232,205)
Amounts in thousands

See accompanying notes

33

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.37%
Blue Chip Fund (a)	6,240,643	$138,854
International Emerging Markets Fund (a)	2,065,762	61,353
International Small Company Fund (a)	11,657,685	150,851
LargeCap Growth Fund I (a)	28,015,065	430,031
MidCap Value Fund III (a)	9,584,280	196,094
Origin Emerging Markets Fund (a)	4,992,288	61,405
Real Estate Securities Fund (a)	3,667,470	82,885
SmallCap Growth Fund I (a)	6,222,763	88,737
SmallCap Value Fund II (a)	6,244,232	81,175
		$1,291,385
Principal Funds, Inc. Institutional Class - 67.64%
Bond Market Index Fund (a)	14,740,724	157,431
Core Plus Bond Fund (a)	30,942,577	327,991
Diversified International Fund (a)	32,252,715	450,248
Equity Income Fund (a)	4,146,369	127,501
High Yield Fund I (a)	10,114,822	97,810
LargeCap S&P 500 Index Fund (a)	29,147,937	508,049
LargeCap Value Fund III (a)	22,152,877	369,288
MidCap Growth Fund III (a)	19,013,773	215,997
Overseas Fund (a)	38,748,581	444,059
		$2,698,374
TOTAL INVESTMENT COMPANIES		$3,989,759
Total Investments		$3,989,759
Other Assets and Liabilities - (0.01)%		$(411)
TOTAL NET ASSETS - 100.00%		$3,989,348

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.11%
International Equity Funds	29.28%
Fixed Income Funds	14.62%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

34

	Schedule of Investments
	Principal LifeTime 2040 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$150,070	$5,667	$24,043	$138,854
Bond Market Index Fund	186,295	15,186	36,164	157,431
Core Plus Bond Fund	381,178	27,011	67,849	327,991
Diversified International Fund	504,625	18,737	74,394	450,248
Diversified Real Asset Fund	58,961	—	59,125	—
Equity Income Fund	146,832	9,731	25,619	127,501
High Yield Fund I	115,707	7,493	22,043	97,810
International Emerging Markets Fund	65,835	2,875	9,301	61,353
International Small Company Fund	162,684	11,104	23,765	150,851
LargeCap Growth Fund I	458,405	35,040	74,820	430,031
LargeCap S&P 500 Index Fund	525,211	84,788	85,069	508,049
LargeCap Value Fund	106,420	—	108,898	—
LargeCap Value Fund III	325,562	121,649	64,061	369,288
MidCap Growth Fund III	232,463	33,755	35,130	215,997
MidCap Value Fund III	227,605	22,024	35,131	196,094
Origin Emerging Markets Fund	66,365	2,676	9,299	61,405
Overseas Fund	496,420	25,199	74,392	444,059
Real Estate Securities Fund	87,982	16,713	17,220	82,885
SmallCap Growth Fund I	96,036	6,611	14,120	88,737
SmallCap Value Fund II	93,602	6,747	14,120	81,175
	$4,488,258	$453,006	$874,563	$3,989,759

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$216	$2,161	$3,854	$4,999
Bond Market Index Fund	4,413	(379)	—	(7,507)
Core Plus Bond Fund	5,800	(12)	—	(12,337)
Diversified International Fund	9,139	(1,419)	—	2,699
Diversified Real Asset Fund	—	1,718	—	(1,554)
Equity Income Fund	1,749	2,105	6,386	(5,548)
High Yield Fund I	3,155	28	—	(3,375)
International Emerging Markets Fund	834	(9)	—	1,953
International Small Company Fund	7,228	865	754	(37)
LargeCap Growth Fund I	2,718	18,094	27,530	(6,688)
LargeCap S&P 500 Index Fund	10,202	(660)	28,373	(16,221)
LargeCap Value Fund	—	46,023	—	(43,545)
LargeCap Value Fund III	9,018	(543)	18,747	(13,319)
MidCap Growth Fund III	9,647	21	18,790	(15,112)
MidCap Value Fund III	7,689	1,266	9,018	(19,670)
Origin Emerging Markets Fund	636	994	—	669
Overseas Fund	12,503	296	3,099	(3,464)
Real Estate Securities Fund	1,089	(44)	1,921	(4,546)
SmallCap Growth Fund I	2,237	1,214	3,318	(1,004)
SmallCap Value Fund II	2,613	1,594	3,078	(6,648)
	$90,886	$73,313	$124,868	$(150,255)
Amounts in thousands

See accompanying notes

35

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.46%
Blue Chip Fund (a)	3,842,231	$85,490
International Emerging Markets Fund (a)	1,243,976	36,946
International Small Company Fund (a)	7,107,143	91,967
LargeCap Growth Fund I (a)	17,233,114	264,528
MidCap Value Fund III (a)	5,898,986	120,693
Origin Emerging Markets Fund (a)	3,022,906	37,182
Real Estate Securities Fund (a)	2,101,026	47,483
SmallCap Growth Fund I (a)	3,824,182	54,533
SmallCap Value Fund II (a)	3,842,231	49,949
		$788,771
Principal Funds, Inc. Institutional Class - 65.55%
Bond Market Index Fund (a)	4,633,914	49,490
Core Plus Bond Fund (a)	9,769,554	103,557
Diversified International Fund (a)	19,977,156	278,881
Equity Income Fund (a)	2,544,198	78,234
High Yield Fund I (a)	4,185,702	40,476
LargeCap S&P 500 Index Fund (a)	17,996,403	313,677
LargeCap Value Fund III (a)	13,707,177	228,499
MidCap Growth Fund III (a)	11,701,388	132,928
Overseas Fund (a)	23,951,599	274,485
		$1,500,227
TOTAL INVESTMENT COMPANIES		$2,288,998
Total Investments		$2,288,998
Other Assets and Liabilities - (0.01)%		$(195)
TOTAL NET ASSETS - 100.00%		$2,288,803

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.13%
International Equity Funds	31.43%
Fixed Income Funds	8.45%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

36

	Schedule of Investments
	Principal LifeTime 2050 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$92,825	$4,563	$16,306	$85,490
Bond Market Index Fund	57,551	6,155	11,751	49,490
Core Plus Bond Fund	118,510	11,196	22,265	103,557
Diversified International Fund	310,678	16,709	49,269	278,881
Diversified Real Asset Fund	31,568	—	31,659	—
Equity Income Fund	88,546	7,050	15,229	78,234
High Yield Fund I	47,596	2,500	8,245	40,476
International Emerging Markets Fund	39,619	2,143	5,978	36,946
International Small Company Fund	99,020	7,898	15,461	91,967
LargeCap Growth Fund I	278,851	24,818	46,075	264,528
LargeCap S&P 500 Index Fund	323,141	57,461	56,485	313,677
LargeCap Value Fund	62,815	—	63,908	—
LargeCap Value Fund III	201,669	77,273	42,260	228,499
MidCap Growth Fund III	142,885	22,412	23,088	132,928
MidCap Value Fund III	139,910	15,195	23,088	120,693
Origin Emerging Markets Fund	40,137	2,026	5,979	37,182
Overseas Fund	305,024	20,694	49,269	274,485
Real Estate Securities Fund	56,965	3,232	10,307	47,483
SmallCap Growth Fund I	58,131	5,538	9,278	54,533
SmallCap Value Fund II	56,693	5,625	9,275	49,949
	$2,552,134	$292,488	$515,175	$2,288,998

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$133	$2,031	$2,372	$2,377
Bond Market Index Fund	1,379	(29)	—	(2,436)
Core Plus Bond Fund	1,826	(7)	—	(3,877)
Diversified International Fund	5,662	(307)	—	1,070
Diversified Real Asset Fund	—	932	—	(841)
Equity Income Fund	1,074	928	3,918	(3,061)
High Yield Fund I	1,291	(63)	—	(1,312)
International Emerging Markets Fund	502	1	—	1,161
International Small Company Fund	4,405	520	459	(10)
LargeCap Growth Fund I	1,673	7,423	16,940	(489)
LargeCap S&P 500 Index Fund	6,301	(409)	17,529	(10,031)
LargeCap Value Fund	—	26,055	—	(24,962)
LargeCap Value Fund III	5,576	(298)	11,595	(7,885)
MidCap Growth Fund III	5,935	10	11,561	(9,291)
MidCap Value Fund III	4,730	182	5,549	(11,506)
Origin Emerging Markets Fund	385	603	—	395
Overseas Fund	7,731	20	1,916	(1,984)
Real Estate Securities Fund	623	128	1,097	(2,535)
SmallCap Growth Fund I	1,375	110	2,039	32
SmallCap Value Fund II	1,607	118	1,893	(3,212)
	$52,208	$37,948	$76,868	$(78,397)
Amounts in thousands

See accompanying notes

37

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 28.30%
Blue Chip Fund (a)	851,087	$18,937
Diversified Real Asset Fund (a)	1,013,493	11,878
Global Diversified Income Fund (a)	3,477,576	48,025
Global Multi-Strategy Fund (a)	2,986,381	33,209
International Small Company Fund (a)	451,616	5,844
MidCap Fund (a)	501,229	13,453
SmallCap Growth Fund I (a)	200,931	2,865
SmallCap Value Fund II (a)	200,885	2,611
		$136,822
Principal Funds, Inc. Institutional Class - 71.71%
Bond Market Index Fund (a)	4,384,143	46,823
Core Plus Bond Fund (a)	9,900,163	104,942
Diversified International Fund (a)	1,186,635	16,566
Equity Income Fund (a)	555,308	17,076
Global Opportunities Fund (a)	802,896	10,084
Inflation Protection Fund (a)	2,839,547	24,079
LargeCap S&P 500 Index Fund (a)	942,243	16,423
Overseas Fund (a)	1,425,055	16,331
Short-Term Income Fund (a)	7,833,064	94,310
		$346,634
TOTAL INVESTMENT COMPANIES		$483,456
Total Investments		$483,456
Other Assets and Liabilities - (0.01)%		$(56)
TOTAL NET ASSETS - 100.00%		$483,400

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	55.89%
Specialty Funds	19.26%
Domestic Equity Funds	14.76%
International Equity Funds	10.10%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

38

	Schedule of Investments
	Principal LifeTime Strategic Income Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$20,641	$829	$3,531	$18,937
Bond Market Index Fund	62,240	2,333	15,226	46,823
Core Plus Bond Fund	128,989	4,103	24,064	104,942
Diversified International Fund	18,766	598	2,849	16,566
Diversified Real Asset Fund	5,736	9,288	3,162	11,878
Equity Income Fund	20,255	1,376	4,088	17,076
Global Diversified Income Fund	57,535	2,199	10,688	48,025
Global Multi-Strategy Fund	37,208	1,976	4,650	33,209
Global Opportunities Fund	12,005	1,358	2,459	10,084
Inflation Protection Fund	37,433	1,055	14,002	24,079
International Small Company Fund	6,366	394	950	5,844
LargeCap S&P 500 Index Fund	17,289	2,885	3,210	16,423
MidCap Fund	15,740	745	2,740	13,453
Overseas Fund	18,465	833	2,850	16,331
Short-Term Income Fund	112,719	3,157	20,190	94,310
SmallCap Growth Fund I	3,108	222	476	2,865
SmallCap Value Fund II	3,023	226	476	2,611
	$577,518	$33,577	$115,611	$483,456

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$29	$617	$520	$381
Bond Market Index Fund	1,389	(289)	—	(2,235)
Core Plus Bond Fund	1,893	(34)	—	(4,052)
Diversified International Fund	333	(61)	—	112
Diversified Real Asset Fund	318	(12)	—	28
Equity Income Fund	237	1,088	859	(1,555)
Global Diversified Income Fund	1,266	(14)	—	(1,007)
Global Multi-Strategy Fund	891	175	162	(1,500)
Global Opportunities Fund	994	117	168	(937)
Inflation Protection Fund	564	651	—	(1,058)
International Small Company Fund	277	57	29	(23)
LargeCap S&P 500 Index Fund	332	(5)	924	(536)
MidCap Fund	21	925	498	(1,217)
Overseas Fund	455	161	113	(278)
Short-Term Income Fund	1,045	12	—	(1,388)
SmallCap Growth Fund I	72	117	106	(106)
SmallCap Value Fund II	83	104	98	(266)
	$10,199	$3,609	$3,477	$(15,637)
Amounts in thousands

See accompanying notes

39

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Money Market Funds - 0.59%
Principal Government Money Market Fund	27,906,628	$27,907
1.55%(a),(b)

Principal Exchange-Traded Funds - 18.51%
Principal Active Global Dividend Income ETF	7,708,100	213,751
(a)
Principal EDGE Active Income ETF (a)	1,406,000	56,535
Principal Investment Grade Corporate Active	998,000	24,700
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	18,875,700	478,877
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,340,000	104,008
ETF (a)
		$877,871
Principal Funds, Inc. Class R-6 - 42.78%
Blue Chip Fund (a)	15,927,650	354,390
Diversified Real Asset Fund (a)	14,426,147	169,074
EDGE MidCap Fund (a)	13,118,336	180,115
Global Multi-Strategy Fund (a)	17,054,218	189,643
Global Real Estate Securities Fund (a)	14,439,820	137,323
High Yield Fund (a)	10,162,451	73,678
Income Fund (a)	61,988,643	578,974
International Emerging Markets Fund (a)	3,518,030	104,485
International Small Company Fund (a)	5,129,173	66,371
Preferred Securities Fund (a)	12,419,584	124,941
Real Estate Debt Income Fund (a)	5,348,659	49,850
		$2,028,844
Principal Funds, Inc. Institutional Class - 38.18%
Diversified International Fund (a)	40,723,300	568,498
Equity Income Fund (a)	18,334,006	563,771
Government & High Quality Bond Fund (a)	25,943,877	262,552
Inflation Protection Fund (a)	9,387,052	79,602
Short-Term Income Fund (a)	27,948,132	336,495
		$1,810,918
TOTAL INVESTMENT COMPANIES		$4,745,540
Total Investments		$4,745,540
Other Assets and Liabilities - (0.06)%		$(2,661)
TOTAL NET ASSETS - 100.00%		$4,742,879

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.45%
Fixed Income Funds	33.45%
International Equity Funds	23.00%
Specialty Funds	7.57%
Investment Companies	0.59%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

40

	Schedule of Investments
	SAM Balanced Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,974	$100,066	$7,593	$354,390
Diversified International Fund	574,399	22,361	29,624	568,498
Diversified Real Asset Fund	201,097	7,597	40,493	169,074
EDGE MidCap Fund	102,805	75,233	2,375	180,115
Equity Income Fund	538,712	63,563	22,744	563,771
Global Multi-Strategy Fund	370,582	6,884	180,152	189,643
Global Real Estate Securities Fund	129,904	9,206	2,050	137,323
Government & High Quality Bond Fund	253,112	29,199	11,782	262,552
High Yield Fund	71,327	7,413	2,564	73,678
Income Fund	574,164	53,571	33,431	578,974
Inflation Protection Fund	74,443	6,947	635	79,602
International Emerging Markets Fund	116,958	1,645	17,525	104,485
International Small Company Fund	63,851	3,469	1,346	66,371
LargeCap Growth Fund	142,354	12,219	149,259	—
LargeCap Value Fund	288,488	43,802	302,284	—
Preferred Securities Fund	122,658	12,851	5,532	124,941
Principal Active Global Dividend Income	126,330	82,532	—	213,751
ETF
Principal Capital Appreciation Fund	136,085	5,747	142,117	—
Principal EDGE Active Income ETF	53,950	4,735	—	56,535
Principal Government Money Market Fund	—	347,311	319,404	27,907
Principal Investment Grade Corporate	—	24,645	—	24,700
Active ETF
Principal U.S. Mega-Cap Multi-Factor Index	57,753	434,743	—	478,877
ETF
Principal U.S. Small-Cap Multi-Factor	74,261	27,136	—	104,008
Index ETF
Real Estate Debt Income Fund	46,556	7,045	2,287	49,850
Short-Term Income Fund	316,071	38,443	13,535	336,495
Small-MidCap Dividend Income Fund	203,415	5,869	206,648	—
	$4,886,249	$1,434,232	$1,493,380	$4,745,540

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$439	$(222)	$7,830	$15,165
Diversified International Fund	10,314	1,552	—	(190)
Diversified Real Asset Fund	3,882	1,903	—	(1,030)
EDGE MidCap Fund	721	(93)	1,384	4,545
Equity Income Fund	7,174	127	25,073	(15,887)
Global Multi-Strategy Fund	5,656	8,177	1,032	(15,848)
Global Real Estate Securities Fund	3,070	(73)	2,100	336
Government & High Quality Bond Fund	3,841	(410)	—	(7,567)
High Yield Fund	2,075	(31)	—	(2,467)
Income Fund	10,114	(915)	—	(14,415)
Inflation Protection Fund	1,547	(15)	—	(1,138)
International Emerging Markets Fund	1,395	3,577	—	(170)
International Small Company Fund	2,846	6	297	391
LargeCap Growth Fund	2,599	72,611	9,621	(77,925)
LargeCap Value Fund	19,080	28,893	24,722	(58,899)
Preferred Securities Fund	3,247	(88)	199	(4,948)
Principal Active Global Dividend Income
ETF	2,713	—	11	4,889
Principal Capital Appreciation Fund	1,029	81,283	4,717	(80,998)
Principal EDGE Active Income ETF	1,615	—	226	(2,150)
Principal Government Money Market Fund	155	—	—	—
Principal Investment Grade Corporate
Active ETF	—	—	—	55
Principal U.S. Mega-Cap Multi-Factor Index
ETF	2,464	—	—	(13,619)
Principal U.S. Small-Cap Multi-Factor
Index ETF	559	—	—	2,611
Real Estate Debt Income Fund	931	(40)	—	(1,424)
Short-Term Income Fund	3,450	(176)	—	(4,308)
Small-MidCap Dividend Income Fund	2,138	69,569	3,731	(72,205)
	$93,054	$265,635	$80,943	$(347,196)
Amounts in thousands

See accompanying notes

41

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Money Market Funds - 0.39%
Principal Government Money Market Fund	6,828,777	$6,829
1.55%(a),(b)

Principal Exchange-Traded Funds - 13.23%
Principal Active Global Dividend Income ETF	1,315,000	36,466
(a)
Principal EDGE Active Income ETF (a)	1,047,000	42,100
Principal Investment Grade Corporate Active	659,100	16,313
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	4,484,000	113,759
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	756,900	23,570
ETF (a)
		$232,208
Principal Funds, Inc. Class R-6 - 47.05%
Blue Chip Fund (a)	3,780,867	84,124
Diversified Real Asset Fund (a)	4,570,264	53,564
EDGE MidCap Fund (a)	3,075,983	42,233
Global Diversified Income Fund (a)	3,451,773	47,669
Global Multi-Strategy Fund (a)	6,295,198	70,003
Global Real Estate Securities Fund (a)	3,795,154	36,092
High Yield Fund (a)	6,229,436	45,163
Income Fund (a)	33,871,275	316,358
International Emerging Markets Fund (a)	908,259	26,975
International Small Company Fund (a)	1,247,934	16,148
Preferred Securities Fund (a)	7,112,725	71,554
Real Estate Debt Income Fund (a)	1,714,923	15,983
		$825,866
Principal Funds, Inc. Institutional Class - 39.38%
Diversified International Fund (a)	10,121,296	141,293
Equity Income Fund (a)	4,381,930	134,744
Government & High Quality Bond Fund (a)	17,007,007	172,111
Inflation Protection Fund (a)	5,533,779	46,927
Short-Term Income Fund (a)	16,292,959	196,167
		$691,242
TOTAL INVESTMENT COMPANIES		$1,756,145
Total Investments		$1,756,145
Other Assets and Liabilities - (0.05)%		$(924)
TOTAL NET ASSETS - 100.00%		$1,755,221

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.56%
Domestic Equity Funds	22.70%
International Equity Funds	14.65%
Specialty Funds	9.75%
Investment Companies	0.39%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

42

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$41,215	$41,461	$1,476	$84,124
Diversified International Fund	144,496	7,969	11,526	141,293
Diversified Real Asset Fund	53,254	2,596	2,486	53,564
EDGE MidCap Fund	33,096	8,362	584	42,233
Equity Income Fund	120,343	27,143	9,082	134,744
Global Diversified Income Fund	48,300	2,500	2,164	47,669
Global Multi-Strategy Fund	86,980	3,490	17,745	70,003
Global Real Estate Securities Fund	27,261	9,498	778	36,092
Government & High Quality Bond Fund	174,378	11,408	8,382	172,111
High Yield Fund	46,357	2,532	2,163	45,163
Income Fund	331,272	18,585	25,002	316,358
Inflation Protection Fund	40,709	7,770	849	46,927
International Emerging Markets Fund	31,084	474	5,469	26,975
International Small Company Fund	15,973	1,705	1,631	16,148
LargeCap Growth Fund	44,210	3,758	46,318	—
LargeCap Value Fund	93,531	13,815	97,847	—
Preferred Securities Fund	73,546	4,642	3,720	71,554
Principal Active Global Dividend Income	35,391	—	—	36,466
ETF
Principal Capital Appreciation Fund	36,278	1,441	37,782	—
Principal EDGE Active Income ETF	43,734	—	—	42,100
Principal Government Money Market Fund	—	86,680	79,851	6,829
Principal Investment Grade Corporate	—	16,277	—	16,313
Active ETF
Principal U.S. Mega-Cap Multi-Factor Index	17,577	99,696	—	113,759
ETF
Principal U.S. Small-Cap Multi-Factor	21,536	1,344	—	23,570
Index ETF
Real Estate Debt Income Fund	15,647	1,132	309	15,983
Short-Term Income Fund	196,327	14,664	12,177	196,167
Small-MidCap Dividend Income Fund	32,416	901	32,889	—
	$1,804,911	$389,843	$400,230	$1,756,145

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$84	$(53)	$1,500	$2,977
Diversified International Fund	2,553	710	—	(356)
Diversified Real Asset Fund	1,227	(33)	—	233
EDGE MidCap Fund	199	(24)	382	1,383
Equity Income Fund	1,639	(64)	5,561	(3,596)
Global Diversified Income Fund	1,145	(10)	—	(957)
Global Multi-Strategy Fund	1,846	631	337	(3,353)
Global Real Estate Securities Fund	715	(35)	479	146
Government & High Quality Bond Fund	2,548	(498)	—	(4,795)
High Yield Fund	1,297	(28)	—	(1,535)
Income Fund	5,626	(795)	—	(7,702)
Inflation Protection Fund	918	(21)	—	(682)
International Emerging Markets Fund	366	1,066	—	(180)
International Small Company Fund	683	153	71	(52)
LargeCap Growth Fund	799	20,813	2,959	(22,463)
LargeCap Value Fund	6,022	8,894	7,794	(18,393)
Preferred Securities Fund	1,878	(45)	115	(2,869)
Principal Active Global Dividend Income
ETF	492	—	2	1,075
Principal Capital Appreciation Fund	259	20,735	1,182	(20,672)
Principal EDGE Active Income ETF	1,261	—	179	(1,634)
Principal Government Money Market Fund	51	—	—	—
Principal Investment Grade Corporate
Active ETF	—	—	—	36
Principal U.S. Mega-Cap Multi-Factor Index
ETF	580	—	—	(3,514)
Principal U.S. Small-Cap Multi-Factor
Index ETF	136	—	—	690
Real Estate Debt Income Fund	308	(6)	—	(481)
Short-Term Income Fund	2,035	(144)	—	(2,503)
Small-MidCap Dividend Income Fund	328	12,996	573	(13,424)
	$34,995	$64,242	$21,134	$(102,621)
Amounts in thousands

See accompanying notes

43

		Schedule of Investments
		SAM Conservative Growth Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Money Market Funds - 0.35%
Principal Government Money Market Fund	11,006,233	$11,006
1.55%(a),(b)

Principal Exchange-Traded Funds - 20.09%
Principal Active Global Dividend Income ETF	3,730,000	103,435
(a)
Principal U.S. Mega-Cap Multi-Factor Index	17,103,500	433,916
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,208,000	99,897
ETF (a)
		$637,248
Principal Funds, Inc. Class R-6 - 38.31%
Blue Chip Fund (a)	14,226,950	316,549
Diversified Real Asset Fund (a)	10,900,829	127,758
EDGE MidCap Fund (a)	13,056,150	179,261
Global Multi-Strategy Fund (a)	4,727,203	52,566
Global Real Estate Securities Fund (a)	8,924,149	84,869
Income Fund (a)	18,208,345	170,066
International Small Company Fund (a)	4,447,663	57,553
Multi-Manager Equity Long/Short Fund (a)	7,885,555	83,981
Origin Emerging Markets Fund (a)	7,703,900	94,758
Preferred Securities Fund (a)	4,739,934	47,684
		$1,215,045
Principal Funds, Inc. Institutional Class - 41.30%
Diversified International Fund (a)	40,076,396	559,467
Equity Income Fund (a)	16,525,169	508,149
Government & High Quality Bond Fund (a)	9,138,079	92,477
Short-Term Income Fund (a)	12,422,591	149,568
		$1,309,661
TOTAL INVESTMENT COMPANIES		$3,172,960
Total Investments		$3,172,960
Other Assets and Liabilities - (0.05)%		$(1,566)
TOTAL NET ASSETS - 100.00%		$3,171,394

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.48%
International Equity Funds	28.38%
Fixed Income Funds	14.50%
Specialty Funds	8.34%
Investment Companies	0.35%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

44

	Schedule of Investments
	SAM Conservative Growth Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$200,954	$108,557	$5,662	$316,549
Diversified International Fund	563,203	23,241	28,210	559,467
Diversified Real Asset Fund	125,098	7,314	5,213	127,758
EDGE MidCap Fund	163,061	13,600	3,702	179,261
Equity Income Fund	307,053	227,566	10,305	508,149
Global Multi-Strategy Fund	53,550	2,818	1,780	52,566
Global Real Estate Securities Fund	44,012	42,218	1,590	84,869
Government & High Quality Bond Fund	90,192	7,942	2,849	92,477
Income Fund	168,759	11,737	6,046	170,066
International Small Company Fund	57,799	3,037	3,630	57,553
LargeCap Growth Fund	173,073	14,786	181,457	—
LargeCap Value Fund	313,544	45,707	328,251	—
Multi-Manager Equity Long/Short Fund	87,268	5,050	5,095	83,981
Origin Emerging Markets Fund	118,808	1,046	28,463	94,758
Preferred Securities Fund	47,140	3,766	1,299	47,684
Principal Active Global Dividend Income	100,386	—	—	103,435
ETF
Principal Capital Appreciation Fund	158,192	6,468	165,013	—
Principal Government Money Market Fund	—	265,566	254,560	11,006
Principal U.S. Mega-Cap Multi-Factor Index	55,242	391,291	—	433,916
ETF
Principal U.S. Small-Cap Multi-Factor	77,312	20,126	—	99,897
Index ETF
Short-Term Income Fund	146,460	12,151	7,032	149,568
Small-MidCap Dividend Income Fund	168,576	4,576	171,105	—
	$3,219,682	$1,218,563	$1,211,262	$3,172,960

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$367	$(133)	$6,544	$12,833
Diversified International Fund	10,087	828	—	405
Diversified Real Asset Fund	2,875	(48)	—	607
EDGE MidCap Fund	884	(61)	1,697	6,363
Equity Income Fund	5,657	(343)	17,879	(15,822)
Global Multi-Strategy Fund	1,314	32	239	(2,054)
Global Real Estate Securities Fund	1,488	(68)	976	297
Government & High Quality Bond Fund	1,353	(118)	—	(2,690)
Income Fund	2,911	(94)	—	(4,290)
International Small Company Fund	2,524	179	264	168
LargeCap Growth Fund	3,145	81,511	11,642	(87,913)
LargeCap Value Fund	19,910	27,921	25,797	(58,921)
Multi-Manager Equity Long/Short Fund	2,787	76	1,666	(3,318)
Origin Emerging Markets Fund	1,046	6,341	—	(2,974)
Preferred Securities Fund	1,240	(35)	75	(1,888)
Principal Active Global Dividend Income
ETF	1,397	—	6	3,049
Principal Capital Appreciation Fund	1,157	90,453	5,311	(90,100)
Principal Government Money Market Fund	78	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	2,217	—	—	(12,617)
Principal U.S. Small-Cap Multi-Factor
Index ETF	531	—	—	2,459
Short-Term Income Fund	1,546	(88)	—	(1,923)
Small-MidCap Dividend Income Fund	1,666	59,010	2,910	(61,057)
	$66,180	$265,363	$75,006	$(319,386)
Amounts in thousands

See accompanying notes

45

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Money Market Funds - 1.59%
Principal Government Money Market Fund	42,516,917	$42,517
1.55%(a),(b)

Principal Exchange-Traded Funds - 15.09%
Principal Active Global Dividend Income ETF	6,484,100	179,809
(a)
Principal EDGE Active Income ETF (a)	1,664,800	66,941
Principal Investment Grade Corporate Active	1,221,000	30,220
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	5,015,200	127,236
ETF (a)
		$404,206
Principal Funds, Inc. Class R-6 - 46.65%
EDGE MidCap Fund (a)	2,700,775	37,082
Global Diversified Income Fund (a)	9,771,845	134,949
Global Real Estate Securities Fund (a)	10,186,322	96,872
High Yield Fund (a)	16,593,846	120,305
Income Fund (a)	71,787,209	670,493
Preferred Securities Fund (a)	13,810,138	138,930
Real Estate Debt Income Fund (a)	5,478,479	51,059
		$1,249,690
Principal Funds, Inc. Institutional Class - 36.68%
Equity Income Fund (a)	5,245,041	161,285
Government & High Quality Bond Fund (a)	29,938,518	302,978
Inflation Protection Fund (a)	20,679,457	175,362
Short-Term Income Fund (a)	28,484,010	342,947
		$982,572
TOTAL INVESTMENT COMPANIES		$2,678,985
Total Investments		$2,678,985
Other Assets and Liabilities - (0.01)%		$(394)
TOTAL NET ASSETS - 100.00%		$2,678,591

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.90%
Domestic Equity Funds	12.15%
International Equity Funds	10.33%
Specialty Funds	5.04%
Investment Companies	1.59%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

46

	Schedule of Investments
	SAM Flexible Income Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Diversified International Fund	$58,755	$402	$59,354	$—
EDGE MidCap Fund	—	38,086	1,337	37,082
Equity Income Fund	273,840	14,301	123,678	161,285
Global Diversified Income Fund	138,102	5,321	5,724	134,949
Global Real Estate Securities Fund	95,557	5,287	4,173	96,872
Government & High Quality Bond Fund	310,380	14,992	13,078	302,978
High Yield Fund	123,340	6,237	5,136	120,305
Income Fund	710,888	31,369	53,710	670,493
Inflation Protection Fund	176,707	8,267	6,899	175,362
International Emerging Markets Fund	18,109	123	18,993	—
LargeCap Growth Fund	45,466	3,819	47,618	—
LargeCap Value Fund	59,271	9,058	62,138	—
Preferred Securities Fund	143,784	6,641	5,842	138,930
Principal Active Global Dividend Income	43,976	134,213	—	179,809
ETF
Principal EDGE Active Income ETF	67,827	1,716	—	66,941
Principal Government Money Market Fund	—	198,729	156,212	42,517
Principal Investment Grade Corporate	—	30,153	—	30,220
Active ETF
Principal U.S. Mega-Cap Multi-Factor Index	18,707	112,057	—	127,236
ETF
Real Estate Debt Income Fund	51,449	3,587	2,400	51,059
Short-Term Income Fund	350,877	14,330	17,625	342,947
Small-MidCap Dividend Income Fund	70,242	2,251	71,546	—
	$2,757,277	$640,939	$655,463	$2,678,985

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund	$319	$16,119	$—	$(15,922)
EDGE MidCap Fund	89	(56)	170	389
Equity Income Fund	2,607	23,542	10,389	(26,720)
Global Diversified Income Fund	3,268	(57)	—	(2,693)
Global Real Estate Securities Fund	2,199	(27)	1,507	228
Government & High Quality Bond Fund	4,494	(1,002)	—	(8,314)
High Yield Fund	3,448	(52)	—	(4,084)
Income Fund	11,968	(2,005)	—	(16,049)
Inflation Protection Fund	3,601	(133)	—	(2,580)
International Emerging Markets Fund	123	6,330	—	(5,569)
LargeCap Growth Fund	812	14,324	3,007	(15,991)
LargeCap Value Fund	3,949	5,742	5,109	(11,933)
Preferred Securities Fund	3,646	(91)	224	(5,562)
Principal Active Global Dividend Income
ETF	1,929	—	7	1,620
Principal EDGE Active Income ETF	1,974	—	278	(2,602)
Principal Government Money Market Fund	152	—	—	—
Principal Investment Grade Corporate
Active ETF	—	—	—	67
Principal U.S. Mega-Cap Multi-Factor Index
ETF	663	—	—	(3,528)
Real Estate Debt Income Fund	997	(59)	—	(1,518)
Short-Term Income Fund	3,563	(246)	—	(4,389)
Small-MidCap Dividend Income Fund	730	28,949	1,272	(29,896)
	$50,531	$91,278	$21,963	$(155,046)
Amounts in thousands

See accompanying notes

47

		Schedule of Investments
		SAM Strategic Growth Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)
Money Market Funds - 0.20%
Principal Government Money Market Fund	3,903,985	$3,904
1.55%(a),(b)

Principal Exchange-Traded Funds - 26.45%
Principal Active Global Dividend Income ETF	3,486,000	96,669
(a)
Principal EDGE Active Income ETF (a)	1,905,300	76,612
Principal U.S. Mega-Cap Multi-Factor Index	10,382,400	263,402
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,641,700	82,263
ETF (a)
		$518,946
Principal Funds, Inc. Class R-6 - 34.64%
Blue Chip Fund (a)	8,624,130	191,887
EDGE MidCap Fund (a)	8,594,794	118,006
Global Multi-Strategy Fund (a)	2,884,592	32,077
Global Real Estate Securities Fund (a)	9,398,584	89,381
International Small Company Fund (a)	3,189,180	41,268
Multi-Manager Equity Long/Short Fund (a)	4,204,242	44,775
Origin Emerging Markets Fund (a)	9,302,686	114,423
Real Estate Debt Income Fund (a)	5,127,296	47,786
		$679,603
Principal Funds, Inc. Institutional Class - 38.78%
Diversified International Fund (a)	29,862,625	416,882
Equity Income Fund (a)	10,022,678	308,197
Short-Term Income Fund (a)	2,963,656	35,683
		$760,762
TOTAL INVESTMENT COMPANIES		$1,963,215
Total Investments		$1,963,215
Other Assets and Liabilities - (0.07)%		$(1,350)
TOTAL NET ASSETS - 100.00%		$1,961,865

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.12%
International Equity Funds	38.67%
Fixed Income Funds	8.16%
Specialty Funds	3.92%
Investment Companies	0.20%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

48

	Schedule of Investments
	SAM Strategic Growth Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$—	$191,577	$3,445	$191,887
Diversified International Fund	420,336	17,486	21,888	416,882
EDGE MidCap Fund	42,661	74,780	1,626	118,006
Equity Income Fund	146,276	177,063	4,735	308,197
Global Multi-Strategy Fund	33,361	1,459	1,508	32,077
Global Real Estate Securities Fund	86,036	7,015	3,919	89,381
International Small Company Fund	41,134	2,137	2,259	41,268
LargeCap Growth Fund	146,583	12,994	154,118	—
LargeCap Value Fund	171,854	25,619	180,020	—
Multi-Manager Equity Long/Short Fund	45,857	3,004	2,378	44,775
Origin Emerging Markets Fund	132,534	1,441	23,028	114,423
Principal Active Global Dividend Income	93,819	—	—	96,669
ETF
Principal Capital Appreciation Fund	255,010	10,988	266,431	—
Principal EDGE Active Income ETF	77,684	1,836	—	76,612
Principal Government Money Market Fund	—	153,812	149,908	3,904
Principal U.S. Mega-Cap Multi-Factor Index	37,163	233,831	—	263,402
ETF
Principal U.S. Small-Cap Multi-Factor	79,886	—	—	82,263
Index ETF
Real Estate Debt Income Fund	48,544	3,032	2,342	47,786
Short-Term Income Fund	34,465	2,648	960	35,683
Small-MidCap Dividend Income Fund	81,600	2,162	82,878	—
	$1,974,803	$922,884	$901,443	$1,963,215

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$125	$(115)	$2,225	$3,870
Diversified International Fund	7,481	869	—	79
EDGE MidCap Fund	397	(57)	762	2,248
Equity Income Fund	3,294	(322)	10,022	(10,085)
Global Multi-Strategy Fund	815	16	149	(1,251)
Global Real Estate Securities Fund	1,985	(31)	1,358	280
International Small Company Fund	1,800	186	188	70
LargeCap Growth Fund	2,764	64,892	10,230	(70,351)
LargeCap Value Fund	11,161	15,980	14,459	(33,433)
Multi-Manager Equity Long/Short Fund	1,460	45	873	(1,753)
Origin Emerging Markets Fund	1,192	4,877	—	(1,401)
Principal Active Global Dividend Income
ETF	1,305	—	5	2,850
Principal Capital Appreciation Fund	1,976	121,654	9,011	(121,221)
Principal EDGE Active Income ETF	2,252	—	318	(2,908)
Principal Government Money Market Fund	47	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	1,340	—	—	(7,592)
Principal U.S. Small-Cap Multi-Factor
Index ETF	474	—	—	2,377
Real Estate Debt Income Fund	918	(10)	—	(1,438)
Short-Term Income Fund	362	(9)	—	(461)
Small-MidCap Dividend Income Fund	787	32,480	1,376	(33,364)
	$41,935	$240,455	$50,976	$(273,484)
Amounts in thousands

See accompanying notes

49

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2018	(c)	$14.07	$0.24	($0.16)	$0.08	($0.32)	($0.30)	($0.62)	$13.53
2017		13.31	0.23	1.03	1.26	(0.22)	(0.28)	(0.50)	14.07
2016		13.55	0.22	0.14	0.36	(0.20)	(0.40)	(0.60)	13.31
2015		13.76	0.26	(0.22)	0.04	(0.25)	–	(0.25)	13.55
2014		13.18	0.23	0.57	0.80	(0.22)	–	(0.22)	13.76
2013		12.18	0.24	1.01	1.25	(0.25)	–	(0.25)	13.18
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2018	(c)	14.81	0.29	(0.09)	0.20	(0.34)	(0.42)	(0.76)	14.25
2017		13.45	0.22	1.58	1.80	(0.21)	(0.23)	(0.44)	14.81
2016		14.24	0.20	0.09	0.29	(0.18)	(0.90)	(1.08)	13.45
2015		14.99	0.33	(0.25)	0.08	(0.31)	(0.52)	(0.83)	14.24
2014		14.32	0.23	0.82	1.05	(0.23)	(0.15)	(0.38)	14.99
2013		12.66	0.24	1.67	1.91	(0.25)	–	(0.25)	14.32
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2018	(c)	15.24	0.31	0.01	0.32	(0.34)	(0.47)	(0.81)	14.75
2017		13.44	0.18	2.10	2.28	(0.19)	(0.29)	(0.48)	15.24
2016		14.44	0.18	(0.01)	0.17	(0.16)	(1.01)	(1.17)	13.44
2015		15.24	0.34	(0.22)	0.12	(0.34)	(0.58)	(0.92)	14.44
2014		14.48	0.23	0.95	1.18	(0.23)	(0.19)	(0.42)	15.24
2013		12.45	0.23	2.04	2.27	(0.24)	–	(0.24)	14.48

See accompanying notes.

50

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

0.60	%(d)	$29,022	0.38%(e),(f),(g)		3.58	%(e)	10.8	%(e)
9.78		33,206	0.38 (f)	,(g)	1.69		13.0
2.83		33,881	0.39 (f)	,(g)	1.68		15.1
0.26		42,365	0.41 (f)	,(g)	1.90		32.7
6.14		42,880	0.41 (f)	,(g)	1.69		24.1
10.45		41,988	0.41 (f)	,(g)	1.93		15.2

1.35	(d)	106,680	0.38 (e)	,(f),(g)	3.98	(e)	11.4	(e)
13.78		123,884	0.37 (f)	,(g)	1.55		14.2
2.31		118,522	0.39 (f)	,(g)	1.54		12.0
0.58		133,985	0.41 (f)	,(g)	2.26		33.5
7.44		128,189	0.41 (f)	,(g)	1.60		18.6
15.35		118,277	0.41 (f)	,(g)	1.79		25.7

2.11	(d)	120,220	0.38 (e)	,(f),(g)	4.20	(e)	20.6	(e)
17.45		139,849	0.38 (f)	,(g)	1.31		20.9
1.49		117,542	0.39 (f)	,(g)	1.36		15.2
0.88		125,826	0.41 (f)	,(g)	2.31		36.0
8.36		116,459	0.41 (f)	,(g)	1.57		15.3
18.51		104,960	0.41 (f)	,(g)	1.74		25.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

51

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2018	(c)	$15.89	$0.28	$0.16	$0.44	($0.30)	($0.59)	($0.89)	$15.44
2017		13.86	0.18	2.48	2.66	(0.17)	(0.46)	(0.63)	15.89
2016		14.67	0.17	(0.11)	0.06	(0.15)	(0.72)	(0.87)	13.86
2015		15.50	0.34	(0.18)	0.16	(0.36)	(0.63)	(0.99)	14.67
2014		14.80	0.21	1.09	1.30	(0.23)	(0.37)	(0.60)	15.50
2013		12.42	0.22	2.39	2.61	(0.23)	–	(0.23)	14.80
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2018	(c)	16.03	0.29	0.23	0.52	(0.29)	(0.46)	(0.75)	15.80
2017		13.78	0.15	2.70	2.85	(0.15)	(0.45)	(0.60)	16.03
2016		14.51	0.16	(0.13)	0.03	(0.14)	(0.62)	(0.76)	13.78
2015		15.31	0.34	(0.17)	0.17	(0.36)	(0.61)	(0.97)	14.51
2014		14.61	0.20	1.13	1.33	(0.22)	(0.41)	(0.63)	15.31
2013		12.11	0.19	2.53	2.72	(0.22)	–	(0.22)	14.61
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2018	(c)	12.87	0.20	(0.19)	0.01	(0.30)	(0.23)	(0.53)	12.35
2017		12.29	0.22	0.61	0.83	(0.20)	(0.05)	(0.25)	12.87
2016		12.09	0.21	0.19	0.40	(0.20)	–	(0.20)	12.29
2015		12.30	0.23	(0.23)	–	(0.21)	–	(0.21)	12.09
2014		11.94	0.22	0.36	0.58	(0.22)	–	(0.22)	12.30
2013		11.60	0.26	0.34	0.60	(0.26)	–	(0.26)	11.94

See accompanying notes.

52

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

2.83	%(d)	$90,170	0.38%(e),(f),(g)		3.58	%(e)	21.0	%(e)
19.88		99,913	0.38 (f)	,(g)	1.20		26.6
0.58		84,378	0.39 (f)	,(g)	1.24		17.9
1.13		91,391	0.41 (f)	,(g)	2.25		25.2
9.02		82,944	0.41 (f)	,(g)	1.43		11.5
21.35		69,974	0.41 (f)	,(g)	1.65		30.1

3.25	(d)	74,671	0.38 (e)	,(f),(g)	3.64	(e)	23.7	(e)
21.47		82,816	0.38 (f)	,(g)	1.04		29.6
0.36		64,995	0.39 (f)	,(g)	1.19		17.0
1.20		68,799	0.41 (f)	,(g)	2.28		21.6
9.43		61,439	0.41 (f)	,(g)	1.35		9.9
22.78		50,375	0.41 (f)	,(g)	1.43		29.5

0.07	(d)	17,061	0.38 (e)	,(f),(g)	3.27	(e)	12.5	(e)
6.86		21,016	0.38 (f)	,(g)	1.80		18.6
3.40		21,260	0.39 (f)	,(g)	1.73		18.2
0.01		29,781	0.41 (f)	,(g)	1.85		36.8
4.92		31,332	0.41 (f)	,(g)	1.85		26.8
5.26		30,838	0.41 (f)	,(g)	2.20		14.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

53

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class A shares
2018	(c)	$16.63	$0.26	$–	$0.26	($0.24)	($0.82)	($1.06)	$15.83
2017		15.07	0.23	1.85	2.08	(0.22)	(0.30)	(0.52)	16.63
2016		15.87	0.22	0.17	0.39	(0.21)	(0.98)	(1.19)	15.07
2015		16.39	0.31	(0.14)	0.17	(0.31)	(0.38)	(0.69)	15.87
2014		15.60	0.26	1.04	1.30	(0.26)	(0.25)	(0.51)	16.39
2013		13.70	0.26	1.90	2.16	(0.26)	–	(0.26)	15.60
Class C shares
2018	(c)	16.39	0.20	–	0.20	(0.19)	(0.82)	(1.01)	15.58
2017		14.87	0.11	1.83	1.94	(0.12)	(0.30)	(0.42)	16.39
2016		15.68	0.11	0.16	0.27	(0.10)	(0.98)	(1.08)	14.87
2015		16.20	0.18	(0.12)	0.06	(0.20)	(0.38)	(0.58)	15.68
2014		15.43	0.14	1.02	1.16	(0.14)	(0.25)	(0.39)	16.20
2013		13.55	0.15	1.89	2.04	(0.16)	–	(0.16)	15.43
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2018	(c)	12.52	0.20	(0.11)	0.09	(0.19)	(0.32)	(0.51)	12.10
2017		11.70	0.24	0.94	1.18	(0.24)	(0.12)	(0.36)	12.52
2016		12.04	0.24	0.12	0.36	(0.23)	(0.47)	(0.70)	11.70
2015		12.41	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	12.04
2014		12.05	0.25	0.58	0.83	(0.24)	(0.23)	(0.47)	12.41
2013		11.22	0.25	0.89	1.14	(0.25)	(0.06)	(0.31)	12.05
Class C shares
2018	(c)	12.39	0.16	(0.11)	0.05	(0.15)	(0.32)	(0.47)	11.97
2017		11.58	0.15	0.93	1.08	(0.15)	(0.12)	(0.27)	12.39
2016		11.93	0.15	0.11	0.26	(0.14)	(0.47)	(0.61)	11.58
2015		12.30	0.17	(0.15)	0.02	(0.19)	(0.20)	(0.39)	11.93
2014		11.95	0.16	0.58	0.74	(0.16)	(0.23)	(0.39)	12.30
2013		11.13	0.16	0.89	1.05	(0.17)	(0.06)	(0.23)	11.95

See accompanying notes.

54

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

1.56	%(d)	$2,063,076	0.61%(e),(f),(g)		3.25	%(e)	44.9	%(e)
14.18		2,120,767	0.61	(g)	1.48		17.6
2.80		2,047,943	0.66	(g)	1.51		17.1
1.10		2,124,905	0.65	(g)	1.90		27.6
8.50		2,083,846	0.65	(g)	1.63		3.3
15.97		1,923,276	0.68	(g)	1.78		16.9

1.16	(d)	708,809	1.36 (e)	,(f),(g)	2.51	(e)	44.9	(e)
13.32		738,524	1.36	(g)	0.74		17.6
2.03		747,750	1.40	(g)	0.75		17.1
0.39		762,424	1.39	(g)	1.14		27.6
7.67		732,362	1.40	(g)	0.88		3.3
15.17		654,170	1.41	(g)	1.03		16.9

0.70	(d)	514,370	0.61 (e)	,(f),(g)	3.31	(e)	33.9	(e)
10.27		529,131	0.61 (f)	,(g)	1.97		21.8
3.26		512,080	0.63 (f)	,(g)	2.04		17.3
0.84		512,264	0.63 (f)	,(g)	2.16		22.7
7.10		490,692	0.63 (f)	,(g)	2.07		3.2
10.41		439,792	0.63 (f)	,(g)	2.18		13.1

0.33	(d)	247,694	1.36 (e)	,(f),(g)	2.58	(e)	33.9	(e)
9.47		255,601	1.36 (f)	,(g)	1.23		21.8
2.45		264,058	1.38 (f)	,(g)	1.29		17.3
0.10		264,904	1.38 (f)	,(g)	1.40		22.7
6.30		242,887	1.38 (f)	,(g)	1.30		3.2
9.60		209,997	1.38 (f)	,(g)	1.42		13.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

55

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2018	(c)	$19.24	$0.32	$0.14	$0.46	($0.31)	($1.23)	($1.54)	$18.16
2017		16.68	0.21	2.90	3.11	(0.20)	(0.35)	(0.55)	19.24
2016		18.16	0.16	0.14	0.30	(0.14)	(1.64)	(1.78)	16.68
2015		18.86	0.29	(0.11)	0.18	(0.30)	(0.58)	(0.88)	18.16
2014		17.53	0.21	1.50	1.71	(0.23)	(0.15)	(0.38)	18.86
2013		14.73	0.22	2.81	3.03	(0.23)	–	(0.23)	17.53
Class C shares
2018	(c)	17.93	0.24	0.12	0.36	(0.18)	(1.23)	(1.41)	16.88
2017		15.59	0.07	2.70	2.77	(0.08)	(0.35)	(0.43)	17.93
2016		17.09	0.04	0.13	0.17	(0.03)	(1.64)	(1.67)	15.59
2015		17.81	0.15	(0.11)	0.04	(0.18)	(0.58)	(0.76)	17.09
2014		16.59	0.08	1.40	1.48	(0.11)	(0.15)	(0.26)	17.81
2013		13.95	0.09	2.68	2.77	(0.13)	–	(0.13)	16.59
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2018	(c)	12.54	0.19	(0.19)	–	(0.19)	(0.08)	(0.27)	12.27
2017		12.07	0.30	0.52	0.82	(0.30)	(0.05)	(0.35)	12.54
2016		12.21	0.32	0.16	0.48	(0.32)	(0.30)	(0.62)	12.07
2015		12.64	0.33	(0.31)	0.02	(0.32)	(0.13)	(0.45)	12.21
2014		12.37	0.32	0.46	0.78	(0.32)	(0.19)	(0.51)	12.64
2013		11.99	0.33	0.50	0.83	(0.34)	(0.11)	(0.45)	12.37
Class C shares
2018	(c)	12.42	0.14	(0.19)	(0.05)	(0.15)	(0.08)	(0.23)	12.14
2017		11.95	0.21	0.52	0.73	(0.21)	(0.05)	(0.26)	12.42
2016		12.10	0.22	0.16	0.38	(0.23)	(0.30)	(0.53)	11.95
2015		12.53	0.23	(0.30)	(0.07)	(0.23)	(0.13)	(0.36)	12.10
2014		12.27	0.22	0.45	0.67	(0.22)	(0.19)	(0.41)	12.53
2013		11.90	0.23	0.50	0.73	(0.25)	(0.11)	(0.36)	12.27

See accompanying notes.

56

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

2.37	%(d)	$1,524,006	0.61%(e),(f),(g)		3.49	%(e)	58.9	%(e)
19.17		1,542,284	0.61	(g)	1.17		20.9
2.05		1,418,053	0.66	(g)	1.00		22.4
1.05		1,506,074	0.65	(g)	1.60		35.6
9.90		1,493,034	0.65	(g)	1.17		4.0
20.88		1,372,490	0.68	(g)	1.35		20.2

2.00	(d)	517,868	1.37 (e)	,(f),(g)	2.76	(e)	58.9	(e)
18.22		536,771	1.37	(g)	0.43		20.9
1.31		515,921	1.42	(g)	0.24		22.4
0.28		549,093	1.40	(g)	0.87		35.6
9.05		551,460	1.40	(g)	0.44		4.0
20.01		510,553	1.43	(g)	0.61		20.2

0.03	(d)	957,012	0.59 (e)	,(f),(g)	3.13	(e)	32.5	(e)
6.92		981,216	0.59	(g)	2.47		19.1
4.18		917,507	0.64	(g)	2.67		10.4
0.20		840,440	0.63	(g)	2.63		17.7
6.44		793,238	0.64	(g)	2.57		2.2
7.09		718,931	0.66	(g)	2.71		10.5

(0.43	) (d)	347,186	1.36 (e)	,(f),(g)	2.36	(e)	32.5	(e)
6.17		363,723	1.36	(g)	1.71		19.1
3.35		368,051	1.41	(g)	1.90		10.4
(0.55)		347,647	1.39	(g)	1.87		17.7
5.61		311,494	1.40	(g)	1.79		2.2
6.25		259,444	1.42	(g)	1.95		10.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

57

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2018	(c)	$21.35	$0.37	$0.20	$0.57	($0.34)	($1.06)	($1.40)	$20.52
2017		18.24	0.23	3.55	3.78	(0.19)	(0.48)	(0.67)	21.35
2016		20.60	0.20	(0.07)	0.13	(0.17)	(2.32)	(2.49)	18.24
2015		21.79	0.37	(0.19)	0.18	(0.37)	(1.00)	(1.37)	20.60
2014		19.91	0.21	2.03	2.24	(0.22)	(0.14)	(0.36)	21.79
2013		16.13	0.19	3.79	3.98	(0.20)	–	(0.20)	19.91
Class C shares
2018	(c)	19.52	0.27	0.18	0.45	(0.21)	(1.06)	(1.27)	18.70
2017		16.73	0.08	3.26	3.34	(0.07)	(0.48)	(0.55)	19.52
2016		19.11	0.06	(0.07)	(0.01)	(0.05)	(2.32)	(2.37)	16.73
2015		20.32	0.21	(0.19)	0.02	(0.23)	(1.00)	(1.23)	19.11
2014		18.61	0.05	1.89	1.94	(0.09)	(0.14)	(0.23)	20.32
2013		15.09	0.06	3.54	3.60	(0.08)	–	(0.08)	18.61

58

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

2.70	%(d)	$1,017,575	0.62%(e),(f),(g)		3.59	%(e)	75.2	%(e)
21.34		1,023,096	0.63	(g)	1.16		19.5
1.03		926,183	0.69	(g)	1.10		22.9
0.92		996,126	0.67	(g)	1.77		51.2
11.39		989,320	0.67	(g)	1.00		5.9
24.92		921,467	0.71	(g)	1.08		26.5

2.31	(d)	316,372	1.38 (e)	,(f),(g)	2.85	(e)	75.2	(e)
20.48		324,383	1.38	(g)	0.42		19.5
0.26		302,748	1.44	(g)	0.35		22.9
0.16		326,391	1.42	(g)	1.06		51.2
10.54		333,072	1.42	(g)	0.27		5.9
24.00		317,406	1.46	(g)	0.36		26.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

59

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2017 to April		Value November	April 30,	2017 to April		Expense
	1, 2017	April 30, 2018	30, 2018	(a)	1, 2017	2018	30, 2018	(a)	Ratio
Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,005.98	$1.89		$1,000.00	$1,022.91	$1.91		0.38%

Principal LifeTime 2020 Fund
Class A	1,000.00	1,013.51	1.90		1,000.00	1,022.91	1.91		0.38

Principal LifeTime 2030 Fund
Class A	1,000.00	1,021.07	1.90		1,000.00	1,022.91	1.91		0.38

Principal LifeTime 2040 Fund
Class A	1,000.00	1,028.33	1.91		1,000.00	1,022.91	1.91		0.38

Principal LifeTime 2050 Fund
Class A	1,000.00	1,032.53	1.92		1,000.00	1,022.91	1.91		0.38

Principal LifeTime Strategic Income
Fund
Class A	1,000.00	1,000.67	1.89		1,000.00	1,022.91	1.91		0.38

SAM Balanced Portfolio
Class A	1,000.00	1,015.59	3.05		1,000.00	1,021.77	3.06		0.61
Class C	1,000.00	1,011.57	6.78		1,000.00	1,018.05	6.80		1.36

60

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2017 to April		Value November	April 30,	2017 to April		Expense
	1, 2017	April 30, 2018	30, 2018	(a)	1, 2017	2018	30, 2018	(a)	Ratio
SAM Conservative Balanced
Portfolio
Class A	$1,000.00	$1,006.99	$3.04		$1,000.00	$1,021.77	$3.06		0.61%
Class C	1,000.00	1,003.32	6.76		1,000.00	1,018.05	6.80		1.36

SAM Conservative Growth Portfolio
Class A	1,000.00	1,023.74	3.06		1,000.00	1,021.77	3.06		0.61
Class C	1,000.00	1,020.05	6.86		1,000.00	1,018.00	6.85		1.37

SAM Flexible Income Portfolio
Class A	1,000.00	1,000.28	2.93		1,000.00	1,021.87	2.96		0.59
Class C	1,000.00	995.70	6.73		1,000.00	1,018.05	6.80		1.36

SAM Strategic Growth Portfolio
Class A	1,000.00	1,026.95	3.12		1,000.00	1,021.72	3.11		0.62
Class C	1,000.00	1,023.09	6.92		1,000.00	1,017.95	6.90		1.38

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

61

PRINCIPAL FUNDS,INC.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2017, January 2018, February 2018, March 2018, April 2018 and May 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	December 2017
Fund	Net Income	Realized Gain	Capital Sources
Principal LifeTime 2010 Fund	99.02%	0.98%	0.00%
Principal LifeTime 2020 Fund	99.01	0.99	0.00
Principal LifeTime 2030 Fund	99.03	0.97	0.00
Principal LifeTime 2040 Fund	99.05	0.95	0.00
Principal LifeTime 2050 Fund	99.00	1.00	0.00
Principal LifeTime Strategic Income Fund	99.05	0.95	0.00
SAM Conservative Balanced Portfolio	99.76	0.24	0.00
SAM Flexible Income Portfolio	99.68	0.32	0.00

	January 2018
Fund	Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio	79.66%	20.34%	0.00%

	February 2018
Fund	Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio	65.35%	34.65%	0.00%

March 2018
Fund	Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio	83.39%	16.61%	0.00%

April 2018
Fund	Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio	94.18%	5.82%	0.00%

May 2018
Fund	Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio	78.09%	21.91%	0.00%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

62

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	135	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	135	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.
Craig Damos	President, The Damos Company	135	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954
Mark A. Grimmett	Formerly, Executive Vice	135	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	135	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951
Tao Huang	Retired.	135	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962
Karen (“Karrie”) McMillan	Managing Director, Patomak	135	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute
Elizabeth A. Nickels	Formerly, Executive Director,	135	Charlotte Russe; Follet
Director since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	135	Brown Advisory; B/E
Director since 2018	Consulting, Inc.		Aerospace; WP Carey;
Member, Operations Committee			Nalco (and its successor
1959			Ecolab)

63

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	135	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	135	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	135	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”)
1959	since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

64

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Assistant Counsel (2010-2017)
Vice President, Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Ashley Fuhrmeister	Council, PLIC since 2017
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1982
Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC (2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

65

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

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The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 31, 2018, and the Statement of Additional Information dated March 31, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

67

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Management Agreement with Principal Global Investors, LLC (the “Manager”) related to the Government Money Market Fund; (2) an Amended Subadvisory Agreement with Eagle Asset Management, Inc. related to the MidCap Growth Fund III; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the LargeCap Growth Fund; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the MidCap Growth Fund; (4) an Amended Subadvisory Agreement with Origin Asset Management LLP related to the International Fund I; (5) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Diversified Income Fund; (6) an Amended Subadvisory Agreement with Post Advisory Group, Inc. related to the Global Diversified Income Fund; (7) an Amended Subadvisory Agreement with Spectrum Asset Management, Inc. related to the Global Diversified Income Fund; (8) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Real Estate Securities Fund; (9) an Amended Subadvisory Agreement with Finisterre Capital LLP related to the Finisterre Unconstrained Emerging Markets Bond Fund; (10) an Amended Subadvisory Agreement with Dimensional Fund Advisors, LP related to the SmallCap Value Fund II; (11) an Amended Subadvisory Agreement with T. Rowe Price Associates, Inc. related to the LargeCap Growth Fund; and (12) an Amended Subadvisory Agreement with Logan Circle Partners, L.P. related to the Global Diversified Income Fund.

Management Agreement for Government Money Market Fund

On December 12, 2017, the Board met to consider, on behalf of the newly established Government Money Market Fund (the “Fund”), the approval of a management agreement (the “Management Agreement”) between PFI, for the Fund, and the Manager.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and Principal Management Corporation, the previous investment adviser to the Principal Funds (as defined below) that merged with and into the Manager on May 1, 2017, have had a long-term relationship with PFI that the Manager serves as the investment adviser to the existing series of PFI, (the “Principal Funds”), all of which are overseen by the Board; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2017 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund because no track record was available. However, the Board took note that the Manager has managed another money market fund that is a series of PFI, the performance of which is reviewed by the Board.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management fee. The Board received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee for the Fund to advisory fees of funds in a peer group provided by Broadridge. The Board also considered that the Fund is proposed to be used as a cash sweep vehicle for certain series of PFI and that, therefore, the fees paid to the Manager for the management of the Fund would be in addition to the fees received by the Manager for managing the assets of the series of PFI that use the cash sweep vehicle. The Board also received information from the Manager, based upon data obtained from The Bank of New York Mellon (“BNYM”), comparing the proposed management fee for the Fund to the advisory fees paid by the unaffiliated money market funds in which such series of PFI currently invest through BNYM’s Short Term Investment Fund. In addition, the Board considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management fee, the Board considered the Manager’s discussion of expected gross revenues and expenses relating to the Fund. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable.

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Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statement that its profit margin may vary depending on the assets of other series of PFI that are invested in the Fund, as well as the Manager’s description of the measures it will put in place to mitigate potential conflicts of interest. The Board also noted the Manager’s statement that there would be no other known fall-out benefits to the Manager in connection with its management of the Fund. The Board concluded that, on the basis of the information provided, the proposed management fee for the Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund. In addition, the Board concluded that the fees charged under the Management Agreement would be for services in addition to, rather than duplicative of, the services currently performed under the management agreements for the series of PFI that would invest in the Fund.

Eagle Asset Management, Inc. Subadvisory Agreement

On December 12, 2017 the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Eagle Asset Management, Inc. (the “Subadvisor”). The amendment to the Subadvisory Agreement limited the amount of cash and cash equivalents that are included in the net assets of the Fund’s subadvisory fee schedule which could result in a decrease in the subadvisory fee rate under certain circumstances.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, any change in the subadvisory fee rate payable with respect to the Fund would not change the management fee paid by the Fund. The Board considered the Manager’s stated belief that the quality and the quantity of services to be performed by the Subadvisor under the proposed amended Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than the change described above.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the approval of the amended Subadvisory Agreement.

Approval of Amended Subadvisory Agreements for LargeCap Growth Fund, MidCap Growth Fund, International Fund I, Global Diversified Income Fund, Global Real Estate Securities Fund and Finisterre Unconstrained Emerging Markets Bond Fund

On December 12, 2017, the Board considered:

For LargeCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Columbus Circle Investors (“CCI” or a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For MidCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and CCI in connection with a proposal to change the methodology for calculating the subadvisory fee;
For International Fund I (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Origin Asset Management LLP (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Diversified Income Fund (a “Fund”) the approval of:
(1) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (“PREI” or a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at certain greater asset levels,

69

(2)	an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Post Advisory Group, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee, and
(3)	an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Real Estate Securities Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and PREI in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels; and
For Finisterre Unconstrained Emerging Markets Bond Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory Agreements and noted that because the subadvisory fees were paid by the Manager, the changes in the subadvisory fee schedules would not change the management fees paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services provided by each Subadvisor to the applicable Fund(s) and that each Subadvisor’s obligations under the applicable Subadvisory Agreement(s) would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and, in certain circumstances, the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement(s) and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended the approval of each amended Subadvisory Agreement.

Dimensional Fund Advisors, LP Amended Subadvisory Agreement

On December 12, 2017, the Board Funds met to consider for SmallCap Value Fund II (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Dimensional Fund Advisors, LP (the “Subadvisor”) in connection with a proposal to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at certain asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

70

T. Rowe Price Associates, Inc. Amended Subadvisory Agreement

On December 12, 2017, the Board met to consider for LargeCap Growth Fund (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and T. Rowe Price Associates, Inc. (the “Subadvisor”). The proposed amendment to the Subadvisory Agreement would amend the subadvisory fee schedule, as compared to the fee schedule in effect prior to the September 2017 renewal of the Subadvisory Agreement, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at significantly lower asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Logan Circle Partners, L.P. Amended Subadvisory Agreement

On March 13, 2018, the Board met to consider for Global Diversified Income Fund (the “Fund”) the approval of an amended fee schedule under the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Logan Circle Partners, L.P. (the “Subadvisor”) with respect to the emerging markets debt investment sleeve of the Fund in connection with a proposal to reduce the Subadvisor’s fee.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed change in the subadvisory fee schedule. The Board considered the Manager’s representation that the change in the subadvisory fee schedule would not reduce the quality or extent of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the subadvisory agreement then in effect and had concluded, based upon the information provided, that the terms of that subadvisory agreement were reasonable and that approval of that subadvisory agreement was in the best interests of the Fund. In addition, the Board noted that, as part of the annual contract renewal, they had noted that a change in control transaction with respect to the Subadvisor was expected to become effective in September 2017, and that this change in control would result in the “assignment” (as defined in the Investment Company Act of 1940, as amended) of the subadvisory agreement then in effect, causing the agreement’s automatic termination. The Board had considered the Manager’s statements that there were no anticipated changes to the portfolio management team that managed the Fund’s emerging markets debt investment sleeve or to the investment philosophy and process the team employs; that the change in control transaction was not expected to impact the nature, quality or extent of the services that the Subadvisor provided to the Fund; and that the subadvisory fee schedule would not change in connection with the change in control transaction. Accordingly, the Board had concluded that the Subadvisory Agreement should be approved to take effect upon the termination of the subadvisory agreement then in effect upon the effectiveness of the change in control transaction.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

71

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Intentionally Left Blank

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

Investing involves risk, including possible loss of principal.

     This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV429-11 | © 2018 Principal Financial Services, Inc. | 04/2018 | t17042406ft

Principal Money Market Fund

Semiannual Report

April 30, 2018

Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Principal℠

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	12
Shareholder Expense Example	14
Supplemental Information	15

	STATEMENT OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2018 (unaudited)

	Money Market
Amounts in thousands, except per share amounts		Fund
Investment in securities--at cost		$483,311
Assets
Investment in securities--at value		$483,311
Cash		14
Receivables:
Dividends and interest		166
Expense reimbursement from Manager		21
Expense reimbursement from Distributor		31
Fund shares sold		2,856
Other assets		26
	Total Assets	486,425
Liabilities
Accrued management and investment advisory fees		158
Accrued distribution fees		31
Accrued transfer agent fees		133
Accrued professional fees		17
Accrued other expenses		14
Deposits from counterparty		–
Payables:
Dividends payable		547
Fund shares redeemed		1,767
	Total Liabilities	2,667
Net Assets Applicable to Outstanding Shares		$483,758
Net Assets Consist of:
Capital shares and additional paid-in-capital		$483,758
	Total Net Assets	$483,758
Capital Stock (par value: $.01 per share):
Shares authorized		8,400,000
Net Asset Value Per Share:
Class A: Net Assets		$234,463
Shares Issued and Outstanding		234,463
Net Asset Value per share		$1.00
Maximum Offering Price		$1.00
Class J: Net Assets		$249,295
Shares Issued and Outstanding		249,295
Net Asset Value per share		$1.00	(a)

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended April 30, 2018 (unaudited)

Money Market
Amounts in thousands	Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$8
Interest	3,832
Total Income	3,840
Expenses:
Management and investment advisory fees	959
Distribution fees - Class C	52
Distribution fees - Class J	179
Registration fees - Class A	40
Registration fees - Class C	8
Registration fees - Class J	15
Registration fees - Institutional	12
Shareholder reports - Class A	28
Shareholder reports - Class C	1
Shareholder reports - Class J	35
Transfer agent fees - Class A	176
Transfer agent fees - Class C	4
Transfer agent fees - Class J	152
Chief compliance officer fees	1
Custodian fees	5
Directors' expenses	4
Professional fees	15
Other expenses	5
Total Gross Expenses	1,691
Less: Reimbursement from Manager - Class A	95
Less: Reimbursement from Manager - Institutional	13
Less: Reimbursement from Distributor - Class C	52
Less: Reimbursement from Distributor - Class J	179
Total Net Expenses	1,352
Net Investment Income (Loss)	2,488

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Net change in unrealized appreciation/depreciation of:
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,488

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$2,488	$3,277
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							–	31
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations				2,488	3,308

Dividends and Distributions to Shareholders
From net investment income							(2,488)	(3,362)
From tax return of capital							–	(240)
						Total Dividends and Distributions	(2,488)	(3,602)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(19,898)	(235,882)
						Total Increase (Decrease) in Net Assets	(19,898)	(236,176)

Net Assets
Beginning of period							503,656	739,832
End of period (including undistributed net investment income as set forth below)							$483,758	$503,656
Undistributed (overdistributed) net investment income (loss)							$–	$–

	Class A		Class C		Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$108,320		$1,698		$92,014	$10
Reinvested	1,192		32		1,204	1
Redeemed	(120,226)		(16,611)		(87,118)	(414)
Net Increase (Decrease)	$(10,714)		$ (14,881)		$6,100	$(403)
Shares:
Sold	108,320		1,698		92,014	10
Reinvested	1,192		32		1,204	1
Redeemed	(120,226)		(16,611)		(87,118)	(414)
Net Increase (Decrease)	(10,714)		(14,881)		6,100	(403)
Year Ended October 31, 2017
Dollars:
Sold	$413,473		$12,397		$ 117,893	$382
Reinvested	2,293		59		1,194	–
Redeemed	(621,962)		(17,431)		(144,150)	(30)
Net Increase (Decrease)	$(206,196	) $	(4,975	) $	(25,063)	$352
Shares:
Sold	413,473		12,397		117,893	382
Reinvested	2,293		59		1,194	–
Redeemed	(621,962)		(17,431)		(144,150)	(30)
Net Increase (Decrease)	(206,196)		(4,975)		(25,063)	352

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	(1,217	) $	(44	) $	(1,226)	$(1)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(1,217	) $	(44	) $	(1,226)	$(1)
Year Ended October 31, 2017
From net investment income $	(2,167	) $	(65	) $	(1,130)	$–
From net realized gain on
investments	–		–		–	–
From tax return of capital	(154)		(5)		(81)	–
Total Dividends and Distributions $	(2,321	) $	(70	) $	(1,211)	$–

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. The financial statements for Money Market Fund (the “Fund”) are presented herein. The Fund offers two classes of shares: Class A and Class J. Information presented in these financial statements pertains to Class J shares. Certain detailed information for the other classes of shares is provided separately.

The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Fund was an investment company at all times during the year. The Fund has not provided financial support, and is not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly, the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Fund. The personnel responsible for fulfilling the obligations to the Fund pursuant to the investment advisory agreement remain the same.

Effective March 23, 2018, Money Market Fund Class C and Institutional Class shares were redeemed and discontinued operations.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. (the “Board of Directors”). In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund qualifies as a retail money market fund and values its securities, other than holdings of publicly traded investment funds, at amortized cost, which approximates fair value, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Publicly traded investment funds are valued at the funds’ net asset value.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates all income and realized gains or losses on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other fund expenses not directly attributed to the Fund are apportioned among the funds managed by the Manager.

The Fund allocates all expenses (other than class-specific expenses) on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2018, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2018, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2014-2016. No examinations are in progress or anticipated at this time.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of October 31, 2017, the Fund has adopted the new rules, forms and amendments.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2018, the Fund did not borrow from or loan to the Facility.

In addition, the Fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. the Fund did not borrow against the line of credit during the period ended April 30, 2018.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Fund could experience delays in the realization of the collateral.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use various valuation approaches, including market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in the Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for transfers between levels of the Fund’s assets and liabilities. As of April 30, 2018, there were no transfers between Level 1 and Level 2.

As of April 30, 2018, all of the Fund’s investments were valued based on Level 2 inputs, with the exception of publicly traded investment funds, which are based on Level 1 inputs.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of the Fund, which is an affiliate of the Manager. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Fund

First $500	Next $500	Next $500	Next $500	Next $1	Over $3
million	million	million	million	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%

Class A shares of the Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class, on an annualized basis, during the reporting period.

Period from January 1, 2018 through April 30, 2018

Class A	Class J	Expiration
0.50%	0.65%	February 28, 2019

The Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Amounts owed to the Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as reimbursement from Manager and are settled monthly.

Distribution Fees. Class J shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates is .15% for Class J shares.

The Distributor has contractually agreed to limit the Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2019.

Amounts owed to the Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2018, were approximately $9,000 and $60,000 for Class A and Class J shares, respectively.

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

6. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2018 and October 31, 2017 were as follows (amounts in thousands):

	Ordinary Income			Return of Capital
	2018	2017		2018	2017
Money Market Fund	$2,488	$3,362	$	— $	240

Distributable Earnings. As of October 31, 2017, there were no distributable earnings on a federal tax basis.

Capital Loss Carryforward. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2017, the Fund had expired capital loss carryforwards of approximately $2,938,000, utilized capital loss carryforwards of approximately $31,000 and no net capital loss carryforwards.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2017, the Fund does not intend to defer any late-year losses.

Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2017 the Fund recorded reclassifications as follows (amounts in thousands):

Accumulated	Accumulated Net
Undistributed Net	Realized Gain on
Investment Income	Investments	Paid in Capital
$31	$2,938	$(2,969)

7. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

8

Schedule of Investments Money Market Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 3.91%	Shares Held	Value (000's)		Principal
Money Market Funds - 3.91%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Deutsche Government Money Market Series	5,170,000	$5,170	Minnesota - 0.78%
1.65%(a)			City of St Paul MN (credit support from
Goldman Sachs Financial Square Funds -	4,600,000	4,600	Wells Fargo)
Government Fund 1.62%(a)			1.78%, 5/7/2018 (c),(d)	$3,800	$3,800
Morgan Stanley Institutional Liquidity Funds -	4,580,000	4,580
Government Portfolio 1.62%(a)			TOTAL MUNICIPAL BONDS		$39,279
STIT-Government & Agency Portfolio	4,570,000	4,570		Principal
1.66%(a)			COMMERCIAL PAPER - 75.91%	Amount (000's)	Value (000's)
		$18,920	Aerospace & Defense - 1.53%
TOTAL INVESTMENT COMPANIES		$18,920	General Dynamics Corp
	Principal		2.07%, 6/13/2018(b)	$4,400	$4,389
BONDS - 5.35%	Amount (000's)	Value (000's)	2.10%, 5/16/2018(b)	3,000	2,997
Automobile Asset Backed Securities - 1.27%					$7,386
AmeriCredit Automobile Receivables Trust			Agriculture - 1.24%
2017-4			Archer-Daniels-Midland Co
1.45%, 11/19/2018	$212	$212	1.90%, 5/1/2018 (b)	3,000	3,000
Drive Auto Receivables Trust 2018-1			Philip Morris International Inc
1.91%, 3/15/2019	1,263	1,263	1.72%, 5/1/2018 (b)	3,000	3,000
Enterprise Fleet Financing LLC					$6,000
1.50%, 7/20/2018(b)	70	70	Automobile Manufacturers - 4.05%
GM Financial Consumer Automobile			American Honda Finance Corp (credit support
Receivables Trust 2017-3			from Honda Motor Company)
1.39%, 10/16/2018 (b)	43	43	2.00%, 5/29/2018(d)	5,000	4,992
Santander Drive Auto Receivables Trust 2018-			Nissan Motor Acceptance Corp
1			1.94%, 5/14/2018(b)	1,100	1,099
1.83%, 2/15/2019	1,540	1,541	2.02%, 5/31/2018(b)	4,050	4,043
Santander Drive Auto Receivables Trust 2018-			Toyota Credit Canada Inc (credit support
2			from Toyota Financial Services)
2.35%, 4/15/2019	3,000	3,000	1.94%, 5/23/2018(d)	4,500	4,495
		$6,129	Toyota Motor Credit Corp
Diversified Financial Services - 2.43%			2.30%, 6/28/2018	5,000	4,982
Corporate Finance Managers Inc					$19,611
1.89%, 5/7/2018 (c)	2,775	2,775	Banks - 28.58%
MetLife Inc			Bank of Nova Scotia/The
2.13%, 8/17/2018	9,000	9,000	1.75%, 5/9/2018 (b),(e)	3,500	3,499
		$11,775	2.20%, 6/21/2018(b),(e)	5,000	4,984
Insurance - 1.65%			2.24%, 6/25/2018(b),(e)	1,000	997
New York Life Global Funding Company			CAFCO LLC
1.77%, 7/20/2018	8,000	8,000	2.15%, 6/5/2018 (b)	5,000	4,989
			Credit Suisse AG/New York NY
TOTAL BONDS		$25,904	1.79%, 5/11/2018	880	880
	Principal		1.80%, 5/8/2018	1,000	1,000
MUNICIPAL BONDS - 8.12%	Amount (000's)	Value (000's)	2.09%, 6/1/2018	5,000	4,991
California - 0.77%			DBS Bank Ltd
Kern Water Bank Authority (credit support			1.79%, 5/22/2018(b),(e)	4,000	3,996
from Wells Fargo)			1.90%, 5/15/2018(b),(e)	3,500	3,497
1.80%, 5/7/2018 (c),(d)	$3,734	$3,734	2.11%, 6/11/2018(b),(e)	4,000	3,990

Colorado - 3.13%			ING U.S. Funding (credit support from ING
City of Colorado Springs CO Utilities System			Bank) 1.73%, 5/1/2018 (d)	5,000	5,000
Revenue (credit support from Mizuho Bank			1.75%, 5/11/2018(d)	2,900	2,899
LTD)			Kreditanstalt fuer Wiederaufbau (credit
1.80%, 5/7/2018 (c),(d)	7,000	7,000	support from Republic of Germany)
Colorado Housing & Finance			2.05%, 7/12/2018(b),(d),(e)	890	886
Authority (credit support from Federal Home			Manhattan Asset Funding Co LLC
Loan Bank)			1.72%, 5/4/2018 (b)	3,000	3,000
1.92%, 5/7/2018 (c),(d)	7,510	7,510	1.72%, 5/7/2018 (b)	3,500	3,499
County of Kit Carson CO (credit support from			2.10%, 5/14/2018(b)	4,000	3,997
Wells Fargo)			Mizuho Bank Ltd/NY
1.90%, 5/7/2018 (c),(d)	620	620	2.15%, 6/6/2018 (b)	3,000	2,994
			2.30%, 7/6/2018 (b)	4,000	3,983
		$15,130
Illinois - 1.80%			MUFG Bank Ltd/New York NY
Memorial Health System/IL (credit support			2.28%, 6/20/2018	4,500	4,486
from JP Morgan Chase & Co)			2.30%, 7/5/2018	3,500	3,485
1.90%, 5/7/2018 (c),(d)	8,700	8,700	2.31%, 7/9/2018	3,700	3,684
			Natixis SA/New York NY
Maryland - 1.64%			1.68%, 5/1/2018	6,000	6,000
City of Baltimore MD (credit support from			2.27%, 7/6/2018	4,000	3,983
State Street Bank & Trust)			Nordea Bank AB
1.79%, 5/7/2018 (c),(d)	7,915	7,915	2.10%, 5/29/2018(b),(e)	2,950	2,945
			Oversea-Chinese Banking Corp Ltd
			1.90%, 5/14/2018(b),(e)	4,000	3,997
			2.10%, 5/25/2018(b),(e)	1,460	1,458

See accompanying notes.

Schedule of Investments
Money Market Fund
April 30, 2018 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Royal Bank of Canada			Regency Markets No. 1 LLC
2.24%, 6/18/2018(e)	$5,000	$4,985	1.75%, 5/8/2018 (b)	$3,000	$2,999
2.26%, 6/19/2018(e)	4,000	3,988	1.92%, 5/15/2018(b)	2,700	2,698
Sheffield Receivables Co LLC			River Fuel Trust No 1 (credit support from
2.00%, 5/24/2018(b)	4,000	3,995	Bank of Nova Scotia)
2.05%, 5/21/2018(b)	3,000	2,997	2.50%, 6/15/2018(b),(d)	3,000	2,991
2.23%, 6/12/2018(b)	4,000	3,990	Thunder Bay Funding LLC
Skandinaviska Enskilda Banken AB			2.23%, 6/21/2018(b)	2,840	2,831
2.26%, 6/20/2018(b),(e)	4,000	3,987			$93,084
2.30%, 7/20/2018(b),(e)	3,000	2,985	Electric - 2.39%
Standard Chartered Bank/New York			Engie SA
2.02%, 5/1/2018 (b)	1,400	1,400	2.00%, 6/14/2018(b)	3,600	3,591
2.05%, 6/15/2018(b)	4,000	3,990	2.05%, 6/15/2018(b)	4,000	3,990
Sumitomo Mitsui Banking Corp			2.07%, 6/22/2018(b)	4,000	3,988
1.92%, 5/21/2018(b),(e)	1,440	1,438			$11,569
2.02%, 6/4/2018 (b),(e)	4,000	3,992	Gas - 1.03%
2.18%, 6/6/2018 (b),(e)	4,000	3,991	ONE Gas Inc
2.30%, 7/6/2018 (b),(e)	1,400	1,394	1.73%, 5/3/2018 (b)	5,000	5,000
United Overseas Bank Ltd
2.15%, 6/5/2018 (b),(e)	3,000	2,994	Healthcare - Services - 2.27%
2.30%, 7/2/2018 (b),(e)	3,000	2,988	UnitedHealth Group Inc
		$138,233	1.94%, 5/2/2018 (b)	4,000	4,000
Beverages - 2.27%			2.08%, 5/18/2018(b)	7,000	6,993
Brown-Forman Corp					$10,993
1.98%, 5/30/2018(b)	3,000	2,995	Insurance - 1.58%
1.99%, 5/18/2018(b)	4,000	3,996	Nationwide Life Insurance Co
1.99%, 5/21/2018(b)	4,000	3,996	1.82%, 5/2/2018 (b)	3,645	3,645
		$10,987	1.90%, 5/22/2018(b)	4,000	3,995
Chemicals - 1.00%					$7,640
BASF SE			Machinery - Construction & Mining - 1.92%
1.80%, 5/4/2018 (b)	4,000	3,999	Caterpillar Financial Services Corp (credit
1.85%, 5/1/2018 (b)	830	830	support from Caterpillar Inc)
		$4,829	1.93%, 5/1/2018 (d)	4,500	4,500
Diversified Financial Services - 19.24%			2.12%, 6/7/2018 (d)	4,800	4,790
Anglesea Funding LLC					$9,290
1.76%, 5/4/2018 (b)	4,000	3,999	Machinery - Diversified - 2.35%
Collateralized Commercial Paper Co			John Deere Capital Corp
LLC (credit support from JP Morgan Chase &			2.10%, 6/27/2018(b)	4,000	3,987
Co)			2.14%, 7/17/2018(b)	3,400	3,384
2.10%, 6/4/2018 (d)	3,000	2,994	John Deere Financial Inc (credit support from
CRC Funding LLC			John Deere Capital)
2.05%, 6/14/2018(b)	3,000	2,992	2.03%, 5/23/2018(b),(d)	4,000	3,995
DCAT LLC					$11,366
1.80%, 5/10/2018	2,240	2,239	Miscellaneous Manufacturers - 1.55%
2.07%, 5/21/2018	4,200	4,195	General Electric Co
Fairway Finance Co LLC			1.90%, 6/4/2018	3,500	3,494
2.28%, 7/11/2018(b)	4,000	3,982
2.29%, 7/3/2018 (b)	4,000	3,984	2.21%, 6/29/2018	4,000	3,985
					$7,479
Gotham Funding Corp			Pharmaceuticals - 0.83%
1.90%, 5/7/2018 (b)	3,500	3,499
2.01%, 5/25/2018(b)	4,000	3,995	Merck & Co Inc
			1.65%, 5/1/2018 (b)	4,000	4,000
2.28%, 7/24/2018(b)	4,000	3,979
Intercontinental Exchange Inc			REITs - 0.98%
1.78%, 5/3/2018 (b)	4,000	4,000
1.78%, 5/7/2018 (b)	3,500	3,499	Simon Property Group LP
			1.77%, 5/7/2018 (b)	760	760
1.80%, 5/4/2018(b)	4,000	3,999
			1.93%, 5/22/2018(b)	4,000	3,995
JP Morgan Securities LLC					$4,755
1.85%, 5/2/2018	7,250	7,250
2.20%, 6/13/2018	4,000	3,989	Retail - 0.72%
			Walmart Inc
Liberty Street Funding LLC (credit support			1.77%, 5/7/2018 (b)	3,500	3,499
from Bank of Nova Scotia)
2.30%, 7/11/2018(b),(d)	900	896
Liberty Street Funding LLC			Telecommunications - 2.38%
1.76%, 5/9/2018 (b)	3,000	2,999	Telstra Corp Ltd
			1.78%, 5/3/2018 (b)	5,000	4,999
1.90%, 5/8/2018 (b)	3,500	3,499
			1.90%, 5/23/2018(b)	3,000	2,997
2.22%, 6/14/2018(b)	4,000	3,989
			2.00%, 6/18/2018(b)	3,500	3,491
Nieuw Amsterdam Receivables Corp
1.94%, 5/10/2018(b)	5,000	4,997			$11,487
2.01%, 5/11/2018(b)	1,760	1,759	TOTAL COMMERCIAL PAPER		$367,208
2.15%, 7/9/2018 (b)	2,230	2,221
2.17%, 7/6/2018 (b)	2,620	2,610

See accompanying notes.

		Schedule of Investments
		Money Market Fund
		April 30, 2018 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 6.62%	Amount (000's)	Value (000's)
Banks - 6.62%
Barclays Capital Repurchase Agreement;	$16,001	$16,000
1.72% dated 4/30/2018 maturing 5/1/2018
(collateralized by US Government
Securities; $16,320,068; 0.00% - 2.00%;
dated 05/31/2024 - 11/15/2024)
Merrill Lynch Repurchase Agreement; 1.72%	16,001	16,000
dated 4/30/2018 maturing 5/1/2018
(collateralized by US Government
Securities; $16,320,013; 0.00%; dated
01/26/2027 - 03/23/2038)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$483,311
Other Assets and Liabilities - 0.09%		$447
TOTAL NET ASSETS - 100.00%		$483,758

(a)	Current yield shown is as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $270,035 or 55.82% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	61.08%
Insured	8.12%
Industrial	7.35%
Consumer, Non-cyclical	6.61%
Consumer, Cyclical	4.77%
Investment Companies	3.91%
Utilities	3.42%
Communications	2.38%
Asset Backed Securities	1.27%
Basic Materials	1.00%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year October 31 (except as noted):

		Net Asset	Net		Dividends	Total
		Value,	Investment	Total From	from Net	Dividends	Net Asset			Net Assets, End of
		Beginning	Income	Investment	Investment	and	Value End			Period (in
		of Period	(Loss)(a)	Operations	Income	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2018	(c)	$1.00	$0.01	$0.01	($0.01)	($0.01)	$1.00	0.51%(d),(e)		$249,295
2017		1.00	–	–	–	–	1.00	0.48	(e)	243,195
2016		1.00	–	–	–	–	1.00	0.00	(e)	268,364
2015		1.00	–	–	–	–	1.00	0.00	(e)	254,240
2014		1.00	–	–	–	–	1.00	0.00	(e)	249,914
2013		1.00	–	–	–	–	1.00	0.00	(e)	278,536

See accompanying notes.

12

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

		Ratio of Net
Ratio of Expenses	Ratio of Gross	Investment Income
to Average Net	Expenses to Average	to Average Net
Assets	Net Assets(b)	Assets

0.58%(f)	0.73%(f)	1.03%(f)
0.58	0.73	0.43
0.50	0.76	0.00
0.20	0.83	0.00
0.17	0.82	0.00
0.21	0.82	0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

13

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

As a shareholder of the the Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account	Ending Account	November 1,		Account	Ending Account	November 1,
	Value November	Value April 30,	2017 to April 30,		Value November	Value April 30,	2017 to April 30,		Annualized
	1, 2017	2018	2018	(a)	1, 2017	2018	2018	(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,005.08	$2.88		$1,000.00	$1,021.92	$2.91		0.58%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	135	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	135	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.
Craig Damos	President, The Damos Company	135	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954
Mark A. Grimmett	Formerly, Executive Vice	135	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	135	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951
Tao Huang	Retired.	135	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962
Karen (“Karrie”) McMillan	Managing Director, Patomak	135	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute
Elizabeth A. Nickels	Formerly, Executive Director,	135	Charlotte Russe; Follet
Director since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	135	Brown Advisory; B/E
Director since 2018	Consulting, Inc.		Aerospace; WP Carey;
Member, Operations Committee			Nalco (and its successor
1959			Ecolab)

15

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	135	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	135	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	135	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”)
1959	since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

16

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel (since-2017)
Vice President and Counsel and	Counsel, PFD (2009-2013)
Assistant	Counsel, PLIC
Secretary	Counsel, PMC (2009-2013, 2014-2017)
Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Ashley Fuhrmeister	Council, PLIC since 2017
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1982
Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC (2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

17

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

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The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2018, and the Statement of Additional Information dated March 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

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BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Management Agreement with Principal Global Investors, LLC (the “Manager”) related to the Government Money Market Fund; (2) an Amended Subadvisory Agreement with Eagle Asset Management, Inc. related to the MidCap Growth Fund III; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the LargeCap Growth Fund; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the MidCap Growth Fund; (4) an Amended Subadvisory Agreement with Origin Asset Management LLP related to the International Fund I; (5) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Diversified Income Fund; (6) an Amended Subadvisory Agreement with Post Advisory Group, Inc. related to the Global Diversified Income Fund; (7) an Amended Subadvisory Agreement with Spectrum Asset Management, Inc. related to the Global Diversified Income Fund; (8) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Real Estate Securities Fund; (9) an Amended Subadvisory Agreement with Finisterre Capital LLP related to the Finisterre Unconstrained Emerging Markets Bond Fund; (10) an Amended Subadvisory Agreement with Dimensional Fund Advisors, LP related to the SmallCap Value Fund II; (11) an Amended Subadvisory Agreement with T. Rowe Price Associates, Inc. related to the LargeCap Growth Fund; and (12) an Amended Subadvisory Agreement with Logan Circle Partners, L.P. related to the Global Diversified Income Fund.

Management Agreement for Government Money Market Fund

On December 12, 2017, the Board met to consider, on behalf of the newly established Government Money Market Fund (the “Fund”), the approval of a management agreement (the “Management Agreement”) between PFI, for the Fund, and the Manager.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and Principal Management Corporation, the previous investment adviser to the Principal Funds (as defined below) that merged with and into the Manager on May 1, 2017, have had a long-term relationship with PFI that the Manager serves as the investment adviser to the existing series of PFI, (the “Principal Funds”), all of which are overseen by the Board; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2017 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund because no track record was available. However, the Board took note that the Manager has managed another money market fund that is a series of PFI, the performance of which is reviewed by the Board.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management fee. The Board received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee for the Fund to advisory fees of funds in a peer group provided by Broadridge. The Board also considered that the Fund is proposed to be used as a cash sweep vehicle for certain series of PFI and that, therefore, the fees paid to the Manager for the management of the Fund would be in addition to the fees received by the Manager for managing the assets of the series of PFI that use the cash sweep vehicle. The Board also received information from the Manager, based upon data obtained from The Bank of New York Mellon (“BNYM”), comparing the proposed management fee for the Fund to the advisory fees paid by the unaffiliated money market funds in which such series of PFI currently invest through BNYM’s Short Term Investment Fund. In addition, the Board considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

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In addition, in evaluating the management fee, the Board considered the Manager’s discussion of expected gross revenues and expenses relating to the Fund. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statement that its profit margin may vary depending on the assets of other series of PFI that are invested in the Fund, as well as the Manager’s description of the measures it will put in place to mitigate potential conflicts of interest. The Board also noted the Manager’s statement that there would be no other known fall-out benefits to the Manager in connection with its management of the Fund. The Board concluded that, on the basis of the information provided, the proposed management fee for the Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund. In addition, the Board concluded that the fees charged under the Management Agreement would be for services in addition to, rather than duplicative of, the services currently performed under the management agreements for the series of PFI that would invest in the Fund.

Eagle Asset Management, Inc. Subadvisory Agreement

On December 12, 2017 the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Eagle Asset Management, Inc. (the “Subadvisor”). The amendment to the Subadvisory Agreement limited the amount of cash and cash equivalents that are included in the net assets of the Fund’s subadvisory fee schedule which could result in a decrease in the subadvisory fee rate under certain circumstances.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, any change in the subadvisory fee rate payable with respect to the Fund would not change the management fee paid by the Fund. The Board considered the Manager’s stated belief that the quality and the quantity of services to be performed by the Subadvisor under the proposed amended Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than the change described above.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the approval of the amended Subadvisory Agreement.

Approval of Amended Subadvisory Agreements for LargeCap Growth Fund, MidCap Growth Fund, International Fund I, Global Diversified Income Fund, Global Real Estate Securities Fund and Finisterre Unconstrained Emerging Markets Bond Fund

On December 12, 2017, the Board considered:

For LargeCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Columbus Circle Investors (“CCI” or a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For MidCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and CCI in connection with a proposal to change the methodology for calculating the subadvisory fee;
For International Fund I (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Origin Asset Management LLP (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Diversified Income Fund (a “Fund”) the approval of:
(1) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (“PREI” or a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in

21

the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at certain greater asset levels,
(2) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Post Advisory Group, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee, and
(3) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Real Estate Securities Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and PREI in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels; and
For Finisterre Unconstrained Emerging Markets Bond Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory Agreements and noted that because the subadvisory fees were paid by the Manager, the changes in the subadvisory fee schedules would not change the management fees paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services provided by each Subadvisor to the applicable Fund(s) and that each Subadvisor’s obligations under the applicable Subadvisory Agreement(s) would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and, in certain circumstances, the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement(s) and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended the approval of each amended Subadvisory Agreement.

Dimensional Fund Advisors, LP Amended Subadvisory Agreement
On December 12, 2017, the Board Funds met to consider for SmallCap Value Fund II (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Dimensional Fund Advisors, LP (the “Subadvisor”) in connection with a proposal to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at certain asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

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T. Rowe Price Associates, Inc. Amended Subadvisory Agreement

On December 12, 2017, the Board met to consider for LargeCap Growth Fund (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and T. Rowe Price Associates, Inc. (the “Subadvisor”). The proposed amendment to the Subadvisory Agreement would amend the subadvisory fee schedule, as compared to the fee schedule in effect prior to the September 2017 renewal of the Subadvisory Agreement, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at significantly lower asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Logan Circle Partners, L.P. Amended Subadvisory Agreement

On March 13, 2018, the Board met to consider for Global Diversified Income Fund (the “Fund”) the approval of an amended fee schedule under the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Logan Circle Partners, L.P. (the “Subadvisor”) with respect to the emerging markets debt investment sleeve of the Fund in connection with a proposal to reduce the Subadvisor’s fee.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed change in the subadvisory fee schedule. The Board considered the Manager’s representation that the change in the subadvisory fee schedule would not reduce the quality or extent of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the subadvisory agreement then in effect and had concluded, based upon the information provided, that the terms of that subadvisory agreement were reasonable and that approval of that subadvisory agreement was in the best interests of the Fund. In addition, the Board noted that, as part of the annual contract renewal, they had noted that a change in control transaction with respect to the Subadvisor was expected to become effective in September 2017, and that this change in control would result in the “assignment” (as defined in the Investment Company Act of 1940, as amended) of the subadvisory agreement then in effect, causing the agreement’s automatic termination. The Board had considered the Manager’s statements that there were no anticipated changes to the portfolio management team that managed the Fund’s emerging markets debt investment sleeve or to the investment philosophy and process the team employs; that the change in control transaction was not expected to impact the nature, quality or extent of the services that the Subadvisor provided to the Fund; and that the subadvisory fee schedule would not change in connection with the change in control transaction. Accordingly, the Board had concluded that the Subadvisory Agreement should be approved to take effect upon the termination of the subadvisory agreement then in effect upon the effectiveness of the change in control transaction.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

23

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

Investing involves risk, including possible loss of principal.

     This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV314-15 | © 2018 Principal Financial Services, Inc. | 04/2018 | t17042406fo

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 6/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 6/14/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 6/14/2018